SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%
Aerospace & Defense - 4.2%
Boeing (The) Co.	9,133	$3,325
Harris Corp.	5,506	1,041
Lockheed Martin Corp.	9,582	3,483

		7,849

Apparel & Textile Products - 0.9%
Kontoor Brands, Inc.*	2,593	73
VF Corp.	18,309	1,599

		1,672

Asset Management - 1.6%
Ameriprise Financial, Inc.	11,238	1,631
Franklin Resources, Inc.	42,316	1,473

		3,104

Banking - 5.2%
Bank of America Corp.	37,786	1,096
Citigroup, Inc.	16,906	1,184
Fifth Third Bancorp	58,492	1,632
JPMorgan Chase & Co.	52,223	5,838

		9,750

Biotechnology & Pharmaceuticals - 9.7%
AbbVie, Inc.	45,089	3,279
Amgen, Inc.	19,326	3,561
Bristol-Myers Squibb Co.	56,424	2,559
Johnson & Johnson	17,642	2,457
Merck & Co., Inc.	20,640	1,731
Pfizer, Inc.	108,667	4,707

		18,294

Chemicals - 0.8%
3M Co.	116	20
LyondellBasell Industries N.V., Class A	17,455	1,504

		1,524

Commercial Services - 0.9%
H&R Block, Inc.	57,661	1,689

Consumer Products - 6.0%
Altria Group, Inc.	36,529	1,730
Archer-Daniels-Midland Co.	37,099	1,514
Colgate-Palmolive Co.	33,585	2,407
Kimberly-Clark Corp.	14,281	1,903
PepsiCo, Inc.	3,242	425
Philip Morris International, Inc.	42,004	3,298

		11,277

Distributors - Consumer Staples - 0.8%
Bunge Ltd.	26,349	1,468

Electrical Equipment - 0.5%
Emerson Electric Co.	15,281	1,020

Forest & Paper Products - 0.7%
Domtar Corp.	28,442	1,267

Gaming, Lodging & Restaurants - 1.1%
Las Vegas Sands Corp.	11,390	673
Wyndham Destinations, Inc.	33,431	1,468

		2,141

Hardware - 8.9%
Apple, Inc.	46,100	9,124
Cisco Systems, Inc.	85,150	4,660
HP, Inc.	82,688	1,719
NetApp, Inc.	12,174	751
Seagate Technology PLC	9,027	426

		16,680

Health Care Facilities & Services - 0.8%
Cardinal Health, Inc.	31,985	1,507

Industrial Services - 0.4%
MSC Industrial Direct Co., Inc., Class A	9,101	676

Institutional Financial Services - 0.4%
BGC Partners, Inc., Class A	136,029	711

Insurance - 2.4%
Aflac, Inc.	34,563	1,894
Allstate (The) Corp.	10,517	1,070
AXA Equitable Holdings, Inc.	64,345	1,345
Berkshire Hathaway, Inc., Class B*	1,414	301

		4,610

Machinery - 0.9%
Illinois Tool Works, Inc.	11,765	1,774

Media - 6.1%
Alphabet, Inc., Class A(1) *	2,661	2,881
Facebook, Inc., Class A(1) *	2,772	535
Interpublic Group of (The) Cos., Inc.	37,955	858
Omnicom Group, Inc.	20,467	1,677
Sirius XM Holdings, Inc.	98,119	548
Tribune Media Co., Class A	30,536	1,411
Walt Disney (The) Co.	25,349	3,540

		11,450

Medical Equipment & Devices - 1.4%
Baxter International, Inc.	21,422	1,754
Hill-Rom Holdings, Inc.	9,049	947

		2,701

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Oil, Gas & Coal - 5.3%
Chevron Corp.	22,852	$2,844
Equitrans Midstream Corp.	35,300	696
Exxon Mobil Corp.	39,791	3,049
Phillips 66	17,618	1,648
Valero Energy Corp.	19,618	1,679

		9,916

Real Estate Investment Trusts - 5.0%
Apple Hospitality REIT, Inc.	7,617	121
Brixmor Property Group, Inc.	78,185	1,398
HCP, Inc.	24,383	780
Host Hotels & Resorts, Inc.	43,127	786
Kimco Realty Corp.	22,968	424
Medical Properties Trust, Inc.	40,400	704
New Residential Investment Corp.	44,937	692
Park Hotels & Resorts, Inc.	43,831	1,208
Simon Property Group, Inc.	9,023	1,441
Weingarten Realty Investors	41,720	1,144
WP Carey, Inc.	9,657	784

		9,482

Recreational Facilities & Services - 0.5%
Cinemark Holdings, Inc.	6,505	235
Six Flags Entertainment Corp.	14,991	745

		980

Retail - Consumer Staples - 2.3%
Walgreens Boots Alliance, Inc.	29,602	1,618
Walmart, Inc.	25,311	2,797

		4,415

Retail - Discretionary - 7.7%
Amazon.com, Inc.(1) *	1,794	3,397
Best Buy Co., Inc.	20,676	1,442
Dick’s Sporting Goods, Inc.(1)	34,706	1,202
Foot Locker, Inc.	12,445	522
Home Depot (The), Inc.	22,663	4,713
Kohl’s Corp.	20,658	982
Macy’s, Inc.(1)	57,364	1,231
Nordstrom, Inc.	32,130	1,024

		14,513

Semiconductors - 4.1%
KLA-Tencor Corp.	12,597	1,489
Lam Research Corp.	5,360	1,007
Maxim Integrated Products, Inc.	26,470	1,583
Texas Instruments, Inc.	31,799	3,649

		7,728

Software - 4.7%
Intuit, Inc.	5,248	1,371
Microsoft Corp.	36,285	4,861
Oracle Corp.	46,586	2,654

		8,886

Specialty Finance - 5.3%
American Express Co.	26,954	3,327
Mastercard, Inc., Class A	11,738	3,105
Navient Corp.	7,356	101
Santander Consumer USA Holdings, Inc.	63,995	1,533
Synchrony Financial	16,732	580
Visa, Inc., Class A	7,682	1,333

		9,979

Technology Services - 1.6%
Accenture PLC, Class A	6,377	1,178
International Business Machines Corp.	12,971	1,789

		2,967

Telecom - 2.1%
CenturyLink, Inc.	67,448	793
Verizon Communications, Inc.	56,064	3,203

		3,996

Transportation & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	16,805	1,418

Transportation Equipment - 0.9%
Cummins, Inc.	9,771	1,674

Utilities - 5.3%
AES Corp.	20,405	342
CenterPoint Energy, Inc.	28,603	819
DTE Energy Co.	11,903	1,522
Entergy Corp.	9,452	973
Exelon Corp.	33,870	1,624
FirstEnergy Corp.	38,821	1,662
OGE Energy Corp.	33,211	1,413
PPL Corp.	49,793	1,544

		9,899

Total Common Stocks (Cost $149,329)		187,017

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(2) (3)	885,454	$885

Total Investment Companies (Cost $885)		885

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
2.45%, 7/18/19(4) (5)	$210	$210

Total Short-Term Investments (Cost $210)		210

Total Investments - 99.9% (Cost $150,424)		188,112

Other Assets less Liabilities - 0.1%		190

NET ASSETS - 100.0%		$188,302

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2019 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	8	$1,178	Long	9/19	$9

At June 30, 2019, the Fund had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Exp. Date 7/19/19, Strike Price $1,200.00	(26)	$2,815	$(2)
Amazon.com, Inc., Exp. Date 7/19/19, Strike Price $2,050.00	(17)	3,219	(6)
Dick’s Sporting Goods, Inc., Exp. Date 7/19/19, Strike Price $37.00	(347)	1,202	(7)
Facebook, Inc., Exp. Date 7/19/19, Strike Price $210.00	(27)	521	(1)
Macy’s, Inc., Exp. Date 7/19/19, Strike Price $24.00	(287)	616	(2)

Total Written Options Contracts (Premiums Received (000S) $29)			$(18)

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.4%
Consumer Discretionary	11.1
Consumer Staples	9.2
Energy	5.3
Financials	13.0
Health Care	12.0
Industrials	7.7
Information Technology	21.8
Materials	1.5
Real Estate	4.7
Utilities	5.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$187,017	$—	$—	$187,017
Investment Companies	885	—	—	885
Short-Term Investments	—	210	—	210

Total Investments	$187,902	$210	$—	$188,112

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	JUNE 30, 2019 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$9	$—	$—	$9
Liabilities
Written Options	(18)	—	—	(18)

Total Other Financial Instruments	$(9)	$—	$—	$(9)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,160	$4,461	$5,736	$8	$885	885,454

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%(1)
Australia - 5.6%
AGL Energy Ltd.	22,358	$314
Australia & New Zealand Banking Group Ltd.	141,325	2,802
BHP Group Ltd.	28,026	812
CIMIC Group Ltd.	2,918	92
Crown Resorts Ltd.	36,382	318
Flight Centre Travel Group Ltd.	32,508	950
Fortescue Metals Group Ltd.	122,228	778
Harvey Norman Holdings Ltd.	155,115	444
Macquarie Group Ltd.	25,755	2,273
Santos Ltd.	46,579	232
Sonic Healthcare Ltd.	17,418	332
South32 Ltd.	283,168	633
Telstra Corp. Ltd.	275,296	745
Woodside Petroleum Ltd.	9,492	243

		10,968

Austria - 0.8%
Raiffeisen Bank International A.G.	65,434	1,535

Belgium - 0.8%
Colruyt S.A.	912	53
Proximus SADP	48,798	1,440

		1,493

Canada - 8.6%
Atco Ltd., Class I	7,268	245
Canadian Imperial Bank of Commerce	27,318	2,148
Canadian National Railway Co.	14,789	1,369
Canadian Pacific Railway Ltd.	1,154	272
CI Financial Corp.	123,551	2,013
Constellation Software, Inc.	381	359
Encana Corp.	268,619	1,378
Gildan Activewear, Inc.	5,596	217
Hydro One Ltd.(2)	18,034	315
Magna International, Inc.	3,356	167
Manulife Financial Corp.	69,212	1,258
Methanex Corp.	26,596	1,207
Metro, Inc.	5,412	203
National Bank of Canada	45,273	2,151
Rogers Communications, Inc., Class B	1,682	90
TC Energy Corp.	50,161	2,487
Teck Resources Ltd., Class B	40,836	942

		16,821

China - 0.8%
Yangzijiang Shipbuilding Holdings Ltd.	1,418,700	1,609

Denmark - 1.2%
Carlsberg A/S, Class B	594	79
Novo Nordisk A/S, Class B	1,307	67
Pandora A/S	7,430	264
Vestas Wind Systems A/S	23,563	2,038

		2,448

Finland - 1.0%
Fortum OYJ	4,414	98
Neste OYJ	5,780	196
Orion OYJ, Class B	6,260	230
UPM-Kymmene OYJ	58,390	1,552

		2,076

France - 9.2%
Atos S.E.	1,307	109
BNP Paribas S.A.	2,168	103
Capgemini S.E.	14,120	1,757
Cie Generale des Etablissements Michelin S.C.A.	14,473	1,836
CNP Assurances	84,057	1,909
Covivio	634	66
Dassault Aviation S.A.	57	82
Engie S.A.	37,729	573
Eutelsat Communications S.A.	55,598	1,040
Imerys S.A.	26,820	1,429
Kering S.A.	437	259
L’Oreal S.A.	9,010	2,566
LVMH Moet Hennessy Louis Vuitton S.E.	4,140	1,762
Peugeot S.A.	4,170	103
Sanofi	35,223	3,047
Societe BIC S.A.	18,182	1,387
Worldline S.A./France(2) *	536	39

		18,067

Germany - 6.6%
Allianz S.E. (Registered)	5,388	1,298
Covestro A.G.(2)	34,420	1,750
Deutsche Lufthansa A.G. (Registered)	27,383	469
E.ON S.E.	9,362	102
HOCHTIEF A.G.	4,932	601
HUGO BOSS A.G.	23,907	1,593
Merck KGaA	18,939	1,982
METRO A.G.	65,755	1,202
SAP S.E.	19,141	2,631
Siemens A.G. (Registered)	2,470	294

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%(1) continued
Germany - 6.6% continued
Uniper S.E.	9,504	$288
Vonovia S.E.	13,893	663

		12,873

Hong Kong - 3.5%
CK Asset Holdings Ltd.	226,957	1,772
CLP Holdings Ltd.	39,655	437
Hang Seng Bank Ltd.	24,157	600
Hong Kong & China Gas Co. Ltd.	31,443	70
Link REIT	141,810	1,744
NWS Holdings Ltd.	365,977	753
Swire Properties Ltd.	46,098	186
WH Group Ltd.(2)	1,395,821	1,421

		6,983

Israel - 1.5%
Bank Leumi Le-Israel B.M.	175,267	1,267
Check Point Software Technologies Ltd.*	13,927	1,610

		2,877

Italy - 2.1%
Atlantia S.p.A.	17,163	446
Enel S.p.A.	137,804	963
Leonardo S.p.A.	9,838	125
Mediobanca Banca di Credito Finanziario S.p.A.	51,477	531
Poste Italiane S.p.A.(2)	205,796	2,168

		4,233

Japan - 21.4%
ABC-Mart, Inc.	31,200	2,036
AGC, Inc.	2,800	126
AGC, Inc.	400	14
Alfresa Holdings Corp.	68,309	1,690
Astellas Pharma, Inc.	86,100	1,229
Bridgestone Corp.	37,810	1,491
Brother Industries Ltd.	68,622	1,300
Canon, Inc.	33,500	981
Central Japan Railway Co.	9,839	1,974
Chubu Electric Power Co., Inc.	12,900	181
Daito Trust Construction Co. Ltd.	4,320	550
Daiwa House Industry Co. Ltd.	54,000	1,577
East Japan Railway Co.	9,300	871
FUJIFILM Holdings Corp.	1,300	66
Hitachi Ltd.	40,600	1,492
Honda Motor Co. Ltd.	13,700	355
ITOCHU Corp.	93,327	1,787
Japan Airlines Co. Ltd.	6,300	202
Japan Tobacco, Inc.	26,000	575
Kajima Corp.	6,200	85
KDDI Corp.	63,519	1,618
Kirin Holdings Co. Ltd.	73,600	1,589
Marubeni Corp.	59,900	397
Mitsubishi Chemical Holdings Corp.	221,900	1,553
Mitsubishi Corp.	41,600	1,098
Mitsui & Co. Ltd.	24,800	405
Mizuho Financial Group, Inc.	980,000	1,422
Nippon Electric Glass Co. Ltd.	2,100	53
Nippon Telegraph & Telephone Corp.	3,567	166
NSK Ltd.	12,500	112
NTT DOCOMO, Inc.	43,300	1,011
ORIX Corp.	36,200	541
Osaka Gas Co. Ltd.	9,300	162
Resona Holdings, Inc.	214,200	895
Rohm Co. Ltd.	11,000	743
Seven & i Holdings Co. Ltd.	12,600	427
SoftBank Group Corp.	13,400	646
Subaru Corp.	51,900	1,264
Sumitomo Heavy Industries Ltd.	29,500	1,018
Sumitomo Mitsui Financial Group, Inc.	64,000	2,266
Suntory Beverage & Food Ltd.	26,776	1,162
THK Co. Ltd.	2,000	48
Tokyo Electric Power Co. Holdings, Inc.*	51,200	267
Tokyo Gas Co. Ltd.	12,562	296
Tosoh Corp.	68,244	963
Toyota Motor Corp.	54,300	3,375

		42,079

Netherlands - 5.1%
ABN AMRO Group N.V. - CVA(2)	52,450	1,122
ArcelorMittal	13,618	244
ING Groep N.V.	69,411	805
Koninklijke Ahold Delhaize N.V.	34,808	783
NN Group N.V.	47,127	1,897
NXP Semiconductors N.V.	3,068	299
Royal Dutch Shell PLC, Class B	148,215	4,835

		9,985

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%(1) continued
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	33,706	$350
Meridian Energy Ltd.	1,768	6

		356

Norway - 1.1%
DNB ASA	6,507	121
Equinor ASA	94,658	1,875
Mowi ASA	4,526	106

		2,102

Portugal - 0.2%
EDP - Energias de Portugal S.A.	87,086	331

Singapore - 1.4%
ComfortDelGro Corp. Ltd.	57,970	114
Genting Singapore Ltd.	306,200	209
United Overseas Bank Ltd.	122,057	2,358

		2,681

Spain - 2.4%
ACS Actividades de Construccion y Servicios S.A.	46,756	1,867
Enagas S.A.	53,973	1,442
Endesa S.A.	12,295	317
Iberdrola S.A.	103,969	1,037
Naturgy Energy Group S.A.	1,570	43

		4,706

Sweden - 3.6%
Hennes & Mauritz AB, Class B	26,179	465
Hexagon AB, Class B	13,662	759
ICA Gruppen AB	9,697	417
Sandvik AB	128,830	2,367
Skandinaviska Enskilda Banken AB, Class A	163,668	1,514
Skanska AB, Class B	6,788	123
SKF AB, Class B	43,932	808
Swedish Match AB	8,171	345
Volvo AB, Class B	16,116	256

		7,054

Switzerland - 7.4%
Adecco Group A.G. (Registered)	21,236	1,276
Alcon, Inc.*	4,165	258
Nestle S.A. (Registered)	42,274	4,377
Novartis A.G. (Registered)	20,724	1,895
Roche Holding A.G. (Genusschein)	16,131	4,539
Swisscom A.G. (Registered)	4,245	2,131

		14,476

United Kingdom - 13.4%
3i Group PLC	124,220	1,759
Anglo American PLC	82,755	2,367
Barratt Developments PLC	54,976	400
Berkeley Group Holdings (The) PLC	18,194	863
BP PLC	101,929	712
British American Tobacco PLC	4,159	145
BT Group PLC	210,059	525
Centrica PLC	211,904	236
easyJet PLC	52,397	635
Fiat Chrysler Automobiles N.V.	116,099	1,615
GlaxoSmithKline PLC	130,020	2,603
HSBC Holdings PLC	19,106	159
Imperial Brands PLC	65,440	1,537
J Sainsbury PLC	244,110	608
Legal & General Group PLC	612,319	2,096
Lloyds Banking Group PLC	3,261,291	2,349
Meggitt PLC	183,346	1,222
National Grid PLC	39,685	422
Next PLC	1,132	80
Pearson PLC	99,312	1,035
Persimmon PLC	33,000	837
Rio Tinto PLC	16,491	1,017
Royal Mail PLC	621	2
Smith & Nephew PLC	44,345	962
SSE PLC(3)	14	—
Tesco PLC	223,257	644
Unilever N.V. - CVA	23,529	1,433
United Utilities Group PLC	3,145	31

		26,294

United States - 0.2%
Bausch Health Cos., Inc.*	15,392	388

Total Common Stocks (Cost $200,976)		192,435

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.1%(1)
Germany - 0.1%
Henkel A.G. & Co. KGaA,
2.13%(4)	2,533	$248

Total Preferred Stocks (Cost $323)		248

INVESTMENT COMPANIES - 0.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(5) (6)	276,422	276

Total Investment Companies (Cost $276)		276

Total Investments - 98.3% (Cost $201,575)		192,959

Other Assets less Liabilities - 1.7%		3,260

NET ASSETS - 100.0%		$196,219

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Value rounds to less than one thousand.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2019 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Euro Stoxx 50 (Euro)	38	$1,498	Long	9/19	$42
FTSE 100 Index (British Pound)	6	562	Long	9/19	6
S&P/TSX 60 Index (Canadian Dollar)	2	299	Long	9/19	—	*
SPI 200 Index (Australian Dollar)	3	345	Long	9/19	4
Yen Denominated Nikkei 225 (Japanese Yen)	8	790	Long	9/19	15

Total					$67

*	Amounts round to less than a thousand.

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	5.4%
Consumer Discretionary	10.9
Consumer Staples	10.4
Energy	6.2
Financials	21.5
Health Care	10.2
Industrials	13.6
Information Technology	6.3
Materials	7.9
Real Estate	3.4
Utilities	4.2

Total	100.0%

At June 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	27.7%
Japanese Yen	21.8
British Pound	14.6
Canadian Dollar	8.9
Swiss Franc	7.5
Australian Dollar	5.7
All other currencies less than 5%	13.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$16,821	$—	$—	$16,821
Germany	1,733	11,140	—	12,873
Israel	1,610	1,267	—	2,877
Italy	125	4,108	—	4,233
Netherlands	299	9,686	—	9,985
United States	388	—	—	388
All Other Countries(1)	—	145,258	—	145,258

Total Common Stocks	20,976	171,459	—	192,435

Preferred Stocks(1)	—	248	—	248
Investment Companies	276	—	—	276

Total Investments	$21,252	$171,707	$—	$192,959

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$67	$—	$—	$67

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$533	$7,255	$7,512	$2	$276	276,422

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%
Aerospace & Defense - 2.2%
Boeing (The) Co.	9,466	$3,446
Huntington Ingalls Industries, Inc.	3,041	683
Spirit AeroSystems Holdings, Inc., Class A	15,854	1,290

		5,419

Apparel & Textile Products - 0.5%
Capri Holdings Ltd.*	10,803	375
Kontoor Brands, Inc.*	310	9
Ralph Lauren Corp.	5,117	581
VF Corp.	2,158	188

		1,153

Asset Management - 0.6%
Franklin Resources, Inc.	40,338	1,404

Banking - 5.2%
Bank of America Corp.	70,503	2,045
CIT Group, Inc.	10,773	566
Citigroup, Inc.	47,369	3,317
Citizens Financial Group, Inc.	43	2
Fifth Third Bancorp	58,439	1,630
JPMorgan Chase & Co.	20,836	2,329
Regions Financial Corp.	91,165	1,362
SunTrust Banks, Inc.	638	40
Wells Fargo & Co.	32,990	1,561

		12,852

Biotechnology & Pharmaceuticals - 7.2%
AbbVie, Inc.	2,637	192
Amgen, Inc.	14,366	2,647
Biogen, Inc.*	4,666	1,091
Bristol-Myers Squibb Co.	28,163	1,277
Celgene Corp.*	7,147	661
Eli Lilly & Co.	8,327	922
Gilead Sciences, Inc.	10,763	727
Johnson & Johnson	38,208	5,322
Merck & Co., Inc.	16,289	1,366
Pfizer, Inc.	81,158	3,516

		17,721

Chemicals - 1.8%
3M Co.	8,802	1,526
Celanese Corp.	4,750	512
Huntsman Corp.	20,461	418
LyondellBasell Industries N.V., Class A	19,686	1,696
PPG Industries, Inc.	2,795	326

		4,478

Commercial Services - 1.3%
H&R Block, Inc.	61,652	1,806
Robert Half International, Inc.	24,285	1,385

		3,191

Consumer Products - 4.6%
Altria Group, Inc.	4,795	227
Archer-Daniels-Midland Co.	347	14
Clorox (The) Co.	7,222	1,106
Coca-Cola (The) Co.	5,637	287
General Mills, Inc.	7,678	403
Herbalife Nutrition Ltd.*	26,829	1,147
Hershey (The) Co.	4,197	563
Kimberly-Clark Corp.	16,334	2,177
PepsiCo, Inc.	20,123	2,639
Philip Morris International, Inc.	22,050	1,732
Procter & Gamble (The) Co.	10,346	1,134

		11,429

Electrical Equipment - 0.5%
Emerson Electric Co.	226	15
Ingersoll-Rand PLC	9,197	1,165

		1,180

Forest & Paper Products - 0.5%
Domtar Corp.	25,319	1,127

Gaming, Lodging & Restaurants - 1.3%
Starbucks Corp.	18,921	1,586
Wyndham Destinations, Inc.	36,715	1,612

		3,198

Hardware - 6.5%
Apple, Inc.	50,418	9,979
Cisco Systems, Inc.	73,646	4,030
HP, Inc.	79,083	1,644
Zebra Technologies Corp., Class A*	1,637	343

		15,996

Health Care Facilities & Services - 3.2%
AmerisourceBergen Corp.	9,680	825
Anthem, Inc.	1,722	486
Cardinal Health, Inc.	7,135	336
HCA Healthcare, Inc.	1,667	226
Humana, Inc.	1,350	358
McKesson Corp.	12,920	1,736
UnitedHealth Group, Inc.	15,745	3,842

		7,809

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Home & Office Products - 1.1%
Masco Corp.	15,956	$626
NVR, Inc.*	112	378
PulteGroup, Inc.	6,855	217
Snap-on, Inc.	9,010	1,492

		2,713

Industrial Services - 0.8%
HD Supply Holdings, Inc.*	13,885	559
W.W. Grainger, Inc.	5,033	1,350

		1,909

Institutional Financial Services - 1.7%
Bank of New York Mellon (The) Corp.	18,706	826
Goldman Sachs Group (The), Inc.	7,083	1,449
Morgan Stanley	41,522	1,819

		4,094

Insurance - 4.5%
Aflac, Inc.	38,346	2,102
American International Group, Inc.	17,434	929
Assured Guaranty Ltd.	34,248	1,441
AXA Equitable Holdings, Inc.	66,547	1,391
Berkshire Hathaway, Inc., Class B*	12,494	2,663
MetLife, Inc.	41,767	2,075
Prudential Financial, Inc.	5,498	555
Voya Financial, Inc.	103	6

		11,162

Iron & Steel - 0.6%
Nucor Corp.	16,909	932
Steel Dynamics, Inc.	18,461	557

		1,489

Machinery - 0.6%
Oshkosh Corp.	18,278	1,526

Media - 8.5%
Alphabet, Inc., Class A*	5,965	6,459
AMC Networks, Inc., Class A*	24,961	1,360
Booking Holdings, Inc.*	138	259
Comcast Corp., Class A	31,711	1,341
Facebook, Inc., Class A*	16,507	3,186
Netflix, Inc.*	2,726	1,001
Omnicom Group, Inc.	22,599	1,852
VeriSign, Inc.*	768	160
Viacom, Inc., Class B	47,230	1,411
Walt Disney (The) Co.	28,618	3,996

		21,025

Medical Equipment & Devices - 3.9%
Abbott Laboratories	13,503	1,136
Baxter International, Inc.	24,680	2,021
IDEXX Laboratories, Inc.*	5,999	1,652
Medtronic PLC	15,713	1,530
Varian Medical Systems, Inc.*	12,185	1,659
Waters Corp.*	6,969	1,500

		9,498

Oil, Gas & Coal - 5.3%
Baker Hughes a GE Co.	1,635	40
Chevron Corp.	31,613	3,934
ConocoPhillips	32,289	1,970
Exxon Mobil Corp.	60,940	4,670
HollyFrontier Corp.	1,539	71
Phillips 66	13,651	1,277
Valero Energy Corp.	12,501	1,070

		13,032

Passenger Transportation - 0.7%
Southwest Airlines Co.	33,491	1,701
United Continental Holdings, Inc.*	1,440	126

		1,827

Real Estate - 0.5%
CBRE Group, Inc., Class A*	22,196	1,139

Real Estate Investment Trusts - 2.4%
Equity Commonwealth	429	14
HCP, Inc.	52,455	1,677
Host Hotels & Resorts, Inc.	80,251	1,462
Kimco Realty Corp.	5,228	97
Lamar Advertising Co., Class A	8,386	677
Park Hotels & Resorts, Inc.	46,656	1,286
Simon Property Group, Inc.	4,529	723

		5,936

Recreational Facilities & Services - 0.1%
Live Nation Entertainment, Inc.*	4,055	269

Retail - Consumer Staples - 2.8%
Kroger (The) Co.	10,722	233
Target Corp.	18,102	1,568
Walgreens Boots Alliance, Inc.	31,097	1,700
Walmart, Inc.	29,893	3,303

		6,804

Retail - Discretionary - 6.4%
Amazon.com, Inc.*	3,787	7,171
AutoZone, Inc.*	679	747

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6% continued
Retail - Discretionary - 6.4% continued
Best Buy Co., Inc.	22,841	$1,593
Dick’s Sporting Goods, Inc.	42,749	1,480
eBay, Inc.	11,303	447
Foot Locker, Inc.	26,562	1,114
Home Depot (The), Inc.	3,969	825
Kohl’s Corp.	22,554	1,072
Lowe’s Cos., Inc.	11,044	1,114
Williams-Sonoma, Inc.	904	59

		15,622

Semiconductors - 4.3%
Broadcom, Inc.	4,260	1,226
Intel Corp.	74,153	3,550
KLA-Tencor Corp.	14,485	1,712
Lam Research Corp.	9,050	1,700
Texas Instruments, Inc.	20,738	2,380

		10,568

Software - 6.9%
Citrix Systems, Inc.	15,782	1,549
Microsoft Corp.	91,128	12,207
Oracle Corp.	54,397	3,099

		16,855

Specialty Finance - 2.9%
Ally Financial, Inc.	5,942	184
Capital One Financial Corp.	15,286	1,387
Mastercard, Inc., Class A	2,521	667
Navient Corp.	98,117	1,339
Total System Services, Inc.	17,762	2,278
Visa, Inc., Class A	7,852	1,363

		7,218

Technology Services - 2.8%
Accenture PLC, Class A	15,742	2,909
Booz Allen Hamilton Holding Corp.	14,809	981
Cognizant Technology Solutions Corp., Class A	6,949	440
International Business Machines Corp.	19,319	2,664

		6,994

Telecom - 2.0%
AT&T, Inc.	29,232	980
Verizon Communications, Inc.	68,795	3,930

		4,910

Transportation & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	17,727	1,496
Landstar System, Inc.	13,420	1,449

		2,945

Transportation Equipment - 0.8%
Allison Transmission Holdings, Inc.	248	11
Cummins, Inc.	11,082	1,899

		1,910

Utilities - 3.4%
AES Corp.	79,547	1,333
Ameren Corp.	23,862	1,792
CenterPoint Energy, Inc.	616	18
Edison International	1,300	88
Entergy Corp.	219	23
Exelon Corp.	33,382	1,600
FirstEnergy Corp.	43,201	1,849
NRG Energy, Inc.	14,886	523
Public Service Enterprise Group, Inc.	20,408	1,200

		8,426

Total Common Stocks (Cost $193,647)		244,828

INVESTMENT COMPANIES - 0.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(1) (2)	1,070,963	1,071

Total Investment Companies (Cost $1,071)		1,071

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
2.45%, 7/18/19(3) (4)	$275	$275

Total Short-Term Investments (Cost $275)		275

Total Investments - 100.1% (Cost $194,993)		246,174

Liabilities less Other Assets - (0.1%)		(228)

NET ASSETS - 100.0%		$245,946

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2019 is disclosed.
(3)	Discount rate at the time of purchase.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued	JUNE 30, 2019 (UNAUDITED)

(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	6	$883	Long	9/19	$9

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.5%
Consumer Discretionary	9.9
Consumer Staples	6.8
Energy	5.3
Financials	13.3
Health Care	14.3
Industrials	8.9
Information Technology	22.4
Materials	2.3
Real Estate	2.9
Utilities	3.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$244,828	$—	$—	$244,828
Investment Companies	1,071	—	—	1,071
Short-Term Investments	—	275	—	275

Total Investments	$245,899	$275	$—	$246,174

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$9	$—	$—	$9

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$797	$5,709	$5,435	$6	$1,071	1,070,963

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%
Aerospace & Defense - 1.0%
Arconic, Inc.	9,718	$251
Raytheon Co.	374	65
Textron, Inc.	7,575	402

		718

Automotive - 0.5%
Gentex Corp.	14,310	352

Banking - 8.7%
Bank of America Corp.	62,122	1,801
Citigroup, Inc.	22,193	1,554
JPMorgan Chase & Co.	12,100	1,353
Popular, Inc.	6,991	379
Wells Fargo & Co.	19,752	935

		6,022

Biotechnology & Pharmaceuticals - 6.1%
Allergan PLC	1,304	218
Bristol-Myers Squibb Co.	2,539	115
Johnson & Johnson	7,665	1,068
Merck & Co., Inc.	6,384	535
Pfizer, Inc.	52,277	2,265

		4,201

Chemicals - 0.7%
DuPont de Nemours, Inc.	603	45
Eastman Chemical Co.	2,948	230
LyondellBasell Industries N.V., Class A	2,767	238

		513

Commercial Services - 0.6%
ManpowerGroup, Inc.	3,917	378

Construction Materials - 0.6%
Carlisle Cos., Inc.	2,737	384

Consumer Products - 4.2%
Archer-Daniels-Midland Co.	7,370	301
Ingredion, Inc.	2,378	196
Procter & Gamble (The) Co.	21,722	2,382

		2,879

Consumer Services - 0.3%
Graham Holdings Co., Class B	262	181
Service Corp. International	295	14

		195

Containers & Packaging - 0.6%
International Paper Co.	9,760	423

Electrical Equipment - 3.1%
Acuity Brands, Inc.	2,731	377
Amphenol Corp., Class A	3,565	342
Eaton Corp. PLC	11,090	924
General Electric Co.	10,705	112
Hubbell, Inc.	2,765	360

		2,115

Forest & Paper Products - 0.5%
Domtar Corp.	8,147	363

Hardware - 3.7%
Apple, Inc.	1,591	315
Cisco Systems, Inc.	41,102	2,249

		2,564

Health Care Facilities & Services - 1.3%
Anthem, Inc.	1,862	526
Cardinal Health, Inc.	249	12
McKesson Corp.	2,831	380

		918

Home & Office Products - 1.5%
D.R. Horton, Inc.	118	5
Lennar Corp., Class A	7,700	373
PulteGroup, Inc.	11,638	368
Toll Brothers, Inc.	6,944	254

		1,000

Industrial Services - 0.5%
MSC Industrial Direct Co., Inc., Class A	4,789	356

Institutional Financial Services - 4.2%
Bank of New York Mellon (The) Corp.	14,538	642
Goldman Sachs Group (The), Inc.	5,842	1,195
Morgan Stanley	23,794	1,043

		2,880

Insurance - 5.9%
Alleghany Corp.*	313	213
Allstate (The) Corp.	4,207	428
Assured Guaranty Ltd.	8,503	358
Athene Holding Ltd., Class A*	6,434	277
Berkshire Hathaway, Inc., Class B*	3,726	794
Chubb Ltd.	5,686	837
Loews Corp.	7,605	416
Reinsurance Group of America, Inc.	1,433	224
RenaissanceRe Holdings Ltd.	1,123	200
White Mountains Insurance Group Ltd.	341	348

		4,095

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Iron & Steel - 1.1%
Nucor Corp.	1,617	$89
Reliance Steel & Aluminum Co.	4,113	389
Steel Dynamics, Inc.	9,946	301

		779

Machinery - 1.7%
AGCO Corp.	4,731	367
Oshkosh Corp.	4,469	373
Parker-Hannifin Corp.	2,684	456

		1,196

Media - 4.0%
Charter Communications, Inc., Class A*	685	271
Comcast Corp., Class A	22,262	941
Discovery, Inc., Class A*	13,680	420
DISH Network Corp., Class A*	4,556	175
John Wiley & Sons, Inc., Class A	7,691	353
Tribune Media Co., Class A	3,759	174
Viacom, Inc., Class B	13,298	397

		2,731

Medical Equipment & Devices - 8.5%
Abbott Laboratories	12,098	1,017
Agilent Technologies, Inc.	685	51
Baxter International, Inc.	7,393	606
Becton Dickinson and Co.	1,673	422
Danaher Corp.	811	116
Hill-Rom Holdings, Inc.	1,793	188
Medtronic PLC	17,120	1,667
STERIS PLC	1,581	235
Thermo Fisher Scientific, Inc.	5,369	1,577

		5,879

Oil, Gas & Coal - 7.9%
Baker Hughes a GE Co.	3,349	82
Chevron Corp.	17,871	2,224
Devon Energy Corp.	14,474	413
Exxon Mobil Corp.	14,868	1,139
Helmerich & Payne, Inc.	7,461	378
HollyFrontier Corp.	8,506	394
Patterson-UTI Energy, Inc.	3,879	44
PBF Energy, Inc., Class A	12,757	399
Schlumberger Ltd.	9,328	371

		5,444

Real Estate Investment Trusts - 6.0%
Alexandria Real Estate Equities, Inc.	1,709	241
American Campus Communities, Inc.	3,586	166
EPR Properties	4,787	357
Healthcare Trust of America, Inc., Class A	7,128	195
Host Hotels & Resorts, Inc.	22,696	413
Kilroy Realty Corp.	2,760	204
Kimco Realty Corp.	20,219	374
Life Storage, Inc.	3,736	355
National Retail Properties, Inc.	3,938	209
Park Hotels & Resorts, Inc.	10,024	276
Prologis, Inc.	2,330	187
Regency Centers Corp.	5,737	383
VICI Properties, Inc.	7,408	163
Weingarten Realty Investors	12,817	351
WP Carey, Inc.	2,816	229

		4,103

Retail - Consumer Staples - 4.7%
Casey’s General Stores, Inc.	1,277	199
Kroger (The) Co.	20,119	437
Target Corp.	10,621	920
Walgreens Boots Alliance, Inc.	7,306	400
Walmart, Inc.	11,706	1,293

		3,249

Retail - Discretionary - 1.3%
Best Buy Co., Inc.	1,976	138
Dick’s Sporting Goods, Inc.	2,202	76
Genuine Parts Co.	2,359	244
Kohl’s Corp.	5,055	240
Williams-Sonoma, Inc.	3,008	196

		894

Semiconductors - 2.5%
Broadcom, Inc.	608	175
Intel Corp.	21,419	1,025
Lam Research Corp.	559	105
NXP Semiconductors N.V.	2,665	260
Teradyne, Inc.	3,562	171

		1,736

Software - 1.8%
Oracle Corp.	21,499	1,225

Specialty Finance - 4.3%
Ally Financial, Inc.	13,380	415
Capital One Financial Corp.	7,323	664

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Specialty Finance - 4.3% continued
Fidelity National Information Services, Inc.	7,571	$929
Jack Henry & Associates, Inc.	2,491	333
Santander Consumer USA Holdings, Inc.	14,967	359
SLM Corp.	27,396	266

		2,966

Technology Services - 0.2%
International Business Machines Corp.	823	113

Telecom - 2.3%
AT&T, Inc.	26,590	891
Verizon Communications, Inc.	12,267	701

		1,592

Transportation & Logistics - 0.6%
Norfolk Southern Corp.	2,051	409

Transportation Equipment - 0.6%
Cummins, Inc.	2,483	425

Utilities - 7.3%
Avangrid, Inc.	6,887	348
Consolidated Edison, Inc.	3,949	346
DTE Energy Co.	2,294	293
Edison International	4,170	281
Evergy, Inc.	4,086	246
Exelon Corp.	11,786	565
National Fuel Gas Co.	6,619	349
OGE Energy Corp.	8,838	376
Pinnacle West Capital Corp.	4,063	382
PPL Corp.	14,415	447
Public Service Enterprise Group, Inc.	8,178	481
Southern (The) Co.	11,263	623
Vistra Energy Corp.	13,139	298

		5,035

Total Common Stocks (Cost $65,830)		68,132

INVESTMENT COMPANIES - 1.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(1) (2)	1,220,843	1,221

Total Investment Companies (Cost $1,221)		1,221

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
2.45%, 7/18/19(3) (4)	$150	$150

Total Short-Term Investments (Cost $150)		150

Total Investments - 100.8% (Cost $67,201)		69,503

Liabilities less Other Assets - (0.8%)		(522)

NET ASSETS - 100.0%		$68,981

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2019 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-mini S&P 500	5	$736	Long	9/19	$13

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	6.4%
Consumer Discretionary	4.9
Consumer Staples	7.6
Energy	8.0
Financials	21.6
Health Care	16.1
Industrials	8.3
Information Technology	10.6
Materials	3.1
Real Estate	6.0
Utilities	7.4

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	JUNE 30, 2019 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$68,132	$—	$—	$68,132
Investment Companies	1,221	—	—	1,221
Short-Term Investments	—	150	—	150

Total Investments	$69,353	$150	$—	$69,503

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$13	$—	$—	$13

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,347	$5,428	$6,554	$5	$1,221	1,220,843

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%
Aerospace & Defense - 1.3%
AAR Corp.	8,793	$324
Aerojet Rocketdyne Holdings, Inc.*	13,160	589
Aerovironment, Inc.*	4,580	260
American Outdoor Brands Corp.*	1,281	12
Astronics Corp.*	7,062	284
Astronics Corp., Class B*	3,668	147
Axon Enterprise, Inc.*	13,876	891
Barnes Group, Inc.	11,489	647
Ducommun, Inc.*	2,990	135
Moog, Inc., Class A	7,952	744
Sturm Ruger & Co., Inc.	4,497	245
Wesco Aircraft Holdings, Inc.*	804	9
Woodward, Inc.	16,041	1,815

		6,102

Apparel & Textile Products - 0.8%
Crocs, Inc.*	19,296	381
Culp, Inc.	198	4
Deckers Outdoor Corp.*	5,564	979
Delta Apparel, Inc.*	8,230	191
Fossil Group, Inc.*	256	3
Movado Group, Inc.	3,429	93
Oxford Industries, Inc.	2,957	224
Steven Madden Ltd.	21,145	718
Superior Group of Cos., Inc.	7,446	127
Unifi, Inc.*	6,669	121
Weyco Group, Inc.	3,368	90
Wolverine World Wide, Inc.	25,889	713

		3,644

Asset Management - 1.0%
Altisource Asset Management Corp.*	3,139	36
Ares Management Corp., Class A	12,600	330
Artisan Partners Asset Management, Inc., Class A	4,711	130
Ashford, Inc.*	180	6
Associated Capital Group, Inc., Class A	439	16
B. Riley Financial, Inc.	1,715	36
Blucora, Inc.*	9,721	295
Boston Private Financial Holdings, Inc.	15,913	192
BrightSphere Investment Group PLC	8,600	98
Cohen & Steers, Inc.	5,797	298
Diamond Hill Investment Group, Inc.	1,019	144
Federated Investors, Inc., Class B	18,800	611
GAMCO Investors, Inc., Class A	426	8
Hamilton Lane, Inc., Class A	4,200	240
Kennedy-Wilson Holdings, Inc.	21,180	436
Pzena Investment Management, Inc., Class A	4,495	39
Safeguard Scientifics, Inc.*	826	10
Siebert Financial Corp.*	919	8
Stifel Financial Corp.	15,370	908
StoneCastle Financial Corp.	3,650	80
Virtus Investment Partners, Inc.	2,351	252
Waddell & Reed Financial, Inc., Class A	19,276	321
Westwood Holdings Group, Inc.	496	17
WisdomTree Investments, Inc.	12,799	79

		4,590

Automotive - 0.7%
American Axle & Manufacturing Holdings, Inc.*	18,406	235
Cooper Tire & Rubber Co.	10,011	316
Cooper-Standard Holdings, Inc.*	2,201	101
Dana, Inc.	36,433	726
Dorman Products, Inc.*	9,617	838
Gentherm, Inc.*	6,592	276
Methode Electronics, Inc.	7,487	214
Miller Industries, Inc.	8,537	262
Modine Manufacturing Co.*	2,602	37
Standard Motor Products, Inc.	7,036	319
Tenneco, Inc., Class A	1,943	22

		3,346

Banking - 10.0%
1st Source Corp.	5,578	259
Allegiance Bancshares, Inc.*	736	25
American National Bankshares, Inc.	2,700	105
Ameris Bancorp	5,718	224
Ames National Corp.	2,595	70
Arrow Financial Corp.	7,981	277
Atlantic Union Bankshares Corp.	16,746	592
Axos Financial, Inc.*	14,394	392
Banc of California, Inc.	7,248	101
BancFirst Corp.	7,241	403
Banco Latinoamericano de Comercio Exterior S.A.	8,049	168
Bancorp (The), Inc.*	800	7
BancorpSouth Bank	22,096	642
Bank of Hawaii Corp.	9,995	829
Bank of Marin Bancorp	7,918	325
Bank of NT Butterfield & Son (The) Ltd.	5,100	173

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Banking - 10.0% continued
Bank of South Carolina Corp.	1,064	$20
BankFinancial Corp.	1,716	24
Bankwell Financial Group, Inc.	1,074	31
Banner Corp.	6,129	332
Bar Harbor Bankshares	4,329	115
BCB Bancorp, Inc.	508	7
Berkshire Bancorp, Inc.*	121	2
Berkshire Hills Bancorp, Inc.	9,676	304
Bridge Bancorp, Inc.	3,855	114
Brookline Bancorp, Inc.	21,582	332
Bryn Mawr Bank Corp.	5,049	188
Burke & Herbert Bank & Trust Co.	20	53
C&F Financial Corp.	474	26
Cadence BanCorp	16,337	340
California First National Bancorp	1,583	25
Cambridge Bancorp	793	65
Camden National Corp.	4,039	185
Capital City Bank Group, Inc.	4,098	102
Capitol Federal Financial, Inc.	32,167	443
Capstar Financial Holdings, Inc.	7,886	119
Carolina Financial Corp.	2,523	89
Cathay General Bancorp	18,303	657
CenterState Bank Corp.	24,189	557
Central Pacific Financial Corp.	4,691	141
Century Bancorp, Inc., Class A	4,828	424
Chemical Financial Corp.	13,917	572
Citizens & Northern Corp.	774	20
Citizens First Corp.	100	3
City Holding Co.	5,814	443
Columbia Banking System, Inc.	13,684	495
Commercial National Financial Corp.	121	3
Community Bank System, Inc.	14,163	933
Community Trust Bancorp, Inc.	5,875	248
ConnectOne Bancorp, Inc.	5,162	117
Customers Bancorp, Inc.*	679	14
CVB Financial Corp.	24,199	509
Dime Community Bancshares, Inc.	7,417	141
DNB Financial Corp.	4,442	198
Eagle Bancorp, Inc.	6,950	376
Eagle Financial Services, Inc.	100	3
Entegra Financial Corp.*	1,388	42
Enterprise Bancorp, Inc.	2,073	66
Enterprise Financial Services Corp.	1,321	55
ESSA Bancorp, Inc.	9,866	150
Fidelity Southern Corp.	1,625	50
Financial Institutions, Inc.	7,837	228
First Bancorp	7,993	291
First BanCorp (New York Exchange)	20,200	223
First BanCorp, Inc.	3,056	82
First Bancshares (The), Inc.	1,689	51
First Busey Corp.	10,665	282
First Commonwealth Financial Corp.	20,318	274
First Community Bankshares, Inc.	4,707	159
First Defiance Financial Corp.	13,902	397
First Financial Bancorp	15,907	385
First Financial Bankshares, Inc.	37,994	1,170
First Financial Corp.	5,356	215
First Financial Northwest, Inc.	699	10
First Foundation, Inc.	5,508	74
First Internet Bancorp	5,632	121
First Interstate BancSystem, Inc., Class A	6,927	274
First Merchants Corp.	8,860	336
First Mid Bancshares, Inc.	37	1
First Midwest Bancorp, Inc.	17,751	363
First Northwest Bancorp	521	8
First of Long Island (The) Corp.	11,882	239
Flushing Financial Corp.	4,546	101
FNB Corp.	79,060	931
FS Bancorp, Inc.	116	6
Fulton Financial Corp.	40,398	661
German American Bancorp, Inc.	510	15
Glacier Bancorp, Inc.	17,223	698
Great Southern Bancorp, Inc.	5,311	318
Great Western Bancorp, Inc.	7,214	258
Guaranty Federal Bancshares, Inc.	3,967	92
Hancock Whitney Corp.	17,784	712
Hanmi Financial Corp.	9,539	212
Hawthorn Bancshares, Inc.	1,219	33
Heartland Financial USA, Inc.	6,055	271
Heritage Financial Corp.	4,507	133
Hilltop Holdings, Inc.	17,211	366
Hingham Institution for Savings	65	13
Home Bancorp, Inc.	200	8
Home BancShares, Inc.	35,663	687
Home Federal Bancorp, Inc.	2,692	90
HomeStreet, Inc.*	4,395	130
HomeTrust Bancshares, Inc.	1,263	32
Hope Bancorp, Inc.	23,113	319

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Banking - 10.0% continued
IBERIABANK Corp.	10,801	$819
Independent Bank Corp.	9,510	724
Independent Bank Corp. (Berlin Exchange)	4,579	100
Independent Bank Group, Inc.	4,343	239
International Bancshares Corp.	9,310	351
Investors Bancorp, Inc.	92,677	1,033
Kearny Financial Corp.	29,650	394
Kentucky First Federal Bancorp	724	6
Lake Shore Bancorp, Inc.	300	4
Lakeland Bancorp, Inc.	7,805	126
Lakeland Financial Corp.	5,004	234
Landmark Bancorp, Inc.	5,754	138
LegacyTexas Financial Group, Inc.	17,425	709
Malvern Bancorp, Inc.(1) *	9	—
Mercantile Bank Corp.	5,421	177
Meridian Bancorp, Inc.	15,190	272
Metropolitan Bank Holding Corp.*	200	9
Midland States Bancorp, Inc.	63	2
MidSouth Bancorp, Inc.	64	1
MidWestOne Financial Group, Inc.	564	16
MSB Financial Corp.	2,473	38
MutualFirst Financial, Inc.	775	26
NASB Financial, Inc.	4,183	170
National Bank Holdings Corp., Class A	8,119	295
National Bankshares, Inc.	1,787	70
NBT Bancorp, Inc.	9,507	357
Nicolet Bankshares, Inc.*	200	12
Northeast Community Bancorp, Inc.	897	10
Northfield Bancorp, Inc.	15,211	237
Northrim BanCorp, Inc.	3,070	109
Northwest Bancshares, Inc.	16,597	292
NorthWest Indiana Bancorp	700	31
Norwood Financial Corp.	2,948	103
OceanFirst Financial Corp.	5,966	148
OFG Bancorp	7,169	170
Ohio Valley Banc Corp.	757	29
Old Line Bancshares, Inc.	2,958	79
Old National Bancorp	37,835	628
Old Second Bancorp, Inc.	10,802	138
Opus Bank	112	2
Oritani Financial Corp.	15,685	278
Pacific Premier Bancorp, Inc.	4,665	144
Park National Corp.	2,162	215
Peapack Gladstone Financial Corp.	4,379	123
Penns Woods Bancorp, Inc.	100	5
Peoples Bancorp, Inc.	842	27
Peoples Financial Corp.	236	3
Peoples Financial Services Corp.	420	19
People’s Utah Bancorp	1,684	50
Preferred Bank	2,604	123
Premier Financial Bancorp, Inc.	2,545	38
Provident Bancorp, Inc.(1) *	9	—
Provident Financial Services, Inc.	14,916	362
Prudential Bancorp, Inc.	1,050	20
QCR Holdings, Inc.	7,271	254
Renasant Corp.	9,159	329
Republic Bancorp, Inc., Class A	1,746	87
Republic First Bancorp, Inc.*	24,483	120
S&T Bancorp, Inc.	9,045	339
Sandy Spring Bancorp, Inc.	7,839	273
Seacoast Banking Corp. of Florida*	5,703	145
ServisFirst Bancshares, Inc.	10,313	353
Severn Bancorp, Inc.	1,292	11
Shore Bancshares, Inc.	691	11
Sierra Bancorp	823	22
Simmons First National Corp., Class A	14,427	336
South State Corp.	6,307	465
Southern BancShares NC, Inc.	5	19
Southern National Bancorp of Virginia, Inc.	669	10
Southside Bancshares, Inc.	7,527	244
Standard AVB Financial Corp.	947	26
Stock Yards Bancorp, Inc.	8,565	310
TCF Financial Corp.	37,242	774
Texas Capital Bancshares, Inc.*	9,857	605
Tompkins Financial Corp.	4,253	347
Towne Bank	10,663	291
TriCo Bancshares	3,017	114
TrustCo Bank Corp. NY	9,267	73
Trustmark Corp.	15,351	510
UMB Financial Corp.	10,864	715
Umpqua Holdings Corp.	50,439	837
United Bancorp, Inc.	498	6
United Bankshares, Inc.	22,495	834
United Community Banks, Inc.	12,206	349
United Financial Bancorp, Inc.	6,279	89
Univest Financial Corp.	2,975	78

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Banking - 10.0% continued
Valley National Bancorp	61,806	$666
Virginia National Bankshares Corp.	105	4
Washington Federal, Inc.	21,674	757
Washington Trust Bancorp, Inc.	3,406	178
Waterstone Financial, Inc.	3,824	65
Wellesley Bank	282	9
WesBanco, Inc.	12,600	486
West Bancorporation, Inc.	2,908	62
Westamerica Bancorporation	5,847	360
Western New England Bancorp, Inc.	4,095	38
WSFS Financial Corp.	16,660	688

		46,988

Biotechnology & Pharmaceuticals - 6.3%
Abeona Therapeutics, Inc.*	736	4
ACADIA Pharmaceuticals, Inc.*	20,524	549
AcelRx Pharmaceuticals, Inc.*	47,000	119
Acer Therapeutics, Inc.*	7,465	29
Aclaris Therapeutics, Inc.*	289	1
Acorda Therapeutics, Inc.*	877	7
Adamas Pharmaceuticals, Inc.*	366	2
Adamis Pharmaceuticals Corp.*	1,853	2
ADMA Biologics, Inc.*	23,000	89
Adverum Biotechnologies, Inc.*	262	3
Agios Pharmaceuticals, Inc.*	10,122	505
Akebia Therapeutics, Inc.*	10,359	50
Akorn, Inc.*	1,228	6
Albireo Pharma, Inc.*	6,426	207
Alder Biopharmaceuticals, Inc.*	8,800	104
Aldeyra Therapeutics, Inc.*	22,587	136
AMAG Pharmaceuticals, Inc.*	947	9
Amicus Therapeutics, Inc.*	39,559	494
Amneal Pharmaceuticals, Inc.*	15,900	114
Amphastar Pharmaceuticals, Inc.*	13,128	277
ANI Pharmaceuticals, Inc.*	3,019	248
Anika Therapeutics, Inc.*	5,763	234
Anixa Biosciences, Inc.*	3,567	13
Apellis Pharmaceuticals, Inc.*	990	25
Arcus Biosciences, Inc.*	9,100	72
Arena Pharmaceuticals, Inc.*	481	28
Array BioPharma, Inc.*	16,770	777
Arrowhead Pharmaceuticals, Inc.*	18,700	496
Arvinas, Inc.*	5,000	110
Assembly Biosciences, Inc.*	7,191	97
Assertio Therapeutics, Inc.*	545	2
Axsome Therapeutics, Inc.*	4,700	121
Beyondspring, Inc.*	2,119	50
BioCryst Pharmaceuticals, Inc.*	5,983	23
BioDelivery Sciences International, Inc.*	2,711	13
BioSpecifics Technologies Corp.*	4,429	264
Bioxcel Therapeutics, Inc.*	1,520	17
Blueprint Medicines Corp.*	9,000	849
Cambrex Corp.*	18,125	848
Cara Therapeutics, Inc.*	10,716	230
Catabasis Pharmaceuticals, Inc.*	13,400	108
Catalyst Biosciences, Inc.*	12,886	95
Champions Oncology, Inc.*	1,729	14
ChemoCentryx, Inc.*	15,551	145
Chiasma, Inc.*	12,593	94
China Biologic Products Holdings, Inc.*	7,038	671
Cidara Therapeutics, Inc.*	471	1
Clovis Oncology, Inc.*	13,563	202
Coherus Biosciences, Inc.*	13,593	300
Collegium Pharmaceutical, Inc.*	8,606	113
Concert Pharmaceuticals, Inc.*	15,006	180
Corcept Therapeutics, Inc.*	8,321	93
CorMedix, Inc.*	15,200	136
Crinetics Pharmaceuticals, Inc.*	5,000	125
Cumberland Pharmaceuticals, Inc.*	232	1
Cymabay Therapeutics, Inc.*	18,480	132
Cytokinetics, Inc.*	19,276	217
Deciphera Pharmaceuticals, Inc.*	148	3
Dermira, Inc.*	6,735	64
Dicerna Pharmaceuticals, Inc.*	14,494	228
Dova Pharmaceuticals, Inc.*	420	6
Dynavax Technologies Corp.*	368	1
Eagle Pharmaceuticals, Inc.*	3,930	219
Eidos Therapeutics, Inc.*	4,800	149
Eiger BioPharmaceuticals, Inc.*	10,919	116
Eloxx Pharmaceuticals, Inc.*	9,275	92
Emergent BioSolutions, Inc.*	10,218	494
Enanta Pharmaceuticals, Inc.*	7,398	624
Endo International PLC*	46,819	193
Epizyme, Inc.*	591	7
Evolus, Inc.*	5,179	76
Fate Therapeutics, Inc.*	11,118	226
FibroGen, Inc.*	15,200	687
Five Prime Therapeutics, Inc.*	14,127	85

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Biotechnology & Pharmaceuticals - 6.3% continued
Flexion Therapeutics, Inc.*	10,087	$124
Galmed Pharmaceuticals Ltd.*	209	2
Geron Corp.*	1,382	2
GlycoMimetics, Inc.*	14,778	176
Halozyme Therapeutics, Inc.*	26,011	447
Heska Corp.*	5,107	435
Homology Medicines, Inc.*	6,363	125
Horizon Therapeutics PLC*	38,251	920
ImmuCell Corp.*	2,554	17
ImmunoGen, Inc.*	1,007	2
InflaRx N.V.*	2,519	8
Innoviva, Inc.*	20,424	297
Intercept Pharmaceuticals, Inc.*	4,400	350
Intersect ENT, Inc.*	12,265	279
Iovance Biotherapeutics, Inc.*	3,119	76
KalVista Pharmaceuticals, Inc.*	6,921	153
Karyopharm Therapeutics, Inc.*	148	1
Kindred Biosciences, Inc.*	166	1
Kiniksa Pharmaceuticals Ltd., Class A*	6,700	91
Krystal Biotech, Inc.*	2,108	85
Kura Oncology, Inc.*	8,466	167
La Jolla Pharmaceutical Co.*	270	2
Lannett Co., Inc.*	17,169	104
Lexicon Pharmaceuticals, Inc.*	382	2
Ligand Pharmaceuticals, Inc.*	9,790	1,118
MacroGenics, Inc.*	14,443	245
Mallinckrodt PLC*	17,239	158
Marker Therapeutics, Inc.*	10,610	84
MediciNova, Inc.*	14,204	137
Merrimack Pharmaceuticals, Inc.*	20,738	125
Millendo Therapeutics, Inc.*	5,974	69
Minerva Neurosciences, Inc.*	15,400	87
Mirati Therapeutics, Inc.*	262	27
Momenta Pharmaceuticals, Inc.*	11,657	145
MyoKardia, Inc.*	7,551	379
Natural Alternatives International, Inc.*	729	8
Nature’s Sunshine Products, Inc.*	6,565	61
Ocular Therapeutix, Inc.*	395	2
Odonate Therapeutics, Inc.*	1,761	65
Omeros Corp.*	16,208	254
Opiant Pharmaceuticals, Inc.*	7,956	105
Optinose, Inc.*	249	2
Oramed Pharmaceuticals, Inc.*	471	2
Pacira BioSciences, Inc.*	8,302	361
Paratek Pharmaceuticals, Inc.*	385	2
PDL BioPharma, Inc.*	1,642	5
Phibro Animal Health Corp., Class A	9,899	314
PolarityTE, Inc.*	334	2
Portola Pharmaceuticals, Inc.*	13,000	353
Prestige Consumer Healthcare, Inc.*	10,589	335
Progenics Pharmaceuticals, Inc.*	2,200	14
ProPhase Labs, Inc.	15,179	33
ProQR Therapeutics N.V.*	154	1
Protagonist Therapeutics, Inc.*	2,680	32
Prothena Corp. PLC*	17,132	181
PTC Therapeutics, Inc.*	10,978	494
Radius Health, Inc.*	5,200	127
Recro Pharma, Inc.*	14,227	145
REGENXBIO, Inc.*	6,018	309
Retrophin, Inc.*	7,487	150
Revance Therapeutics, Inc.*	11,777	153
Rhythm Pharmaceuticals, Inc.*	7,665	169
Rocket Pharmaceuticals, Inc.*	4,538	68
Sangamo Therapeutics, Inc.*	21,311	230
Savara, Inc.*	284	1
Scholar Rock Holding Corp.*	7,200	114
Sinovac Biotech Ltd.*	1,587	10
Solid Biosciences, Inc.(1) *	61	—
Spark Therapeutics, Inc.*	5,744	588
Spring Bank Pharmaceuticals, Inc.*	13,785	51
Stemline Therapeutics, Inc.*	8,851	136
Supernus Pharmaceuticals, Inc.*	8,576	284
Synlogic, Inc.*	14,300	130
TG Therapeutics, Inc.*	1,009	9
TherapeuticsMD, Inc.*	8,181	21
Theravance Biopharma, Inc.*	5,948	97
TransMedics Group, Inc.*	3,456	100
Twist Bioscience Corp.*	4,000	116
Ultragenyx Pharmaceutical, Inc.*	10,500	667
uniQure N.V.*	7,565	591
UroGen Pharma Ltd.*	3,947	142
USANA Health Sciences, Inc.*	6,649	528
Vanda Pharmaceuticals, Inc.*	17,221	243
Verastem, Inc.*	669	1
Viking Therapeutics, Inc.*	17,253	143
Voyager Therapeutics, Inc.*	9,006	245
WaVe Life Sciences Ltd.*	5,523	144
Xencor, Inc.*	9,078	372

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Biotechnology & Pharmaceuticals - 6.3% continued
Xenon Pharmaceuticals, Inc.*	17,918	$177
Y-mAbs Therapeutics, Inc.*	4,500	103
Zogenix, Inc.*	18,771	897
Zynerba Pharmaceuticals, Inc.*	15,031	204

		29,652

Chemicals - 2.2%
American Vanguard Corp.	4,103	63
Balchem Corp.	7,993	799
Calyxt, Inc.*	9,525	119
Codexis, Inc.*	7,344	135
Element Solutions, Inc.*	34,491	357
Ferro Corp.*	15,639	247
GCP Applied Technologies, Inc.*	15,606	353
H.B. Fuller Co.	13,178	612
Hawkins, Inc.	5,620	244
Haynes International, Inc.	5,891	187
Ingevity Corp.*	9,283	976
Innophos Holdings, Inc.	3,719	108
Innospec, Inc.	5,982	546
Koppers Holdings, Inc.*	11,330	333
Kraton Corp.*	8,530	265
Kronos Worldwide, Inc.	700	11
Landec Corp.*	3,115	29
LSB Industries, Inc.(1) *	19	—
Lydall, Inc.*	148	3
Materion Corp.	8,367	567
Minerals Technologies, Inc.	7,484	401
Oil-Dri Corp. of America	3,227	110
OMNOVA Solutions, Inc.*	1,708	11
Quaker Chemical Corp.	4,325	877
Rogers Corp.*	3,450	595
Sensient Technologies Corp.	12,279	902
Stepan Co.	4,214	387
Synalloy Corp.	100	2
Trinseo S.A.	2,412	102
Tronox Holdings PLC, Class A	8,800	113
WD-40 Co.	5,783	920

		10,374

Commercial Services - 3.3%
ABM Industries, Inc.	14,505	580
AMN Healthcare Services, Inc.*	11,297	613
ARC Document Solutions, Inc.*	259	1
ASGN, Inc.*	13,457	816
Barrett Business Services, Inc.	3,886	321
Brady Corp., Class A	12,448	614
Brink’s (The) Co.	13,799	1,120
CBIZ, Inc.*	19,612	384
Cimpress N.V.*	4,479	407
Collectors Universe, Inc.	9,863	211
Computer Task Group, Inc.*	140	1
CorVel Corp.*	7,114	619
CRA International, Inc.	9,507	364
Cross Country Healthcare, Inc.*	2,811	26
Ennis, Inc.	4,934	101
Franklin Covey Co.*	1,007	34
FTI Consulting, Inc.*	10,894	913
GP Strategies Corp.*	1,059	16
Hackett Group (The), Inc.	10,356	174
Healthcare Services Group, Inc.	18,521	562
HMS Holdings Corp.*	20,242	656
Huron Consulting Group, Inc.*	5,046	254
Information Services Group, Inc.*	10,700	34
Insperity, Inc.	8,100	989
Kelly Services, Inc., Class A	5,112	134
Kforce, Inc.	12,192	428
Korn Ferry	13,180	528
National Research Corp.	6,931	399
Navigant Consulting, Inc.	14,074	326
NV5 Global, Inc.*	4,063	331
Quad/Graphics, Inc.	254	2
R.R. Donnelley & Sons Co.(1)	1	—
Resources Connection, Inc.	8,131	130
Sotheby’s*	13,933	810
SP Plus Corp.*	4,669	149
TriNet Group, Inc.*	11,191	759
TrueBlue, Inc.*	10,262	226
UniFirst Corp.	3,952	745
Vectrus, Inc.*	7,504	304
Viad Corp.	4,703	312
Where Food Comes From, Inc.*	1,100	2

		15,395

Construction Materials - 1.0%
Advanced Drainage Systems, Inc.	8,752	287
Apogee Enterprises, Inc.	7,211	313
Boise Cascade Co.	6,336	178
Continental Building Products, Inc.*	5,003	133
Louisiana-Pacific Corp.	37,238	976

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Construction Materials - 1.0% continued
Simpson Manufacturing Co., Inc.	11,058	$735
Summit Materials, Inc., Class A*	16,672	321
Tecnoglass, Inc.	124	1
Trex Co., Inc.*	14,423	1,034
United States Lime & Minerals, Inc.	3,941	315
Universal Forest Products, Inc.	9,366	357
US Concrete, Inc.*	3,334	166

		4,816

Consumer Products - 2.2%
Adecoagro S.A.*	1,368	10
Alico, Inc.	1,035	31
B&G Foods, Inc.	9,383	195
Boston Beer (The) Co., Inc., Class A*	1,835	693
Bridgford Foods Corp.*	438	13
Cal-Maine Foods, Inc.	5,956	249
Central Garden & Pet Co.*	200	5
Central Garden & Pet Co., Class A*	4,082	101
Coca-Cola Consolidated, Inc.	1,613	483
Craft Brew Alliance, Inc.*	7,305	102
Darling Ingredients, Inc.*	27,146	540
Edgewell Personal Care Co.*	5,000	135
Energizer Holdings, Inc.	11,200	433
Farmer Brothers Co.*	6,593	108
Fresh Del Monte Produce, Inc.	334	9
Hain Celestial Group (The), Inc.*	18,624	408
Helen of Troy Ltd.*	7,115	929
Hostess Brands, Inc.*	9,300	134
Inter Parfums, Inc.	5,017	334
J&J Snack Foods Corp.	4,178	672
John B. Sanfilippo & Son, Inc.	2,398	191
Lancaster Colony Corp.	3,993	593
MGP Ingredients, Inc.	1,600	106
Nathan’s Famous, Inc.	1,519	119
National Beverage Corp.	15,677	700
Nu Skin Enterprises, Inc., Class A	9,600	474
Quanex Building Products Corp.	9,866	186
Revlon, Inc., Class A*	496	10
Sanderson Farms, Inc.	5,918	808
Seneca Foods Corp., Class A*	3,928	109
Simply Good Foods (The) Co.*	7,600	183
Spectrum Brands Holdings, Inc.	6,201	333
Tejon Ranch Co.*	410	7
Tootsie Roll Industries, Inc.	12,854	475
United-Guardian, Inc.	502	9
Universal Corp.	3,705	225
Vector Group Ltd.	9,131	89

		10,201

Consumer Services - 1.2%
2U, Inc.*	2,399	90
Aaron’s, Inc.	16,350	1,004
Adtalem Global Education, Inc.*	16,022	722
American Public Education, Inc.*	5,534	164
Career Education Corp.*	13,465	257
Chegg, Inc.*	21,625	834
Graham Holdings Co., Class B	595	410
K12, Inc.*	8,826	268
Laureate Education, Inc., Class A*	10,000	157
Matthews International Corp., Class A	5,553	193
Medifast, Inc.	1,613	207
Regis Corp.*	9,314	155
Rent-A-Center, Inc.*	551	15
Rosetta Stone, Inc.*	9,378	215
Strategic Education, Inc.	6,791	1,209

		5,900

Containers & Packaging - 0.1%
Greif, Inc., Class A	7,922	258
Multi-Color Corp.	3,135	157
Myers Industries, Inc.	3,722	72
UFP Technologies, Inc.*	5,108	212

		699

Design, Manufacturing & Distribution - 0.8%
Benchmark Electronics, Inc.	11,780	296
Fabrinet*	8,439	419
Plexus Corp.*	7,873	460
Sanmina Corp.*	18,714	567
SYNNEX Corp.	9,826	967
Tech Data Corp.*	8,743	914

		3,623

Distributors - Consumer Staples - 0.4%
Andersons (The), Inc.	4,422	120
Calavo Growers, Inc.	3,861	374
Core-Mark Holding Co., Inc.	7,139	284
Performance Food Group Co.*	24,284	972
United Natural Foods, Inc.*	8,499	76

		1,826

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Distributors - Discretionary - 0.3%
ePlus, Inc.*	8,071	$556
G-III Apparel Group Ltd.*	8,439	248
PC Connection, Inc.	8,529	298
PCM, Inc.*	999	35
ScanSource, Inc.*	7,830	255
Veritiv Corp.*	3,783	74
Wayside Technology Group, Inc.	1,659	19

		1,485

Electrical Equipment - 2.0%
AAON, Inc.	23,240	1,166
Advanced Energy Industries, Inc.*	9,497	534
Alarm.com Holdings, Inc.*	6,620	354
Argan, Inc.	4,212	171
Badger Meter, Inc.	9,921	592
Bel Fuse, Inc., Class B	10,633	183
Belden, Inc.	9,882	589
Chase Corp.	489	53
CompX International, Inc.(1)	1	—
CyberOptics Corp.*	2,364	38
Espey Manufacturing & Electronics Corp.	7,034	174
FARO Technologies, Inc.*	4,727	249
Generac Holdings, Inc.*	17,931	1,245
Houston Wire & Cable Co.*	139	1
IntriCon Corp.*	137	3
Itron, Inc.*	10,764	674
Kimball Electronics, Inc.*	2,738	44
Mesa Laboratories, Inc.	1,752	428
NL Industries, Inc.(1) *	100	—
Novanta, Inc.*	13,127	1,238
OSI Systems, Inc.*	6,794	765
Powell Industries, Inc.	4,786	182
Preformed Line Products Co.	2,044	113
SPX Corp.*	4,100	135
Stoneridge, Inc.*	1,038	33
Transcat, Inc.*	83	2
Watts Water Technologies, Inc., Class A	7,339	684

		9,650

Engineering & Construction Services - 1.5%
Aegion Corp.*	14,288	263
Comfort Systems USA, Inc.	7,117	363
Dycom Industries, Inc.*	7,232	426
EMCOR Group, Inc.	11,682	1,029
Exponent, Inc.	28,860	1,689
Granite Construction, Inc.	10,287	496
Great Lakes Dredge & Dock Corp.*	4,146	46
IES Holdings, Inc.*	1,425	27
Installed Building Products, Inc.*	6,564	389
Kratos Defense & Security Solutions, Inc.*	382	9
MasTec, Inc.*	17,165	884
Mistras Group, Inc.*	1,067	15
MYR Group, Inc.*	7,044	263
Primoris Services Corp.	7,398	155
TopBuild Corp.*	9,691	802
Tutor Perini Corp.*	9,691	134
VSE Corp.	3,170	91

		7,081

Forest & Paper Products - 0.4%
Domtar Corp.	12,218	544
Mercer International, Inc.	9,587	148
Neenah, Inc.	6,520	441
P.H. Glatfelter Co.	8,250	139
Resolute Forest Products, Inc.	21,969	158
Schweitzer-Mauduit International, Inc.	9,545	317

		1,747

Gaming, Lodging & Restaurants - 2.5%
Arcos Dorados Holdings, Inc., Class A	18,032	131
Biglari Holdings, Inc., Class A*	1	1
Biglari Holdings, Inc., Class B*	27	3
BJ’s Restaurants, Inc.	5,468	240
Bloomin’ Brands, Inc.	29,385	556
Boyd Gaming Corp.	20,118	542
Cannae Holdings, Inc.*	6,700	194
Carrols Restaurant Group, Inc.*	10,565	95
Cheesecake Factory (The), Inc.	12,374	541
Churchill Downs, Inc.	9,858	1,134
Chuy’s Holdings, Inc.*	582	13
Cracker Barrel Old Country Store, Inc.	4,753	812
Dave & Buster’s Entertainment, Inc.	6,150	249
Denny’s Corp.*	23,114	475
Dine Brands Global, Inc.	2,285	218
El Pollo Loco Holdings, Inc.(1) *	15	—
Eldorado Resorts, Inc.*	15,405	710
Everi Holdings, Inc.*	3,998	48
Famous Dave’s of America, Inc.*	174	1
Fiesta Restaurant Group, Inc.*	1,256	17
Flanigan’s Enterprises, Inc.	3,127	72

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Gaming, Lodging & Restaurants - 2.5% continued
Golden Entertainment, Inc.*	1,611	$23
Hilton Grand Vacations, Inc.*	18,300	582
Jack in the Box, Inc.	14,037	1,143
Marriott Vacations Worldwide Corp.	7,024	677
Monarch Casino & Resort, Inc.*	969	41
Papa John’s International, Inc.	7,687	344
Penn National Gaming, Inc.*	16,088	310
Red Lion Hotels Corp.*	1,115	8
Red Robin Gourmet Burgers, Inc.*	5,500	168
Red Rock Resorts, Inc., Class A	711	15
Ruth’s Hospitality Group, Inc.	9,526	216
Scientific Games Corp.*	8,749	173
Shake Shack, Inc., Class A*	5,045	364
St. Joe (The) Co.*	13,057	226
Texas Roadhouse, Inc.	17,575	943
Wingstop, Inc.	5,915	560

		11,845

Hardware - 2.4%
3D Systems Corp.*	17,749	162
Acacia Communications, Inc.*	5,700	269
ADTRAN, Inc.	1,580	24
Arlo Technologies, Inc.*	3,220	13
AstroNova, Inc.	4,274	110
Aware, Inc.*	683	2
BK Technologies Corp.	1,835	8
CalAmp Corp.*	6,011	70
Ciena Corp.*	29,389	1,209
Clearfield, Inc.*	4,835	64
Comtech Telecommunications Corp.	3,409	96
Cray, Inc.*	4,082	142
Cubic Corp.	6,784	437
Daktronics, Inc.	2,559	16
Digi International, Inc.*	9,277	118
Digimarc Corp.*	3,901	173
Electronics For Imaging, Inc.*	9,433	348
Extreme Networks, Inc.*	284	2
Finisar Corp.*	23,922	547
Fitbit, Inc., Class A*	34,387	151
Harmonic, Inc.*	551	3
Infinera Corp.*	565	2
InterDigital, Inc.	8,631	556
Knowles Corp.*	20,737	380
Lumentum Holdings, Inc.*	18,249	975
Mercury Systems, Inc.*	11,157	785
NETGEAR, Inc.*	7,675	194
NetScout Systems, Inc.*	21,960	558
PAR Technology Corp.*	3,701	104
PC-Tel, Inc.*	1,266	6
pdvWireless, Inc.*	5,005	235
Pitney Bowes, Inc.	17,500	75
Plantronics, Inc.	7,185	266
Radware Ltd.*	7,785	193
Stratasys Ltd.*	5,665	166
Super Micro Computer, Inc.*	4,824	93
TESSCO Technologies, Inc.	3,605	64
TransAct Technologies, Inc.	376	4
TTM Technologies, Inc.*	2,525	26
Universal Electronics, Inc.*	3,828	157
UTStarcom Holdings Corp.(1) *	1	—
ViaSat, Inc.*	10,223	826
Viavi Solutions, Inc.*	55,646	740
Vishay Precision Group, Inc.*	7,166	291
Vocera Communications, Inc.*	15,424	492
VOXX International Corp.*	1,469	6

		11,158

Health Care Facilities & Services - 2.6%
Acadia Healthcare Co., Inc.*	10,318	361
Addus HomeCare Corp.*	6,153	461
Amedisys, Inc.*	9,934	1,206
American Renal Associates Holdings, Inc.*	501	4
Apollo Medical Holdings, Inc.*	7,967	133
BioScrip, Inc.*	399	1
Brookdale Senior Living, Inc.*	1,957	14
Capital Senior Living Corp.*	526	3
Catasys, Inc.*	3,526	68
Cellular Biomedicine Group, Inc.*	6,912	114
Cryo-Cell International, Inc.*	750	6
Diplomat Pharmacy, Inc.*	221	1
Ensign Group (The), Inc.	13,436	765
Global Cord Blood Corp.	6,147	36
Hanger, Inc.*	1,243	24
HealthEquity, Inc.*	11,351	742
Independence Holding Co.	2,677	104
Invitae Corp.*	14,324	337
Joint (The) Corp.*	3,564	65
LHC Group, Inc.*	7,435	889
Magellan Health, Inc.*	6,843	508

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Health Care Facilities & Services - 2.6% continued
MedCath Corp.(2) *	7,953	$—
Medpace Holdings, Inc.*	4,341	284
Natera, Inc.*	4,525	125
National HealthCare Corp.	3,303	268
NeoGenomics, Inc.*	23,448	514
Patterson Cos., Inc.	17,137	392
Premier, Inc., Class A*	11,016	431
Providence Service (The) Corp.*	5,121	294
Psychemedics Corp.	409	4
R1 RCM, Inc.*	10,300	130
RadNet, Inc.*	6,479	89
Select Medical Holdings Corp.*	25,212	400
SI-BONE, Inc.*	6,800	138
Surgery Partners, Inc.*	10,100	82
Syneos Health, Inc.*	12,366	632
Teladoc Health, Inc.*	12,920	858
Tenet Healthcare Corp.*	16,673	344
Tivity Health, Inc.*	15,742	259
Triple-S Management Corp., Class B*	18,872	450
U.S. Physical Therapy, Inc.	6,317	774

		12,310

Home & Office Products - 2.0%
ACCO Brands Corp.	28,647	225
American Woodmark Corp.*	3,725	315
Beazer Homes USA, Inc.*	277	3
Cavco Industries, Inc.*	2,746	433
Century Communities, Inc.*	9,899	263
CSS Industries, Inc.	124	1
Flexsteel Industries, Inc.	4,838	82
Griffon Corp.	7,037	119
Hamilton Beach Brands Holding Co., Class A	2,946	56
Herman Miller, Inc.	15,345	686
HNI Corp.	11,187	396
Hooker Furniture Corp.	5,157	106
Interface, Inc.	17,206	264
iRobot Corp.*	7,463	684
JELD-WEN Holding, Inc.*	9,400	200
KB Home	21,610	556
Kewaunee Scientific Corp.	42	1
Kimball International, Inc., Class B	3,758	65
Knoll, Inc.	12,726	292
LGI Homes, Inc.*	3,646	260
Lifetime Brands, Inc.	587	5
M/I Homes, Inc.*	5,290	151
Masonite International Corp.*	7,815	412
MDC Holdings, Inc.	14,397	472
Meritage Homes Corp.*	9,958	511
MSA Safety, Inc.	6,586	694
Nobility Homes, Inc.	876	19
Patrick Industries, Inc.*	7,504	369
PGT Innovations, Inc.*	612	10
Steelcase, Inc., Class A	17,704	303
Taylor Morrison Home Corp., Class A*	22,785	478
Tempur Sealy International, Inc.*	9,486	696
TRI Pointe Group, Inc.*	25,530	306
Virco Manufacturing Corp.	1,676	8
William Lyon Homes, Class A*	7,827	143

		9,584

Industrial Services - 0.7%
Applied Industrial Technologies, Inc.	10,567	650
CAI International, Inc.*	2,324	58
DXP Enterprises, Inc.*	1,968	75
H&E Equipment Services, Inc.	3,485	101
Harsco Corp.*	13,111	360
Herc Holdings, Inc.*	2,700	124
Kaman Corp.	7,120	454
SiteOne Landscape Supply, Inc.*	3,800	263
Systemax, Inc.	6,997	155
Team, Inc.*	483	7
Textainer Group Holdings Ltd.(1) *	17	—
Titan Machinery, Inc.*	800	16
Triton International Ltd.	10,527	345
WESCO International, Inc.*	9,515	482

		3,090

Institutional Financial Services - 0.4%
Cowen, Inc., Class A*	291	5
Evercore, Inc., Class A	7,803	691
Houlihan Lokey, Inc.	6,600	294
INTL. FCStone, Inc.*	4,215	167
Moelis & Co., Class A	2,599	91
Piper Jaffray Cos.	5,276	392
PJT Partners, Inc., Class A	4,688	190
Virtu Financial, Inc., Class A	9,793	213

		2,043

Insurance - 3.1%
Ambac Financial Group, Inc.*	8,674	146

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Insurance - 3.1% continued
American Equity Investment Life Holding Co.	18,672	$507
AMERISAFE, Inc.	3,598	229
Argo Group International Holdings Ltd.	10,086	747
Atlantic American Corp.	6,901	16
Citizens, Inc.*	6,212	45
CNO Financial Group, Inc.	67,440	1,125
Crawford & Co., Class B	15,665	146
Donegal Group, Inc., Class A	1,655	25
eHealth, Inc.*	5,845	503
EMC Insurance Group, Inc.	8,174	295
Employers Holdings, Inc.	6,502	275
Enstar Group Ltd.*	2,095	365
FBL Financial Group, Inc., Class A	4,609	294
FGL Holdings	20,700	174
GAINSCO, Inc.*	714	25
Genworth Financial, Inc., Class A*	120,723	448
Global Indemnity Ltd.	1,790	55
Greenlight Capital Re Ltd., Class A*	321	3
Hallmark Financial Services, Inc.*	10,827	154
HCI Group, Inc.	1,326	54
Health Insurance Innovations, Inc., Class A*	164	4
Heritage Insurance Holdings, Inc.	5,713	88
Horace Mann Educators Corp.	7,839	316
James River Group Holdings Ltd.	3,126	147
Kansas City Life Insurance Co.	1,963	65
Kemper Corp.	12,841	1,108
Kinsale Capital Group, Inc.	2,000	183
MBIA, Inc.*	34,179	318
Mercury General Corp.	3,125	195
National General Holdings Corp.	11,180	256
National Western Life Group, Inc., Class A	1,028	264
NMI Holdings, Inc., Class A*	6,200	176
Primerica, Inc.	11,102	1,332
ProAssurance Corp.	5,000	181
Protective Insurance Corp., Class B	3,392	59
Radian Group, Inc.	41,404	946
RLI Corp.	11,559	991
Safety Insurance Group, Inc.	4,356	414
Selective Insurance Group, Inc.	13,128	983
State Auto Financial Corp.	5,003	175
Third Point Reinsurance Ltd.*	16,041	166
Unico American Corp.*	114	1
United Fire Group, Inc.	4,822	234
United Insurance Holdings Corp.	4,896	70
Universal Insurance Holdings, Inc.	8,473	236

		14,539

Iron & Steel - 0.8%
AK Steel Holding Corp.*	2,211	5
Allegheny Technologies, Inc.*	28,654	722
Carpenter Technology Corp.	12,293	590
Cleveland-Cliffs, Inc.	47,202	504
Commercial Metals Co.	30,275	540
Northwest Pipe Co.*	15,014	387
Olympic Steel, Inc.	456	6
Ryerson Holding Corp.*	400	3
Shiloh Industries, Inc.*	2,100	10
TimkenSteel Corp.*	951	8
Universal Stainless & Alloy Products, Inc.*	1,404	23
Warrior Met Coal, Inc.	4,800	125
Worthington Industries, Inc.	18,919	762

		3,685

Leisure Products - 0.6%
Callaway Golf Co.	21,813	374
Fox Factory Holding Corp.*	7,344	606
Johnson Outdoors, Inc., Class A	8,112	605
LCI Industries	8,701	783
Malibu Boats, Inc., Class A*	1,905	74
Marine Products Corp.	2,447	38
Nautilus, Inc.*	157	1
Winnebago Industries, Inc.	11,133	430

		2,911

Machinery - 2.2%
Actuant Corp., Class A	14,663	364
Alamo Group, Inc.	2,953	295
Albany International Corp., Class A	7,295	605
Altra Industrial Motion Corp.	6,644	238
Astec Industries, Inc.	3,333	109
Briggs & Stratton Corp.	1,840	19
Cactus, Inc., Class A*	4,300	142
CIRCOR International, Inc.*	2,464	113
Columbus McKinnon Corp.	12,740	535
CSW Industrials, Inc.	3,334	227
Douglas Dynamics, Inc.	4,688	187

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Machinery - 2.2% continued
Federal Signal Corp.	13,441	$360
Franklin Electric Co., Inc.	12,418	590
Gorman-Rupp (The) Co.	11,082	364
Graham Corp.	2,557	52
Helios Technologies, Inc.	7,681	356
Hillenbrand, Inc.	16,375	648
Hollysys Automation Technologies Ltd.	14,023	266
Hurco Cos., Inc.	1,180	42
Hyster-Yale Materials Handling, Inc.	2,470	136
John Bean Technologies Corp.	7,545	914
Kadant, Inc.	3,125	284
Kennametal, Inc.	20,528	759
Lindsay Corp.	2,545	209
Manitowoc (The) Co., Inc.*	5,758	103
Milacron Holdings Corp.*	716	10
MTS Systems Corp.	4,477	262
Mueller Water Products, Inc., Class A	41,704	410
Rexnord Corp.*	26,440	799
SPX FLOW, Inc.*	4,000	167
Standex International Corp.	6,397	468
Taylor Devices, Inc.*	1,589	17
Tennant Co.	4,974	304
Titan International, Inc.(1)	20	—
Twin Disc, Inc.*	356	5

		10,359

Manufactured Goods - 1.2%
AZZ, Inc.	5,135	236
Chart Industries, Inc.*	10,829	833
Conrad Industries, Inc.*	100	1
Cornerstone Building Brands, Inc.*	262	1
Eastern (The) Co.	3,614	101
EnPro Industries, Inc.	4,134	264
Gibraltar Industries, Inc.*	8,277	334
Global Brass & Copper Holdings, Inc.	4,063	178
Insteel Industries, Inc.	6,279	131
LB Foster Co., Class A*	1,509	41
Mueller Industries, Inc.	14,704	430
Omega Flex, Inc.	2,696	207
Proto Labs, Inc.*	5,924	687
Raven Industries, Inc.	11,149	400
RBC Bearings, Inc.*	6,018	1,004
Strattec Security Corp.	111	3
Tredegar Corp.	13,164	219
TriMas Corp.*	12,904	400

		5,470

Media - 2.3%
Actua Corp.(2) *	8,828	—
Cargurus, Inc.*	15,193	549
Cars.com, Inc.*	14,211	280
Despegar.com Corp.*	711	10
Entercom Communications Corp., Class A	15,523	90
Eros International PLC(1) *	219	—
EW Scripps (The) Co., Class A	7,398	113
Gannett Co., Inc.	22,430	183
Gray Television, Inc.*	13,130	215
Groupon, Inc.*	82,911	297
HealthStream, Inc.*	11,009	285
IMAX Corp.*	1,870	38
Liberty Expedia Holdings, Inc., Class A*	11,118	531
Liberty Latin America Ltd., Class C*	20,259	348
Liberty TripAdvisor Holdings, Inc., Class A*	14,372	178
MakeMyTrip Ltd.*	940	23
Marchex, Inc., Class B*	179	1
Meredith Corp.	9,209	507
MSG Networks, Inc., Class A*	16,985	352
New Media Investment Group, Inc.	2,637	25
New York Times (The) Co., Class A	27,517	898
Nexstar Media Group, Inc., Class A	8,515	860
OptimizeRx Corp.*	6,828	111
Quotient Technology, Inc.*	8,878	95
Saga Communications, Inc., Class A	3,065	96
Scholastic Corp.	3,672	122
Shutterfly, Inc.*	6,468	327
Shutterstock, Inc.	4,052	159
Sinclair Broadcast Group, Inc., Class A	16,903	906
Stamps.com, Inc.*	7,789	353
TEGNA, Inc.	42,944	651
Townsquare Media, Inc., Class A	17,517	94
Travelzoo*	9,600	148
Tribune Media Co., Class A	8,828	408
Tribune Publishing Co.	235	2
TrueCar, Inc.*	194	1
Tucows, Inc., Class A*	3,126	191

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Media - 2.3% continued
World Wrestling Entertainment, Inc., Class A	11,401	$823
Yelp, Inc.*	15,396	526

		10,796

Medical Equipment & Devices - 5.0%
Accelerate Diagnostics, Inc.*	7,296	167
Accuray, Inc.*	1,622	6
Alphatec Holdings, Inc.*	19,340	88
AngioDynamics, Inc.*	9,556	188
Apyx Medical Corp.*	26,076	175
AtriCure, Inc.*	13,254	396
Atrion Corp.	769	656
Avanos Medical, Inc.*	11,149	486
Avedro, Inc.*	5,400	106
BioLife Solutions, Inc.*	2,781	47
BioSig Technologies, Inc.*	9,303	87
BioTelemetry, Inc.*	8,021	386
Cantel Medical Corp.	8,647	697
Cardiovascular Systems, Inc.*	12,330	529
CareDx, Inc.*	8,262	297
Cerus Corp.*	18,200	102
CONMED Corp.	5,031	431
CryoLife, Inc.*	9,624	288
Cutera, Inc.*	11,405	237
CytoSorbents Corp.*	419	3
Daxor Corp.(1) *	37	—
Establishment Labs Holdings, Inc.*	5,200	114
FONAR Corp.*	6,564	141
Genomic Health, Inc.*	8,177	476
Glaukos Corp.*	7,191	542
Globus Medical, Inc., Class A*	16,534	699
Haemonetics Corp.*	13,054	1,571
Harvard Bioscience, Inc.*	2,283	5
ICU Medical, Inc.*	2,992	754
Inogen, Inc.*	4,063	271
Inspire Medical Systems, Inc.*	2,449	149
Integer Holdings Corp.*	6,636	557
Invacare Corp.	928	5
iRadimed Corp.*	3,521	72
iRhythm Technologies, Inc.*	4,693	371
IRIDEX Corp.*	5,275	24
Lantheus Holdings, Inc.*	7,549	214
LeMaitre Vascular, Inc.	13,065	366
LivaNova PLC*	10,041	723
Luminex Corp.	11,652	241
Meridian Bioscience, Inc.	8,496	101
Merit Medical Systems, Inc.*	13,965	832
MiMedx Group, Inc.*	1,346	5
Misonix, Inc.*	8,205	209
Myriad Genetics, Inc.*	13,567	377
NanoString Technologies, Inc.*	10,140	308
Natus Medical, Inc.*	9,595	247
Neogen Corp.*	11,952	742
Nevro Corp.*	6,007	389
Novocure Ltd.*	15,328	969
NuVasive, Inc.*	11,554	676
Nuvectra Corp.*	4,906	16
OPKO Health, Inc.*	3,362	8
OraSure Technologies, Inc.*	13,086	121
Orthofix Medical, Inc.*	4,716	249
OrthoPediatrics Corp.*	4,489	175
Oxford Immunotec Global PLC*	11,933	164
Pacific Biosciences of California, Inc.*	14,100	85
Penumbra, Inc.*	6,222	996
Quidel Corp.*	6,482	385
Repligen Corp.*	9,561	822
Rockwell Medical, Inc.*	1,040	3
RTI Surgical Holdings, Inc.*	4,038	17
SeaSpine Holdings Corp.*	13,290	176
Semler Scientific, Inc.*	3,123	137
Sientra, Inc.*	113	1
Soliton, Inc.*	6,600	97
STAAR Surgical Co.*	8,671	255
Surmodics, Inc.*	5,637	243
Tactile Systems Technology, Inc.*	2,041	116
Tandem Diabetes Care, Inc.*	6,018	388
Utah Medical Products, Inc.	2,346	225
Varex Imaging Corp.*	7,931	243
Veracyte, Inc.*	4,712	134
Vericel Corp.*	9,996	189
ViewRay, Inc.*	2,409	21
Wright Medical Group N.V.*	24,372	727
Zynex, Inc.	4,906	44

		23,559

Metals & Mining - 0.2%
A-Mark Precious Metals, Inc.*	605	8
Century Aluminum Co.*	17,401	120
Coeur Mining, Inc.*	1,688	7

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Metals & Mining - 0.2% continued
Compass Minerals International, Inc.	5,750	$316
Encore Wire Corp.	5,796	340
Ferroglobe PLC	578	1
Ferroglobe Representation & Warranty Insurance Trust(2) *	9,916	—
Kaiser Aluminum Corp.	3,668	358

		1,150

Oil, Gas & Coal - 2.5%
Adams Resources & Energy, Inc.	4,904	168
Advanced Emissions Solutions, Inc.	838	11
Apergy Corp.*	13,669	458
Arch Coal, Inc., Class A	2,856	269
Archrock, Inc.	16,006	170
C&J Energy Services, Inc.*	562	7
California Resources Corp.*	7,612	150
Callon Petroleum Co.*	21,200	140
Carrizo Oil & Gas, Inc.*	682	7
Chesapeake Energy Corp.*	34,390	67
Clean Energy Fuels Corp.*	396	1
CNX Resources Corp.*	43,141	315
Comstock Resources, Inc.*	10,667	59
CONSOL Energy, Inc.*	5,392	143
Contango Oil & Gas Co.*	576	1
Cosan Ltd., Class A*	42,841	572
CVR Energy, Inc.	3,365	168
Delek U.S. Holdings, Inc.	19,759	801
Denbury Resources, Inc.*	3,848	5
Diamond Offshore Drilling, Inc.*	424	4
DMC Global, Inc.	1,171	74
Dril-Quip, Inc.*	6,630	318
Earthstone Energy, Inc., Class A*	251	2
Ensco Rowan PLC, Class A	22,385	191
Era Group, Inc.*	416	3
Evolution Petroleum Corp.	7,983	57
Exterran Corp.*	3,778	54
Forum Energy Technologies, Inc.*	396	1
Frank’s International N.V.*	8,314	45
Geospace Technologies Corp.*	6,379	96
Gran Tierra Energy, Inc.*	16,133	26
Gulfport Energy Corp.*	1,528	8
Hallador Energy Co.	23,026	130
Helix Energy Solutions Group, Inc.*	18,048	156
Independence Contract Drilling, Inc.*	48,298	76
ION Geophysical Corp.*	5,682	46
Isramco, Inc.*	1,683	199
KLX Energy Services Holdings, Inc.*	5,502	112
Kosmos Energy Ltd.	2,090	13
Laredo Petroleum, Inc.*	1,354	4
Liberty Oilfield Services, Inc., Class A	7,100	115
Lonestar Resources U.S., Inc., Class A*	447	1
Magnolia Oil & Gas Corp., Class A*	21,600	250
Mammoth Energy Services, Inc.	3,376	23
Matrix Service Co.*	9,492	192
McDermott International, Inc.*	1,560	15
MRC Global, Inc.*	26,781	458
Murphy USA, Inc.*	6,875	578
Nabors Industries Ltd.	4,066	12
NACCO Industries, Inc., Class A	1,990	103
Natural Gas Services Group, Inc.*	5,016	83
NCS Multistage Holdings, Inc.*	273	1
Newpark Resources, Inc.*	14,410	107
Nine Energy Service, Inc.*	5,300	92
Noble Corp. PLC*	2,152	4
NOW, Inc.*	13,873	205
Oceaneering International, Inc.*	838	17
Oil States International, Inc.*	520	10
Panhandle Oil and Gas, Inc., Class A	14,933	195
Par Pacific Holdings, Inc.*	7,338	151
Patterson-UTI Energy, Inc.	29,500	340
PBF Energy, Inc., Class A	18,217	570
PDC Energy, Inc.*	7,218	260
Peabody Energy Corp.	15,912	383
Penn Virginia Corp.*	418	13
PrimeEnergy Resources Corp.*	1,261	168
ProPetro Holding Corp.*	9,300	193
QEP Resources, Inc.*	2,080	15
Ring Energy, Inc.*	262	1
Riviera Resources, Inc.*	675	9
Roan Resources, Inc.*	582	1
SandRidge Energy, Inc.*	505	3
Select Energy Services, Inc., Class A*	209	2
SemGroup Corp., Class A	572	7
SilverBow Resources, Inc.*	823	11
SM Energy Co.	979	12
Solaris Oilfield Infrastructure, Inc., Class A	13,260	199
Southwestern Energy Co.*	80,660	255
SRC Energy, Inc.*	2,305	11

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Oil, Gas & Coal - 2.5% continued
Superior Energy Services, Inc.*	812	$1
Talos Energy, Inc.*	6,701	161
Thermon Group Holdings, Inc.*	9,227	237
Tidewater, Inc.*	4,988	117
Transocean Ltd.*	10,624	68
Unit Corp.*	7,955	71
US Silica Holdings, Inc.	8,356	107
W&T Offshore, Inc.*	31,268	155
Whiting Petroleum Corp.*	15,606	292
World Fuel Services Corp.	11,629	418

		11,819

Passenger Transportation - 0.5%
Allegiant Travel Co.	3,699	531
Hawaiian Holdings, Inc.	10,023	275
SkyWest, Inc.	13,754	834
Spirit Airlines, Inc.*	14,400	687
Universal Logistics Holdings, Inc.	4,580	103

		2,430

Real Estate - 0.3%
Consolidated-Tomoka Land Co.	4,470	267
Forestar Group, Inc.*	756	15
FRP Holdings, Inc.*	1,531	85
Griffin Industrial Realty, Inc.	819	29
Marcus & Millichap, Inc.*	1,799	55
McGrath RentCorp	8,068	501
Newmark Group, Inc., Class A	14,600	131
RE/MAX Holdings, Inc., Class A	2,117	65
Realogy Holdings Corp.	542	4
RMR Group (The), Inc., Class A	3,909	184
Stratus Properties, Inc.*	114	4

		1,340

Real Estate Investment Trusts - 7.0%
Acadia Realty Trust	20,078	550
AG Mortgage Investment Trust, Inc.	6,149	98
Agree Realty Corp.	7,767	497
Alexander & Baldwin, Inc.	10,221	236
Alexander’s, Inc.	1,146	424
American Assets Trust, Inc.	6,223	293
American Finance Trust, Inc.	21,342	233
Anworth Mortgage Asset Corp.	18,133	69
Apollo Commercial Real Estate Finance, Inc.	29,598	544
Arbor Realty Trust, Inc.	16,625	201
Ares Commercial Real Estate Corp.	4,938	73
Armada Hoffler Properties, Inc.	5,588	92
ARMOUR Residential REIT, Inc.	926	17
Ashford Hospitality Trust, Inc.	8,079	24
Blackstone Mortgage Trust, Inc., Class A	23,185	825
Braemar Hotels & Resorts, Inc.	1,204	12
Brandywine Realty Trust	41,418	593
BRT Apartments Corp.	15,852	224
Capstead Mortgage Corp.	19,312	161
CareTrust REIT, Inc.	14,887	354
CatchMark Timber Trust, Inc., Class A	2,032	21
Cedar Realty Trust, Inc.	1,652	4
Chatham Lodging Trust	8,255	156
Cherry Hill Mortgage Investment Corp.	2,984	48
Chesapeake Lodging Trust	13,426	382
Colony Capital, Inc.	97,303	487
Colony Credit Real Estate, Inc.	11,900	184
Columbia Property Trust, Inc.	22,645	470
Community Healthcare Trust, Inc.	4,582	181
CorEnergy Infrastructure Trust, Inc.	1,396	55
CorePoint Lodging, Inc.	590	7
Corporate Office Properties Trust	16,250	429
Cousins Properties, Inc.	22,028	797
DiamondRock Hospitality Co.	45,377	469
Dynex Capital, Inc.	6,634	111
Easterly Government Properties, Inc.	6,343	115
EastGroup Properties, Inc.	7,252	841
Ellington Residential Mortgage REIT	540	6
Empire State Realty Trust, Inc., Class A	14,070	208
Essential Properties Realty Trust, Inc.	7,449	149
Exantas Capital Corp.	410	5
First Industrial Realty Trust, Inc.	25,037	920
Four Corners Property Trust, Inc.	13,545	370
Franklin Street Properties Corp.	16,532	122
Front Yard Residential Corp.	410	5
GEO Group (The), Inc.	35,394	744
Getty Realty Corp.	13,869	427
Gladstone Commercial Corp.	7,456	158
Gladstone Land Corp.	9,065	105
Global Net Lease, Inc.	8,403	165
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,130	257
Healthcare Realty Trust, Inc.	26,543	831

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Real Estate Investment Trusts - 7.0% continued
Hersha Hospitality Trust	5,497	$91
Hudson Pacific Properties, Inc.	3,414	114
Industrial Logistics Properties Trust	4,847	101
Invesco Mortgage Capital, Inc.	29,593	477
Investors Real Estate Trust	2,056	121
iStar, Inc.	9,027	112
Kite Realty Group Trust	16,409	248
Ladder Capital Corp.	10,000	166
Lexington Realty Trust	46,283	436
LTC Properties, Inc.	8,466	387
Mack-Cali Realty Corp.	20,213	471
Monmouth Real Estate Investment Corp.	20,053	272
National Health Investors, Inc.	8,502	663
National Storage Affiliates Trust	5,300	153
New Senior Investment Group, Inc.	523	4
New York Mortgage Trust, Inc.	10,556	65
Office Properties Income Trust	2,401	63
One Liberty Properties, Inc.	9,569	277
Outfront Media, Inc.	26,520	684
Pebblebrook Hotel Trust	25,444	717
Pennsylvania Real Estate Investment Trust	371	2
PennyMac Mortgage Investment Trust	8,854	193
Physicians Realty Trust	38,462	671
Piedmont Office Realty Trust, Inc., Class A	24,378	486
PotlatchDeltic Corp.	16,571	646
Preferred Apartment Communities, Inc., Class A	6,443	96
PS Business Parks, Inc.	4,111	693
QTS Realty Trust, Inc., Class A	11,382	526
Ready Capital Corp.	1,342	20
Redwood Trust, Inc.	9,865	163
Retail Opportunity Investments Corp.	22,512	386
Retail Properties of America, Inc., Class A	41,922	493
Retail Value, Inc.	2,994	104
Rexford Industrial Realty, Inc.	21,475	867
RLJ Lodging Trust	32,244	572
RPT Realty	3,839	46
Ryman Hospitality Properties, Inc.	9,733	789
Sabra Health Care REIT, Inc.	32,525	640
Saul Centers, Inc.	2,458	138
Seritage Growth Properties, Class A	3,300	142
SITE Centers Corp.	1,461	19
Sotherly Hotels, Inc.	4,161	29
STAG Industrial, Inc.	26,211	793
Summit Hotel Properties, Inc.	19,719	226
Sunstone Hotel Investors, Inc.	47,170	647
Tanger Factory Outlet Centers, Inc.	17,442	283
Taubman Centers, Inc.	11,322	462
Terreno Realty Corp.	12,919	634
Two Harbors Investment Corp.	11,119	141
UMH Properties, Inc.	17,100	212
Universal Health Realty Income Trust	3,310	281
Urban Edge Properties	13,407	232
Urstadt Biddle Properties, Inc., Class A	3,629	76
Washington Real Estate Investment Trust	15,257	408
Western Asset Mortgage Capital Corp.	1,107	11
Whitestone REIT	2,437	31
Winthrop Realty Trust*	9,142	3
Xenia Hotels & Resorts, Inc.	25,216	526

		33,058

Recreational Facilities & Services - 0.6%
Bowl America, Inc., Class A	492	8
Drive Shack, Inc.*	8,363	39
International Speedway Corp., Class A	7,988	359
Marcus (The) Corp.	2,390	79
Planet Fitness, Inc., Class A*	17,953	1,300
RCI Hospitality Holdings, Inc.	12,667	222
Reading International, Inc., Class A*	3,219	42
SeaWorld Entertainment, Inc.*	17,193	533
Speedway Motorsports, Inc.	2,667	49
Town Sports International Holdings, Inc.*	2,621	6

		2,637

Renewable Energy - 0.5%
Canadian Solar, Inc.*	7,117	155
EnerSys	11,493	787
FutureFuel Corp.	13,544	158
Green Plains, Inc.	9,612	104
Renewable Energy Group, Inc.*	19,328	307
REX American Resources Corp.*	5,335	389
SolarEdge Technologies, Inc.*	5,655	353
Ultralife Corp.*	846	7

		2,260

Retail - Consumer Staples - 0.7%
Big Lots, Inc.	10,545	302

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Retail - Consumer Staples - 0.7% continued
BJ’s Wholesale Club Holdings, Inc.*	19,800	$523
Five Below, Inc.*	10,734	1,288
Ingles Markets, Inc., Class A	4,401	137
Ollie’s Bargain Outlet Holdings, Inc.*	5,900	514
PriceSmart, Inc.	3,017	154
SpartanNash Co.	5,135	60
Village Super Market, Inc., Class A	1,447	39
Weis Markets, Inc.	3,745	136

		3,153

Retail - Discretionary - 2.9%
1-800-Flowers.com, Inc., Class A*	3,730	70
Abercrombie & Fitch Co., Class A	11,791	189
American Eagle Outfitters, Inc.	45,432	768
America’s Car-Mart, Inc.*	2,434	209
Asbury Automotive Group, Inc.*	7,854	662
At Home Group, Inc.*	6,699	45
Bassett Furniture Industries, Inc.	329	5
Beacon Roofing Supply, Inc.*	12,960	476
Bed Bath & Beyond, Inc.	1,369	16
BMC Stock Holdings, Inc.*	13,859	294
Buckle (The), Inc.	560	10
Build-A-Bear Workshop, Inc.*	632	3
Builders FirstSource, Inc.*	7,406	125
Caleres, Inc.	12,277	244
Chico’s FAS, Inc.	772	3
Children’s Place (The), Inc.	5,249	501
Citi Trends, Inc.	3,007	44
Conn’s, Inc.*	2,368	42
Designer Brands, Inc., Class A	12,606	242
Ethan Allen Interiors, Inc.	4,566	96
Etsy, Inc.*	11,100	681
FirstCash, Inc.	14,033	1,404
Freshpet, Inc.*	11,672	531
GameStop Corp., Class A	770	4
Genesco, Inc.*	2,146	91
GMS, Inc.*	5,940	131
Group 1 Automotive, Inc.	5,825	477
Guess?, Inc.	15,424	249
Haverty Furniture Cos., Inc.	9,341	159
Hertz Global Holdings, Inc.*	7,800	124
Hibbett Sports, Inc.*	87	2
La-Z-Boy, Inc.	12,922	396
Liquidity Services, Inc.*	22,976	140
Lithia Motors, Inc., Class A	4,798	570
MarineMax, Inc.*	5,500	90
Michaels (The) Cos., Inc.*	1,114	10
Monro, Inc.	7,891	673
National Vision Holdings, Inc.*	7,300	224
Office Depot, Inc.	112,918	233
Overstock.com, Inc.*	3,872	53
Party City Holdco, Inc.*	741	5
PetIQ, Inc.*	3,672	121
PetMed Express, Inc.	11,279	177
RH*	2,845	329
RTW RetailWinds, Inc.(1) *	54	—
Rush Enterprises, Inc., Class A	11,077	404
Sally Beauty Holdings, Inc.*	28,867	385
Shoe Carnival, Inc.	8,291	229
Signet Jewelers Ltd.	4,800	86
Sleep Number Corp.*	12,912	521
Sonic Automotive, Inc., Class A	7,106	166
Stitch Fix, Inc., Class A*	9,000	288
Vera Bradley, Inc.*	5,682	68
Winmark Corp.	1,309	227
Zumiez, Inc.*	11,019	288

		13,580

Semiconductors - 2.4%
Alpha & Omega Semiconductor Ltd.*	7,982	75
Ambarella, Inc.*	3,815	168
Amkor Technology, Inc.*	22,341	167
AVX Corp.	10,939	182
Brooks Automation, Inc.	19,258	746
Cabot Microelectronics Corp.	3,646	401
CEVA, Inc.*	5,005	122
Cirrus Logic, Inc.*	15,040	657
Cohu, Inc.	13,566	209
Cree, Inc.*	6,525	367
CTS Corp.	7,093	196
Diodes, Inc.*	11,425	416
DSP Group, Inc.*	2,490	36
Entegris, Inc.	33,339	1,244
FormFactor, Inc.*	4,563	71
II-VI, Inc.*	10,915	399
Inphi Corp.*	8,671	434
KEMET Corp.	487	9
Kulicke & Soffa Industries, Inc.	20,754	468
Lattice Semiconductor Corp.*	34,652	506

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Semiconductors - 2.4% continued
MACOM Technology Solutions Holdings, Inc.*	6,992	$106
MaxLinear, Inc.*	13,130	308
Nanometrics, Inc.*	6,963	242
NVE Corp.	3,039	212
Park Electrochemical Corp.	2,778	46
Photronics, Inc.*	11,092	91
Power Integrations, Inc.	7,115	570
Rambus, Inc.*	27,443	330
Rudolph Technologies, Inc.*	8,435	233
Semtech Corp.*	15,786	759
Silicon Laboratories, Inc.*	8,497	879
Synaptics, Inc.*	4,454	130
Veeco Instruments, Inc.*	350	4
Vishay Intertechnology, Inc.	32,226	532
Xperi Corp.	5,745	118

		11,433

Software - 4.9%
ACI Worldwide, Inc.*	28,275	971
Agilysys, Inc.*	8,698	187
Allscripts Healthcare Solutions, Inc.*	24,928	290
Alteryx, Inc., Class A*	5,610	612
American Software, Inc., Class A	14,436	190
Appfolio, Inc., Class A*	3,567	365
Avid Technology, Inc.*	137	1
Benefitfocus, Inc.*	3,000	82
Blackbaud, Inc.	11,098	927
Blackline, Inc.*	4,824	258
Bottomline Technologies DE, Inc.*	9,949	440
Box, Inc., Class A*	1,262	22
CCUR Holdings, Inc.*	691	3
ChannelAdvisor Corp.*	7,607	67
CommVault Systems, Inc.*	10,904	541
Computer Programs & Systems, Inc.	7,075	197
Cornerstone Building Brands, Inc. (Frankfurt Exchange)*	12,970	751
Coupa Software, Inc.*	10,506	1,330
Daily Journal Corp.*	425	101
Donnelley Financial Solutions, Inc.(1) *	1	—
Ebix, Inc.	7,086	356
Envestnet, Inc.*	8,804	602
Everbridge, Inc.*	5,202	465
Evolent Health, Inc., Class A*	6,124	49
FireEye, Inc.*	38,965	577
Five9, Inc.*	11,336	581
ForeScout Technologies, Inc.*	4,100	139
Glu Mobile, Inc.*	13,400	96
HubSpot, Inc.*	7,344	1,252
Immersion Corp.*	8,138	62
InnerWorkings, Inc.(1) *	73	—
Inovalon Holdings, Inc., Class A*	9,895	144
Instructure, Inc.*	4,571	194
j2 Global, Inc.	11,462	1,019
LivePerson, Inc.*	11,239	315
Manhattan Associates, Inc.*	12,669	878
MicroStrategy, Inc., Class A*	2,271	326
Monotype Imaging Holdings, Inc.	6,172	104
New Relic, Inc.*	8,773	759
NextGen Healthcare, Inc.*	11,808	235
Omnicell, Inc.*	9,095	782
OneSpan, Inc.*	10,264	145
Park City Group, Inc.(1) *	33	—
Paylocity Holding Corp.*	4,691	440
PDF Solutions, Inc.*	9,139	120
Progress Software Corp.	9,132	398
PROS Holdings, Inc.*	11,262	712
Q2 Holdings, Inc.*	5,949	454
QAD, Inc., Class B	717	21
Qualys, Inc.*	8,025	699
Rapid7, Inc.*	8,439	488
SailPoint Technologies Holding, Inc.*	8,200	164
Simulations Plus, Inc.	9,587	274
SPS Commerce, Inc.*	4,567	467
TiVo Corp.	14,740	109
Varonis Systems, Inc.*	4,455	276
Verint Systems, Inc.*	14,515	781
VirnetX Holding Corp.*	398	3
Workiva, Inc.*	3,200	186
Zovio, Inc.(1) *	16	—
Zscaler, Inc.*	11,600	889

		22,896

Specialty Finance - 2.0%
Aircastle Ltd.	16,563	352
Altisource Portfolio Solutions S.A.*	4,063	80
Arlington Asset Investment Corp., Class A(1)	10	—
Cardtronics PLC, Class A*	4,336	118
Cass Information Systems, Inc.	3,215	156

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Specialty Finance - 2.0% continued
Curo Group Holdings Corp.*	193	$2
Deluxe Corp.	7,614	310
Encore Capital Group, Inc.*	4,419	150
Enova International, Inc.*	553	13
Essent Group Ltd.*	18,550	872
Federal Agricultural Mortgage Corp., Class C	100	7
Flagstar Bancorp, Inc.	4,141	137
GATX Corp.	10,731	851
Green Dot Corp., Class A*	8,336	408
HFF, Inc., Class A	5,976	272
Investors Title Co.	1,869	312
LendingClub Corp.*	40,000	131
LendingTree, Inc.*	1,898	797
Liberty Tax, Inc.(1)	17	—
Meta Financial Group, Inc.	11,789	331
MGIC Investment Corp.*	77,635	1,020
Nelnet, Inc., Class A	8,785	520
Ocwen Financial Corp.*	373	1
PennyMac Financial Services, Inc.	3,958	88
PRA Group, Inc.*	10,550	297
Regional Management Corp.*	300	8
Stewart Information Services Corp.	7,956	322
Walker & Dunlop, Inc.	7,504	399
Willis Lease Finance Corp.*	1,882	110
World Acceptance Corp.*	7,053	1,157

		9,221

Technology Services - 2.5%
CACI International, Inc., Class A*	5,665	1,159
Computer Services, Inc.	4,154	153
comScore, Inc.*	5,599	29
CoreLogic, Inc.*	12,282	514
CSG Systems International, Inc.	8,014	391
Endurance International Group Holdings, Inc.*	683	3
EVERTEC, Inc.	16,047	525
ExlService Holdings, Inc.*	7,677	508
Forrester Research, Inc.	4,543	214
ICF International, Inc.	5,916	431
Insight Enterprises, Inc.*	11,324	659
LiveRamp Holdings, Inc.*	18,587	901
ManTech International Corp., Class A	4,897	322
MAXIMUS, Inc.	19,727	1,431
Medidata Solutions, Inc.*	13,275	1,201
NIC, Inc.	14,951	240
Perficient, Inc.*	8,360	287
Perspecta, Inc.	15,200	356
Presidio, Inc.	11,297	154
Science Applications International Corp.	14,175	1,227
StarTek, Inc.*	835	7
Sykes Enterprises, Inc.*	14,451	397
TTEC Holdings, Inc.	7,060	329
Virtusa Corp.*	5,989	266
WageWorks, Inc.*	3,760	191

		11,895

Telecom - 0.8%
8x8, Inc.*	14,748	356
ATN International, Inc.	3,006	174
Cincinnati Bell, Inc.*	5,221	26
Cogent Communications Holdings, Inc.	16,661	989
Consolidated Communications Holdings, Inc.	6,703	33
GTT Communications, Inc.*	10,522	185
Internap Corp.(1) *	70	—
Iridium Communications, Inc.*	20,224	470
KVH Industries, Inc.*	6,341	69
Loral Space & Communications, Inc.*	664	23
RigNet, Inc.*	12,817	129
Shenandoah Telecommunications Co.	12,138	468
Spok Holdings, Inc.	4,742	71
Telephone & Data Systems, Inc.	13,362	406
Vonage Holdings Corp.*	46,211	524
Zix Corp.*	3,437	31

		3,954

Transportation & Logistics - 1.4%
Air T, Inc.*	765	13
Air Transport Services Group, Inc.*	14,408	352
ArcBest Corp.	3,855	108
Ardmore Shipping Corp.*	1,180	10
Atlas Air Worldwide Holdings, Inc.*	6,503	290
Covenant Transportation Group, Inc., Class A*	6,658	98
CryoPort, Inc.*	16,860	309
DHT Holdings, Inc.	51,580	305
Dorian LPG Ltd.*	1,255	11
Echo Global Logistics, Inc.*	10,522	220
Forward Air Corp.	7,963	471

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7% continued
Transportation & Logistics - 1.4% continued
Frontline Ltd.*	12,049	$97
GasLog Ltd.	13,222	191
Golar LNG Ltd.	16,699	309
Heartland Express, Inc.	15,664	283
International Seaways, Inc.*	7,011	133
Marten Transport Ltd.	11,623	211
Matson, Inc.	11,256	437
Mobile Mini, Inc.	11,970	364
Navigator Holdings Ltd.*	4,919	46
P.A.M. Transportation Services, Inc.*	1,307	81
Park-Ohio Holdings Corp.	3,750	122
Patriot Transportation Holding, Inc.*	465	8
Ryder System, Inc.	10,570	616
Saia, Inc.*	7,784	503
SEACOR Holdings, Inc.*	5,228	248
Ship Finance International Ltd.	16,551	207
Tsakos Energy Navigation Ltd.	556	2
USA Truck, Inc.*	500	5
Werner Enterprises, Inc.	11,443	356

		6,406

Transportation Equipment - 0.3%
FreightCar America, Inc.*	200	1
Greenbrier (The) Cos., Inc.	8,314	253
Meritor, Inc.*	7,800	189
Navistar International Corp.*	9,200	317
Spartan Motors, Inc.	27,144	298
Wabash National Corp.	16,416	267

		1,325

Utilities - 4.3%
ALLETE, Inc.	12,739	1,060
American States Water Co.	9,770	735
Artesian Resources Corp., Class A	6,754	251
Atlantica Yield PLC	721	16
Avista Corp.	16,122	719
Black Hills Corp.	13,451	1,051
California Water Service Group	12,420	629
Chesapeake Utilities Corp.	4,605	438
Clearway Energy, Inc., Class A	1,149	19
Connecticut Water Service, Inc.	6,020	420
Consolidated Water Co. Ltd.	13,900	198
El Paso Electric Co.	13,353	873
IDACORP, Inc.	13,113	1,317
MGE Energy, Inc.	9,030	660
Middlesex Water Co.	9,348	554
New Jersey Resources Corp.	21,225	1,056
Northwest Natural Holding Co.	7,092	493
NorthWestern Corp.	12,205	881
ONE Gas, Inc.	13,617	1,230
Ormat Technologies, Inc.	9,570	607
Otter Tail Corp.	9,691	512
Pattern Energy Group, Inc., Class A	14,381	332
PNM Resources, Inc.	20,594	1,048
Portland General Electric Co.	23,070	1,250
RGC Resources, Inc.	936	29
SJW Group	7,080	430
South Jersey Industries, Inc.	16,875	569
Southwest Gas Holdings, Inc.	12,205	1,094
Spire, Inc.	11,136	934
TerraForm Power, Inc., Class A	19,400	277
Unitil Corp.	3,728	223
York Water (The) Co.	3,692	132

		20,037

Waste & Environment Services & Equipment - 0.6%
Casella Waste Systems, Inc., Class A*	4,200	166
CECO Environmental Corp.*	206	2
Covanta Holding Corp.	19,672	352
ESCO Technologies, Inc.	6,836	565
Evoqua Water Technologies Corp.*	10,600	151
Heritage-Crystal Clean, Inc.*	508	13
Sharps Compliance Corp.*	7,582	27
Tetra Tech, Inc.	15,940	1,252
US Ecology, Inc.	4,694	280

		2,808

Total Common Stocks (Cost $301,964)		449,870

PREFERRED STOCKS - 0.0%
Financial Services - 0.0%
Steel Partners Holdings L.P., 6.00%	3,303	69

Total Preferred Stocks (Cost $85)		69

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Corium International, Inc. (Contingent Value Rights)(2) *	2,900	—

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0% continued
Biotechnology & Pharmaceuticals - 0.0% continued
Sinovac Biotech Ltd.(2) *	1,587	$—
Tobira Therapeutics, Inc. (Contingent Value Rights)(3) *	16,926	129

		129

Chemicals - 0.0%
A. Schulman, Inc. (Contingent Value Rights)(3) *	9,541	5

Media - 0.0%
Media General, Inc. (Contingent Value Rights)(3) *	11,792	1

Medical Equipment & Devices - 0.0%
American Medical Alert Corp.(2) *	13,109	—

Retail - Discretionary - 0.0%
Hertz Global Holdings, Inc. (New York Exchange)*	7,800	15

Specialty Finance - 0.0%
NewStar Financial, Inc. (Contingent Value Rights)(2) *	1,580	—

Total Rights (Cost $151)		150

OTHER - 0.0%
Escrow Adolor Corp.(2) *	1,241	—

Total Other (Cost $ —)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Air T, Inc.(1) *	2,121	$—
Tidewater, Inc., Class A Exp. 7/31/23, Strike $0.00(1) *	10	—
Tidewater, Inc., Class B Exp. 7/31/23, Strike $0.00(1) *	11	—

Total Warrants (Cost $ —)		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.22%(4) (5)	18,201,319	$18,201

Total Investment Companies (Cost $18,201)		18,201

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill, 2.46%, 7/18/19(6) (7)	$1,257	$1,256

Total Short-Term Investments (Cost $1,255)		1,256

Total Investments - 99.9% (Cost $321,656)		469,546

Other Assets less Liabilities - 0.1%		472

NET ASSETS - 100.0%		$470,018

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Level 3 asset.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2019 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	246	$19,275	Long	9/19	$303

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.7%
Consumer Discretionary	11.6
Consumer Staples	3.1
Energy	2.9
Financials	17.8
Health Care	16.1
Industrials	16.2
Information Technology	14.3
Materials	3.9
Real Estate	7.0
Utilities	4.4

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued	JUNE 30, 2019 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Banking	$46,793		$195	$—	$46,988
Biotechnology & Pharmaceuticals	29,642		10	—	29,652
Commercial Services	15,393		2	—	15,395
Gaming, Lodging & Restaurants	11,773		72	—	11,845
Home & Office Products	9,565		19	—	9,584
Insurance	14,514		25	—	14,539
Manufactured Goods	5,469		1	—	5,470
Real Estate Investment Trusts	33,055		3	—	33,058
All Other Industries(1)	283,339		—	—	283,339

Total Common Stocks	449,543		327	—	449,870

Preferred Stocks	69		—	—	69
Rights:
Retail - Discretionary	15		—	—	15
All Other Industries(1)	—		—	135	135

Total Rights	15		—	135	150

Warrants	—	*	—	—	—	*
Investment Companies	18,201		—	—	18,201
Short-Term Investments	—		1,256	—	1,256

Total Investments	$467,828		$1,583	$135	$469,546

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$303		$—	$—	$303

*	Amount rounds to less than one thousand.
(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$18,301	$18,646	$18,746	$87	$18,201	18,201,319

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%
Aerospace & Defense - 1.4%
AAR Corp.	392,898	$14,455
Barnes Group, Inc.	135,314	7,623
Moog, Inc., Class A	165,689	15,510
Woodward, Inc.	41,001	4,640

		42,228

Apparel & Textile Products - 0.4%
Deckers Outdoor Corp.*	42,312	7,446
Movado Group, Inc.	115,504	3,119
Skechers U.S.A., Inc., Class A*	54,353	1,711

		12,276

Asset Management - 0.7%
Blucora, Inc.*	18,714	568
Boston Private Financial Holdings, Inc.	265,149	3,200
Kennedy-Wilson Holdings, Inc.	186,183	3,830
Stifel Financial Corp.	210,775	12,449
Waddell & Reed Financial, Inc., Class A	33,309	555

		20,602

Automotive - 1.2%
American Axle & Manufacturing Holdings, Inc.*	521,684	6,657
Cooper Tire & Rubber Co.	401,798	12,677
Cooper-Standard Holdings, Inc.*	41,543	1,904
Dana, Inc.	350,469	6,988
Modine Manufacturing Co.*	176,135	2,520
Standard Motor Products, Inc.	154,665	7,013
Superior Industries International, Inc.	2,430	8

		37,767

Banking - 18.2%
1st Source Corp.	18,308	849
Arrow Financial Corp.	14,979	520
Atlantic Union Bankshares Corp.	158,573	5,602
Axos Financial, Inc.*	50,551	1,377
BancFirst Corp.	117,072	6,516
BancorpSouth Bank	598,285	17,374
Bank of NT Butterfield & Son (The) Ltd.	56,470	1,918
BankFinancial Corp.	111,364	1,558
Banner Corp.	41,441	2,244
Berkshire Hills Bancorp, Inc.	109,618	3,441
Brookline Bancorp, Inc.	216,868	3,335
Capitol Federal Financial, Inc.	55,387	763
Cathay General Bancorp	574,672	20,636
Central Pacific Financial Corp.	37,016	1,109
Chemical Financial Corp.	344,155	14,148
City Holding Co.	124,563	9,499
CNB Financial Corp.	43,781	1,236
Columbia Banking System, Inc.	206,080	7,456
Community Bank System, Inc.	184,014	12,115
Community Trust Bancorp, Inc.	160,666	6,795
CVB Financial Corp.	469,306	9,869
Dime Community Bancshares, Inc.	424,641	8,064
Eagle Bancorp, Inc.	35,108	1,900
Enterprise Financial Services Corp.	57,571	2,395
Financial Institutions, Inc.	46,013	1,341
First Bancorp	89,816	3,271
First BanCorp (New York Exchange)	110,419	1,219
First Busey Corp.	24,591	649
First Business Financial Services, Inc.	33,526	788
First Commonwealth Financial Corp.	148,788	2,004
First Defiance Financial Corp.	15,040	430
First Financial Bancorp	540,051	13,080
First Financial Corp.	117,905	4,735
First Interstate BancSystem, Inc., Class A	52,841	2,093
First Merchants Corp.	227,009	8,604
First Midwest Bancorp, Inc.	298,300	6,106
Flushing Financial Corp.	377,752	8,386
FNB Corp.	693,765	8,166
Fulton Financial Corp.	764,406	12,513
German American Bancorp, Inc.	64,307	1,937
Glacier Bancorp, Inc.	66,498	2,696
Great Southern Bancorp, Inc.	19,325	1,157
Great Western Bancorp, Inc.	284,790	10,173
Hancock Whitney Corp.	278,221	11,146
Heartland Financial USA, Inc.	136,341	6,099
Heritage Financial Corp.	81,355	2,403
Home BancShares, Inc.	293,093	5,645
HomeStreet, Inc.*	78,416	2,324
Hope Bancorp, Inc.	685,434	9,445
IBERIABANK Corp.	58,725	4,454
Independent Bank Corp.	172,563	13,141
Independent Bank Group, Inc.	9,833	540
International Bancshares Corp.	160,690	6,060
Investors Bancorp, Inc.	651,088	7,260
Lakeland Bancorp, Inc.	322,957	5,216
Lakeland Financial Corp.	157,402	7,371
LegacyTexas Financial Group, Inc.	31,954	1,301
Meridian Bancorp, Inc.	21,661	388
NBT Bancorp, Inc.	250,661	9,402

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Banking - 18.2% continued
Northwest Bancshares, Inc.	532,440	$9,376
OceanFirst Financial Corp.	136,403	3,390
OFG Bancorp	139,139	3,307
Old National Bancorp	439,533	7,292
Oritani Financial Corp.	118,464	2,102
Park National Corp.	40,017	3,977
Peapack Gladstone Financial Corp.	6,378	179
Pinnacle Financial Partners, Inc.	37,760	2,170
Preferred Bank	40,083	1,894
Prosperity Bancshares, Inc.	86,546	5,716
Provident Financial Services, Inc.	774,482	18,781
Renasant Corp.	301,028	10,819
S&T Bancorp, Inc.	223,419	8,374
Sandy Spring Bancorp, Inc.	111,169	3,878
Sierra Bancorp	134,795	3,656
Simmons First National Corp., Class A	72,026	1,675
South State Corp.	122,908	9,055
Southside Bancshares, Inc.	86,244	2,793
Synovus Financial Corp.	166,682	5,834
Texas Capital Bancshares, Inc.*	158,157	9,706
Tompkins Financial Corp.	44,796	3,655
Towne Bank	200,612	5,473
TriCo Bancshares	144,644	5,468
TrustCo Bank Corp. NY	164,321	1,301
Trustmark Corp.	468,858	15,590
UMB Financial Corp.	243,907	16,054
Umpqua Holdings Corp.	449,320	7,454
United Bankshares, Inc.	390,839	14,496
United Community Banks, Inc.	146,837	4,194
United Community Financial Corp.	55,227	529
United Financial Bancorp, Inc.	344,909	4,891
Univest Financial Corp.	26,646	700
Valley National Bancorp	574,976	6,198
Washington Federal, Inc.	523,505	18,286
WesBanco, Inc.	184,918	7,129
Westamerica Bancorporation	21,776	1,342
Wintrust Financial Corp.	37,940	2,776
WSFS Financial Corp.	91,473	3,778

		555,550

Biotechnology & Pharmaceuticals - 0.6%
Acorda Therapeutics, Inc.*	207,114	1,589
Cambrex Corp.*	28,942	1,355
Emergent BioSolutions, Inc.*	111,531	5,388
Endo International PLC*	365,269	1,505
Mallinckrodt PLC*	213,227	1,958
PDL BioPharma, Inc.*	1,396,839	4,386
Phibro Animal Health Corp., Class A	7,848	249
Prestige Consumer Healthcare, Inc.*	44,643	1,414
Taro Pharmaceutical Industries Ltd.	16,066	1,372

		19,216

Chemicals - 2.6%
H.B. Fuller Co.	242,244	11,240
Innophos Holdings, Inc.	57,776	1,682
Innospec, Inc.	106,546	9,721
Kraton Corp.*	117,753	3,659
Materion Corp.	227,641	15,436
Minerals Technologies, Inc.	252,841	13,529
PQ Group Holdings, Inc.*	47,813	758
Rayonier Advanced Materials, Inc.	166,228	1,079
Rogers Corp.*	69,788	12,044
Sensient Technologies Corp.	112,530	8,269
Stepan Co.	13,254	1,218
Univar, Inc.*	10,965	242

		78,877

Commercial Services - 2.9%
ABM Industries, Inc.	451,000	18,040
Barrett Business Services, Inc.	31,542	2,605
CBIZ, Inc.*	124,951	2,448
Ennis, Inc.	326,652	6,703
FTI Consulting, Inc.*	328,984	27,582
Kforce, Inc.	72,529	2,545
Korn Ferry	313,992	12,582
Navigant Consulting, Inc.	201,781	4,679
TrueBlue, Inc.*	16,461	363
UniFirst Corp.	51,597	9,730
Viad Corp.	43,200	2,861

		90,138

Construction Materials - 0.6%
Boise Cascade Co.	152,281	4,280
Simpson Manufacturing Co., Inc.	159,610	10,608
Universal Forest Products, Inc.	52,651	2,004

		16,892

Consumer Products - 2.0%
Cal-Maine Foods, Inc.	66,405	2,771
Central Garden & Pet Co., Class A*	25,788	635
Darling Ingredients, Inc.*	651,493	12,958
Fresh Del Monte Produce, Inc.	28,842	777

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Consumer Products - 2.0% continued
Helen of Troy Ltd.*	73,105	$9,547
Inter Parfums, Inc.	174,986	11,635
MGP Ingredients, Inc.	6,700	444
Nomad Foods Ltd.*	69,697	1,489
Sanderson Farms, Inc.	51,831	7,078
Simply Good Foods (The) Co.*	37,692	908
Universal Corp.	236,058	14,345

		62,587

Consumer Services - 1.1%
Aaron’s, Inc.	279,325	17,153
Adtalem Global Education, Inc.*	265,324	11,953
Laureate Education, Inc., Class A*	49,549	778
Regis Corp.*	177,925	2,954

		32,838

Containers & Packaging - 0.2%
Myers Industries, Inc.	298,315	5,748

Design, Manufacturing & Distribution - 1.8%
Benchmark Electronics, Inc.	477,934	12,006
Fabrinet*	106,033	5,267
Plexus Corp.*	278,855	16,277
Sanmina Corp.*	16,129	488
SYNNEX Corp.	146,213	14,387
Tech Data Corp.*	53,229	5,568

		53,993

Distributors - Consumer Staples - 0.4%
Andersons (The), Inc.	354,163	9,648
Core-Mark Holding Co., Inc.	81,477	3,236

		12,884

Distributors - Discretionary - 0.3%
ePlus, Inc.*	14,872	1,025
G-III Apparel Group Ltd.*	19,663	579
PC Connection, Inc.	250,263	8,754

		10,358

Electrical Equipment - 1.1%
Advanced Energy Industries, Inc.*	165,079	9,289
Belden, Inc.	179,715	10,706
Littelfuse, Inc.	1,681	297
Watts Water Technologies, Inc., Class A	133,232	12,414

		32,706

Engineering & Construction Services - 0.4%
Aegion Corp.*	238,033	4,380
Dycom Industries, Inc.*	12,233	720
EMCOR Group, Inc.	46,304	4,079
KBR, Inc.	81,029	2,021
Primoris Services Corp.	20,643	432
TopBuild Corp.*	14,239	1,179

		12,811

Forest & Paper Products - 0.5%
Mercer International, Inc.	538,589	8,332
Neenah, Inc.	44,647	3,016
P.H. Glatfelter Co.	229,697	3,877
Schweitzer-Mauduit International, Inc.	41,068	1,363

		16,588

Gaming, Lodging & Restaurants - 0.7%
Boyd Gaming Corp.	45,075	1,214
Marriott Vacations Worldwide Corp.	125,618	12,110
Monarch Casino & Resort, Inc.*	24,064	1,028
St. Joe (The) Co.*	112,619	1,946
Texas Roadhouse, Inc.	91,090	4,889

		21,187

Hardware - 2.3%
ADTRAN, Inc.	185,668	2,831
Arlo Technologies, Inc.*	344,573	1,382
Ciena Corp.*	298,116	12,262
Cubic Corp.	107,568	6,936
Digi International, Inc.*	101,975	1,293
Electronics For Imaging, Inc.*	150,156	5,542
Finisar Corp.*	675,951	15,459
Knowles Corp.*	360,628	6,603
Mercury Systems, Inc.*	111,330	7,832
NETGEAR, Inc.*	174,001	4,401
NetScout Systems, Inc.*	133,793	3,397
PC-Tel, Inc.*	40,999	182
Plantronics, Inc.	40,048	1,483
TTM Technologies, Inc.*	41,002	418

		70,021

Health Care Facilities & Services - 1.3%
Diplomat Pharmacy, Inc.*	258,126	1,572
LHC Group, Inc.*	54,646	6,535
Magellan Health, Inc.*	196,696	14,601
MedCath Corp.(1) *	106,845	—
National HealthCare Corp.	45,655	3,705
Patterson Cos., Inc.	22,131	507

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Health Care Facilities & Services - 1.3% continued
Select Medical Holdings Corp.*	318,182	$5,049
Triple-S Management Corp., Class B*	349,285	8,330

		40,299

Home & Office Products - 1.2%
ACCO Brands Corp.	421,488	3,317
Beazer Homes USA, Inc.*	202,441	1,945
CSS Industries, Inc.	424	2
Hooker Furniture Corp.	118,701	2,448
Interface, Inc.	23,773	364
KB Home	165,470	4,258
MDC Holdings, Inc.	156,093	5,117
Meritage Homes Corp.*	186,497	9,575
Steelcase, Inc., Class A	101,970	1,744
Taylor Morrison Home Corp., Class A*	49,733	1,042
TRI Pointe Group, Inc.*	620,847	7,431

		37,243

Industrial Services - 0.3%
Applied Industrial Technologies, Inc.	32,101	1,975
Kaman Corp.	76,793	4,891
Systemax, Inc.	14,894	330
Triton International Ltd.	12,422	407
WESCO International, Inc.*	35,650	1,806

		9,409

Institutional Financial Services - 0.1%
GAIN Capital Holdings, Inc.	323,746	1,337
Virtu Financial, Inc., Class A	36,663	799

		2,136

Insurance - 5.6%
American Equity Investment Life Holding Co.	494,016	13,418
AMERISAFE, Inc.	112,267	7,159
Argo Group International Holdings Ltd.	71,756	5,314
Assurant, Inc.	21,023	2,236
CNO Financial Group, Inc.	710,791	11,856
EMC Insurance Group, Inc.	118,499	4,270
Employers Holdings, Inc.	327,899	13,860
Enstar Group Ltd.*	36,564	6,372
FBL Financial Group, Inc., Class A	83,704	5,340
Hanover Insurance Group (The), Inc.	17,026	2,184
Horace Mann Educators Corp.	386,010	15,552
Kemper Corp.	97,097	8,379
National General Holdings Corp.	132,684	3,044
NMI Holdings, Inc., Class A*	25,994	738
ProAssurance Corp.	110,445	3,988
Radian Group, Inc.	1,089,188	24,888
RLI Corp.	170,853	14,644
Selective Insurance Group, Inc.	285,163	21,356
United Fire Group, Inc.	147,958	7,170
Universal Insurance Holdings, Inc.	13,967	390

		172,158

Iron & Steel - 1.2%
Allegheny Technologies, Inc.*	98,876	2,492
Carpenter Technology Corp.	173,153	8,308
Cleveland-Cliffs, Inc.	744,088	7,939
Commercial Metals Co.	481,774	8,600
Schnitzer Steel Industries, Inc., Class A	81,919	2,144
Warrior Met Coal, Inc.	229,907	6,005

		35,488

Leisure Products - 0.3%
Acushnet Holdings Corp.	49,452	1,298
Callaway Golf Co.	460,941	7,910

		9,208

Machinery - 1.3%
AGCO Corp.	31,870	2,472
Alamo Group, Inc.	30,927	3,090
Altra Industrial Motion Corp.	25,629	920
Briggs & Stratton Corp.	156,980	1,607
CIRCOR International, Inc.*	600	28
Columbus McKinnon Corp.	74,137	3,111
Curtiss-Wright Corp.	36,495	4,640
Federal Signal Corp.	24,037	643
Hollysys Automation Technologies Ltd.	24,175	459
Hyster-Yale Materials Handling, Inc.	5,071	280
Kadant, Inc.	37,495	3,405
Kennametal, Inc.	48,076	1,778
MTS Systems Corp.	6,263	367
Regal Beloit Corp.	102,094	8,342
Rexnord Corp.*	41,657	1,259
SPX FLOW, Inc.*	17,023	713
Standex International Corp.	91,299	6,678

		39,792

Manufactured Goods - 0.4%
AZZ, Inc.	10,400	479
Chart Industries, Inc.*	111,832	8,598
EnPro Industries, Inc.	8,651	552

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Manufactured Goods - 0.4% continued
Gibraltar Industries, Inc.*	12,720	$513
Timken (The) Co.	31,202	1,602

		11,744

Media - 2.0%
Entercom Communications Corp., Class A	319,722	1,854
EW Scripps (The) Co., Class A	734,971	11,238
Hemisphere Media Group, Inc.*	84,035	1,086
Meredith Corp.	214,395	11,805
New Media Investment Group, Inc.	23,733	224
New York Times (The) Co., Class A	150,240	4,901
Scholastic Corp.	374,405	12,445
Sinclair Broadcast Group, Inc., Class A	30,652	1,644
TEGNA, Inc.	1,000,885	15,163

		60,360

Medical Equipment & Devices - 2.4%
AngioDynamics, Inc.*	325,859	6,416
Avanos Medical, Inc.*	282,732	12,330
CONMED Corp.	129,692	11,098
CryoLife, Inc.*	333,314	9,976
Integer Holdings Corp.*	192,281	16,136
Luminex Corp.	193,354	3,991
Myriad Genetics, Inc.*	386,238	10,730
Natus Medical, Inc.*	22,145	569
Orthofix Medical, Inc.*	52,442	2,773

		74,019

Metals & Mining - 0.5%
Encore Wire Corp.	55,757	3,266
Kaiser Aluminum Corp.	111,212	10,856

		14,122

Oil, Gas & Coal - 3.6%
Abraxas Petroleum Corp.*	183,307	189
Arch Coal, Inc., Class A	82,222	7,746
Callon Petroleum Co.*	1,242,586	8,189
Centennial Resource Development, Inc., Class A*	106,117	805
CNX Resources Corp.*	89,644	655
CVR Energy, Inc.	34,786	1,739
Delek U.S. Holdings, Inc.	416,350	16,871
Diamond Offshore Drilling, Inc.*	377,157	3,345
Dril-Quip, Inc.*	198,924	9,548
Ensco Rowan PLC, Class A	333,062	2,841
Exterran Corp.*	142,204	2,022
Gran Tierra Energy, Inc.*	154,347	245
Jagged Peak Energy, Inc.*	33,565	278
Mammoth Energy Services, Inc.	17,914	123
Matador Resources Co.*	85,483	1,699
Matrix Service Co.*	197,478	4,001
Natural Gas Services Group, Inc.*	181,589	2,996
Newpark Resources, Inc.*	902,480	6,696
Oasis Petroleum, Inc.*	286,211	1,626
Oil States International, Inc.*	53,092	972
Par Pacific Holdings, Inc.*	55,970	1,149
PBF Energy, Inc., Class A	44,339	1,388
PDC Energy, Inc.*	257,157	9,273
Peabody Energy Corp.	245,326	5,912
ProPetro Holding Corp.*	23,830	493
SemGroup Corp., Class A	283,536	3,403
SM Energy Co.	44,721	560
Southwestern Energy Co.*	787,530	2,489
SRC Energy, Inc.*	906,167	4,495
Thermon Group Holdings, Inc.*	124,381	3,190
Unit Corp.*	434,487	3,863
W&T Offshore, Inc.*	23,250	115
World Fuel Services Corp.	32,087	1,154

		110,070

Passenger Transportation - 0.3%
Hawaiian Holdings, Inc.	62,762	1,722
SkyWest, Inc.	52,726	3,199
Spirit Airlines, Inc.*	76,226	3,638

		8,559

Real Estate - 0.2%
McGrath RentCorp	101,880	6,332

Real Estate Investment Trusts - 12.0%
Acadia Realty Trust	317,692	8,695
Agree Realty Corp.	177,845	11,391
American Assets Trust, Inc.	95,078	4,480
Apple Hospitality REIT, Inc.	92,283	1,464
Blackstone Mortgage Trust, Inc., Class A	309,158	11,000
Brandywine Realty Trust	71,525	1,024
Capstead Mortgage Corp.	207,241	1,731
CareTrust REIT, Inc.	231,500	5,505
Chatham Lodging Trust	209,659	3,956
Chesapeake Lodging Trust	661,972	18,813
City Office REIT, Inc.	78,400	940

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Real Estate Investment Trusts - 12.0% continued
CorEnergy Infrastructure Trust, Inc.	41,427	$1,643
Corporate Office Properties Trust	103,192	2,721
Cousins Properties, Inc.	436,649	15,794
DiamondRock Hospitality Co.	1,545,005	15,975
Exantas Capital Corp.	31,244	353
First Industrial Realty Trust, Inc.	392,418	14,417
Franklin Street Properties Corp.	201,342	1,486
GEO Group (The), Inc.	515,720	10,835
Getty Realty Corp.	97,800	3,008
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,731	697
Healthcare Realty Trust, Inc.	441,990	13,843
Hersha Hospitality Trust	49,956	826
Hospitality Properties Trust	65,844	1,646
Independence Realty Trust, Inc.	182,539	2,112
Industrial Logistics Properties Trust	121,414	2,528
Kite Realty Group Trust	80,751	1,222
Ladder Capital Corp.	493,179	8,192
Lexington Realty Trust	91,547	861
Life Storage, Inc.	18,636	1,772
LTC Properties, Inc.	119,300	5,447
Mack-Cali Realty Corp.	361,299	8,415
Medical Properties Trust, Inc.	93,851	1,637
MFA Financial, Inc.	837,952	6,017
Monmouth Real Estate Investment Corp.	78,327	1,061
National Health Investors, Inc.	155,179	12,109
New York Mortgage Trust, Inc.	347,943	2,157
Office Properties Income Trust	62,820	1,650
One Liberty Properties, Inc.	121,339	3,514
Orchid Island Capital, Inc.	188,591	1,199
Pebblebrook Hotel Trust	689,748	19,437
Physicians Realty Trust	533,317	9,301
Piedmont Office Realty Trust, Inc., Class A	439,563	8,761
PotlatchDeltic Corp.	236,006	9,200
PS Business Parks, Inc.	70,441	11,871
Ready Capital Corp.	66,532	991
Retail Opportunity Investments Corp.	45,039	772
Retail Properties of America, Inc., Class A	87,934	1,034
Rexford Industrial Realty, Inc.	32,483	1,311
RLJ Lodging Trust	707,610	12,553
RPT Realty	793,883	9,614
Sabra Health Care REIT, Inc.	667,666	13,146
Spirit MTA REIT	17,083	143
Spirit Realty Capital, Inc.	34,167	1,458
STAG Industrial, Inc.	293,661	8,880
Summit Hotel Properties, Inc.	313,547	3,596
Sunstone Hotel Investors, Inc.	1,003,643	13,760
Terreno Realty Corp.	166,875	8,184
Washington Prime Group, Inc.	566,819	2,165
Washington Real Estate Investment Trust	196,430	5,251
Weingarten Realty Investors	216,884	5,947
Winthrop Realty Trust*	35,149	10
Xenia Hotels & Resorts, Inc.	353,286	7,366

		366,887

Recreational Facilities & Services - 0.8%
International Speedway Corp., Class A	331,491	14,880
Marcus (The) Corp.	319,528	10,532

		25,412

Renewable Energy - 0.6%
Canadian Solar, Inc.*	23,436	512
EnerSys	95,388	6,534
Green Plains, Inc.	219,795	2,369
Renewable Energy Group, Inc.*	148,298	2,352
REX American Resources Corp.*	108,414	7,903

		19,670

Retail - Consumer Staples - 0.1%
Ingles Markets, Inc., Class A	35,055	1,091
PriceSmart, Inc.	22,366	1,143
SpartanNash Co.	18,408	215
Village Super Market, Inc., Class A	38,861	1,030
Weis Markets, Inc.	27,012	984

		4,463

Retail - Discretionary - 3.8%
Abercrombie & Fitch Co., Class A	27,249	437
American Eagle Outfitters, Inc.	180,250	3,046
AutoNation, Inc.*	36,787	1,543
Beacon Roofing Supply, Inc.*	27,247	1,001
BMC Stock Holdings, Inc.*	283,971	6,020
Boot Barn Holdings, Inc.*	80,448	2,867
Builders FirstSource, Inc.*	36,926	623
Caleres, Inc.	113,149	2,254
Chico’s FAS, Inc.	51,202	173
Children’s Place (The), Inc.	26,576	2,535
Citi Trends, Inc.	43,770	640
Conn’s, Inc.*	64,764	1,154

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Retail - Discretionary - 3.8% continued
Designer Brands, Inc., Class A	400,939	$7,686
Dick’s Sporting Goods, Inc.	33,130	1,147
Dillard’s, Inc., Class A	9,805	611
Ethan Allen Interiors, Inc.	150,828	3,176
FirstCash, Inc.	53,400	5,341
Foot Locker, Inc.	48,558	2,036
Genesco, Inc.*	150,252	6,354
Group 1 Automotive, Inc.	257,783	21,110
Haverty Furniture Cos., Inc.	189,720	3,231
Hertz Global Holdings, Inc.*	33,675	537
La-Z-Boy, Inc.	292,242	8,960
Lithia Motors, Inc., Class A	8,286	984
Office Depot, Inc.	2,063,043	4,250
Party City Holdco, Inc.*	38,635	283
Penske Automotive Group, Inc.	34,043	1,610
Rush Enterprises, Inc., Class A	256,993	9,385
Shoe Carnival, Inc.	248,618	6,862
Sonic Automotive, Inc., Class A	413,065	9,645

		115,501

Semiconductors - 1.6%
Amkor Technology, Inc.*	980,743	7,316
AVX Corp.	137,466	2,282
Cirrus Logic, Inc.*	60,968	2,664
Cohu, Inc.	113,743	1,755
CTS Corp.	385,248	10,625
Diodes, Inc.*	138,179	5,026
FormFactor, Inc.*	120,407	1,887
II-VI, Inc.*	99,294	3,630
KEMET Corp.	22,678	427
Kulicke & Soffa Industries, Inc.	28,289	638
Nanometrics, Inc.*	9,519	330
Photronics, Inc.*	477,590	3,916
Power Integrations, Inc.	35,486	2,845
Semtech Corp.*	50,357	2,420
Vishay Intertechnology, Inc.	188,133	3,108

		48,869

Software - 0.3%
Allscripts Healthcare Solutions, Inc.*	34,921	406
Ebix, Inc.	57,060	2,866
Progress Software Corp.	142,662	6,223

		9,495

Specialty Finance - 1.9%
Air Lease Corp.	290,937	12,027
Deluxe Corp.	15,958	649
Encore Capital Group, Inc.*	152,754	5,174
Enova International, Inc.*	69,778	1,608
Essent Group Ltd.*	39,303	1,847
First American Financial Corp.	137,303	7,373
GATX Corp.	190,810	15,129
Marlin Business Services Corp.	17,074	426
MGIC Investment Corp.*	513,045	6,742
Nelnet, Inc., Class A	54,290	3,215
Ocwen Financial Corp.*	123,723	256
Walker & Dunlop, Inc.	12,336	656
World Acceptance Corp.*	24,397	4,004

		59,106

Technology Services - 3.0%
CACI International, Inc., Class A*	93,654	19,161
Conduent, Inc.*	84,331	809
CSG Systems International, Inc.	32,705	1,597
ICF International, Inc.	74,701	5,438
Insight Enterprises, Inc.*	498,011	28,984
LiveRamp Holdings, Inc.*	279,437	13,547
ManTech International Corp., Class A	193,899	12,768
Perficient, Inc.*	186,749	6,409
Sykes Enterprises, Inc.*	144,016	3,955

		92,668

Telecom - 0.9%
ATN International, Inc.	31,119	1,797
EchoStar Corp., Class A*	19,313	856
Iridium Communications, Inc.*	556,196	12,937
Shenandoah Telecommunications Co.	53,333	2,054
Telephone & Data Systems, Inc.	257,836	7,838
United States Cellular Corp.*	20,882	933

		26,415

Transportation & Logistics - 2.3%
ArcBest Corp.	86,072	2,419
Ardmore Shipping Corp.*	241,373	1,967
DHT Holdings, Inc.	807,668	4,773
Echo Global Logistics, Inc.*	111,935	2,336
Frontline Ltd.*	754,341	6,035
GasLog Ltd.	32,337	466
Genesee & Wyoming, Inc., Class A*	24,819	2,482
Marten Transport Ltd.	178,223	3,235
Matson, Inc.	31,398	1,220
Mobile Mini, Inc.	480,551	14,623

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Transportation & Logistics - 2.3% continued
Navigator Holdings Ltd.*	217,162	$2,033
Ryder System, Inc.	21,225	1,237
Saia, Inc.*	108,317	7,005
Schneider National, Inc., Class B	37,900	691
SEACOR Holdings, Inc.*	46,768	2,222
Ship Finance International Ltd.	1,241,541	15,532
Teekay Corp.	41,912	144
Werner Enterprises, Inc.	49,833	1,549

		69,969

Transportation Equipment - 0.2%
Greenbrier (The) Cos., Inc.	164,152	4,990
Wabash National Corp.	23,096	376

		5,366

Utilities - 6.4%
ALLETE, Inc.	124,940	10,396
Black Hills Corp.	162,491	12,702
El Paso Electric Co.	122,022	7,980
IDACORP, Inc.	109,375	10,984
National Fuel Gas Co.	34,374	1,813
New Jersey Resources Corp.	236,700	11,780
NorthWestern Corp.	285,345	20,588
ONE Gas, Inc.	164,703	14,873
Ormat Technologies, Inc.	20,308	1,287
Otter Tail Corp.	204,958	10,824
Pattern Energy Group, Inc., Class A	234,500	5,415
PNM Resources, Inc.	438,809	22,340
Portland General Electric Co.	345,787	18,731
SJW Group	8,849	538
Southwest Gas Holdings, Inc.	303,457	27,196
Spire, Inc.	169,447	14,220
Unitil Corp.	45,700	2,737

		194,404

Waste & Environment Services & Equipment - 0.5%
Clean Harbors, Inc.*	22,638	1,610
ESCO Technologies, Inc.	73,624	6,083
Tetra Tech, Inc.	117,051	9,194

		16,887

Total Common Stocks (Cost $2,072,838)		2,891,318

MASTER LIMITED PARTNERSHIPS - 0.2%
Asset Management - 0.2%
Compass Diversified Holdings	368,488	7,042

Total Master Limited Partnerships (Cost $4,822)		7,042

RIGHTS - 0.0%
Chemicals - 0.0%
A. Schulman, Inc. (Contingent Value Rights)(2) *	237,199	124

Retail - Discretionary - 0.0%
Hertz Global Holdings, Inc. (New York Exchange)*	33,675	65

Total Rights (Cost $474)		189

OTHER - 0.0%
Escrow DLB Oil & Gas(1) *	2,100	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 5.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.22%(3) (4)	152,988,506	152,989

Total Investment Companies (Cost $152,989)		152,989

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill, 2.43%, 7/18/19(5) (6)	$7,309	$7,302

Total Short-Term Investments (Cost $7,301)		7,302

Total Investments - 100.0% (Cost $2,238,424)		3,058,840

Other Assets less Liabilities - 0.0%		1,289

NET ASSETS - 100.0%		$3,060,129

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Level 3 asset.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2019 is disclosed.
(5)	Discount rate at the time of purchase.

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	1,464	$114,712	Long	9/19	$2,588
E-Mini S&P 500	324	47,696	Long	9/19	839

Total					$3,427

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	3.3%
Consumer Discretionary	9.1
Consumer Staples	2.3
Energy	5.3
Financials	28.4
Health Care	4.6
Industrials	13.3
Information Technology	10.4
Materials	4.8
Real Estate	11.8
Utilities	6.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Real Estate Investment Trusts	$366,877	$10	$—	$366,887
All Other Industries(1)	2,524,431	—	—	2,524,431

Total Common Stocks	2,891,308	10	—	2,891,318

Master Limited Partnerships(1)	7,042	—	—	7,042
Rights:
Chemicals	—	—	124	124
Retail - Discretionary	65	—	—	65

Total Rights	65	—	124	189

Investment Companies	152,989	—	—	152,989
Short-Term Investments	—	7,302	—	7,302

Total Investments	$3,051,404	$7,312	$124	$3,058,840

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3,427	$—	$—	$3,427

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$101,339	$107,203	$55,553	$502	$152,989	152,988,506

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5%
Aerospace & Defense - 3.5%
Boeing (The) Co.	6,000	$2,184
Lockheed Martin Corp.	3,426	1,246

		3,430

Apparel & Textile Products - 1.5%
Kontoor Brands, Inc.*	939	26
NIKE, Inc., Class B	10,152	852
VF Corp.	7,217	631

		1,509

Asset Management - 2.3%
Ameriprise Financial, Inc.	4,784	694
Charles Schwab (The) Corp.	18,055	726
Franklin Resources, Inc.	8,077	281
T. Rowe Price Group, Inc.	4,889	536

		2,237

Automotive - 0.3%
Aptiv PLC	3,774	305

Banking - 5.3%
Bank of America Corp.	30,359	880
Citigroup, Inc.	26,545	1,859
Comerica, Inc.	1,186	86
Fifth Third Bancorp	16,766	468
First Republic Bank	1,069	104
JPMorgan Chase & Co.	15,430	1,725
SVB Financial Group*	368	83

		5,205

Biotechnology & Pharmaceuticals - 7.3%
AbbVie, Inc.	8,275	602
Amgen, Inc.	1,648	304
Biogen, Inc.*	1,950	456
Bristol-Myers Squibb Co.	3,915	178
Celgene Corp.*	1,305	121
Eli Lilly & Co.	6,114	677
Gilead Sciences, Inc.	9,638	651
Johnson & Johnson	7,446	1,037
Merck & Co., Inc.	29,091	2,439
Perrigo Co. PLC	3,050	145
Pfizer, Inc.	11,970	518

		7,128

Chemicals - 1.9%
3M Co.	4,966	861
Avery Dennison Corp.	2,987	346
Ecolab, Inc.	3,294	650
PPG Industries, Inc.	363	42

		1,899

Commercial Services - 0.9%
ManpowerGroup, Inc.	6,812	658
Robert Half International, Inc.	3,971	226

		884

Consumer Products - 5.5%
Clorox (The) Co.	3,066	469
Coca-Cola (The) Co.	6,311	321
Colgate-Palmolive Co.	7,653	549
Herbalife Nutrition Ltd.*	1,389	59
Kellogg Co.	6,458	346
Keurig Dr. Pepper, Inc.	2,028	59
Kimberly-Clark Corp.	4,049	540
PepsiCo, Inc.	12,084	1,585
Procter & Gamble (The) Co.	13,391	1,468

		5,396

Consumer Services - 0.1%
Graham Holdings Co., Class B	143	99

Distributors - Consumer Staples - 0.3%
Bunge Ltd.	5,766	321

Electrical Equipment - 2.6%
General Electric Co.	37,339	392
Honeywell International, Inc.	5,958	1,040
Ingersoll-Rand PLC	2,466	313
Lennox International, Inc.	1,145	315
Rockwell Automation, Inc.	3,249	532

		2,592

Gaming, Lodging & Restaurants - 0.8%
Domino’s Pizza, Inc.	682	190
Marriott International, Inc., Class A	4,044	567

		757

Hardware - 7.0%
Apple, Inc.	20,551	4,067
Cisco Systems, Inc.	17,121	937
F5 Networks, Inc.*	966	141
HP, Inc.	24,058	500
Motorola Solutions, Inc.	2,330	388
NetApp, Inc.	2,683	166

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5% continued
Hardware - 7.0% continued
Xerox Corp.	4,317	$153
Zebra Technologies Corp., Class A*	2,528	530

		6,882

Health Care Facilities & Services - 4.0%
AmerisourceBergen Corp.	5,178	442
Cardinal Health, Inc.	8,056	379
HCA Healthcare, Inc.	3,624	490
Henry Schein, Inc.*	6,996	489
Humana, Inc.	1,881	499
McKesson Corp.	1,975	265
Molina Healthcare, Inc.*	2,823	404
Premier, Inc., Class A*	10,763	421
UnitedHealth Group, Inc.	1,968	480

		3,869

Home & Office Products - 0.3%
Tempur Sealy International, Inc.*	1,305	96
Toll Brothers, Inc.	4,268	156

		252

Industrial Services - 0.2%
W.W. Grainger, Inc.	770	206

Institutional Financial Services - 1.3%
Bank of New York Mellon (The) Corp.	6,178	273
Goldman Sachs Group (The), Inc.	3,895	797
Morgan Stanley	2,481	109
State Street Corp.	1,341	75

		1,254

Insurance - 2.6%
Aflac, Inc.	9,352	513
Allstate (The) Corp.	5,188	528
Aon PLC	3,456	667
Loews Corp.	2,668	146
Marsh & McLennan Cos., Inc.	1,008	100
Travelers (The) Cos., Inc.	4,168	623

		2,577

Iron & Steel - 0.4%
Nucor Corp.	6,634	365

Machinery - 1.8%
AGCO Corp.	1,693	131
Caterpillar, Inc.	7,842	1,069
Illinois Tool Works, Inc.	3,648	550

		1,750

Media - 7.0%
Alphabet, Inc., Class A*	2,293	2,483
Alphabet, Inc., Class C*	1,013	1,095
Booking Holdings, Inc.*	247	463
Facebook, Inc., Class A*	6,488	1,252
Netflix, Inc.*	1,273	468
Sirius XM Holdings, Inc.	42,969	240
TripAdvisor, Inc.*	1,477	68
Walt Disney (The) Co.	5,851	817

		6,886

Medical Equipment & Devices - 3.7%
Abbott Laboratories	1,177	99
Agilent Technologies, Inc.	6,571	491
Hologic, Inc.*	7,403	355
IDEXX Laboratories, Inc.*	1,504	414
Medtronic PLC	3,151	307
Mettler-Toledo International, Inc.*	770	647
PerkinElmer, Inc.	4,185	403
ResMed, Inc.	1,832	224
Thermo Fisher Scientific, Inc.	1,071	314
Waters Corp.*	1,654	356

		3,610

Oil, Gas & Coal - 3.4%
Baker Hughes a GE Co.	10,336	255
Cheniere Energy, Inc.*	2,059	141
ConocoPhillips	11,526	703
Halliburton Co.	7,774	177
National Oilwell Varco, Inc.	5,830	130
PBF Energy, Inc., Class A	12,309	385
Phillips 66	3,483	326
Pioneer Natural Resources Co.	256	39
RPC, Inc.	20,007	144
Schlumberger Ltd.	11,321	450
Valero Energy Corp.	6,214	532

		3,282

Real Estate - 0.1%
Jones Lang LaSalle, Inc.	843	119

Real Estate Investment Trusts - 4.3%
American Tower Corp.	6,301	1,288
AvalonBay Communities, Inc.	2,483	505
Boston Properties, Inc.	2,419	312
HCP, Inc.	5,410	173
Host Hotels & Resorts, Inc.	4,729	86
Kilroy Realty Corp.	7,734	571

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.5% continued
Real Estate Investment Trusts - 4.3% continued
Liberty Property Trust	8,203	$410
Prologis, Inc.	7,731	619
Simon Property Group, Inc.	1,169	187
UDR, Inc.	1,115	50

		4,201

Retail - Consumer Staples - 0.2%
Kroger (The) Co.	10,829	235

Retail - Discretionary - 6.5%
Best Buy Co., Inc.	8,817	615
eBay, Inc.	10,244	405
Foot Locker, Inc.	7,118	298
Gap (The), Inc.	4,322	78
Home Depot (The), Inc.	11,535	2,399
Kohl’s Corp.	1,770	84
Lowe’s Cos., Inc.	9,719	981
Tiffany & Co.	3,281	307
TJX (The) Cos., Inc.	8,675	459
Tractor Supply Co.	1,555	169
Williams-Sonoma, Inc.	9,422	612

		6,407

Semiconductors - 3.4%
Applied Materials, Inc.	10,928	491
Intel Corp.	8,605	412
KLA-Tencor Corp.	707	83
Lam Research Corp.	244	46
NVIDIA Corp.	3,432	564
NXP Semiconductors N.V.	1,893	185
Texas Instruments, Inc.	13,324	1,529

		3,310

Software - 7.0%
Activision Blizzard, Inc.	2,701	128
Adobe, Inc.*	803	237
Cadence Design Systems, Inc.*	6,525	462
Citrix Systems, Inc.	1,806	177
Electronic Arts, Inc.*	3,915	396
Intuit, Inc.	3,385	885
Manhattan Associates, Inc.*	2,205	153
Microsoft Corp.	29,061	3,893
Oracle Corp.	5,710	325
Veeva Systems, Inc., Class A*	1,228	199

		6,855

Specialty Finance - 6.1%
Ally Financial, Inc.	5,281	164
American Express Co.	10,200	1,259
Credit Acceptance Corp.*	199	96
Jack Henry & Associates, Inc.	717	96
Mastercard, Inc., Class A	12,942	3,424
Visa, Inc., Class A	3,891	675
Western Union (The) Co.	11,349	226

		5,940

Technology Services - 4.1%
Accenture PLC, Class A	8,558	1,581
Broadridge Financial Solutions, Inc.	1,970	252
Cognizant Technology Solutions Corp., Class A	585	37
Conduent, Inc.*	2,833	27
FactSet Research Systems, Inc.	2,425	695
International Business Machines Corp.	7,923	1,093
Moody’s Corp.	1,081	211
S&P Global, Inc.	712	162

		4,058

Telecom - 0.7%
AT&T, Inc.	3,558	119
Verizon Communications, Inc.	9,214	527

		646

Transportation & Logistics - 0.6%
Expeditors International of Washington, Inc.	8,041	610

Transportation Equipment - 0.8%
Allison Transmission Holdings, Inc.	1,611	74
Cummins, Inc.	4,148	711

		785

Utilities - 1.7%
CenterPoint Energy, Inc.	10,859	311
Exelon Corp.	14,780	708
NextEra Energy, Inc.	1,962	402
UGI Corp.	5,161	276

		1,697

Total Common Stocks (Cost $93,288)		97,558

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.22%(1) (2)	470,098	$470

Total Investment Companies (Cost $470)		470

Total Investments - 100.0% (Cost $93,758)		98,028

Other Assets less Liabilities - 0.0%		44

NET ASSETS - 100.0%		$98,072

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2019 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	7.8%
Consumer Discretionary	10.0
Consumer Staples	6.1
Energy	3.4
Financials	14.2
Health Care	15.2
Industrials	11.4
Information Technology	24.3
Materials	1.4
Real Estate	4.4
Utilities	1.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$97,558	$—	$—	$97,558
Investment Companies	470	—	—	470

Total Investments	$98,028	$—	$—	$98,028

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$10	$57,313	$56,853	$11	$470	470,098

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1)
Argentina - 0.4%
Banco Macro S.A. ADR	23,100	$1,683
BBVA Argentina S.A. ADR	35,700	404
Globant S.A.*	17,400	1,758
Grupo Financiero Galicia S.A. ADR	51,700	1,835
Pampa Energia S.A. ADR*	31,200	1,082
Telecom Argentina S.A. ADR	42,800	756
Transportadora de Gas del Sur S.A. ADR	39,600	573
YPF S.A. ADR	88,200	1,606

		9,697

Australia - 0.0%
MMG Ltd.*	1,188,000	412

Brazil - 4.7%
Ambev S.A.*	2,234,160	10,403
Ambev S.A. ADR*	92,154	430
Atacadao S.A.*	201,000	1,153
B2W Cia Digital*	85,900	733
B3 S.A. - Brasil Bolsa Balcao*	1,017,582	9,945
Banco Bradesco S.A.*	593,555	5,197
Banco BTG Pactual S.A.*	110,000	1,447
Banco do Brasil S.A.*	422,044	5,911
Banco Santander Brasil S.A.	201,336	2,404
Banco Santander Brasil S.A. ADR	3,583	43
BB Seguridade Participacoes S.A.	342,601	2,904
BR Malls Participacoes S.A.	385,690	1,444
BRF S.A.*	282,520	2,159
CCR S.A.	606,800	2,166
Centrais Eletricas Brasileiras S.A.	107,500	987
Cia de Saneamento Basico do Estado de Sao Paulo*	166,571	2,041
Cia Siderurgica Nacional S.A.	302,690	1,309
Cielo S.A.	621,639	1,090
Cosan S.A.	78,147	943
Embraer S.A.	342,162	1,727
Energisa S.A.	83,300	998
Engie Brasil Energia S.A.	102,247	1,161
Equatorial Energia S.A.	85,814	2,064
Hypera S.A.*	190,258	1,481
IRB Brasil Resseguros S/A	70,000	1,814
JBS S.A.	545,036	2,989
Klabin S.A.	338,041	1,445
Kroton Educacional S.A.	717,652	2,052
Localiza Rent a Car S.A.	283,587	3,005
Lojas Renner S.A.	389,015	4,761
M Dias Branco S.A.*	51,300	521
Magazine Luiza S.A.	37,200	2,022
Multiplan Empreendimentos Imobiliarios S.A.*	137,438	993
Natura Cosmeticos S.A.	94,514	1,395
Notre Dame Intermedica Participacoes S.A.	169,600	1,767
Petrobras Distribuidora S.A.	179,300	1,167
Petroleo Brasileiro S.A.*	1,428,278	11,121
Petroleo Brasileiro S.A. ADR*	18,767	292
Porto Seguro S.A.	50,508	684
Raia Drogasil S.A.*	115,707	2,311
Rumo S.A.*	539,300	2,921
Sul America S.A.	117,685	1,151
Suzano S.A.	273,456	2,337
TIM Participacoes S.A.*	429,936	1,291
Ultrapar Participacoes S.A.	360,648	1,897
Vale S.A.	1,564,369	21,107
WEG S.A.	412,524	2,317

		131,500

Chile - 0.8%
Aguas Andinas S.A., Class A	1,353,630	799
Banco de Chile	15,048,183	2,210
Banco de Credito e Inversiones S.A.	23,494	1,638
Banco Santander Chile	32,178,852	2,398
Cencosud S.A.	724,619	1,433
Cia Cervecerias Unidas S.A.	69,557	977
Colbun S.A.	3,758,787	771
Empresa Nacional de Telecomunicaciones S.A.*	74,696	761
Empresas CMPC S.A.	556,296	1,527
Empresas COPEC S.A.	193,543	2,098
Enel Americas S.A.	14,014,357	2,465
Enel Chile S.A.	13,330,516	1,274
Enel Chile S.A. ADR	3,072	15
Itau CorpBanca	75,474,647	634
Latam Airlines Group S.A.	153,126	1,435
S.A.C.I. Falabella	370,582	2,420

		22,855

China - 27.0%
3SBio, Inc.(2)	615,500	1,060
51job, Inc. ADR*	12,642	954
58.com, Inc. ADR*	46,823	2,911
AAC Technologies Holdings, Inc.	355,500	2,024

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1) continued
China - 27.0% continued
AECC Aviation Power Co. Ltd., Class A	41,600	$138
Agile Group Holdings Ltd.	680,000	912
Agricultural Bank of China Ltd., Class A	1,172,900	615
Agricultural Bank of China Ltd., Class H	14,427,367	6,030
Aier Eye Hospital Group Co. Ltd., Class A	53,170	240
Air China Ltd., Class A	16,900	24
Air China Ltd., Class H	866,705	868
Aisino Corp., Class A	35,900	121
Alibaba Group Holding Ltd. ADR*	701,718	118,906
Aluminum Corp. of China Ltd., Class A*	129,800	74
Aluminum Corp. of China Ltd., Class H*	1,947,435	691
Angang Steel Co. Ltd., Class A	110,110	61
Angang Steel Co. Ltd., Class H	689,000	315
Anhui Conch Cement Co. Ltd., Class A	64,900	393
Anhui Conch Cement Co. Ltd., Class H	607,575	3,811
ANTA Sports Products Ltd.	530,432	3,627
Anxin Trust Co. Ltd., Class A*	26,089	19
Autohome, Inc. ADR*	28,561	2,445
AVIC Aircraft Co. Ltd., Class A	52,900	122
Avic Capital Co. Ltd., Class A	168,900	134
AVIC Shenyang Aircraft Co. Ltd., Class A*	14,200	60
AviChina Industry & Technology Co. Ltd., Class H	1,300,313	712
BAIC Motor Corp. Ltd., Class H(2)	766,000	479
Baidu, Inc. ADR*	137,051	16,084
Bank of Beijing Co. Ltd., Class A	349,600	301
Bank of China Ltd., Class A	577,600	315
Bank of China Ltd., Class H	39,242,652	16,543
Bank of Communications Co. Ltd., Class A	622,300	555
Bank of Communications Co. Ltd., Class H	4,279,117	3,242
Bank of Guiyang Co. Ltd., Class A	67,200	85
Bank of Hangzhou Co. Ltd., Class A	99,420	121
Bank of Jiangsu Co. Ltd., Class A	108,488	115
Bank of Nanjing Co. Ltd., Class A	97,796	118
Bank of Ningbo Co. Ltd., Class A	86,500	306
Bank of Shanghai Co. Ltd., Class A	180,670	312
Baoshan Iron & Steel Co. Ltd., Class A	306,896	291
Baozun, Inc. ADR*	19,592	977
BBMG Corp., Class A	179,000	98
BBMG Corp., Class H	1,185,000	381
Beijing Capital International Airport Co. Ltd., Class H	826,000	723
Beijing Shiji Information Technology Co. Ltd., Class A	16,000	84
Beijing Tongrentang Co. Ltd., Class A	5,600	24
BOE Technology Group Co. Ltd., Class A	563,100	282
BYD Co. Ltd., Class A	31,000	229
BYD Co. Ltd., Class H	324,699	1,962
BYD Electronic International Co. Ltd.	346,500	497
Caitong Securities Co. Ltd., Class A	71,500	115
CGN Power Co. Ltd., Class H(2)	5,256,000	1,447
Changjiang Securities Co. Ltd., Class A	25,000	28
China Aoyuan Group Ltd.	594,000	831
China Cinda Asset Management Co. Ltd., Class H	4,481,000	1,034
China CITIC Bank Corp. Ltd., Class A	26,400	23
China CITIC Bank Corp. Ltd., Class H	4,452,286	2,538
China Coal Energy Co. Ltd., Class H	994,000	414
China Communications Construction Co. Ltd., Class A	11,000	18
China Communications Construction Co. Ltd., Class H	2,146,287	1,917
China Communications Services Corp. Ltd., Class H	1,217,035	945
China Conch Venture Holdings Ltd.	809,500	2,862
China Construction Bank Corp., Class A	108,900	118
China Construction Bank Corp., Class H	47,475,693	40,798
China Eastern Airlines Corp. Ltd., Class A	178,700	163
China Eastern Airlines Corp. Ltd., Class H*	756,000	446
China Everbright Bank Co. Ltd., Class A	646,900	359
China Everbright Bank Co. Ltd., Class H	1,570,000	718
China Evergrande Group	915,411	2,558
China Film Co. Ltd., Class A	7,800	18
China Fortune Land Development Co. Ltd., Class A	31,500	150
China Galaxy Securities Co. Ltd., Class H	1,687,000	1,001
China Gezhouba Group Co. Ltd., Class A	84,900	77
China Grand Automotive Services Group Co. Ltd., Class A*	164,600	107
China Hongqiao Group Ltd.	900,500	633

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1) continued
China - 27.0% continued
China Huarong Asset Management Co. Ltd., Class H(2)	4,772,000	$832
China Huishan Dairy Holdings Co. Ltd.(3) *	1,922,380	—
China International Capital Corp. Ltd., Class H(2)	588,800	1,190
China International Marine Containers Group Co. Ltd., Class A	56,400	88
China International Travel Service Corp. Ltd., Class A	31,800	411
China Life Insurance Co. Ltd., Class A	48,900	202
China Life Insurance Co. Ltd., Class H	3,682,544	9,030
China Literature Ltd.(2) *	137,000	643
China Longyuan Power Group Corp. Ltd., Class H	1,625,473	1,044
China Medical System Holdings Ltd.	663,000	609
China Merchants Bank Co. Ltd., Class A	301,279	1,582
China Merchants Bank Co. Ltd., Class H	1,930,433	9,639
China Merchants Securities Co. Ltd., Class A	97,900	244
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A*	107,900	329
China Minsheng Banking Corp. Ltd., Class A	564,540	522
China Minsheng Banking Corp. Ltd., Class H	3,520,654	2,440
China Molybdenum Co. Ltd., Class A	166,200	96
China Molybdenum Co. Ltd., Class H	1,836,000	582
China National Building Material Co. Ltd., Class H	1,884,000	1,645
China National Chemical Engineering Co. Ltd., Class A	19,700	17
China National Nuclear Power Co. Ltd., Class A	227,898	185
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	69,000	129
China Oilfield Services Ltd., Class H	848,757	841
China Oriental Group Co. Ltd.	530,000	309
China Pacific Insurance Group Co. Ltd., Class A	100,200	534
China Pacific Insurance Group Co. Ltd., Class H	1,307,737	5,118
China Petroleum & Chemical Corp., Class A	417,500	334
China Petroleum & Chemical Corp., Class H	12,626,628	8,598
China Railway Construction Corp. Ltd., Class A	191,900	279
China Railway Construction Corp. Ltd., Class H	976,500	1,199
China Railway Group Ltd., Class H	1,834,827	1,393
China Railway Signal & Communication Corp. Ltd., Class H(2)	730,000	531
China Reinsurance Group Corp., Class H	2,808,000	500
China Resources Pharmaceutical Group Ltd.(2)	822,000	928
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	21,100	90
China Shenhua Energy Co. Ltd., Class A	76,200	227
China Shenhua Energy Co. Ltd., Class H	1,676,136	3,502
China Shipbuilding Industry Co. Ltd., Class A	380,200	309
China Shipbuilding Industry Group Power Co. Ltd., Class A	6,100	21
China South Publishing & Media Group Co. Ltd., Class A	35,800	66
China Southern Airlines Co. Ltd., Class A	83,900	94
China Southern Airlines Co. Ltd., Class H	894,530	625
China Spacesat Co. Ltd., Class A	27,400	90
China State Construction Engineering Corp. Ltd., Class A	665,880	558
China Telecom Corp. Ltd., Class H	6,940,339	3,495
China Tower Corp. Ltd., Class H(2)	20,828,000	5,480
China United Network Communications Ltd., Class A	498,100	447
China Vanke Co. Ltd., Class A	153,300	622
China Vanke Co. Ltd., Class H	746,272	2,801
China Yangtze Power Co. Ltd., Class A	232,100	605
China Zhongwang Holdings Ltd.	828,800	419
Chongqing Changan Automobile Co. Ltd., Class A	14,900	14
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,236,434	673
Chongqing Zhifei Biological Products Co. Ltd., Class A	24,400	154
CIFI Holdings Group Co. Ltd.	1,354,605	894
CITIC Securities Co. Ltd., Class A	157,400	547
CITIC Securities Co. Ltd., Class H	1,001,000	2,090

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1) continued
China - 27.0% continued
CNOOC Ltd.	8,827,433	$15,187
Contemporary Amperex Technology Co. Ltd., ClassA*	13,600	137
COSCO SHIPPING Development Co. Ltd., Class A*	184,700	73
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	624,000	369
COSCO SHIPPING Holdings Co. Ltd., Class A*	33,500	25
COSCO SHIPPING Holdings Co. Ltd., Class H*	1,264,000	494
Country Garden Holdings Co. Ltd.	3,737,303	5,661
Country Garden Services Holdings Co. Ltd.	597,000	1,376
CRRC Corp. Ltd., Class A	389,491	459
CRRC Corp. Ltd., Class H	2,197,991	1,836
CSPC Pharmaceutical Group Ltd.	2,302,000	3,697
Ctrip.com International Ltd. ADR*	202,506	7,474
Dali Foods Group Co. Ltd.(2)	1,019,000	677
Daqin Railway Co. Ltd., Class A	246,400	290
Datang International Power Generation Co. Ltd., Class H	1,622,000	407
Dongfang Electric Corp. Ltd., Class A*	60,600	94
Dongfeng Motor Group Co. Ltd., Class H	1,309,169	1,074
Dongxing Securities Co. Ltd., Class A	9,200	16
East Money Information Co. Ltd., Class A	93,600	185
ENN Energy Holdings Ltd.	385,879	3,758
Everbright Securities Co. Ltd., Class A	16,698	28
Fangda Carbon New Material Co. Ltd., Class A*	11,473	21
Financial Street Holdings Co. Ltd., Class A	95,000	109
Focus Media Information Technology Co. Ltd., Class A	254,000	196
Foshan Haitian Flavouring & Food Co. Ltd., Class A	35,887	548
Fosun International Ltd.	1,246,365	1,658
Founder Securities Co. Ltd., Class A	149,300	155
Foxconn Industrial Internet Co. Ltd., Class A	43,400	76
Future Land Development Holdings Ltd.	866,000	1,141
Fuyao Glass Industry Group Co. Ltd., Class A	38,092	126
Fuyao Glass Industry Group Co. Ltd., Class H(2)	259,200	805
Ganfeng Lithium Co. Ltd., Class A*	3,000	10
GD Power Development Co. Ltd., Class A	202,500	75
GDS Holdings Ltd. ADR*	30,752	1,155
Gemdale Corp., Class A	83,500	145
Genscript Biotech Corp.*	452,000	1,137
GF Securities Co. Ltd., Class A	54,793	110
GF Securities Co. Ltd., Class H	701,000	835
Giant Network Group Co. Ltd., Class A	5,100	14
GoerTek, Inc., Class A	12,100	16
GOME Retail Holdings Ltd.*	4,657,970	501
Great Wall Motor Co. Ltd., Class H	1,509,796	1,083
Gree Electric Appliances, Inc. of Zhuhai, Class A	48,600	390
Greenland Holdings Group Co. Ltd., Class A	148,500	148
Greentown Service Group Co. Ltd.	496,000	404
Guangshen Railway Co. Ltd., Class A	128,200	60
Guangzhou Automobile Group Co. Ltd., Class A	42,200	67
Guangzhou Automobile Group Co. Ltd., Class H	1,487,664	1,592
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	25,500	152
Guangzhou R&F Properties Co. Ltd., Class H	494,414	952
Guosen Securities Co. Ltd., Class A	77,100	148
Guotai Junan Securities Co. Ltd., Class A	124,300	333
Guotai Junan Securities Co. Ltd., Class H(2) *	399,200	713
Guoyuan Securities Co. Ltd., Class A	61,200	82
Haier Smart Home Co. Ltd., Class A	103,197	260
Haitian International Holdings Ltd.	329,000	681
Haitong Securities Co. Ltd., Class A	136,900	283
Haitong Securities Co. Ltd., Class H	1,393,633	1,565
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	147,600	594
Henan Shuanghui Investment & Development Co. Ltd., Class A	28,600	104
Hengan International Group Co. Ltd.	357,898	2,628
Hengli Petrochemical Co. Ltd., Class A	61,460	109
HengTen Networks Group Ltd.*	10,816,000	258

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1) continued
China - 27.0% continued
Hengtong Optic-electric Co. Ltd., Class A	7,560	$18
Hengyi Petrochemical Co. Ltd., Class A	56,800	113
Hesteel Co. Ltd., Class A	142,400	62
Hithink RoyalFlush Information Network Co. Ltd., Class A	10,200	147
Hua Hong Semiconductor Ltd.(2)	204,000	396
Huadian Power International Corp. Ltd., Class A	121,800	67
Huadian Power International Corp. Ltd., Class H	824,000	326
Huadong Medicine Co. Ltd., Class A	32,520	123
Huaneng Power International, Inc., Class A	65,700	60
Huaneng Power International, Inc., Class H	1,864,501	1,096
Huaneng Renewables Corp. Ltd., Class H	2,364,357	651
Huatai Securities Co. Ltd., Class A	108,400	353
Huatai Securities Co. Ltd., Class H(2)	795,000	1,370
Huaxia Bank Co. Ltd., Class A	217,390	244
Huayu Automotive Systems Co. Ltd., Class A	34,300	108
Huazhu Group Ltd. ADR	65,946	2,391
Hubei Biocause Pharmaceutical Co. Ltd., Class A	18,300	17
Hubei Energy Group Co. Ltd., Class A	117,200	74
Hundsun Technologies, Inc., Class A	14,950	149
Iflytek Co. Ltd., Class A*	37,300	181
Industrial & Commercial Bank of China Ltd., Class A	845,400	725
Industrial & Commercial Bank of China Ltd., Class H	32,135,023	23,397
Industrial Bank Co. Ltd., Class A	323,200	862
Industrial Securities Co. Ltd., Class A	28,600	28
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	454,200	112
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	97,700	476
Inner Mongolia Yitai Coal Co. Ltd., Class B	524,100	569
iQIYI, Inc. ADR*	60,522	1,250
JD.com, Inc. ADR*	363,448	11,009
Jiangsu Expressway Co. Ltd., Class H	612,000	870
Jiangsu Hengrui Medicine Co. Ltd., Class A	69,674	670
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	24,300	431
Jiangxi Copper Co. Ltd., Class A	8,099	19
Jiangxi Copper Co. Ltd., Class H	613,000	815
Kaisa Group Holdings Ltd.*	1,053,000	521
Kingdee International Software Group Co. Ltd.	1,116,000	1,201
Kingsoft Corp. Ltd.*	395,903	859
Kweichow Moutai Co. Ltd., Class A	18,495	2,653
KWG Group Holdings Ltd.*	600,000	607
Legend Holdings Corp., Class H(2)	198,800	468
Lenovo Group Ltd.	3,586,000	2,781
Lepu Medical Technology Beijing Co. Ltd., Class A	34,200	115
Li Ning Co. Ltd.	1,001,500	2,366
Logan Property Holdings Co. Ltd.	668,000	1,083
Longfor Group Holdings Ltd.(2)	888,731	3,354
LONGi Green Energy Technology Co. Ltd., Class A	36,787	124
Luxshare Precision Industry Co. Ltd., Class A	45,200	164
Luye Pharma Group Ltd.(2)	558,500	406
Luzhou Laojiao Co. Ltd., Class A	18,200	215
Maanshan Iron & Steel Co. Ltd., Class A	126,200	63
Maanshan Iron & Steel Co. Ltd., Class H	870,000	346
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	59,480	108
Meitu, Inc.(2) *	853,500	276
Meituan Dianping, Class B*	494,600	4,340
Metallurgical Corp. of China Ltd., Class A	177,500	79
Metallurgical Corp. of China Ltd., Class H	1,457,000	389
Midea Group Co. Ltd., Class A	51,900	393
Momo, Inc. ADR	70,170	2,512
Muyuan Foodstuff Co. Ltd., Class A	24,080	206
NARI Technology Co. Ltd., Class A	78,685	214
NetEase, Inc. ADR	34,823	8,907
New China Life Insurance Co. Ltd., Class A	35,100	282
New China Life Insurance Co. Ltd., Class H	419,252	2,046
New Hope Liuhe Co. Ltd., Class A	69,200	175

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1) continued
China - 27.0% continued
New Oriental Education & Technology Group, Inc. ADR*	70,753	$6,833
NIO, Inc., Class A ADR*	332,500	848
Noah Holdings Ltd. ADR*	14,220	605
OFILM Group Co. Ltd., Class A	11,000	13
Oppein Home Group, Inc., Class A	4,800	75
Orient Securities Co. Ltd., Class A	107,187	167
People’s Insurance Co. Group of China (The) Ltd., Class H	4,170,535	1,630
Perfect World Co. Ltd., Class A	3,600	14
PetroChina Co. Ltd., Class A	269,400	270
PetroChina Co. Ltd., Class H	10,457,438	5,754
PICC Property & Casualty Co. Ltd., Class H	3,413,359	3,674
Pinduoduo, Inc. ADR*	94,471	1,949
Ping An Bank Co. Ltd., Class A	273,400	550
Ping An Insurance Group Co. of China Ltd., Class A	158,835	2,054
Ping An Insurance Group Co. of China Ltd., Class H	2,757,906	33,193
Poly Developments and Holdings Group Co. Ltd., Class A	193,700	361
Postal Savings Bank of China Co. Ltd., Class H(2)	3,958,000	2,352
Power Construction Corp. of China Ltd., Class A	228,900	177
RiseSun Real Estate Development Co. Ltd., Class A	84,400	116
Rongsheng Petro Chemical Co. Ltd., Class A	12,500	22
SAIC Motor Corp. Ltd., Class A	124,793	464
Sanan Optoelectronics Co. Ltd., Class A	17,100	28
Sany Heavy Industry Co. Ltd., Class A	85,700	164
SDIC Capital Co. Ltd., Class A	41,700	85
SDIC Power Holdings Co. Ltd., Class A	68,100	77
Seazen Holdings Co. Ltd., Class A	25,894	150
Semiconductor Manufacturing International Corp.*	1,537,500	1,716
SF Holding Co. Ltd., Class A	17,600	87
Shaanxi Coal Industry Co. Ltd., Class A	80,500	108
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	3,120	12
Shandong Gold Mining Co. Ltd., Class A*	34,097	205
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	996,116	904
Shanghai Electric Group Co. Ltd., Class A	34,400	27
Shanghai Electric Group Co. Ltd., Class H	1,360,000	492
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	37,400	138
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	266,500	808
Shanghai International Airport Co. Ltd., Class A	17,100	209
Shanghai International Port Group Co. Ltd., Class A	90,900	90
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	544,001	659
Shanghai Oriental Pearl Group Co. Ltd., Class A	13,780	21
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	7,000	19
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	406,547	800
Shanghai Pudong Development Bank Co. Ltd., Class A	458,692	781
Shanghai Tunnel Engineering Co. Ltd., Class A	108,300	100
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	76,400	89
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	16,200	163
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	109,200	97
Shenwan Hongyuan Group Co. Ltd., Class A	321,900	235
Shenzhen Energy Group Co. Ltd., Class A	84,713	77
Shenzhen Inovance Technology Co. Ltd., Class A*	32,900	110
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,400	176
Shenzhen Overseas Chinese Town Co. Ltd., Class A	149,700	152
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	3,500	11
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	26,300	18
Shenzhou International Group Holdings Ltd.	372,900	5,108

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1) continued
China - 27.0% continued
Shui On Land Ltd.	1,704,500	$395
Sichuan Chuantou Energy Co. Ltd., Class A	17,100	22
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	6,000	26
Sihuan Pharmaceutical Holdings Group Ltd.	1,898,000	429
SINA Corp.*	32,607	1,406
Sinolink Securities Co. Ltd., Class A	66,100	94
Sino-Ocean Group Holding Ltd.	1,524,548	648
Sinopec Engineering Group Co. Ltd., Class H	649,500	551
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,648,005	655
Sinopharm Group Co. Ltd., Class H	592,714	2,089
Sinotrans Ltd., Class H	1,024,000	373
Sinotruk Hong Kong Ltd.	347,000	601
SOHO China Ltd.	1,050,278	371
Spring Airlines Co. Ltd., Class A	19,000	125
Sunac China Holdings Ltd.	1,200,000	5,909
Suning.com Co. Ltd., Class A	156,900	263
Sunny Optical Technology Group Co. Ltd.	352,125	3,652
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	10,200	15
TAL Education Group ADR*	176,153	6,711
Tasly Pharmaceutical Group Co. Ltd., Class A	5,460	13
TCL Corp., Class A	202,500	98
Tencent Holdings Ltd.	2,818,689	127,519
Tencent Music Entertainment Group ADR*	47,977	719
Tianma Microelectronics Co. Ltd., Class A	8,100	16
Tianqi Lithium Corp., Class A	9,700	36
Tingyi Cayman Islands Holding Corp.	982,435	1,639
Tong Ren Tang Technologies Co. Ltd., Class H	297,000	354
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	7,200	16
Tongling Nonferrous Metals Group Co. Ltd., Class A	218,400	78
Tongwei Co. Ltd., Class A	70,600	145
TravelSky Technology Ltd., Class H	474,000	953
Tsingtao Brewery Co. Ltd., Class A	2,800	20
Tsingtao Brewery Co. Ltd., Class H	197,767	1,254
Tunghsu Optoelectronic Technology Co. Ltd., Class A	21,100	16
Uni-President China Holdings Ltd.	658,000	733
Unisplendour Corp. Ltd., Class A	3,920	16
Vipshop Holdings Ltd. ADR*	212,101	1,830
Walvax Biotechnology Co. Ltd., Class A*	30,800	127
Want Want China Holdings Ltd.	2,470,870	2,004
Weibo Corp. ADR*	27,889	1,215
Weichai Power Co. Ltd., Class A	106,200	190
Weichai Power Co. Ltd., Class H	963,812	1,631
Weifu High-Technology Group Co. Ltd., Class A	23,600	64
Wens Foodstuffs Group Co. Ltd., Class A	85,300	446
Western Securities Co. Ltd., Class A	61,100	90
Wuliangye Yibin Co. Ltd., Class A	60,300	1,037
WuXi AppTec Co. Ltd., Class H(2)	77,140	677
Wuxi Biologics Cayman, Inc.(2) *	277,000	2,489
XCMG Construction Machinery Co. Ltd., Class A	159,200	104
Xiamen C & D, Inc., Class A	28,100	36
Xiaomi Corp., Class B(2) *	1,709,400	2,193
Xinhu Zhongbao Co. Ltd., Class A	31,900	15
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	11,800	21
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	362,236	397
Xinyi Solar Holdings Ltd.	1,505,333	739
Yanzhou Coal Mining Co. Ltd., Class H	911,138	853
Yihai International Holding Ltd.*	235,000	1,221
Yonghui Superstores Co. Ltd., Class A	94,100	140
Yonyou Network Technology Co. Ltd., Class A	26,650	104
Yum China Holdings, Inc.	178,292	8,237
Yunnan Baiyao Group Co. Ltd., Class A	13,500	164
Yuzhou Properties Co. Ltd.	869,124	409
YY, Inc. ADR*	23,807	1,659
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	10,793	181
Zhaojin Mining Industry Co. Ltd., Class H	511,000	574
Zhejiang China Commodities City Group Co. Ltd., Class A	122,400	74
Zhejiang Chint Electrics Co. Ltd., Class A	40,094	135

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1) continued
China - 27.0% continued
Zhejiang Dahua Technology Co. Ltd., Class A	12,200	$26
Zhejiang Expressway Co. Ltd., Class H	721,294	760
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,550	14
Zhejiang Longsheng Group Co. Ltd., Class A	59,200	136
Zhengzhou Yutong Bus Co. Ltd., Class A	9,000	17
ZhongAn Online P&C Insurance Co. Ltd., Class H(2) *	159,400	438
Zhongjin Gold Corp. Ltd., Class A	53,600	80
Zhongsheng Group Holdings Ltd.	284,000	792
Zhuzhou CRRC Times Electric Co. Ltd., Class H	276,974	1,460
Zijin Mining Group Co. Ltd., Class A	169,200	93
Zijin Mining Group Co. Ltd., Class H	2,922,162	1,188
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	30,300	27
ZTE Corp., Class A*	35,400	168
ZTE Corp., Class H*	378,317	1,085
ZTO Express Cayman, Inc. ADR	156,666	2,995

		749,075

Colombia - 0.3%
Bancolombia S.A.	112,889	1,357
Cementos Argos S.A.	229,596	536
Ecopetrol S.A.	2,450,863	2,227
Grupo Argos S.A.	138,683	746
Grupo de Inversiones Suramericana S.A.	114,376	1,214
Interconexion Electrica S.A. ESP	219,445	1,220

		7,300

Czech Republic - 0.2%
CEZ A.S.	79,983	1,932
Komercni banka A.S.	36,919	1,471
Moneta Money Bank A.S.(2)	237,740	815

		4,218

Egypt - 0.1%
Commercial International Bank Egypt S.A.E.	690,092	3,050
Eastern Co. S.A.E.	432,935	401
ElSewedy Electric Co.	364,919	312

		3,763

Greece - 0.3%
Alpha Bank A.E.*	704,850	1,412
Eurobank Ergasias S.A.*	1,267,327	1,248
FF Group*	18,664	102
Hellenic Telecommunications Organization S.A.	118,578	1,754
JUMBO S.A.	52,984	1,024
Motor Oil Hellas Corinth Refineries S.A.	28,823	737
National Bank of Greece S.A.*	271,711	745
OPAP S.A.	109,701	1,229
Titan Cement Co. S.A.	21,870	427

		8,678

Hong Kong - 4.0%
Alibaba Health Information Technology Ltd.*	1,748,000	1,677
Alibaba Pictures Group Ltd.*	6,920,000	1,490
Beijing Enterprises Holdings Ltd.	255,771	1,301
Beijing Enterprises Water Group Ltd.*	2,709,886	1,613
Brilliance China Automotive Holdings Ltd.	1,477,944	1,629
China Agri-Industries Holdings Ltd.	1,064,000	342
China Ding Yi Feng Holdings Ltd.	464,000	1,371
China Education Group Holdings Ltd.	315,000	492
China Everbright International Ltd.	1,815,629	1,678
China Everbright Ltd.	459,110	676
China First Capital Group Ltd.*	1,668,000	497
China Gas Holdings Ltd.	881,895	3,274
China Jinmao Holdings Group Ltd.	2,507,791	1,527
China Mengniu Dairy Co. Ltd.*	1,353,870	5,245
China Merchants Port Holdings Co. Ltd.	644,938	1,098
China Mobile Ltd.	3,030,508	27,585
China Overseas Land & Investment Ltd.	1,893,695	6,988
China Power International Development Ltd.	2,155,000	527
China Resources Beer Holdings Co. Ltd.	726,948	3,441
China Resources Cement Holdings Ltd.	1,210,000	1,169
China Resources Gas Group Ltd.	435,958	2,161
China Resources Land Ltd.	1,367,432	5,998
China Resources Power Holdings Co. Ltd.	961,735	1,403
China State Construction International Holdings Ltd.	981,600	1,011
China Taiping Insurance Holdings Co. Ltd.	790,104	2,117
China Traditional Chinese Medicine Holdings Co. Ltd.	1,102,000	537

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1) continued
Hong Kong - 4.0% continued
China Unicom Hong Kong Ltd.	3,044,494	$3,346
CITIC Ltd.	2,879,803	4,143
COSCO SHIPPING Ports Ltd.	850,108	836
Far East Horizon Ltd.	1,058,000	1,083
Fullshare Holdings Ltd.*	4,502,500	280
Geely Automobile Holdings Ltd.	2,444,641	4,195
Guangdong Investment Ltd.	1,464,514	2,898
Haier Electronics Group Co. Ltd.	611,000	1,691
Hutchison China MediTech Ltd. ADR*	26,300	579
Kingboard Holdings Ltd.	336,000	937
Kingboard Laminates Holdings Ltd.	525,500	483
Kunlun Energy Co. Ltd.	1,639,230	1,430
Lee & Man Paper Manufacturing Ltd.	680,000	475
Nine Dragons Paper Holdings Ltd.*	829,923	737
Shanghai Industrial Holdings Ltd.	243,043	528
Shenzhen International Holdings Ltd.	481,746	959
Shenzhen Investment Ltd.	1,412,000	521
Shimao Property Holdings Ltd.	562,903	1,708
Sino Biopharmaceutical Ltd.	3,399,500	3,486
SSY Group Ltd.	706,000	635
Sun Art Retail Group Ltd.	1,203,000	1,140
Towngas China Co. Ltd.*	521,771	376
Yuexiu Property Co. Ltd.	3,402,000	772

		110,085

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	203,523	2,259
OTP Bank Nyrt.	109,976	4,375
Richter Gedeon Nyrt.	67,012	1,235

		7,869

India - 8.8%
Adani Ports & Special Economic Zone Ltd.	307,588	1,828
Ambuja Cements Ltd.	286,822	884
Ashok Leyland Ltd.	580,277	733
Asian Paints Ltd.	142,330	2,801
Aurobindo Pharma Ltd.	128,314	1,130
Avenue Supermarts Ltd.(2) *	62,501	1,266
Axis Bank Ltd.*	936,222	10,993
Bajaj Auto Ltd.	41,569	1,703
Bajaj Finance Ltd.	85,049	4,536
Bajaj Finserv Ltd.	18,727	2,313
Bharat Forge Ltd.	101,399	661
Bharat Petroleum Corp. Ltd.	322,247	1,829
Bharti Airtel Ltd.	881,302	4,426
Bharti Infratel Ltd.	168,020	651
Bosch Ltd.	3,447	816
Britannia Industries Ltd.	27,777	1,105
Cipla Ltd.	174,551	1,402
Coal India Ltd.	611,866	2,252
Container Corp. of India Ltd.	108,185	895
Dabur India Ltd.	256,129	1,486
Divi’s Laboratories Ltd.	38,157	884
Dr. Reddy’s Laboratories Ltd.	44,986	1,663
Dr. Reddy’s Laboratories Ltd. ADR	11,905	446
Eicher Motors Ltd.	6,618	1,839
GAIL India Ltd.	391,352	1,775
Glenmark Pharmaceuticals Ltd.	69,538	447
Godrej Consumer Products Ltd.	177,015	1,701
Grasim Industries Ltd.	146,639	1,949
Havells India Ltd.	123,351	1,405
HCL Technologies Ltd.	265,885	4,101
Hero MotoCorp Ltd.	24,778	927
Hindalco Industries Ltd.	577,632	1,733
Hindustan Petroleum Corp. Ltd.	311,478	1,306
Hindustan Unilever Ltd.	319,372	8,272
Housing Development Finance Corp. Ltd.	806,245	25,604
ICICI Bank Ltd.	1,038,488	6,587
ICICI Bank Ltd. ADR	66,649	839
ICICI Lombard General Insurance Co. Ltd.(2)	66,917	1,079
Indiabulls Housing Finance Ltd.	137,386	1,210
Indian Oil Corp. Ltd.	934,547	2,107
Infosys Ltd.	1,651,458	17,573
Infosys Ltd. ADR	73,405	785
InterGlobe Aviation Ltd.(2)	45,269	1,021
ITC Ltd.	1,697,975	6,748
JSW Steel Ltd.	418,733	1,678
Larsen & Toubro Ltd.	234,812	5,285
LIC Housing Finance Ltd.	145,513	1,171
Lupin Ltd.	108,009	1,181
Mahindra & Mahindra Financial Services Ltd.	156,096	880
Mahindra & Mahindra Ltd.	370,912	3,521
Marico Ltd.	217,043	1,165
Maruti Suzuki India Ltd.	52,050	4,927
Motherson Sumi Systems Ltd.	482,099	852
Nestle India Ltd.	11,198	1,934

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1) continued
India - 8.8% continued
NTPC Ltd.	1,158,208	$2,372
Oil & Natural Gas Corp. Ltd.	1,254,312	3,048
Page Industries Ltd.	2,707	808
Petronet LNG Ltd.	291,593	1,037
Pidilite Industries Ltd.	59,605	1,049
Piramal Enterprises Ltd.	40,810	1,151
Power Grid Corp. of India Ltd.	893,983	2,683
REC Ltd.	327,837	783
Reliance Industries Ltd.	1,331,461	24,171
Reliance Industries Ltd. GDR(2)	37,435	1,353
Shree Cement Ltd.	4,076	1,289
Shriram Transport Finance Co. Ltd.	72,447	1,140
State Bank of India*	875,633	4,583
Sun Pharmaceutical Industries Ltd.	417,649	2,426
Tata Consultancy Services Ltd.	444,486	14,344
Tata Motors Ltd.*	787,932	1,855
Tata Power (The) Co. Ltd.	553,656	554
Tata Steel Ltd.	177,360	1,296
Tech Mahindra Ltd.	233,922	2,395
Titan Co. Ltd.	153,024	2,959
UltraTech Cement Ltd.	47,925	3,163
United Spirits Ltd.*	145,995	1,237
UPL Ltd.	177,397	2,410
Vedanta Ltd.	923,227	2,332
Vodafone Idea Ltd.*	3,406,873	602
Wipro Ltd.	600,235	2,441
Yes Bank Ltd.	828,904	1,306
Zee Entertainment Enterprises Ltd.	257,399	1,267

		244,359

Indonesia - 2.1%
Adaro Energy Tbk PT	7,031,320	677
Astra International Tbk PT	9,968,760	5,258
Bank Central Asia Tbk PT	4,852,492	10,305
Bank Mandiri Persero Tbk PT	9,171,410	5,216
Bank Negara Indonesia Persero Tbk PT	3,635,909	2,370
Bank Rakyat Indonesia Persero Tbk PT	27,294,290	8,426
Bank Tabungan Negara Persero Tbk PT	2,375,700	414
Barito Pacific Tbk PT	2,578,900	586
Bukit Asam Tbk PT	1,372,800	288
Bumi Serpong Damai Tbk PT*	3,969,500	432
Charoen Pokphand Indonesia Tbk PT	3,557,735	1,190
Gudang Garam Tbk PT	237,015	1,290
Hanjaya Mandala Sampoerna Tbk PT	4,511,200	1,003
Indah Kiat Pulp & Paper Corp. Tbk PT	1,366,200	907
Indocement Tunggal Prakarsa Tbk PT	921,503	1,306
Indofood CBP Sukses Makmur Tbk PT	1,140,200	819
Indofood Sukses Makmur Tbk PT	2,233,071	1,111
Jasa Marga Persero Tbk PT	1,023,127	415
Kalbe Farma Tbk PT	10,319,780	1,067
Pabrik Kertas Tjiwi Kimia Tbk PT	686,500	611
Pakuwon Jati Tbk PT	7,741,300	400
Perusahaan Gas Negara Tbk PT	5,651,412	844
Semen Indonesia Persero Tbk PT	1,455,755	1,194
Surya Citra Media Tbk PT	2,806,900	320
Telekomunikasi Indonesia Persero Tbk PT	24,357,262	7,152
Unilever Indonesia Tbk PT	747,628	2,382
United Tractors Tbk PT	843,971	1,684

		57,667

Malaysia - 2.1%
AirAsia Bhd.	737,200	487
Alliance Bank Malaysia Bhd.	501,400	456
AMMB Holdings Bhd.	846,937	867
Axiata Group Bhd.	1,343,052	1,619
British American Tobacco Malaysia Bhd.	72,000	502
CIMB Group Holdings Bhd.	2,382,608	3,103
Dialog Group Bhd.	1,823,344	1,439
DiGi.Com Bhd.	1,501,100	1,835
Fraser & Neave Holdings Bhd.	64,500	539
Gamuda Bhd.	849,100	773
Genting Bhd.	1,054,600	1,728
Genting Malaysia Bhd.	1,513,000	1,187
Genting Plantations Bhd.	124,100	300
HAP Seng Consolidated Bhd.	308,400	743
Hartalega Holdings Bhd.	704,100	894
Hong Leong Bank Bhd.	328,298	1,510
Hong Leong Financial Group Bhd.	113,128	508
IHH Healthcare Bhd.	1,062,100	1,492
IJM Corp. Bhd.	1,334,240	775
IOI Corp. Bhd.	904,040	930
Kuala Lumpur Kepong Bhd.	202,750	1,205
Malayan Banking Bhd.	1,883,959	4,050
Malaysia Airports Holdings Bhd.	466,393	964
Maxis Bhd.	1,130,651	1,524
MISC Bhd.	541,560	939
Nestle Malaysia Bhd.	34,600	1,248
Petronas Chemicals Group Bhd.	1,178,900	2,397

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1) continued
Malaysia - 2.1% continued
Petronas Dagangan Bhd.	124,300	$764
Petronas Gas Bhd.	291,700	1,226
PPB Group Bhd.	288,700	1,307
Press Metal Aluminium Holdings Bhd.	706,200	752
Public Bank Bhd.	1,527,461	8,503
QL Resources Bhd.	333,700	552
RHB Bank Bhd.	492,046	666
RHB Capital Bhd.(3) *	297,992	—
Sime Darby Bhd.	1,308,928	716
Sime Darby Plantation Bhd.	1,014,728	1,208
Sime Darby Property Bhd.	1,083,128	270
SP Setia Bhd. Group	781,770	409
Telekom Malaysia Bhd.	548,486	531
Tenaga Nasional Bhd.	1,537,150	5,150
Top Glove Corp. Bhd.	748,500	890
Westports Holdings Bhd.	397,800	380
YTL Corp. Bhd.	1,266,495	343

		57,681

Mexico - 2.5%
Alfa S.A.B. de C.V., Series A	1,485,280	1,456
Alsea S.A.B. de C.V.*	246,000	486
America Movil S.A.B. de C.V., Series L	16,596,606	12,097
Arca Continental S.A.B. de C.V.	215,784	1,167
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	901,795	1,384
Cemex S.A.B. de C.V., Series CPO	7,550,478	3,190
Coca-Cola Femsa S.A.B. de C.V.	265,022	1,642
El Puerto de Liverpool S.A.B. de C.V., Series C1	93,270	520
Fibra Uno Administracion S.A. de C.V.	1,575,101	2,089
Fomento Economico Mexicano S.A.B de C.V., Series UBD	957,377	9,263
Gruma S.A.B. de C.V., Series B	107,465	1,011
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	177,152	1,845
Grupo Aeroportuario del Sureste S.A.B de C.V., Series B	102,810	1,669
Grupo Bimbo S.A.B. de C.V., Series A	809,928	1,688
Grupo Carso S.A.B. de C.V., Series A1	236,373	882
Grupo Financiero Banorte S.A.B. de C.V., Series O	1,282,318	7,448
Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,146,743	1,659
Grupo Mexico S.A.B. de C.V., Series B	1,722,036	4,586
Grupo Televisa S.A.B., Series CPO	1,205,114	2,034
Industrias Penoles S.A.B. de C.V.	70,292	906
Infraestructura Energetica Nova S.A.B de C.V.	268,400	1,056
Kimberly-Clark de Mexico S.A.B. de C.V., Series A*	751,627	1,396
Megacable Holdings S.A.B. de C.V., Series CPO	138,900	592
Mexichem S.A.B. de C.V.	522,080	1,099
Promotora y Operadora de Infraestructura S.A.B. de C.V.	110,755	1,103
Wal-Mart de Mexico S.A.B. de C.V.	2,579,737	7,042

		69,310

Pakistan - 0.0%
Habib Bank Ltd.	320,300	227
MCB Bank Ltd.	207,600	227
Oil & Gas Development Co. Ltd.	318,700	262

		716

Peru - 0.4%
Cia de Minas Buenaventura S.A.A. ADR	104,060	1,735
Credicorp Ltd.	33,487	7,665
Southern Copper Corp.	43,051	1,673

		11,073

Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	936,309	1,005
Aboitiz Power Corp.	701,544	477
Alliance Global Group, Inc.	2,015,324	607
Ayala Corp.	141,027	2,461
Ayala Land, Inc.	3,594,460	3,565
Bank of the Philippine Islands	440,676	676
BDO Unibank, Inc.	979,219	2,677
DMCI Holdings, Inc.	1,900,900	382
Globe Telecom, Inc.	16,225	716
GT Capital Holdings, Inc.	45,558	836
International Container Terminal Services, Inc.	502,840	1,436
JG Summit Holdings, Inc.	1,417,641	1,865
Jollibee Foods Corp.	221,763	1,220
Manila Electric Co.	109,630	828
Megaworld Corp.	5,581,300	664
Metro Pacific Investments Corp.	7,103,400	666
Metropolitan Bank & Trust Co.	805,015	1,120
PLDT, Inc.	42,310	1,062

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1) continued
Philippines - 1.1% continued
Robinsons Land Corp.	948,770	$488
Security Bank Corp.	105,930	351
SM Investments Corp.	120,147	2,272
SM Prime Holdings, Inc.	4,939,513	3,578
Universal Robina Corp.	423,440	1,374

		30,326

Poland - 1.1%
Alior Bank S.A.*	42,407	566
Bank Millennium S.A.*	315,135	790
Bank Polska Kasa Opieki S.A.	84,192	2,521
CCC S.A.	14,136	639
CD Projekt S.A.	33,440	1,929
Cyfrowy Polsat S.A.	124,810	996
Dino Polska S.A.(2) *	25,495	895
Grupa Lotos S.A.	46,729	1,060
Jastrzebska Spolka Weglowa S.A.*	26,841	340
KGHM Polska Miedz S.A.*	69,317	1,922
LPP S.A.	657	1,345
mBank S.A.*	7,192	829
Orange Polska S.A.*	324,036	581
PGE Polska Grupa Energetyczna S.A.*	423,953	1,090
Polski Koncern Naftowy ORLEN S.A.	146,093	3,525
Polskie Gornictwo Naftowe i Gazownictwo S.A.	853,443	1,215
Powszechna Kasa Oszczednosci Bank Polski S.A.	429,964	4,932
Powszechny Zaklad Ubezpieczen S.A.	296,692	3,470
Santander Bank Polska S.A.	17,476	1,736

		30,381

Qatar - 1.0%
Barwa Real Estate Co.	97,061	911
Commercial Bank (The) PQSC	946,797	1,193
Industries Qatar QSC	887,090	2,802
Masraf Al Rayan QSC	1,819,250	1,902
Mesaieed Petrochemical Holding Co.	2,191,030	1,579
Ooredoo QPSC	38,673	695
Qatar Electricity & Water Co. QSC	268,200	1,227
Qatar Fuel QSC	240,390	1,417
Qatar Insurance Co. S.A.Q.	75,821	730
Qatar Islamic Bank S.A.Q.	565,692	2,583
Qatar National Bank QPSC	2,227,853	11,644

		26,683

Romania - 0.1%
NEPI Rockcastle PLC	184,896	1,700

Russia - 3.9%
Alrosa PJSC	1,277,161	1,738
Gazprom PJSC	1,828,134	6,731
Gazprom PJSC ADR	1,711,663	12,541
Inter RAO UES PJSC	17,947,000	1,286
LUKOIL PJSC	74,879	6,285
LUKOIL PJSC ADR	128,303	10,832
Magnit PJSC	2,287	135
Magnit PJSC GDR (Registered)	165,361	2,410
Magnitogorsk Iron & Steel Works PJSC	1,099,500	782
MMC Norilsk Nickel PJSC	19,203	4,345
MMC Norilsk Nickel PJSC ADR	119,526	2,714
Mobile TeleSystems PJSC ADR	247,765	2,307
Moscow Exchange MICEX-RTS PJSC	663,696	946
Novatek PJSC GDR (Registered)	44,881	9,541
Novolipetsk Steel PJSC	583,950	1,475
PhosAgro PJSC GDR (Registered)	59,617	783
Polymetal International PLC	103,844	1,319
Polyus PJSC	13,591	1,254
Rosneft Oil Co.PJSC	200,765	1,317
Rosneft Oil Co. PJSC GDR (Registered)	368,379	2,420
Sberbank of Russia PJSC	56,000	212
Sberbank of Russia PJSC (OTC Exchange)	5,267,332	19,870
Severstal PJSC	54,450	919
Severstal PJSC GDR (Registered)	51,413	867
Surgutneftegas PJSC	1,077,567	449
Surgutneftegas PJSC ADR	234,826	966
Tatneft PJSC	421,042	5,159
Tatneft PJSC ADR	1,663	123
Tatneft PJSC ADR (London Exchange)	45,211	3,348
Tatneft PJSC ADR (OTC Exchange)	8,356	613
VTB Bank PJSC	907,036,738	572
VTB Bank PJSC GDR(2) (4)	11,036	14
VTB Bank PJSC GDR (Registered)	337,061	425
X5 Retail Group N.V. GDR (Registered)	59,765	2,058

		106,756

Saudi Arabia - 1.4%
Advanced Petrochemical Co.	25,380	407
Al Rajhi Bank	300,791	5,602
Alinma Bank	184,431	1,198
Almarai Co. JSC	61,045	859
Bank AlBilad*	92,886	674

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1) continued
Saudi Arabia - 1.4% continued
Bank Al-Jazira	105,164	$426
Banque Saudi Fransi	136,305	1,543
Bupa Arabia for Cooperative Insurance Co.*	7,287	188
Co for Cooperative Insurance (The)*	16,402	306
Dar Al Arkan Real Estate Development Co.*	122,718	385
Emaar Economic City*	87,553	233
Etihad Etisalat Co.*	90,389	579
Jarir Marketing Co.	14,909	656
National Commercial Bank	294,362	4,352
National Industrialization Co.*	87,135	394
Rabigh Refining & Petrochemical Co.*	60,515	333
Riyad Bank	297,979	2,133
Sahara International Petrochemical Co.	92,486	511
Samba Financial Group	244,312	2,311
Saudi Airlines Catering Co.	9,917	226
Saudi Arabian Fertilizer Co.	42,118	953
Saudi Arabian Mining Co.*	98,888	1,284
Saudi Basic Industries Corp.	184,179	5,617
Saudi British Bank (The)	93,041	1,032
Saudi Cement Co.	18,787	351
Saudi Electricity Co.	203,241	1,014
Saudi Industrial Investment Group	57,758	380
Saudi Kayan Petrochemical Co.*	189,109	618
Saudi Telecom Co.	99,609	2,770
Savola Group (The)*	63,354	553
Yanbu National Petrochemical Co.	53,412	898

		38,786

Singapore - 0.0%
BOC Aviation Ltd.(2)	101,700	853

South Africa - 5.7%
Absa Group Ltd.	353,186	4,414
Anglo American Platinum Ltd.	26,206	1,559
AngloGold Ashanti Ltd.	203,894	3,653
Aspen Pharmacare Holdings Ltd.	191,385	1,365
Bid Corp. Ltd.	163,631	3,567
Bidvest Group (The) Ltd.	142,427	1,915
Capitec Bank Holdings Ltd.	22,962	2,118
Clicks Group Ltd.	129,767	1,892
Discovery Ltd.	195,844	2,075
Exxaro Resources Ltd.	126,141	1,545
FirstRand Ltd.	1,658,361	8,074
Fortress REIT Ltd., Class A	578,835	879
Foschini Group (The) Ltd.	118,399	1,517
Gold Fields Ltd.	415,004	2,269
Growthpoint Properties Ltd.	1,477,868	2,548
Investec Ltd.	136,638	891
Kumba Iron Ore Ltd.	31,524	1,120
Liberty Holdings Ltd.	64,192	482
Life Healthcare Group Holdings Ltd.	661,183	1,054
MMI Holdings Ltd.	419,612	565
Mr Price Group Ltd.	127,197	1,793
MTN Group Ltd.	834,853	6,327
MultiChoice Group Ltd.*	221,747	2,111
Naspers Ltd., Class N	216,521	52,600
Nedbank Group Ltd.	184,464	3,321
Netcare Ltd.	551,498	704
Old Mutual Ltd.	2,410,137	3,632
Pick n Pay Stores Ltd.	186,001	912
PSG Group Ltd.	74,238	1,260
Rand Merchant Investment Holdings Ltd.	365,832	882
Redefine Properties Ltd.	2,665,172	1,711
Reinet Investments S.C.A.	74,709	1,205
Remgro Ltd.	263,968	3,525
RMB Holdings Ltd.	385,586	2,312
Sanlam Ltd.	877,667	4,877
Sappi Ltd.	265,121	1,033
Sasol Ltd.	277,318	6,897
Shoprite Holdings Ltd.	235,544	2,637
SPAR Group (The) Ltd.	92,312	1,225
Standard Bank Group Ltd.	637,585	8,905
Telkom S.A. SOC Ltd.	136,072	891
Tiger Brands Ltd.	81,472	1,294
Truworths International Ltd.	222,398	1,105
Vodacom Group Ltd.	314,223	2,670
Woolworths Holdings Ltd.	492,248	1,709

		159,040

South Korea - 11.5%
Amorepacific Corp.	15,966	2,278
AMOREPACIFIC Group	14,234	769
BGF retail Co. Ltd.	3,753	686
BNK Financial Group, Inc.	132,394	859
Celltrion Healthcare Co. Ltd.*	24,687	1,210
Celltrion Pharm, Inc.*	7,565	316
Celltrion, Inc.*	43,478	7,747
Cheil Worldwide, Inc.	33,866	862

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1) continued
South Korea - 11.5% continued
CJ CheilJedang Corp.	4,051	$1,042
CJ Corp. (Korea Exchange)	7,053	617
CJ ENM Co. Ltd.	5,100	783
CJ Logistics Corp.*	4,025	469
Daelim Industrial Co. Ltd.	14,000	1,395
Daewoo Engineering & Construction Co. Ltd.*	83,151	357
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	17,427	493
DB Insurance Co. Ltd.	24,397	1,253
Doosan Bobcat, Inc.	22,561	712
E-MART, Inc.	10,294	1,249
Fila Korea Ltd.	24,309	1,617
GS Engineering & Construction Corp.	29,963	1,051
GS Holdings Corp.	25,957	1,151
GS Retail Co. Ltd.	13,479	459
Hana Financial Group, Inc.	147,500	4,780
Hankook Tire & Technology Co. Ltd.	37,734	1,148
Hanmi Pharm Co. Ltd.	3,268	1,144
Hanmi Science Co. Ltd.	6,498	384
Hanon Systems	90,508	914
Hanwha Chemical Corp.	52,832	1,038
Hanwha Corp.	20,603	476
Hanwha Life Insurance Co. Ltd.	153,865	436
HDC Hyundai Development Co. - Engineering & Construction, Class E	12,856	485
Helixmith Co. Ltd.*	6,938	1,015
HLB, Inc.*	16,770	514
Hotel Shilla Co. Ltd.	15,828	1,332
Hyundai Department Store Co. Ltd.	6,887	493
Hyundai Engineering & Construction Co. Ltd.	38,812	1,801
Hyundai Glovis Co. Ltd.	9,027	1,258
Hyundai Heavy Industries Holdings Co. Ltd.	4,961	1,392
Hyundai Marine & Fire Insurance Co. Ltd.	31,711	782
Hyundai Mobis Co. Ltd.	33,614	6,866
Hyundai Motor Co.	73,817	8,947
Hyundai Steel Co.	40,379	1,463
Industrial Bank of Korea	122,090	1,487
Kakao Corp.	24,788	2,825
Kangwon Land, Inc.	58,130	1,523
KB Financial Group, Inc.	195,261	7,737
KCC Corp.	2,843	679
Kia Motors Corp.	129,498	4,946
Korea Aerospace Industries Ltd.	37,527	1,171
Korea Electric Power Corp.*	127,831	2,829
Korea Gas Corp.	14,439	528
Korea Investment Holdings Co. Ltd.	21,168	1,483
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	18,866	1,940
Korea Zinc Co. Ltd.	4,195	1,731
Korean Air Lines Co. Ltd.	23,695	594
KT&G Corp.	57,626	4,918
Kumho Petrochemical Co. Ltd.	9,319	787
LG Chem Ltd.	22,567	6,949
LG Corp.	47,273	3,149
LG Display Co. Ltd.*	115,193	1,781
LG Electronics, Inc.	52,668	3,622
LG Household & Health Care Ltd.	4,616	5,253
LG Innotek Co. Ltd.	7,188	680
LG Uplus Corp.	55,847	702
Lotte Chemical Corp.	8,440	1,848
Lotte Corp.	12,476	476
Lotte Shopping Co. Ltd.	5,799	807
Medy-Tox, Inc.	2,286	891
Meritz Securities Co. Ltd.	145,810	678
Mirae Asset Daewoo Co. Ltd.	200,532	1,423
NAVER Corp.	69,264	6,838
NCSoft Corp.	8,253	3,409
Netmarble Corp.(2) *	12,860	1,260
NH Investment & Securities Co. Ltd.	69,127	869
OCI Co. Ltd.	9,438	764
Orange Life Insurance Ltd.(2)	16,327	448
Orion Corp.	11,070	886
Ottogi Corp.	557	330
Pan Ocean Co. Ltd.*	120,215	484
Pearl Abyss Corp.*	2,811	518
POSCO	38,727	8,198
POSCO Chemical Co. Ltd.	10,920	508
Posco International Corp.	24,021	382
S-1 Corp.	8,371	707
Samsung Biologics Co. Ltd.(2) *	8,124	2,254
Samsung C&T Corp.	42,583	3,532
Samsung Card Co. Ltd.	14,904	493
Samsung Electro-Mechanics Co. Ltd.	27,901	2,368
Samsung Electronics Co. Ltd.	2,355,532	96,040
Samsung Engineering Co. Ltd.*	79,129	1,177

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1) continued
South Korea - 11.5% continued
Samsung Fire & Marine Insurance Co. Ltd.	15,026	$3,487
Samsung Heavy Industries Co. Ltd.*	212,533	1,501
Samsung Life Insurance Co. Ltd.	34,801	2,520
Samsung SDI Co. Ltd.	27,176	5,570
Samsung SDS Co. Ltd.	17,105	3,184
Samsung Securities Co. Ltd.	31,975	1,084
Shinhan Financial Group Co. Ltd.	221,562	8,617
Shinsegae, Inc.	3,682	960
SillaJen, Inc.*	29,948	1,285
SK Holdings Co. Ltd.	17,555	3,526
SK Hynix, Inc.	269,424	16,230
SK Innovation Co. Ltd.	27,133	3,735
SK Telecom Co. Ltd.	9,629	2,160
SK Telecom Co. Ltd. ADR	1,900	47
S-Oil Corp.	22,518	1,632
Woongjin Coway Co. Ltd.	25,509	1,710
Woori Financial Group, Inc.	232,694	2,834
Yuhan Corp.	4,566	967

		319,994

Taiwan - 10.6%
Acer, Inc.*	1,483,800	922
Advantech Co. Ltd.	170,551	1,451
Airtac International Group	62,000	698
ASE Technology Holding Co. Ltd.*	1,733,928	3,415
Asia Cement Corp.	1,095,567	1,676
Asustek Computer, Inc.	348,546	2,493
AU Optronics Corp.	4,391,215	1,317
Catcher Technology Co. Ltd.	326,111	2,340
Cathay Financial Holding Co. Ltd.	3,699,075	5,105
Chailease Holding Co. Ltd.	576,528	2,389
Chang Hwa Commercial Bank Ltd.	2,581,360	1,742
Cheng Shin Rubber Industry Co. Ltd.	979,184	1,265
Chicony Electronics Co. Ltd.	279,765	689
China Airlines Ltd.	1,377,307	437
China Development Financial Holding Corp.	6,305,868	1,924
China Life Insurance Co. Ltd.	1,287,002	1,028
China Steel Corp.	5,788,156	4,652
Chunghwa Telecom Co. Ltd.	1,867,493	6,796
Compal Electronics, Inc.	2,001,759	1,312
CTBC Financial Holding Co. Ltd.	9,098,878	6,261
Delta Electronics, Inc.	959,343	4,879
E.Sun Financial Holding Co. Ltd.	4,748,665	3,978
Eclat Textile Co. Ltd.	93,182	1,198
Eva Airways Corp.	1,086,980	523
Evergreen Marine Corp. Taiwan Ltd.	1,075,756	432
Far Eastern New Century Corp.	1,546,789	1,666
Far EasTone Telecommunications Co. Ltd.	791,345	1,995
Feng TAY Enterprise Co. Ltd.	148,582	1,161
First Financial Holding Co. Ltd.	4,814,796	3,536
Formosa Chemicals & Fibre Corp.	1,727,499	5,735
Formosa Petrochemical Corp.	603,487	2,150
Formosa Plastics Corp.	2,190,682	8,083
Formosa Taffeta Co. Ltd.	413,827	521
Foxconn Technology Co. Ltd.	455,131	926
Fubon Financial Holding Co. Ltd.	3,263,025	4,822
Giant Manufacturing Co. Ltd.	148,483	1,163
Globalwafers Co. Ltd.	110,000	1,119
Highwealth Construction Corp.	425,490	678
Hiwin Technologies Corp.	108,687	914
Hon Hai Precision Industry Co. Ltd.	6,162,942	15,379
Hotai Motor Co. Ltd.	148,900	2,439
Hua Nan Financial Holdings Co. Ltd.	3,731,446	2,506
Innolux Corp.	4,221,900	998
Inventec Corp.	1,296,314	1,031
Largan Precision Co. Ltd.	49,835	6,197
Lite-On Technology Corp.	1,044,964	1,527
MediaTek, Inc.	746,334	7,568
Mega Financial Holding Co. Ltd.	5,340,543	5,306
Micro-Star International Co. Ltd.	339,000	963
Nan Ya Plastics Corp.	2,532,951	6,415
Nanya Technology Corp.	628,071	1,304
Nien Made Enterprise Co. Ltd.	85,000	640
Novatek Microelectronics Corp.	289,850	1,618
Pegatron Corp.	969,594	1,679
Phison Electronics Corp.	74,608	682
Pou Chen Corp.	1,121,093	1,391
Powertech Technology, Inc.	378,568	928
President Chain Store Corp.	279,220	2,702
Quanta Computer, Inc.	1,344,576	2,617
Realtek Semiconductor Corp.	235,457	1,740
Ruentex Development Co. Ltd.	299,758	429
Ruentex Industries Ltd.	162,343	395
Shanghai Commercial & Savings Bank (The) Ltd.	1,503,000	2,715
Shin Kong Financial Holding Co. Ltd.	5,201,088	1,580

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1) continued
Taiwan - 10.6% continued
SinoPac Financial Holdings Co. Ltd.	5,313,792	$2,235
Standard Foods Corp.	192,355	376
Synnex Technology International Corp.	677,940	852
TaiMed Biologics, Inc.*	87,000	446
Taishin Financial Holding Co. Ltd.	4,662,405	2,148
Taiwan Business Bank	1,831,610	806
Taiwan Cement Corp.	2,291,360	3,399
Taiwan Cooperative Financial Holding Co. Ltd.	4,382,058	2,930
Taiwan High Speed Rail Corp.	954,000	1,406
Taiwan Mobile Co. Ltd.	801,076	3,157
Taiwan Semiconductor Manufacturing Co. Ltd.	12,149,749	92,685
Tatung Co. Ltd.*	925,000	559
Uni-President Enterprises Corp.	2,372,150	6,315
United Microelectronics Corp.	5,768,043	2,593
Vanguard International Semiconductor Corp.	434,000	913
Walsin Technology Corp.	163,000	864
Win Semiconductors Corp.	172,000	1,109
Winbond Electronics Corp.	1,502,000	736
Wistron Corp.	1,394,449	1,090
WPG Holdings Ltd.	774,290	1,004
Ya Hsin Industrial Co. Ltd.(3) *	121,548	—
Yageo Corp.	130,377	1,112
Yuanta Financial Holding Co. Ltd.	4,945,814	2,972
Zhen Ding Technology Holding Ltd.	222,850	715

		294,562

Thailand - 3.0%
Advanced Info Service PCL (Registered)	194,000	1,379
Advanced Info Service PCL NVDR	386,999	2,751
Airports of Thailand PCL NVDR	2,115,800	5,071
Bangkok Bank PCL (Registered)	90,100	585
Bangkok Bank PCL NVDR	141,500	909
Bangkok Dusit Medical Services PCL NVDR	4,598,100	3,902
Bangkok Expressway & Metro PCL NVDR	3,686,198	1,370
Banpu PCL (Registered)	233,500	114
Banpu PCL NVDR	2,031,120	995
Berli Jucker PCL NVDR	598,500	986
BTS Group Holdings PCL NVDR	3,162,400	1,239
Bumrungrad Hospital PCL NVDR	214,787	1,184
Central Pattana PCL NVDR	1,123,800	2,748
Charoen Pokphand Foods PCL NVDR	1,924,557	1,773
CP ALL PCL (Registered)	905,200	2,538
CP ALL PCL NVDR	1,979,936	5,553
Electricity Generating PCL NVDR	142,600	1,511
Energy Absolute PCL NVDR	835,600	1,519
Gulf Energy Development PCL NVDR	259,500	1,041
Home Product Center PCL NVDR	2,885,604	1,647
Indorama Ventures PCL NVDR	851,847	1,306
Intouch Holdings PCL NVDR	1,045,300	2,139
IRPC PCL (Registered)	1,860,900	303
IRPC PCL NVDR	3,537,381	577
Kasikornbank PCL (Registered)	191,500	1,183
Kasikornbank PCL NVDR	799,147	4,899
Krung Thai Bank PCL (Registered)	699,750	445
Krung Thai Bank PCL NVDR	986,793	628
Land & Houses PCL NVDR	4,126,500	1,495
Minor International PCL NVDR	1,392,530	1,862
Muangthai Capital PCL NVDR (Registered)	303,300	559
PTT Exploration & Production PCL (Registered)	242,500	1,068
PTT Exploration & Production PCL NVDR	449,443	1,979
PTT Global Chemical PCL (Registered)	189,814	396
PTT Global Chemical PCL NVDR	933,476	1,949
PTT PCL (Registered)	1,835,000	2,917
PTT PCL NVDR	3,801,500	6,046
Ratch Group PCL NVDR	361,100	786
Robinson PCL NVDR	248,200	455
Siam Cement (The) PCL (Registered)	51,000	785
Siam Cement (The) PCL NVDR	333,498	5,133
Siam Commercial Bank (The) PCL (Registered)	232,700	1,059
Siam Commercial Bank (The) PCL NVDR	182,276	829
Thai Oil PCL (Registered)	97,800	212
Thai Oil PCL NVDR	449,895	976
Thai Union Group PCL NVDR	1,655,200	988
TMB Bank PCL NVDR	5,213,700	333
Total Access Communication PCL NVDR	354,400	613
True Corp. PCL NVDR	5,441,352	1,039

		81,774

Turkey - 0.5%
Akbank T.A.S.*	1,408,211	1,654

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%(1) continued
Turkey - 0.5% continued
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	101,398	$348
Arcelik A.S.*	107,932	363
Aselsan Elektronik Sanayi Ve Ticaret A.S.	181,271	564
BIM Birlesik Magazalar A.S.	104,334	1,435
Eregli Demir ve Celik Fabrikalari T.A.S.	711,078	967
Ford Otomotiv Sanayi A.S.	32,483	351
Haci Omer Sabanci Holding A.S.	454,685	675
Is Gayrimenkul Yatirim Ortakligi A.S.(5) *	1	—
KOC Holding A.S.	363,394	1,101
TAV Havalimanlari Holding A.S.	90,378	421
Tupras Turkiye Petrol Rafinerileri A.S.	62,856	1,249
Turk Hava Yollari A.O.*	271,148	604
Turkcell Iletisim Hizmetleri A.S.	524,669	1,159
Turkiye Garanti Bankasi A.S.*	1,138,798	1,790
Turkiye Is Bankasi A.S., Class C*	756,361	790
Turkiye Sise ve Cam Fabrikalari A.S.	323,971	290
Yapi ve Kredi Bankasi A.S.(5) *	1	—

		13,761

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	1,388,004	3,137
Aldar Properties PJSC	1,974,519	1,017
DP World PLC	83,883	1,337
Dubai Islamic Bank PJSC	836,823	1,170
Emaar Development PJSC	406,697	444
Emaar Malls PJSC	1,257,901	695
Emaar Properties PJSC	1,722,190	2,074
Emirates Telecommunications Group Co. PJSC	850,010	3,860
First Abu Dhabi Bank PJSC	1,340,102	5,427

		19,161

United Kingdom - 0.0%
Mondi Ltd.	58,227	1,310

United States - 0.0%
Nexteer Automotive Group Ltd.	425,000	527

Total Common Stocks (Cost $1,960,192)		2,621,872

PREFERRED STOCKS - 3.7%(1)
Brazil - 2.8%
Banco Bradesco S.A.*	1,986,292	19,568
Braskem S.A., Class A*	90,141	826
Centrais Eletricas Brasileiras S.A., Class B, 3.94%(6)	113,841	1,064
Cia Brasileira de Distribuicao*	78,642	1,935
Cia Energetica de Minas Gerais, 3.04%(6)	453,303	1,754
Gerdau S.A., 0.92%(6)	546,261	2,155
Itau Unibanco Holding S.A., 0.50%(6)	2,387,639	22,515
Itausa - Investimentos Itau S.A., 0.62%(6)	2,170,439	7,303
Lojas Americanas S.A.*	364,930	1,570
Petroleo Brasileiro S.A. (Brazil Exchange), 0.07%(6)	1,812,495	12,881
Petroleo Brasileiro S.A. ADR, 0.07%(6)	128,691	1,828
Telefonica Brasil S.A., 3.02%(6)	218,873	2,855
Telefonica Brasil S.A. ADR, 3.04%(6)	3,909	51

		76,305

Chile - 0.1%
Embotelladora Andina S.A., Class B, 2.90%(6)	179,321	644
Sociedad Quimica y Minera de Chile S.A., Class B, 3.51%(6)	56,683	1,764

		2,408

Colombia - 0.1%
Bancolombia S.A., 2.68%(6)	215,307	2,734
Bancolombia S.A. ADR, 2.62%(6)	2,352	120
Grupo Aval Acciones y Valores S.A., 4.67%(6)	1,956,642	782
Grupo de Inversiones Suramericana S.A. (Bolsa Colomb Exchange), 1.74%(6)	58,658	578

		4,214

Russia - 0.1%
Surgutneftegas PJSC (Moscow Exchange), 17.73%(6)	2,596,637	1,749
Surgutneftegas PJSC ADR, 17.63%(6)	84,561	573
Transneft PJSC, 4.58%(6)	232	608

		2,930

South Korea - 0.6%
Amorepacific Corp. (OTC Exchange), 1.35%(6)	4,352	325
CJ Corp.*	1,074	25
Hyundai Motor Co. Ltd., 5.05%(6)	11,200	767
Hyundai Motor Co. Ltd. (2nd Preferred), 4.66%(6)	18,400	1,377
LG Chem Ltd., 3.08%(6)	3,664	621

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 3.7%(1) continued
South Korea - 0.6% continued
LG Household & Health Care Ltd., 1.16%(6)	994	$694
Samsung Electronics Co. Ltd., 3.69%(6)	405,199	13,417

		17,226

Total Preferred Stocks (Cost $80,775)		103,083

RIGHTS - 0.0%
Chile - 0.0%
Enel Americas S.A.*	4,568,722	68

South Korea - 0.0%
Helixmith Co. Ltd.*	463	13

Total Rights (Cost $ —)		81

INVESTMENT COMPANIES - 0.9%
iShares Core MSCI Emerging Markets ETF	286,423	14,733
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.22%(7) (8)	10,399,792	10,400

Total Investment Companies (Cost $24,271)		25,133

Total Investments - 99.2% (Cost $2,065,238)		2,750,169

Other Assets less Liabilities - 0.8%		20,967

NET ASSETS - 100.0%		$2,771,136

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)

Restricted security that has been deemed illiquid. At June 30, 2019, the value of this restricted illiquid security amounted to approximately $14,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
VTB Bank PJSC GDR	5/11/07 - 10/28/09	$80

(5)	Value rounds to less than one thousand.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2019 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
CPO - Certificado de Participación Ordinario
ETF - Exchange-Traded Fund
GDR - Global Depositary Receipt
MSCI - Morgan Stanley Capital International
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Citibank	Hong Kong Dollar	41,692	United States Dollar	5,323	9/18/19	$(16)
Goldman Sachs	Brazilian Real	2,925	United States Dollar	749	9/18/19	(7)
Morgan Stanley	Taiwan Dollar	13,416	United States Dollar	428	9/18/19	(7)
Toronto-Dominion Bank	Indian Rupee	13,459	United States Dollar	192	9/18/19	(1)
Toronto-Dominion Bank	Korean Won	1,686,581	United States Dollar	1,432	9/18/19	(28)

Subtotal Depreciation						(59)

Total						$(59)

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
MSCI Emerging Markets Index (United States Dollar)	677	$35,658	Long	9/19	$1,272

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	11.6%
Consumer Discretionary	13.4
Consumer Staples	6.5
Energy	7.8
Financials	25.6
Health Care	2.6
Industrials	5.4
Information Technology	13.8
Materials	7.6
Real Estate	3.0
Utilities	2.7

Total	100.0%

At June 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	22.1%
Korean Won	12.3
United States Dollar	11.2
Taiwan Dollar	10.8
Indian Rupee	8.8
Brazilian Real	7.5
South African Rand	5.9
All other currencies less than 5%	21.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$9,697	$—	$—	$9,697
Brazil	131,500	—	—	131,500
Chile	22,855	—	—	22,855
China	211,982	537,093	—	749,075
Colombia	7,300	—	—	7,300
Egypt	401	3,362	—	3,763
Hong Kong	579	109,506	—	110,085
India	114,767	129,592	—	244,359
Mexico	69,310	—	—	69,310
Peru	11,073	—	—	11,073
Qatar	19,013	7,670	—	26,683
Russia	46,569	60,187	—	106,756
South Korea	47	319,947	—	319,994
Thailand	37,144	44,630	—	81,774
All Other Countries(1)	—	727,648	—	727,648

Total Common Stocks	682,237	1,939,635	—	2,621,872

Preferred Stocks:
Russia	573	2,357	—	2,930
South Korea	—	17,226	—	17,226
All Other Countries(1)	82,927	—	—	82,927

Total Preferred Stocks	83,500	19,583	—	103,083

Rights:
South Korea	—	13	—	13
Chile	68	—	—	68

Total Rights	68	13	—	81

Investment Companies	25,133	—	—	25,133

Total Investments	$790,938	$1,959,231	$—	$2,750,169

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,272	$—	$—	$1,272
Liabilities
Forward Foreign Currency Exchange Contracts	—	(59)	—	(59)

Total Other Financial Instruments	$1,272	$(59)	$—	$1,213

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued	JUNE 30, 2019 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$23,521	$85,939	$99,060	$102	$10,400	10,399,792

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1)
Australia - 3.4%
Abacus Property Group	394,378	$1,137
Aventus Group	310,841	500
BGP Holdings PLC(2) *	6,535,576	—
BWP Trust	581,929	1,507
Cedar Woods Properties Ltd.	66,388	266
Centuria Industrial REIT	195,497	420
Charter Hall Education Trust	284,860	728
Charter Hall Long Wale REIT	309,511	1,089
Charter Hall Retail REIT	384,466	1,181
Dexus	1,234,672	11,269
GDI Property Group	511,444	498
GPT Group (The)	2,190,359	9,473
Growthpoint Properties Australia Ltd.	275,885	798
Mirvac Group	4,416,432	9,722
National Storage REIT	717,102	882
Scentre Group	6,008,528	16,226
Shopping Centres Australasia Property Group	1,030,147	1,730
Stockland	2,734,394	8,012
Vicinity Centres	3,713,390	6,397
Viva Energy REIT	568,372	1,038

		72,873

Austria - 0.3%
CA Immobilien Anlagen A.G.	71,203	2,614
IMMOFINANZ A.G.*	102,872	2,679
S IMMO A.G.	54,953	1,188

		6,481

Belgium - 0.6%
Aedifica S.A.	28,251	2,696
Befimmo S.A.	22,769	1,309
Cofinimmo S.A.	25,247	3,280
Intervest Offices & Warehouses N.V.	20,926	588
Montea C.V.A	12,423	1,065
Retail Estates N.V.	9,716	899
Warehouses De Pauw - CVA	19,281	3,245

		13,082

Brazil - 0.4%
Aliansce Shopping Centers S.A.	74,803	476
BR Malls Participacoes S.A.	900,113	3,371
BR Properties S.A.*	128,852	332
Iguatemi Empresa de Shopping Centers S.A.	100,203	1,192
LOG Commercial Properties e Participacoes S.A.	26,500	137
Multiplan Empreendimentos Imobiliarios S.A.*	314,472	2,273
Sonae Sierra Brasil S.A.	27,915	217

		7,998

Canada - 1.4%
Allied Properties Real Estate Investment Trust	56,891	2,058
Artis Real Estate Investment Trust	79,218	703
Boardwalk Real Estate Investment Trust	25,267	769
Canadian Apartment Properties REIT	84,466	3,119
Cominar Real Estate Investment Trust	97,679	933
Crombie Real Estate Investment Trust	45,659	525
CT Real Estate Investment Trust	40,001	434
Dream Global Real Estate Investment Trust	223,152	2,326
Dream Industrial Real Estate Investment Trust	69,682	628
Dream Office Real Estate Investment Trust	30,630	553
First Capital Realty, Inc.	196,844	3,286
Granite Real Estate Investment Trust	26,123	1,203
H&R Real Estate Investment Trust	161,458	2,816
InterRent Real Estate Investment Trust	64,184	676
Killam Apartment Real Estate Investment Trust	49,249	707
Morguard North American Residential Real Estate Investment Trust	19,662	277
Morguard Real Estate Investment Trust	24,009	223
Northview Apartment Real Estate Investment Trust	30,432	625
NorthWest Healthcare Properties Real Estate Investment Trust	71,075	639
RioCan Real Estate Investment Trust	169,473	3,363
SmartCentres Real Estate Investment Trust	80,983	2,054
Summit Industrial Income REIT	51,323	505
Tricon Capital Group, Inc.	197,580	1,509
WPT Industrial Real Estate Investment Trust	29,050	385

		30,316

Chile - 0.1%
Parque Arauco S.A.	656,842	1,817

China - 3.7%
Agile Group Holdings Ltd.	1,555,226	2,085
Beijing Capital Land Ltd., Class H	1,084,000	388

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
China - 3.7% continued
Beijing North Star Co. Ltd., Class H	762,000	$287
Central China Real Estate Ltd.	953,000	421
China Aoyuan Group Ltd.	1,371,000	1,919
China Evergrande Group	2,078,000	5,808
China Fortune Land Development Co. Ltd., Class A	101,300	481
China Logistics Property Holdings Co. Ltd.(3)*	1,019,000	373
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A*	219,400	669
China SCE Group Holdings Ltd.	2,154,000	1,038
China Vanke Co. Ltd., Class A	327,740	1,330
China Vanke Co. Ltd., Class H	1,697,841	6,373
CIFI Holdings Group Co. Ltd.	3,072,882	2,028
Country Garden Holdings Co. Ltd.	8,580,181	12,998
Dexin China Holdings Co. Ltd.*	777,000	331
Fantasia Holdings Group Co. Ltd.*	1,534,500	280
Financial Street Holdings Co. Ltd., Class A	141,200	161
Future Land Development Holdings Ltd.	1,968,000	2,592
Gemdale Corp., Class A	152,300	265
Greenland Hong Kong Holdings Ltd.*	860,000	341
Guangzhou R&F Properties Co. Ltd., Class H	1,153,002	2,220
Guorui Properties Ltd.	1,406,000	272
Jingrui Holdings Ltd.	577,000	173
Jinke Properties Group Co. Ltd., Class A	187,800	165
Kaisa Group Holdings Ltd.*	2,754,000	1,364
KWG Group Holdings Ltd.*	1,420,594	1,436
Logan Property Holdings Co. Ltd.	1,530,000	2,481
Longfor Group Holdings Ltd.(3)	2,017,500	7,614
Modern Land China Co. Ltd.	896,000	129
Poly Developments and Holdings Group Co. Ltd., Class A	399,200	743
Powerlong Real Estate Holdings Ltd.	1,630,000	815
Redco Group(3)	936,000	406
Redsun Properties Group Ltd.	706,000	242
RiseSun Real Estate Development Co. Ltd., Class A	146,500	201
Ronshine China Holdings Ltd.*	627,000	774
Seazen Holdings Co. Ltd., Class A	76,400	444
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,224,751	1,483
Shui On Land Ltd.	3,973,777	922
Sino-Ocean Group Holding Ltd.	3,377,000	1,436
Skyfame Realty Holdings Ltd.	2,512,000	396
SOHO China Ltd.	2,496,756	883
Sunac China Holdings Ltd.	2,747,050	13,526
Xinhu Zhongbao Co. Ltd., Class A	290,600	133
Yuzhou Properties Co. Ltd.	1,863,708	877
Zhejiang China Commodities City Group Co. Ltd., Class A	240,200	144

		79,447

Egypt - 0.1%
Heliopolis Housing	134,895	188
Medinet Nasr Housing*	728,564	225
Palm Hills Developments S.A.E.*	1,635,301	235
Six of October Development & Investment	209,151	175
Talaat Moustafa Group	1,105,285	717

		1,540

Finland - 0.0%
Citycon OYJ	79,780	831

France - 2.4%
Covivio	51,411	5,381
Gecina S.A.	51,419	7,695
ICADE	33,944	3,114
Klepierre S.A.	229,709	7,701
Mercialys S.A.	52,445	692
Nexity S.A.	46,719	2,019
Unibail-Rodamco-Westfield	156,374	23,428

		50,030

Germany - 3.5%
ADLER Real Estate A.G.	53,036	677
ADO Properties S.A.(3)	31,661	1,310
alstria office REIT-A.G.	166,743	2,700
Aroundtown S.A.	894,434	7,370
Consus Real Estate A.G.*	53,754	428
Deutsche EuroShop A.G.	55,635	1,537
Deutsche Wohnen S.E.	403,812	14,812
DIC Asset A.G.	51,649	596
Front Yard Residential Corp.	53,830	658
Grand City Properties S.A.	131,901	3,015
Hamborner REIT A.G.	77,102	790
LEG Immobilien A.G.	71,031	8,011
Sirius Real Estate Ltd.	992,180	839
TAG Immobilien A.G.*	150,033	3,467

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
Germany - 3.5% continued
TLG Immobilien A.G.	82,508	$2,416
Vonovia S.E.	556,531	26,579

		75,205

Greece - 0.0%
LAMDA Development S.A.*	29,271	300

Hong Kong - 9.1%
C&D International Investment Group Ltd.*	191,000	239
Champion REIT	2,299,846	1,914
China Jinmao Holdings Group Ltd.	5,892,000	3,588
China Merchants Land Ltd.	1,210,000	177
China Overseas Grand Oceans Group Ltd.	1,739,500	768
China Overseas Land & Investment Ltd.	4,336,542	16,002
China Resources Land Ltd.	3,136,155	13,756
China South City Holdings Ltd.	5,116,000	754
China Vast Industrial Urban Development Co. Ltd.(3)	452,000	188
Chinese Estates Holdings Ltd.	591,500	535
CK Asset Holdings Ltd.	2,923,500	22,822
CSI Properties Ltd.	4,820,000	241
Far East Consortium International Ltd.	1,312,096	605
Gemdale Properties & Investment Corp. Ltd.	5,800,000	691
Glorious Property Holdings Ltd.*	2,809,100	138
Hang Lung Group Ltd.	1,003,000	2,782
Hang Lung Properties Ltd.	2,309,452	5,499
Henderson Land Development Co. Ltd.	1,650,555	9,108
HKC Holdings Ltd.	195,000	126
Hongkong Land Holdings Ltd.	1,324,618	8,544
Hysan Development Co. Ltd.	703,045	3,634
Jiayuan International Group Ltd.	1,308,915	577
K Wah International Holdings Ltd.	1,382,802	804
Kerry Properties Ltd.	743,099	3,122
Lai Sun Development Co. Ltd.	221,957	328
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	866,500	333
Link REIT	2,384,300	29,327
LVGEM China Real Estate Investment Co. Ltd.	1,132,000	398
Poly Property Group Co. Ltd.	2,282,000	837
Prosperity REIT	1,426,000	623
Road King Infrastructure Ltd.	233,000	481
Shanghai Industrial Urban Development Group Ltd.	1,452,000	279
Shenzhen Investment Ltd.	3,372,182	1,244
Shimao Property Holdings Ltd.	1,310,369	3,976
Sino Land Co. Ltd.	3,446,475	5,764
Sun Hung Kai Properties Ltd.	1,801,925	30,601
Sunlight Real Estate Investment Trust	1,165,000	893
Swire Properties Ltd.	1,312,000	5,303
Top Spring International Holdings Ltd.	425,000	95
Wharf Holdings (The) Ltd.	1,385,317	3,663
Wharf Real Estate Investment Co. Ltd.	1,377,317	9,676
Yuexiu Property Co. Ltd.	7,691,442	1,745
Yuexiu Real Estate Investment Trust	1,742,000	1,191
Zhuguang Holdings Group Co. Ltd.*	1,916,000	282

		193,653

India - 0.1%
Godrej Properties Ltd.*	60,421	878
Indiabulls Real Estate Ltd.*	214,962	355
Oberoi Realty Ltd.*	57,318	505
Phoenix Mills (The) Ltd.	57,144	527
Prestige Estates Projects Ltd.	119,851	473
Sunteck Realty Ltd.	51,118	323

		3,061

Indonesia - 0.2%
Ciputra Development Tbk PT	11,071,236	902
Lippo Karawaci Tbk PT	10,640,100	199
Pakuwon Jati Tbk PT	20,125,140	1,040
PP Properti Tbk PT	18,363,800	158
Sentul City Tbk PT*	20,990,200	190
Summarecon Agung Tbk PT	9,895,000	855

		3,344

Ireland - 0.2%
Green REIT PLC	762,947	1,570
Hibernia REIT PLC	785,086	1,294
Irish Residential Properties REIT PLC	406,950	780

		3,644

Israel - 0.3%
ADO Group Ltd.*	13,019	195
Africa Israel Properties Ltd.*	16,380	528
Amot Investments Ltd.	179,041	1,190
Bayside Land Corp.	1,321	699
Blue Square Real Estate Ltd.	5,626	245
Industrial Buildings Corp. Ltd.*	160,288	318
Jerusalem Economy Ltd.*	233,530	895
Melisron Ltd.	19,208	1,035

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
Israel - 0.3% continued
Property & Building Corp. Ltd.	2,580	$252
Reit 1 Ltd.	204,323	1,048
Summit Real Estate Holdings Ltd.	44,235	427

		6,832

Italy - 0.0%
Immobiliare Grande Distribuzione SIIQ S.p.A.	59,110	390

Japan - 10.9%
Activia Properties, Inc.	787	3,423
Advance Residence Investment Corp.	1,454	4,324
Aeon Mall Co. Ltd.	112,866	1,701
AEON REIT Investment Corp.	1,596	2,043
Comforia Residential REIT, Inc.	658	1,889
Daibiru Corp.	48,800	455
Daiwa House Industry Co. Ltd.	640,600	18,708
Daiwa House REIT Investment Corp.	2,108	5,087
Daiwa Office Investment Corp.	368	2,640
Frontier Real Estate Investment Corp.	498	2,125
Fukuoka REIT Corp.	791	1,276
Global One Real Estate Investment Corp.	1,029	1,282
GLP J-Reit	3,924	4,472
Goldcrest Co. Ltd.	16,400	289
Hankyu Hanshin REIT, Inc.	597	834
Heiwa Real Estate Co. Ltd.	38,000	777
Heiwa Real Estate REIT, Inc.	1,007	1,182
Hoshino Resorts REIT, Inc.	251	1,290
Hulic Co. Ltd.	302,240	2,433
Hulic Reit, Inc.	1,296	2,250
Ichigo Office REIT Investment	1,378	1,308
Ichigo, Inc.	302,300	889
Industrial & Infrastructure Fund Investment Corp.	1,739	2,161
Invesco Office J-REIT, Inc.	9,689	1,621
Invincible Investment Corp.	6,354	3,290
Japan Excellent, Inc.	1,368	2,008
Japan Hotel REIT Investment Corp.	5,004	4,031
Japan Logistics Fund, Inc.	970	2,220
Japan Prime Realty Investment Corp.	889	3,851
Japan Real Estate Investment Corp.	1,481	9,013
Japan Rental Housing Investments, Inc.	1,877	1,459
Japan Retail Fund Investment Corp.	2,965	5,994
Katitas Co. Ltd.	25,900	965
Kenedix Office Investment Corp.	484	3,465
Kenedix Residential Next Investment Corp.	981	1,737
Kenedix Retail REIT Corp.	528	1,297
LaSalle Logiport REIT	1,279	1,514
Leopalace21 Corp.*	268,100	694
MCUBS MidCity Investment Corp.	1,729	1,626
Mirai Corp.	1,736	840
Mitsubishi Estate Co. Ltd.	1,337,180	24,945
Mitsubishi Estate Logistics REIT Investment Corp.	232	603
Mitsui Fudosan Co. Ltd.	1,009,362	24,508
Mitsui Fudosan Logistics Park, Inc.	397	1,349
Mori Hills REIT Investment Corp.	1,917	2,714
Mori Trust Hotel Reit, Inc.	339	439
Mori Trust Sogo reit, Inc.	1,116	1,814
Nippon Accommodations Fund, Inc.	496	2,779
Nippon Building Fund, Inc.	1,518	10,394
Nippon Prologis REIT, Inc.	2,250	5,193
NIPPON REIT Investment Corp.	499	1,940
Nomura Real Estate Holdings, Inc.	142,600	3,070
Nomura Real Estate Master Fund, Inc.	4,398	6,762
One REIT, Inc.	229	611
Orix JREIT, Inc.	2,947	5,373
Premier Investment Corp.	1,460	1,920
SAMTY Co. Ltd.	25,900	395
Samty Residential Investment Corp.	329	344
Sekisui House Reit, Inc.	4,579	3,425
Star Asia Investment Corp.	412	455
Sumitomo Realty & Development Co. Ltd.	377,425	13,496
Sun Frontier Fudousan Co. Ltd.	30,400	288
Takara Leben Co. Ltd.	83,200	296
TOC Co. Ltd.	49,000	295
Tokyo Tatemono Co. Ltd.	223,800	2,491
Tokyu REIT, Inc.	985	1,711
Tosei Corp.	32,600	295
United Urban Investment Corp.	3,260	5,460
Unizo Holdings Co. Ltd.	31,200	535

		232,363

Malaysia - 0.3%
Eastern & Oriental Bhd.*	716,058	138
Eco World Development Group Bhd.*	1,077,900	217
Eco World International Bhd.*	876,300	141
IGB Real Estate Investment Trust	1,934,200	894

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
Malaysia - 0.3% continued
Mah Sing Group Bhd.	1,103,600	$246
Matrix Concepts Holdings Bhd.	394,700	181
Pavilion Real Estate Investment Trust	785,700	348
Sime Darby Property Bhd.	2,742,500	683
SP Setia Bhd. Group	1,821,969	953
Sunway Real Estate Investment Trust	1,649,300	746
UEM Sunrise Bhd.	1,407,100	273
UOA Development Bhd.	571,000	332
YTL Hospitality REIT	607,600	197

		5,349

Mexico - 0.5%
Concentradora Fibra Danhos S.A. de C.V.	289,853	387
Concentradora Fibra Hotelera Mexicana S.A. de C.V.(3)	820,300	351
Corp. Inmobiliaria Vesta S.A.B. de C.V.	718,900	1,059
Fibra Uno Administracion S.A. de C.V.	3,605,209	4,782
Macquarie Mexico Real Estate Management S.A. de C.V.(3)	885,489	1,010
PLA Administradora Industrial S. de R.L. de C.V.	883,800	1,386
Prologis Property Mexico S.A. de C.V.	393,900	820

		9,795

Netherlands - 0.2%
Brack Capital Properties N.V.*	2,813	266
Eurocommercial Properties N.V. - CVA	49,584	1,325
NSI N.V.	21,020	891
Vastned Retail N.V.	14,007	452
Wereldhave N.V.	39,039	1,023

		3,957

New Zealand - 0.3%
Argosy Property Ltd.	903,355	838
Goodman Property Trust	1,180,216	1,534
Kiwi Property Group Ltd.	1,594,351	1,714
Precinct Properties New Zealand Ltd.	1,289,085	1,534

		5,620

Norway - 0.1%
Entra ASA(3)	166,155	2,551
Selvaag Bolig ASA	44,564	230

		2,781

Philippines - 1.0%
Ayala Land, Inc.	8,310,851	8,244
DoubleDragon Properties Corp.*	744,700	356
Filinvest Land, Inc.	10,271,989	377
Megaworld Corp.	12,721,501	1,514
Robinsons Land Corp.	2,376,596	1,222
SM Prime Holdings, Inc.	11,508,553	8,336
Vista Land & Lifescapes, Inc.	4,069,900	566

		20,615

Qatar - 0.1%
Barwa Real Estate Co.	219,830	2,063
United Development Co. QSC	187,045	711

		2,774

Romania - 0.2%
NEPI Rockcastle PLC	424,142	3,900

Russia - 0.0%
LSR Group PJSC GDR (Registered)	222,529	572

Saudi Arabia - 0.1%
Arriyadh Development Co.	50,812	203
Dar Al Arkan Real Estate Development Co.*	302,500	948
Emaar Economic City*	218,562	581
Saudi Real Estate Co.	49,806	162

		1,894

Singapore - 2.8%
Ascendas Hospitality Trust	711,100	515
Ascendas Real Estate Investment Trust	2,821,553	6,509
Ascott Residence Trust	1,361,460	1,308
Cache Logistics Trust	1,069,000	624
CapitaLand Commercial Trust	2,994,871	4,804
CapitaLand Mall Trust	2,910,715	5,666
CapitaLand Retail China Trust	693,709	800
CDL Hospitality Trusts	849,092	1,023
Chip Eng Seng Corp. Ltd.	416,200	221
City Developments Ltd.	519,100	3,645
ESR-REIT	2,114,230	821
Far East Hospitality Trust	790,203	388
First Real Estate Investment Trust	629,351	479
Frasers Centrepoint Trust	837,012	1,609
Frasers Commercial Trust	745,794	921
Frasers Hospitality Trust	783,900	409
Frasers Logistics & Industrial Trust	1,847,200	1,652
GuocoLand Ltd.	351,000	519
Keppel DC REIT	1,106,400	1,367
Keppel REIT	2,096,020	1,952
Lippo Malls Indonesia Retail Trust	1,942,500	345

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
Singapore - 2.8% continued
Manulife U.S. Real Estate Investment Trust	1,364,900	$1,181
Mapletree Commercial Trust	2,142,102	3,311
Mapletree Industrial Trust	1,593,936	2,639
Mapletree Logistics Trust	2,822,814	3,320
Mapletree North Asia Commercial Trust	2,555,400	2,758
OUE Hospitality Trust	1,051,800	556
OUE Ltd.	306,800	341
Oxley Holdings Ltd.	977,700	239
Parkway Life Real Estate Investment Trust	429,000	961
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	873,000	297
Soilbuild Business Space REIT	946,400	430
SPH REIT	851,000	673
Starhill Global REIT	1,687,200	967
Suntec Real Estate Investment Trust	2,136,991	3,066
UOL Group Ltd.	529,797	2,957
Yanlord Land Group Ltd.	663,000	634

		59,907

South Africa - 0.8%
Arrowhead Properties Ltd.	995,629	247
Attacq Ltd.	690,288	643
Emira Property Fund Ltd.	422,970	415
Equites Property Fund Ltd.	491,553	749
Growthpoint Properties Ltd.	3,381,622	5,830
Hyprop Investments Ltd.	290,585	1,443
Redefine Properties Ltd.	6,504,222	4,175
Resilient REIT Ltd.	338,268	1,487
SA Corporate Real Estate Ltd.	2,139,923	472
Vukile Property Fund Ltd.	826,237	1,126

		16,587

South Korea - 0.0%
Dongwon Development Co. Ltd.	41,116	183
SK D&D Co. Ltd.	8,610	209

		392

Spain - 0.5%
Aedas Homes S.A.U.(3) *	24,733	588
Inmobiliaria Colonial Socimi S.A.	290,068	3,230
Lar Espana Real Estate Socimi S.A.	98,633	764
Merlin Properties Socimi S.A.	394,988	5,480
Metrovacesa S.A.(3) *	55,728	601

		10,663

Sweden - 1.3%
Castellum AB	294,865	5,640
Dios Fastigheter AB	105,715	783
Fabege AB	302,217	4,549
Fastighets AB Balder, Class B*	113,971	3,817
Hembla AB*	42,139	821
Hemfosa Fastigheter AB	186,473	1,762
Hufvudstaden AB, Class A	124,562	2,118
Klovern AB, Class B	535,478	842
Kungsleden AB	206,728	1,705
Nyfosa AB*	187,480	1,176
Sagax AB, Class D	104,800	406
Wallenstam AB, Class B	180,095	1,905
Wihlborgs Fastigheter AB	154,332	2,237

		27,761

Switzerland - 0.9%
Allreal Holding A.G. (Registered)*	16,428	2,827
Intershop Holding A.G.	1,313	669
Mobimo Holding A.G. (Registered)*	7,714	2,051
PSP Swiss Property A.G. (Registered)	46,515	5,437
Swiss Prime Site A.G. (Registered)*	85,872	7,497

		18,481

Taiwan - 0.3%
Cathay Real Estate Development Co. Ltd.	655,000	585
Chong Hong Construction Co. Ltd.	207,000	595
Farglory Land Development Co. Ltd.	305,000	405
Highwealth Construction Corp.	911,000	1,451
Huaku Development Co. Ltd.	260,000	714
Hung Sheng Construction Ltd.	731,200	490
Kindom Construction Corp.	312,000	283
Prince Housing & Development Corp.	1,109,000	420
Radium Life Tech Co. Ltd.*	671,000	294
Shining Building Business Co. Ltd.*	349,700	111

		5,348

Thailand - 0.9%
Amata Corp. PCL NVDR	913,000	727
Ananda Development PCL NVDR	1,655,600	207
AP Thailand PCL (Registered)	441,405	113
AP Thailand PCL NVDR	2,241,604	574
Central Pattana PCL (Registered)	825,726	2,019
Central Pattana PCL NVDR	1,706,698	4,174
Golden Land Property Development PCL NVDR	582,100	160

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
Thailand - 0.9% continued
Land & Houses PCL NVDR	9,455,700	$3,425
LPN Development PCL (Registered)	8,475	2
LPN Development PCL NVDR	1,508,401	362
Origin Property PCL NVDR	1,065,400	268
Platinum Group (The) PCL NVDR	825,300	171
Pruksa Holding PCL NVDR	620,300	431
Quality Houses PCL NVDR	9,073,100	917
Sansiri PCL NVDR	14,324,166	691
SC Asset Corp. PCL (Registered)	747,984	72
SC Asset Corp. PCL NVDR	683,024	66
Siam Future Development PCL NVDR	1,523,732	323
Singha Estate PCL NVDR	3,550,100	421
Supalai PCL (Registered)	280,445	215
Supalai PCL NVDR	1,541,400	1,181
U City PCL NVDR*	4,470,100	300
Univentures PCL NVDR	727,400	146
WHA Corp. PCL NVDR	9,765,300	1,509

		18,474

United Arab Emirates - 0.2%
Aldar Properties PJSC	4,291,158	2,210
Deyaar Development PJSC*	1,482,064	125
Emaar Development PJSC	877,114	958
Emaar Malls PJSC	2,976,474	1,645
Eshraq Properties Co. PJSC*	1,150,177	121
RAK Properties PJSC*	963,537	113

		5,172

United Kingdom - 3.5%
Assura PLC	2,766,008	2,242
Big Yellow Group PLC	176,477	2,218
British Land (The) Co. PLC	1,027,088	7,029
Capital & Counties Properties PLC	825,726	2,274
Civitas Social Housing PLC	693,988	743
Custodian Reit PLC	433,506	653
Derwent London PLC	120,063	4,752
Empiric Student Property PLC	721,919	832
GCP Student Living PLC	463,369	954
Grainger PLC	679,853	2,122
Great Portland Estates PLC	278,952	2,425
Hammerson PLC	874,029	3,080
Hansteen Holdings PLC	432,548	535
Helical PLC	128,574	602
Intu Properties PLC	1,075,539	1,042
Land Securities Group PLC	796,607	8,438
LondonMetric Property PLC	901,180	2,415
LXI REIT PLC	498,851	806
NewRiver REIT PLC	346,936	785
Picton Property Income (The) Ltd.	618,936	771
Primary Health Properties PLC	1,336,988	2,265
RDI REIT PLC	299,317	402
Regional REIT Ltd.(3)	404,633	554
Safestore Holdings PLC	232,226	1,811
Schroder Real Estate Investment Trust Ltd.	542,714	379
Segro PLC	1,222,963	11,344
Shaftesbury PLC	174,476	1,782
St. Modwen Properties PLC	222,223	1,237
Standard Life Investment Property Income Trust Ltd.	487,606	584
Tritax Big Box REIT PLC	1,934,899	3,795
UNITE Group (The) PLC	296,648	3,675
Watkin Jones PLC	174,931	459
Workspace Group PLC	156,696	1,740

		74,745

United States - 47.5%
Acadia Realty Trust	93,483	2,559
Agree Realty Corp.	42,612	2,729
Alexander’s, Inc.	2,553	945
Alexandria Real Estate Equities, Inc.	127,400	17,975
American Assets Trust, Inc.	55,261	2,604
American Campus Communities, Inc.	154,411	7,128
American Finance Trust, Inc.	120,187	1,310
American Homes 4 Rent, Class A	299,699	7,286
Apartment Investment & Management Co., Class A	166,903	8,365
Apple Hospitality REIT, Inc.	238,430	3,781
Ashford Hospitality Trust, Inc.	116,950	347
AvalonBay Communities, Inc.	156,462	31,790
Boston Properties, Inc.	174,547	22,517
Braemar Hotels & Resorts, Inc.	30,738	304
Brandywine Realty Trust	195,430	2,799
Brixmor Property Group, Inc.	337,837	6,041
Camden Property Trust	109,166	11,396
CareTrust REIT, Inc.	100,849	2,398
Cedar Realty Trust, Inc.	95,854	254
Chatham Lodging Trust	54,813	1,034
Chesapeake Lodging Trust	67,402	1,916
Colony Capital, Inc.	526,906	2,635

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
United States - 47.5% continued
Columbia Property Trust, Inc.	134,112	$2,781
Community Healthcare Trust, Inc.	20,500	808
CorePoint Lodging, Inc.	46,741	579
CoreSite Realty Corp.	41,659	4,798
Corporate Office Properties Trust	124,809	3,291
Cousins Properties, Inc.	164,834	5,962
CubeSmart	210,145	7,027
CyrusOne, Inc.	122,434	7,067
DiamondRock Hospitality Co.	230,139	2,380
Digital Realty Trust, Inc.	234,896	27,668
Douglas Emmett, Inc.	181,781	7,242
Duke Realty Corp.	406,025	12,834
Easterly Government Properties, Inc.	70,042	1,268
EastGroup Properties, Inc.	40,812	4,733
Empire State Realty Trust, Inc., Class A	171,293	2,537
Equinix, Inc.	91,241	46,012
Equity Commonwealth	138,174	4,493
Equity Commonwealth - (Fractional Shares)(2) *	75,000	—
Equity LifeStyle Properties, Inc.	96,590	11,720
Equity Residential	417,892	31,726
Essex Property Trust, Inc.	74,266	21,680
Extra Space Storage, Inc.	143,907	15,269
Federal Realty Investment Trust	84,090	10,827
First Industrial Realty Trust, Inc.	141,882	5,213
Four Corners Property Trust, Inc.	77,805	2,126
Franklin Street Properties Corp.	118,960	878
FRP Holdings, Inc.*	7,499	418
Getty Realty Corp.	39,610	1,218
Gladstone Commercial Corp.	34,744	737
Global Net Lease, Inc.	95,134	1,867
HCP, Inc.	540,047	17,271
Healthcare Realty Trust, Inc.	141,467	4,431
Healthcare Trust of America, Inc., Class A	230,843	6,332
Hersha Hospitality Trust	41,171	681
Highwoods Properties, Inc.	115,910	4,787
Hospitality Properties Trust	184,479	4,612
Host Hotels & Resorts, Inc.	837,478	15,259
Howard Hughes (The) Corp.*	46,356	5,741
Hudson Pacific Properties, Inc.	174,833	5,817
Independence Realty Trust, Inc.	104,445	1,208
Industrial Logistics Properties Trust	72,304	1,505
Innovative Industrial Properties, Inc.	10,539	1,302
Investors Real Estate Trust	14,269	837
Invitation Homes, Inc.	503,670	13,463
Iron Mountain, Inc.	323,743	10,133
JBG SMITH Properties	131,704	5,181
Kennedy-Wilson Holdings, Inc.	147,294	3,030
Kilroy Realty Corp.	114,422	8,445
Kimco Realty Corp.	473,555	8,751
Kite Realty Group Trust	93,478	1,414
Lexington Realty Trust	237,120	2,231
Liberty Property Trust	168,101	8,412
Life Storage, Inc.	52,259	4,969
LTC Properties, Inc.	45,806	2,091
Macerich (The) Co.	127,797	4,280
Mack-Cali Realty Corp.	104,023	2,423
Medical Properties Trust, Inc.	419,181	7,311
Mid-America Apartment Communities, Inc.	128,722	15,158
Monmouth Real Estate Investment Corp.	102,813	1,393
National Health Investors, Inc.	48,465	3,782
National Retail Properties, Inc.	182,744	9,687
National Storage Affiliates Trust	65,740	1,902
New Senior Investment Group, Inc.	96,302	647
NexPoint Residential Trust, Inc.	22,327	924
NorthStar Realty Europe Corp.	42,645	701
Office Properties Income Trust	53,464	1,404
Omega Healthcare Investors, Inc.	243,109	8,934
One Liberty Properties, Inc.	15,052	436
Paramount Group, Inc.	211,406	2,962
Park Hotels & Resorts, Inc.	227,971	6,283
Pebblebrook Hotel Trust	147,215	4,149
Pennsylvania Real Estate Investment Trust	74,442	484
Physicians Realty Trust	204,017	3,558
Piedmont Office Realty Trust, Inc., Class A	140,720	2,805
Preferred Apartment Communities, Inc., Class A	50,382	753
Prologis, Inc.	712,315	57,056
PS Business Parks, Inc.	23,103	3,894
Public Storage	177,480	42,270
QTS Realty Trust, Inc., Class A	62,346	2,879
Realty Income Corp.	343,396	23,684
Regency Centers Corp.	189,341	12,637
Retail Opportunity Investments Corp.	130,802	2,241

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.2%(1) continued
United States - 47.5% continued
Retail Properties of America, Inc., Class A	240,585	$2,829
Retail Value, Inc.	17,265	601
Rexford Industrial Realty, Inc.	109,586	4,424
RLJ Lodging Trust	196,627	3,488
RPT Realty	94,600	1,146
Ryman Hospitality Properties, Inc.	55,196	4,476
Sabra Health Care REIT, Inc.	199,118	3,921
Saul Centers, Inc.	14,761	829
Senior Housing Properties Trust	266,474	2,204
Seritage Growth Properties, Class A	37,772	1,623
Simon Property Group, Inc.	349,199	55,788
SITE Centers Corp.	163,797	2,169
SL Green Realty Corp.	94,604	7,603
Spirit MTA REIT	45,187	377
Spirit Realty Capital, Inc.	98,340	4,195
STAG Industrial, Inc.	127,390	3,852
STORE Capital Corp.	228,491	7,584
Summit Hotel Properties, Inc.	118,102	1,355
Sun Communities, Inc.	97,621	12,514
Sunstone Hotel Investors, Inc.	255,738	3,506
Tanger Factory Outlet Centers, Inc.	103,870	1,684
Taubman Centers, Inc.	68,554	2,799
Terreno Realty Corp.	69,205	3,394
TravelCenters of America LLC - (Fractional Shares)(2) *	50,000	—
UDR, Inc.	311,334	13,976
UMH Properties, Inc.	38,571	479
Universal Health Realty Income Trust	15,389	1,307
Urban Edge Properties	130,990	2,270
Urstadt Biddle Properties, Inc., Class A	33,558	705
Ventas, Inc.	402,624	27,519
VEREIT, Inc.	1,098,398	9,897
Vornado Realty Trust	193,810	12,423
Washington Prime Group, Inc.	210,365	804
Washington Real Estate Investment Trust	90,869	2,429
Weingarten Realty Investors	139,549	3,826
Welltower, Inc.	436,681	35,603
Whitestone REIT	37,492	476
WP Carey, Inc.	187,582	15,228
Xenia Hotels & Resorts, Inc.	128,905	2,688

		1,007,803

Total Common Stocks (Cost $1,601,374)		2,085,797

	PRINCIPAL AMOUNT (000S)(4)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
Malaysia - 0.0%
YTL Land & Development Bhd., 6.00%, 10/31/21 (MYR)	$114	$9

Total Convertible Bonds (Cost $27)		9

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
Indonesia - 0.0%
Lippo Karawaci Tbk PT*	22,344,210	$28

United Kingdom - 0.0%
Regional REIT Ltd.*	50,579	1

Total Rights (Cost $54)		29

INVESTMENT COMPANIES - 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.22%(5) (6)	18,117,502	18,118

Total Investment Companies (Cost $18,118)		18,118

Total Investments - 99.1% (Cost $1,619,573)		2,103,953

Other Assets less Liabilities - 0.9%		18,924

NET ASSETS - 100.0%		$2,122,877

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Principal amount is in USD unless otherwise indicated.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2019 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CVA - Credit Valuation Adjustment

GDR - Global Depositary Receipt

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

MYR - Malaysian Ringgit

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Citibank	United States Dollar	616	Euro	541	9/18/19	$4
Citibank	United States Dollar	2,876	Hong Kong Dollar	22,527	9/18/19	9
Citibank	United States Dollar	1,421	Japanese Yen	153,033	9/18/19	7
Citibank	United States Dollar	1	Singapore Dollar	1	9/18/19	—	*
Citibank	United States Dollar	104	Swedish Krona	975	9/18/19	2
JPMorgan Chase	United States Dollar	280	Australian Dollar	402	9/18/19	3
Morgan Stanley	United States Dollar	173	Swiss Franc	170	9/18/19	3
Toronto-Dominion Bank	British Pound	81	United States Dollar	104	9/18/19	—	*
Toronto-Dominion Bank	United States Dollar	36	Canadian Dollar	49	9/18/19	—	*

Subtotal Appreciation						28

JPMorgan Chase	Euro	1,312	United States Dollar	1,500	9/18/19	(2)
UBS	Hong Kong Dollar	21,872	United States Dollar	2,800	9/18/19	(1)

Subtotal Depreciation						(3)

Total						$25

*	Amount rounds to less than one thousand.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500 (United States Dollar)	154	$22,670	Long	9/19	$301
E-Mini S&P MidCap 400 (United States Dollar)	26	5,070	Long	9/19	101
MSCI EAFE Index (United States Dollar)	44	4,231	Long	9/19	72
MSCI Emerging Markets Index (United States Dollar)	111	5,846	Long	9/19	157
S&P/TSX 60 Index (Canadian Dollar)	20	2,986	Long	9/19	17

Total					$648

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Retail REITs	15.2%
Office REITs	10.7
Residential REITs	10.4
Real Estate Operating Companies	9.9
Diversified REITs	9.7
Real Estate Development	9.4
Diversified Real Estate Activities	8.7
Specialized REITs	8.6
Industrial REITs	7.5
Health Care REITs	6.6
Other Industries less than 5%	3.3

Total	100.0%

At June 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	48.9%
Hong Kong Dollar	12.4
Japanese Yen	11.1
Euro	7.8
All other currencies less than 5%	19.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Brazil	$7,998	$—	$—	$7,998
Canada	30,316	—	—	30,316
Chile	1,817	—	—	1,817
Egypt	1,352	188	—	1,540
Germany	30,929	44,276	—	75,205
India	505	2,556	—	3,061
Italy	390	—	—	390
Mexico	9,795	—	—	9,795
Qatar	711	2,063	—	2,774
Thailand	8,801	9,673	—	18,474
United States	1,007,803	—	—	1,007,803
All Other Countries(1)	—	926,624	—	926,624

Total Common Stocks	1,100,417	985,380	—	2,085,797

Convertible Bonds(1)	—	9	—	9
Rights:
Indonesia	28	—	—	28
United Kingdom	—	1	—	1

Total Rights	28	1	—	29

Investment Companies	18,118	—	—	18,118

Total Investments	$1,118,563	$985,390	$—	$2,103,953

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$28	$—	$28
Futures Contracts	648	—	—	648
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3)	—	(3)

Total Other Financial Instruments	$648	$25	$—	$673

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$7,610	$63,991	$53,483	$109	$18,118	18,117,502

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%(1)
Argentina - 0.1%
MercadoLibre, Inc.*	1,530	$936

Australia - 3.3%
AMP Ltd.	108,934	162
APA Group	40,630	309
ASX Ltd.	7,022	407
Aurizon Holdings Ltd.	71,507	272
AusNet Services	62,807	83
Australia & New Zealand Banking Group Ltd.	100,799	1,999
Bendigo & Adelaide Bank Ltd.	16,356	133
BlueScope Steel Ltd.	19,342	164
Boral Ltd.	42,277	152
Brambles Ltd.	56,888	515
Coca-Cola Amatil Ltd.	19,374	139
Cochlear Ltd.	2,037	296
Coles Group Ltd.*	40,347	379
Commonwealth Bank of Australia	62,600	3,643
Computershare Ltd.	16,439	187
CSL Ltd.	16,007	2,422
Dexus	38,840	354
Fortescue Metals Group Ltd.	49,285	314
Goodman Group	58,131	614
GPT Group (The)	62,831	272
Harvey Norman Holdings Ltd.	19,369	55
Insurance Australia Group Ltd.	82,753	481
Lendlease Group	20,343	186
Macquarie Group Ltd.	11,521	1,017
Mirvac Group	125,604	276
National Australia Bank Ltd.	97,887	1,838
Newcrest Mining Ltd.	27,375	615
Orica Ltd.	13,844	197
Origin Energy Ltd.	61,432	316
Ramsay Health Care Ltd.	4,788	243
SEEK Ltd.	11,193	167
Stockland	81,408	239
Sydney Airport	37,484	212
Telstra Corp. Ltd.	143,333	388
Transurban Group	95,312	987
Wesfarmers Ltd.	40,399	1,028
Westpac Banking Corp.	121,852	2,428
Woodside Petroleum Ltd.	33,350	854
WorleyParsons Ltd.	11,424	119

		24,462

Austria - 0.1%
ANDRITZ A.G.	2,577	97
OMV A.G.	5,143	251
voestalpine A.G.	4,177	129

		477

Belgium - 0.2%
Colruyt S.A.	1,956	113
KBC Group N.V.	8,892	583
Solvay S.A., Class A	2,513	260
UCB S.A.	4,348	361
Umicore S.A.	7,267	234

		1,551

Canada - 3.9%
Agnico Eagle Mines Ltd.	8,153	418
Alimentation Couche-Tard, Inc., Class B	15,585	981
AltaGas Ltd.	9,733	147
Aurora Cannabis, Inc.	23,864	187
Bank of Montreal	22,454	1,696
Bank of Nova Scotia (The)	43,230	2,322
BlackBerry Ltd.*	17,408	130
CAE, Inc.	9,246	249
Canadian Imperial Bank of Commerce	15,815	1,244
Canadian National Railway Co.	25,571	2,367
Canadian Tire Corp. Ltd., Class A	2,192	239
Canopy Growth Corp.*	7,323	296
Cenovus Energy, Inc.	35,797	316
CGI, Inc.*	8,794	676
Cronos Group, Inc.*	6,483	104
Empire Co. Ltd., Class A	6,330	159
Enbridge, Inc.	71,437	2,580
Encana Corp.	53,981	277
First Capital Realty, Inc.	5,580	93
Fortis, Inc.	15,393	608
Franco-Nevada Corp.	6,663	565
Gildan Activewear, Inc.	7,286	282
Loblaw Cos. Ltd.	6,507	333
Lululemon Athletica, Inc.*	4,009	722
Lundin Mining Corp.	23,880	131
Magna International, Inc.	11,319	563
Metro, Inc.	9,119	342
Nutrien Ltd.	21,472	1,149
Open Text Corp.	9,738	402
PrairieSky Royalty Ltd.	7,930	111
Rogers Communications, Inc., Class B	12,939	693

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%(1) continued
Canada - 3.9% continued
Shopify, Inc., Class A*	3,504	$1,053
Sun Life Financial, Inc.	21,274	881
Suncor Energy, Inc.	55,672	1,737
Teck Resources Ltd., Class B	17,498	404
TELUS Corp.	7,040	260
Toronto-Dominion Bank (The)	64,740	3,783
Vermilion Energy, Inc.	5,086	110
West Fraser Timber Co. Ltd.	1,900	87
Wheaton Precious Metals Corp.	15,385	372
WSP Global, Inc.	3,649	201

		29,270

Denmark - 0.9%
Chr Hansen Holding A/S	3,754	353
Coloplast A/S, Class B	4,256	482
Demant A/S*	3,780	118
Genmab A/S*	2,221	409
H Lundbeck A/S	2,236	88
ISS A/S	5,884	178
Novo Nordisk A/S, Class B	60,711	3,097
Novozymes A/S, Class B	7,553	352
Orsted A/S(2)	6,736	583
Pandora A/S	3,809	135
Tryg A/S	4,425	144
Vestas Wind Systems A/S	6,959	602

		6,541

Finland - 0.3%
Metso OYJ	3,650	143
Neste OYJ	15,065	512
Nokian Renkaat OYJ	4,251	133
Orion OYJ, Class B	3,484	128
Stora Enso OYJ (Registered)	21,565	254
UPM-Kymmene OYJ	19,040	506
Wartsila OYJ Abp	15,681	227

		1,903

France - 3.4%
Accor S.A.	6,475	278
Air Liquide S.A.	15,146	2,119
Atos S.E.	3,412	285
AXA S.A.	68,219	1,792
Bouygues S.A.	7,644	283
Carrefour S.A.	21,345	412
Casino Guichard Perrachon S.A.	1,602	55
Cie de Saint-Gobain	17,527	685
Cie Generale des Etablissements Michelin S.C.A.	6,098	774
CNP Assurances	5,963	135
Credit Agricole S.A.	40,844	490
Danone S.A.	21,690	1,840
Eiffage S.A.	2,695	266
EssilorLuxottica S.A.	10,042	1,313
Eurazeo S.E.	1,422	99
Gecina S.A.	1,556	233
Getlink S.E.	15,086	242
Imerys S.A.	1,431	76
Ingenico Group S.A.	2,122	188
JCDecaux S.A.	2,592	78
Kering S.A.	2,665	1,576
L’Oreal S.A.	8,899	2,535
Natixis S.A.	34,401	139
Orange S.A.	71,087	1,121
Schneider Electric S.E.	19,359	1,756
SES S.A.	13,041	204
Societe BIC S.A.	800	61
Teleperformance	2,056	412
TOTAL S.A.	84,119	4,707
Unibail-Rodamco-Westfield	4,926	738
Valeo S.A.	8,590	279
Wendel S.A.	934	128

		25,299

Germany - 3.6%
adidas A.G.	6,361	1,964
Allianz S.E. (Registered)	15,008	3,617
Arch Capital Group Ltd.*	14,435	535
BASF S.E.	32,439	2,357
Bayerische Motoren Werke A.G.	11,815	876
Beiersdorf A.G.	3,636	436
Commerzbank A.G.	34,945	251
Deutsche Boerse A.G.	6,769	957
Deutsche Post A.G. (Registered)	35,247	1,158
Deutsche Wohnen S.E.	12,714	466
E.ON S.E.	78,412	852
Fraport A.G. Frankfurt Airport Services Worldwide	1,562	134
HeidelbergCement A.G.	5,360	434
Henkel A.G. & Co. KGaA	3,585	329
Infineon Technologies A.G.	44,252	782
Merck KGaA	4,625	484

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%(1) continued
Germany - 3.6% continued
METRO A.G.	6,944	$127
MTU Aero Engines A.G.	1,851	442
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	5,329	1,337
RWE A.G.	19,474	480
SAP S.E.	34,762	4,778
Siemens A.G. (Registered)	27,046	3,215
Symrise A.G.	4,580	441
Telefonica Deutschland Holding A.G.	31,592	88

		26,540

Hong Kong - 0.9%
ASM Pacific Technology Ltd.	10,900	112
BOC Hong Kong Holdings Ltd.	132,000	520
CLP Holdings Ltd.	58,306	642
Hang Seng Bank Ltd.	27,278	678
HKT Trust & HKT Ltd.	135,000	214
Hong Kong & China Gas Co. Ltd.	361,354	802
Hong Kong Exchanges & Clearing Ltd.	42,315	1,496
Hysan Development Co. Ltd.	24,000	124
MTR Corp. Ltd.	53,560	361
PCCW Ltd.	150,000	87
Shangri-La Asia Ltd.	44,000	55
Sun Hung Kai Properties Ltd.	56,000	951
Swire Pacific Ltd., Class A	18,000	221
Swire Properties Ltd.	39,278	159
Techtronic Industries Co. Ltd.	47,500	364

		6,786

Ireland - 1.1%
Accenture PLC, Class A	22,544	4,165
Allegion PLC	3,254	360
Aptiv PLC	9,281	750
CRH PLC	28,906	944
DCC PLC	3,365	301
Jazz Pharmaceuticals PLC*	2,057	293
Kerry Group PLC, Class A	5,651	675
Kingspan Group PLC	5,453	296
Perrigo Co. PLC	4,588	219

		8,003

Israel - 0.1%
Bank Hapoalim B.M.	40,808	304
Bank Leumi Le-Israel B.M.	51,717	374
Mizrahi Tefahot Bank Ltd.*	5,358	124

		802

Italy - 0.3%
Assicurazioni Generali S.p.A.	38,439	723
Intesa Sanpaolo S.p.A.	530,335	1,135
Snam S.p.A.	71,963	358
Tenaris S.A.	15,965	210

		2,426

Japan - 7.6%
Aeon Co. Ltd.	23,300	401
AEON Financial Service Co. Ltd.	3,990	64
AGC, Inc.	6,300	218
Ajinomoto Co., Inc.	15,600	271
ANA Holdings, Inc.	4,100	136
Asahi Kasei Corp.	45,200	483
Astellas Pharma, Inc.	67,000	957
Benesse Holdings, Inc.	2,400	56
Bridgestone Corp.	20,000	789
Casio Computer Co. Ltd.	7,700	96
Central Japan Railway Co.	5,100	1,023
Chugai Pharmaceutical Co. Ltd.	8,010	524
CyberAgent, Inc.	3,300	120
Dai Nippon Printing Co. Ltd.	8,500	182
Daicel Corp.	9,900	88
Daifuku Co. Ltd.	3,700	209
Daikin Industries Ltd.	8,900	1,165
Daiwa House Industry Co. Ltd.	20,200	590
Denso Corp.	15,500	653
East Japan Railway Co.	10,900	1,021
Eisai Co. Ltd.	9,005	508
Fast Retailing Co. Ltd.	2,100	1,271
Fujitsu Ltd.	6,800	473
Hino Motors Ltd.	11,400	96
Hirose Electric Co. Ltd.	1,200	134
Hitachi Chemical Co. Ltd.	3,917	107
Hitachi Construction Machinery Co. Ltd.	3,400	89
Hitachi High-Technologies Corp.	2,143	110
Hitachi Metals Ltd.	6,900	78
Honda Motor Co. Ltd.	57,400	1,487
Hulic Co. Ltd.	8,800	71
Inpex Corp.	35,300	322
Japan Retail Fund Investment Corp.	94	190

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%(1) continued
Japan - 7.6% continued
JFE Holdings, Inc.	16,900	$249
Kajima Corp.	16,300	224
Kaneka Corp.	1,500	57
Kansai Paint Co. Ltd.	6,300	132
Kao Corp.	17,400	1,327
Kawasaki Heavy Industries Ltd.	5,200	123
KDDI Corp.	62,400	1,590
Keio Corp.	3,500	231
Keyence Corp.	3,200	1,967
Kikkoman Corp.	5,100	222
Kobayashi Pharmaceutical Co. Ltd.	1,800	129
Kobe Steel Ltd.	9,755	64
Komatsu Ltd.	32,900	797
Konami Holdings Corp.	3,300	155
Konica Minolta, Inc.	15,900	155
Kubota Corp.	37,300	622
Kuraray Co. Ltd.	10,300	123
Kurita Water Industries Ltd.	3,000	75
Kyocera Corp.	11,400	746
Kyushu Railway Co.	5,600	164
Lawson, Inc.	1,600	77
Marui Group Co. Ltd.	6,900	141
Mitsubishi Chemical Holdings Corp.	44,600	312
Mitsubishi Electric Corp.	65,000	859
Mitsubishi Estate Co. Ltd.	42,100	785
Mitsubishi Materials Corp.	4,300	123
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,030	64
Mitsui Chemicals, Inc.	6,700	166
Mitsui Fudosan Co. Ltd.	31,800	772
Mizuho Financial Group, Inc.	859,973	1,248
Murata Manufacturing Co. Ltd.	20,445	922
Nabtesco Corp.	3,700	103
Nagoya Railroad Co. Ltd.	6,600	183
NEC Corp.	8,800	347
NGK Insulators Ltd.	8,700	127
NGK Spark Plug Co. Ltd.	5,900	111
Nikon Corp.	11,600	164
Nintendo Co. Ltd.	4,000	1,471
Nippon Express Co. Ltd.	2,600	139
Nippon Prologis REIT, Inc.	65	150
Nippon Yusen K.K.	4,800	77
Nissin Foods Holdings Co. Ltd.	2,200	142
Nitori Holdings Co. Ltd.	2,800	371
Nitto Denko Corp.	5,600	276
Nomura Real Estate Holdings, Inc.	4,700	101
Nomura Research Institute Ltd.	12,276	197
NSK Ltd.	13,300	120
NTT DOCOMO, Inc.	47,500	1,109
Obayashi Corp.	22,100	219
Odakyu Electric Railway Co. Ltd.	10,600	260
Omron Corp.	7,000	367
Ono Pharmaceutical Co. Ltd.	13,500	242
Oriental Land Co. Ltd.	7,100	880
ORIX Corp.	47,300	707
Osaka Gas Co. Ltd.	13,200	230
Otsuka Corp.	3,800	153
Panasonic Corp.	78,800	658
Park24 Co. Ltd.	4,100	96
Rakuten, Inc.	30,200	360
Recruit Holdings Co. Ltd.	42,300	1,414
Resona Holdings, Inc.	76,800	321
Santen Pharmaceutical Co. Ltd.	13,000	216
Secom Co. Ltd.	7,500	645
Sega Sammy Holdings, Inc.	6,100	74
Sekisui Chemical Co. Ltd.	12,600	190
Sekisui House Ltd.	21,500	355
Seven & i Holdings Co. Ltd.	26,900	912
Sharp Corp.	6,600	73
Shimadzu Corp.	7,600	187
Shimizu Corp.	20,000	166
Shin-Etsu Chemical Co. Ltd.	13,000	1,214
Shiseido Co. Ltd.	14,000	1,057
Showa Denko K.K.	4,500	133
Sohgo Security Services Co. Ltd.	2,600	120
Sompo Holdings, Inc.	12,000	464
Sony Corp.	44,900	2,346
Stanley Electric Co. Ltd.	4,933	122
Sumitomo Chemical Co. Ltd.	52,300	243
Sumitomo Metal Mining Co. Ltd.	8,300	249
Sumitomo Mitsui Trust Holdings, Inc.	11,900	432
Sumitomo Rubber Industries Ltd.	5,300	61
Suntory Beverage & Food Ltd.	4,800	208
Sysmex Corp.	5,842	382
T&D Holdings, Inc.	19,300	210
Taisei Corp.	7,300	266
Takeda Pharmaceutical Co. Ltd.	52,400	1,863
Teijin Ltd.	6,700	114
Tobu Railway Co. Ltd.	6,800	198

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%(1) continued
Japan - 7.6% continued
Toho Co. Ltd.	4,200	$179
Tokyo Electron Ltd.	5,600	787
Tokyo Gas Co. Ltd.	13,200	311
Tokyu Corp.	17,200	305
Toray Industries, Inc.	50,600	386
TOTO Ltd.	4,800	190
Toyo Suisan Kaisha Ltd.	3,300	136
Toyoda Gosei Co. Ltd.	1,900	37
Unicharm Corp.	14,500	437
USS Co. Ltd.	7,300	144
West Japan Railway Co.	5,800	470
Yakult Honsha Co. Ltd.	4,200	247
Yamada Denki Co. Ltd.	23,860	106
Yamaha Corp.	5,100	243
Yamaha Motor Co. Ltd.	9,700	173
Yaskawa Electric Corp.	8,500	291
Yokogawa Electric Corp.	7,700	151

		56,791

Netherlands - 1.5%
Aegon N.V.	64,692	322
Akzo Nobel N.V.	8,112	763
ASML Holding N.V.	15,036	3,144
EXOR N.V.	3,880	271
ING Groep N.V.	138,699	1,608
Koninklijke Ahold Delhaize N.V.	42,175	949
Koninklijke DSM N.V.	6,555	811
Koninklijke KPN N.V.	127,139	390
Koninklijke Philips N.V.	33,006	1,434
Koninklijke Vopak N.V.	2,692	124
NN Group N.V.	11,387	458
QIAGEN N.V.*	7,883	320
Wolters Kluwer N.V.	9,963	725

		11,319

New Zealand - 0.1%
Auckland International Airport Ltd.	33,782	224
Fletcher Building Ltd.	27,497	89
Meridian Energy Ltd.	47,096	151
Ryman Healthcare Ltd.	14,836	117

		581

Norway - 0.3%
Aker BP ASA	3,569	103
Equinor ASA	35,678	707
Mowi ASA	15,912	372
Norsk Hydro ASA	46,131	165
Orkla ASA	27,534	244
Schibsted ASA, Class B	3,277	86
Telenor ASA	26,198	557

		2,234

Portugal - 0.1%
Banco Espirito Santo S.A. (Registered)(3) *	29,034	—
EDP - Energias de Portugal S.A.	87,549	333
Galp Energia SGPS S.A.	17,214	266
Jeronimo Martins SGPS S.A.	8,765	141

		740

Singapore - 0.6%
Ascendas Real Estate Investment Trust	92,300	213
CapitaLand Commercial Trust	87,560	141
CapitaLand Ltd.	92,800	242
CapitaLand Mall Trust	93,800	183
City Developments Ltd.	16,300	114
DBS Group Holdings Ltd.	63,933	1,227
Jardine Cycle & Carriage Ltd.	3,144	84
Keppel Corp. Ltd.	52,200	258
Oversea-Chinese Banking Corp. Ltd.	113,700	961
Singapore Airlines Ltd.	17,700	122
Singapore Exchange Ltd.	28,500	167
Singapore Press Holdings Ltd.	60,700	110
Singapore Telecommunications Ltd.	290,800	754
UOL Group Ltd.	15,982	89

		4,665

South Africa - 0.0%
Investec PLC	25,866	168

Spain - 1.3%
Amadeus IT Group S.A.	15,637	1,237
Banco Bilbao Vizcaya Argentaria S.A.	234,316	1,310
Banco de Sabadell S.A.	190,271	197
Bankinter S.A.	23,733	164
CaixaBank S.A.	129,483	371
Enagas S.A.	8,148	218
Ferrovial S.A.	17,026	436
Iberdrola S.A.	208,159	2,076
Industria de Diseno Textil S.A.	38,893	1,169
Naturgy Energy Group S.A.	10,680	294
Red Electrica Corp. S.A.	14,866	310

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%(1) continued
Spain - 1.3% continued
Repsol S.A.	49,981	$784
Telefonica S.A.	166,525	1,367

		9,933

Sweden - 1.2%
Assa Abloy AB, Class B	35,773	810
Atlas Copco AB, Class A	23,968	766
Atlas Copco AB, Class B	14,206	408
Boliden AB	9,572	245
Electrolux AB, Class B	8,073	206
Essity AB, Class B	21,613	664
Hennes & Mauritz AB, Class B	28,149	499
Husqvarna AB, Class B	15,172	142
ICA Gruppen AB	3,222	139
Investor AB, Class B	16,256	781
Kinnevik AB, Class B	8,180	213
L E Lundbergforetagen AB, Class B	2,404	90
Millicom International Cellular S.A. SDR	2,369	133
Sandvik AB	40,296	740
Skandinaviska Enskilda Banken AB, Class A	58,107	538
Skanska AB, Class B	11,571	209
SKF AB, Class B	12,833	236
Svenska Handelsbanken AB, Class A	54,519	540
Swedbank AB, Class A	32,361	486
Tele2 AB, Class B	17,829	260
Telia Co. AB	101,239	450

		8,555

Switzerland - 3.2%
ABB Ltd. (Registered)	65,672	1,319
Adecco Group A.G. (Registered)	5,433	327
Alcon, Inc.*	15,448	955
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	38	276
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	3	244
Chubb Ltd.	16,174	2,382
Cie Financiere Richemont S.A. (Registered)	18,602	1,579
Clariant A.G. (Registered)*	7,210	147
Coca-Cola HBC A.G. - CDI*	7,308	277
Garmin Ltd.	4,719	377
Givaudan S.A. (Registered)	329	929
Kuehne + Nagel International A.G. (Registered)	1,909	283
Lonza Group A.G. (Registered)*	2,653	895
Roche Holding A.G. (Genusschein)	24,860	6,995
SGS S.A. (Registered)	191	487
Sika A.G. (Registered)	4,545	776
Sonova Holding A.G. (Registered)	1,995	454
Swiss Re A.G.	10,859	1,104
Swisscom A.G. (Registered)	929	466
TE Connectivity Ltd.	12,074	1,156
Vifor Pharma A.G.	1,570	227
Zurich Insurance Group A.G.	5,324	1,854

		23,509

United Arab Emirates - 0.0%
NMC Health PLC	3,153	96

United Kingdom - 5.7%
3i Group PLC	34,789	493
Aon PLC	8,432	1,627
Associated British Foods PLC	12,828	402
Aviva PLC	139,040	737
Barratt Developments PLC	35,060	255
Berkeley Group Holdings (The) PLC	4,173	198
British Land (The) Co. PLC	30,959	212
BT Group PLC	300,454	751
Burberry Group PLC	15,014	356
Capri Holdings Ltd.*	5,385	187
CNH Industrial N.V.	37,167	380
Coca-Cola European Partners PLC	8,442	477
Compass Group PLC	56,521	1,355
Croda International PLC	4,423	288
easyJet PLC	5,012	61
Ferguson PLC	8,261	589
GlaxoSmithKline PLC	175,551	3,514
IHS Markit Ltd.*	13,367	852
Informa PLC	44,560	473
InterContinental Hotels Group PLC	6,216	409
Intertek Group PLC	5,569	390
ITV PLC	135,273	186
J Sainsbury PLC	59,544	148
John Wood Group PLC	24,746	143
Johnson Matthey PLC	6,727	285
Kingfisher PLC	77,650	212
Legal & General Group PLC	212,328	727
Liberty Global PLC, Class A*	6,797	183
Liberty Global PLC, Class C*	17,497	464
Linde PLC	19,488	3,913

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%(1) continued
United Kingdom - 5.7% continued
London Stock Exchange Group PLC	11,162	$778
Marks & Spencer Group PLC	66,679	179
Meggitt PLC	27,462	183
Merlin Entertainments PLC(2)	26,573	152
Mondi PLC	13,023	297
National Grid PLC	121,519	1,291
Next PLC	4,804	337
Pearson PLC	27,581	287
Pentair PLC	5,951	221
Prudential PLC	91,483	1,993
Reckitt Benckiser Group PLC	24,970	1,973
RELX PLC	69,090	1,679
Rentokil Initial PLC	65,791	332
RSA Insurance Group PLC	36,612	269
Schroders PLC	4,610	179
Segro PLC	37,387	347
Smith & Nephew PLC	31,161	676
Spirax-Sarco Engineering PLC	2,618	305
SSE PLC	36,658	523
Standard Chartered PLC	100,214	912
Standard Life Aberdeen PLC	86,664	325
Taylor Wimpey PLC	115,505	231
TechnipFMC PLC	3,534	91
TechnipFMC PLC (New York Exchange)	11,190	290
Tesco PLC	348,953	1,007
Unilever N.V. - CVA	51,527	3,139
Unilever PLC	39,175	2,433
Whitbread PLC	6,218	366
Willis Towers Watson PLC	4,599	881
Wm Morrison Supermarkets PLC	80,255	205
WPP PLC	44,932	567

		42,715

United States - 59.0%
3M Co.	20,379	3,533
AbbVie, Inc.	52,210	3,797
Acuity Brands, Inc.	1,396	193
Adobe, Inc.*	17,253	5,084
Advance Auto Parts, Inc.	2,495	385
AES Corp.	23,966	402
Affiliated Managers Group, Inc.	1,833	169
Agilent Technologies, Inc.	11,314	845
Alexandria Real Estate Equities, Inc.	4,014	566
Align Technology, Inc.*	2,707	741
Alliant Energy Corp.	8,508	418
Allstate (The) Corp.	11,683	1,188
Ally Financial, Inc.	14,018	434
Alphabet, Inc., Class A*	10,596	11,473
Alphabet, Inc., Class C*	11,127	12,027
AMERCO	319	121
American Express Co.	25,340	3,128
American Financial Group, Inc.	2,588	265
American International Group, Inc.	30,604	1,631
American Tower Corp.	15,589	3,187
American Water Works Co., Inc.	6,438	747
Ameriprise Financial, Inc.	4,755	690
AmerisourceBergen Corp.	5,692	485
Amgen, Inc.	22,011	4,056
Apache Corp.	12,924	374
Applied Materials, Inc.	33,455	1,503
Aramark	8,486	306
Arconic, Inc.	15,829	409
Arthur J. Gallagher & Co.	6,554	574
Assurant, Inc.	2,225	237
Autodesk, Inc.*	7,805	1,271
Avery Dennison Corp.	2,934	339
AXA Equitable Holdings, Inc.	9,596	201
Axalta Coating Systems Ltd.*	7,425	221
Baker Hughes a GE Co.	18,451	454
Ball Corp.	11,326	793
Bank of New York Mellon (The) Corp.	30,625	1,352
BB&T Corp.	27,214	1,337
Becton Dickinson and Co.	9,489	2,391
Best Buy Co., Inc.	8,430	588
Biogen, Inc.*	7,011	1,640
BioMarin Pharmaceutical, Inc.*	6,352	544
BlackRock, Inc.	4,190	1,966
Booking Holdings, Inc.*	1,593	2,986
BorgWarner, Inc.	7,175	301
Boston Properties, Inc.	5,502	710
Bristol-Myers Squibb Co.	57,762	2,620
Bunge Ltd.	4,906	273
C.H. Robinson Worldwide, Inc.	4,962	419
Cadence Design Systems, Inc.*	9,986	707
Camden Property Trust	3,459	361
Campbell Soup Co.	6,096	244
Capital One Financial Corp.	16,675	1,513
Cardinal Health, Inc.	10,625	500
CarMax, Inc.*	5,914	514

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%(1) continued
United States - 59.0% continued
Caterpillar, Inc.	20,350	$2,774
Cboe Global Markets, Inc.	3,972	412
CBRE Group, Inc., Class A*	11,531	592
Celanese Corp.	4,531	488
Celgene Corp.*	24,816	2,294
Centene Corp.*	14,719	772
CenturyLink, Inc.	35,385	416
Cerner Corp.	11,555	847
Charles Schwab (The) Corp.	42,289	1,700
Cheniere Energy, Inc.*	8,250	565
Cigna Corp.	13,409	2,113
Cimarex Energy Co.	3,454	205
CIT Group, Inc.	3,697	194
Citizens Financial Group, Inc.	16,569	586
Citrix Systems, Inc.	4,565	448
Clorox (The) Co.	4,565	699
CME Group, Inc.	12,630	2,452
CMS Energy Corp.	10,092	584
Coca-Cola (The) Co.	143,726	7,319
Cognizant Technology Solutions Corp., Class A	20,494	1,299
Colgate-Palmolive Co.	28,845	2,067
Comerica, Inc.	5,533	402
ConocoPhillips	40,103	2,446
Consolidated Edison, Inc.	11,440	1,003
Copart, Inc.*	7,135	533
CSX Corp.	27,349	2,116
Cummins, Inc.	5,326	913
Darden Restaurants, Inc.	4,405	536
Deere & Co.	10,830	1,795
Dell Technologies, Inc., Class C*	5,618	285
Delta Air Lines, Inc.	5,886	334
DENTSPLY SIRONA, Inc.	7,996	467
Devon Energy Corp.	15,862	452
DexCom, Inc.*	3,203	480
Discover Financial Services	11,715	909
Discovery, Inc., Class A*	5,663	174
Discovery, Inc., Class C*	12,808	364
Dominion Energy, Inc.	28,181	2,179
Domino’s Pizza, Inc.	1,361	379
Dover Corp.	5,220	523
DTE Energy Co.	6,481	829
Duke Realty Corp.	12,378	391
E*TRADE Financial Corp.	8,610	384
East West Bancorp, Inc.	5,053	236
Eaton Corp. PLC	15,095	1,257
Ecolab, Inc.	9,141	1,805
Edison International	11,605	782
Edwards Lifesciences Corp.*	7,404	1,368
Electronic Arts, Inc.*	10,675	1,081
Equinix, Inc.	2,833	1,429
Erie Indemnity Co., Class A	902	229
Estee Lauder (The) Cos., Inc., Class A	7,778	1,424
Eversource Energy	11,292	856
Expedia Group, Inc.	4,197	558
Expeditors International of Washington, Inc.	6,184	469
FactSet Research Systems, Inc.	1,361	390
Fastenal Co.	19,468	635
Federal Realty Investment Trust	2,690	346
Fifth Third Bancorp	28,823	804
First Republic Bank	5,954	581
Flowserve Corp.	4,423	233
Fortune Brands Home & Security, Inc.	5,032	288
Franklin Resources, Inc.	10,590	369
Gap (The), Inc.	7,965	143
General Mills, Inc.	21,263	1,117
Genuine Parts Co.	5,224	541
Gilead Sciences, Inc.	45,135	3,049
H&R Block, Inc.	7,285	213
Hanesbrands, Inc.	12,248	211
Harley-Davidson, Inc.	5,607	201
Hartford Financial Services Group (The), Inc.	12,804	713
Hasbro, Inc.	4,330	458
HCA Healthcare, Inc.	9,760	1,319
HCP, Inc.	17,012	544
Henry Schein, Inc.*	5,298	370
Hess Corp.	9,713	617
Hewlett Packard Enterprise Co.	48,274	722
Hilton Worldwide Holdings, Inc.	9,912	969
Hologic, Inc.*	9,277	446
Home Depot (The), Inc.	39,974	8,313
Hormel Foods Corp.	10,557	428
Host Hotels & Resorts, Inc.	26,442	482
HP, Inc.	53,961	1,122
Humana, Inc.	4,831	1,282
Huntington Bancshares, Inc.	37,820	523

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%(1) continued
United States - 59.0% continued
IDEX Corp.	2,698	$464
IDEXX Laboratories, Inc.*	3,064	844
Illinois Tool Works, Inc.	11,553	1,742
Ingersoll-Rand PLC	8,629	1,093
Intel Corp.	159,229	7,622
Intercontinental Exchange, Inc.	19,983	1,717
International Business Machines Corp.	31,472	4,340
International Flavors & Fragrances, Inc.	3,607	523
International Paper Co.	13,605	589
Intuit, Inc.	9,148	2,391
Invesco Ltd.	14,119	289
IQVIA Holdings, Inc.*	5,989	964
Iron Mountain, Inc.	10,188	319
Jack Henry & Associates, Inc.	2,800	375
Johnson & Johnson	94,260	13,129
Johnson Controls International PLC	28,176	1,164
Jones Lang LaSalle, Inc.	1,540	217
Kansas City Southern	3,647	444
Kellogg Co.	9,260	496
KeyCorp	35,321	627
Keysight Technologies, Inc.*	6,686	601
Kimberly-Clark Corp.	12,098	1,612
Kinder Morgan, Inc.	72,605	1,516
KKR & Co., Inc., Class A	17,312	438
Kohl’s Corp.	5,707	271
L Brands, Inc.	8,675	226
L3 Technologies, Inc.	2,825	693
Laboratory Corp. of America Holdings*	3,448	596
Lam Research Corp.	5,437	1,021
Lennox International, Inc.	1,236	340
Liberty Broadband Corp., Class C*	3,708	386
Liberty Property Trust	5,309	266
Lincoln National Corp.	7,236	466
LKQ Corp.*	10,927	291
Loews Corp.	9,976	545
Lowe’s Cos., Inc.	28,335	2,859
M&T Bank Corp.	4,688	797
Macerich (The) Co.	3,842	129
Macy’s, Inc.	10,387	223
ManpowerGroup, Inc.	2,171	210
Marathon Oil Corp.	28,347	403
Marathon Petroleum Corp.	24,005	1,341
Marsh & McLennan Cos., Inc.	17,761	1,772
Marvell Technology Group Ltd.	22,305	532
Masco Corp.	10,346	406
Mastercard, Inc., Class A	32,305	8,546
McCormick & Co., Inc. (Non Voting)	4,367	677
McDonald’s Corp.	27,075	5,622
Merck & Co., Inc.	91,344	7,659
Mettler-Toledo International, Inc.*	884	743
Microsoft Corp.	258,006	34,563
Mohawk Industries, Inc.*	2,133	315
Moody’s Corp.	6,125	1,196
Mosaic (The) Co.	12,554	314
Motorola Solutions, Inc.	5,838	973
Nasdaq, Inc.	4,170	401
National Oilwell Varco, Inc.	14,032	312
Netflix, Inc.*	15,461	5,679
Newell Brands, Inc.	15,775	243
Newmont Goldcorp Corp.	29,139	1,121
Nielsen Holdings PLC	12,176	275
NIKE, Inc., Class B	44,511	3,737
NiSource, Inc.	13,479	388
Noble Energy, Inc.	17,278	387
Nordstrom, Inc.	4,153	132
Norfolk Southern Corp.	9,424	1,879
Northern Trust Corp.(4)	7,147	643
Norwegian Cruise Line Holdings Ltd.*	7,528	404
Nucor Corp.	10,715	590
NVIDIA Corp.	20,382	3,347
NVR, Inc.*	119	401
Occidental Petroleum Corp.	26,712	1,343
Omnicom Group, Inc.	7,967	653
ONEOK, Inc.	14,666	1,009
Owens Corning	3,838	223
PACCAR, Inc.	12,352	885
Parker-Hannifin Corp.	4,641	789
People’s United Financial, Inc.	14,113	237
PepsiCo, Inc.	49,703	6,518
Phillips 66	16,250	1,520
Pinnacle West Capital Corp.	4,054	381
Pioneer Natural Resources Co.	5,999	923
PNC Financial Services Group (The), Inc.	16,116	2,212
PPG Industries, Inc.	8,404	981
Principal Financial Group, Inc.	9,673	560
Procter & Gamble (The) Co.	88,536	9,708

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%(1) continued
United States - 59.0% continued
Progressive (The) Corp.	20,558	$1,643
Prologis, Inc.	22,165	1,775
Prudential Financial, Inc.	14,576	1,472
Public Service Enterprise Group, Inc.	18,010	1,059
PVH Corp.	2,596	246
Quest Diagnostics, Inc.	4,658	474
Raymond James Financial, Inc.	4,422	374
Regions Financial Corp.	36,750	549
Reinsurance Group of America, Inc.	2,158	337
ResMed, Inc.	5,103	623
Robert Half International, Inc.	4,108	234
Rockwell Automation, Inc.	4,258	698
Roper Technologies, Inc.	3,692	1,352
Ross Stores, Inc.	13,206	1,309
Royal Caribbean Cruises Ltd.	6,334	768
S&P Global, Inc.	8,753	1,994
salesforce.com, Inc.*	27,056	4,105
SBA Communications Corp.*	4,005	901
Schlumberger Ltd.	48,851	1,941
Sempra Energy	9,765	1,342
Sensata Technologies Holding PLC*	5,743	281
Sherwin-Williams (The) Co.	2,974	1,363
Signature Bank	1,960	237
Snap-on, Inc.	1,981	328
Southern (The) Co.	36,441	2,014
Southwest Airlines Co.	4,755	242
Stanley Black & Decker, Inc.	5,391	780
Starbucks Corp.	43,969	3,686
State Street Corp.	13,489	756
STERIS PLC	3,011	448
SunTrust Banks, Inc.	15,793	993
SVB Financial Group*	1,910	429
T. Rowe Price Group, Inc.	8,417	923
Tapestry, Inc.	10,116	321
Targa Resources Corp.	7,937	312
TD Ameritrade Holding Corp.	10,003	499
Tesla, Inc.*	4,615	1,031
Texas Instruments, Inc.	33,190	3,809
Tiffany & Co.	3,970	372
TJX (The) Cos., Inc.	43,524	2,302
Tractor Supply Co.	4,375	476
TransDigm Group, Inc.*	1,696	821
Travelers (The) Cos., Inc.	9,386	1,403
Trimble, Inc.*	9,128	412
TripAdvisor, Inc.*	3,588	166
UDR, Inc.	9,811	440
Ulta Beauty, Inc.*	2,007	696
Under Armour, Inc., Class A*	6,159	156
Under Armour, Inc., Class C*	6,805	151
Union Pacific Corp.	25,568	4,324
United Parcel Service, Inc., Class B	24,595	2,540
United Rentals, Inc.*	2,745	364
US Bancorp	53,700	2,814
Vail Resorts, Inc.	1,390	310
Valero Energy Corp.	14,881	1,274
Varian Medical Systems, Inc.*	3,105	423
Verizon Communications, Inc.	146,237	8,355
Vertex Pharmaceuticals, Inc.*	8,995	1,650
VF Corp.	11,982	1,047
Visa, Inc., Class A	61,944	10,750
VMware, Inc., Class A	2,957	494
Voya Financial, Inc.	5,052	279
W.W. Grainger, Inc.	1,714	460
WABCO Holdings, Inc.*	1,765	234
Walt Disney (The) Co.	63,700	8,895
Waste Management, Inc.	14,892	1,718
Waters Corp.*	2,568	553
WEC Energy Group, Inc.	11,239	937
Welltower, Inc.	13,767	1,122
Western Union (The) Co.	15,102	300
Weyerhaeuser Co.	26,587	700
Whirlpool Corp.	2,185	311
Williams (The) Cos., Inc.	43,152	1,210
Xcel Energy, Inc.	18,322	1,090
Xylem, Inc.	6,419	537
Zions Bancorp N.A.	6,759	311
Zoetis, Inc.	16,844	1,912

		438,591

Total Common Stocks (Cost $612,899)		734,893

PREFERRED STOCKS - 0.1%(1)
Germany - 0.1%
Bayerische Motoren Werke A.G., 6.33%(5)	1,807	112

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.1%(1) continued
Germany - 0.1% continued
Henkel A.G. & Co. KGaA, 2.13%(5)	6,345	$622
Sartorius A.G., 0.34%(5)	1,274	261

		995

Total Preferred Stocks (Cost $913)		995

RIGHTS - 0.0%(1)
Spain - 0.0%
Repsol S.A.*	49,981	28

Total Rights (Cost $29)		28

INVESTMENT COMPANIES - 0.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(6) (7)	256,467	256

Total Investment Companies (Cost $256)		256

Total Investments - 99.0% (Cost $614,097)		736,172

Other Assets less Liabilities - 1.0%		7,590

NET ASSETS - 100.0%		$743,762

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2019 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI - CREST Depository Interest

REIT - Real Estate Investment Trust

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Citibank	United States Dollar	416	Euro	366	9/18/19	$3
Citibank	United States Dollar	18	Japanese Yen	1,924	9/18/19	— *
Societe Generale	Euro	253	United States Dollar	290	9/18/19	1
Toronto-Dominion Bank	British Pound	261	United States Dollar	333	9/18/19	1
Toronto-Dominion Bank	United States Dollar	182	Canadian Dollar	241	9/18/19	2

Subtotal Appreciation						7

Bank of Montreal	Euro	176	United States Dollar	200	9/18/19	(2)
Citibank	Swedish Krona	942	United States Dollar	101	9/18/19	(2)
JPMorgan Chase	Australian Dollar	375	United States Dollar	261	9/18/19	(3)
JPMorgan Chase	Canadian Dollar	275	United States Dollar	210	9/18/19	— *
Morgan Stanley	Swiss Franc	267	United States Dollar	271	9/18/19	(5)
UBS	Hong Kong Dollar	1,562	United States Dollar	200	9/18/19	— *

Subtotal Depreciation						(12)

Total						$(5)

*	Amounts round to less than a thousand.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	30	$4,416	Long	9/19	$80
Euro Stoxx 50 (Euro)	26	1,025	Long	9/19	28
FTSE 100 Index (British Pound)	2	187	Long	9/19	2
S&P/TSX 60 Index (Canadian Dollar)	1	149	Long	9/19	1
SPI 200 Index (Australian Dollar)	2	230	Long	9/19	3
Topix Index (Japanese Yen)	3	432	Long	9/19	8

Total					$122

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	JUNE 30, 2019 (UNAUDITED)

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.8%
Consumer Discretionary	10.4
Consumer Staples	8.3
Energy	4.6
Financials	16.0
Health Care	12.5
Industrials	11.3
Information Technology	16.6
Materials	4.8
Real Estate	3.2
Utilities	3.5

Total	100.0%

At June 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	62.5%
Euro	11.7
Japanese Yen	7.7
All other currencies less than 5%	18.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$936	$—	$—	$936
Canada	29,270	—	—	29,270
Germany	1,955	24,585	—	26,540
Ireland	5,787	2,216	—	8,003
Italy	1,135	1,291	—	2,426
Switzerland	3,915	19,594	—	23,509
United Kingdom	9,095	33,620	—	42,715
United States	438,591	—	—	438,591
All Other Countries(1)	—	162,903	—	162,903

Total Common Stocks	490,684	244,209	—	734,893

Preferred Stocks(1)	261	734	—	995
Rights(1)	28	—	—	28
Investment Companies	256	—	—	256

Total Investments	$491,229	$244,943	$—	$736,172

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$7	$—	$7
Futures Contracts	122	—	—	122
Liabilities
Forward Foreign Currency Exchange Contracts	—	(12)	—	(12)

Total Other Financial Instruments	$122	$(5)	$—	$117

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$18,242	$96,083	$114,069	$—	$56	$256	256,467
Northern Trust Corp.	547	104	—	(8)	4	643	7,147

	$18,789	$96,187	$114,069	$(8)	$60	$899	263,614

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%(1)
Australia - 7.1%
AGL Energy Ltd.	249,494	$3,507
Alumina Ltd.	919,566	1,507
AMP Ltd.	1,153,358	1,719
APA Group	453,236	3,442
Aristocrat Leisure Ltd.	224,075	4,845
ASX Ltd.	74,697	4,330
Aurizon Holdings Ltd.	768,733	2,920
AusNet Services	703,952	928
Australia & New Zealand Banking Group Ltd.	1,100,001	21,813
Bank of Queensland Ltd.	154,488	1,034
Bendigo & Adelaide Bank Ltd.	193,879	1,578
BGP Holdings PLC(2) *	1,085,479	—
BHP Group Ltd.	1,136,288	32,917
BHP Group PLC	815,519	20,814
BlueScope Steel Ltd.	204,679	1,737
Boral Ltd.	441,723	1,590
Brambles Ltd.	613,196	5,556
Caltex Australia Ltd.	99,100	1,724
Challenger Ltd.	205,897	962
CIMIC Group Ltd.	39,165	1,233
Coca-Cola Amatil Ltd.	192,265	1,379
Cochlear Ltd.	21,959	3,194
Coles Group Ltd.*	444,491	4,171
Commonwealth Bank of Australia	682,430	39,720
Computershare Ltd.	188,745	2,151
Crown Resorts Ltd.	144,305	1,262
CSL Ltd.	174,867	26,455
Dexus	420,312	3,836
Domino’s Pizza Enterprises Ltd.	24,090	638
Flight Centre Travel Group Ltd.	21,708	634
Fortescue Metals Group Ltd.	535,251	3,407
Goodman Group	625,432	6,610
GPT Group (The)	705,936	3,053
Harvey Norman Holdings Ltd.	185,775	532
Incitec Pivot Ltd.	621,418	1,489
Insurance Australia Group Ltd.	899,084	5,224
Lendlease Group	217,059	1,983
Macquarie Group Ltd.	125,656	11,088
Medibank Pvt Ltd.	1,046,754	2,568
Mirvac Group	1,434,229	3,157
National Australia Bank Ltd.	1,070,034	20,095
Newcrest Mining Ltd.	295,180	6,634
Oil Search Ltd.	540,638	2,693
Orica Ltd.	142,819	2,035
Origin Energy Ltd.	685,749	3,527
QBE Insurance Group Ltd.	518,141	4,312
Ramsay Health Care Ltd.	54,492	2,769
REA Group Ltd.	19,372	1,308
Santos Ltd.	673,017	3,354
Scentre Group	2,059,782	5,562
SEEK Ltd.	125,024	1,860
Sonic Healthcare Ltd.	170,057	3,241
South32 Ltd.	1,951,571	4,362
Stockland	920,258	2,697
Suncorp Group Ltd.	506,144	4,791
Sydney Airport	430,672	2,433
Tabcorp Holdings Ltd.	777,071	2,431
Telstra Corp. Ltd.	1,601,144	4,331
TPG Telecom Ltd.	143,960	651
Transurban Group	1,023,431	10,604
Treasury Wine Estates Ltd.	282,958	2,964
Vicinity Centres	1,285,498	2,215
Washington H. Soul Pattinson & Co. Ltd.	44,290	685
Wesfarmers Ltd.	439,746	11,185
Westpac Banking Corp.	1,329,088	26,479
Woodside Petroleum Ltd.	359,531	9,203
Woolworths Group Ltd.	485,597	11,347
WorleyParsons Ltd.	120,384	1,250

		391,725

Austria - 0.2%
ANDRITZ A.G.	27,651	1,042
Erste Group Bank A.G.*	115,909	4,303
OMV A.G.	58,529	2,852
Raiffeisen Bank International A.G.	56,387	1,323
Verbund A.G.	25,796	1,349
voestalpine A.G.	43,928	1,357

		12,226

Belgium - 1.0%
Ageas	71,686	3,728
Anheuser-Busch InBev S.A./N.V.	294,117	26,048
Colruyt S.A.	22,491	1,305
Groupe Bruxelles Lambert S.A.	31,202	3,062
KBC Group N.V.	96,141	6,302
Proximus SADP	57,200	1,688
Solvay S.A., Class A	28,344	2,937
Telenet Group Holding N.V.	17,703	987

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%(1) continued
Belgium - 1.0% continued
UCB S.A.	49,148	$4,076
Umicore S.A.	76,496	2,460

		52,593

Chile - 0.0%
Antofagasta PLC	150,055	1,776

China - 0.1%
BeiGene Ltd. ADR*	13,897	1,722
Yangzijiang Shipbuilding Holdings Ltd.	934,766	1,060

		2,782

Denmark - 1.7%
AP Moller - Maersk A/S, Class A	1,434	1,665
AP Moller - Maersk A/S, Class B	2,529	3,138
Carlsberg A/S, Class B	40,992	5,436
Chr Hansen Holding A/S	40,791	3,836
Coloplast A/S, Class B	45,660	5,171
Danske Bank A/S	259,563	4,104
Demant A/S*	44,371	1,380
DSV A/S	68,799	6,755
Genmab A/S*	23,720	4,367
H Lundbeck A/S	26,540	1,050
ISS A/S	63,175	1,907
Novo Nordisk A/S, Class B	664,276	33,885
Novozymes A/S, Class B	84,472	3,939
Orsted A/S(3)	73,825	6,389
Pandora A/S	41,381	1,472
Tryg A/S	47,177	1,534
Vestas Wind Systems A/S	74,973	6,485

		92,513

Finland - 1.1%
Elisa OYJ	55,358	2,701
Fortum OYJ	170,861	3,776
Kone OYJ, Class B	130,476	7,701
Metso OYJ	40,324	1,584
Neste OYJ	163,642	5,563
Nokia OYJ	2,162,399	10,746
Nokian Renkaat OYJ	49,512	1,546
Nordea Bank Abp	1,180,500	8,577
Orion OYJ, Class B	39,422	1,445
Sampo OYJ, Class A	169,933	8,020
Stora Enso OYJ (Registered)	226,455	2,662
UPM-Kymmene OYJ	205,756	5,468
Wartsila OYJ Abp	171,354	2,486

		62,275

France - 11.0%
Accor S.A.	72,222	3,100
Aeroports de Paris	11,612	2,049
Air Liquide S.A.	165,755	23,194
Airbus S.E.	224,666	31,856
Alstom S.A.	59,024	2,739
Amundi S.A.(3)	23,210	1,622
Arkema S.A.	26,242	2,441
Atos S.E.	38,549	3,223
AXA S.A.	748,370	19,660
BioMerieux	15,840	1,312
BNP Paribas S.A.	434,401	20,668
Bollore S.A.	350,015	1,544
Bouygues S.A.	86,372	3,199
Bureau Veritas S.A.	114,488	2,828
Capgemini S.E.	61,719	7,680
Carrefour S.A.	228,347	4,409
Casino Guichard Perrachon S.A.	21,514	734
Cie de Saint-Gobain	191,542	7,487
Cie Generale des Etablissements Michelin S.C.A.	65,567	8,318
CNP Assurances	64,933	1,474
Covivio	18,726	1,960
Credit Agricole S.A.	442,343	5,305
Danone S.A.	238,060	20,190
Dassault Aviation S.A.	958	1,380
Dassault Systemes S.E.	50,313	8,038
Edenred	94,379	4,815
Eiffage S.A.	29,748	2,941
Electricite de France S.A.	239,772	3,024
Engie S.A.	708,196	10,755
EssilorLuxottica S.A.	108,630	14,200
Eurazeo S.E.	15,675	1,095
Eurofins Scientific S.E.	4,330	1,915
Eutelsat Communications S.A.	66,181	1,238
Faurecia S.A.	28,905	1,342
Gecina S.A.	17,775	2,660
Getlink S.E.	168,392	2,698
Hermes International	12,156	8,767
ICADE	11,384	1,044
Iliad S.A.	9,939	1,119
Imerys S.A.	13,244	705
Ingenico Group S.A.	22,920	2,027
Ipsen S.A.	14,346	1,958
JCDecaux S.A.	29,434	892

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%(1) continued
France - 11.0% continued
Kering S.A.	29,309	$17,338
Klepierre S.A.	79,438	2,663
Legrand S.A.	102,771	7,531
L’Oreal S.A.	97,220	27,693
LVMH Moet Hennessy Louis Vuitton S.E.	107,080	45,583
Natixis S.A.	360,005	1,452
Orange S.A.	774,386	12,209
Pernod Ricard S.A.	82,338	15,173
Peugeot S.A.	226,250	5,576
Publicis Groupe S.A.	82,229	4,342
Remy Cointreau S.A.	8,739	1,261
Renault S.A.	74,418	4,691
Safran S.A.	126,328	18,511
Sanofi	433,781	37,526
Sartorius Stedim Biotech	10,418	1,643
Schneider Electric S.E.	212,924	19,314
SCOR S.E.	64,534	2,832
SEB S.A.	8,543	1,536
SES S.A.	137,664	2,156
Societe BIC S.A.	9,321	711
Societe Generale S.A.	295,005	7,465
Sodexo S.A.	34,642	4,050
Suez	131,362	1,896
Teleperformance	22,556	4,520
Thales S.A.	41,143	5,083
TOTAL S.A.	917,197	51,318
Ubisoft Entertainment S.A.*	32,251	2,528
Unibail-Rodamco-Westfield	38,796	5,812
Unibail-Rodamco-Westfield - CDI	284,960	2,057
Valeo S.A.	92,776	3,018
Veolia Environnement S.A.	206,102	5,025
Vinci S.A.	196,239	20,120
Vivendi S.A.	352,538	9,717
Wendel S.A.	10,314	1,409
Worldline S.A./France(3) *	31,531	2,295

		605,659

Germany - 8.1%
1&1 Drillisch A.G.	19,048	634
adidas A.G.	69,710	21,521
Allianz S.E. (Registered)	163,444	39,392
Aroundtown S.A.	301,068	2,481
Axel Springer S.E.	17,721	1,249
BASF S.E.	354,862	25,779
Bayer A.G. (Registered)	360,143	25,015
Bayerische Motoren Werke A.G.	128,579	9,534
Beiersdorf A.G.	38,831	4,661
Brenntag A.G.	58,622	2,887
Carl Zeiss Meditec A.G. (Bearer)	15,649	1,544
Commerzbank A.G.	385,891	2,772
Continental A.G.	42,319	6,170
Covestro A.G.(3)	67,452	3,429
Daimler A.G. (Registered)	351,205	19,538
Delivery Hero S.E.(3) *	43,454	1,971
Deutsche Bank A.G. (Registered)	756,977	5,835
Deutsche Boerse A.G.	72,958	10,320
Deutsche Lufthansa A.G. (Registered)	91,100	1,561
Deutsche Post A.G. (Registered)	383,780	12,604
Deutsche Telekom A.G. (Registered)	1,285,383	22,244
Deutsche Wohnen S.E.	136,708	5,015
E.ON S.E.	843,032	9,156
Evonik Industries A.G.	72,967	2,125
Fraport A.G. Frankfurt Airport Services Worldwide	15,425	1,326
Fresenius Medical Care A.G. & Co. KGaA	83,192	6,526
Fresenius S.E. & Co. KGaA	160,081	8,673
GEA Group A.G.	59,307	1,685
Hannover Rueck S.E.	23,185	3,749
HeidelbergCement A.G.	58,273	4,714
Henkel A.G. & Co. KGaA	40,153	3,687
HOCHTIEF A.G.	9,612	1,171
HUGO BOSS A.G.	23,587	1,572
Infineon Technologies A.G.	482,304	8,523
Innogy S.E.	56,836	2,433
KION Group A.G.	24,129	1,521
Knorr-Bremse A.G.	18,874	2,102
LANXESS A.G.	32,556	1,935
Merck KGaA	50,099	5,242
METRO A.G.	65,940	1,206
MTU Aero Engines A.G.	19,980	4,767
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	57,844	14,517
Puma S.E.	31,210	2,081
RTL Group S.A.	13,865	711
RWE A.G.	211,346	5,210
SAP S.E.	379,096	52,111
Siemens A.G. (Registered)	295,254	35,095
Siemens Healthineers A.G.(3)	57,290	2,417

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%(1) continued
Germany - 8.1% continued
Symrise A.G.	49,895	$4,801
Telefonica Deutschland Holding A.G.	346,053	967
thyssenkrupp A.G.	156,902	2,295
TUI A.G. - CDI	167,529	1,643
Uniper S.E.	77,008	2,333
United Internet A.G. (Registered)	47,195	1,554
Volkswagen A.G.	12,763	2,193
Vonovia S.E.	191,039	9,124
Wirecard A.G.	45,397	7,639
Zalando S.E.(3) *	48,438	2,149

		445,109

Hong Kong - 3.8%
AIA Group Ltd.	4,661,886	50,398
ASM Pacific Technology Ltd.	124,500	1,276
Bank of East Asia (The) Ltd.	495,959	1,384
BOC Hong Kong Holdings Ltd.	1,421,108	5,599
CK Asset Holdings Ltd.	993,138	7,753
CK Hutchison Holdings Ltd.	1,036,138	10,194
CK Infrastructure Holdings Ltd.	251,353	2,048
CLP Holdings Ltd.	629,014	6,930
Dairy Farm International Holdings Ltd.	126,500	905
Galaxy Entertainment Group Ltd.	837,148	5,655
Hang Lung Properties Ltd.	777,501	1,851
Hang Seng Bank Ltd.	293,079	7,281
Henderson Land Development Co. Ltd.	558,929	3,084
HK Electric Investments & HK Electric Investments Ltd.	1,082,727	1,109
HKT Trust & HKT Ltd.	1,461,220	2,320
Hong Kong & China Gas Co. Ltd.	3,934,411	8,729
Hong Kong Exchanges & Clearing Ltd.	457,796	16,181
Hongkong Land Holdings Ltd.	454,700	2,933
Hysan Development Co. Ltd.	252,501	1,305
Jardine Matheson Holdings Ltd.	86,000	5,420
Jardine Strategic Holdings Ltd.	85,900	3,278
Kerry Properties Ltd.	237,203	997
Link REIT	809,271	9,954
Melco Resorts & Entertainment Ltd. ADR	80,454	1,747
MTR Corp. Ltd.	594,303	4,003
New World Development Co. Ltd.	2,352,447	3,666
NWS Holdings Ltd.	591,011	1,216
PCCW Ltd.	1,721,926	995
Power Assets Holdings Ltd.	536,317	3,856
Shangri-La Asia Ltd.	474,574	599
Sino Land Co. Ltd.	1,198,174	2,004
SJM Holdings Ltd.	816,572	930
Sun Hung Kai Properties Ltd.	617,258	10,483
Swire Pacific Ltd., Class A	191,551	2,357
Swire Properties Ltd.	442,187	1,787
Techtronic Industries Co. Ltd.	528,333	4,052
Vitasoy International Holdings Ltd.	288,000	1,383
WH Group Ltd.(3)	3,691,713	3,758
Wharf Holdings (The) Ltd.	466,766	1,234
Wharf Real Estate Investment Co. Ltd.	467,766	3,286
Wheelock & Co. Ltd.	308,021	2,212
Yue Yuen Industrial Holdings Ltd.	290,210	794

		206,946

Ireland - 0.7%
AerCap Holdings N.V.*	51,250	2,665
AIB Group PLC	318,193	1,305
Bank of Ireland Group PLC	372,983	1,955
CRH PLC	312,060	10,196
DCC PLC	37,801	3,380
Flutter Entertainment PLC	30,425	2,292
Irish Bank Resolution Corp. Ltd.(2) *	99,788	—
James Hardie Industries PLC - CDI	168,394	2,215
Kerry Group PLC, Class A	61,582	7,353
Kingspan Group PLC	59,477	3,230
Smurfit Kappa Group PLC	85,211	2,579

		37,170

Isle of Man - 0.0%
GVC Holdings PLC	225,357	1,866

Israel - 0.6%
Azrieli Group Ltd.	16,688	1,119
Bank Hapoalim B.M.	439,457	3,277
Bank Leumi Le-Israel B.M.	572,561	4,137
Check Point Software Technologies Ltd.*	47,823	5,529
CyberArk Software Ltd.*	14,400	1,841
Elbit Systems Ltd.	9,487	1,418
Israel Chemicals Ltd.	263,620	1,384
Israel Discount Bank Ltd., Class A	452,997	1,852
Mizrahi Tefahot Bank Ltd.*	56,338	1,303
Nice Ltd.*	23,545	3,222
Teva Pharmaceutical Industries Ltd. ADR*	421,401	3,890
Wix.com Ltd.*	17,780	2,527

		31,499

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%(1) continued
Italy - 2.0%
Assicurazioni Generali S.p.A.	421,860	$7,934
Atlantia S.p.A.	191,281	4,977
Davide Campari-Milano S.p.A.	221,287	2,166
Enel S.p.A.	3,138,444	21,929
Eni S.p.A.	977,513	16,192
Ferrari N.V.	23,010	3,714
Ferrari N.V.	24,132	3,919
FinecoBank Banca Fineco S.p.A.	200,877	2,241
Intesa Sanpaolo S.p.A.	5,721,079	12,243
Leonardo S.p.A.	152,678	1,935
Mediobanca Banca di Credito Finanziario S.p.A.	236,252	2,438
Moncler S.p.A.	70,847	3,029
Pirelli & C S.p.A.(3)	156,415	925
Poste Italiane S.p.A.(3)	196,779	2,073
Prysmian S.p.A.	92,270	1,904
Recordati S.p.A.	39,489	1,646
Snam S.p.A.	807,397	4,017
Telecom Italia S.p.A.*	3,534,548	1,930
Telecom Italia S.p.A. (RSP)	2,256,507	1,170
Tenaris S.A.	179,248	2,358
Terna Rete Elettrica Nazionale S.p.A.	551,812	3,516
UniCredit S.p.A.	771,858	9,502

		111,758

Japan - 23.3%
ABC-Mart, Inc.	12,900	842
Acom Co. Ltd.	163,800	591
Advantest Corp.	77,400	2,141
Aeon Co. Ltd.	253,400	4,359
AEON Financial Service Co. Ltd.	44,100	709
Aeon Mall Co. Ltd.	38,480	580
AGC, Inc.	139,700	6,295
AGC, Inc.	71,700	2,485
Air Water, Inc.	58,469	1,004
Aisin Seiki Co. Ltd.	64,500	2,217
Ajinomoto Co., Inc.	166,100	2,884
Alfresa Holdings Corp.	71,500	1,769
Alps Alpine Co. Ltd.	80,400	1,353
Amada Holdings Co. Ltd.	128,600	1,463
ANA Holdings, Inc.	45,100	1,495
Aozora Bank Ltd.	44,500	1,070
Asahi Intecc Co. Ltd.	73,000	1,805
Asahi Kasei Corp.	485,800	5,190
Astellas Pharma, Inc.	722,600	10,317
Bandai Namco Holdings, Inc.	77,100	3,749
Bank of Kyoto (The) Ltd.	20,894	810
Benesse Holdings, Inc.	27,900	650
Bridgestone Corp.	220,400	8,690
Brother Industries Ltd.	84,900	1,608
Calbee, Inc.	31,900	860
Canon, Inc.	389,500	11,408
Casio Computer Co. Ltd.	73,700	917
Central Japan Railway Co.	55,900	11,213
Chiba Bank (The) Ltd.	224,000	1,097
Chubu Electric Power Co., Inc.	249,700	3,507
Chugai Pharmaceutical Co. Ltd.	86,055	5,629
Chugoku Electric Power (The) Co., Inc.	105,700	1,334
Coca-Cola Bottlers Japan Holdings, Inc.	46,200	1,173
Concordia Financial Group Ltd.	405,100	1,512
Credit Saison Co. Ltd.	62,200	730
CyberAgent, Inc.	38,200	1,388
Dai Nippon Printing Co. Ltd.	91,700	1,965
Daicel Corp.	98,300	876
Daifuku Co. Ltd.	38,600	2,178
Dai-ichi Life Holdings, Inc.	414,700	6,274
Daiichi Sankyo Co. Ltd.	217,900	11,377
Daikin Industries Ltd.	95,700	12,526
Daito Trust Construction Co. Ltd.	27,700	3,526
Daiwa House Industry Co. Ltd.	217,400	6,349
Daiwa House REIT Investment Corp.	715	1,726
Daiwa Securities Group, Inc.	599,600	2,633
Denso Corp.	166,600	7,023
Dentsu, Inc.	83,518	2,924
Disco Corp.	10,700	1,765
East Japan Railway Co.	118,512	11,099
Eisai Co. Ltd.	96,800	5,462
Electric Power Development Co. Ltd.	54,600	1,239
FamilyMart UNY Holdings Co. Ltd.	95,600	2,279
FANUC Corp.	74,500	13,830
Fast Retailing Co. Ltd.	22,600	13,683
Fuji Electric Co. Ltd.	50,200	1,737
FUJIFILM Holdings Corp.	139,300	7,077
Fujitsu Ltd.	75,700	5,270
Fukuoka Financial Group, Inc.	66,700	1,226
GMO Payment Gateway, Inc.	15,900	1,096
Hakuhodo DY Holdings, Inc.	88,900	1,501
Hamamatsu Photonics K.K.	53,570	2,091
Hankyu Hanshin Holdings, Inc.	89,000	3,195

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%(1) continued
Japan - 23.3% continued
Hikari Tsushin, Inc.	7,900	$1,725
Hino Motors Ltd.	115,500	974
Hirose Electric Co. Ltd.	12,928	1,446
Hisamitsu Pharmaceutical Co., Inc.	21,700	859
Hitachi Chemical Co. Ltd.	38,800	1,055
Hitachi Construction Machinery Co. Ltd.	40,300	1,052
Hitachi High-Technologies Corp.	27,800	1,431
Hitachi Ltd.	371,400	13,650
Hitachi Metals Ltd.	84,400	956
Honda Motor Co. Ltd.	630,500	16,331
Hoshizaki Corp.	20,300	1,509
Hoya Corp.	146,500	11,253
Hulic Co. Ltd.	102,600	826
Idemitsu Kosan Co. Ltd.	77,988	2,371
IHI Corp.	55,200	1,335
Iida Group Holdings Co. Ltd.	58,364	944
Inpex Corp.	393,700	3,589
Isetan Mitsukoshi Holdings Ltd.	124,360	1,007
Isuzu Motors Ltd.	207,800	2,378
ITOCHU Corp.	516,900	9,895
Itochu Techno-Solutions Corp.	37,600	965
J Front Retailing Co. Ltd.	87,300	1,003
Japan Airlines Co. Ltd.	43,500	1,392
Japan Airport Terminal Co. Ltd.	20,600	883
Japan Exchange Group, Inc.	197,200	3,142
Japan Post Bank Co. Ltd.	153,600	1,558
Japan Post Holdings Co. Ltd.	613,400	6,950
Japan Prime Realty Investment Corp.	314	1,360
Japan Real Estate Investment Corp.	519	3,158
Japan Retail Fund Investment Corp.	993	2,008
Japan Tobacco, Inc.	463,300	10,239
JFE Holdings, Inc.	189,700	2,793
JGC Corp.	87,200	1,201
JSR Corp.	73,700	1,167
JTEKT Corp.	81,800	995
JXTG Holdings, Inc.	1,236,897	6,181
Kajima Corp.	178,500	2,455
Kakaku.com, Inc.	53,700	1,039
Kamigumi Co. Ltd.	42,200	1,000
Kaneka Corp.	18,500	697
Kansai Electric Power (The) Co., Inc.	270,400	3,102
Kansai Paint Co. Ltd.	65,700	1,381
Kao Corp.	189,400	14,449
Kawasaki Heavy Industries Ltd.	52,600	1,248
KDDI Corp.	685,300	17,459
Keihan Holdings Co. Ltd.	35,800	1,562
Keikyu Corp.	85,700	1,478
Keio Corp.	40,600	2,674
Keisei Electric Railway Co. Ltd.	48,800	1,780
Keyence Corp.	35,178	21,618
Kikkoman Corp.	56,900	2,481
Kintetsu Group Holdings Co. Ltd.	65,100	3,120
Kirin Holdings Co. Ltd.	316,500	6,831
Kobayashi Pharmaceutical Co. Ltd.	18,600	1,334
Kobe Steel Ltd.	122,400	803
Koito Manufacturing Co. Ltd.	39,714	2,126
Komatsu Ltd.	355,600	8,617
Konami Holdings Corp.	35,900	1,685
Konica Minolta, Inc.	169,100	1,648
Kose Corp.	13,000	2,187
Kubota Corp.	405,600	6,763
Kuraray Co. Ltd.	119,800	1,434
Kurita Water Industries Ltd.	39,100	974
Kyocera Corp.	123,500	8,082
Kyowa Hakko Kirin Co. Ltd.	91,600	1,651
Kyushu Electric Power Co., Inc.	142,900	1,402
Kyushu Railway Co.	60,200	1,758
Lawson, Inc.	18,700	897
LINE Corp.*	23,400	655
Lion Corp.	84,200	1,571
LIXIL Group Corp.	100,300	1,591
M3, Inc.	166,300	3,047
Makita Corp.	87,100	2,968
Marubeni Corp.	606,800	4,026
Marui Group Co. Ltd.	73,000	1,488
Maruichi Steel Tube Ltd.	22,200	618
Mazda Motor Corp.	216,500	2,267
McDonald’s Holdings Co. Japan Ltd.	25,300	1,116
Mebuki Financial Group, Inc.	326,210	852
Medipal Holdings Corp.	73,400	1,624
MEIJI Holdings Co. Ltd.	44,426	3,177
Mercari, Inc.*	28,900	769
MINEBEA MITSUMI, Inc.	136,900	2,329
MISUMI Group, Inc.	112,300	2,830
Mitsubishi Chemical Holdings Corp.	494,300	3,459
Mitsubishi Corp.	523,500	13,820
Mitsubishi Electric Corp.	702,100	9,280

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%(1) continued
Japan - 23.3% continued
Mitsubishi Estate Co. Ltd.	454,000	$8,469
Mitsubishi Gas Chemical Co., Inc.	62,100	830
Mitsubishi Heavy Industries Ltd.	124,600	5,432
Mitsubishi Materials Corp.	44,700	1,274
Mitsubishi Motors Corp.	250,700	1,205
Mitsubishi Tanabe Pharma Corp.	83,400	932
Mitsubishi UFJ Financial Group, Inc.	4,751,295	22,714
Mitsubishi UFJ Lease & Finance Co. Ltd.	157,200	836
Mitsui & Co. Ltd.	644,200	10,507
Mitsui Chemicals, Inc.	68,400	1,699
Mitsui Fudosan Co. Ltd.	342,600	8,319
Mitsui OSK Lines Ltd.	41,400	994
Mizuho Financial Group, Inc.	9,319,589	13,521
MonotaRO Co. Ltd.	47,600	1,165
MS&AD Insurance Group Holdings, Inc.	181,643	5,776
Murata Manufacturing Co. Ltd.	221,891	10,007
Nabtesco Corp.	42,099	1,176
Nagoya Railroad Co. Ltd.	68,400	1,894
NEC Corp.	95,900	3,779
Nexon Co. Ltd.*	190,200	2,761
NGK Insulators Ltd.	98,300	1,437
NGK Spark Plug Co. Ltd.	63,000	1,186
NH Foods Ltd.	33,500	1,437
Nidec Corp.	86,000	11,801
Nikon Corp.	121,200	1,718
Nintendo Co. Ltd.	43,600	16,029
Nippon Building Fund, Inc.	528	3,615
Nippon Electric Glass Co. Ltd.	33,000	838
Nippon Express Co. Ltd.	31,100	1,658
Nippon Paint Holdings Co. Ltd.	55,900	2,174
Nippon Prologis REIT, Inc.	663	1,530
Nippon Steel Corp.	310,961	5,348
Nippon Telegraph & Telephone Corp.	249,756	11,639
Nippon Yusen K.K.	60,100	967
Nissan Chemical Corp.	49,900	2,253
Nissan Motor Co. Ltd.	888,900	6,358
Nisshin Seifun Group, Inc.	75,405	1,719
Nissin Foods Holdings Co. Ltd.	23,700	1,525
Nitori Holdings Co. Ltd.	30,900	4,100
Nitto Denko Corp.	61,100	3,009
Nomura Holdings, Inc.	1,291,900	4,589
Nomura Real Estate Holdings, Inc.	49,200	1,059
Nomura Real Estate Master Fund, Inc.	1,586	2,439
Nomura Research Institute Ltd.	128,322	2,062
NSK Ltd.	136,800	1,229
NTT Data Corp.	247,900	3,309
NTT DOCOMO, Inc.	517,500	12,078
Obayashi Corp.	246,900	2,448
Obic Co. Ltd.	24,700	2,804
Odakyu Electric Railway Co. Ltd.	115,800	2,837
Oji Holdings Corp.	325,000	1,883
Olympus Corp.	447,600	4,990
Omron Corp.	75,300	3,945
Ono Pharmaceutical Co. Ltd.	147,400	2,647
Oracle Corp. Japan	15,100	1,107
Oriental Land Co. Ltd.	76,700	9,509
ORIX Corp.	509,400	7,615
Osaka Gas Co. Ltd.	146,400	2,554
Otsuka Corp.	38,900	1,568
Otsuka Holdings Co. Ltd.	150,215	4,909
Pan Pacific International Holdings Corp.	42,900	2,727
Panasonic Corp.	849,800	7,096
Park24 Co. Ltd.	42,800	999
PeptiDream, Inc.*	36,400	1,866
Persol Holdings Co. Ltd.	66,100	1,557
Pigeon Corp.	43,700	1,763
Pola Orbis Holdings, Inc.	36,100	1,011
Rakuten, Inc.	337,300	4,023
Recruit Holdings Co. Ltd.	458,500	15,328
Renesas Electronics Corp.*	290,100	1,445
Resona Holdings, Inc.	810,410	3,387
Ricoh Co. Ltd.	252,700	2,529
Rinnai Corp.	13,300	847
Rohm Co. Ltd.	35,600	2,403
Ryohin Keikaku Co. Ltd.	9,100	1,647
Sankyo Co. Ltd.	16,600	602
Santen Pharmaceutical Co. Ltd.	139,800	2,321
SBI Holdings, Inc.	88,760	2,203
Secom Co. Ltd.	80,700	6,939
Sega Sammy Holdings, Inc.	67,300	819
Seibu Holdings, Inc.	77,500	1,295
Seiko Epson Corp.	104,600	1,659
Sekisui Chemical Co. Ltd.	145,300	2,187
Sekisui House Ltd.	243,700	4,022
Seven & i Holdings Co. Ltd.	289,300	9,806
Seven Bank Ltd.	237,700	623
SG Holdings Co. Ltd.	56,000	1,589

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%(1) continued
Japan - 23.3% continued
Sharp Corp.	87,200	$960
Shimadzu Corp.	84,400	2,076
Shimamura Co. Ltd.	8,600	644
Shimano, Inc.	28,700	4,264
Shimizu Corp.	230,300	1,917
Shin-Etsu Chemical Co. Ltd.	141,100	13,174
Shinsei Bank Ltd.	62,100	967
Shionogi & Co. Ltd.	103,700	5,988
Shiseido Co. Ltd.	154,600	11,677
Shizuoka Bank (The) Ltd.	180,700	1,335
Showa Denko K.K.	51,500	1,527
SMC Corp.	22,000	8,237
Softbank Corp.	643,400	8,351
SoftBank Group Corp.	637,000	30,696
Sohgo Security Services Co. Ltd.	27,100	1,252
Sompo Holdings, Inc.	130,245	5,041
Sony Corp.	490,500	25,628
Sony Financial Holdings, Inc.	59,000	1,420
Stanley Electric Co. Ltd.	48,900	1,206
Subaru Corp.	236,400	5,759
SUMCO Corp.	97,500	1,167
Sumitomo Chemical Co. Ltd.	563,800	2,623
Sumitomo Corp.	460,800	6,995
Sumitomo Dainippon Pharma Co. Ltd.	63,600	1,208
Sumitomo Electric Industries Ltd.	291,700	3,838
Sumitomo Heavy Industries Ltd.	41,900	1,445
Sumitomo Metal Mining Co. Ltd.	91,600	2,746
Sumitomo Mitsui Financial Group, Inc.	513,542	18,185
Sumitomo Mitsui Trust Holdings, Inc.	128,019	4,650
Sumitomo Realty & Development Co. Ltd.	129,700	4,638
Sumitomo Rubber Industries Ltd.	67,100	778
Sundrug Co. Ltd.	28,800	780
Suntory Beverage & Food Ltd.	55,400	2,405
Suzuken Co. Ltd.	26,836	1,577
Suzuki Motor Corp.	142,300	6,698
Sysmex Corp.	64,298	4,200
T&D Holdings, Inc.	221,100	2,412
Taiheiyo Cement Corp.	45,100	1,368
Taisei Corp.	78,500	2,857
Taisho Pharmaceutical Holdings Co. Ltd.	14,000	1,078
Taiyo Nippon Sanso Corp.	50,900	1,079
Takeda Pharmaceutical Co. Ltd.	573,866	20,398
TDK Corp.	50,600	3,934
Teijin Ltd.	66,000	1,127
Terumo Corp.	250,300	7,474
THK Co. Ltd.	47,300	1,137
Tobu Railway Co. Ltd.	73,200	2,137
Toho Co. Ltd.	45,200	1,924
Toho Gas Co. Ltd.	28,000	1,032
Tohoku Electric Power Co., Inc.	161,800	1,639
Tokio Marine Holdings, Inc.	251,100	12,602
Tokyo Century Corp.	16,600	703
Tokyo Electric Power Co. Holdings, Inc.*	590,400	3,085
Tokyo Electron Ltd.	60,400	8,493
Tokyo Gas Co. Ltd.	148,300	3,489
Tokyu Corp.	194,400	3,444
Tokyu Fudosan Holdings Corp.	229,300	1,268
Toppan Printing Co. Ltd.	93,300	1,414
Toray Industries, Inc.	536,700	4,089
Toshiba Corp.	215,100	6,701
Tosoh Corp.	96,600	1,363
TOTO Ltd.	53,700	2,127
Toyo Seikan Group Holdings Ltd.	56,400	1,122
Toyo Suisan Kaisha Ltd.	33,700	1,385
Toyoda Gosei Co. Ltd.	24,800	485
Toyota Industries Corp.	57,300	3,161
Toyota Motor Corp.	881,044	54,761
Toyota Tsusho Corp.	84,200	2,558
Trend Micro, Inc.	49,000	2,189
Tsuruha Holdings, Inc.	13,800	1,277
Unicharm Corp.	155,300	4,686
United Urban Investment Corp.	1,090	1,826
USS Co. Ltd.	85,100	1,680
Welcia Holdings Co. Ltd.	17,700	722
West Japan Railway Co.	63,100	5,119
Yahoo Japan Corp.	1,111,200	3,266
Yakult Honsha Co. Ltd.	46,600	2,743
Yamada Denki Co. Ltd.	240,090	1,063
Yamaha Corp.	55,700	2,652
Yamaha Motor Co. Ltd.	105,400	1,879
Yamato Holdings Co. Ltd.	119,900	2,443
Yamazaki Baking Co. Ltd.	50,305	761
Yaskawa Electric Corp.	94,800	3,241
Yokogawa Electric Corp.	87,000	1,710

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%(1) continued
Japan - 23.3% continued
Yokohama Rubber (The) Co. Ltd.	46,900	$864
ZOZO, Inc.	75,800	1,423

		1,278,921

Macau - 0.1%
MGM China Holdings Ltd.	355,716	606
Sands China Ltd.	932,299	4,469
Wynn Macau Ltd.	582,146	1,308

		6,383

Mexico - 0.0%
Fresnillo PLC	80,145	887

Netherlands - 4.9%
ABN AMRO Group N.V. - CVA(3)	165,713	3,546
Adyen N.V.(3) *	4,058	3,133
Aegon N.V.	720,173	3,586
Akzo Nobel N.V.	88,169	8,287
ArcelorMittal	256,570	4,594
ASML Holding N.V.	164,111	34,310
EXOR N.V.	42,686	2,983
Heineken Holding N.V.	44,533	4,675
Heineken N.V.	99,505	11,107
ING Groep N.V.	1,505,008	17,452
Koninklijke Ahold Delhaize N.V.	459,212	10,328
Koninklijke DSM N.V.	70,847	8,760
Koninklijke KPN N.V.	1,377,824	4,231
Koninklijke Philips N.V.	358,707	15,581
Koninklijke Vopak N.V.	26,423	1,221
NN Group N.V.	121,313	4,884
NXP Semiconductors N.V.	114,074	11,135
QIAGEN N.V.*	88,304	3,587
Randstad N.V.	46,201	2,538
Royal Dutch Shell PLC, Class A	1,707,880	55,924
Royal Dutch Shell PLC, Class B	1,444,903	47,131
Wolters Kluwer N.V.	107,756	7,845

		266,838

New Zealand - 0.2%
a2 Milk Co. Ltd.*	278,619	2,752
Auckland International Airport Ltd.	368,151	2,439
Fisher & Paykel Healthcare Corp. Ltd.	216,056	2,246
Fletcher Building Ltd.	348,058	1,130
Meridian Energy Ltd.	483,270	1,544
Ryman Healthcare Ltd.	162,659	1,285
Spark New Zealand Ltd.	685,894	1,844

		13,240

Norway - 0.7%
Aker BP ASA	42,382	1,222
DNB ASA	369,484	6,873
Equinor ASA	387,518	7,678
Gjensidige Forsikring ASA	74,603	1,502
Mowi ASA	171,999	4,022
Norsk Hydro ASA	508,236	1,824
Orkla ASA	295,240	2,623
Schibsted ASA, Class B	36,657	958
Telenor ASA	285,130	6,059
Yara International ASA	69,005	3,349

		36,110

Portugal - 0.2%
Banco Espirito Santo S.A. (Registered)(2) *	882,815	—
EDP - Energias de Portugal S.A.	968,603	3,684
Galp Energia SGPS S.A.	195,688	3,017
Jeronimo Martins SGPS S.A.	97,040	1,563

		8,264

Russia - 0.0%
Evraz PLC	195,898	1,661

Singapore - 1.3%
Ascendas Real Estate Investment Trust	944,979	2,180
CapitaLand Commercial Trust	969,536	1,555
CapitaLand Ltd.	971,850	2,536
CapitaLand Mall Trust	1,008,400	1,963
City Developments Ltd.	186,100	1,307
ComfortDelGro Corp. Ltd.	832,300	1,637
DBS Group Holdings Ltd.	694,570	13,333
Genting Singapore Ltd.	2,306,980	1,570
Golden Agri-Resources Ltd.	2,292,592	492
Jardine Cycle & Carriage Ltd.	38,773	1,040
Keppel Corp. Ltd.	562,750	2,779
Oversea-Chinese Banking Corp. Ltd.	1,265,860	10,703
SATS Ltd.	273,200	1,056
Sembcorp Industries Ltd.	380,644	680
Singapore Airlines Ltd.	204,134	1,401
Singapore Exchange Ltd.	299,000	1,754
Singapore Press Holdings Ltd.	609,295	1,101
Singapore Technologies Engineering Ltd.	595,600	1,826
Singapore Telecommunications Ltd.	3,132,525	8,118
Suntec Real Estate Investment Trust	746,400	1,071
United Overseas Bank Ltd.	489,049	9,449
UOL Group Ltd.	174,180	972

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%(1) continued
Singapore - 1.3% continued
Venture Corp. Ltd.	104,200	$1,255
Wilmar International Ltd.	724,700	1,986

		71,764

South Africa - 0.0%
Investec PLC	255,784	1,663

Spain - 2.9%
ACS Actividades de Construccion y Servicios S.A.	96,672	3,860
Aena S.M.E. S.A.(3)	26,186	5,190
Amadeus IT Group S.A.	168,715	13,352
Banco Bilbao Vizcaya Argentaria S.A.	2,582,085	14,440
Banco de Sabadell S.A.	2,128,606	2,209
Banco Santander S.A.	6,267,786	29,132
Bankia S.A.	460,031	1,087
Bankinter S.A.	263,798	1,817
CaixaBank S.A.	1,379,973	3,952
Cellnex Telecom S.A.(3) *	75,101	2,780
Enagas S.A.	87,657	2,342
Endesa S.A.	122,083	3,141
Ferrovial S.A.	186,638	4,778
Grifols S.A.	115,535	3,414
Iberdrola S.A.	2,261,485	22,558
Industria de Diseno Textil S.A.	423,335	12,719
Mapfre S.A.	410,543	1,202
Naturgy Energy Group S.A.	114,612	3,157
Red Electrica Corp. S.A.	166,396	3,464
Repsol S.A.	544,323	8,533
Siemens Gamesa Renewable Energy S.A.	88,677	1,474
Telefonica S.A.	1,810,905	14,871

		159,472

Sweden - 2.5%
Alfa Laval AB	123,101	2,686
Assa Abloy AB, Class B	384,851	8,712
Atlas Copco AB, Class A	257,932	8,245
Atlas Copco AB, Class B	149,588	4,292
Boliden AB	105,808	2,706
Electrolux AB, Class B	87,680	2,241
Epiroc AB, Class A	255,424	2,660
Epiroc AB, Class B	156,386	1,549
Essity AB, Class B	232,981	7,161
Hennes & Mauritz AB, Class B	310,278	5,507
Hexagon AB, Class B	100,694	5,592
Husqvarna AB, Class B	159,603	1,493
ICA Gruppen AB	35,647	1,533
Industrivarden AB, Class C	66,021	1,463
Investor AB, Class B	174,527	8,385
Kinnevik AB, Class B	93,953	2,446
L E Lundbergforetagen AB, Class B	27,472	1,028
Lundin Petroleum AB	70,937	2,208
Millicom International Cellular S.A. SDR	24,832	1,397
Sandvik AB	434,268	7,979
Securitas AB, Class B	117,617	2,064
Skandinaviska Enskilda Banken AB, Class A	622,977	5,764
Skanska AB, Class B	131,076	2,367
SKF AB, Class B	144,302	2,654
Svenska Handelsbanken AB, Class A	591,225	5,853
Swedbank AB, Class A	348,995	5,241
Swedish Match AB	67,737	2,863
Tele2 AB, Class B	192,849	2,817
Telefonaktiebolaget LM Ericsson, Class B	1,192,761	11,320
Telia Co. AB	1,073,834	4,771
Volvo AB, Class B	576,723	9,153

		134,150

Switzerland - 9.5%
ABB Ltd. (Registered)	708,682	14,231
Adecco Group A.G. (Registered)	60,041	3,608
Alcon, Inc.*	168,409	10,416
Baloise Holding A.G. (Registered)	18,853	3,340
Barry Callebaut A.G. (Registered)	832	1,669
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	413	3,005
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	40	3,255
Cie Financiere Richemont S.A. (Registered)	202,415	17,180
Clariant A.G. (Registered)*	73,924	1,503
Coca-Cola HBC A.G. - CDI*	77,034	2,915
Credit Suisse Group A.G. (Registered)*	983,420	11,800
Dufry A.G. (Registered)*	16,827	1,425
EMS-Chemie Holding A.G. (Registered)	3,134	2,034
Geberit A.G. (Registered)	14,257	6,661
Givaudan S.A. (Registered)	3,549	10,020
Glencore PLC*	4,281,986	14,900
Julius Baer Group Ltd.*	87,903	3,922
Kuehne + Nagel International A.G. (Registered)	20,954	3,111

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%(1) continued
Switzerland - 9.5% continued
LafargeHolcim Ltd. (Registered)*	53,665	$2,626
LafargeHolcim Ltd. (Registered)*	139,020	6,790
Lonza Group A.G. (Registered)*	28,649	9,668
Nestle S.A. (Registered)	1,180,976	122,265
Novartis A.G. (Registered)	836,672	76,528
Pargesa Holding S.A. (Bearer)	14,177	1,093
Partners Group Holding A.G.	7,255	5,701
Roche Holding A.G. (Genusschein)	271,132	76,287
Schindler Holding A.G. (Participation Certificate)	16,021	3,567
Schindler Holding A.G. (Registered)	7,646	1,670
SGS S.A. (Registered)	2,078	5,295
Sika A.G. (Registered)	49,186	8,395
Sonova Holding A.G. (Registered)	21,383	4,867
STMicroelectronics N.V.	263,669	4,678
Straumann Holding A.G. (Registered)	4,056	3,579
Swatch Group (The) A.G. (Bearer)	11,220	3,221
Swatch Group (The) A.G. (Registered)	20,514	1,111
Swiss Life Holding A.G. (Registered)	13,145	6,515
Swiss Prime Site A.G. (Registered)*	29,176	2,547
Swiss Re A.G.	118,170	12,014
Swisscom A.G. (Registered)	9,985	5,013
Temenos A.G. (Registered)*	24,706	4,424
UBS Group A.G. (Registered)*	1,491,620	17,727
Vifor Pharma A.G.	17,686	2,556
Zurich Insurance Group A.G.	58,312	20,305

		523,437

United Arab Emirates - 0.0%
NMC Health PLC	35,048	1,070

United Kingdom - 14.6%
3i Group PLC	376,100	5,326
Admiral Group PLC	71,250	2,002
Anglo American PLC	409,532	11,714
Ashtead Group PLC	181,496	5,205
Associated British Foods PLC	138,083	4,328
AstraZeneca PLC	488,990	39,918
Auto Trader Group PLC(3)	360,166	2,510
Aviva PLC	1,499,895	7,955
BAE Systems PLC	1,227,109	7,739
Barclays PLC	6,636,324	12,650
Barratt Developments PLC	385,906	2,810
Berkeley Group Holdings (The) PLC	46,227	2,192
BP PLC	7,816,418	54,624
British American Tobacco PLC	884,816	30,884
British Land (The) Co. PLC	340,666	2,331
BT Group PLC	3,235,886	8,088
Bunzl PLC	129,876	3,432
Burberry Group PLC	160,129	3,799
Centrica PLC	2,157,544	2,405
CNH Industrial N.V.	395,168	4,042
Coca-Cola European Partners PLC	91,543	5,172
Compass Group PLC	613,878	14,712
Croda International PLC	48,888	3,179
Diageo PLC	934,242	40,232
Direct Line Insurance Group PLC	529,263	2,230
easyJet PLC	57,754	700
Experian PLC	349,625	10,614
Ferguson PLC	89,164	6,355
Fiat Chrysler Automobiles N.V.	246,814	3,411
Fiat Chrysler Automobiles N.V.	170,893	2,378
G4S PLC	624,018	1,653
GlaxoSmithKline PLC	1,916,374	38,361
Halma PLC	147,191	3,784
Hargreaves Lansdown PLC	112,265	2,739
HSBC Holdings PLC	7,732,727	64,515
Imperial Brands PLC	370,909	8,709
Informa PLC	483,122	5,129
InterContinental Hotels Group PLC	67,205	4,423
Intertek Group PLC	62,669	4,390
ITV PLC	1,376,169	1,888
J Sainsbury PLC	690,914	1,719
John Wood Group PLC	256,856	1,484
Johnson Matthey PLC	76,554	3,247
Kingfisher PLC	806,241	2,203
Land Securities Group PLC	271,801	2,879
Legal & General Group PLC	2,287,137	7,829
Lloyds Banking Group PLC	27,527,697	19,824
London Stock Exchange Group PLC	120,331	8,384
Marks & Spencer Group PLC	739,148	1,983
Meggitt PLC	291,130	1,940
Melrose Industries PLC	1,872,462	4,310
Merlin Entertainments PLC(3)	286,598	1,635
Micro Focus International PLC	133,681	3,511
Mondi PLC	145,402	3,316
National Grid PLC	1,314,586	13,970
Next PLC	52,528	3,687
Ocado Group PLC*	175,523	2,602
Pearson PLC	305,410	3,182

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%(1) continued
United Kingdom - 14.6% continued
Persimmon PLC	123,656	$3,136
Prudential PLC	1,000,797	21,798
Reckitt Benckiser Group PLC	273,082	21,581
RELX PLC	755,923	18,372
Rentokil Initial PLC	716,067	3,618
Rio Tinto Ltd.	144,233	10,525
Rio Tinto PLC	439,883	27,139
Rolls-Royce Holdings PLC*	662,818	7,093
Royal Bank of Scotland Group PLC	1,848,785	5,162
RSA Insurance Group PLC	397,663	2,920
Sage Group (The) PLC	424,496	4,331
Schroders PLC	46,464	1,802
Segro PLC	423,832	3,931
Severn Trent PLC	91,223	2,374
Smith & Nephew PLC	336,037	7,292
Smiths Group PLC	152,829	3,042
Spirax-Sarco Engineering PLC	28,620	3,339
SSE PLC	396,932	5,662
St. James’s Place PLC	202,216	2,825
Standard Chartered PLC	1,093,867	9,954
Standard Life Aberdeen PLC	950,249	3,559
Taylor Wimpey PLC	1,245,139	2,495
Tesco PLC	3,799,003	10,960
Unilever N.V. - CVA	561,851	34,225
Unilever PLC	428,118	26,585
United Utilities Group PLC	262,484	2,612
Vodafone Group PLC	10,332,816	16,949
Weir Group (The) PLC	101,222	1,988
Whitbread PLC	69,213	4,071
Wm Morrison Supermarkets PLC	918,019	2,348
WPP PLC	487,187	6,145

		804,066

United States - 0.1%
Carnival PLC	64,570	2,875

Total Common Stocks (Cost $4,326,942)		5,366,698

PREFERRED STOCKS - 0.5%(1)
Germany - 0.5%
Bayerische Motoren Werke A.G., 6.33%(4)	21,045	1,307
FUCHS PETROLUB S.E., 2.71%(4)	28,177	1,108
Henkel A.G. & Co. KGaA, 2.13%(4)	68,387	6,693
Porsche Automobil Holding S.E., 3.81%(4)	59,072	3,838
Sartorius A.G., 0.34%(4)	13,559	2,780
Volkswagen A.G., 3.23%(4)	72,015	12,136

		27,862

Total Preferred Stocks (Cost $23,672)		27,862

RIGHTS - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A.*	96,672	152
Repsol S.A.*	544,323	302

		454

Total Rights (Cost $468)		454

INVESTMENT COMPANIES - 0.7%
iShares Core MSCI EAFE ETF	277,500	17,038
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.22%(5) (6)	22,932,951	22,933

Total Investment Companies (Cost $38,763)		39,971

Total Investments - 98.9% (Cost $4,389,845)		5,434,985

Other Assets less Liabilities - 1.1%		59,410

NET ASSETS - 100.0%		$5,494,395

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2019 is disclosed.
*	Non-Income Producing Security

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

CDI - CREST Depository Interest

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Citibank	United States Dollar	3,000	British Pound	2,386	9/18/19	$41
Citibank	United States Dollar	8,149	Euro	7,194	9/18/19	84
Citibank	United States Dollar	77	Hong Kong Dollar	605	9/18/19	— *
Citibank	United States Dollar	301	Japanese Yen	32,389	9/18/19	1
Citibank	United States Dollar	270	Norwegian Krone	2,325	9/18/19	3
Citibank	United States Dollar	310	Singapore Dollar	422	9/18/19	3
Citibank	United States Dollar	351	Swedish Krona	3,288	9/18/19	5
Goldman Sachs	United States Dollar	1,160	Euro	1,015	9/18/19	1
Goldman Sachs	United States Dollar	135	New Zealand Dollar	205	9/18/19	3
JPMorgan Chase	United States Dollar	458	Australian Dollar	657	9/18/19	5
JPMorgan Chase	United States Dollar	4,000	Japanese Yen	430,394	9/18/19	16

Subtotal Appreciation						162

Goldman Sachs	Danish Krone	877	United States Dollar	134	9/18/19	(1)
Morgan Stanley	Swiss Franc	82	United States Dollar	83	9/18/19	(1)
Toronto-Dominion Bank	United States Dollar	5,179	British Pound	4,052	9/18/19	(14)
Subtotal Depreciation						(16)

Total						$146

*	Amount rounds to less than one thousand.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Euro Stoxx 50 (Euro)	886	$34,919	Long	9/19	$968
FTSE 100 Index (British Pound)	167	15,628	Long	9/19	158
Hang Seng Index (Hong Kong Dollar)	19	3,467	Long	7/19	13
SPI 200 Index (Australian Dollar)	70	8,058	Long	9/19	88
Topix Index (Japanese Yen)	147	21,147	Long	9/19	359

Total					$1,586

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	5.4%
Consumer Discretionary	11.1
Consumer Staples	11.6
Energy	5.5
Financials	19.2
Health Care	11.1
Industrials	14.8
Information Technology	6.7
Materials	7.3
Real Estate	3.6
Utilities	3.7

Total	100.0%

At June 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.4%
Japanese Yen	23.6
British Pound	16.7
Swiss Franc	9.2
Australian Dollar	7.1
All other currencies less than 5%	12.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued	JUNE 30, 2019 (UNAUDITED)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
China	$1,722	$1,060	$—	$2,782
Germany	67,263	377,846	—	445,109
Hong Kong	1,747	205,199	—	206,946
Ireland	2,665	34,505	—	37,170
Israel	13,787	17,712	—	31,499
Italy	39,314	72,444	—	111,758
Netherlands	11,135	255,703	—	266,838
United Kingdom	8,583	795,483	—	804,066
All Other Countries(1)	—	3,460,530	—	3,460,530

Total Common Stocks	146,216	5,220,482	—	5,366,698

Preferred Stocks(1)	3,888	23,974	—	27,862
Rights(1)	454	—	—	454
Investment Companies	39,971	—	—	39,971

Total Investments	$190,529	$5,244,456	$—	$5,434,985

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$162	$—	$162
Futures Contracts	1,586	—	—	1,586
Liabilities
Forward Foreign Currency Exchange Contracts	—	(16)	—	(16)

Total Other Financial Instruments	$1,586	$146	$—	$1,732

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$21,583	$93,830	$92,480	$87	$22,933	22,932,951

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc.*	78,304	$5,028
Teledyne Technologies, Inc.*	47,940	13,129
Woodward, Inc.	73,981	8,372

		26,529

Apparel & Textile Products - 0.8%
Carter’s, Inc.	59,892	5,842
Deckers Outdoor Corp.*	38,565	6,786
Skechers U.S.A., Inc., Class A*	178,005	5,605

		18,233

Asset Management - 1.1%
Eaton Vance Corp.	151,143	6,519
Federated Investors, Inc., Class B	127,812	4,154
Janus Henderson Group PLC	216,851	4,640
Legg Mason, Inc.	114,719	4,391
Stifel Financial Corp.	93,764	5,538

		25,242

Automotive - 1.3%
Adient PLC	115,684	2,807
Dana, Inc.	189,808	3,785
Delphi Technologies PLC	115,907	2,318
Gentex Corp.	338,838	8,339
Goodyear Tire & Rubber (The) Co.	307,430	4,704
ITT, Inc.	116,323	7,617
Visteon Corp.*	37,397	2,191

		31,761

Banking - 7.3%
Associated Banc-Corp	217,574	4,600
BancorpSouth Bank	122,003	3,543
Bank of Hawaii Corp.	54,148	4,489
Bank OZK	160,042	4,816
Cathay General Bancorp	101,216	3,635
Chemical Financial Corp.	94,634	3,890
Commerce Bancshares, Inc.	130,135	7,764
Cullen/Frost Bankers, Inc.	83,769	7,846
East West Bancorp, Inc.	192,882	9,021
First Financial Bankshares, Inc.	179,576	5,529
First Horizon National Corp.	417,999	6,241
FNB Corp.	429,614	5,057
Fulton Financial Corp.	222,760	3,647
Hancock Whitney Corp.	113,440	4,544
Home BancShares, Inc.	205,466	3,957
International Bancshares Corp.	72,153	2,721
New York Community Bancorp, Inc.	618,677	6,174
PacWest Bancorp	157,494	6,115
Pinnacle Financial Partners, Inc.	95,883	5,511
Prosperity Bancshares, Inc.	87,854	5,803
Signature Bank	72,948	8,815
Sterling Bancorp	277,748	5,910
Synovus Financial Corp.	208,746	7,306
TCF Financial Corp.	217,097	4,513
Texas Capital Bancshares, Inc.*	66,508	4,082
Trustmark Corp.	85,223	2,834
UMB Financial Corp.	58,457	3,848
Umpqua Holdings Corp.	291,720	4,840
United Bankshares, Inc.	135,190	5,014
Valley National Bancorp	439,501	4,738
Washington Federal, Inc.	106,307	3,713
Webster Financial Corp.	122,190	5,837
Wintrust Financial Corp.	75,284	5,508

		171,861

Biotechnology & Pharmaceuticals - 0.8%
Exelixis, Inc.*	399,741	8,542
Ligand Pharmaceuticals, Inc.*	25,981	2,966
Mallinckrodt PLC*	110,549	1,015
Prestige Consumer Healthcare, Inc.*	68,115	2,158
United Therapeutics Corp.*	57,891	4,519

		19,200

Chemicals - 2.7%
Ashland Global Holdings, Inc.	82,912	6,630
Cabot Corp.	77,527	3,699
Chemours (The) Co.	217,238	5,214
Ingevity Corp.*	55,459	5,832
Minerals Technologies, Inc.	46,677	2,498
NewMarket Corp.	11,547	4,630
Olin Corp.	218,300	4,783
PolyOne Corp.	102,862	3,229
RPM International, Inc.	173,646	10,611
Sensient Technologies Corp.	55,987	4,114
Valvoline, Inc.	249,110	4,865
Versum Materials, Inc.	144,458	7,451

		63,556

Commercial Services - 1.2%
ASGN, Inc.*	69,715	4,225
Brink’s (The) Co.	66,135	5,369
Healthcare Services Group, Inc.	97,696	2,962
Insperity, Inc.	49,733	6,074

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Commercial Services - 1.2% continued
ManpowerGroup, Inc.	79,255	$7,656
Sotheby’s*	43,550	2,532

		28,818

Construction Materials - 1.4%
Carlisle Cos., Inc.	75,579	10,612
Eagle Materials, Inc.	58,450	5,418
Louisiana-Pacific Corp.	163,418	4,285
MDU Resources Group, Inc.	262,186	6,765
Trex Co., Inc.*	77,504	5,557

		32,637

Consumer Products - 2.3%
Boston Beer (The) Co., Inc., Class A*	11,627	4,392
Edgewell Personal Care Co.*	71,651	1,931
Energizer Holdings, Inc.	84,178	3,253
Flowers Foods, Inc.	244,343	5,686
Hain Celestial Group (The), Inc.*	118,524	2,596
Helen of Troy Ltd.*	33,143	4,328
Ingredion, Inc.	88,255	7,280
Lancaster Colony Corp.	25,852	3,842
Nu Skin Enterprises, Inc., Class A	73,300	3,615
Post Holdings, Inc.*	88,389	9,190
Sanderson Farms, Inc.	25,807	3,524
Tootsie Roll Industries, Inc.	24,618	909
TreeHouse Foods, Inc.*	74,125	4,010

		54,556

Consumer Services - 1.1%
Aaron’s, Inc.	89,657	5,506
Adtalem Global Education, Inc.*	74,999	3,379
Graham Holdings Co., Class B	5,764	3,977
Service Corp. International	241,402	11,293
Weight Watchers International, Inc.*	51,740	988

		25,143

Containers & Packaging - 1.1%
AptarGroup, Inc.	83,735	10,412
Greif, Inc., Class A	34,358	1,118
Owens-Illinois, Inc.	205,775	3,554
Silgan Holdings, Inc.	103,548	3,169
Sonoco Products Co.	132,329	8,646

		26,899

Design, Manufacturing & Distribution - 1.3%
Arrow Electronics, Inc.*	112,425	8,012
Avnet, Inc.	140,838	6,376
Jabil, Inc.	184,325	5,825
SYNNEX Corp.	54,922	5,404
Tech Data Corp.*	48,342	5,057

		30,674

Distributors - Discretionary - 0.4%
Pool Corp.	52,684	10,063

Electrical Equipment - 3.4%
Acuity Brands, Inc.	52,815	7,284
Belden, Inc.	52,157	3,107
Cognex Corp.	226,980	10,890
Hubbell, Inc.	72,292	9,427
Lennox International, Inc.	46,759	12,859
Littelfuse, Inc.	32,711	5,787
National Instruments Corp.	148,820	6,249
nVent Electric PLC	210,505	5,218
Resideo Technologies, Inc.*	162,810	3,569
Trimble, Inc.*	333,013	15,022

		79,412

Engineering & Construction Services - 1.5%
AECOM*	208,424	7,889
Dycom Industries, Inc.*	41,779	2,460
EMCOR Group, Inc.	74,110	6,529
Fluor Corp.	185,880	6,262
Granite Construction, Inc.	61,787	2,977
KBR, Inc.	187,986	4,688
MasTec, Inc.*	81,519	4,201

		35,006

Forest & Paper Products - 0.2%
Domtar Corp.	83,286	3,709

Gaming, Lodging & Restaurants - 3.9%
Boyd Gaming Corp.	105,778	2,850
Brinker International, Inc.	49,645	1,953
Caesars Entertainment Corp.*	775,286	9,164
Cheesecake Factory (The), Inc.	55,351	2,420
Churchill Downs, Inc.	46,934	5,401
Cracker Barrel Old Country Store, Inc.	31,827	5,434
Domino’s Pizza, Inc.	54,455	15,154
Dunkin’ Brands Group, Inc.	109,414	8,716
Eldorado Resorts, Inc.*	86,119	3,967
Jack in the Box, Inc.	34,160	2,780
Marriott Vacations Worldwide Corp.	51,666	4,981
Papa John’s International, Inc.	29,864	1,335
Penn National Gaming, Inc.*	140,765	2,711

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Gaming, Lodging & Restaurants - 3.9% continued
Scientific Games Corp.*	74,337	$1,473
Texas Roadhouse, Inc.	88,266	4,737
Wendy’s (The) Co.	240,790	4,715
Wyndham Destinations, Inc.	124,050	5,446
Wyndham Hotels & Resorts, Inc.	128,894	7,185

		90,422

Hardware - 2.0%
Ciena Corp.*	189,543	7,796
InterDigital, Inc.	42,030	2,707
Lumentum Holdings, Inc.*	101,432	5,417
NCR Corp.*	159,094	4,948
NetScout Systems, Inc.*	92,786	2,356
Plantronics, Inc.	43,572	1,614
ViaSat, Inc.*	75,266	6,083
Zebra Technologies Corp., Class A*	71,493	14,977

		45,898

Health Care Facilities & Services - 3.4%
Acadia Healthcare Co., Inc.*	117,100	4,093
Amedisys, Inc.*	38,562	4,682
Catalent, Inc.*	192,837	10,454
Charles River Laboratories International, Inc.*	64,603	9,167
Chemed Corp.	21,136	7,627
Encompass Health Corp.	130,716	8,282
HealthEquity, Inc.*	72,344	4,731
MEDNAX, Inc.*	114,821	2,897
Molina Healthcare, Inc.*	82,941	11,872
Patterson Cos., Inc.	109,783	2,514
PRA Health Sciences, Inc.*	78,094	7,743
Syneos Health, Inc.*	81,341	4,156
Tenet Healthcare Corp.*	110,090	2,274

		80,492

Home & Office Products - 2.0%
Herman Miller, Inc.	78,047	3,489
HNI Corp.	57,556	2,036
KB Home	112,015	2,882
MSA Safety, Inc.	46,751	4,927
NVR, Inc.*	4,471	15,068
Scotts Miracle-Gro (The) Co.	52,031	5,125
Tempur Sealy International, Inc.*	60,768	4,459
Toll Brothers, Inc.	175,457	6,425
TRI Pointe Group, Inc.*	187,530	2,245
Tupperware Brands Corp.	64,418	1,226

		47,882

Industrial Services - 0.5%
MSC Industrial Direct Co., Inc., Class A	59,775	4,439
Watsco, Inc.	42,760	6,992

		11,431

Institutional Financial Services - 0.8%
Evercore, Inc., Class A	54,271	4,807
Interactive Brokers Group, Inc., Class A	99,414	5,388
SEI Investments Co.	169,717	9,521

		19,716

Insurance - 4.8%
Alleghany Corp.*	19,101	13,010
American Financial Group, Inc.	93,872	9,619
Brighthouse Financial, Inc.*	153,400	5,628
Brown & Brown, Inc.	310,079	10,388
CNO Financial Group, Inc.	212,740	3,548
Genworth Financial, Inc., Class A*	663,025	2,460
Hanover Insurance Group (The), Inc.	53,973	6,925
Kemper Corp.	82,777	7,143
Mercury General Corp.	36,208	2,263
Old Republic International Corp.	376,755	8,432
Primerica, Inc.	56,090	6,728
Reinsurance Group of America, Inc.	82,864	12,929
RenaissanceRe Holdings Ltd.	58,481	10,410
W.R. Berkley Corp.	191,421	12,620

		112,103

Iron & Steel - 1.4%
Allegheny Technologies, Inc.*	166,347	4,192
Carpenter Technology Corp.	62,697	3,008
Commercial Metals Co.	156,172	2,788
Reliance Steel & Aluminum Co.	89,140	8,434
Steel Dynamics, Inc.	294,260	8,887
United States Steel Corp.	229,241	3,510
Worthington Industries, Inc.	51,975	2,092

		32,911

Leisure Products - 0.9%
Brunswick Corp.	115,226	5,288
Mattel, Inc.*	457,294	5,126

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Leisure Products - 0.9% continued
Polaris Industries, Inc.	76,227	$6,954
Thor Industries, Inc.	69,259	4,048

		21,416

Machinery - 4.1%
AGCO Corp.	85,539	6,635
Colfax Corp.*	125,810	3,526
Crane Co.	67,265	5,613
Curtiss-Wright Corp.	56,647	7,202
Graco, Inc.	220,569	11,068
IDEX Corp.	100,145	17,239
Kennametal, Inc.	108,854	4,026
Lincoln Electric Holdings, Inc.	83,217	6,850
Nordson Corp.	68,563	9,689
Oshkosh Corp.	92,734	7,742
Regal Beloit Corp.	56,649	4,629
Terex Corp.	83,156	2,611
Toro (The) Co.	141,013	9,434

		96,264

Manufactured Goods - 0.4%
Timken (The) Co.	90,966	4,670
Valmont Industries, Inc.	29,037	3,682

		8,352

Media - 1.5%
AMC Networks, Inc., Class A*	60,122	3,276
Cable One, Inc.	6,569	7,692
Cars.com, Inc.*	81,358	1,604
John Wiley & Sons, Inc., Class A	59,875	2,746
Meredith Corp.	52,925	2,914
New York Times (The) Co., Class A	188,001	6,133
TEGNA, Inc.	285,651	4,328
World Wrestling Entertainment, Inc., Class A	57,911	4,182
Yelp, Inc.*	94,120	3,217

		36,092

Medical Equipment & Devices - 4.5%
Avanos Medical, Inc.*	62,815	2,739
Bio-Rad Laboratories, Inc., Class A*	26,545	8,298
Bio-Techne Corp.	50,170	10,460
Cantel Medical Corp.	48,057	3,875
Globus Medical, Inc., Class A*	101,612	4,298
Haemonetics Corp.*	67,843	8,164
Hill-Rom Holdings, Inc.	88,267	9,234
ICU Medical, Inc.*	22,127	5,574
Inogen, Inc.*	23,682	1,581
Integra LifeSciences Holdings Corp.*	93,666	5,231
LivaNova PLC*	64,001	4,606
Masimo Corp.*	65,037	9,679
NuVasive, Inc.*	68,949	4,036
STERIS PLC	112,000	16,675
West Pharmaceutical Services, Inc.	97,354	12,184

		106,634

Metals & Mining - 0.5%
Compass Minerals International, Inc.	45,016	2,474
Royal Gold, Inc.	86,732	8,889

		11,363

Oil, Gas & Coal - 3.3%
Apergy Corp.*	102,371	3,434
Callon Petroleum Co.*	302,902	1,996
Chesapeake Energy Corp.*	1,382,274	2,695
CNX Resources Corp.*	257,793	1,884
Core Laboratories N.V.	58,626	3,065
Ensco Rowan PLC, Class A	260,910	2,226
EQT Corp.	339,378	5,366
Equitrans Midstream Corp.	270,946	5,340
Matador Resources Co.*	137,025	2,724
McDermott International, Inc.*	239,636	2,315
Murphy Oil Corp.	216,658	5,341
Murphy USA, Inc.*	39,705	3,336
NOW, Inc.*	143,556	2,119
Oasis Petroleum, Inc.*	358,127	2,034
Oceaneering International, Inc.*	130,750	2,666
Patterson-UTI Energy, Inc.	276,046	3,177
PBF Energy, Inc., Class A	158,620	4,965
QEP Resources, Inc.*	312,796	2,261
Range Resources Corp.	274,804	1,918
SM Energy Co.	137,613	1,723
Southwestern Energy Co.*	716,281	2,263
Transocean Ltd.*	675,947	4,333
TravelCenters of America LLC - (Fractional Shares)(1) *	80,000	—
World Fuel Services Corp.	89,142	3,206
WPX Energy, Inc.*	526,063	6,055

		76,442

Passenger Transportation - 0.3%
JetBlue Airways Corp.*	398,891	7,375

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Real Estate - 0.4%
Jones Lang LaSalle, Inc.	60,640	$8,531

Real Estate Investment Trusts - 9.5%
Alexander & Baldwin, Inc.	90,333	2,087
American Campus Communities, Inc.	182,127	8,407
Brixmor Property Group, Inc.	395,311	7,068
Camden Property Trust	127,932	13,355
CoreCivic, Inc.	157,066	3,261
CoreSite Realty Corp.	48,888	5,630
Corporate Office Properties Trust	148,219	3,908
Cousins Properties, Inc.	192,393	6,959
CyrusOne, Inc.	149,874	8,651
Douglas Emmett, Inc.	214,105	8,530
EastGroup Properties, Inc.	48,667	5,644
EPR Properties	99,946	7,455
First Industrial Realty Trust, Inc.	167,587	6,157
GEO Group (The), Inc.	161,196	3,387
Healthcare Realty Trust, Inc.	171,062	5,358
Highwoods Properties, Inc.	137,091	5,662
Hospitality Properties Trust	217,664	5,442
JBG SMITH Properties	159,793	6,286
Kilroy Realty Corp.	133,670	9,866
Lamar Advertising Co., Class A	113,311	9,145
Liberty Property Trust	196,541	9,835
Life Storage, Inc.	61,733	5,870
Mack-Cali Realty Corp.	119,529	2,784
Medical Properties Trust, Inc.	522,288	9,109
National Retail Properties, Inc.	215,367	11,417
Omega Healthcare Investors, Inc.	284,065	10,439
Pebblebrook Hotel Trust	172,792	4,869
PotlatchDeltic Corp.	89,821	3,501
PS Business Parks, Inc.	26,607	4,484
Rayonier, Inc.	171,413	5,194
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
Sabra Health Care REIT, Inc.	237,766	4,682
Senior Housing Properties Trust	314,638	2,602
Tanger Factory Outlet Centers, Inc.	124,478	2,018
Taubman Centers, Inc.	80,896	3,303
Uniti Group, Inc.	243,928	2,317
Urban Edge Properties	159,039	2,756
Weingarten Realty Investors	158,294	4,340

		221,778

Recreational Facilities & Services - 1.0%
Cinemark Holdings, Inc.	141,020	5,091
International Speedway Corp., Class A	31,716	1,424
Live Nation Entertainment, Inc.*	185,014	12,257
Six Flags Entertainment Corp.	94,613	4,700

		23,472

Renewable Energy - 0.4%
EnerSys	56,993	3,904
First Solar, Inc.*	100,529	6,603

		10,507

Retail - Consumer Staples - 1.1%
Casey’s General Stores, Inc.	48,455	7,559
Five Below, Inc.*	74,123	8,896
Ollie’s Bargain Outlet Holdings, Inc.*	68,959	6,007
Sprouts Farmers Market, Inc.*	156,399	2,954

		25,416

Retail - Discretionary - 1.3%
American Eagle Outfitters, Inc.	216,802	3,664
AutoNation, Inc.*	75,479	3,165
Avis Budget Group, Inc.*	84,250	2,962
Bed Bath & Beyond, Inc.	175,028	2,034
Dick’s Sporting Goods, Inc.	89,508	3,100
Dillard’s, Inc., Class A	23,622	1,471
Michaels (The) Cos., Inc.*	118,936	1,035
Sally Beauty Holdings, Inc.*	159,559	2,128
Signet Jewelers Ltd.	68,714	1,229
Urban Outfitters, Inc.*	90,940	2,069
Williams-Sonoma, Inc.	104,412	6,787

		29,644

Semiconductors - 3.2%
Cirrus Logic, Inc.*	76,991	3,365
Coherent, Inc.*	31,938	4,355
Cree, Inc.*	139,390	7,831
Cypress Semiconductor Corp.	484,647	10,779
MKS Instruments, Inc.	71,756	5,589
Monolithic Power Systems, Inc.	52,537	7,134
Semtech Corp.*	88,324	4,244
Silicon Laboratories, Inc.*	57,412	5,936
Synaptics, Inc.*	45,543	1,327
Teradyne, Inc.	227,005	10,876
Universal Display Corp.	56,318	10,591
Vishay Intertechnology, Inc.	175,027	2,891

		74,918

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Software - 3.1%
ACI Worldwide, Inc.*	146,415	$5,028
Allscripts Healthcare Solutions, Inc.*	220,680	2,567
Blackbaud, Inc.	65,144	5,440
CDK Global, Inc.	161,099	7,965
CommVault Systems, Inc.*	51,052	2,533
Covetrus, Inc.*	127,921	3,129
j2 Global, Inc.	61,720	5,486
LogMeIn, Inc.	65,987	4,862
Manhattan Associates, Inc.*	85,539	5,930
PTC, Inc.*	137,119	12,308
Teradata Corp.*	155,325	5,568
Tyler Technologies, Inc.*	50,709	10,954

		71,770

Specialty Finance - 1.8%
Deluxe Corp.	57,804	2,350
First American Financial Corp.	148,489	7,974
GATX Corp.	47,956	3,802
Green Dot Corp., Class A*	63,057	3,083
LendingTree, Inc.*	9,853	4,139
Navient Corp.	282,345	3,854
SLM Corp.	572,969	5,569
WEX, Inc.*	57,288	11,922

		42,693

Technology Services - 3.8%
CACI International, Inc., Class A*	32,922	6,735
CoreLogic, Inc.*	106,917	4,472
FactSet Research Systems, Inc.	50,646	14,513
Fair Isaac Corp.*	38,385	12,054
Leidos Holdings, Inc.	190,995	15,251
LiveRamp Holdings, Inc.*	91,350	4,429
MAXIMUS, Inc.	84,473	6,128
Medidata Solutions, Inc.*	82,462	7,464
Perspecta, Inc.	184,786	4,326
Sabre Corp.	363,163	8,062
Science Applications International Corp.	67,380	5,832

		89,266

Telecom - 0.2%
Telephone & Data Systems, Inc.	124,100	3,773

Transportation & Logistics - 2.1%
Genesee & Wyoming, Inc., Class A*	74,930	7,493
Kirby Corp.*	71,343	5,636
Knight-Swift Transportation Holdings, Inc.	164,918	5,416
Landstar System, Inc.	53,098	5,734
Old Dominion Freight Line, Inc.	85,705	12,792
Ryder System, Inc.	70,903	4,134
Werner Enterprises, Inc.	56,921	1,769
XPO Logistics, Inc.*	121,529	7,026

		50,000

Transportation Equipment - 0.1%
Trinity Industries, Inc.	172,050	3,570

Utilities - 4.3%
ALLETE, Inc.	68,603	5,708
Aqua America, Inc.	285,615	11,816
Black Hills Corp.	71,934	5,623
Hawaiian Electric Industries, Inc.	144,222	6,281
IDACORP, Inc.	66,703	6,699
National Fuel Gas Co.	114,226	6,025
New Jersey Resources Corp.	118,187	5,882
NorthWestern Corp.	66,658	4,809
OGE Energy Corp.	265,224	11,288
ONE Gas, Inc.	69,973	6,319
PNM Resources, Inc.	105,450	5,369
Southwest Gas Holdings, Inc.	70,653	6,332
Spire, Inc.	67,175	5,637
UGI Corp.	230,815	12,328

		100,116

Waste & Environment Services & Equipment - 0.8%
Clean Harbors, Inc.*	67,291	4,785
Donaldson Co., Inc.	168,639	8,577
Stericycle, Inc.*	113,617	5,425

		18,787

Total Common Stocks (Cost $1,769,556)		2,262,333

INVESTMENT COMPANIES - 2.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.22%(2) (3)	67,642,955	67,643

Total Investment Companies (Cost $67,643)		67,643

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 2.45%, 7/18/19(4) (5)	$4,255	$4,251

Total Short-Term Investments (Cost $4,250)		4,251

Total Investments - 99.5% (Cost $1,841,449)		2,334,227

Other Assets less Liabilities - 0.5%		10,994

NET ASSETS - 100.0%		$2,345,221

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2019 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT - Real Estate Investment Trust

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P MidCap 400 (United States Dollar)	441	$85,995	Long	9/19	$1,701

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.5%
Consumer Discretionary	12.4
Consumer Staples	2.7
Energy	3.1
Financials	16.3
Health Care	9.7
Industrials	16.2
Information Technology	15.8
Materials	6.4
Real Estate	10.2
Utilities	4.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$2,262,333	$—	$—	$2,262,333
Investment Companies	67,643	—	—	67,643
Short-Term Investments	—	4,251	—	4,251

Total Investments	$2,329,976	$4,251	$—	$2,334,227

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,701	$—	$—	$1,701

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$70,849	$54,238	$57,444	$432	$67,643	67,642,955

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%
Aerospace & Defense - 1.0%
AAR Corp.	19,544	$719
Aerojet Rocketdyne Holdings, Inc.*	42,830	1,917
Aerovironment, Inc.*	12,481	709
American Outdoor Brands Corp.*	31,731	286
Astronics Corp.*	14,213	572
Axon Enterprise, Inc.*	34,194	2,196
Barnes Group, Inc.	28,045	1,580
Coda Octopus Group, Inc.*	2,715	35
Ducommun, Inc.*	6,294	284
Moog, Inc., Class A	18,849	1,764
National Presto Industries, Inc.	2,924	273
Sturm Ruger & Co., Inc.	9,810	534
Triumph Group, Inc.	29,076	666
Wesco Aircraft Holdings, Inc.*	31,094	345

		11,880

Apparel & Textile Products - 0.8%
Centric Brands, Inc.*	9,660	40
Crocs, Inc.*	37,534	741
Culp, Inc.	6,459	123
Deckers Outdoor Corp.*	17,151	3,018
Delta Apparel, Inc.*	3,622	84
Fossil Group, Inc.*	27,423	315
Kontoor Brands, Inc.*	25,935	727
Movado Group, Inc.	9,245	250
Oxford Industries, Inc.	9,755	739
Rocky Brands, Inc.	4,067	111
Steven Madden Ltd.	49,802	1,691
Superior Group of Cos., Inc.	6,239	107
Unifi, Inc.*	8,454	153
Vince Holding Corp.*	1,804	25
Weyco Group, Inc.	3,592	96
Wolverine World Wide, Inc.	51,225	1,411

		9,631

Asset Management - 1.3%
Altus Midstream Co., Class A*	29,523	110
Ares Management Corp., Class A	37,738	988
Artisan Partners Asset Management, Inc., Class A	29,331	807
Associated Capital Group, Inc., Class A	1,142	43
B. Riley Financial, Inc.	11,950	249
Blucora, Inc.*	28,187	856
Boston Private Financial Holdings, Inc.	48,612	587
BrightSphere Investment Group PLC	41,101	469
Cohen & Steers, Inc.	13,357	687
Columbia Financial, Inc.*	31,009	468
Community Bankers Trust Corp.	12,627	107
Diamond Hill Investment Group, Inc.	1,917	272
Ellington Financial, Inc.	15,816	284
Federated Investors, Inc., Class B	56,526	1,837
Focus Financial Partners, Inc., Class A*	17,761	485
GAMCO Investors, Inc., Class A	3,064	59
GTY Technology Holdings, Inc.*	17,705	121
Hamilton Lane, Inc., Class A	12,773	729
Kennedy-Wilson Holdings, Inc.	71,906	1,479
Ladenburg Thalmann Financial Services, Inc.	69,608	239
Medallion Financial Corp.*	12,082	81
Och-Ziff Capital Management Group, Inc., Class A	9,872	227
Oppenheimer Holdings, Inc., Class A	5,673	154
PDL Community Bancorp*	5,122	73
Pzena Investment Management, Inc., Class A	10,196	88
Rafael Holdings, Inc., Class B*	6,176	178
Safeguard Scientifics, Inc.*	11,426	138
Siebert Financial Corp.*	4,497	40
Silvercrest Asset Management Group, Inc., Class A	5,011	70
Stifel Financial Corp.	40,323	2,381
Virtus Investment Partners, Inc.	3,880	417
Waddell & Reed Financial, Inc., Class A	43,467	725
Westwood Holdings Group, Inc.	4,786	168
WisdomTree Investments, Inc.	78,130	482

		16,098

Automotive - 0.9%
Adient PLC	51,404	1,247
American Axle & Manufacturing Holdings, Inc.*	65,660	838
Cooper Tire & Rubber Co.	29,475	930
Cooper-Standard Holdings, Inc.*	10,187	467
Dana, Inc.	84,675	1,688
Dorman Products, Inc.*	15,799	1,377
Gentherm, Inc.*	19,785	828
Methode Electronics, Inc.	21,428	612
Miller Industries, Inc.	6,475	199
Modine Manufacturing Co.*	29,017	415
Motorcar Parts of America, Inc.*	10,990	235
Standard Motor Products, Inc.	12,342	560

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Automotive - 0.9% continued
Tenneco, Inc., Class A	29,752	$330
Tower International, Inc.	11,700	228
Visteon Corp.*	16,556	970

		10,924

Banking - 10.7%
1st Constitution Bancorp	4,382	81
1st Source Corp.	8,262	383
ACNB Corp.	4,005	158
Allegiance Bancshares, Inc.*	11,411	380
Amalgamated Bank, Class A	8,117	142
Amerant Bancorp, Inc.*	11,338	223
American National Bankshares, Inc.	6,263	243
Ameris Bancorp	27,650	1,084
Ames National Corp.	5,192	141
Arrow Financial Corp.	7,249	252
Atlantic Capital Bancshares, Inc.*	13,877	238
Atlantic Union Bankshares Corp.	47,642	1,683
Axos Financial, Inc.*	33,879	923
Banc of California, Inc.	26,557	371
BancFirst Corp.	10,912	607
Banco Latinoamericano de Comercio Exterior S.A.	18,081	377
Bancorp (The), Inc.*	29,407	262
BancorpSouth Bank	56,112	1,629
Bank First National Corp.	3,386	233
Bank of Commerce Holdings	10,144	108
Bank of Marin Bancorp	7,827	321
Bank of NT Butterfield & Son (The) Ltd.	32,066	1,089
Bank of Princeton (The)	3,356	101
Bank7 Corp.*	2,324	43
BankFinancial Corp.	8,159	114
Bankwell Financial Group, Inc.	3,891	112
Banner Corp.	20,246	1,096
Bar Harbor Bankshares	8,932	237
Baycom Corp.*	6,071	133
BCB Bancorp, Inc.	8,160	113
Berkshire Hills Bancorp, Inc.	27,109	851
Bridge Bancorp, Inc.	9,549	281
Bridgewater Bancshares, Inc.*	13,648	157
Brookline Bancorp, Inc.	45,963	707
Bryn Mawr Bank Corp.	11,656	435
Business First Bancshares, Inc.	7,308	186
Byline Bancorp, Inc.*	13,645	261
C&F Financial Corp.	1,933	106
Cadence BanCorp	73,610	1,531
Cambridge Bancorp	2,513	205
Camden National Corp.	8,988	412
Capital Bancorp, Inc.*	4,642	57
Capital City Bank Group, Inc.	7,867	195
Capitol Federal Financial, Inc.	77,410	1,066
Capstar Financial Holdings, Inc.	8,555	130
Carolina Financial Corp.	12,261	430
Carter Bank & Trust*	13,275	262
Cathay General Bancorp	44,965	1,615
CenterState Bank Corp.	73,792	1,699
Central Pacific Financial Corp.	16,359	490
Central Valley Community Bancorp	6,827	147
Century Bancorp, Inc., Class A	1,672	147
Chemical Financial Corp.	41,974	1,726
Chemung Financial Corp.	2,079	100
Citizens & Northern Corp.	7,025	185
City Holding Co.	9,426	719
Civista Bancshares, Inc.	8,986	202
CNB Financial Corp.	8,501	240
Coastal Financial Corp.*	4,539	70
Codorus Valley Bancorp, Inc.	5,348	123
Colony Bankcorp, Inc.*	4,349	74
Columbia Banking System, Inc.	43,092	1,559
Community Bank System, Inc.	29,810	1,963
Community Financial (The) Corp.	2,863	97
Community Trust Bancorp, Inc.	9,060	383
ConnectOne Bancorp, Inc.	19,409	440
Customers Bancorp, Inc.*	16,614	349
CVB Financial Corp.	78,280	1,646
Dime Community Bancshares, Inc.	18,583	353
DNB Financial Corp.	2,035	90
Eagle Bancorp, Inc.	19,734	1,068
Entegra Financial Corp.*	3,915	118
Enterprise Bancorp, Inc.	5,323	169
Enterprise Financial Services Corp.	14,438	601
Equity Bancshares, Inc., Class A*	8,854	236
Esquire Financial Holdings, Inc.*	3,730	94
ESSA Bancorp, Inc.	5,674	87
Evans Bancorp, Inc.	2,760	104
Farmers & Merchants Bancorp, Inc.	5,903	172
Farmers National Banc Corp.	14,993	222
FB Financial Corp.	9,972	365
Fidelity D&D Bancorp, Inc.	1,634	110

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Banking - 10.7% continued
Fidelity Southern Corp.	12,556	$389
Financial Institutions, Inc.	9,067	264
First Bancorp	17,176	626
First BanCorp (New York Exchange)	125,859	1,389
First BanCorp, Inc.	6,081	163
First Bancshares (The), Inc.	9,718	295
First Bank	9,715	114
First Busey Corp.	30,417	803
First Business Financial Services, Inc.	4,893	115
First Capital, Inc.	1,897	96
First Choice Bancorp	5,902	134
First Commonwealth Financial Corp.	57,367	773
First Community Bankshares, Inc.	8,957	302
First Defiance Financial Corp.	11,461	327
First Financial Bancorp	57,139	1,384
First Financial Bankshares, Inc.	76,265	2,348
First Financial Corp.	6,993	281
First Financial Northwest, Inc.	4,695	66
First Foundation, Inc.	22,901	308
First Guaranty Bancshares, Inc.	2,644	55
First Internet Bancorp	5,731	123
First Interstate BancSystem, Inc., Class A	21,965	870
First Merchants Corp.	26,448	1,002
First Mid Bancshares, Inc.	8,521	298
First Midwest Bancorp, Inc.	62,451	1,278
First Northwest Bancorp	5,264	86
First of Long Island (The) Corp.	14,143	284
Flushing Financial Corp.	15,831	351
FNCB Bancorp, Inc.	10,016	78
Franklin Financial Network, Inc.	7,686	214
Franklin Financial Services Corp.	2,456	94
FS Bancorp, Inc.	2,337	121
Fulton Financial Corp.	96,773	1,584
FVCBankcorp, Inc.*	7,110	138
German American Bancorp, Inc.	13,604	410
Glacier Bancorp, Inc.	49,714	2,016
Great Southern Bancorp, Inc.	6,488	388
Great Western Bancorp, Inc.	33,545	1,198
Greene County Bancorp, Inc.	2,015	59
Guaranty Bancshares, Inc.	4,820	150
Hancock Whitney Corp.	50,162	2,009
Hanmi Financial Corp.	17,749	395
HarborOne Bancorp, Inc.*	8,564	160
Hawthorn Bancshares, Inc.	3,313	89
Heartland Financial USA, Inc.	19,217	860
Heritage Commerce Corp.	24,458	300
Heritage Financial Corp.	21,476	634
Hilltop Holdings, Inc.	42,503	904
Hingham Institution for Savings	812	161
Home Bancorp, Inc.	4,493	173
Home BancShares, Inc.	90,953	1,752
HomeStreet, Inc.*	14,569	432
HomeTrust Bancshares, Inc.	9,486	238
Hope Bancorp, Inc.	70,700	974
Horizon Bancorp, Inc.	21,848	357
Howard Bancorp, Inc.*	7,606	115
IBERIABANK Corp.	31,641	2,400
Independent Bank Corp.	19,466	1,482
Independent Bank Corp. (Berlin Exchange)	13,237	288
Independent Bank Group, Inc.	21,248	1,168
International Bancshares Corp.	32,606	1,230
Investar Holding Corp.	5,446	130
Investors Bancorp, Inc.	135,223	1,508
Kearny Financial Corp.	48,830	649
Lakeland Bancorp, Inc.	28,550	461
Lakeland Financial Corp.	14,440	676
LCNB Corp.	7,313	139
LegacyTexas Financial Group, Inc.	28,220	1,149
Level One Bancorp, Inc.	3,033	76
Live Oak Bancshares, Inc.	14,919	256
Luther Burbank Corp.	11,547	126
Macatawa Bank Corp.	15,374	158
Mackinac Financial Corp.	5,394	85
MainStreet Bancshares, Inc.*	4,157	95
Malvern Bancorp, Inc.*	4,443	98
MBT Financial Corp.	20,157	202
Mercantile Bank Corp.	9,393	306
Merchants Bancorp	5,043	86
Meridian Bancorp, Inc.	28,100	503
Metropolitan Bank Holding Corp.*	4,110	181
Mid Penn Bancorp, Inc.	4,033	101
Midland States Bancorp, Inc.	12,690	339
MidSouth Bancorp, Inc.	9,217	109
MidWestOne Financial Group, Inc.	6,947	194
MutualFirst Financial, Inc.	3,504	119
MVB Financial Corp.	5,517	94
National Bank Holdings Corp., Class A	17,295	628

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Banking - 10.7% continued
National Bankshares, Inc.	3,700	$144
NBT Bancorp, Inc.	25,025	939
Nicolet Bankshares, Inc.*	4,803	298
Northeast Bank	4,472	123
Northfield Bancorp, Inc.	25,839	403
Northrim BanCorp, Inc.	3,958	141
Northwest Bancshares, Inc.	58,833	1,036
Norwood Financial Corp.	3,384	118
Oak Valley Bancorp	3,959	77
OceanFirst Financial Corp.	29,614	736
OFG Bancorp	29,649	705
Ohio Valley Banc Corp.	2,423	93
Old Line Bancshares, Inc.	8,876	236
Old National Bancorp	101,439	1,683
Old Second Bancorp, Inc.	17,097	218
OP Bancorp	7,550	82
Opus Bank	12,835	271
Origin Bancorp, Inc.	11,328	374
Oritani Financial Corp.	23,108	410
Orrstown Financial Services, Inc.	5,999	132
Pacific City Financial Corp.	7,249	123
Pacific Mercantile Bancorp*	11,375	94
Pacific Premier Bancorp, Inc.	35,991	1,111
Park National Corp.	7,888	784
Parke Bancorp, Inc.	5,271	126
PCSB Financial Corp.	9,528	193
Peapack Gladstone Financial Corp.	11,079	312
Penns Woods Bancorp, Inc.	2,676	121
Peoples Bancorp of North Carolina, Inc.	2,693	81
Peoples Bancorp, Inc.	10,538	340
Peoples Financial Services Corp.	4,034	181
People’s Utah Bancorp	9,183	270
Preferred Bank	8,224	389
Premier Financial Bancorp, Inc.	7,638	115
Provident Bancorp, Inc.*	2,498	70
Provident Financial Holdings, Inc.*	3,421	72
Provident Financial Services, Inc.	36,190	878
Prudential Bancorp, Inc.	5,103	97
QCR Holdings, Inc.	8,641	301
RBB Bancorp	9,499	184
Red River Bancshares, Inc.*	204	10
Reliant Bancorp, Inc.	5,978	141
Renasant Corp.	33,412	1,201
Republic Bancorp, Inc., Class A	5,676	282
Republic First Bancorp, Inc.*	25,631	126
Riverview Bancorp, Inc.	12,617	108
S&T Bancorp, Inc.	19,791	742
Sandy Spring Bancorp, Inc.	20,612	719
SB One Bancorp	4,786	107
Seacoast Banking Corp. of Florida*	29,591	753
Select Bancorp, Inc.*	9,583	110
ServisFirst Bancshares, Inc.	27,879	955
Shore Bancshares, Inc.	7,391	121
Sierra Bancorp	8,281	225
Simmons First National Corp., Class A	53,217	1,238
SmartFinancial, Inc.*	7,453	162
South Plains Financial, Inc.*	2,000	33
South State Corp.	20,561	1,515
Southern First Bancshares, Inc.*	4,121	161
Southern Missouri Bancorp, Inc.	4,603	160
Southern National Bancorp of Virginia, Inc.	11,541	177
Southside Bancshares, Inc.	18,793	608
Spirit of Texas Bancshares, Inc.*	6,882	155
Sterling Bancorp, Inc.	9,921	99
Stock Yards Bancorp, Inc.	11,875	429
Summit Financial Group, Inc.	6,474	174
Territorial Bancorp, Inc.	4,551	141
Timberland Bancorp, Inc.	4,251	127
Tompkins Financial Corp.	8,639	705
Towne Bank	39,063	1,066
TriCo Bancshares	15,690	593
TriState Capital Holdings, Inc.*	14,354	306
Triumph Bancorp, Inc.*	14,429	419
TrustCo Bank Corp. NY	55,687	441
Trustmark Corp.	37,722	1,254
UMB Financial Corp.	25,981	1,710
Union Bankshares, Inc.	2,348	87
United Bankshares, Inc.	57,215	2,122
United Community Banks, Inc.	46,180	1,319
United Community Financial Corp.	27,953	267
United Financial Bancorp, Inc.	29,752	422
United Security Bancshares	8,001	91
Unity Bancorp, Inc.	4,612	105
Univest Financial Corp.	16,854	443
Valley National Bancorp	190,271	2,051
Veritex Holdings, Inc.	30,830	800

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Banking - 10.7% continued
Washington Federal, Inc.	46,974	$1,641
Washington Trust Bancorp, Inc.	8,855	462
Waterstone Financial, Inc.	14,321	244
WesBanco, Inc.	30,972	1,194
West Bancorporation, Inc.	9,357	199
Westamerica Bancorporation	15,284	942
Western New England Bancorp, Inc.	14,058	131
WSFS Financial Corp.	30,812	1,273

		128,602

Biotechnology & Pharmaceuticals - 8.9%
Abeona Therapeutics, Inc.*	18,853	90
ACADIA Pharmaceuticals, Inc.*	61,747	1,651
Acceleron Pharma, Inc.*	26,394	1,084
AcelRx Pharmaceuticals, Inc.*	45,925	116
Acer Therapeutics, Inc.*	2,935	11
Achillion Pharmaceuticals, Inc.*	80,360	215
Aclaris Therapeutics, Inc.*	18,055	40
Acorda Therapeutics, Inc.*	26,298	202
Adamas Pharmaceuticals, Inc.*	13,226	82
ADMA Biologics, Inc.*	16,016	62
Aduro Biotech, Inc.*	38,415	59
Adverum Biotechnologies, Inc.*	31,130	370
Aeglea BioTherapeutics, Inc.*	15,326	105
Aerie Pharmaceuticals, Inc.*	24,739	731
Affimed N.V.*	35,292	101
Agenus, Inc.*	61,306	184
AgeX Therapeutics, Inc.*	12,454	46
Aimmune Therapeutics, Inc.*	26,036	542
Akcea Therapeutics, Inc.*	7,397	173
Akebia Therapeutics, Inc.*	69,191	335
Akorn, Inc.*	54,734	282
Albireo Pharma, Inc.*	6,049	195
Alder Biopharmaceuticals, Inc.*	42,753	503
Aldeyra Therapeutics, Inc.*	13,215	79
Alector, Inc.*	5,754	109
Allakos, Inc.*	10,167	441
Allogene Therapeutics, Inc.*	22,731	610
AMAG Pharmaceuticals, Inc.*	19,581	196
Amicus Therapeutics, Inc.*	135,722	1,694
Amneal Pharmaceuticals, Inc.*	54,907	394
Amphastar Pharmaceuticals, Inc.*	21,033	444
AnaptysBio, Inc.*	14,397	812
Anavex Life Sciences Corp.*	25,162	85
ANI Pharmaceuticals, Inc.*	5,358	440
Anika Therapeutics, Inc.*	8,089	329
Antares Pharma, Inc.*	94,774	312
Apellis Pharmaceuticals, Inc.*	28,327	718
Aratana Therapeutics, Inc.*	28,359	146
Arcus Biosciences, Inc.*	18,474	147
Ardelyx, Inc.*	27,871	75
Arena Pharmaceuticals, Inc.*	29,281	1,717
ArQule, Inc.*	59,764	658
Array BioPharma, Inc.*	130,621	6,052
Arrowhead Pharmaceuticals, Inc.*	54,728	1,450
Arvinas, Inc.*	10,311	227
Assembly Biosciences, Inc.*	13,251	179
Assertio Therapeutics, Inc.*	37,787	130
Atara Biotherapeutics, Inc.*	26,000	523
Athenex, Inc.*	34,721	687
Athersys, Inc.*	75,010	126
Audentes Therapeutics, Inc.*	25,702	973
Avid Bioservices, Inc.*	32,839	184
Avrobio, Inc.*	9,191	149
Axcella Health, Inc.*	956	9
Axsome Therapeutics, Inc.*	14,273	368
Beyondspring, Inc.*	6,273	149
BioCryst Pharmaceuticals, Inc.*	64,543	245
BioDelivery Sciences International, Inc.*	47,808	222
Biohaven Pharmaceutical Holding Co. Ltd.*	19,513	854
BioSpecifics Technologies Corp.*	3,595	215
BioTime, Inc.	65,105	72
Bioxcel Therapeutics, Inc.*	3,531	39
Blueprint Medicines Corp.*	28,621	2,700
Calithera Biosciences, Inc.*	20,295	79
Cambrex Corp.*	19,751	925
Cara Therapeutics, Inc.*	19,986	430
CASI Pharmaceuticals, Inc.*	29,734	95
Catalyst Pharmaceuticals, Inc.*	56,538	217
cbdMD, Inc.*	5,525	33
CEL-SCI Corp.*	15,446	129
Cerecor, Inc.*	12,567	68
Checkpoint Therapeutics, Inc.*	13,504	41
ChemoCentryx, Inc.*	23,874	222
Chiasma, Inc.*	15,266	114
Chimerix, Inc.*	28,087	121
ChromaDex Corp.*	22,393	104

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Biotechnology & Pharmaceuticals - 8.9% continued
Clovis Oncology, Inc.*	28,612	$425
Coherus Biosciences, Inc.*	36,274	802
Collegium Pharmaceutical, Inc.*	18,832	248
Concert Pharmaceuticals, Inc.*	12,625	152
Constellation Pharmaceuticals, Inc.*	9,055	111
Corbus Pharmaceuticals Holdings, Inc.*	34,788	241
Corcept Therapeutics, Inc.*	56,688	632
CorMedix, Inc.*	13,813	124
Cortexyme, Inc.*	1,693	72
Crinetics Pharmaceuticals, Inc.*	6,471	162
Cue Biopharma, Inc.*	10,712	96
Cyclerion Therapeutics, Inc.*	13,835	158
Cymabay Therapeutics, Inc.*	40,371	289
Cytokinetics, Inc.*	32,097	361
CytomX Therapeutics, Inc.*	26,383	296
Deciphera Pharmaceuticals, Inc.*	8,652	195
Denali Therapeutics, Inc.*	28,097	583
Dermira, Inc.*	27,330	261
Dicerna Pharmaceuticals, Inc.*	30,403	479
Dova Pharmaceuticals, Inc.*	4,782	67
Dynavax Technologies Corp.*	37,969	152
Eagle Pharmaceuticals, Inc.*	5,438	303
Editas Medicine, Inc.*	29,082	719
Eidos Therapeutics, Inc.*	6,486	202
Eiger BioPharmaceuticals, Inc.*	13,734	146
ElectroCore, Inc.*	7,001	14
Eloxx Pharmaceuticals, Inc.*	13,540	135
Emergent BioSolutions, Inc.*	26,740	1,292
Enanta Pharmaceuticals, Inc.*	10,055	848
Endo International PLC*	131,768	543
Enochian Biosciences, Inc.*	2,326	10
Epizyme, Inc.*	45,510	571
Esperion Therapeutics, Inc.*	14,613	680
Evelo Biosciences, Inc.*	8,023	72
Evolus, Inc.*	6,497	95
EyePoint Pharmaceuticals, Inc.*	36,273	59
Fate Therapeutics, Inc.*	30,659	622
FibroGen, Inc.*	45,497	2,056
Five Prime Therapeutics, Inc.*	19,826	120
Flexion Therapeutics, Inc.*	19,794	243
Forty Seven, Inc.*	9,677	103
G1 Therapeutics, Inc.*	19,830	608
Galectin Therapeutics, Inc.*	18,888	78
Geron Corp.*	102,528	145
Global Blood Therapeutics, Inc.*	31,909	1,678
GlycoMimetics, Inc.*	19,830	236
Gossamer Bio, Inc.*	11,722	260
Gritstone Oncology, Inc.*	14,603	163
Halozyme Therapeutics, Inc.*	83,890	1,441
Harpoon Therapeutics, Inc.*	3,469	45
Heron Therapeutics, Inc.*	43,251	804
Heska Corp.*	4,065	346
Homology Medicines, Inc.*	14,248	279
Hookipa Pharma, Inc.*	1,225	8
ImmunoGen, Inc.*	84,972	184
Immunomedics, Inc.*	102,577	1,423
Innoviva, Inc.*	37,430	545
Inovio Pharmaceuticals, Inc.*	53,776	158
Insmed, Inc.*	45,436	1,163
Intellia Therapeutics, Inc.*	21,330	349
Intercept Pharmaceuticals, Inc.*	14,512	1,155
Intersect ENT, Inc.*	18,000	410
Intra-Cellular Therapies, Inc.*	26,094	339
Intrexon Corp.*	41,830	320
Iovance Biotherapeutics, Inc.*	67,210	1,648
Ironwood Pharmaceuticals, Inc.*	90,072	985
Jounce Therapeutics, Inc.*	10,007	50
Kadmon Holdings, Inc.*	76,268	157
Kala Pharmaceuticals, Inc.*	12,782	82
Kaleido Biosciences, Inc.*	2,954	34
KalVista Pharmaceuticals, Inc.*	6,840	152
Karyopharm Therapeutics, Inc.*	33,843	203
Kezar Life Sciences, Inc.*	9,116	70
Kindred Biosciences, Inc.*	21,705	181
Kiniksa Pharmaceuticals Ltd., Class A*	8,174	111
Kodiak Sciences, Inc.*	13,814	162
Krystal Biotech, Inc.*	5,136	207
Kura Oncology, Inc.*	16,980	334
La Jolla Pharmaceutical Co.*	12,086	112
Lannett Co., Inc.*	18,533	112
Lexicon Pharmaceuticals, Inc.*	24,631	155
Lifevantage Corp.*	8,184	106
Ligand Pharmaceuticals, Inc.*	11,194	1,278
Liquidia Technologies, Inc.*	7,866	63
LogicBio Therapeutics, Inc.*	4,741	62
MacroGenics, Inc.*	27,934	474
Madrigal Pharmaceuticals, Inc.*	4,579	480
Magenta Therapeutics, Inc.*	11,412	168

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Biotechnology & Pharmaceuticals - 8.9% continued
Mallinckrodt PLC*	49,260	$452
MannKind Corp.*	109,864	126
Marinus Pharmaceuticals, Inc.*	29,406	122
Marker Therapeutics, Inc.*	15,882	126
Medicines (The) Co.*	41,246	1,504
MediciNova, Inc.*	24,120	232
MEI Pharma, Inc.*	39,918	100
MeiraGTx Holdings PLC*	9,149	246
Menlo Therapeutics, Inc.*	9,076	54
Mersana Therapeutics, Inc.*	21,037	85
Millendo Therapeutics, Inc.*	5,506	64
Minerva Neurosciences, Inc.*	17,159	97
Mirati Therapeutics, Inc.*	14,644	1,508
Molecular Templates, Inc.*	9,969	83
Momenta Pharmaceuticals, Inc.*	57,743	719
Mustang Bio, Inc.*	16,312	60
MyoKardia, Inc.*	26,039	1,306
Nature’s Sunshine Products, Inc.*	5,324	49
Neon Therapeutics, Inc.*	8,410	40
NextCure, Inc.*	1,694	25
NGM Biopharmaceuticals, Inc.*	3,942	58
Novavax, Inc.*	13,743	81
Ocular Therapeutix, Inc.*	22,059	97
Odonate Therapeutics, Inc.*	4,544	167
Omeros Corp.*	27,282	428
Oncocyte Corp.*	12,593	31
Optinose, Inc.*	14,605	103
Organogenesis Holdings, Inc.*	6,166	47
Osmotica Pharmaceuticals PLC*	4,266	16
Pacira BioSciences, Inc.*	23,771	1,034
Palatin Technologies, Inc.*	118,807	138
Paratek Pharmaceuticals, Inc.*	18,799	75
PDL BioPharma, Inc.*	69,775	219
Pfenex, Inc.*	17,661	119
PhaseBio Pharmaceuticals, Inc.*	8,041	106
Phibro Animal Health Corp., Class A	11,953	380
Pieris Pharmaceuticals, Inc.*	27,005	127
PolarityTE, Inc.*	8,224	47
Portola Pharmaceuticals, Inc.*	39,108	1,061
Precision BioSciences, Inc.*	5,369	71
Prestige Consumer Healthcare, Inc.*	30,476	965
Principia Biopharma, Inc.*	7,848	260
Progenics Pharmaceuticals, Inc.*	49,836	307
Protagonist Therapeutics, Inc.*	8,884	108
Prothena Corp. PLC*	23,557	249
PTC Therapeutics, Inc.*	33,564	1,510
Puma Biotechnology, Inc.*	18,026	229
Ra Pharmaceuticals, Inc.*	18,353	552
Radius Health, Inc.*	26,408	643
Reata Pharmaceuticals, Inc., Class A*	11,782	1,112
Recro Pharma, Inc.*	11,442	116
REGENXBIO, Inc.*	19,564	1,005
Replimune Group, Inc.*	6,708	98
resTORbio, Inc.*	8,763	89
Retrophin, Inc.*	24,267	488
Revance Therapeutics, Inc.*	25,807	335
Rhythm Pharmaceuticals, Inc.*	13,461	296
Rigel Pharmaceuticals, Inc.*	98,542	257
Rocket Pharmaceuticals, Inc.*	17,426	261
Rubius Therapeutics, Inc.*	20,476	322
Sangamo Therapeutics, Inc.*	67,319	725
Savara, Inc.*	18,610	44
Scholar Rock Holding Corp.*	9,085	144
Seres Therapeutics, Inc.*	12,360	40
SIGA Technologies, Inc.*	32,266	183
Solid Biosciences, Inc.*	8,861	51
Sorrento Therapeutics, Inc.*	68,543	183
Spark Therapeutics, Inc.*	20,149	2,063
Spectrum Pharmaceuticals, Inc.*	65,336	563
Spero Therapeutics, Inc.*	6,000	69
Stemline Therapeutics, Inc.*	23,475	360
Strongbridge Biopharma PLC*	21,193	66
Supernus Pharmaceuticals, Inc.*	28,902	956
Sutro Biopharma, Inc.*	6,370	73
Syndax Pharmaceuticals, Inc.*	11,777	110
Synlogic, Inc.*	9,194	84
Synthorx, Inc.*	4,190	57
Syros Pharmaceuticals, Inc.*	20,301	188
TCR2 Therapeutics, Inc.*	1,035	15
TG Therapeutics, Inc.*	46,071	399
TherapeuticsMD, Inc.*	115,428	300
Theravance Biopharma, Inc.*	25,919	423
Tocagen, Inc.*	12,605	84
Translate Bio, Inc.*	17,216	217
TransMedics Group, Inc.*	3,869	112
Tricida, Inc.*	12,795	505
Turning Point Therapeutics, Inc.*	3,892	158
Twist Bioscience Corp.*	12,462	362

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Biotechnology & Pharmaceuticals - 8.9% continued
Tyme Technologies, Inc.*	34,577	$42
Ultragenyx Pharmaceutical, Inc.*	32,025	2,034
UNITY Biotechnology, Inc.*	15,637	149
UroGen Pharma Ltd.*	10,978	395
USANA Health Sciences, Inc.*	7,924	629
Vanda Pharmaceuticals, Inc.*	30,517	430
VBI Vaccines, Inc.*	49,179	58
Verrica Pharmaceuticals, Inc.*	7,551	88
Viking Therapeutics, Inc.*	38,032	316
Voyager Therapeutics, Inc.*	14,146	385
WaVe Life Sciences Ltd.*	13,197	344
X4 Pharmaceuticals, Inc.*	4,090	61
XBiotech, Inc.*	9,788	74
Xencor, Inc.*	27,726	1,135
Xeris Pharmaceuticals, Inc.*	15,627	179
Y-mAbs Therapeutics, Inc.*	11,924	273
ZIOPHARM Oncology, Inc.*	94,075	548
Zogenix, Inc.*	25,001	1,195
Zynerba Pharmaceuticals, Inc.*	12,186	165

		106,617

Chemicals - 2.3%
AdvanSix, Inc.*	16,679	408
American Vanguard Corp.	16,716	258
Amyris, Inc.*	21,832	78
Balchem Corp.	18,876	1,887
Calyxt, Inc.*	5,453	68
Codexis, Inc.*	30,984	571
Ferro Corp.*	47,841	756
GCP Applied Technologies, Inc.*	31,715	718
H.B. Fuller Co.	29,856	1,385
Hawkins, Inc.	5,716	248
Haynes International, Inc.	7,279	232
Ingevity Corp.*	24,648	2,592
Innophos Holdings, Inc.	11,497	335
Innospec, Inc.	14,252	1,300
Intrepid Potash, Inc.*	56,160	189
Koppers Holdings, Inc.*	11,028	324
Kraton Corp.*	18,347	570
Kronos Worldwide, Inc.	13,268	203
Landec Corp.*	14,428	135
LSB Industries, Inc.*	12,819	50
Lydall, Inc.*	9,990	202
Marrone Bio Innovations, Inc.*	29,524	44
Materion Corp.	11,900	807
Minerals Technologies, Inc.	20,650	1,105
Oil-Dri Corp. of America	3,033	103
OMNOVA Solutions, Inc.*	25,841	161
Orion Engineered Carbons S.A.	34,915	748
PolyOne Corp.	45,471	1,427
PQ Group Holdings, Inc.*	22,206	352
Quaker Chemical Corp.	7,693	1,561
Rayonier Advanced Materials, Inc.	28,571	185
Rogers Corp.*	10,847	1,872
Sensient Technologies Corp.	24,842	1,825
Stepan Co.	12,003	1,103
Synalloy Corp.	4,871	76
Trecora Resources*	12,529	120
Trinseo S.A.	23,994	1,016
Tronox Holdings PLC, Class A	56,307	720
Valhi, Inc.	16,957	50
WD-40 Co.	8,056	1,281

		27,065

Commercial Services - 2.8%
ABM Industries, Inc.	39,032	1,561
Acacia Research Corp.*	28,499	84
AMN Healthcare Services, Inc.*	26,988	1,464
ASGN, Inc.*	29,953	1,815
Barrett Business Services, Inc.	4,202	347
BG Staffing, Inc.	5,816	110
Brady Corp., Class A	28,016	1,382
BrightView Holdings, Inc.*	18,283	342
Brink’s (The) Co.	29,262	2,376
Care.com, Inc.*	12,636	139
CBIZ, Inc.*	30,075	589
Cimpress N.V.*	12,848	1,168
Collectors Universe, Inc.	4,694	100
CorVel Corp.*	5,286	460
CRA International, Inc.	4,589	176
Cross Country Healthcare, Inc.*	20,937	196
Emerald Expositions Events, Inc.	14,624	163
Ennis, Inc.	14,944	307
Franklin Covey Co.*	5,731	195
FTI Consulting, Inc.*	22,108	1,854
GP Strategies Corp.*	7,411	112
Hackett Group (The), Inc.	14,328	241
Healthcare Services Group, Inc.	43,598	1,322
Heidrick & Struggles International, Inc.	11,033	331
HMS Holdings Corp.*	50,879	1,648

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Commercial Services - 2.8% continued
Huron Consulting Group, Inc.*	13,143	$662
Information Services Group, Inc.*	20,872	66
Insperity, Inc.	22,720	2,775
Kelly Services, Inc., Class A	19,415	508
Kforce, Inc.	13,255	465
Korn Ferry	33,071	1,325
LSC Communications, Inc.	19,450	71
National Research Corp.	7,049	406
Navigant Consulting, Inc.	22,832	529
NV5 Global, Inc.*	5,972	486
PRGX Global, Inc.*	12,388	83
Quad/Graphics, Inc.	17,932	142
R.R. Donnelley & Sons Co.	42,012	83
Resources Connection, Inc.	17,928	287
ShotSpotter, Inc.*	4,703	208
Sotheby’s*	18,558	1,079
SP Plus Corp.*	13,370	427
TriNet Group, Inc.*	26,196	1,776
TrueBlue, Inc.*	23,367	515
UniFirst Corp.	8,877	1,674
Vectrus, Inc.*	6,622	269
Viad Corp.	11,765	779
Willdan Group, Inc.*	5,826	217

		33,314

Construction Materials - 1.0%
Advanced Drainage Systems, Inc.	21,328	699
Apogee Enterprises, Inc.	15,329	666
Boise Cascade Co.	22,757	640
Continental Building Products, Inc.*	20,393	542
Forterra, Inc.*	11,411	57
Louisiana-Pacific Corp.	72,788	1,908
Simpson Manufacturing Co., Inc.	26,257	1,745
Summit Materials, Inc., Class A*	65,954	1,270
Trex Co., Inc.*	34,445	2,470
United States Lime & Minerals, Inc.	1,164	93
Universal Forest Products, Inc.	34,899	1,328
US Concrete, Inc.*	9,364	465

		11,883

Consumer Products - 1.9%
22nd Century Group, Inc.*	68,993	144
Alico, Inc.	2,364	72
B&G Foods, Inc.	37,941	789
Boston Beer (The) Co., Inc., Class A*	4,897	1,850
Bridgford Foods Corp.*	1,013	30
Cadiz, Inc.*	7,495	84
Cal-Maine Foods, Inc.	18,469	771
Celsius Holdings, Inc.*	15,189	67
Central Garden & Pet Co.*	6,139	165
Central Garden & Pet Co., Class A*	24,908	614
Clearwater Paper Corp.*	9,327	172
Coca-Cola Consolidated, Inc.	2,754	824
Craft Brew Alliance, Inc.*	6,625	93
Darling Ingredients, Inc.*	96,272	1,915
Dean Foods Co.	46,912	43
Edgewell Personal Care Co.*	31,686	854
elf Beauty, Inc.*	15,375	217
Farmer Brothers Co.*	6,208	102
Fresh Del Monte Produce, Inc.	18,201	491
Greenlane Holdings, Inc., Class A*	3,643	35
Helen of Troy Ltd.*	14,723	1,923
Hostess Brands, Inc.*	58,720	848
Inter Parfums, Inc.	10,315	686
J&J Snack Foods Corp.	8,864	1,427
John B. Sanfilippo & Son, Inc.	5,058	403
Lancaster Colony Corp.	11,083	1,647
Limoneira Co.	9,162	183
MGP Ingredients, Inc.	7,606	504
Nathan’s Famous, Inc.	1,693	132
National Beverage Corp.	6,918	309
New Age Beverages Corp.*	42,398	198
Primo Water Corp.*	20,531	253
Pyxus International, Inc.*	4,964	75
Quanex Building Products Corp.	19,426	367
Revlon, Inc., Class A*	4,044	78
Sanderson Farms, Inc.	11,663	1,593
Seneca Foods Corp., Class A*	4,005	111
Simply Good Foods (The) Co.*	41,580	1,001
Tejon Ranch Co.*	12,443	206
Tootsie Roll Industries, Inc.	9,590	354
Turning Point Brands, Inc.	4,849	237
Universal Corp.	14,388	874
Vector Group Ltd.	61,921	604
Youngevity International, Inc.*	4,834	28

		23,373

Consumer Services - 1.2%
Aaron’s, Inc.	39,611	2,433
Adtalem Global Education, Inc.*	33,104	1,491

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Consumer Services - 1.2% continued
American Public Education, Inc.*	9,540	$282
Career Education Corp.*	40,418	771
Carriage Services, Inc.	9,863	187
Chegg, Inc.*	68,014	2,625
K12, Inc.*	22,606	687
Laureate Education, Inc., Class A*	55,747	876
Matthews International Corp., Class A	18,073	630
Medifast, Inc.	6,653	854
Regis Corp.*	16,714	277
Rent-A-Center, Inc.*	28,559	761
Rosetta Stone, Inc.*	12,046	276
Strategic Education, Inc.	12,502	2,225
Weight Watchers International, Inc.*	27,389	523

		14,898

Containers & Packaging - 0.1%
Greif, Inc., Class A	15,163	494
Greif, Inc., Class B	3,533	154
Multi-Color Corp.	8,319	416
Myers Industries, Inc.	20,777	400
UFP Technologies, Inc.*	3,988	166

		1,630

Design, Manufacturing & Distribution - 0.5%
Benchmark Electronics, Inc.	22,626	568
Fabrinet*	21,374	1,062
Plexus Corp.*	17,426	1,017
Sanmina Corp.*	39,685	1,202
Tech Data Corp.*	21,583	2,257

		6,106

Distributors - Consumer Staples - 0.5%
Andersons (The), Inc.	18,459	503
Calavo Growers, Inc.	9,500	919
Chefs’ Warehouse (The), Inc.*	14,155	497
Core-Mark Holding Co., Inc.	26,557	1,055
HF Foods Group, Inc.*	4,407	153
Performance Food Group Co.*	60,346	2,416
United Natural Foods, Inc.*	29,798	267

		5,810

Distributors - Discretionary - 0.2%
ePlus, Inc.*	7,829	540
G-III Apparel Group Ltd.*	26,506	780
PC Connection, Inc.	6,601	231
PCM, Inc.*	5,550	194
ScanSource, Inc.*	15,149	493
Veritiv Corp.*	7,597	148

		2,386

Electrical Equipment - 1.7%
AAON, Inc.	24,070	1,208
Advanced Energy Industries, Inc.*	22,314	1,256
Alarm.com Holdings, Inc.*	21,540	1,152
Allied Motion Technologies, Inc.	4,143	157
Argan, Inc.	8,634	350
Atkore International Group, Inc.*	27,107	701
Badger Meter, Inc.	16,772	1,001
Bel Fuse, Inc., Class B	5,671	97
Belden, Inc.	22,861	1,362
Bloom Energy Corp., Class A*	32,305	396
Chase Corp.	4,290	462
CompX International, Inc.	879	15
Energous Corp.*	16,301	71
FARO Technologies, Inc.*	10,101	531
Generac Holdings, Inc.*	35,861	2,489
IntriCon Corp.*	4,806	112
Itron, Inc.*	20,105	1,258
Kimball Electronics, Inc.*	14,391	234
Mesa Laboratories, Inc.	2,000	489
Napco Security Technologies, Inc.*	6,868	204
NL Industries, Inc.*	4,365	16
nLight, Inc.*	19,020	365
Novanta, Inc.*	19,741	1,861
OSI Systems, Inc.*	9,761	1,099
Powell Industries, Inc.	5,227	199
Preformed Line Products Co.	1,799	100
SMART Global Holdings, Inc.*	7,776	179
SPX Corp.*	25,609	846
Stoneridge, Inc.*	16,254	513
Transcat, Inc.*	3,996	102
Watts Water Technologies, Inc., Class A	16,182	1,508
Wrap Technologies, Inc.*	4,464	28

		20,361

Engineering & Construction Services - 1.7%
Aegion Corp.*	18,112	333
Arcosa, Inc.	28,538	1,074
Comfort Systems USA, Inc.	21,330	1,088
Concrete Pumping Holdings, Inc.*	6,502	33
Construction Partners, Inc., Class A*	7,039	106

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Engineering & Construction Services - 1.7% continued
Dycom Industries, Inc.*	17,822	$1,049
EMCOR Group, Inc.	32,730	2,884
Exponent, Inc.	30,332	1,776
Granite Construction, Inc.	27,494	1,325
Great Lakes Dredge & Dock Corp.*	35,736	395
IES Holdings, Inc.*	4,838	91
Installed Building Products, Inc.*	13,277	786
Iteris, Inc.*	16,551	86
KBR, Inc.	83,017	2,070
Kratos Defense & Security Solutions, Inc.*	52,829	1,209
MasTec, Inc.*	35,186	1,813
Mistras Group, Inc.*	10,542	152
MYR Group, Inc.*	9,438	353
Primoris Services Corp.	25,976	544
Sterling Construction Co., Inc.*	15,309	205
TopBuild Corp.*	19,893	1,646
Tutor Perini Corp.*	23,394	324
VSE Corp.	5,105	146
WillScot Corp.*	30,277	455

		19,943

Forest & Paper Products - 0.2%
Neenah, Inc.	9,808	663
P.H. Glatfelter Co.	25,511	431
Schweitzer-Mauduit International, Inc.	18,096	600
Verso Corp., Class A*	20,432	389

		2,083

Gaming, Lodging & Restaurants - 2.6%
BBX Capital Corp.	38,069	187
Biglari Holdings, Inc., Class B*	576	60
BJ’s Restaurants, Inc.	12,132	533
Bloomin’ Brands, Inc.	53,881	1,019
Bluegreen Vacations Corp.	4,323	51
Boyd Gaming Corp.	47,236	1,273
Brinker International, Inc.	21,907	862
Cannae Holdings, Inc.*	39,621	1,148
Carrols Restaurant Group, Inc.*	20,457	185
Century Casinos, Inc.*	15,972	155
Cheesecake Factory (The), Inc.	24,701	1,080
Churchill Downs, Inc.	20,602	2,371
Chuy’s Holdings, Inc.*	9,855	226
Cracker Barrel Old Country Store, Inc.	11,289	1,927
Dave & Buster’s Entertainment, Inc.	21,357	864
Del Frisco’s Restaurant Group, Inc.*	19,501	155
Del Taco Restaurants, Inc.*	16,852	216
Denny’s Corp.*	34,348	705
Dine Brands Global, Inc.	9,779	934
El Pollo Loco Holdings, Inc.*	12,639	135
Eldorado Resorts, Inc.*	38,616	1,779
Empire Resorts, Inc.*	2,067	20
Everi Holdings, Inc.*	39,641	473
Fiesta Restaurant Group, Inc.*	13,783	181
Golden Entertainment, Inc.*	10,021	140
Habit Restaurants (The), Inc., Class A*	12,067	127
J. Alexander’s Holdings, Inc.*	7,334	82
Jack in the Box, Inc.	15,128	1,231
Lindblad Expeditions Holdings, Inc.*	13,463	242
Marriott Vacations Worldwide Corp.	25,885	2,495
Monarch Casino & Resort, Inc.*	6,644	284
Noodles & Co.*	16,723	132
Papa John’s International, Inc.	12,963	580
Penn National Gaming, Inc.*	65,099	1,254
Potbelly Corp.*	12,357	63
Red Lion Hotels Corp.*	13,900	99
Red Robin Gourmet Burgers, Inc.*	7,565	231
Red Rock Resorts, Inc., Class A	40,918	879
Ruth’s Hospitality Group, Inc.	16,826	382
Scientific Games Corp.*	32,693	648
Shake Shack, Inc., Class A*	16,530	1,193
St. Joe (The) Co.*	19,689	340
Texas Roadhouse, Inc.	39,971	2,145
Twin River Worldwide Holdings, Inc.*	12,274	365
Waitr Holdings, Inc.*	30,753	193
Wingstop, Inc.	17,203	1,630

		31,274

Hardware - 2.3%
3D Systems Corp.*	66,598	606
A10 Networks, Inc.*	32,755	223
Acacia Communications, Inc.*	21,990	1,037
ADTRAN, Inc.	28,017	427
Aerohive Networks, Inc.*	25,898	115
Airgain, Inc.*	5,430	77
Akoustis Technologies, Inc.*	14,718	94
Applied Optoelectronics, Inc.*	11,230	115
Arlo Technologies, Inc.*	43,355	174
AstroNova, Inc.	4,014	104
CalAmp Corp.*	19,465	227
Casa Systems, Inc.*	18,645	120

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Hardware - 2.3% continued
Clearfield, Inc.*	6,696	$89
Comtech Telecommunications Corp.	13,812	388
Control4 Corp.*	15,556	370
Cray, Inc.*	23,939	834
Cubic Corp.	18,330	1,182
Daktronics, Inc.	21,511	133
DASAN Zhone Solutions, Inc.*	3,570	46
Diebold Nixdorf, Inc.*	45,013	412
Digi International, Inc.*	16,389	208
Digimarc Corp.*	6,702	298
Electronics For Imaging, Inc.*	25,138	928
Extreme Networks, Inc.*	68,687	444
Finisar Corp.*	66,355	1,518
Fitbit, Inc., Class A*	129,836	571
GoPro, Inc., Class A*	71,755	392
Harmonic, Inc.*	50,711	281
Infinera Corp.*	103,050	300
Inseego Corp.*	26,220	126
Inspired Entertainment, Inc.*	5,180	44
InterDigital, Inc.	18,676	1,203
Knowles Corp.*	47,700	873
Lumentum Holdings, Inc.*	44,857	2,396
Maxar Technologies, Inc.	35,029	274
Mercury Systems, Inc.*	31,288	2,201
NETGEAR, Inc.*	18,285	462
NetScout Systems, Inc.*	43,884	1,114
PAR Technology Corp.*	6,781	191
pdvWireless, Inc.*	5,397	254
Pitney Bowes, Inc.	106,188	455
Plantronics, Inc.	19,617	727
PlayAGS, Inc.*	15,594	303
Ribbon Communications, Inc.*	35,192	172
Sonim Technologies, Inc.*	2,122	27
Sonos, Inc.*	40,882	464
Stratasys Ltd.*	30,145	885
TESSCO Technologies, Inc.	3,658	65
TTM Technologies, Inc.*	58,066	592
Universal Electronics, Inc.*	7,878	323
Viavi Solutions, Inc.*	134,947	1,793
Vicor Corp.*	10,433	324
Vishay Precision Group, Inc.*	6,115	248
Vocera Communications, Inc.*	18,062	577
ZAGG, Inc.*	16,442	114

		27,920

Health Care Facilities & Services - 2.4%
Addus HomeCare Corp.*	6,185	464
Amedisys, Inc.*	18,388	2,232
American Renal Associates Holdings, Inc.*	10,741	80
Apollo Medical Holdings, Inc.*	3,697	62
Avalon GloboCare Corp.*	12,673	33
BioScrip, Inc.*	72,618	189
Brookdale Senior Living, Inc.*	108,180	780
Catasys, Inc.*	4,138	80
Cellular Biomedicine Group, Inc.*	7,085	117
Community Health Systems, Inc.*	50,825	136
Diplomat Pharmacy, Inc.*	33,741	205
Ensign Group (The), Inc.	29,657	1,688
Enzo Biochem, Inc.*	25,342	85
Evofem Biosciences, Inc.*	8,292	55
Genesis Healthcare, Inc.*	47,680	59
Hanger, Inc.*	21,231	407
HealthEquity, Inc.*	35,981	2,353
Independence Holding Co.	2,904	112
Invitae Corp.*	50,787	1,194
Joint (The) Corp.*	7,653	139
LHC Group, Inc.*	17,646	2,110
Magellan Health, Inc.*	12,675	941
Medpace Holdings, Inc.*	16,180	1,059
Natera, Inc.*	32,794	904
National HealthCare Corp.	7,163	581
NeoGenomics, Inc.*	51,297	1,125
Neuronetics, Inc.*	7,716	97
Owens & Minor, Inc.	36,432	117
Patterson Cos., Inc.	49,003	1,122
Providence Service (The) Corp.*	6,834	392
R1 RCM, Inc.*	59,990	755
RadNet, Inc.*	24,617	339
Select Medical Holdings Corp.*	64,476	1,023
SI-BONE, Inc.*	9,418	192
Surgery Partners, Inc.*	14,089	115
Syneos Health, Inc.*	36,500	1,865
Teladoc Health, Inc.*	41,867	2,780
Tenet Healthcare Corp.*	60,291	1,246
Tivity Health, Inc.*	27,820	457
Triple-S Management Corp., Class B*	12,766	304
U.S. Physical Therapy, Inc.	7,366	903
Vapotherm, Inc.*	2,728	63

		28,960

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Home & Office Products - 2.0%
ACCO Brands Corp.	58,896	$463
American Woodmark Corp.*	8,889	752
Armstrong Flooring, Inc.*	12,624	124
Beazer Homes USA, Inc.*	17,449	168
Caesarstone Ltd.	13,214	199
Cavco Industries, Inc.*	5,049	795
Century Communities, Inc.*	15,371	409
Flexsteel Industries, Inc.	4,380	75
Green Brick Partners, Inc.*	14,147	118
Griffon Corp.	21,381	362
Hamilton Beach Brands Holding Co., Class A	3,919	75
Herman Miller, Inc.	34,545	1,544
HNI Corp.	25,386	898
Hooker Furniture Corp.	6,814	140
Interface, Inc.	34,810	534
iRobot Corp.*	16,087	1,474
JELD-WEN Holding, Inc.*	39,575	840
KB Home	49,702	1,279
Kimball International, Inc., Class B	20,904	364
Knoll, Inc.	28,743	661
LGI Homes, Inc.*	11,743	839
Lifetime Brands, Inc.	6,895	65
M/I Homes, Inc.*	15,553	444
Masonite International Corp.*	14,587	768
MDC Holdings, Inc.	29,106	954
Meritage Homes Corp.*	21,244	1,091
MSA Safety, Inc.	20,699	2,181
Patrick Industries, Inc.*	13,217	650
PGT Innovations, Inc.*	33,260	556
Purple Innovation, Inc.*	1,990	13
Select Interior Concepts, Inc., Class A*	12,539	146
Skyline Champion Corp.*	29,508	808
Steelcase, Inc., Class A	50,972	872
Taylor Morrison Home Corp., Class A*	62,912	1,319
TRI Pointe Group, Inc.*	82,876	992
Tupperware Brands Corp.	28,602	544
William Lyon Homes, Class A*	18,627	340

		23,856

Industrial Services - 0.9%
Anixter International, Inc.*	17,870	1,067
Applied Industrial Technologies, Inc.	22,480	1,383
CAI International, Inc.*	9,829	244
DXP Enterprises, Inc.*	9,531	361
EVI Industries, Inc.	2,662	102
H&E Equipment Services, Inc.	18,715	544
Harsco Corp.*	46,636	1,280
Herc Holdings, Inc.*	14,126	647
Kaman Corp.	16,226	1,033
SiteOne Landscape Supply, Inc.*	23,954	1,660
Systemax, Inc.	7,248	161
Team, Inc.*	17,462	268
Textainer Group Holdings Ltd.*	16,504	166
Titan Machinery, Inc.*	10,975	226
Triton International Ltd.	33,302	1,091

		10,233

Institutional Financial Services - 0.3%
Cowen, Inc., Class A*	16,873	290
GAIN Capital Holdings, Inc.	11,181	46
Greenhill & Co., Inc.	9,928	135
Houlihan Lokey, Inc.	19,734	879
INTL. FCStone, Inc.*	9,346	370
Moelis & Co., Class A	27,833	973
Piper Jaffray Cos.	8,068	599
PJT Partners, Inc., Class A	13,606	551

		3,843

Insurance - 2.6%
Ambac Financial Group, Inc.*	26,493	446
American Equity Investment Life Holding Co.	52,842	1,435
AMERISAFE, Inc.	11,203	714
Argo Group International Holdings Ltd.	19,141	1,417
Citizens, Inc.*	28,965	211
CNO Financial Group, Inc.	93,886	1,566
Crawford & Co., Class A	9,671	102
Donegal Group, Inc., Class A	6,033	92
eHealth, Inc.*	13,099	1,128
EMC Insurance Group, Inc.	5,525	199
Employers Holdings, Inc.	18,506	782
Enstar Group Ltd.*	6,739	1,174
FBL Financial Group, Inc., Class A	5,704	364
FedNat Holding Co.	6,765	97
FGL Holdings	85,452	718
Genworth Financial, Inc., Class A*	296,696	1,101
Global Indemnity Ltd.	4,868	151
Goosehead Insurance, Inc., Class A	6,554	313
Greenlight Capital Re Ltd., Class A*	17,241	146
GWG Holdings, Inc.	1,064	8

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Insurance - 2.6% continued
Hallmark Financial Services, Inc.*	7,711	$110
HCI Group, Inc.	3,809	154
Health Insurance Innovations, Inc., Class A*	5,717	148
Heritage Insurance Holdings, Inc.	15,617	241
Horace Mann Educators Corp.	24,241	977
James River Group Holdings Ltd.	17,357	814
Kinsale Capital Group, Inc.	11,528	1,055
MBIA, Inc.*	49,524	461
National General Holdings Corp.	39,722	911
National Western Life Group, Inc., Class A	1,338	344
NI Holdings, Inc.*	5,597	99
NMI Holdings, Inc., Class A*	38,179	1,084
Palomar Holdings, Inc.*	3,327	80
ProAssurance Corp.	31,242	1,128
Protective Insurance Corp., Class B	5,490	95
Radian Group, Inc.	122,704	2,804
RLI Corp.	23,416	2,007
Safety Insurance Group, Inc.	8,654	823
Selective Insurance Group, Inc.	34,312	2,570
State Auto Financial Corp.	10,087	353
Third Point Reinsurance Ltd.*	43,320	447
Tiptree, Inc.	14,453	91
Trupanion, Inc.*	16,662	602
United Fire Group, Inc.	12,412	602
United Insurance Holdings Corp.	12,077	172
Universal Insurance Holdings, Inc.	18,177	507
Watford Holdings Ltd.*	11,862	325

		31,168

Iron & Steel - 0.8%
AK Steel Holding Corp.*	184,522	437
Allegheny Technologies, Inc.*	73,734	1,858
Carpenter Technology Corp.	27,610	1,325
Cleveland-Cliffs, Inc.	165,016	1,761
Commercial Metals Co.	69,117	1,234
Northwest Pipe Co.*	5,597	144
Olympic Steel, Inc.	5,411	74
Ryerson Holding Corp.*	9,622	80
Schnitzer Steel Industries, Inc., Class A	15,054	394
SunCoke Energy, Inc.*	50,062	445
TimkenSteel Corp.*	23,573	192
Warrior Met Coal, Inc.	30,298	791
Worthington Industries, Inc.	23,129	931

		9,666

Leisure Products - 0.7%
Acushnet Holdings Corp.	20,645	542
Callaway Golf Co.	54,811	941
Camping World Holdings, Inc., Class A	19,297	240
Clarus Corp.	13,753	199
Escalade, Inc.	6,141	70
Fox Factory Holding Corp.*	22,057	1,820
Funko, Inc., Class A*	9,960	241
Johnson Outdoors, Inc., Class A	2,894	216
LCI Industries	14,304	1,287
Malibu Boats, Inc., Class A*	12,163	472
Marine Products Corp.	4,217	65
MasterCraft Boat Holdings, Inc.*	10,794	211
Vista Outdoor, Inc.*	33,906	301
Winnebago Industries, Inc.	18,234	705
YETI Holdings, Inc.*	18,122	525

		7,835

Machinery - 2.4%
Actuant Corp., Class A	32,701	811
Alamo Group, Inc.	5,715	571
Albany International Corp., Class A	16,961	1,406
Altra Industrial Motion Corp.	37,709	1,353
Astec Industries, Inc.	13,093	426
Briggs & Stratton Corp.	23,892	245
Cactus, Inc., Class A*	27,595	914
CIRCOR International, Inc.*	11,443	526
Columbus McKinnon Corp.	13,353	560
CSW Industrials, Inc.	8,714	594
Douglas Dynamics, Inc.	13,131	523
Federal Signal Corp.	35,028	937
Franklin Electric Co., Inc.	27,095	1,287
Gencor Industries, Inc.*	5,305	69
Gorman-Rupp (The) Co.	10,363	340
Graham Corp.	5,622	114
Helios Technologies, Inc.	17,167	797
Hillenbrand, Inc.	36,324	1,437
Hurco Cos., Inc.	3,718	132
Hyster-Yale Materials Handling, Inc.	5,930	328
Ichor Holdings Ltd.*	12,893	305
John Bean Technologies Corp.	18,284	2,215

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Machinery - 2.4% continued
Kadant, Inc.	6,442	$585
Kennametal, Inc.	48,141	1,781
Lindsay Corp.	6,330	520
Luxfer Holdings PLC	15,946	391
Manitowoc (The) Co., Inc.*	20,821	371
Milacron Holdings Corp.*	40,221	555
MTS Systems Corp.	10,534	617
Mueller Water Products, Inc., Class A	92,014	904
NN, Inc.	24,469	239
Rexnord Corp.*	61,722	1,865
SPX FLOW, Inc.*	24,547	1,028
Standex International Corp.	7,358	538
Tennant Co.	10,547	645
Terex Corp.	37,149	1,166
Titan International, Inc.	29,230	143
Twin Disc, Inc.*	5,976	90
Welbilt, Inc.*	76,123	1,271

		28,599

Manufactured Goods - 1.0%
AZZ, Inc.	15,228	701
Chart Industries, Inc.*	20,786	1,598
Cornerstone Building Brands, Inc.*	26,934	157
Eastern (The) Co.	3,233	91
EnPro Industries, Inc.	12,060	770
Gibraltar Industries, Inc.*	18,918	763
Global Brass & Copper Holdings, Inc.	12,523	548
Insteel Industries, Inc.	10,807	225
Lawson Products, Inc.*	2,450	90
LB Foster Co., Class A*	5,931	162
Mayville Engineering Co., Inc.*	3,696	51
Mueller Industries, Inc.	32,516	952
Omega Flex, Inc.	1,698	130
Proto Labs, Inc.*	15,809	1,834
Raven Industries, Inc.	21,021	754
RBC Bearings, Inc.*	14,217	2,372
Tredegar Corp.	15,274	254
TriMas Corp.*	26,656	825

		12,277

Media - 2.2%
Boingo Wireless, Inc.*	25,489	458
Boston Omaha Corp., Class A*	5,875	136
Cardlytics, Inc.*	7,967	207
Cargurus, Inc.*	43,504	1,571
Cars.com, Inc.*	39,311	775
Central European Media Enterprises Ltd., Class A*	51,903	226
Clear Channel Outdoor Holdings, Inc.*	22,635	107
Cumulus Media, Inc., Class A*	8,313	154
DHI Group, Inc.*	29,948	107
Entercom Communications Corp., Class A	72,526	421
Entravision Communications Corp., Class A	35,553	111
Eros International PLC*	21,202	29
Eventbrite, Inc., Class A*	21,411	347
EverQuote, Inc., Class A*	4,967	65
EW Scripps (The) Co., Class A	32,066	490
Fluent, Inc.*	24,992	134
Gannett Co., Inc.	62,048	506
Gray Television, Inc.*	53,373	875
Groupon, Inc.*	264,823	948
HealthStream, Inc.*	15,266	395
Hemisphere Media Group, Inc.*	9,808	127
Houghton Mifflin Harcourt Co.*	61,192	352
IMAX Corp.*	30,710	620
Leaf Group Ltd.*	9,918	73
Lee Enterprises, Inc.*	31,329	70
Liberty Expedia Holdings, Inc., Class A*	31,958	1,527
Liberty Latin America Ltd., Class A*	27,112	467
Liberty Latin America Ltd., Class C*	66,732	1,147
Liberty Media Corp.-Liberty Braves, Class A*	5,887	164
Liberty Media Corp.-Liberty Braves, Class C*	21,119	591
Liberty TripAdvisor Holdings, Inc., Class A*	42,560	528
LiveXLive Media, Inc.*	17,119	71
Marchex, Inc., Class B*	20,306	95
MDC Partners, Inc., Class A*	33,132	83
Meet Group (The), Inc.*	42,606	148
Meredith Corp.	23,333	1,285
MSG Networks, Inc., Class A*	34,293	711
National CineMedia, Inc.	36,499	239
New Media Investment Group, Inc.	35,129	332
OptimizeRx Corp.*	7,023	114
QuinStreet, Inc.*	26,540	421
Quotient Technology, Inc.*	46,443	499

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Media - 2.2% continued
Rubicon Project (The), Inc.*	28,099	$179
Saga Communications, Inc., Class A	2,271	71
Scholastic Corp.	16,665	554
SharpSpring, Inc.*	5,024	65
Shutterfly, Inc.*	20,093	1,016
Shutterstock, Inc.	11,192	439
Stamps.com, Inc.*	9,820	444
TechTarget, Inc.*	13,299	283
TEGNA, Inc.	127,456	1,931
Telaria, Inc.*	25,336	190
Travelzoo*	3,233	50
Tribune Publishing Co.	10,267	82
TrueCar, Inc.*	60,691	331
Tucows, Inc., Class A*	5,532	338
Upwork, Inc.*	32,186	517
WideOpenWest, Inc.*	14,409	105
Yelp, Inc.*	44,225	1,512

		25,833

Medical Equipment & Devices - 4.6%
Accelerate Diagnostics, Inc.*	15,981	366
Accuray, Inc.*	50,894	197
Alphatec Holdings, Inc.*	17,490	79
AngioDynamics, Inc.*	21,381	421
Apyx Medical Corp.*	19,515	131
AtriCure, Inc.*	21,749	649
Atrion Corp.	839	715
Avanos Medical, Inc.*	27,724	1,209
Avedro, Inc.*	2,954	58
Axogen, Inc.*	19,876	394
Axonics Modulation Technologies, Inc.*	9,053	371
BioLife Solutions, Inc.*	3,908	66
BioSig Technologies, Inc.*	9,180	86
BioTelemetry, Inc.*	19,450	937
Cardiovascular Systems, Inc.*	20,017	859
CareDx, Inc.*	24,103	867
Celcuity, Inc.*	3,442	86
Cerus Corp.*	79,807	449
Conformis, Inc.*	37,436	163
CONMED Corp.	15,967	1,366
Corindus Vascular Robotics, Inc.*	53,806	160
CryoLife, Inc.*	21,366	639
Cutera, Inc.*	8,099	168
CytoSorbents Corp.*	17,928	119
Fluidigm Corp.*	40,522	499
GenMark Diagnostics, Inc.*	31,899	207
Genomic Health, Inc.*	15,790	919
Glaukos Corp.*	20,890	1,575
Globus Medical, Inc., Class A*	44,563	1,885
Haemonetics Corp.*	30,021	3,613
Inogen, Inc.*	10,707	715
Inspire Medical Systems, Inc.*	7,808	474
Integer Holdings Corp.*	19,048	1,599
Invacare Corp.	19,707	102
iRadimed Corp.*	2,582	53
iRhythm Technologies, Inc.*	14,503	1,147
Lantheus Holdings, Inc.*	22,360	633
LeMaitre Vascular, Inc.	9,476	265
LivaNova PLC*	28,460	2,048
Luminex Corp.	24,628	508
Meridian Bioscience, Inc.	24,675	293
Merit Medical Systems, Inc.*	31,402	1,870
Misonix, Inc.*	4,309	110
Myriad Genetics, Inc.*	41,110	1,142
NanoString Technologies, Inc.*	19,375	588
Natus Medical, Inc.*	19,768	508
Neogen Corp.*	30,047	1,866
Nevro Corp.*	17,324	1,123
Novocure Ltd.*	49,665	3,140
NuVasive, Inc.*	30,440	1,782
OPKO Health, Inc.*	199,072	486
OraSure Technologies, Inc.*	36,030	334
Orthofix Medical, Inc.*	10,589	560
OrthoPediatrics Corp.*	5,141	200
Pacific Biosciences of California, Inc.*	83,439	505
Pulse Biosciences, Inc.*	6,588	87
Quanterix Corp.*	5,578	188
Quidel Corp.*	20,749	1,231
Repligen Corp.*	27,792	2,389
Rockwell Medical, Inc.*	32,686	98
RTI Surgical Holdings, Inc.*	33,616	143
SeaSpine Holdings Corp.*	9,292	123
Senseonics Holdings, Inc.*	62,514	128
Shockwave Medical, Inc.*	3,876	221
Sientra, Inc.*	13,341	82
Silk Road Medical, Inc.*	4,079	198
Soliton, Inc.*	1,284	19
STAAR Surgical Co.*	26,045	765

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Medical Equipment & Devices - 4.6% continued
Surmodics, Inc.*	7,679	$332
Tactile Systems Technology, Inc.*	10,641	606
Tandem Diabetes Care, Inc.*	32,532	2,099
TransEnterix, Inc.*	107,842	147
Utah Medical Products, Inc.	2,054	197
Varex Imaging Corp.*	22,064	676
Veracyte, Inc.*	27,304	778
Vericel Corp.*	25,769	487
ViewRay, Inc.*	40,688	358
Wright Medical Group N.V.*	73,964	2,206
Zynex, Inc.	9,122	82

		54,944

Metals & Mining - 0.5%
Century Aluminum Co.*	29,420	203
Coeur Mining, Inc.*	119,042	517
Compass Minerals International, Inc.	19,999	1,099
Contura Energy, Inc.*	11,133	578
Covia Holdings Corp.*	24,370	48
Encore Wire Corp.	11,935	699
Energy Fuels, Inc.*	51,955	163
Ferroglobe Representation & Warranty Insurance Trust(1) *	38,340	—
Gold Resource Corp.	33,836	114
Hecla Mining Co.	282,355	508
Kaiser Aluminum Corp.	9,374	915
Livent Corp.*	85,971	595
Novagold Resources, Inc.*	135,645	802
Uranium Energy Corp.*	104,445	143

		6,384

Oil, Gas & Coal - 3.7%
Abraxas Petroleum Corp.*	92,857	96
Advanced Emissions Solutions, Inc.	9,652	122
Arch Coal, Inc., Class A	9,884	931
Archrock, Inc.	75,506	800
Berry Petroleum Corp.	37,134	394
Bonanza Creek Energy, Inc.*	11,087	231
Brigham Minerals, Inc., Class A*	9,432	202
C&J Energy Services, Inc.*	38,567	454
California Resources Corp.*	28,327	557
Callon Petroleum Co.*	134,105	884
Carrizo Oil & Gas, Inc.*	52,092	522
Chaparral Energy, Inc., Class A*	18,203	86
Clean Energy Fuels Corp.*	78,671	210
CNX Resources Corp.*	113,892	833
Comstock Resources, Inc.*	8,802	49
CONSOL Energy, Inc.*	16,118	429
CVR Energy, Inc.	17,343	867
Delek U.S. Holdings, Inc.	44,909	1,820
Denbury Resources, Inc.*	269,441	334
Diamond Offshore Drilling, Inc.*	38,049	337
DMC Global, Inc.	8,467	536
Dril-Quip, Inc.*	21,211	1,018
Earthstone Energy, Inc., Class A*	11,428	70
Era Group, Inc.*	12,193	102
Evolution Petroleum Corp.	15,906	114
Exterran Corp.*	18,236	259
Extraction Oil & Gas, Inc.*	58,651	254
Falcon Minerals Corp.	22,597	190
Flotek Industries, Inc.*	31,507	104
Forum Energy Technologies, Inc.*	48,503	166
Frank’s International N.V.*	62,478	341
FTS International, Inc.*	19,446	108
Geospace Technologies Corp.*	7,749	117
Goodrich Petroleum Corp.*	5,282	69
Gulfport Energy Corp.*	93,880	461
Hallador Energy Co.	11,899	67
Helix Energy Solutions Group, Inc.*	83,167	718
HighPoint Resources Corp.*	65,795	120
Independence Contract Drilling, Inc.*	28,317	45
Isramco, Inc.*	423	50
Jagged Peak Energy, Inc.*	38,372	317
Keane Group, Inc.*	31,096	209
KLX Energy Services Holdings, Inc.*	12,196	249
Laredo Petroleum, Inc.*	105,710	307
Liberty Oilfield Services, Inc., Class A	26,209	424
Magnolia Oil & Gas Corp., Class A*	59,232	686
Mammoth Energy Services, Inc.	7,708	53
Matador Resources Co.*	65,080	1,294
Matrix Service Co.*	15,564	315
McDermott International, Inc.*	106,366	1,027
Midstates Petroleum Co., Inc.*	7,649	45
Montage Resources Corp.*	12,536	76
MRC Global, Inc.*	46,610	798
Murphy USA, Inc.*	17,876	1,502
Nabors Industries Ltd.	206,684	599
NACCO Industries, Inc., Class A	2,139	111
National Energy Services Reunited Corp.*	13,898	121

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Oil, Gas & Coal - 3.7% continued
Natural Gas Services Group, Inc.*	7,364	$121
NCS Multistage Holdings, Inc.*	7,299	26
Newpark Resources, Inc.*	52,127	387
NextDecade Corp.*	6,691	42
Nine Energy Service, Inc.*	9,311	161
Noble Corp. PLC*	145,434	272
Northern Oil and Gas, Inc.*	163,683	316
NOW, Inc.*	63,485	937
Oasis Petroleum, Inc.*	187,203	1,063
Oceaneering International, Inc.*	58,068	1,184
Oil States International, Inc.*	35,114	643
Pacific Drilling S.A.*	17,496	220
Panhandle Oil and Gas, Inc., Class A	9,264	121
Par Pacific Holdings, Inc.*	20,167	414
Parker Drilling Co.*	5,463	111
PDC Energy, Inc.*	38,957	1,405
Peabody Energy Corp.	41,480	1,000
Penn Virginia Corp.*	7,939	244
PrimeEnergy Resources Corp.*	304	40
ProPetro Holding Corp.*	46,844	970
QEP Resources, Inc.*	140,256	1,014
Ramaco Resources, Inc.*	4,822	26
Ring Energy, Inc.*	35,273	115
Roan Resources, Inc.*	20,908	36
Rosehill Resources, Inc.*	6,097	23
RPC, Inc.	34,038	245
SandRidge Energy, Inc.*	18,192	126
Seadrill Ltd.*	34,361	143
Select Energy Services, Inc., Class A*	34,719	403
SemGroup Corp., Class A	46,543	558
SilverBow Resources, Inc.*	4,255	59
SM Energy Co.	65,677	822
Smart Sand, Inc.*	13,416	33
Solaris Oilfield Infrastructure, Inc., Class A	17,998	270
Southwestern Energy Co.*	318,631	1,007
SRC Energy, Inc.*	141,852	704
Superior Energy Services, Inc.*	91,018	118
Talos Energy, Inc.*	11,791	284
Tellurian, Inc.*	55,334	434
TETRA Technologies, Inc.*	70,973	116
Thermon Group Holdings, Inc.*	19,059	489
Tidewater, Inc.*	22,094	519
Unit Corp.*	31,133	277
US Silica Holdings, Inc.	42,965	549
US Well Services, Inc.*	11,751	57
W&T Offshore, Inc.*	55,151	274
Whiting Petroleum Corp.*	53,333	996
World Fuel Services Corp.	38,898	1,399

		43,973

Passenger Transportation - 0.5%
Allegiant Travel Co.	7,621	1,094
Hawaiian Holdings, Inc.	27,927	766
Mesa Air Group, Inc.*	12,190	111
SkyWest, Inc.	29,345	1,780
Spirit Airlines, Inc.*	40,211	1,919
Universal Logistics Holdings, Inc.	4,834	109

		5,779

Real Estate - 0.5%
American Realty Investors, Inc.*	1,627	22
Consolidated-Tomoka Land Co.	2,922	174
Cushman & Wakefield PLC*	60,052	1,074
eXp World Holdings, Inc.*	9,338	104
Forestar Group, Inc.*	6,156	120
FRP Holdings, Inc.*	4,151	232
Griffin Industrial Realty, Inc.	557	20
Legacy Housing Corp.*	2,727	34
Marcus & Millichap, Inc.*	13,448	415
Maui Land & Pineapple Co., Inc.*	4,113	42
McGrath RentCorp	14,191	882
Newmark Group, Inc., Class A	84,162	756
RE/MAX Holdings, Inc., Class A	10,468	322
Realogy Holdings Corp.	66,694	483
Redfin Corp.*	51,741	930
RMR Group (The), Inc., Class A	4,184	197
Stratus Properties, Inc.*	3,487	113
Target Hospitality Corp.*	19,365	176

		6,096

Real Estate Investment Trusts - 8.1%
Acadia Realty Trust	47,738	1,307
AG Mortgage Investment Trust, Inc.	19,067	303
Agree Realty Corp.	22,052	1,412
Alexander & Baldwin, Inc.	40,223	929
Alexander’s, Inc.	1,249	463
American Assets Trust, Inc.	27,293	1,286
American Finance Trust, Inc.	62,666	683
Anworth Mortgage Asset Corp.	57,223	217

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Real Estate Investment Trusts - 8.1% continued
Apollo Commercial Real Estate Finance, Inc.	89,156	$1,640
Ares Commercial Real Estate Corp.	15,813	235
Armada Hoffler Properties, Inc.	30,527	505
ARMOUR Residential REIT, Inc.	34,917	651
Ashford Hospitality Trust, Inc.	52,759	157
Blackstone Mortgage Trust, Inc., Class A	74,005	2,633
Bluerock Residential Growth REIT, Inc.	12,446	146
Braemar Hotels & Resorts, Inc.	17,600	174
BRT Apartments Corp.	5,529	78
Capstead Mortgage Corp.	49,583	414
CareTrust REIT, Inc.	55,989	1,331
CatchMark Timber Trust, Inc., Class A	28,738	300
CBL & Associates Properties, Inc.	99,812	104
Cedar Realty Trust, Inc.	49,438	131
Chatham Lodging Trust	26,896	508
Cherry Hill Mortgage Investment Corp.	9,332	149
Chesapeake Lodging Trust	35,000	995
CIM Commercial Trust Corp.	2,347	48
City Office REIT, Inc.	22,718	272
Clipper Realty, Inc.	8,409	94
Colony Credit Real Estate, Inc.	47,326	734
Community Healthcare Trust, Inc.	10,516	414
CoreCivic, Inc.	69,838	1,450
CorEnergy Infrastructure Trust, Inc.	7,543	299
CorePoint Lodging, Inc.	24,187	300
Cousins Properties, Inc.(2)	1	—
DiamondRock Hospitality Co.	118,085	1,221
Dynex Capital, Inc.	14,069	236
Easterly Government Properties, Inc.	40,024	725
EastGroup Properties, Inc.	21,289	2,469
Essential Properties Realty Trust, Inc.	29,051	582
Exantas Capital Corp.	17,886	202
Farmland Partners, Inc.	16,652	117
First Industrial Realty Trust, Inc.	73,937	2,716
Four Corners Property Trust, Inc.	40,162	1,098
Franklin Street Properties Corp.	60,832	449
Front Yard Residential Corp.	29,032	355
GEO Group (The), Inc.	69,769	1,466
Getty Realty Corp.	19,552	601
Gladstone Commercial Corp.	17,554	373
Gladstone Land Corp.	9,560	110
Global Medical REIT, Inc.	18,031	189
Global Net Lease, Inc.	49,482	971
Granite Point Mortgage Trust, Inc.	31,150	598
Great Ajax Corp.	9,319	130
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,088	1,017
Healthcare Realty Trust, Inc.	75,019	2,350
Hersha Hospitality Trust	20,456	338
Independence Realty Trust, Inc.	52,748	610
Industrial Logistics Properties Trust	37,994	791
Innovative Industrial Properties, Inc.	5,495	679
Invesco Mortgage Capital, Inc.	75,856	1,223
Investors Real Estate Trust	6,903	405
iStar, Inc.	36,247	450
Jernigan Capital, Inc.	12,216	250
Kite Realty Group Trust	48,579	735
KKR Real Estate Finance Trust, Inc.	14,794	295
Ladder Capital Corp.	60,345	1,002
Lexington Realty Trust	134,316	1,264
LTC Properties, Inc.	23,082	1,054
Mack-Cali Realty Corp.	53,161	1,238
Monmouth Real Estate Investment Corp.	53,434	724
National Health Investors, Inc.	24,541	1,915
National Storage Affiliates Trust	33,369	966
New Senior Investment Group, Inc.	48,539	326
New York Mortgage Trust, Inc.	122,239	758
NexPoint Residential Trust, Inc.	11,042	457
NorthStar Realty Europe Corp.	25,914	426
Office Properties Income Trust	27,964	735
One Liberty Properties, Inc.	9,016	261
Orchid Island Capital, Inc.	30,243	192
Pebblebrook Hotel Trust	76,246	2,149
Pennsylvania Real Estate Investment Trust	40,701	265
PennyMac Financial Services, Inc.	44,204	965
Physicians Realty Trust	108,865	1,899
Piedmont Office Realty Trust, Inc., Class A	73,431	1,463
PotlatchDeltic Corp.	38,768	1,511
Preferred Apartment Communities, Inc., Class A	25,402	380
PS Business Parks, Inc.	11,735	1,978
QTS Realty Trust, Inc., Class A	32,084	1,482
Ready Capital Corp.	18,270	272
Redwood Trust, Inc.	56,376	932
Retail Opportunity Investments Corp.	66,021	1,131

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Real Estate Investment Trusts - 8.1% continued
Retail Value, Inc.	8,741	$304
Rexford Industrial Realty, Inc.	60,889	2,458
RLJ Lodging Trust	100,938	1,791
RPT Realty	45,776	554
Ryman Hospitality Properties, Inc.	26,900	2,181
Sabra Health Care REIT, Inc.	104,916	2,066
Safehold, Inc.	4,354	131
Saul Centers, Inc.	6,961	391
Senior Housing Properties Trust	138,783	1,148
Seritage Growth Properties, Class A	19,156	823
Spirit MTA REIT	25,269	211
STAG Industrial, Inc.	74,167	2,243
Summit Hotel Properties, Inc.	60,673	696
Sunstone Hotel Investors, Inc.	133,815	1,835
Tanger Factory Outlet Centers, Inc.	53,561	868
Terreno Realty Corp.	36,441	1,787
TPG RE Finance Trust, Inc.	29,053	560
Transcontinental Realty Investors, Inc.*	612	16
UMH Properties, Inc.	20,522	255
Uniti Group, Inc.	108,472	1,030
Universal Health Realty Income Trust	7,516	638
Urban Edge Properties	67,474	1,169
Urstadt Biddle Properties, Inc., Class A	17,327	364
Washington Prime Group, Inc.	109,510	418
Washington Real Estate Investment Trust	47,030	1,257
Western Asset Mortgage Capital Corp.	27,600	275
Whitestone REIT	22,263	283
Xenia Hotels & Resorts, Inc.	66,454	1,386

		96,996

Recreational Facilities & Services - 0.3%
AMC Entertainment Holdings, Inc.,
Class A	30,318	283
Drive Shack, Inc.*	35,415	166
International Speedway Corp., Class A	13,744	617
Marcus (The) Corp.	13,112	432
OneSpaWorld Holdings Ltd.*	26,628	413
RCI Hospitality Holdings, Inc.	5,394	94
Reading International, Inc., Class A*	9,933	129
SeaWorld Entertainment, Inc.*	29,586	917
Speedway Motorsports, Inc.	6,666	124

		3,175

Renewable Energy - 0.5%
Ameresco, Inc., Class A*	12,874	190
American Superconductor Corp.*	12,312	114
EnerSys	25,351	1,737
Enphase Energy, Inc.*	53,831	981
FutureFuel Corp.	15,177	177
Green Plains, Inc.	23,155	250
Plug Power, Inc.*	134,559	303
Renewable Energy Group, Inc.*	21,576	342
REX American Resources Corp.*	3,301	241
SunPower Corp.*	36,871	394
Sunrun, Inc.*	64,838	1,216
TPI Composites, Inc.*	16,929	418
Vivint Solar, Inc.*	25,558	187

		6,550

Retail - Consumer Staples - 0.4%
Big Lots, Inc.	23,346	668
BJ’s Wholesale Club Holdings, Inc.*	66,457	1,755
Ingles Markets, Inc., Class A	8,296	258
Natural Grocers by Vitamin Cottage, Inc.*	5,056	51
PriceSmart, Inc.	13,170	673
Rite Aid Corp.*	31,770	255
SpartanNash Co.	21,018	245
Village Super Market, Inc., Class A	4,881	129
Weis Markets, Inc.	5,611	204

		4,238

Retail - Discretionary - 3.1%
1-800-Flowers.com, Inc., Class A*	14,549	275
Abercrombie & Fitch Co., Class A	39,001	626
American Eagle Outfitters, Inc.	94,867	1,603
America’s Car-Mart, Inc.*	3,661	315
Asbury Automotive Group, Inc.*	11,319	955
Ascena Retail Group, Inc.*	91,800	56
At Home Group, Inc.*	27,942	186
Avis Budget Group, Inc.*	34,673	1,219
Barnes & Noble Education, Inc.*	22,493	76
Barnes & Noble, Inc.	34,585	231
Bassett Furniture Industries, Inc.	5,658	86
Beacon Roofing Supply, Inc.*	39,812	1,462
Bed Bath & Beyond, Inc.	73,892	859
BlueLinx Holdings, Inc.*	5,239	104
BMC Stock Holdings, Inc.*	39,047	828
Boot Barn Holdings, Inc.*	16,405	585
Buckle (The), Inc.	16,936	293
Builders FirstSource, Inc.*	66,804	1,126
Caleres, Inc.	23,974	478

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Retail - Discretionary - 3.1% continued
Cato (The) Corp., Class A	12,632	$156
Chico’s FAS, Inc.	68,432	231
Children’s Place (The), Inc.	9,006	859
Citi Trends, Inc.	6,576	96
Conn’s, Inc.*	11,671	208
Container Store Group (The), Inc.*	9,330	68
Designer Brands, Inc., Class A	38,131	731
Dillard’s, Inc., Class A	6,233	388
Duluth Holdings, Inc., Class B*	6,297	86
Ethan Allen Interiors, Inc.	14,080	297
Express, Inc.*	38,270	104
EZCORP, Inc., Class A*	29,920	283
FirstCash, Inc.	24,835	2,484
Foundation Building Materials, Inc.*	8,697	155
Freshpet, Inc.*	18,201	828
Gaia, Inc.*	6,144	47
GameStop Corp., Class A	59,697	327
Genesco, Inc.*	10,389	439
GMS, Inc.*	18,874	415
GNC Holdings, Inc., Class A*	46,090	69
Group 1 Automotive, Inc.	10,342	847
Guess?, Inc.	33,585	542
Haverty Furniture Cos., Inc.	10,755	183
Hertz Global Holdings, Inc.*	38,138	609
Hibbett Sports, Inc.*	10,732	195
Hudson Ltd., Class A*	23,255	321
J. Jill, Inc.	9,980	20
J.C. Penney Co., Inc.*	186,466	213
Lands’ End, Inc.*	6,228	76
La-Z-Boy, Inc.	26,268	805
Liquidity Services, Inc.*	16,125	98
Lithia Motors, Inc., Class A	12,976	1,541
Lovesac (The) Co.*	3,464	108
Lumber Liquidators Holdings, Inc.*	16,723	193
MarineMax, Inc.*	13,033	214
Michaels (The) Cos., Inc.*	50,070	436
Monro, Inc.	19,139	1,633
National Vision Holdings, Inc.*	40,343	1,240
Office Depot, Inc.	318,646	656
Overstock.com, Inc.*	15,759	214
Party City Holdco, Inc.*	31,615	232
PetIQ, Inc.*	11,065	365
PetMed Express, Inc.	11,774	184
RH*	10,683	1,235
RTW RetailWinds, Inc.*	17,574	30
Rush Enterprises, Inc., Class A	16,139	589
Rush Enterprises, Inc., Class B	2,708	100
Sally Beauty Holdings, Inc.*	70,750	944
Shoe Carnival, Inc.	5,660	156
Signet Jewelers Ltd.	30,387	543
Sleep Number Corp.*	17,401	703
Sonic Automotive, Inc., Class A	14,277	333
Sportsman’s Warehouse Holdings, Inc.*	24,864	94
Stitch Fix, Inc., Class A*	24,580	786
Tailored Brands, Inc.	29,286	169
Tile Shop Holdings, Inc.	22,729	91
Tilly’s, Inc., Class A	12,733	97
Vera Bradley, Inc.*	11,999	144
Winmark Corp.	1,438	249
Zumiez, Inc.*	11,699	305

		37,127

Semiconductors - 2.3%
Adesto Technologies Corp.*	15,676	128
Alpha & Omega Semiconductor Ltd.*	11,730	110
Ambarella, Inc.*	18,512	817
Amkor Technology, Inc.*	57,570	429
Aquantia Corp.*	16,489	215
AVX Corp.	27,593	458
Axcelis Technologies, Inc.*	19,259	290
AXT, Inc.*	22,561	89
Brooks Automation, Inc.	41,604	1,612
Cabot Microelectronics Corp.	17,000	1,871
CEVA, Inc.*	12,728	310
Cirrus Logic, Inc.*	34,745	1,518
Cohu, Inc.	23,597	364
CTS Corp.	19,057	526
Diodes, Inc.*	24,069	875
DSP Group, Inc.*	12,767	183
FormFactor, Inc.*	43,583	683
GSI Technology, Inc.*	8,948	77
II-VI, Inc.*	36,840	1,347
Impinj, Inc.*	8,659	248
Inphi Corp.*	26,353	1,320
KEMET Corp.	33,367	628
Lattice Semiconductor Corp.*	73,098	1,066
MACOM Technology Solutions Holdings, Inc.*	26,932	407

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Semiconductors - 2.3% continued
MaxLinear, Inc.*	38,213	$896
Nanometrics, Inc.*	13,616	473
NeoPhotonics Corp.*	22,231	93
NVE Corp.	2,797	195
Park Electrochemical Corp.	10,767	180
Photronics, Inc.*	38,242	314
Power Integrations, Inc.	16,601	1,331
Rambus, Inc.*	64,745	779
Rudolph Technologies, Inc.*	17,919	495
Semtech Corp.*	38,630	1,856
Silicon Laboratories, Inc.*	25,201	2,606
Synaptics, Inc.*	20,399	594
Ultra Clean Holdings, Inc.*	22,883	318
Veeco Instruments, Inc.*	28,215	345
Vishay Intertechnology, Inc.	77,779	1,285
Xperi Corp.	28,876	595

		27,926

Software - 5.2%
ACI Worldwide, Inc.*	63,955	2,196
Agilysys, Inc.*	10,373	223
Allscripts Healthcare Solutions, Inc.*	97,224	1,131
Altair Engineering, Inc., Class A*	22,600	913
Amber Road, Inc.*	14,662	191
American Software, Inc., Class A	16,902	222
Appfolio, Inc., Class A*	8,980	918
Appian Corp.*	18,281	659
Avaya Holdings Corp.*	65,013	774
Avid Technology, Inc.*	16,408	150
Bandwidth, Inc., Class A*	9,425	707
Benefitfocus, Inc.*	17,369	472
Blackbaud, Inc.	28,642	2,392
Blackline, Inc.*	25,073	1,342
Bottomline Technologies DE, Inc.*	25,118	1,111
Box, Inc., Class A*	84,002	1,479
Brightcove, Inc.*	22,221	230
Calix, Inc.*	26,945	177
Carbon Black, Inc.*	32,704	547
Carbonite, Inc.*	19,408	505
Castlight Health, Inc., Class B*	58,977	190
ChannelAdvisor Corp.*	15,655	137
Cision Ltd.*	53,671	630
Cloudera, Inc.*	138,387	728
CommVault Systems, Inc.*	20,057	995
Computer Programs & Systems, Inc.	7,444	207
Cornerstone Building Brands, Inc. (Frankfurt Exchange)*	32,833	1,902
Daily Journal Corp.*	664	158
Digital Turbine, Inc.*	45,360	227
Domo, Inc., Class B*	10,126	277
Donnelley Financial Solutions, Inc.*	18,265	244
Ebix, Inc.	13,635	685
eGain Corp.*	11,945	97
Envestnet, Inc.*	28,008	1,915
Everbridge, Inc.*	19,119	1,710
Evolent Health, Inc., Class A*	42,459	338
Exela Technologies, Inc.*	26,271	58
Five9, Inc.*	34,503	1,770
ForeScout Technologies, Inc.*	23,794	806
Glu Mobile, Inc.*	67,895	487
Ideanomics, Inc.*	29,961	74
Immersion Corp.*	18,293	139
InnerWorkings, Inc.*	25,865	99
Inovalon Holdings, Inc., Class A*	41,249	598
Instructure, Inc.*	19,723	838
Intelligent Systems Corp.*	3,996	115
j2 Global, Inc.	27,340	2,430
Limelight Networks, Inc.*	65,598	177
LivePerson, Inc.*	35,663	1,000
Majesco*	4,436	41
MicroStrategy, Inc., Class A*	4,851	695
Mitek Systems, Inc.*	21,634	215
MobileIron, Inc.*	56,066	348
Model N, Inc.*	19,032	371
Monotype Imaging Holdings, Inc.	23,714	399
NextGen Healthcare, Inc.*	31,714	631
Omnicell, Inc.*	24,031	2,067
OneSpan, Inc.*	19,203	272
Pareteum Corp.*	62,977	164
PDF Solutions, Inc.*	16,570	217
Phunware, Inc.*	2,535	8
Progress Software Corp.	26,070	1,137
PROS Holdings, Inc.*	19,289	1,220
Q2 Holdings, Inc.*	23,489	1,794
QAD, Inc., Class A	6,462	260
Qualys, Inc.*	19,934	1,736
Rapid7, Inc.*	28,200	1,631
SailPoint Technologies Holding, Inc.*	50,263	1,007
SecureWorks Corp., Class A*	4,744	63

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Software - 5.2% continued
Simulations Plus, Inc.	6,999	$200
SPS Commerce, Inc.*	10,532	1,076
SVMK, Inc.*	49,180	812
Synchronoss Technologies, Inc.*	22,430	177
Tabula Rasa HealthCare, Inc.*	11,431	571
Telenav, Inc.*	18,558	148
Tenable Holdings, Inc.*	21,701	619
TiVo Corp.	71,895	530
Upland Software, Inc.*	13,174	600
USA Technologies, Inc.*	34,506	256
Varonis Systems, Inc.*	17,381	1,077
Verint Systems, Inc.*	38,360	2,063
Verra Mobility Corp.*	57,732	756
VirnetX Holding Corp.*	35,521	221
Workiva, Inc.*	20,547	1,194
Yext, Inc.*	54,483	1,095
Zuora, Inc., Class A*	49,963	765

		61,806

Specialty Finance - 1.6%
Aircastle Ltd.	30,718	653
Altisource Portfolio Solutions S.A.*	3,425	67
Arlington Asset Investment Corp., Class A	21,137	146
Cardtronics PLC, Class A*	22,414	612
Cass Information Systems, Inc.	8,253	400
CBTX, Inc.	10,898	307
Curo Group Holdings Corp.*	10,176	113
Deluxe Corp.	25,636	1,042
Elevate Credit, Inc.*	13,465	56
Encore Capital Group, Inc.*	18,108	613
Enova International, Inc.*	19,308	445
Essent Group Ltd.*	56,467	2,653
Evo Payments, Inc., Class A*	18,327	578
Federal Agricultural Mortgage Corp., Class C	5,282	384
Flagstar Bancorp, Inc.	16,712	554
GATX Corp.	21,179	1,679
General Finance Corp.*	6,797	57
Green Dot Corp., Class A*	29,084	1,422
HFF, Inc., Class A	22,423	1,020
I3 Verticals, Inc., Class A*	5,471	161
International Money Express, Inc.*	7,586	107
Investors Title Co.	816	136
LendingClub Corp.*	192,781	632
Marlin Business Services Corp.	5,128	128
Meta Financial Group, Inc.	21,549	605
MMA Capital Holdings, Inc.*	2,872	96
Mr Cooper Group, Inc.*	44,596	357
Nelnet, Inc., Class A	10,487	621
Ocwen Financial Corp.*	78,916	163
On Deck Capital, Inc.*	38,944	162
Paysign, Inc.*	17,453	233
PennyMac Financial Services, Inc.	14,636	325
PRA Group, Inc.*	26,375	742
Regional Management Corp.*	5,473	144
Stewart Information Services Corp.	13,747	557
Walker & Dunlop, Inc.	16,234	864
Willis Lease Finance Corp.*	1,711	100
World Acceptance Corp.*	3,902	640

		19,574

Technology Services - 1.9%
comScore, Inc.*	28,701	148
Conduent, Inc.*	101,455	973
CSG Systems International, Inc.	19,280	941
Endurance International Group Holdings, Inc.*	41,946	201
EVERTEC, Inc.	35,550	1,163
ExlService Holdings, Inc.*	19,651	1,300
Forrester Research, Inc.	6,237	293
ICF International, Inc.	10,640	775
Insight Enterprises, Inc.*	20,782	1,210
LiveRamp Holdings, Inc.*	40,016	1,940
ManTech International Corp., Class A	15,699	1,034
MAXIMUS, Inc.	37,290	2,705
NIC, Inc.	38,545	618
Parsons Corp.*	10,955	404
Perficient, Inc.*	18,919	649
Perspecta, Inc.	82,894	1,941
Presidio, Inc.	27,027	369
Priority Technology Holdings, Inc.*	3,828	30
Rimini Street, Inc.*	11,542	61
Science Applications International Corp.	34,799	3,012
StarTek, Inc.*	9,516	78
Sykes Enterprises, Inc.*	22,934	630
TTEC Holdings, Inc.	8,393	391
Unisys Corp.*	29,845	290
Value Line, Inc.	669	18

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Technology Services - 1.9% continued
Virtusa Corp.*	16,857	$749
WageWorks, Inc.*	23,451	1,191

		23,114

Telecom - 0.8%
8x8, Inc.*	54,958	1,325
ATN International, Inc.	6,491	375
Cincinnati Bell, Inc.*	29,086	144
Cogent Communications Holdings, Inc.	24,629	1,462
Consolidated Communications Holdings, Inc.	41,347	204
Frontier Communications Corp.*	61,521	108
Gogo, Inc.*	31,628	126
GTT Communications, Inc.*	19,497	343
IDT Corp., Class B*	9,762	92
Intelsat S.A.*	39,299	764
Iridium Communications, Inc.*	58,064	1,351
KVH Industries, Inc.*	9,765	106
Loral Space & Communications, Inc.*	7,516	259
Ooma, Inc.*	11,381	119
ORBCOMM, Inc.*	43,642	316
RigNet, Inc.*	8,238	83
Shenandoah Telecommunications Co.	28,133	1,084
Spok Holdings, Inc.	10,572	159
Vonage Holdings Corp.*	132,756	1,504
Zix Corp.*	31,338	285

		10,209

Transportation & Logistics - 1.3%
Air Transport Services Group, Inc.*	34,270	836
ArcBest Corp.	14,925	420
Ardmore Shipping Corp.*	19,579	160
Atlas Air Worldwide Holdings, Inc.*	13,624	608
Costamare, Inc.	28,661	147
Covenant Transportation Group, Inc., Class A*	7,391	109
CryoPort, Inc.*	15,947	292
Daseke, Inc.*	26,794	96
DHT Holdings, Inc.	51,852	306
Diamond S Shipping Inc*	12,879	164
Dorian LPG Ltd.*	16,293	147
Eagle Bulk Shipping, Inc.*	25,946	136
Echo Global Logistics, Inc.*	16,088	336
Forward Air Corp.	16,754	991
GasLog Ltd.	23,713	342
Genco Shipping & Trading Ltd.*	8,887	75
Golar LNG Ltd.	55,538	1,026
Heartland Express, Inc.	26,922	487
Hub Group, Inc., Class A*	19,335	812
International Seaways, Inc.*	14,778	281
Marten Transport Ltd.	22,988	417
Matson, Inc.	24,924	968
Mobile Mini, Inc.	26,223	798
Nordic American Tankers Ltd.	80,710	189
Overseas Shipholding Group, Inc., Class A*	37,896	71
P.A.M. Transportation Services, Inc.*	1,148	71
Park-Ohio Holdings Corp.	5,131	167
Radiant Logistics, Inc.*	22,837	140
Roadrunner Transportation Systems, Inc.*	2,089	20
Safe Bulkers, Inc.*	29,344	46
Saia, Inc.*	15,200	983
Scorpio Bulkers, Inc.	31,616	145
Scorpio Tankers, Inc.	25,408	750
SEACOR Holdings, Inc.*	10,194	484
SEACOR Marine Holdings, Inc.*	11,294	169
Ship Finance International Ltd.	47,657	596
Teekay Corp.	40,715	140
Teekay Tankers Ltd., Class A*	110,608	142
US Xpress Enterprises, Inc., Class A*	12,546	65
Werner Enterprises, Inc.	26,616	827
YRC Worldwide, Inc.*	19,481	79

		15,038

Transportation Equipment - 0.3%
Blue Bird Corp.*	8,833	174
Commercial Vehicle Group, Inc.*	17,794	143
Greenbrier (The) Cos., Inc.	18,825	572
Meritor, Inc.*	47,027	1,141
Navistar International Corp.*	29,059	1,001
REV Group, Inc.	15,916	229
Spartan Motors, Inc.	20,105	220
Wabash National Corp.	32,016	521

		4,001

Utilities - 3.7%
ALLETE, Inc.	30,399	2,529
American States Water Co.	21,494	1,617
Artesian Resources Corp., Class A	4,679	174
Atlantic Power Corp.*	62,608	151
Avista Corp.	38,473	1,716

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Utilities - 3.7% continued
Black Hills Corp.	35,396	$2,767
California Water Service Group	28,180	1,427
Chesapeake Utilities Corp.	9,364	890
Clearway Energy, Inc., Class A	20,439	331
Clearway Energy, Inc., Class C	43,235	729
Connecticut Water Service, Inc.	7,099	495
Consolidated Water Co. Ltd.	8,439	120
El Paso Electric Co.	23,803	1,557
Genie Energy Ltd., Class B	8,430	90
Global Water Resources, Inc.	6,886	72
MGE Energy, Inc.	20,460	1,495
Middlesex Water Co.	9,396	557
New Jersey Resources Corp.	52,052	2,591
Northwest Natural Holding Co.	16,874	1,173
NorthWestern Corp.	29,703	2,143
ONE Gas, Inc.	30,632	2,766
Ormat Technologies, Inc.	23,264	1,475
Otter Tail Corp.	23,115	1,221
Pattern Energy Group, Inc., Class A	51,778	1,195
PICO Holdings, Inc.*	10,565	123
PNM Resources, Inc.	46,621	2,373
PNM Resources, Inc. - (Fractional Shares)(1)	50,000	—
Portland General Electric Co.	52,658	2,852
Pure Cycle Corp.*	10,014	106
RGC Resources, Inc.	4,472	136
SJW Group	15,430	938
South Jersey Industries, Inc.	54,304	1,832
Southwest Gas Holdings, Inc.	31,294	2,805
Spark Energy, Inc., Class A	6,588	74
Spire, Inc.	29,149	2,446
TerraForm Power, Inc., Class A	42,858	613
Unitil Corp.	8,556	512
York Water (The) Co.	7,561	270

		44,361

Waste & Environment Services & Equipment - 0.8%
Advanced Disposal Services, Inc.*	42,612	1,360
AquaVenture Holdings Ltd.*	6,977	139
Casella Waste Systems, Inc., Class A*	26,127	1,035
CECO Environmental Corp.*	18,013	173
Charah Solutions, Inc.*	5,564	31
Covanta Holding Corp.	69,181	1,239
Energy Recovery, Inc.*	21,768	227
ESCO Technologies, Inc.	14,978	1,237
Evoqua Water Technologies Corp.*	43,875	625
Heritage-Crystal Clean, Inc.*	8,803	232
NRC Group Holdings Corp.*	5,938	66
Tetra Tech, Inc.	31,993	2,513
US Ecology, Inc.	12,932	770

		9,647

Total Common Stocks (Cost $880,392)		1,175,006

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc. (Contingent Value Rights)(1) *	3,681	—
Oncternal Therapeutics, Inc.(1) *	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(3) *	5,175	39

		39

Chemicals - 0.0%
A. Schulman, Inc. (Contingent Value Rights)(3) *	15,653	8

Electrical Equipment - 0.0%
Babcock & Wilcox Enterprises, Inc.*	19,459	1

Retail - Discretionary - 0.0%
Hertz Global Holdings, Inc. (New York Exchange)*	31,013	61

Total Rights (Cost $72)		109

OTHER - 0.0%(1)
Escrow DLB Oil & Gas*	1,200	—
Escrow Position PetroCorp*	420	—

Total Other (Cost $—)		—

INVESTMENT COMPANIES - 2.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(4) (5)	34,800,455	34,800

Total Investment Companies (Cost $34,800)		34,800

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
2.36%, 7/18/19(6) (7)	$1,720	$1,718

Total Short-Term Investments (Cost $1,718)		1,718

Total Investments - 101.1% (Cost $916,982)		1,211,633

Liabilities less Other Assets - (1.1%)		(12,787)

NET ASSETS - 100.0%		$1,198,846

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Cost and value amounts round to less than one thousand.
(3)	Level 3 asset.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2019 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	308	$24,133	Long	9/19	$601

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.6%
Consumer Discretionary	11.0
Consumer Staples	2.8
Energy	4.1
Financials	17.8
Health Care	17.2
Industrials	15.8
Information Technology	13.2
Materials	4.0
Real Estate	7.7
Utilities	3.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$1,175,006	$—	$—	$1,175,006
Rights:
Electrical Equipment	—	1	—	1
Retail - Discretionary	61	—	—	61
All Other Industries(1)	—	—	47	47

Total Rights	61	1	47	109

Investment Companies	34,800	—	—	34,800
Short-Term Investments	—	1,718	—	1,718

Total Investments	$1,209,867	$1,719	$47	$1,211,633

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$601	$—	$—	$601

(1) Classifications as defined in the Schedule of Investments.

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$12,735	$37,882	$15,817	$117	$34,800	34,800,455

NORTHERN FUNDS QUARTERLY REPORT    27    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%
Aerospace & Defense - 2.6%
Arconic, Inc.	142,977	$3,692
Boeing (The) Co.	186,301	67,815
General Dynamics Corp.	96,664	17,575
Harris Corp.	42,074	7,958
Huntington Ingalls Industries, Inc.	14,722	3,309
L3 Technologies, Inc.	28,315	6,942
Lockheed Martin Corp.	87,501	31,810
Northrop Grumman Corp.	60,449	19,532
Raytheon Co.	99,161	17,242
Textron, Inc.	83,199	4,413
TransDigm Group, Inc.*	17,411	8,423
United Technologies Corp.	288,764	37,597

		226,308

Apparel & Textile Products - 0.7%
Capri Holdings Ltd.*	54,089	1,876
Hanesbrands, Inc.	128,083	2,206
NIKE, Inc., Class B	447,495	37,567
PVH Corp.	26,855	2,542
Ralph Lauren Corp.	18,683	2,122
Tapestry, Inc.	102,756	3,260
Under Armour, Inc., Class A*	66,989	1,698
Under Armour, Inc., Class C*	68,757	1,526
VF Corp.	116,004	10,133

		62,930

Asset Management - 0.8%
Affiliated Managers Group, Inc.	18,435	1,699
Ameriprise Financial, Inc.	47,678	6,921
BlackRock, Inc.	42,361	19,880
Charles Schwab (The) Corp.	423,057	17,003
E*TRADE Financial Corp.	87,333	3,895
Franklin Resources, Inc.	104,774	3,646
Invesco Ltd.	143,178	2,929
Raymond James Financial, Inc.	45,002	3,805
T. Rowe Price Group, Inc.	84,234	9,241

		69,019

Automotive - 0.5%
Aptiv PLC	91,526	7,398
BorgWarner, Inc.	73,825	3,099
Ford Motor Co.	1,395,946	14,280
General Motors Co.	469,963	18,108
Harley-Davidson, Inc.	56,544	2,026

		44,911

Banking - 5.4%
Bank of America Corp.	3,148,486	91,306
BB&T Corp.	272,793	13,402
Citigroup, Inc.	823,400	57,663
Citizens Financial Group, Inc.	163,213	5,771
Comerica, Inc.	55,035	3,998
Fifth Third Bancorp	259,121	7,230
First Republic Bank	58,424	5,705
Huntington Bancshares, Inc.	371,127	5,129
JPMorgan Chase & Co.	1,154,999	129,129
KeyCorp	360,530	6,400
M&T Bank Corp.	48,665	8,277
People’s United Financial, Inc.	139,413	2,339
PNC Financial Services Group (The), Inc.	160,832	22,079
Regions Financial Corp.	360,784	5,390
SunTrust Banks, Inc.	158,075	9,935
SVB Financial Group*	18,658	4,190
US Bancorp	532,535	27,905
Wells Fargo & Co.	1,440,237	68,152
Zions Bancorp N.A.	64,884	2,983

		476,983

Biotechnology & Pharmaceuticals - 6.7%
AbbVie, Inc.	526,341	38,275
Alexion Pharmaceuticals, Inc.*	79,825	10,455
Allergan PLC	109,728	18,372
Amgen, Inc.	217,142	40,015
Biogen, Inc.*	69,032	16,144
Bristol-Myers Squibb Co.	582,452	26,414
Celgene Corp.*	251,084	23,210
Eli Lilly & Co.	307,633	34,083
Gilead Sciences, Inc.	452,971	30,603
Incyte Corp.*	63,578	5,402
Johnson & Johnson	945,323	131,665
Merck & Co., Inc.	916,668	76,863
Mylan N.V.*	182,794	3,480
Nektar Therapeutics*	61,721	2,196
Perrigo Co. PLC	44,415	2,115
Pfizer, Inc.	1,976,700	85,631
Regeneron Pharmaceuticals, Inc.*	27,995	8,762
Vertex Pharmaceuticals, Inc.*	91,175	16,720
Zoetis, Inc.	170,421	19,341

		589,746

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Chemicals - 2.4%
3M Co.	205,257	$35,579
Air Products & Chemicals, Inc.	78,416	17,751
Albemarle Corp.	37,391	2,633
Avery Dennison Corp.	30,218	3,496
Celanese Corp.	44,948	4,845
CF Industries Holdings, Inc.	79,019	3,691
Corteva, Inc.*	266,487	7,880
Dow, Inc.	266,487	13,140
DuPont de Nemours, Inc.	266,487	20,005
Eastman Chemical Co.	49,558	3,857
Ecolab, Inc.	90,349	17,839
FMC Corp.	46,986	3,897
International Flavors & Fragrances, Inc.	35,920	5,212
Linde PLC	193,272	38,809
LyondellBasell Industries N.V., Class A	107,913	9,295
Mosaic (The) Co.	125,734	3,147
PPG Industries, Inc.	84,152	9,821
Sherwin-Williams (The) Co.	28,931	13,259

		214,156

Commercial Services - 0.2%
Cintas Corp.	30,234	7,174
H&R Block, Inc.	73,250	2,146
Robert Half International, Inc.	42,204	2,406
Rollins, Inc.	52,396	1,880

		13,606

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	22,327	5,137
Vulcan Materials Co.	47,125	6,471

		11,608

Consumer Products - 5.7%
Altria Group, Inc.	666,230	31,546
Archer-Daniels-Midland Co.	199,824	8,153
Brown-Forman Corp., Class B	59,018	3,271
Campbell Soup Co.	68,398	2,741
Church & Dwight Co., Inc.	87,833	6,417
Clorox (The) Co.	45,439	6,957
Coca-Cola (The) Co.	1,367,149	69,615
Colgate-Palmolive Co.	305,551	21,899
Conagra Brands, Inc.	172,184	4,566
Constellation Brands, Inc., Class A	59,555	11,729
Coty, Inc., Class A	106,548	1,428
Estee Lauder (The) Cos., Inc., Class A	78,079	14,297
General Mills, Inc.	213,331	11,204
Hershey (The) Co.	49,650	6,655
Hormel Foods Corp.	96,716	3,921
JM Smucker (The) Co.	40,338	4,646
Kellogg Co.	88,913	4,763
Kimberly-Clark Corp.	122,515	16,329
Kraft Heinz (The) Co.	222,158	6,896
Lamb Weston Holdings, Inc.	51,945	3,291
McCormick & Co., Inc. (Non Voting)	43,479	6,740
Molson Coors Brewing Co., Class B	66,533	3,726
Mondelez International, Inc., Class A	513,061	27,654
Monster Beverage Corp.*	139,459	8,902
PepsiCo, Inc.	499,145	65,453
Philip Morris International, Inc.	553,996	43,505
Procter & Gamble (The) Co.	893,051	97,923
Tyson Foods, Inc., Class A	104,699	8,453

		502,680

Containers & Packaging - 0.3%
Amcor PLC*	575,489	6,612
Ball Corp.	119,285	8,349
International Paper Co.	141,889	6,147
Packaging Corp. of America	33,494	3,193
Sealed Air Corp.	55,312	2,366
Westrock Co.	91,901	3,351

		30,018

Distributors - Consumer Staples - 0.1%
Sysco Corp.	168,377	11,908

Distributors - Discretionary - 0.1%
Copart, Inc.*	71,870	5,371
LKQ Corp.*	111,341	2,963

		8,334

Electrical Equipment - 2.2%
A.O. Smith Corp.	50,271	2,371
Allegion PLC	33,507	3,704
AMETEK, Inc.	81,104	7,367
Amphenol Corp., Class A	106,386	10,207
Eaton Corp. PLC	150,815	12,560
Emerson Electric Co.	218,841	14,601
Fortive Corp.	105,043	8,563
General Electric Co.	3,105,146	32,604
Honeywell International, Inc.	259,073	45,232
Ingersoll-Rand PLC	85,864	10,876
Johnson Controls International PLC	283,476	11,710
Keysight Technologies, Inc.*	67,140	6,030
Rockwell Automation, Inc.	42,071	6,893

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Electrical Equipment - 2.2% continued
Roper Technologies, Inc.	36,960	$13,537
TE Connectivity Ltd.	120,140	11,507

		197,762

Engineering & Construction Services - 0.1%
Jacobs Engineering Group, Inc.	40,893	3,451
Quanta Services, Inc.	50,125	1,914

		5,365

Gaming, Lodging & Restaurants - 1.9%
Carnival Corp.	142,944	6,654
Chipotle Mexican Grill, Inc.*	8,683	6,364
Darden Restaurants, Inc.	43,744	5,325
Hilton Worldwide Holdings, Inc.	103,843	10,150
Marriott International, Inc., Class A	98,386	13,803
McDonald’s Corp.	271,833	56,449
MGM Resorts International	180,869	5,167
Norwegian Cruise Line Holdings Ltd.*	77,135	4,137
Royal Caribbean Cruises Ltd.	61,233	7,422
Starbucks Corp.	431,157	36,144
Wynn Resorts Ltd.	34,296	4,252
Yum! Brands, Inc.	109,121	12,076

		167,943

Hardware - 5.3%
Apple, Inc.	1,556,311	308,025
Arista Networks, Inc.*	18,824	4,887
Cisco Systems, Inc.	1,524,017	83,409
Corning, Inc.	278,936	9,269
F5 Networks, Inc.*	21,425	3,120
FLIR Systems, Inc.	48,021	2,598
Garmin Ltd.	42,982	3,430
Hewlett Packard Enterprise Co.	476,969	7,131
HP, Inc.	536,428	11,152
Juniper Networks, Inc.	123,338	3,285
Motorola Solutions, Inc.	58,645	9,778
NetApp, Inc.	87,568	5,403
Seagate Technology PLC	89,751	4,229
Western Digital Corp.	104,423	4,965
Xerox Corp.	69,431	2,459

		463,140

Health Care Facilities & Services - 2.8%
AmerisourceBergen Corp.	55,478	4,730
Anthem, Inc.	91,573	25,843
Cardinal Health, Inc.	105,641	4,976
Centene Corp.*	147,376	7,728
Cigna Corp.	135,109	21,286
CVS Health Corp.	462,567	25,205
DaVita, Inc.*	44,815	2,521
HCA Healthcare, Inc.	95,116	12,857
Henry Schein, Inc.*	53,024	3,706
Humana, Inc.	48,062	12,751
IQVIA Holdings, Inc.*	56,097	9,026
Laboratory Corp. of America Holdings*	34,954	6,044
McKesson Corp.	67,633	9,089
Quest Diagnostics, Inc.	48,085	4,896
UnitedHealth Group, Inc.	338,368	82,565
Universal Health Services, Inc., Class B	29,607	3,861
WellCare Health Plans, Inc.*	17,916	5,107

		242,191

Home & Office Products - 0.5%
D.R. Horton, Inc.	120,635	5,203
Fortune Brands Home & Security, Inc.	49,754	2,842
Leggett & Platt, Inc.	46,432	1,782
Lennar Corp., Class A	101,350	4,911
Masco Corp.	104,407	4,097
Mohawk Industries, Inc.*	22,113	3,261
Newell Brands, Inc.	137,863	2,126
PulteGroup, Inc.	90,334	2,856
Snap-on, Inc.	19,748	3,271
Stanley Black & Decker, Inc.	54,005	7,810
Whirlpool Corp.	22,616	3,220

		41,379

Industrial Services - 0.2%
Fastenal Co.	204,486	6,664
United Rentals, Inc.*	27,827	3,691
W.W. Grainger, Inc.	15,991	4,289

		14,644

Institutional Financial Services - 1.4%
Bank of New York Mellon (The) Corp.	313,674	13,849
Cboe Global Markets, Inc.	39,782	4,123
CME Group, Inc.	127,441	24,737
Goldman Sachs Group (The), Inc.	121,147	24,787
Intercontinental Exchange, Inc.	200,709	17,249
Jefferies Financial Group, Inc.	90,588	1,742
Morgan Stanley	455,256	19,945
Nasdaq, Inc.	41,057	3,948

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Institutional Financial Services - 1.4% continued
Northern Trust Corp.(1)	77,442	$6,970
State Street Corp.	132,920	7,451

		124,801

Insurance - 4.2%
Aflac, Inc.	265,168	14,534
Allstate (The) Corp.	118,589	12,059
American International Group, Inc.	309,700	16,501
Aon PLC	85,615	16,522
Arthur J. Gallagher & Co.	65,913	5,773
Assurant, Inc.	21,922	2,332
Berkshire Hathaway, Inc., Class B*	689,912	147,068
Chubb Ltd.	162,991	24,007
Cincinnati Financial Corp.	54,208	5,620
Everest Re Group Ltd.	14,421	3,565
Hartford Financial Services Group (The), Inc.	128,720	7,172
Lincoln National Corp.	72,431	4,668
Loews Corp.	95,497	5,221
Marsh & McLennan Cos., Inc.	182,033	18,158
MetLife, Inc.	338,382	16,807
Principal Financial Group, Inc.	91,768	5,315
Progressive (The) Corp.	207,906	16,618
Prudential Financial, Inc.	144,512	14,596
Torchmark Corp.	35,926	3,214
Travelers (The) Cos., Inc.	93,345	13,957
Unum Group	76,083	2,553
Willis Towers Watson PLC	46,057	8,822

		365,082

Iron & Steel - 0.1%
Nucor Corp.	108,296	5,967

Leisure Products - 0.0%
Hasbro, Inc.	41,040	4,337

Machinery - 0.9%
Caterpillar, Inc.	203,645	27,755
Deere & Co.	112,922	18,712
Dover Corp.	51,876	5,198
Flowserve Corp.	46,477	2,449
Illinois Tool Works, Inc.	106,692	16,090
Parker-Hannifin Corp.	45,565	7,747
Xylem, Inc.	64,269	5,375

		83,326

Media - 8.3%
Alphabet, Inc., Class A*	106,612	115,439
Alphabet, Inc., Class C*	109,118	117,947
Booking Holdings, Inc.*	15,415	28,899
CBS Corp., Class B (Non Voting)	125,422	6,258
Charter Communications, Inc., Class A*	61,255	24,207
Comcast Corp., Class A	1,612,747	68,187
Discovery, Inc., Class A*	55,598	1,707
Discovery, Inc., Class C*	128,064	3,643
DISH Network Corp., Class A*	81,626	3,135
Expedia Group, Inc.	42,154	5,608
Facebook, Inc., Class A*	855,429	165,098
Fox Corp., Class A	126,455	4,633
Fox Corp., Class B	57,560	2,103
Interpublic Group of (The) Cos., Inc.	138,352	3,125
Netflix, Inc.*	155,678	57,184
News Corp., Class A	137,148	1,850
News Corp., Class B	43,487	607
Omnicom Group, Inc.	78,458	6,430
TripAdvisor, Inc.*	36,468	1,688
Twitter, Inc.*	260,010	9,074
VeriSign, Inc.*	37,345	7,811
Viacom, Inc., Class B	125,673	3,754
Walt Disney (The) Co.	621,584	86,798

		725,185

Medical Equipment & Devices - 4.5%
Abbott Laboratories	628,045	52,819
ABIOMED, Inc.*	15,985	4,164
Agilent Technologies, Inc.	112,597	8,408
Align Technology, Inc.*	25,977	7,110
Baxter International, Inc.	169,009	13,842
Becton Dickinson and Co.	96,029	24,200
Boston Scientific Corp.*	495,056	21,278
Cooper (The) Cos., Inc.	17,646	5,945
Danaher Corp.	224,265	32,052
DENTSPLY SIRONA, Inc.	82,959	4,841
Edwards Lifesciences Corp.*	74,229	13,713
Hologic, Inc.*	95,926	4,606
IDEXX Laboratories, Inc.*	30,676	8,446
Illumina, Inc.*	52,340	19,269
Intuitive Surgical, Inc.*	41,104	21,561
Medtronic PLC	477,308	46,485
Mettler-Toledo International, Inc.*	8,851	7,435
PerkinElmer, Inc.	39,368	3,793
ResMed, Inc.	51,222	6,251
Stryker Corp.	110,231	22,661

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Medical Equipment & Devices - 4.5% continued
Teleflex, Inc.	16,467	$5,453
Thermo Fisher Scientific, Inc.	142,397	41,819
Varian Medical Systems, Inc.*	32,250	4,390
Waters Corp.*	24,741	5,325
Zimmer Biomet Holdings, Inc.	72,907	8,584

		394,450

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	518,235	6,017
Newmont Goldcorp Corp.	291,793	11,225

		17,242

Oil, Gas & Coal - 5.0%
Anadarko Petroleum Corp.	178,770	12,614
Apache Corp.	133,046	3,854
Baker Hughes a GE Co.	184,184	4,536
Cabot Oil & Gas Corp.	150,115	3,447
Chevron Corp.	678,191	84,394
Cimarex Energy Co.	35,972	2,134
Concho Resources, Inc.	71,598	7,388
ConocoPhillips	402,229	24,536
Devon Energy Corp.	147,227	4,199
Diamondback Energy, Inc.	55,262	6,022
EOG Resources, Inc.	206,593	19,246
Exxon Mobil Corp.	1,506,356	115,432
Halliburton Co.	311,621	7,086
Helmerich & Payne, Inc.	39,789	2,014
Hess Corp.	91,095	5,791
HollyFrontier Corp.	55,701	2,578
Kinder Morgan, Inc.	692,813	14,466
Marathon Oil Corp.	290,200	4,124
Marathon Petroleum Corp.	235,915	13,183
National Oilwell Varco, Inc.	138,349	3,076
Noble Energy, Inc.	171,443	3,840
Occidental Petroleum Corp.	266,673	13,408
ONEOK, Inc.	146,876	10,107
Phillips 66	148,752	13,914
Pioneer Natural Resources Co.	60,032	9,237
Schlumberger Ltd.	492,776	19,583
TechnipFMC PLC (New York Exchange)	148,755	3,859
Valero Energy Corp.	148,711	12,731
Williams (The) Cos., Inc.	431,292	12,093

		438,892

Passenger Transportation - 0.4%
Alaska Air Group, Inc.	43,792	2,799
American Airlines Group, Inc.	141,674	4,620
Delta Air Lines, Inc.	212,078	12,035
Southwest Airlines Co.	174,005	8,836
United Continental Holdings, Inc.*	78,678	6,888

		35,178

Real Estate - 0.1%
CBRE Group, Inc., Class A*	111,718	5,731

Real Estate Investment Trusts - 3.0%
Alexandria Real Estate Equities, Inc.	40,308	5,687
American Tower Corp.	157,365	32,173
Apartment Investment & Management Co., Class A	53,187	2,666
AvalonBay Communities, Inc.	49,632	10,084
Boston Properties, Inc.	55,150	7,114
Crown Castle International Corp.	148,030	19,296
Digital Realty Trust, Inc.	74,178	8,737
Duke Realty Corp.	127,361	4,026
Equinix, Inc.	29,935	15,096
Equity Residential	131,879	10,012
Essex Property Trust, Inc.	23,444	6,844
Extra Space Storage, Inc.	45,596	4,838
Federal Realty Investment Trust	26,760	3,446
HCP, Inc.	170,942	5,467
Host Hotels & Resorts, Inc.	262,546	4,784
Iron Mountain, Inc.	101,511	3,177
Kimco Realty Corp.	149,380	2,761
Macerich (The) Co.	37,642	1,261
Mid-America Apartment Communities, Inc.	40,381	4,755
Prologis, Inc.	224,598	17,990
Public Storage	53,444	12,729
Realty Income Corp.	112,117	7,733
Regency Centers Corp.	59,362	3,962
SBA Communications Corp.*	40,328	9,067
Simon Property Group, Inc.	110,044	17,581
SL Green Realty Corp.	30,240	2,430
UDR, Inc.	100,395	4,507
Ventas, Inc.	131,575	8,993
Vornado Realty Trust	61,469	3,940
Welltower, Inc.	144,177	11,755
Weyerhaeuser Co.	264,675	6,971

		259,882

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Retail - Consumer Staples - 1.8%
Costco Wholesale Corp.	156,585	$41,379
Dollar General Corp.	91,998	12,434
Dollar Tree, Inc.*	84,380	9,062
Kroger (The) Co.	287,304	6,237
Target Corp.	182,460	15,803
Walgreens Boots Alliance, Inc.	276,764	15,131
Walmart, Inc.	498,018	55,026

		155,072

Retail - Discretionary - 5.7%
Advance Auto Parts, Inc.	25,412	3,917
Amazon.com, Inc.*	147,249	278,835
AutoZone, Inc.*	8,733	9,602
Best Buy Co., Inc.	83,011	5,788
CarMax, Inc.*	59,194	5,140
eBay, Inc.	291,745	11,524
Foot Locker, Inc.	40,026	1,678
Gap (The), Inc.	75,731	1,361
Genuine Parts Co.	52,236	5,411
Home Depot (The), Inc.	391,766	81,476
Kohl’s Corp.	57,499	2,734
L Brands, Inc.	81,130	2,117
Lowe’s Cos., Inc.	278,780	28,132
Macy’s, Inc.	109,137	2,342
Nordstrom, Inc.	38,009	1,211
O’Reilly Automotive, Inc.*	27,919	10,311
Ross Stores, Inc.	130,827	12,967
Tiffany & Co.	38,465	3,602
TJX (The) Cos., Inc.	431,804	22,834
Tractor Supply Co.	43,010	4,679
Ulta Beauty, Inc.*	19,775	6,860

		502,521

Semiconductors - 3.7%
Advanced Micro Devices, Inc.*	315,774	9,590
Analog Devices, Inc.	131,602	14,854
Applied Materials, Inc.	333,265	14,967
Broadcom, Inc.	140,935	40,570
Intel Corp.	1,594,477	76,328
IPG Photonics Corp.*	12,588	1,942
KLA-Tencor Corp.	57,524	6,799
Lam Research Corp.	53,372	10,025
Maxim Integrated Products, Inc.	96,929	5,798
Microchip Technology, Inc.	84,701	7,344
Micron Technology, Inc.*	394,048	15,206
NVIDIA Corp.	216,837	35,611
Qorvo, Inc.*	42,435	2,827
QUALCOMM, Inc.	432,840	32,926
Skyworks Solutions, Inc.	61,716	4,769
Texas Instruments, Inc.	333,977	38,327
Xilinx, Inc.	90,383	10,658

		328,541

Software - 7.2%
Activision Blizzard, Inc.	272,757	12,874
Adobe, Inc.*	173,724	51,188
Akamai Technologies, Inc.*	58,495	4,688
ANSYS, Inc.*	29,949	6,134
Autodesk, Inc.*	78,189	12,737
Cadence Design Systems, Inc.*	100,119	7,089
Cerner Corp.	115,886	8,495
Citrix Systems, Inc.	44,375	4,355
Electronic Arts, Inc.*	105,633	10,696
Fortinet, Inc.*	51,426	3,951
Intuit, Inc.	92,298	24,120
Microsoft Corp.	2,728,315	365,485
Oracle Corp.	863,900	49,216
Red Hat, Inc.*	63,275	11,881
salesforce.com, Inc.*	276,484	41,951
Symantec Corp.	220,146	4,790
Synopsys, Inc.*	53,467	6,881
Take-Two Interactive Software, Inc.*	40,105	4,553

		631,084

Specialty Finance - 4.1%
Alliance Data Systems Corp.	16,154	2,264
American Express Co.	243,770	30,091
Capital One Financial Corp.	167,232	15,175
Discover Financial Services	115,279	8,944
Fidelity National Information Services, Inc.	115,287	14,143
Fiserv, Inc.*	139,716	12,737
FleetCor Technologies, Inc.*	30,683	8,617
Global Payments, Inc.	55,876	8,947
Jack Henry & Associates, Inc.	27,418	3,672
Mastercard, Inc., Class A	320,070	84,668
PayPal Holdings, Inc.*	418,309	47,880
Synchrony Financial	225,837	7,830
Total System Services, Inc.	58,092	7,451

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Specialty Finance - 4.1% continued
Visa, Inc., Class A	619,108	$107,446
Western Union (The) Co.	154,525	3,074

		362,939

Technology Services - 2.5%
Accenture PLC, Class A	227,073	41,956
Automatic Data Processing, Inc.	154,918	25,613
Broadridge Financial Solutions, Inc.	41,353	5,280
Cognizant Technology Solutions Corp., Class A	202,710	12,850
DXC Technology Co.	95,116	5,246
Equifax, Inc.	43,165	5,838
Gartner, Inc.*	32,119	5,169
IHS Markit Ltd.*	129,695	8,264
International Business Machines Corp.	315,511	43,509
MarketAxess Holdings, Inc.	13,422	4,314
Moody’s Corp.	58,654	11,456
MSCI, Inc.	30,148	7,199
Nielsen Holdings PLC	125,996	2,847
Paychex, Inc.	113,888	9,372
S&P Global, Inc.	87,609	19,956
Verisk Analytics, Inc.	58,390	8,552

		217,421

Telecom - 2.0%
AT&T, Inc.	2,598,531	87,077
CenturyLink, Inc.	341,964	4,021
Verizon Communications, Inc.	1,472,515	84,125

		175,223

Transportation & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	48,466	4,088
CSX Corp.	273,779	21,182
Expeditors International of Washington, Inc.	61,480	4,664
FedEx Corp.	85,458	14,031
JB Hunt Transport Services, Inc.	30,771	2,813
Kansas City Southern	35,839	4,366
Norfolk Southern Corp.	94,579	18,853
Union Pacific Corp.	252,057	42,625
United Parcel Service, Inc., Class B	248,371	25,649

		138,271

Transportation Equipment - 0.2%
Cummins, Inc.	51,620	8,845
PACCAR, Inc.	123,055	8,818
Wabtec Corp.	57,648	4,137

		21,800

Utilities - 3.3%
AES Corp.	237,726	3,984
Alliant Energy Corp.	83,680	4,107
Ameren Corp.	87,439	6,568
American Electric Power Co., Inc.	175,651	15,459
American Water Works Co., Inc.	64,093	7,435
Atmos Energy Corp.	41,439	4,374
CenterPoint Energy, Inc.	179,392	5,136
CMS Energy Corp.	101,336	5,868
Consolidated Edison, Inc.	116,497	10,214
Dominion Energy, Inc.	285,697	22,090
DTE Energy Co.	65,205	8,338
Duke Energy Corp.	259,256	22,877
Edison International	116,329	7,842
Entergy Corp.	67,708	6,969
Evergy, Inc.	86,992	5,233
Eversource Energy	114,297	8,659
Exelon Corp.	345,747	16,575
FirstEnergy Corp.	179,835	7,699
NextEra Energy, Inc.	170,497	34,928
NiSource, Inc.	132,031	3,802
NRG Energy, Inc.	95,127	3,341
Pinnacle West Capital Corp.	39,755	3,741
PPL Corp.	257,201	7,976
Public Service Enterprise Group, Inc.	180,036	10,590
Sempra Energy	97,702	13,428
Southern (The) Co.	370,604	20,487
WEC Energy Group, Inc.	112,449	9,375
Xcel Energy, Inc.	183,223	10,900

		287,995

Waste & Environment Services & Equipment - 0.3%
Pentair PLC	55,824	2,076
Republic Services, Inc.	76,971	6,669
Waste Management, Inc.	139,014	16,038

		24,783

Total Common Stocks (Cost $3,904,929)		8,700,354

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(2) (3)	66,759,951	$66,760

Total Investment Companies (Cost $66,760)		66,760

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
2.45%, 7/18/19(4) (5)	$10,935	$10,925

Total Short-Term Investments (Cost $10,923)		10,925

Total Investments - 100.0% (Cost $3,982,612)		8,778,039

Liabilities less Other Assets - (0.0%)		(2,128)

NET ASSETS - 100.0%		$8,775,911

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2019 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	520	$76,549	Long	9/19	$959

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.2%
Consumer Discretionary	10.2
Consumer Staples	7.3
Energy	5.0
Financials	13.1
Health Care	14.2
Industrials	9.4
Information Technology	21.5
Materials	2.8
Real Estate	3.0
Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$8,700,354	$—	$—	$8,700,354
Investment Companies	66,760	—	—	66,760
Short-Term Investments	—	10,925	—	10,925

Total Investments	$8,767,114	$10,925	$—	$8,778,039

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$959	$—	$—	$959

(1)	Classifications as defined in the Schedule of Investments.

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$64,283	$163,146	$160,669	$—	$—	$439	$66,760	66,759,951
Northern Trust Corp.	7,050	—	46	(43)	9	47	6,970	77,442

Total	$71,333	$163,146	$160,715	$(43)	$9	$486	$73,730	66,837,393

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 5.0%
Commercial Mortgage-Backed Securities - 5.0%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	$1,100	$1,213
BENCHMARK Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	940	982
BENCHMARK Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	1,500	1,609
DBJPM Mortgage Trust, Series 2016-C3, Class A5
2.89%, 8/10/49	1,295	1,318
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	1,750	1,875
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5
3.72%, 3/15/50	1,330	1,423
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	1,015	1,035
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	1,030	1,094

		10,549

Total Asset-Backed Securities (Cost $10,184)		10,549

CORPORATE BONDS - 23.9%
Automobiles Manufacturing - 0.5%
Ford Motor Credit Co. LLC,
8.13%, 1/15/20	1,055	1,085

Banks - 0.7%
PNC Financial Services Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 3.04%),
4.85%, 6/1/23(1) (2)	500	505
SunTrust Bank,
3.20%, 4/1/24	570	588
Wells Fargo & Co.,
3.00%, 2/19/25	130	132
4.15%, 1/24/29	220	240

		1,465

Cable & Satellite - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.58%, 7/23/20	340	343
7/1/49(3)	495	506
Comcast Corp.,
4.70%, 10/15/48	575	673

		1,522

Chemicals - 0.3%
RPM International, Inc.,
4.55%, 3/1/29	625	660

Commercial Finance - 0.1%
Aviation Capital Group LLC,
3.50%, 11/1/27(4)	240	240

Communications Equipment - 0.2%
Motorola Solutions, Inc.,
4.60%, 5/23/29	420	439

Construction Materials Manufacturing - 0.1%
Owens Corning,
4.40%, 1/30/48	158	134

Consumer Finance - 1.4%
American Express Co.,
3.13%, 5/20/26	475	488
Capital One Financial Corp.,
4.20%, 10/29/25	810	851
Discover Financial Services,
4.50%, 1/30/26	410	440
Fidelity National Information Services, Inc.,
3.75%, 5/21/29	85	90
Fiserv, Inc.,
4.40%, 7/1/49	565	594
Mastercard, Inc.,
2.95%, 6/1/29	250	258

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.9% continued
Consumer Finance - 1.4% continued
Synchrony Financial,
4.38%, 3/19/24	$145	$152
5.15%, 3/19/29	155	167

		3,040

Containers & Packaging - 0.1%
Packaging Corp. of America,
3.40%, 12/15/27	125	126

Diversified Banks - 1.9%
Bank of America Corp.,
3.30%, 1/11/23	255	263
4.00%, 1/22/25	510	537
(Variable, ICE LIBOR USD 3M + 1.06%),
3.56%, 4/23/27(1)	635	663
6.11%, 1/29/37	360	459
Citigroup, Inc.,
3.88%, 3/26/25	210	219
3.40%, 5/1/26	550	569
(Variable, ICE LIBOR USD 3M + 1.34%),
3.98%, 3/20/30(1)	340	363
JPMorgan Chase & Co.,
3.38%, 5/1/23	365	375
(Variable, ICE LIBOR USD 3M + 1.00%),
4.02%, 12/5/24(1)	185	197
2.95%, 10/1/26	180	183
(Variable, ICE LIBOR USD 3M + 1.16%),
3.70%, 5/6/30(1)	305	322

		4,150

Electrical Equipment Manufacturing - 0.7%
General Electric Co.,
5.55%, 5/4/20	650	665
Keysight Technologies, Inc.,
3.30%, 10/30/19	200	200
4.55%, 10/30/24	83	89
4.60%, 4/6/27	271	290
Roper Technologies, Inc.,
3.85%, 12/15/25	280	293

		1,537

Entertainment Content - 0.2%
Fox Corp.,
4.71%, 1/25/29(4)	490	548

Exploration & Production - 0.6%
Apache Corp.,
4.25%, 1/15/44	275	249
Hess Corp.,
7.13%, 3/15/33	765	937

		1,186

Financial Services - 1.4%
Ares Capital Corp.,
3.50%, 2/10/23	275	274
4.25%, 3/1/25	315	319
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%),
5.00%, 12/1/27(1) (2)	255	254
FMR LLC,
6.45%, 11/15/39(4)	675	912
Goldman Sachs Group (The), Inc.,
4.00%, 3/3/24	330	350
4.80%, 7/8/44	210	242
Morgan Stanley,
2.75%, 5/19/22	155	157
3.63%, 1/20/27	165	173
(Variable, ICE LIBOR USD 3M + 1.63%),
4.43%, 1/23/30(1)	310	343

		3,024

Food & Beverage - 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/1/26	365	384
4.90%, 2/1/46	305	339
Beam Suntory, Inc.,
3.25%, 6/15/23	310	312
Constellation Brands, Inc.,
4.75%, 12/1/25	405	447
General Mills, Inc.,
4.70%, 4/17/48	180	194
Smithfield Foods, Inc.,
2.65%, 10/3/21(4)	150	148

		1,824

Hardware - 0.7%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23(4)	215	232
5.30%, 10/1/29(4)	385	406
8.35%, 7/15/46(4)	435	549

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.9% continued
Hardware - 0.7% continued
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	$300	$316

		1,503

Health Care Facilities & Services - 0.8%
CVS Health Corp.,
4.30%, 3/25/28	550	580
HCA, Inc.,
6.50%, 2/15/20	640	655
5.13%, 6/15/39	180	187
Laboratory Corp. of America Holdings,
3.25%, 9/1/24	215	219

		1,641

Home & Office Products Manufacturing - 0.7%
Leggett & Platt, Inc.,
3.50%, 11/15/27	405	403
4.40%, 3/15/29	315	330
Steelcase, Inc.,
5.13%, 1/18/29	680	742

		1,475

Homebuilders - 0.2%
D.R. Horton, Inc.,
5.75%, 8/15/23	375	411

Life Insurance - 0.6%
MetLife, Inc.,
6.40%, 12/15/36	182	208
Protective Life Corp.,
8.45%, 10/15/39	430	641
Reinsurance Group of America, Inc.,
4.70%, 9/15/23	369	399

		1,248

Managed Care - 0.6%
Anthem, Inc.,
2.25%, 8/15/19	435	435
4.65%, 1/15/43	380	415
4.55%, 3/1/48	395	430

		1,280

Metals & Mining - 0.2%
Glencore Funding LLC,
4.13%, 3/12/24(4)	275	285
3.88%, 10/27/27(4)	115	115

		400

Oil & Gas Services & Equipment - 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	210	212
4.08%, 12/15/47	235	228
Patterson-UTI Energy, Inc.,
3.95%, 2/1/28	275	271

		711

Pharmaceuticals - 0.5%
AbbVie, Inc.,
2.85%, 5/14/23	235	237
4.70%, 5/14/45	167	170
Bristol-Myers Squibb Co.,
3.40%, 7/26/29(4)	540	566

		973

Pipeline - 1.0%
Boardwalk Pipelines L.P.,
4.80%, 5/3/29	240	250
Energy Transfer Operating L.P.,
3.60%, 2/1/23	320	327
4.20%, 9/15/23	205	215
Enterprise Products Operating LLC,
1/31/50(3)	205	210
MPLX L.P.,
4.00%, 3/15/28	320	331
Sunoco Logistics Partners Operations L.P.,
3.90%, 7/15/26	435	444
Western Midstream Operating L.P.,
5.50%, 8/15/48	340	323

		2,100

Publishing & Broadcasting - 0.2%
Discovery Communications LLC,
4.13%, 5/15/29	430	448

Railroad - 0.1%
Wabtec Corp.,
4.95%, 9/15/28	120	129

Real Estate - 1.6%
American Tower Corp.,
3.13%, 1/15/27	465	461
Boston Properties L.P.,
3.20%, 1/15/25	405	413

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.9% continued
Real Estate - 1.6% continued
Brixmor Operating Partnership L.P.,
3.85%, 2/1/25	$385	$397
EPR Properties,
4.50%, 4/1/25	505	529
4.50%, 6/1/27	410	428
HCP, Inc.,
7/15/26(3)	165	166
Office Properties Income Trust,
3.60%, 2/1/20	265	266
Ventas Realty L.P.,
4.40%, 1/15/29	305	331
Weyerhaeuser Co.,
4.00%, 11/15/29	415	442

		3,433

Retail - Consumer Discretionary - 0.7%
ERAC USA Finance LLC,
7.00%, 10/15/37(4)	155	212
Lowe’s Cos., Inc.,
3.65%, 4/5/29	855	893
O’Reilly Automotive, Inc.,
3.90%, 6/1/29	420	440

		1,545

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
3.75%, 9/25/27	165	162

Semiconductors - 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.38%, 1/15/20	405	404
KLA-Tencor Corp.,
4.13%, 11/1/21	210	218
5.65%, 11/1/34	115	131

		753

Software & Services - 1.1%
Citrix Systems, Inc.,
4.50%, 12/1/27	535	553
International Business Machines Corp.,
3.50%, 5/15/29	860	900
4.25%, 5/15/49	320	345
Moody’s Corp.,
4.25%, 2/1/29	415	455

		2,253

Supermarkets & Pharmacies - 0.2%
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	525	530

Tobacco - 1.1%
Altria Group, Inc.,
4.80%, 2/14/29	95	102
5.95%, 2/14/49	390	445
Philip Morris International, Inc.,
2.38%, 8/17/22	480	480
3.38%, 8/15/29	545	562
Reynolds American, Inc.,
4.45%, 6/12/25	250	265
5.85%, 8/15/45	440	474

		2,328

Transportation & Logistics - 0.2%
JB Hunt Transport Services, Inc.,
3.88%, 3/1/26	400	419

Travel & Lodging - 0.3%
Marriott International, Inc.,
3.60%, 4/15/24	570	594

Utilities - 0.9%
Avangrid, Inc.,
3.80%, 6/1/29	500	523
Dominion Energy, Inc.,
3.07%, 8/15/24	165	166
Exelon Corp.,
5.63%, 6/15/35	380	460
NextEra Energy Capital Holdings, Inc.,
(Variable, ICE LIBOR USD 3M + 2.41%),
4.80%, 12/1/77(1)	449	422
PPL Capital Funding, Inc.,
4.00%, 9/15/47	410	396

		1,967

Waste & Environment Services & Equipment - 0.1%
Waste Management, Inc.,
3.45%, 6/15/29	180	190

Wireless Telecommunications Services - 1.6%
AT&T, Inc.,
3.80%, 2/15/27	540	562
4.10%, 2/15/28	535	566
5.35%, 12/15/43	265	291
4.35%, 6/15/45	650	650
4.55%, 3/9/49	650	664

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.9% continued
Wireless Telecommunications Services - 1.6% continued
Verizon Communications, Inc.,
4.67%, 3/15/55	$570	$646

		3,379

Total Corporate Bonds (Cost $48,337)		50,852

FOREIGN ISSUER BONDS - 4.7%
Banks - 0.7%
AIB Group PLC,
(Variable, ICE LIBOR USD 3M + 1.87%),
4.26%, 4/10/25(1) (4)	500	515
BPCE S.A.,
3.50%, 10/23/27(4)	535	545
Credit Suisse Group Funding Guernsey Ltd.,
3.75%, 3/26/25	480	501

		1,561

Chemicals - 0.0%
Syngenta Finance N.V.,
5.18%, 4/24/28(4)	90	94

Commercial Finance - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50%, 1/15/25	270	271
Aircastle Ltd.,
4.40%, 9/25/23	355	369
4.25%, 6/15/26	440	445

		1,085

Design, Manufacturing & Distribution - 0.2%
Flex Ltd.,
4.75%, 6/15/25	375	389

Diversified Banks - 0.4%
Bank of Nova Scotia (The),
(Variable, ICE LIBOR USD 3M + 2.65%),
4.65%, 10/12/22(1) (2)	103	98
Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.32%),
6.88%, 9/23/24(1) (2) (4)	335	352
HSBC Holdings PLC,
(Variable, ICE LIBOR USD 3M + 1.61%),
3.97%, 5/22/30(1)	405	423

		873

Electrical Equipment Manufacturing - 0.0%
Johnson Controls International PLC,
5.13%, 9/14/45	34	37

Exploration & Production - 0.3%
Encana Corp.,
8.13%, 9/15/30	450	598

Integrated Oils - 0.1%
Cenovus Energy, Inc.,
6.75%, 11/15/39	185	221

Life Insurance - 0.3%
Manulife Financial Corp.,
(Variable, USD ICE Swap Rate 5Y + 1.65%),
4.06%, 2/24/32(1)	580	592

Metals & Mining - 0.5%
Anglo American Capital PLC,
3.75%, 4/10/22(4)	460	470
4.50%, 3/15/28(4)	495	514
ArcelorMittal,
4.55%, 3/11/26	160	169

		1,153

Pharmaceuticals - 0.1%
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	175	176

Pipeline - 0.1%
TransCanada PipeLines Ltd.,
(Variable, ICE LIBOR USD 3M + 2.21%),
4.73%, 5/15/67(5)	215	166

Retail - Consumer Discretionary - 0.2%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	345	350

Semiconductors - 0.2%
NXP B.V./NXP Funding LLC,
4.88%, 3/1/24(4)	375	402

Software & Services - 0.2%
Tencent Holdings Ltd.,
2.99%, 1/19/23(4)	305	307

Travel & Lodging - 0.2%
Royal Caribbean Cruises Ltd.,
3.70%, 3/15/28	495	499

Wireless Telecommunications Services - 0.2%
America Movil S.A.B. de C.V.,
3.63%, 4/22/29	395	409

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 4.7% continued
Wireline Telecommunications Services - 0.5%
British Telecommunications PLC,
5.13%, 12/4/28	$430	$481
Telefonica Emisiones S.A.,
5.21%, 3/8/47	445	491

		972

Total Foreign Issuer Bonds (Cost $9,512)		9,884

U.S. GOVERNMENT AGENCIES - 33.1%(6)
Fannie Mae - 30.1%
Pool #535714,
7.50%, 1/1/31	5	6
Pool #555599,
7.00%, 4/1/33	14	16
Pool #712130,
7.00%, 6/1/33	9	11
Pool #845182,
5.50%, 11/1/35	11	12
Pool #890009,
5.50%, 9/1/36	57	63
Pool #890384,
4.50%, 10/1/41	12	13
Pool #890877,
3.50%, 7/1/48	705	726
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%, 1.91% Floor, 10.83% Cap),
4.70%, 9/1/36(5)	52	55
Pool #AA7583,
4.50%, 6/1/39	13	14
Pool #AB1470,
4.50%, 9/1/40	183	197
Pool #AB3114,
5.00%, 6/1/41	133	144
Pool #AB9522,
3.50%, 5/1/43	1,024	1,063
Pool #AC6118,
4.50%, 11/1/39	178	191
Pool #AD0915,
5.50%, 12/1/38	92	101
Pool #AD1645,
5.00%, 3/1/40	18	19
Pool #AD6929,
5.00%, 6/1/40	117	127
Pool #AD7775,
4.50%, 8/1/40	384	415
Pool #AH1507,
4.50%, 12/1/40	213	229
Pool #AH9109,
4.50%, 4/1/41	13	14
Pool #AI8193,
4.50%, 8/1/41	622	669
Pool #AL4908,
4.00%, 2/1/44	245	260
Pool #AL8352,
3.00%, 10/1/44	2,220	2,258
Pool #AL9069,
3.00%, 3/1/44	2,728	2,775
Pool #AS3473,
4.00%, 10/1/44	1,411	1,477
Pool #AS3655,
4.50%, 10/1/44	532	566
Pool #AS5722,
3.50%, 9/1/45	316	325
Pool #AS6520,
3.50%, 1/1/46	1,038	1,071
Pool #AS6730,
3.50%, 2/1/46	1,560	1,609
Pool #AS7568,
4.50%, 7/1/46	1,848	1,950
Pool #AS8699,
4.00%, 1/1/47	759	792
Pool #AW2706,
4.00%, 4/1/44	984	1,031
Pool #BC0326,
3.50%, 12/1/45	1,728	1,783
Pool #BC4764,
3.00%, 10/1/46	567	574
Pool #BC4898,
3.50%, 2/1/46	1,667	1,719
Pool #BD1165,
3.00%, 10/1/46	1,259	1,275
Pool #BD7081,
4.00%, 3/1/47	1,840	1,923

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(6) continued
Fannie Mae - 30.1% continued
Pool #BE3619,
4.00%, 5/1/47	$1,997	$2,085
Pool #BE5651,
3.00%, 2/1/47	1,234	1,250
Pool #BH4092,
10/1/47(3)	1,046	1,101
Pool #BH6175,
3.50%, 7/1/47	434	447
Pool #BJ0686,
4.00%, 4/1/48	946	984
Pool #BK4740,
4.00%, 8/1/48	2,264	2,353
Pool #BM2000,
3.50%, 5/1/47	2,013	2,073
Pool #BM4413,
12/1/47(3)	1,460	1,543
Pool #BM5168,
2.50%, 6/1/46	655	653
Pool #BM5745,
4.00%, 6/1/46	2,194	2,294
Pool #BM5784,
3.50%, 5/1/47	2,450	2,520
Pool #BM5969,
3.00%, 11/1/46	1,950	1,983
Pool #BM5984,
5.00%, 5/1/49	376	397
Pool #BM5996,
5.00%, 12/1/48	322	343
Pool #CA3308,
3.50%, 4/1/49	713	730
Pool #CA3630,
3.50%, 6/1/49	989	1,016
Pool #FM1022,
2/1/48(3)	490	498
Pool #FM1023,
5/1/49(3)	1,390	1,451
Pool #MA2705,
3.00%, 8/1/46	1,137	1,152
Pool #MA2864,
3.50%, 1/1/47	1,153	1,187
Pool #MA3088,
4.00%, 8/1/47	1,241	1,294
Pool #MA3120,
3.50%, 9/1/47	2,249	2,315
Pool #MA3182,
3.50%, 11/1/47	1,007	1,037
Pool #MA3183,
4.00%, 11/1/47	2,274	2,367
Pool #MA3184,
4.50%, 11/1/47	1,867	1,966
Pool #MA3211,
4.00%, 12/1/47	2,267	2,359
Pool #MA3708,
5.00%, 6/1/49	938	995

		63,866

Freddie Mac - 0.4%
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 11.37% Cap),
4.55%, 9/1/37(5)	5	5
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.06%, 11.37% Cap),
4.93%, 11/1/37(5)	51	54
Pool #QA0127,
6/1/49(3)	925	950

		1,009

Freddie Mac Gold - 2.6%
Pool #C02790,
6.50%, 4/1/37	95	111
Pool #C02838,
5.50%, 5/1/37	82	90
Pool #C03517,
4.50%, 9/1/40	134	144
Pool #G01954,
5.00%, 11/1/35	77	85
Pool #G60948,
1/1/47(3)	339	344
Pool #G60988,
3.00%, 5/1/47	830	844
Pool #G61670,
3.00%, 5/1/47	1,938	1,971
Pool #Q15842,
3.00%, 2/1/43	698	711

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(6) continued
Freddie Mac Gold - 2.6% continued
Pool #Q40958,
3.00%, 6/1/46	$744	$754
Pool #Q63667,
4.50%, 5/1/49	434	456

		5,510

Government National Mortgage Association I - 0.0%
Pool #604183,
5.50%, 4/15/33	3	4
Pool #633627,
5.50%, 9/15/34	3	3

		7

Total U.S. Government Agencies (Cost $70,396)		70,392

U.S. GOVERNMENT OBLIGATIONS - 33.1%
U.S. Treasury Bonds - 8.5%
3.00%, 2/15/49	16,327	17,932

U.S. Treasury Notes - 24.6%
2.13%, 5/15/22	34,302	34,688
2.00%, 5/31/24	15,670	15,854
2.38%, 5/15/29	1,691	1,747

		52,289

Total U.S. Government Obligations (Cost $68,723)		70,221

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(7) (8)	5,438,308	$5,438

Total Investment Companies (Cost $5,438)		5,438

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
2.40%, 10/24/19(9)	500	497

Total Short-Term Investments (Cost $496)		497

Total Investments - 102.6% (Cost $213,086)		217,833

Liabilities less Other Assets - (2.6%)		(5,487)

NET ASSETS - 100.0%		$212,346

(1)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2019.
(4)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(5)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2019 is disclosed.
(9)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	32.5%
U.S. Agency	32.3
AAA	4.8
A	5.9
BBB	22.0
Cash Equivalents	2.5

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$10,549	$—	$10,549
Corporate Bonds(1)	—	50,852	—	50,852
Foreign Issuer Bonds(1)	—	9,884	—	9,884
U.S. Government Agencies(1)	—	70,392	—	70,392
U.S. Government Obligations(1)	—	70,221	—	70,221
Investment Companies	5,438	—	—	5,438
Short-Term Investments	—	497	—	497

Total Investments	$5,438	$212,395	$—	$217,833

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,058	$125,014	$125,634	$77	$5,438	5,438,308

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 5.3%
Commercial Mortgage-Backed Securities - 5.3%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	$4,400	$4,853
BENCHMARK Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	1,700	1,776
BENCHMARK Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	4,005	4,297
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	4,815	4,983
DBJPM Mortgage Trust, Series 2016-C3, Class A5
2.89%, 8/10/49	4,000	4,070
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	2,825	2,921
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	7,525	8,061
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	2,950	3,008
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	4,850	4,983
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	4,910	5,215

		44,167

Total Asset-Backed Securities (Cost $42,674)		44,167

CORPORATE BONDS - 25.3%
Automobiles Manufacturing - 0.2%
Ford Motor Credit Co. LLC,
8.13%, 1/15/20	1,475	1,517

Banks - 0.6%
PNC Financial Services Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 3.04%),
4.85%, 6/1/23(1) (2)	1,695	1,712
SunTrust Banks, Inc.,
(Variable, ICE LIBOR USD 3M + 2.79%),
5.13%, 12/15/27(1) (2)	2,170	2,129
Wells Fargo & Co.,
3.00%, 2/19/25	520	529
4.15%, 1/24/29	850	926

		5,296

Cable & Satellite - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.58%, 7/23/20	1,145	1,155
7/1/49(3)	1,925	1,966
Comcast Corp.,
4.70%, 10/15/48	1,365	1,599
CSC Holdings LLC,
10.88%, 10/15/25(4)	1,145	1,312
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(4)	1,090	1,055

		7,087

Chemicals - 0.3%
RPM International, Inc.,
4.55%, 3/1/29	2,110	2,229

Commercial Finance - 0.2%
Aviation Capital Group LLC,
3.50%, 11/1/27(4)	1,340	1,341

Communications Equipment - 0.2%
Motorola Solutions, Inc.,
4.60%, 5/23/29	1,715	1,794

Construction Materials Manufacturing - 0.1%
Owens Corning,
4.40%, 1/30/48	880	747

Consumer Finance - 1.2%
American Express Co.,
3.13%, 5/20/26	1,635	1,679
Capital One Financial Corp.,
4.20%, 10/29/25	1,479	1,553

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.3% continued
Consumer Finance - 1.2% continued
Discover Financial Services,
4.50%, 1/30/26	$1,645	$1,766
Fidelity National Information Services, Inc.,
3.75%, 5/21/29	335	356
Fiserv, Inc.,
4.40%, 7/1/49	2,240	2,357
Mastercard, Inc.,
2.95%, 6/1/29	980	1,011
Synchrony Financial,
4.38%, 3/19/24	705	738
5.15%, 3/19/29	770	830

		10,290

Consumer Services - 0.1%
Prime Security Services
Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(4)	966	1,014

Containers & Packaging - 0.6%
BWAY Holding Co.,
7.25%, 4/15/25(4)	2,805	2,707
Flex Acquisition Co., Inc.,
7.88%, 7/15/26(4)	1,830	1,688
Packaging Corp. of America,
3.40%, 12/15/27	690	698

		5,093

Diversified Banks - 1.8%
Bank of America Corp.,
3.30%, 1/11/23	1,000	1,031
4.00%, 1/22/25	942	991
(Variable, ICE LIBOR USD 3M + 1.06%),
3.56%, 4/23/27(1)	2,522	2,633
(Variable, ICE LIBOR USD 3M + 2.93%),
5.88%, 3/15/28(1) (2)	1,145	1,195
6.11%, 1/29/37	1,331	1,697
Citigroup, Inc.,
3.88%, 3/26/25	805	840
3.40%, 5/1/26	2,110	2,184
(Variable, ICE LIBOR USD 3M + 1.34%),
3.98%, 3/20/30(1)	1,630	1,741
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 1.00%),
4.02%, 12/5/24(1)	755	802
2.95%, 10/1/26	710	723
(Variable, ICE LIBOR USD 3M + 1.16%),
3.70%, 5/6/30(1)	1,255	1,323

		15,160

Electrical Equipment Manufacturing - 0.6%
General Electric Co.,
5.55%, 5/4/20	1,725	1,765
Keysight Technologies, Inc.,
4.55%, 10/30/24	409	437
4.60%, 4/6/27	1,441	1,541
Roper Technologies, Inc.,
3.85%, 12/15/25	1,280	1,341

		5,084

Exploration & Production - 0.9%
Apache Corp.,
4.25%, 1/15/44	1,165	1,054
Denbury Resources, Inc.,
7.75%, 2/15/24(4)	1,388	1,152
Hess Corp.,
7.13%, 3/15/33	1,000	1,226
Murphy Oil Corp.,
5.63%, 12/1/42	1,760	1,575
SM Energy Co.,
5.63%, 6/1/25	1,665	1,515
Whiting Petroleum Corp.,
6.63%, 1/15/26	1,265	1,220

		7,742

Financial Services - 2.0%
Ares Capital Corp.,
3.50%, 2/10/23	1,630	1,622
4.25%, 3/1/25	1,365	1,382
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%),
5.00%, 12/1/27(1) (2)	955	952
FMR LLC,
6.45%, 11/15/39(4)	3,265	4,413
Goldman Sachs Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 2.87%),
5.00%, 11/10/22(1) (2)	1,795	1,723
4.00%, 3/3/24	1,472	1,562
4.80%, 7/8/44	805	927

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.3% continued
Financial Services - 2.0% continued
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/25	$955	$975
Morgan Stanley,
2.75%, 5/19/22	620	626
3.63%, 1/20/27	645	677
(Variable, ICE LIBOR USD 3M + 1.63%),
4.43%, 1/23/30(1)	1,230	1,361

		16,220

Food & Beverage - 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/1/26	1,440	1,514
4.90%, 2/1/46	1,135	1,264
Beam Suntory, Inc.,
3.25%, 6/15/23	1,115	1,121
Constellation Brands, Inc.,
4.75%, 12/1/25	1,590	1,756
General Mills, Inc.,
4.70%, 4/17/48	935	1,008
NBM US Holdings, Inc.,
7.00%, 5/14/26	1,825	1,919
Smithfield Foods, Inc.,
2.65%, 10/3/21(4)	810	798

		9,380

Hardware - 0.7%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23(4)	1,235	1,331
5.30%, 10/1/29(4)	1,410	1,486
8.35%, 7/15/46(4)	1,635	2,064
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	1,195	1,261

		6,142

Health Care Facilities & Services - 0.8%
CVS Health Corp.,
4.30%, 3/25/28	2,155	2,272
Eagle Holding Co. II LLC,
7.63%, (100% Cash), 5/15/22(4) (5)	915	920
HCA, Inc.,
6.50%, 2/15/20	2,035	2,082
5.13%, 6/15/39	710	738
Laboratory Corp. of America Holdings,
3.25%, 9/1/24	810	826

		6,838

Home & Office Products Manufacturing - 0.4%
Leggett & Platt, Inc.,
4.40%, 3/15/29	1,265	1,326
Steelcase, Inc.,
5.13%, 1/18/29	1,635	1,784

		3,110

Industrial Other - 0.2%
H&E Equipment Services, Inc.,
5.63%, 9/1/25	1,550	1,594

Life Insurance - 0.7%
MetLife, Inc.,
6.40%, 12/15/36	671	767
Protective Life Corp.,
8.45%, 10/15/39	3,475	5,177

		5,944

Managed Care - 0.4%
Anthem, Inc.,
3.50%, 8/15/24	1,500	1,558
4.55%, 3/1/48	1,555	1,694

		3,252

Metals & Mining - 0.3%
AK Steel Corp.,
6.38%, 10/15/25	1,000	800
Glencore Funding LLC,
4.13%, 3/12/24(4)	845	877
3.88%, 10/27/27(4)	630	629

		2,306

Oil & Gas Services & Equipment - 0.1%
Patterson-UTI Energy, Inc.,
3.95%, 2/1/28	1,070	1,055

Pharmaceuticals - 0.2%
AbbVie, Inc.,
2.85%, 5/14/23	900	908
4.70%, 5/14/45	641	652

		1,560

Pipeline - 1.3%
Boardwalk Pipelines L.P.,
4.80%, 5/3/29	965	1,007

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.3% continued
Pipeline - 1.3% continued
Energy Transfer Operating L.P.,
3.60%, 2/1/23	$1,570	$1,605
4.20%, 9/15/23	1,005	1,054
Enterprise Products Operating LLC,
1/31/50(3)	820	838
MPLX L.P.,
4.00%, 3/15/28	1,570	1,626
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.13%, 11/15/22(1) (2)	1,670	1,591
Sunoco Logistics Partners Operations L.P.,
3.90%, 7/15/26	1,685	1,720
Western Midstream Operating L.P.,
5.50%, 8/15/48	1,310	1,243

		10,684

Power Generation - 0.1%
Terraform Global Operating LLC,
6.13%, 3/1/26(4)	1,035	1,040

Publishing & Broadcasting - 0.6%
Discovery Communications LLC,
4.13%, 5/15/29	1,705	1,776
Entercom Media Corp.,
7.25%, 11/1/24(4)	1,645	1,733
Lee Enterprises, Inc.,
9.50%, 3/15/22(4)	1,245	1,267

		4,776

Railroad - 0.1%
Wabtec Corp.,
4.95%, 9/15/28	595	638

Real Estate - 1.5%
American Tower Corp.,
3.13%, 1/15/27	2,000	1,984
Brixmor Operating Partnership L.P.,
3.85%, 2/1/25	1,515	1,561
EPR Properties,
4.50%, 4/1/25	1,500	1,570
4.50%, 6/1/27	2,215	2,311
HCP, Inc.,
7/15/26(3)	655	660
Iron Mountain, Inc.,
4.88%, 9/15/27(4)	1,765	1,749
Office Properties Income Trust,
3.60%, 2/1/20	565	567
Ventas Realty L.P.,
4.40%, 1/15/29	1,600	1,738

		12,140

Restaurants - 0.2%
Golden Nugget, Inc.,
6.75%, 10/15/24(4)	1,920	1,978

Retail - Consumer Discretionary - 0.4%
ERAC USA Finance LLC,
7.00%, 10/15/37(4)	1,115	1,523
O’Reilly Automotive, Inc.,
3.90%, 6/1/29	1,715	1,798

		3,321

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
3.75%, 9/25/27	620	610

Software & Services - 1.3%
Citrix Systems, Inc.,
4.50%, 12/1/27	1,700	1,759
International Business Machines Corp.,
3.50%, 5/15/29	3,330	3,485
4.25%, 5/15/49	1,105	1,190
Moody’s Corp.,
4.25%, 2/1/29	1,630	1,787
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(4)	2,535	2,741

		10,962

Supermarkets & Pharmacies - 0.3%
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	2,080	2,100

Tobacco - 0.7%
Altria Group, Inc.,
4.80%, 2/14/29	495	533
5.95%, 2/14/49	1,565	1,786
Reynolds American, Inc.,
4.45%, 6/12/25	1,226	1,300
5.85%, 8/15/45	1,667	1,795

		5,414

Transportation & Logistics - 0.2%
JB Hunt Transport Services, Inc.,
3.88%, 3/1/26	1,386	1,451

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 25.3% continued
Utilities - 1.2%
Avangrid, Inc.,
3.80%, 6/1/29	$2,070	$2,166
Dominion Energy, Inc.,
3.07%, 8/15/24	660	665
Exelon Corp.,
5.63%, 6/15/35	1,480	1,792
NextEra Energy Capital Holdings, Inc.,
(Variable, ICE LIBOR USD 3M + 2.41%),
4.80%, 12/1/77(1)	1,680	1,579
PPL Capital Funding, Inc.,
4.00%, 9/15/47	1,535	1,481
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.88%, 3/1/27	1,965	1,970

		9,653

Waste & Environment Services & Equipment - 0.2%
Stericycle, Inc.,
5.38%, 7/15/24(4)	1,255	1,310
Waste Management, Inc.,
3.45%, 6/15/29	715	754

		2,064

Wireless Telecommunications Services - 2.4%
AT&T, Inc.,
3.80%, 2/15/27	1,725	1,795
4.10%, 2/15/28	2,615	2,767
5.35%, 12/15/43	905	994
4.35%, 6/15/45	2,000	1,999
4.55%, 3/9/49	1,175	1,199
Iridium Communications, Inc.,
10.25%, 4/15/23(4)	1,765	1,919
Sprint Capital Corp.,
6.88%, 11/15/28	2,540	2,611
Sprint Corp.,
7.88%, 9/15/23	2,860	3,107
7.13%, 6/15/24	1,705	1,808
Verizon Communications, Inc.,
4.67%, 3/15/55	1,320	1,497

		19,696

Wireline Telecommunications Services - 0.1%
Frontier Communications Corp.,
10.50%, 9/15/22	1,485	1,006

Total Corporate Bonds (Cost $199,740)		209,328

FOREIGN ISSUER BONDS - 7.2%
Banks - 0.6%
AIB Group PLC,
(Variable, ICE LIBOR USD 3M + 1.87%),
4.26%, 4/10/25(1) (4)	1,380	1,421
BPCE S.A.,
3.50%, 10/23/27(4)	1,945	1,980
Credit Suisse Group Funding Guernsey Ltd.,
3.75%, 3/26/25	1,500	1,567

		4,968

Cable & Satellite - 1.1%
Altice Financing S.A.,
6.63%, 2/15/23(4)	2,050	2,101
7.50%, 5/15/26(4)	3,550	3,568
Altice Luxembourg S.A.,
7.75%, 5/15/22(4)	485	493
UPC Holding B.V.,
5.50%, 1/15/28(4)	2,625	2,638

		8,800

Chemicals - 0.0%
Syngenta Finance N.V.,
5.18%, 4/24/28(4)	380	395

Commercial Finance - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50%, 1/15/25	915	920
Aircastle Ltd.,
4.40%, 9/25/23	1,710	1,776
4.25%, 6/15/26	1,705	1,725

		4,421

Containers & Packaging - 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24(4)	1,970	2,076

Design, Manufacturing & Distribution - 0.2%
Flex Ltd.,
4.75%, 6/15/25	1,625	1,685

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Diversified Banks - 0.3%
Bank of Nova Scotia (The),
(Variable, ICE LIBOR USD 3M + 2.65%),
4.65%, 10/12/22(1) (2)	$385	$368
Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.32%),
6.88%, 9/23/24(1) (2) (4)	860	903
HSBC Holdings PLC,
(Variable, ICE LIBOR USD 3M + 1.61%),
3.97%, 5/22/30(1)	894	934

		2,205

Electrical Equipment Manufacturing - 0.0%
Johnson Controls International PLC,
5.13%, 9/14/45	115	126

Entertainment Content - 0.2%
Ziggo B.V.,
5.50%, 1/15/27	1,695	1,724

Exploration & Production - 0.3%
Encana Corp.,
8.13%, 9/15/30	1,675	2,226

Food & Beverage - 0.1%
MARB BondCo PLC,
6.88%, 1/19/25(4)	1,040	1,085

Integrated Oils - 0.1%
Cenovus Energy, Inc.,
6.75%, 11/15/39	765	914

Life Insurance - 0.3%
Manulife Financial Corp.,
(Variable, USD ICE Swap Rate 5Y + 1.65%),
4.06%, 2/24/32(1)	2,195	2,239

Metals & Mining - 1.1%
Anglo American Capital PLC,
3.75%, 4/10/22(4)	2,070	2,116
4.50%, 3/15/28(4)	1,275	1,322
ArcelorMittal,
4.55%, 3/11/26	780	824
IAMGOLD Corp.,
7.00%, 4/15/25(4)	2,025	2,096
New Gold, Inc.,
6.38%, 5/15/25(4)	1,115	923
Teck Resources Ltd.,
6.25%, 7/15/41	1,620	1,819

		9,100

Oil & Gas Services & Equipment - 0.3%
Ensco Rowan PLC,
7.75%, 2/1/26	1,295	965
Noble Holding International Ltd.,
7.75%, 1/15/24	920	701
7.88%, 2/1/26(4)	1,360	1,170

		2,836

Pharmaceuticals - 0.1%
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	695	701

Pipeline - 0.1%
TransCanada PipeLines Ltd.,
(Variable, ICE LIBOR USD 3M + 2.21%),
4.73%, 5/15/67(6)	1,236	953

Refining & Marketing - 0.3%
Parkland Fuel Corp.,
6.00%, 4/1/26	2,535	2,592

Retail - Consumer Discretionary - 0.1%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	1,055	1,072

Semiconductors - 0.3%
NXP B.V./NXP Funding LLC,
4.88%, 3/1/24(4)	1,960	2,101

Software & Services - 0.1%
Tencent Holdings Ltd.,
2.99%, 1/19/23(4)	925	932

Travel & Lodging - 0.2%
Royal Caribbean Cruises Ltd.,
3.70%, 3/15/28	2,035	2,050

Wireless Telecommunications Services - 0.2%
America Movil S.A.B. de C.V.,
3.63%, 4/22/29	1,470	1,522

Wireline Telecommunications Services - 0.4%
British Telecommunications PLC,
5.13%, 12/4/28	1,575	1,762
Telefonica Emisiones S.A.,
5.21%, 3/8/47	1,210	1,334

		3,096

Total Foreign Issuer Bonds (Cost $59,207)		59,819

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.0%(7)
Fannie Mae - 29.5%
Pool #255498,
5.50%, 12/1/34	$142	$158
Pool #256883,
6.00%, 9/1/37	12	13
Pool #535714,
7.50%, 1/1/31	18	21
Pool #545003,
8.00%, 5/1/31	1	1
Pool #545437,
7.00%, 2/1/32	40	47
Pool #545556,
7.00%, 4/1/32	25	29
Pool #555189,
7.00%, 12/1/32	134	152
Pool #581806,
7.00%, 7/1/31	52	59
Pool #585617,
7.00%, 5/1/31(8)	—	—
Pool #745148,
5.00%, 1/1/36	85	93
Pool #888538,
5.50%, 1/1/37	206	229
Pool #890009,
5.50%, 9/1/36	922	1,023
Pool #890877,
3.50%, 7/1/48	3,815	3,927
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%, 1.91% Floor, 10.83% Cap),
4.70%, 9/1/36(6)	574	607
Pool #929035,
6.50%, 1/1/38	93	104
Pool #955782,
6.50%, 10/1/37	54	62
Pool #990702,
6.50%, 9/1/38	1,010	1,180
Pool #AB3114,
5.00%, 6/1/41	1,717	1,866
Pool #AB9522,
3.50%, 5/1/43	3,994	4,147
Pool #AC6767,
4.50%, 1/1/40	1,130	1,214
Pool #AC9581,
5.50%, 1/1/40	2,032	2,199
Pool #AD0915,
5.50%, 12/1/38	81	89
Pool #AD6929,
5.00%, 6/1/40	1,454	1,579
Pool #AH1166,
4.50%, 12/1/40	1,610	1,729
Pool #AL8352,
3.00%, 10/1/44	5,785	5,885
Pool #AL9069,
3.00%, 3/1/44	8,650	8,799
Pool #AS3473,
4.00%, 10/1/44	6,205	6,496
Pool #AS3655,
4.50%, 10/1/44	2,002	2,129
Pool #AS6075,
4.00%, 10/1/45	3,128	3,272
Pool #AS6520,
3.50%, 1/1/46	4,527	4,669
Pool #AS7568,
4.50%, 7/1/46	2,834	2,991
Pool #AS8699,
4.00%, 1/1/47	4,682	4,891
Pool #AZ7903,
4.00%, 6/1/41	3,583	3,779
Pool #BC0326,
3.50%, 12/1/45	4,192	4,323
Pool #BC4764,
3.00%, 10/1/46	2,651	2,685
Pool #BC4898,
3.50%, 2/1/46	3,996	4,121
Pool #BD1165,
3.00%, 10/1/46	5,323	5,392
Pool #BD5046,
3.50%, 2/1/47	3,966	4,089
Pool #BE5651,
3.00%, 2/1/47	5,170	5,236
Pool #BH4092,
10/1/47(3)	3,453	3,636
Pool #BH6175,
3.50%, 7/1/47	2,357	2,424
Pool #BJ0686,
4.00%, 4/1/48	3,785	3,938

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.0%(7) continued
Fannie Mae - 29.5% continued
Pool #BK4740,
4.00%, 8/1/48	$8,970	$9,323
Pool #BM2000,
3.50%, 5/1/47	9,230	9,503
Pool #BM4413,
12/1/47(3)	4,845	5,118
Pool #BM5168,
2.50%, 6/1/46	1,165	1,161
Pool #BM5745,
4.00%, 6/1/46	7,203	7,531
Pool #BM5784,
3.50%, 5/1/47	20,104	20,681
Pool #BM5969,
3.00%, 11/1/46	8,969	9,123
Pool #BM5984,
5/1/49(3)	678	716
Pool #BM5996,
12/1/48(3)	580	618
Pool #CA3308,
3.50%, 4/1/49	3,870	3,963
Pool #CA3630,
3.50%, 6/1/49	3,690	3,793
Pool #FM1022,
2/1/48(3)	2,250	2,289
Pool #FM1023,
5/1/49(3)	9,000	9,393
Pool #MA2522,
3.50%, 2/1/46	5,553	5,727
Pool #MA2642,
3.50%, 6/1/46	6,149	6,337
Pool #MA2705,
3.00%, 8/1/46	4,850	4,914
Pool #MA2864,
3.50%, 1/1/47	3,236	3,331
Pool #MA2929,
3.50%, 3/1/47	4,323	4,450
Pool #MA3088,
4.00%, 8/1/47	3,837	4,000
Pool #MA3182,
3.50%, 11/1/47	3,347	3,448
Pool #MA3183,
4.00%, 11/1/47	9,017	9,387
Pool #MA3184,
4.50%, 11/1/47	6,194	6,521
Pool #MA3211,
4.00%, 12/1/47	9,068	9,437
Pool #MA3708,
5.00%, 6/1/49	4,546	4,821

		244,868

Freddie Mac - 0.9%
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 11.37% Cap),
4.55%, 9/1/37(6)	58	59
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.06%, 11.37% Cap),
4.93%, 11/1/37(6)	537	563
Pool #848076,
(Floating, ICE LIBOR USD 1Y + 1.88%, 11.13% Cap),
4.79%, 6/1/38(6)	117	118
Pool #QA0127,
6/1/49(3)	6,040	6,205

		6,945

Freddie Mac Gold - 2.6%
Pool #A65182,
6.50%, 9/1/37	1,234	1,413
Pool #A92650,
5.50%, 6/1/40	101	108
Pool #C00910,
7.50%, 1/1/30	127	150
Pool #C02790,
6.50%, 4/1/37	626	738
Pool #C02838,
5.50%, 5/1/37	906	1,002
Pool #G01954,
5.00%, 11/1/35	542	593
Pool #G18643,
2.50%, 5/1/32	234	236
Pool #G60948,
1/1/47(3)	598	607
Pool #G60988,
3.00%, 5/1/47	3,076	3,129
Pool #G61670,
3.00%, 5/1/47	8,309	8,452

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.0%(7) continued
Freddie Mac Gold - 2.6% continued
Pool #Q15842,
3.00%, 2/1/43	$2,995	$3,048
Pool #Q40958,
3.00%, 6/1/46	814	825
Pool #Q63667,
5/1/49(3)	1,438	1,508

		21,809

Total U.S. Government Agencies (Cost $272,537)		273,622

U.S. GOVERNMENT OBLIGATIONS - 29.2%
U.S. Treasury Bonds - 8.7%
3.00%, 2/15/49	65,944	72,425

U.S. Treasury Notes - 20.5%
2.13%, 5/15/22	112,686	113,954
2.00%, 5/31/24	42,722	43,224
2.13%, 5/31/26	435	442
2.38%, 5/15/29	11,761	12,154

		169,774

Total U.S. Government Obligations (Cost $236,231)		242,199

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(9) (10)	17,082,269	$17,082

Total Investment Companies (Cost $17,082)		17,082

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
2.40%, 10/24/19(11)	$900	$895

Total Short-Term Investments (Cost $893)		895

Total Investments - 102.2% (Cost $828,364)		847,112

Liabilities less Other Assets - (2.2%)		(17,919)

NET ASSETS - 100.0%		$829,193

(1)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2019.
(4)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Principal Amount and Value rounds to less than one thousand.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of June 30, 2019 is disclosed.
(11)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	JUNE 30, 2019 (UNAUDITED)

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	28.7%
U.S. Agency	32.3
AAA	5.2
A	4.4
BBB	19.0
BB	2.3
B	4.2
CCC	1.8
CC	0.1
Cash Equivalents	2.0

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$44,167	$—	$44,167
Corporate Bonds(1)	—	209,328	—	209,328
Foreign Issuer Bonds(1)	—	59,819	—	59,819
U.S. Government Agencies(1)	—	273,622	—	273,622
U.S. Government Obligations(1)	—	242,199	—	242,199
Investment Companies	17,082	—	—	17,082
Short-Term Investments	—	895	—	895

Total Investments	$17,082	$830,030	$—	$847,112

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$29,889	$383,555	$396,362	$287	$17,082	17,082,269

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 70.8%
Aerospace & Defense - 1.2%
Pioneer Holdings LLC/Pioneer Finance Corp.,
9.00%, 11/1/22(1)	$23,563	$24,211
Triumph Group, Inc.,
7.75%, 8/15/25	23,000	22,252

		46,463

Automobiles Manufacturing - 0.4%
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27(2) (3)	17,975	16,633

Cable & Satellite - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28(1)	23,362	23,857
CSC Holdings LLC,
10.88%, 10/15/25(1)	4,870	5,582
6.50%, 2/1/29(1)	23,125	25,235
DISH DBS Corp.,
7.75%, 7/1/26	18,667	18,107
GCI LLC,
6.88%, 4/15/25	15,216	15,863
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	19,530	20,531
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(1)	20,525	19,858

		129,033

Casinos & Gaming - 2.2%
Boyd Gaming Corp.,
6.00%, 8/15/26	9,728	10,227
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.25%, 10/15/25(1)	12,975	13,015
Eldorado Resorts, Inc.,
6.00%, 9/15/26	16,688	18,232
Golden Entertainment, Inc.,
7.63%, 4/15/26(1)	8,550	8,742
MGM Resorts International,
5.50%, 4/15/27	8,550	8,967
Scientific Games International, Inc.,
8.25%, 3/15/26(1)	12,775	13,414
Twin River Worldwide Holdings, Inc.,
6.75%, 6/1/27(1)	7,800	8,131

		80,728

Chemicals - 0.7%
Chemours (The) Co.,
5.38%, 5/15/27	2,575	2,452
CVR Partners L.P./CVR Nitrogen Finance Corp.,
9.25%, 6/15/23(1)	21,110	22,075

		24,527

Coal Operations - 0.6%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25(1)	22,342	23,459

Commercial Finance - 0.5%
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 3/15/22(1)	19,125	19,866

Communications Equipment - 0.7%
CommScope, Inc.,
6.00%, 3/1/26(1)	13,300	13,632
ViaSat, Inc.,
5.63%, 4/15/27(1)	10,275	10,686

		24,318

Construction Materials Manufacturing - 0.4%
Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 3/15/27(1)	14,095	14,659

Consumer Finance - 3.5%
Credit Acceptance Corp.,
6.63%, 3/15/26(1)	9,600	10,092
Curo Group Holdings Corp.,
8.25%, 9/1/25(1)	17,200	14,276
Discover Financial Services,
(Variable, ICE LIBOR USD 3M + 3.08%),
5.50%, 10/30/27(2) (3)	15,600	15,132
Enova International, Inc.,
8.50%, 9/15/25(1)	17,200	16,254
Freedom Mortgage Corp.,
8.13%, 11/15/24(1)	17,023	14,469

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 70.8% continued
Consumer Finance - 3.5% continued
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 10/1/25	$21,822	$21,877
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25(1)	19,547	18,374
Springleaf Finance Corp.,
6.88%, 3/15/25	19,800	21,681

		132,155

Consumer Products - 0.6%
Energizer Holdings, Inc.,
6.38%, 7/15/26(1)	11,955	12,284
7.75%, 1/15/27(1)	11,100	12,014

		24,298

Consumer Services - 0.9%
Prime Security Services Borrower LLC/Prime Finance, Inc.,
5.75%, 4/15/26(1)	8,600	8,879
Sotera Health Topco, Inc.,
8.13%, (100% Cash), 11/1/21(1) (4)	23,255	23,197

		32,076

Containers & Packaging - 1.8%
Berry Global Escrow Corp.,
5.63%, 7/15/27(1)	6,375	6,630
BWAY Holding Co.,
7.25%, 4/15/25(1)	15,342	14,805
Flex Acquisition Co., Inc.,
7.88%, 7/15/26(1)	23,170	21,374
Greif, Inc.,
6.50%, 3/1/27(1)	9,850	10,170
LABL Escrow Issuer LLC,
7/15/26(1) (5)	6,075	6,128
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg),
7.00%, 7/15/24(1)	7,050	7,290

		66,397

Diversified Manufacturing - 0.6%
Vertiv Intermediate Holding Corp.,
12.00%, 2/15/22(1) (4)	24,375	23,522

Entertainment Resources - 0.4%
AMC Entertainment Holdings, Inc.,
5.88%, 11/15/26	17,505	15,667

Exploration & Production - 5.4%
Berry Petroleum Co. LLC,
7.00%, 2/15/26(1)	21,900	21,243
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.,
6.88%, 2/1/25	16,850	15,839
Chesapeake Energy Corp.,
8.00%, 1/15/25	14,800	13,727
Denbury Resources, Inc.,
9.00%, 5/15/21(1)	20,908	20,594
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.00%, 2/15/23(1)	19,900	21,790
Gulfport Energy Corp.,
6.38%, 1/15/26	22,690	17,188
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28(1)	20,050	20,150
Indigo Natural Resources LLC,
6.88%, 2/15/26(1)	21,145	18,978
SM Energy Co.,
5.63%, 6/1/25	12,210	11,111
Southwestern Energy Co.,
6.20%, 1/23/25	21,063	19,220
Whiting Petroleum Corp.,
6.63%, 1/15/26	20,499	19,769

		199,609

Financial Services - 1.4%
LPL Holdings, Inc.,
5.75%, 9/15/25(1)	17,333	17,745
Nationstar Mortgage Holdings, Inc.,
8.13%, 7/15/23(1)	19,125	19,507
NFP Corp.,
6.88%, 7/15/25(1)	16,775	16,602

		53,854

Food & Beverage - 1.9%
Dole Food Co., Inc.,
7.25%, 6/15/25(1)	18,155	17,565
NBM US Holdings, Inc.,
7.00%, 5/14/26	23,200	24,395

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 70.8% continued
Food & Beverage - 1.9% continued
Post Holdings, Inc.,
5.75%, 3/1/27(1)	$7,078	$7,308
Simmons Foods, Inc.,
5.75%, 11/1/24(1)	22,362	20,349

		69,617

Forest & Paper Products Manufacturing - 0.6%
Schweitzer-Mauduit International, Inc.,
6.88%, 10/1/26(1)	20,925	21,396

Hardware - 1.5%
Dell International LLC/EMC Corp.,
5.30%, 10/1/29(1)	16,200	17,072
Everi Payments, Inc.,
7.50%, 12/15/25(1)	17,975	18,784
TTM Technologies, Inc.,
5.63%, 10/1/25(1)	19,730	19,291

		55,147

Health Care Facilities & Services - 4.3%
Catalent Pharma Solutions, Inc.,
5.00%, 7/15/27(1)	7,675	7,809
Eagle Holding Co. II LLC,
7.63%, (100% Cash), 5/15/22(1) (4)	25,430	25,557
Envision Healthcare Corp.,
8.75%, 10/15/26(1)	14,250	9,939
HCA, Inc.,
5.88%, 2/1/29	22,330	24,479
MEDNAX, Inc.,
6.25%, 1/15/27(1)	19,960	19,636
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 5/1/23(1)	23,046	24,530
Tenet Healthcare Corp.,
8.13%, 4/1/22	20,249	21,236
Vizient, Inc.,
6.25%, 5/15/27(1)	6,275	6,628
West Street Merger Sub, Inc.,
6.38%, 9/1/25(1)	20,764	19,207

		159,021

Home Improvement - 0.6%
PGT Escrow Issuer, Inc.,
6.75%, 8/1/26(1)	20,550	21,706

Homebuilders - 1.8%
Beazer Homes USA, Inc.,
5.88%, 10/15/27	17,375	15,068
Century Communities, Inc.,
5.88%, 7/15/25	22,475	22,587
KB Home,
6.88%, 6/15/27	12,675	13,531
LGI Homes, Inc.,
6.88%, 7/15/26(1)	15,298	15,642

		66,828

Industrial Other - 0.4%
Ahern Rentals, Inc.,
7.38%, 5/15/23(1)	15,175	13,468

Internet Media - 0.7%
GrubHub Holdings, Inc.,
5.50%, 7/1/27(1)	10,850	11,136
Netflix, Inc.,
6.38%, 5/15/29(1)	12,425	14,122

		25,258

Investment Companies - 0.5%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/25	17,395	17,757

Life Insurance - 0.5%
Fidelity & Guaranty Life Holdings, Inc.,
5.50%, 5/1/25(1)	16,435	17,051

Machinery Manufacturing - 0.2%
Amsted Industries, Inc.,
5.63%, 7/1/27(1)	7,850	8,184

Managed Care - 0.5%
MPH Acquisition Holdings LLC,
7.13%, 6/1/24(1)	21,331	20,002

Manufactured Goods - 0.6%
Cornerstone Building Brands, Inc.,
8.00%, 4/15/26(1)	22,075	21,496

Medical Equipment & Devices Manufacturing - 0.4%
Avantor, Inc.,
9.00%, 10/1/25(1)	12,161	13,560

Metals & Mining - 2.7%
AK Steel Corp.,
7.00%, 3/15/27	13,929	11,213
Commercial Metals Co.,
5.75%, 4/15/26	19,548	19,514

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 70.8% continued
Metals & Mining - 2.7% continued
Freeport-McMoRan, Inc.,
5.45%, 3/15/43	$24,610	$22,518
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22(1)	23,817	25,186
United States Steel Corp.,
6.88%, 8/15/25	24,600	23,247

		101,678

Oil & Gas Services & Equipment - 1.4%
Oceaneering International, Inc.,
6.00%, 2/1/28	21,295	21,082
Rowan Cos., Inc.,
7.38%, 6/15/25	17,119	13,267
USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 4/1/26	18,036	19,072

		53,421

Pharmaceuticals - 0.5%
Bausch Health Americas, Inc.,
8.50%, 1/31/27(1)	9,240	10,160
JPR Royalty Sub LLC,
14.00%, 9/1/20(1) (6)	8,000	4,000
Par Pharmaceutical, Inc.,
7.50%, 4/1/27(1)	4,325	4,249

		18,409

Pipeline - 5.0%
American Midstream Partners L.P./American Midstream Finance Corp.,
9.50%, 12/15/21(1)	25,373	24,802
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.63%, 5/1/27(1)	9,075	9,052
EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.00%, 12/15/22(2) (3)	21,175	16,675
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.00%, 5/15/23	14,084	13,978
Global Partners L.P./GLP Finance Corp.,
7.00%, 6/15/23	19,954	20,204
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
7.25%, 2/15/21	18,627	18,463
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/1/23	14,170	14,808
7.50%, 4/15/26(1)	6,625	6,857
NuStar Logistics L.P.,
6.00%, 6/1/26	6,580	6,810
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	16,666	17,187
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.13%, 11/15/22(2) (3)	20,125	19,169
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.88%, 3/1/27	9,970	9,995
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27(1)	7,600	8,294

		186,294

Power Generation - 1.7%
Calpine Corp.,
5.50%, 2/1/24	21,145	20,934
NRG Energy, Inc.,
5.75%, 1/15/28	21,865	23,450
Vistra Operations Co. LLC,
5.63%, 2/15/27(1)	17,125	18,131

		62,515

Property & Casualty Insurance - 1.6%
Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25(1)	21,825	19,697
GTCR AP Finance, Inc.,
8.00%, 5/15/27(1)	14,175	14,246
HUB International Ltd.,
7.00%, 5/1/26(1)	13,779	13,969
USI, Inc.,
6.88%, 5/1/25(1)	11,454	11,339

		59,251

Publishing & Broadcasting - 3.2%
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24(1)	6,350	6,890

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 70.8% continued
Publishing & Broadcasting - 3.2% continued
Cumulus Media New Holdings, Inc.,
6.75%, 7/1/26(1)	$6,800	$6,782
Entercom Media Corp.,
7.25%, 11/1/24(1)	21,550	22,708
Gray Television, Inc.,
7.00%, 5/15/27(1)	19,250	20,886
Lee Enterprises, Inc.,
9.50%, 3/15/22(1)	21,848	22,231
Meredith Corp.,
6.88%, 2/1/26	21,025	22,310
Nexstar Escrow, Inc.,
7/15/27(1) (5)	4,175	4,274
Sirius XM Radio, Inc.,
5.50%, 7/1/29(1)	13,100	13,430

		119,511

Real Estate - 1.0%
Five Point Operating Co. L.P./Five Point Capital Corp.,
7.88%, 11/15/25(1)	22,175	22,286
Forestar Group, Inc.,
8.00%, 4/15/24(1)	14,350	15,050

		37,336

Real Estate Investment Trusts - 0.2%
iStar, Inc.,
6.00%, 4/1/22	7,149	7,328

Refining & Marketing - 0.9%
PBF Holding Co LLC/PBF Finance Corp.,
7.25%, 6/15/25	19,613	20,544
Sunoco L.P./Sunoco Finance Corp.,
5.50%, 2/15/26	11,876	12,366

		32,910

Restaurants - 0.9%
Golden Nugget, Inc.,
6.75%, 10/15/24(1)	20,335	20,945
IRB Holding Corp.,
6.75%, 2/15/26(1)	12,875	12,811

		33,756

Retail - Consumer Discretionary - 2.1%
KGA Escrow LLC,
7.50%, 8/15/23(1)	21,899	22,720
Party City Holdings, Inc.,
6.63%, 8/1/26(1)	20,285	19,676
Sonic Automotive, Inc.,
6.13%, 3/15/27	22,656	22,260
Staples, Inc.,
7.50%, 4/15/26(1)	12,850	12,774

		77,430

Software & Services - 3.6%
Rackspace Hosting, Inc.,
8.63%, 11/15/24(1)	18,050	16,561
Refinitiv US Holdings, Inc.,
8.25%, 11/15/26(1)	20,125	20,699
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(1)	31,390	33,940
Sophia L.P./Sophia Finance, Inc.,
9.00%, 9/30/23(1)	23,855	24,601
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 6/1/25(1)	19,875	20,471
Verscend Escrow Corp.,
9.75%, 8/15/26(1)	17,600	18,282

		134,554

Supermarkets & Pharmacies - 0.9%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson’s LLC,
7.50%, 3/15/26(1)	12,400	13,237
Cumberland Farms, Inc.,
6.75%, 5/1/25(1)	19,597	20,773

		34,010

Transportation & Logistics - 1.1%
Allison Transmission, Inc.,
5.88%, 6/1/29(1)	10,100	10,630
Navistar International Corp.,
6.63%, 11/1/25(1)	19,993	20,943
XPO Logistics, Inc.,
6.75%, 8/15/24(1)	8,875	9,463

		41,036

Trucking & Leasing - 0.5%
Voyager Aviation Holdings LLC/Voyager Finance Co.,
8.50%, 8/15/21(1)	17,225	17,483

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 70.8% continued
Utilities - 0.3%
Talen Energy Supply LLC,
1/15/28(1) (5)	$13,025	$12,944

Waste & Environment Services & Equipment - 0.7%
Covanta Holding Corp.,
5.88%, 7/1/25	17,004	17,684
Stericycle, Inc.,
5.38%, 7/15/24(1)	7,875	8,221

		25,905

Wireless Telecommunications Services - 2.8%
Iridium Communications, Inc.,
10.25%, 4/15/23(1)	23,250	25,284
Sprint Capital Corp.,
6.88%, 11/15/28	23,503	24,157
8.75%, 3/15/32	31,450	36,403
Trilogy International Partners LLC/Trilogy International Finance, Inc.,
8.88%, 5/1/22(1)	19,750	19,108

		104,952

Wireline Telecommunications Services - 0.4%
Frontier Communications Corp.,
10.50%, 9/15/22	22,715	15,389

Total Corporate Bonds (Cost $2,646,187)		2,633,867

FOREIGN ISSUER BONDS - 24.7%
Aerospace & Defense - 1.2%
Bombardier, Inc.,
7.50%, 12/1/24(1)	22,557	23,008
TransDigm UK Holdings PLC,
6.88%, 5/15/26	19,625	19,858

		42,866

Airlines - 0.7%
Virgin Australia Holdings Ltd.,
7.88%, 10/15/21(1)	26,050	26,734

Auto Parts Manufacturing - 1.0%
Dana Financing Luxembourg S.a.r.l.,
5.75%, 4/15/25(1)	21,325	21,885
IHO Verwaltungs GmbH,
6.00%, 5/15/27(1) (4)	10,300	10,352
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.,
6.25%, 5/15/26(1)	5,142	5,341

		37,578

Banks - 0.5%
ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%),
6.50%, 4/16/25(2) (3)	16,671	17,254

Cable & Satellite - 3.5%
Altice Financing S.A.,
7.50%, 5/15/26(1)	17,345	17,434
Altice Luxembourg S.A.,
10.50%, 5/15/27(1)	11,675	11,996
Intelsat Jackson Holdings S.A.,
8.50%, 10/15/24(1)	38,875	38,486
Telenet Finance Luxembourg Notes S.a.r.l.,
5.50%, 3/1/28(1)	22,400	22,848
UPC Holding B.V.,
5.50%, 1/15/28(1)	24,375	24,497
Ziggo Bond Co. B.V.,
6.00%, 1/15/27(1)	12,775	12,807

		128,068

Casinos & Gaming - 0.3%
Wynn Macau Ltd.,
5.50%, 10/1/27(1)	12,982	12,625

Chemicals - 0.6%
Starfruit Finco B.V./Starfruit US Holdco LLC,
8.00%, 10/1/26(1)	21,850	22,451

Consumer Finance - 0.9%
Fairstone Financial, Inc.,
7.88%, 7/15/24(1)	12,900	13,142
goeasy Ltd.,
7.88%, 11/1/22(1)	20,700	21,683

		34,825

Containers & Packaging - 0.3%
ARD Finance S.A.,
7.13%, 9/15/23(4)	10,625	10,864

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 24.7% continued
Diversified Banks - 3.3%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%),
8.00%, 6/15/24(2) (3)	$18,275	$19,166
BNP Paribas S.A.,
(Variable, USD Swap 5Y + 5.15%),
7.38%, 8/19/25(1) (2) (3)	18,450	20,502
Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.90%),
7.88%, 1/23/24(1) (2) (3)	22,668	24,956
Credit Suisse Group A.G.,
(Variable, USD Swap 5Y + 4.60%),
7.50%, 7/17/23(1) (2) (3)	19,975	21,335
HSBC Holdings PLC,
(Variable, USD ICE Swap Rate 5Y + 3.75%),
6.00%, 5/22/27(2) (3)	14,183	14,502
Societe Generale S.A.,
(Variable, USD Swap 5Y + 6.24%),
7.38%, 9/13/21(1) (2) (3)	14,150	14,876
Standard Chartered PLC,
(Variable, USD Swap 5Y + 6.30%),
7.50%, 4/2/22(1) (2) (3)	8,087	8,552

		123,889

Financial Services - 0.6%
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
10.50%, 6/1/24(1)	20,300	20,249

Food & Beverage - 1.2%
JBS USA LUX S.A./JBS USA Finance, Inc.,
5.88%, 7/15/24(1)	9,425	9,696
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
6.50%, 4/15/29(1)	13,875	15,071
Sigma Holdco B.V.,
7.88%, 5/15/26	22,350	20,674

		45,441

Metals & Mining - 1.4%
First Quantum Minerals Ltd.,
7.25%, 4/1/23(1)	13,675	13,316
6.50%, 3/1/24(1)	12,250	11,454
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22(1)	20,091	13,863
Vedanta Resources Ltd.,
6.38%, 7/30/22(1)	12,435	12,236

		50,869

Oil & Gas Services & Equipment - 1.5%
Ensco Rowan PLC,
5.75%, 10/1/44	29,486	16,954
Noble Holding International Ltd.,
7.75%, 1/15/24	8,114	6,187
7.88%, 2/1/26(1)	7,350	6,323
6.05%, 3/1/41	11,525	6,339
Transocean, Inc.,
9.00%, 7/15/23(1)	19,000	20,235

		56,038

Pharmaceuticals - 2.1%
Bausch Health Cos., Inc.,
6.13%, 4/15/25(1)	27,120	27,696
7.00%, 1/15/28(1)	10,850	11,243
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
6.00%, 7/15/23(1)	25,621	18,447
Teva Pharmaceutical Finance Netherlands III B.V.,
6.75%, 3/1/28	22,950	21,100

		78,486

Power Generation - 0.6%
Drax Finco PLC,
6.63%, 11/1/25(1)	19,635	20,068

Property & Casualty Insurance - 0.5%
Ardonagh Midco 3 PLC,
8.63%, 7/15/23(1)	19,885	18,692

Refining & Marketing - 0.9%
eG Global Finance PLC,
6.75%, 2/7/25(1)	12,050	11,956
Parkland Fuel Corp.,
6.00%, 4/1/26(1)	22,281	22,782

		34,738

Technology - 0.5%
Sixsigma Networks Mexico S.A. de C.V.,
7.50%, 5/2/25(1)	19,125	18,743

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 24.7% continued
Trucking & Leasing - 0.4%
Fly Leasing Ltd.,
5.25%, 10/15/24	$15,615	$15,927

Wireless Telecommunications Services - 2.7%
Altice France S.A.,
7.38%, 5/1/26(1)	27,437	28,123
C&W Senior Financing DAC,
6.88%, 9/15/27(1)	24,325	25,118
Digicel Group One Ltd.,
8.25%, 12/30/22(1)	11,085	6,097
Digicel Group Two Ltd.,
8.25%, 9/30/22(1)	10,454	2,300
Millicom International Cellular S.A.,
5.13%, 1/15/28(1)	21,053	21,316
Wind Tre S.p.A.,
5.00%, 1/20/26(1)	19,075	18,464

		101,418

Total Foreign Issuer Bonds (Cost $928,914)		917,823

TERM LOANS - 2.3%(7)
Consumer Services - 0.6%
TruGreen L.P., Initial Incremental Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor),
6.16%, 3/19/26	22,161	22,175

Department Stores - 0.6%
J.C. Penney Corp., Inc., Loan,
(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor),
6.77%, 6/23/23	25,396	22,052

Pharmaceuticals - 0.5%
Alvogen Pharma US, Inc., 2018 Refinancing Term Loan,
(Floating, ICE LIBOR USD 1M + 4.75%, 1.00% Floor),
7.15%, 4/1/22	19,547	17,905

Retail - Consumer Discretionary - 0.6%
Bass Pro Group LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 5.00%, 0.75% Floor),
7.40%, 9/25/24	23,482	22,391

Total Term Loans (Cost $90,190)		84,523

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.4%
Banks - 0.4%
GMAC Capital Trust I,
(Variable, ICE LIBOR USD 3M + 5.79%), 8.30%(7)	657,459	$17,039

Total Preferred Stocks (Cost $15,699)		17,039

INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(8) (9)	21,658,018	21,658

Total Investment Companies (Cost $21,658)		21,658

Total Investments - 98.8% (Cost $3,702,648)		3,674,910

Other Assets less Liabilities - 1.2%		44,541

NET ASSETS - 100.0%		$3,719,451

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2019.
(6)

Restricted security that has been deemed illiquid. At June 30, 2019, the value of this restricted illiquid security amounted to approximately $4,000,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
JPR Royalty Sub LLC,
14.00%, 9/1/20	3/10/11	$8,000

(7)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

5Y - 5 Year

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	2.1%
BB	26.6
B	50.8
CCC	19.7
CC	0.1
Not Rated	0.1
Cash Equivalents	0.6

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$2,633,867	$—	$2,633,867
Foreign Issuer Bonds(1)	—	917,823	—	917,823
Term Loans(1)	—	84,523	—	84,523
Preferred Stocks(1)	—	17,039	—	17,039
Investment Companies	21,658	—	—	21,658

Total Investments	$21,658	$3,653,252	$—	$3,674,910

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$113,852	$288,725	$380,919	$364	$21,658	21,658,018

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 14.4%
Commercial Mortgage-Backed Securities - 7.2%
BANK, Series 2018-BN14, Class A2
4.13%, 9/15/60	$2,880	$3,082
BENCHMARK Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	2,355	2,461
BENCHMARK Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	3,285	3,525
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A2
2.43%, 8/15/49	5,133	5,135
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4
4.26%, 10/15/46	575	617
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	2,200	2,243
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.09%, 8/10/49	4,900	5,013
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3
2.88%, 12/15/45	4,960	5,043

		27,119

Credit Card - 4.5%
American Express Credit Account Master Trust, Series 2018-8, Class A
3.18%, 4/15/24	5,200	5,326
American Express Credit Account Master Trust, Series 2019-1, Class A
2.87%, 10/15/24	1,845	1,886
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/15/24	1,005	1,024
Discover Card Execution Note Trust, Series 2018-A5, Class A5
3.32%, 3/15/24	1,415	1,453
Discover Card Execution Note Trust, Series 2019-A1, Class A1
3.04%, 7/15/24	3,700	3,790
Synchrony Card Funding LLC, Series 2019-A1, Class A
2.95%, 3/15/25	3,210	3,279

		16,758

Other - 2.7%
CNH Equipment Trust, Series 2018-A, Class A3
3.12%, 7/17/23	2,550	2,583
CNH Equipment Trust, Series 2019-A, Class A3
3.01%, 4/15/24	2,900	2,961
CNH Equipment Trust, Series 2019-B, Class A3
2.52%, 8/15/24	2,540	2,570
John Deere Owner Trust, Series 2019-A, Class A3
2.91%, 7/17/23	2,175	2,215

		10,329

Total Asset-Backed Securities (Cost $53,125)		54,206

CORPORATE BONDS - 29.9%
Aerospace & Defense - 1.3%
Boeing (The) Co.,
2.80%, 3/1/23	1,180	1,199
General Dynamics Corp.,
3.38%, 5/15/23	655	685
Spirit AeroSystems, Inc.,
(Floating, ICE LIBOR USD 3M + 0.80%),
3.21%, 6/15/21(1)	1,830	1,818
United Technologies Corp.,
1.95%, 11/1/21	1,067	1,058

		4,760

Airlines - 0.6%
Delta Air Lines, Inc.,
3.40%, 4/19/21	1,530	1,553
Southwest Airlines Co.,
2.65%, 11/5/20	818	822

		2,375

Automobiles Manufacturing - 0.7%
Hyundai Capital America,
2.00%, 7/1/19(2)	905	905

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.9% continued
Automobiles Manufacturing - 0.7% continued
Nissan Motor Acceptance Corp.,
2.15%, 9/28/20(2)	$1,598	$1,589

		2,494

Banks - 2.4%
BB&T Corp.,
3.05%, 6/20/22	1,740	1,777
Capital One N.A.,
(Floating, ICE LIBOR USD 3M + 1.15%),
3.73%, 1/30/23(1)	1,136	1,146
Discover Bank,
7.00%, 4/15/20	1,000	1,034
3.20%, 8/9/21	805	817
PNC Bank N.A.,
(Floating, ICE LIBOR USD 3M + 0.31%),
2.76%, 6/10/21(1)	750	751
Synchrony Bank,
3.65%, 5/24/21	580	590
US Bank N.A.,
3.00%, 2/4/21	3,065	3,102

		9,217

Cable & Satellite - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.58%, 7/23/20	620	626
CSC Holdings LLC,
10.88%, 10/15/25(2)	365	418
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(2)	380	368

		1,412

Chemicals - 1.2%
DuPont de Nemours, Inc.,
3.77%, 11/15/20	770	785
Eastman Chemical Co.,
3.50%, 12/1/21	1,110	1,136
Mosaic (The) Co.,
3.75%, 11/15/21	1,124	1,151
Sherwin-Williams (The) Co.,
2.75%, 6/1/22	1,293	1,306

		4,378

Commercial Finance - 0.5%
Air Lease Corp.,
2.50%, 3/1/21	720	720
3.50%, 1/15/22	986	1,010

		1,730

Consumer Finance - 1.1%
Ally Financial, Inc.,
3.88%, 5/21/24	1,000	1,024
Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.95%),
3.40%, 3/9/22(1)	2,120	2,137
Fiserv, Inc.,
2.75%, 7/1/24	980	989

		4,150

Consumer Services - 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(2)	323	339

Containers & Packaging - 0.3%
Graphic Packaging International LLC,
4.75%, 7/15/27(2)	1,180	1,211
Diversified Banks - 3.7%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 0.37%),
2.74%, 1/23/22(3)	2,600	2,612
(Floating, ICE LIBOR USD 3M + 0.96%),
3.55%, 7/23/24(1)	1,995	2,008
(Floating, ICE LIBOR USD 3M + 0.76%),
3.17%, 9/15/26(1)	895	839
Citigroup, Inc.,
2.70%, 3/30/21	725	729
2.90%, 12/8/21	1,775	1,793
(Floating, ICE LIBOR USD 3M + 0.69%),
3.27%, 10/27/22(1)	1,010	1,011
(Floating, ICE LIBOR USD 3M + 1.02%),
3.54%, 6/1/24(1)	1,750	1,759
JPMorgan Chase & Co.,
4.40%, 7/22/20	2,080	2,126
(Variable, ICE LIBOR USD 3M + 0.70%),
3.21%, 4/1/23(3)	1,035	1,056

		13,933

Electrical Equipment Manufacturing - 0.3%
General Electric Co.,
5.55%, 5/4/20	1,255	1,284

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.9% continued
Entertainment Resources - 0.3%
Cedar Fair L.P.,
5.25%, 7/15/29(2)	$1,200	$1,224

Financial Services - 2.5%
Ameriprise Financial, Inc.,
3.00%, 3/22/22	710	723
Charles Schwab (The) Corp.,
2.65%, 1/25/23	230	233
Goldman Sachs Group (The), Inc.,
5.25%, 7/27/21	555	587
(Variable, ICE LIBOR USD 3M + 1.05%),
2.91%, 6/5/23 (3)	800	809
(Floating, ICE LIBOR USD 3M + 1.05%),
3.53%, 6/5/23(1)	4,255	4,265
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/25	905	924
Morgan Stanley,
5.50%, 7/28/21	1,605	1,705

		9,246

Food & Beverage - 0.8%
Kraft Heinz Foods Co.,
5.38%, 2/10/20	869	883
Smithfield Foods, Inc.,
2.70%, 1/31/20(2)	1,025	1,023
2.65%, 10/3/21(2)	1,185	1,168

		3,074

Hardware - 0.5%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23(2)	460	496
Hewlett Packard Enterprise Co.,
3.50%, 10/5/21	670	686
4.40%, 10/15/22	685	722

		1,904

Health Care Facilities & Services - 0.8%
HCA, Inc.,
6.50%, 2/15/20	1,145	1,171
Laboratory Corp. of America Holdings,
2.63%, 2/1/20	1,010	1,011
McKesson Corp.,
3.65%, 11/30/20	690	704

		2,886

Home Improvement - 0.2%
Masco Corp.,
3.50%, 4/1/21	595	604

Homebuilders - 0.4%
D.R. Horton, Inc.,
2.55%, 12/1/20	1,535	1,536

Industrial Other - 0.4%
H&E Equipment Services, Inc.,
5.63%, 9/1/25	600	617
United Rentals North America, Inc.,
6.50%, 12/15/26	680	736

		1,353

Life Insurance - 1.6%
MassMutual Global Funding II,
2.25%, 7/1/22(2)	1,880	1,881
Principal Life Global Funding II,
2.15%, 1/10/20(2)	1,290	1,288
Protective Life Global Funding,
2.16%, 9/25/20(2)	2,865	2,860

		6,029

Machinery Manufacturing - 0.1%
Parker-Hannifin Corp.,
2.70%, 6/14/24	300	304

Medical Equipment & Devices Manufacturing - 0.5%
Becton Dickinson and Co.,
2.40%, 6/5/20	1,155	1,154
Thermo Fisher Scientific, Inc.,
3.60%, 8/15/21	870	890

		2,044

Metals & Mining - 0.1%
AK Steel Corp.,
6.38%, 10/15/25	400	320

Oil & Gas Services & Equipment - 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	430	435

Pharmaceuticals - 0.3%
AbbVie, Inc.,
2.30%, 5/14/21	1,191	1,184

Pipeline - 0.8%
Energy Transfer Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	690	740

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.9% continued
Pipeline - 0.8% continued
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.13%, 11/15/22(3) (4)	$590	$562
Plains All American Pipeline L.P./PAA Finance Corp.,
2.60%, 12/15/19	1,559	1,558

		2,860

Power Generation - 0.2%
NRG Energy, Inc.,
3.75%, 6/15/24(2)	300	308
Terraform Global Operating LLC,
6.13%, 3/1/26(2)	395	397

		705

Publishing & Broadcasting - 0.5%
Discovery Communications LLC,
2.20%, 9/20/19	695	694
Entercom Media Corp.,
7.25%, 11/1/24(2)	695	733
Lee Enterprises, Inc.,
9.50%, 3/15/22(2)	360	366

		1,793

Real Estate - 1.2%
American Tower Corp.,
3.30%, 2/15/21	500	506
3.45%, 9/15/21	475	485
Crown Castle International Corp.,
2.25%, 9/1/21	930	926
HCP, Inc.,
7/15/26(5)	1,150	1,159
Iron Mountain, Inc.,
4.88%, 9/15/27(2)	795	788
Office Properties Income Trust,
3.60%, 2/1/20	515	517

		4,381

Refining & Marketing - 0.1%
Marathon Petroleum Corp.,
5.13%, 3/1/21	500	522

Retail - Consumer Discretionary - 0.3%
eBay, Inc.,
2.88%, 8/1/21	1,000	1,008

Semiconductors - 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.38%, 1/15/20	1,485	1,482
2.20%, 1/15/21	2,100	2,082

		3,564

Software & Services - 0.7%
Activision Blizzard, Inc.,
2.30%, 9/15/21	783	782
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(2)	1,035	1,119
Sophia L.P./Sophia Finance, Inc.,
9.00%, 9/30/23(2)	590	608

		2,509

Tobacco - 1.5%
Altria Group, Inc.,
3.49%, 2/14/22	1,825	1,877
Philip Morris International, Inc.,
2.63%, 2/18/22	850	857
2.38%, 8/17/22	925	926
2.50%, 11/2/22	1,985	1,993

		5,653

Transportation & Logistics - 0.3%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 7/29/21(2)	1,250	1,278

Travel & Lodging - 0.2%
Marriott International, Inc.,
2.88%, 3/1/21	420	423
2.30%, 1/15/22	455	453

		876

Utilities - 0.7%
American Electric Power Co., Inc.,
3.65%, 12/1/21	665	686
CenterPoint Energy, Inc.,
3.60%, 11/1/21	995	1,022
Dominion Energy, Inc.,
2.72%, 8/15/21	915	917

		2,625

Waste & Environment Services & Equipment - 0.5%
Clean Harbors, Inc.,
7/15/27(5)	1,200	1,219

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 29.9% continued
Waste & Environment Services & Equipment - 0.5% continued
Stericycle, Inc.,
5.38%, 7/15/24(2)	$630	$658

		1,877

Wireless Telecommunications Services - 0.7%
AT&T, Inc.,
2.45%, 6/30/20	730	730
3.20%, 3/1/22	940	960
Iridium Communications, Inc.,
10.25%, 4/15/23(2)	1,005	1,093

		2,783

Wireline Telecommunications Services - 0.1%
Frontier Communications Corp.,
10.50%, 9/15/22	810	549

Total Corporate Bonds (Cost $111,484)		112,409

FOREIGN ISSUER BONDS - 7.6%
Automobiles Manufacturing - 0.1%
Toyota Motor Corp.,
2.36%, 7/2/24	470	470

Banks - 0.9%
Skandinaviska Enskilda Banken AB,
2.80%, 3/11/22	500	506
3.05%, 3/25/22(2)	2,050	2,080
Toronto-Dominion Bank (The),
2.65%, 6/12/24	950	958

		3,544

Cable & Satellite - 0.2%
Altice Financing S.A.,
6.63%, 2/15/23(2)	650	666
Altice Luxembourg S.A.,
7.75%, 5/15/22(2)	214	218

		884

Commercial Finance - 0.3%
Aircastle Ltd.,
6.25%, 12/1/19	1,210	1,227

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24(2)	530	559

Diversified Banks - 2.1%
Bank of Montreal,
2.90%, 3/26/22	1,735	1,762
2.50%, 6/28/24	1,890	1,890
Credit Agricole S.A.,
(Floating, ICE LIBOR USD 3M + 1.02%),
3.60%, 4/24/23(1) (2)	2,845	2,838
Royal Bank of Canada,
2.80%, 4/29/22	1,535	1,559

		8,049

Electrical Equipment Manufacturing - 0.5%
Tyco Electronics Group S.A.,
(Floating, ICE LIBOR USD 3M + 0.45%),
2.93%, 6/5/20(1)	1,775	1,777

Entertainment Content - 0.2%
Ziggo B.V.,
5.50%, 1/15/27(2)	755	768

Food & Beverage - 1.2%
Danone S.A.,
1.69%, 10/30/19(2)	1,595	1,591
JBS USA LUX S.A./JBS USA Finance, Inc.,
5.88%, 7/15/24(2)	680	699
MARB BondCo PLC,
6.88%, 1/19/25(2)	440	459
Pernod Ricard S.A.,
5.75%, 4/7/21(2)	1,702	1,797

		4,546

Government Agencies - 0.1%
Kommunalbanken AS,
2.00%, 6/19/24(2)	300	301

Integrated Oils - 0.3%
BP Capital Markets PLC,
(Floating, ICE LIBOR USD 3M + 0.25%),
2.77%, 11/24/20(1)	1,100	1,101

Machinery Manufacturing - 0.2%
Pentair Finance S.a.r.l.,
2.65%, 12/1/19	730	730

Oil & Gas Services & Equipment - 0.1%
Ensco Rowan PLC,
7.75%, 2/1/26	695	518

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.6% continued
Pharmaceuticals - 0.9%
Bausch Health Cos., Inc.,
5.88%, 5/15/23(2)	$281	$284
Mylan N.V.,
3.15%, 6/15/21	1,510	1,511
Shire Acquisitions Investments Ireland DAC,
2.40%, 9/23/21	1,495	1,493

		3,288

Travel & Lodging - 0.3%
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22	905	981

Total Foreign Issuer Bonds (Cost $28,694)		28,743

U.S. GOVERNMENT AGENCIES - 2.4%(6)
Fannie Mae - 1.1%
Pool #555649,
7.50%, 10/1/32	15	17
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%, 1.91% Floor, 10.83% Cap),
4.70%, 9/1/36(1)	80	84
Pool #AD0915,
5.50%, 12/1/38	38	42
Pool #AE7999,
3.50%, 11/1/25	1,562	1,613
Pool #AI3471,
5.00%, 6/1/41	136	147
Pool #AL1746,
3.50%, 3/1/27	1,085	1,122
Pool #AL2049,
3.50%, 11/1/26	510	532
Pool #BM5525,
4.00%, 3/1/31	643	670

		4,227

Federal Farm Credit Bank - 0.6%
Federal Farm Credit Banks,
(Floating, ICE LIBOR USD 1M + 0.04%),
2.43%, 3/16/20(1)	2,060	2,061

Freddie Mac - 0.7%
Pool #1B3617,
(Floating, ICE LIBOR USD 1Y + 1.92%, 11.01% Cap),
4.73%, 10/1/37(1)	129	137
Pool #ZK2807,
3.50%, 12/1/25	1,707	1,762
Pool #ZK2834,
3.50%, 12/1/25	542	564

		2,463

Freddie Mac Gold - 0.0%
Pool #A92650,
5.50%, 6/1/40	146	157

Total U.S. Government Agencies (Cost $8,871)		8,908

U.S. GOVERNMENT OBLIGATIONS - 42.7%
U.S. Treasury Notes - 42.7%
2.75%, 9/30/20	6,457	6,524
2.88%, 10/31/20	6,686	6,773
2.75%, 11/30/20	25,746	26,068
2.50%, 12/31/20	6,686	6,751
2.50%, 1/31/21	8,597	8,687
2.50%, 2/28/21	19,104	19,317
2.38%, 3/15/21	14,328	14,466
2.38%, 4/15/21	9,552	9,649
2.25%, 4/30/21	6,686	6,743
2.63%, 5/15/21	19,104	19,399
2.13%, 5/31/21	16,052	16,161
2.50%, 2/15/22	3,821	3,896
2.25%, 4/15/22	7,642	7,749
2.13%, 5/15/22	7,642	7,728
2.25%, 4/30/24	768	785

		160,696

Total U.S. Government Obligations (Cost $158,906)		160,696

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.1%
FlexShares® Disciplined Duration MBS Index Fund(7)	202,000	$4,741
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(7) (8)	2,943,316	2,943

Total Investment Companies (Cost $7,603)		7,684

Total Investments - 99.1% (Cost $368,683)		372,646

Other Assets less Liabilities - 0.9%		3,449

NET ASSETS - 100.0%		$376,095

(1)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2019.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(8)	7-day current yield as of June 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MBS - Mortgage Backed Securities

USD - United States Dollar

Percentages shown are based on Net Assets.

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	43.1%
U.S. Agency	2.4
AAA	14.6
AA	2.4
A	12.9
BBB	17.3
BB	2.3
B	1.8
CCC	1.1
Not Rated	1.3
Cash Equivalents	0.8

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$54,206	$—	$54,206
Corporate Bonds(1)	—	112,409	—	112,409
Foreign Issuer Bonds(1)	—	28,743	—	28,743
U.S. Government Agencies(1)	—	8,908	—	8,908
U.S. Government Obligations(1)	—	160,696	—	160,696
Investment Companies	7,684	—	—	7,684

Total Investments	$7,684	$364,962	$—	$372,646

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued	JUNE 30, 2019 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Disciplined Duration MBS Index Fund	$13,103	$—	$8,387	$(21)	$46	$99	$4,741	202,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,580	46,336	44,973	—	—	21	2,943	2,943,316

	$14,683	$46,336	$53,360	$(21)	$46	$120	$7,684	3,145,316

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 3.3%(1)
Fannie Mae - 3.3%
Pool #555649,
7.50%, 10/1/32	$29	$32
Pool #BH5752,
3.50%, 11/1/47	1,047	1,078
Pool #BH9277,
3.50%, 2/1/48	567	583
Pool #MA3027,
4.00%, 6/1/47	208	217

		1,910

Freddie Mac - 0.0%
Pool #1Q0323,
(Floating, ICE LIBOR USD 1Y + 1.95%, 9.95% Cap),
4.82%, 5/1/37(2)	1	1

Total U.S. Government Agencies (Cost $1,867)		1,911

U.S. GOVERNMENT OBLIGATIONS - 84.8%
U.S. Treasury Notes - 84.8%
2.13%, 5/31/21	15,620	15,726
2.13%, 5/15/22	20,585	20,817
2.00%, 5/31/24	10,549	10,673
2.38%, 5/15/29	1,833	1,894

		49,110

Total U.S. Government Obligations (Cost $48,787)		49,110

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 9.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(3) (4)	5,273,764	$5,274

Total Investment Companies (Cost $5,274)		5,274

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.8%
U.S. Treasury Bill,
2.40%, 10/24/19(5) (6)	$1,600	$1,590

Total Short-Term Investments (Cost $1,588)		1,590

Total Investments - 100.0% (Cost $57,516)		57,885

Other Assets less Liabilities - 0.0%		16

NET ASSETS - 100.0%		$57,901

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2019 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
5-Year U.S. Treasury Note	36	$4,254	Long	9/19	$71

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	JUNE 30, 2019 (UNAUDITED)

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	87.6%
U.S. Agency	3.3
Cash Equivalents	9.1

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$1,911	$—	$1,911
U.S. Government Obligations(1)	—	49,110	—	49,110
Investment Companies	5,274	—	—	5,274
Short-Term Investments	—	1,590	—	1,590

Total Investments	$5,274	$52,611	$—	$57,885

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$71	$—	$—	$71

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,859	$46,948	$47,533	$31	$5,274	5,273,764

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 8.3%
Aerospace & Defense - 0.2%
United Technologies Corp.,
3.35%, 8/16/21	$7,200	$7,359

Automobiles Manufacturing - 2.1%
Daimler Finance North America LLC,
3.75%, 11/5/21(1)	13,500	13,844
General Motors Financial Co., Inc.,
4.20%, 3/1/21	10,000	10,222
4.20%, 11/6/21	4,650	4,788
Harley-Davidson Financial Services, Inc.,
3.55%, 5/21/21(1)	19,800	20,103
Nissan Motor Acceptance Corp.,
3.65%, 9/21/21(1)	6,200	6,347
Volkswagen Group of America Finance LLC,
4.00%, 11/12/21(1)	22,500	23,223

		78,527

Banks - 2.9%
Citibank N.A.,
3.40%, 7/23/21	22,000	22,468
Fifth Third Bank,
3.35%, 7/26/21	4,400	4,493
KeyBank N.A.,
3.35%, 6/15/21	3,100	3,164
M&T Bank Corp.,
(Floating, ICE LIBOR USD 3M + 0.68%),
3.27%, 7/26/23(2)	12,708	12,748
SunTrust Bank,
(Floating, ICE LIBOR USD 3M + 0.59%),
3.17%, 8/2/22(2)	16,200	16,224
US Bank N.A.,
2.65%, 5/23/22	36,000	36,514
Wells Fargo Bank N.A.,
(Variable, ICE LIBOR USD 3M + 0.49%),
3.33%, 7/23/21(3)	14,200	14,336

		109,947

Consumer Finance - 0.6%
American Express Co.,
3.70%, 11/5/21	11,413	11,765
Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.72%),
3.30%, 1/30/23(2)	10,000	9,974

		21,739

Diversified Banks - 0.3%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.38%),
2.97%, 1/23/22(2)	12,000	11,975

Entertainment Content - 0.1%
Fox Corp.,
3.67%, 1/25/22(1)	2,900	2,997

Financial Services - 0.2%
Morgan Stanley,
(Floating, ICE LIBOR USD 3M + 1.40%),
3.99%, 4/21/21(2)	7,000	7,126

Machinery Manufacturing - 0.3%
John Deere Capital Corp.,
3.20%, 1/10/22	10,400	10,671

Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co.,
2.60%, 5/16/22(1)	15,800	16,001

Tobacco - 0.2%
Altria Group, Inc.,
3.49%, 2/14/22	6,000	6,170

Travel & Lodging - 0.2%
Marriott International, Inc.,
(Floating, ICE LIBOR USD 3M + 0.65%),
3.10%, 3/8/21(2)	8,000	8,022

Utilities - 0.3%
NextEra Energy Capital Holdings, Inc.,
4/1/22	9,500	9,665

Wireless Telecommunications Services - 0.5%
AT&T, Inc.,
3.20%, 3/1/22	7,000	7,149
(Floating, ICE LIBOR USD 3M + 1.18%),
3.62%, 6/12/24(2)	12,500	12,657

		19,806

Total Corporate Bonds (Cost $304,882)		310,005

FOREIGN ISSUER BONDS - 2.8%
Banks - 1.1%
ABN AMRO Bank N.V.,
3.40%, 8/27/21(1)	5,600	5,713
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%),
3.48%, 3/29/22(2)	10,030	10,152

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 2.8% continued
Banks - 1.1% continued
(Floating, ICE LIBOR USD 3M + 1.00%),
3.32%, 10/2/23(2)	$5,900	$5,893
Lloyds Bank PLC,
3.30%, 5/7/21	7,000	7,110
Nordea Bank Abp,
(Floating, ICE LIBOR USD 3M + 0.94%),
3.46%, 8/30/23(1) (2)	5,800	5,720
Santander UK PLC,
3.40%, 6/1/21	7,000	7,116

		41,704

Diversified Banks - 0.5%
HSBC Holdings PLC,
(Floating, ICE LIBOR USD 3M + 1.00%),
3.52%, 5/18/24(2)	10,000	10,027
Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.68%),
4.13%, 3/9/21(2)	7,000	7,144

		17,171

Financial Services - 0.6%
UBS Group Funding Switzerland A.G.,
(Floating, ICE LIBOR USD 3M + 1.44%),
3.78%, 9/24/20(1) (2)	22,000	22,331

Pharmaceuticals - 0.6%
Takeda Pharmaceutical Co. Ltd.,
4.00%, 11/26/21(1)	22,400	23,177

Total Foreign Issuer Bonds (Cost $102,695)		104,383

U.S. GOVERNMENT OBLIGATIONS - 2.1%
U.S. Treasury Notes - 2.1%
2.25%, 4/30/21	25,000	25,210
2.13%, 5/15/22	50,000	50,563

		75,773

Total U.S. Government Obligations (Cost $74,896)		75,773

MUNICIPAL BONDS - 71.0%
Alabama - 2.8%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Bonds, Series A,
5.00%, 9/1/19	2,000	2,012
Alabama State Public School & College Authority Revenue Refunding Bonds, Series B,
5.00%, 1/1/20	24,500	24,952
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series B-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.62%),
2.52%, 12/1/23(2) (4)	60,000	60,000
Southeast Alabama State Gas Supply District Revenue Bonds, Series C, SIFMA Index Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%),
2.55%, 4/1/24(2) (4)	19,000	18,759

		105,723

Alaska - 0.8%
Alaska State Industrial Development & Export Authority Revenue LANS, YKHC Project,
3.50%, 12/1/20	25,000	25,139
Valdez Marine Terminal Revenue Refunding Bonds, Series B, BP Pipelines Project,
5.00%, 1/1/21	5,225	5,495

		30,634

Arizona - 0.9%
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/20	3,000	3,111
Chandler G.O. Limited Refunding Bonds,
3.00%, 7/1/20	520	529
Maricopa County Community College District G.O. Unlimited Refunding Bonds,
5.00%, 7/1/19	3,245	3,245
Maricopa County IDA Variable Revenue Refunding Bonds, Banner Health Obligated Group,
(Floating, SIFMA Municipal Swap Index Yield + 0.57%),
2.47%, 10/18/24(2) (4)	8,500	8,500

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.0% continued
Arizona - 0.9% continued
Phoenix Civic Improvement Corp. Subordinated Excise TRB, Series A,
5.00%, 7/1/19	$5,000	$5,000
Phoenix G.O. Limited Refunding Bonds, Series C,
4.00%, 7/1/19	10,650	10,650
Pinal County Revenue Obligations Revenue Bonds,
5.00%, 8/1/21	2,000	2,150
Yavapai County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
2.80%, 6/1/21(2) (4) (5)	1,500	1,527

		34,712

California - 4.8%
Bay Area Toll Bridge Authority Index Rate Revenue Refunding Bonds,
(Floating, ICE LIBOR USD 3M + 0.55%),
2.17%, 4/1/21(2) (4)	18,000	18,035
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AU,
(Floating, SIFMA Municipal Swap Index Yield + 0.22%),
2.12%, 12/1/20(2) (4)	30,000	29,958
California State G.O. Unlimited Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.38%),
2.28%, 12/1/22(2) (4)	20,000	20,017
California State G.O. Unlimited Refunding Bonds,
5.00%, 4/1/22	18,000	19,851
California State Index Floating Rate G.O. Unlimited Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%),
2.33%, 12/1/23(2) (4)	30,000	30,093
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, California Academy of Sciences,
(Floating, ICE LIBOR USD 1M + 0.38%),
2.06%, 8/1/21(2) (4)	4,000	4,000
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, J. Paul Getty Trust,
(Floating, ICE LIBOR USD 1M + 0.20%),
1.88%, 4/1/21(2) (4)	30,000	29,952
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/19	3,600	3,611
Riverside Water Variable Revenue Refunding Bonds, Series A,
(Floating, SIFMA Municipal Swap Index Yield + 0.63%),
2.53%, 1/15/20(2) (4)	2,600	2,602
Southern California State Public Power Authority Revenue Refunding Bonds, Series A, Canyon Power Project,
2.25%, 5/1/21(2) (4) (5)	20,000	20,191

		178,310

Colorado - 0.4%
Colorado Springs Utilities System Revenue Refunding Bonds, Series A-3,
5.00%, 11/15/19	4,755	4,821
Colorado State School of Mines Institutional Enterprise Variable Revenue Refunding Bonds, Series A,
(Floating, ICE LIBOR USD 1M + 0.50%),
2.11%, 2/1/23(2)	5,550	5,548
E-470 Public Highway Authority Senior Variable Revenue Refunding Bonds, Libor Index,
(Floating, ICE LIBOR USD 1M + 1.05%),
2.66%, 9/1/21(2) (4)	6,000	6,046

		16,415

Connecticut - 2.7%
Connecticut State G.O. Unlimited Bonds, Series E,
4.00%, 10/15/19	8,000	8,061
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-3, Yale University,
1.80%, 2/9/21(2) (4) (5)	12,500	12,571

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.0% continued
Connecticut - 2.7% continued
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-2, Yale University Issue,
2.00%, 2/8/22(2) (4) (5)	$10,000	$10,159
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University,
1.80%, 2/9/21(2) (4) (5)	12,000	12,068
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A,
2.05%, 7/12/21(2) (4) (5)	10,000	10,146
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University,
1.45%, 7/1/22(2) (4) (5) (6)	21,000	21,045
1.00%, 7/1/42(2) (4) (5)	16,970	16,970
Connecticut State HFA Housing Mortgage Finance Program Revenue Bonds, Series A,
2.15%, 11/15/19	2,090	2,095
Connecticut State HFA Single Family Special Obligation Revenue Bonds, Series 2,
3.25%, 6/1/20	1,050	1,068
Greenwich G.O. Unlimited Bonds,
5.00%, 1/15/20	5,500	5,612

		99,795

Delaware - 0.7%
Delaware State G.O. Unlimited Bonds,
5.00%, 2/1/21	10,000	10,588
5.00%, 2/1/22	10,000	10,949
University of Delaware Revenue Bonds,
5.00%, 11/1/20	1,450	1,521
5.00%, 11/1/21	1,600	1,737

		24,795

Florida - 4.8%
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, Coastal Account,
5.00%, 6/1/20	19,000	19,621
Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Company Project,
1.80%, 11/19/20(2) (4) (5)	13,000	13,025
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A,
6/1/21	71,000	76,033
Florida State Board of Public Education Capital Outlay 2011 G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/20	525	543
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (State Gtd.),
5.00%, 6/1/20	5,130	5,305
Florida State Board of Public Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/20	15,010	15,561
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
7/1/21	13,000	13,954
Hillsborough County School Board Refunding COPS, Master Lease Program,
5.00%, 7/1/20	2,000	2,072
Miami-Dade County Aviation Revenue Bonds, Series A, Prerefunded,
5.50%, 10/1/19(7)	2,000	2,021
Monroe County School District Sales TRB (AGM Insured),
4.00%, 10/1/19	2,100	2,114
Orlando & Orange County Expressway Authority Revenue Bonds, Series C, Prerefunded,
5.00%, 7/1/20(7)	25,000	25,913
Polk County School District Sales TRB,
5.00%, 10/1/21	1,750	1,895
Reedy Creek Improvement District Utilities Revenue Refunding Bonds, Series 2,
5.00%, 10/1/19	2,000	2,018

		180,075

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.0% continued
Georgia - 4.1%
Atkinson Coffee Counties Joint Development Authority Revenue LANS, SGSC Real Estate Foundation V,
1.65%, 12/1/19	$24,425	$24,426
Atlanta Urban Residential Finance Authority MFH Revenue Bonds, Creekside at Adamsville Place,
1.95%, 5/1/21(2) (4) (5)	7,500	7,540
Clark County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 9/1/19	2,500	2,515
Dougherty County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/19	2,000	2,022
Douglas County Sales Tax G.O. Unlimited Bonds,
5.00%, 4/1/20	2,000	2,056
Georgia State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/20	2,500	2,593
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/20	12,300	12,756
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/21	3,580	3,853
Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Series B,
(Floating, ICE LIBOR USD 1M + 0.75%),
2.36%, 9/1/23(2) (4)	80,000	79,129
Savannah Housing Authority Revenue Bonds, Preserve Chatham Parkway Apartments,
2.00%, 8/1/20(2) (4) (5)	3,000	3,010
Waleska Downtown Development Authority Revenue Refunding Notes, Reinhardt University Project,
2.00%, 8/1/19	11,000	11,001

		150,901

Hawaii - 0.2%
Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%),
2.20%, 9/1/20(2) (4)	8,110	8,108

Idaho - 1.0%
Idaho State G.O. Unlimited TANS,
3.00%, 6/30/20(6)	37,000	37,629

Illinois - 0.5%
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series A (AMT), Senior Lien,
5.00%, 1/1/21	5,000	5,256
Illinois State Finance Authority Gas Supply Revenue Refunding Bonds, Series B, Peoples Gas Light & Coke,
1.88%, 8/1/20(2) (4) (5)	5,000	5,017
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%),
2.65%, 7/1/23(2) (4)	1,535	1,534
Illinois State Housing Development Authority MFH Revenue Bonds, Heather Ridge,
1.90%, 10/1/21(2) (4) (5)	4,500	4,531
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A,
5.00%, 1/1/20	2,500	2,544
5.00%, 1/1/21	1,000	1,052

		19,934

Indiana - 0.5%
Indiana State Finance Authority Highway Revenue Bonds, Series A,
4.00%, 6/1/20	1,600	1,640
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group,
1.65%, 7/1/22(2) (4) (5) (6)	5,000	5,008

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.0% continued
Indiana - 0.5% continued
Indiana State Finance Authority Hospital Variable Revenue Bonds, Series L, Indiana University Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.55%),
2.04%, 5/4/21(2) (4) (6)	$5,500	$5,502
Indiana State Health Facility Financing Authority Revenue Bonds, Ascension Health Credit Group,
1.35%, 8/4/20(2) (4) (5)	5,005	4,999

		17,149

Iowa - 0.1%
Iowa State Finance Authority SFM Variable Revenue Bonds, Series B (GNMA, FNMA, FHLMC Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.30%),
2.20%, 5/3/21(2) (4)	5,000	4,992

Kansas - 1.4%
Burlington Environmental Improvement Variable Revenue Refunding Bonds, Kansas City Power & Light,
2.13%, 7/9/19(2) (4) (8)	13,000	13,000
2.13%, 7/9/19(2) (4) (8)	15,000	15,000
Johnson County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/19	875	880
Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A,
5.00%, 10/1/19	16,920	17,075
Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-5, Libor Index,
(Floating, ICE LIBOR USD 1M + 0.40%),
2.01%, 9/1/19(2)	6,565	6,568

		52,523

Kentucky - 1.2%
Kentucky State Housing Corp. Variable Revenue Bonds, Beecher Phase I Project,
2.00%, 9/1/21(2) (4) (5)	6,000	6,042
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 7/1/20	3,500	3,580
4.00%, 7/1/21	3,725	3,889
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1,
2.25%, 3/1/20	5,000	5,006
Louisville & Jefferson County Metro Government Environmental Facilities Revenue Refunding Bonds, Louisville Gas & Electric,
1.65%, 6/1/21(2) (4) (5)	7,250	7,269
1.65%, 6/1/21(2) (4) (5)	8,250	8,272
Louisville & Jefferson County Metropolitan Government Pollution Control Variable Revenue Refunding Bonds, Louisville Gas and Electric Company Project,
4/1/21(2) (4) (5)	12,200	12,271

		46,329

Louisiana - 1.0%
Saint James Parish Variable Revenue Bonds, Series B-1, Nucor Steel LLC Project,
2.05%, 7/9/19(2) (4) (8)	37,200	37,200

Maryland - 3.0%
Baltimore County G.O. Unlimited BANS,
4.00%, 3/19/20	29,000	29,565
Maryland State Department of Transportation Consolidated Transportation Revenue Refunding Bonds,
4.00%, 9/1/19	14,650	14,715
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/20	19,445	20,221
5.00%, 8/1/20	20,000	20,798
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 11/1/19	10,000	10,123
5.00%, 11/1/20	10,000	10,494

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.0% continued
Maryland - 3.0% continued
Prince George’s County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 7/15/21	$4,610	$4,954

		110,870

Massachusetts - 1.6%
Boston G.O. Unlimited Bonds, Series A,
5.00%, 3/1/21	6,000	6,384
5.00%, 3/1/22	3,455	3,804
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series E,
5.00%, 11/1/19	15,000	15,185
5.00%, 11/1/20	17,400	18,258
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
5.00%, 7/15/19	2,775	2,779
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Springfield College, Prerefunded,
5.63%, 10/15/19(7)	2,000	2,024
Massachusetts State Housing Finance Agency Variable Revenue Bonds, Chestnut Park Project,
2.40%, 12/1/21(2) (4) (5)	3,000	3,045
Massachusetts State Housing Finance Agency Variable Revenue Refunding Bonds, Series 196 (GNMA, FNMA, FHLMC Insured),
(Floating, ICE LIBOR USD 1M + 0.35%),
2.03%, 6/1/21(2) (4)	2,275	2,276
University of Massachusetts Building Authority Revenue Refunding Bonds,
5.00%, 11/1/19	6,000	6,073

		59,828

Michigan - 0.5%
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Series C, Trinity Health Credit,
5.00%, 12/1/19	1,500	1,522
University of Michigan General Revenue Refunding Bonds, SIFMA Index,
(Floating, SIFMA Municipal Swap Index Yield + 0.27%),
2.17%, 4/1/22(2) (4)	18,805	18,754

		20,276

Minnesota - 0.5%
Minneapolis Improvement And Various Purpose G.O. Unlimited Bonds,
4.00%, 12/1/20	4,200	4,361
Minnesota State Rural Water Finance Authority Revenue Notes, Public Projects Construction,
2.00%, 8/1/20	10,000	10,032
Osseo Independent School District No. 279 G.O. Unlimited Refunding Bonds, Series C, Alternative Facilities (School District Credit Program),
5.00%, 2/1/21	1,480	1,565
Saint Paul Housing & Redevelopment Authority MFH Revenue Bonds, Legends Berry Senior Apartments Project,
2.20%, 9/1/20(2) (4) (5)	1,140	1,144

		17,102

Mississippi - 0.5%
Mississippi State Development Bank Marshall County IDA Special Obligation Revenue Bonds,
5.00%, 1/1/20	1,855	1,888
Mississippi State Variable G.O. Unlimited Refunding Bonds, Series B,
(Floating, ICE LIBOR USD 1M + 0.33%),
1.94%, 9/1/20(2) (4)	3,665	3,665
South Central Regional Medical Center Hospital Revenue Refunding Bonds, Facilities Improvement & Refinancing Project,
1.70%, 3/1/20	11,050	11,004

		16,557

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.0% continued
Missouri - 0.5%
Missouri State Highways & Transit Commission State Road Federal Reimbursement Revenue Refunding Bonds, Series S, GARVEE Lien,
5.00%, 5/1/22	$9,000	$9,919
Missouri State Public Utilities Commission Revenue Notes, Interim Construction,
2.13%, 11/1/19	10,000	10,003

		19,922

Nebraska - 0.1%
Lincoln Electric System Revenue Refunding Bonds,
5.00%, 9/1/19	3,000	3,018
Nebraska State Investment Finance Authority Single Family Housing Revenue Bonds, Series C,
2.05%, 3/1/22	1,450	1,468

		4,486

Nevada - 0.4%
Clark County Airport Revenue Refunding Bonds, Subseries A,
5.00%, 7/1/21	2,000	2,143
Humboldt County PCR Variable Revenue Refunding Bonds, Sierra Pacific Power Company,
1.85%, 4/15/22(2) (4) (5)	10,000	10,083
Reno Capital Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/21	1,200	1,280

		13,506

New Jersey - 0.2%
Monmouth County G.O. Unlimited Bonds,
5.00%, 7/15/19	1,000	1,001
Monmouth County Improvement Authority Governmental Pooled Loan Revenue Bonds, Series C (County Gtd.),
5.00%, 12/1/21	1,000	1,091
New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Variable Revenue Bonds, Georgia King Village Project (HUD Sector 8 Program),
2.45%, 10/1/20(2) (4) (5)	4,500	4,547

		6,639

New York - 8.1%
Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3C,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%),
2.35%, 11/1/19(2) (4)	5,550	5,552
Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A,
5.00%, 3/1/22	30,000	32,877
Metropolitan Transportation Authority Revenue BANS, Series A-3,
4.00%, 8/15/19	42,000	42,122
Metropolitan Transportation Authority Revenue BANS, Series A-5,
4.00%, 8/15/19	10,000	10,029
Metropolitan Transportation Authority Revenue Bonds, Subseries D-2, SIFMA Index,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%),
2.35%, 11/15/22(2) (4)	20,275	20,231
Metropolitan Transportation Authority Variable Revenue Bonds, Series A-1,
5.00%, 11/15/20(2) (4) (5)	19,000	19,871
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured),
(Floating, ICE LIBOR USD 1M + 0.57%),
2.23%, 4/6/20(2) (4)	5,500	5,507
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
1.38%, 5/1/20	3,295	3,295

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.0% continued
New York - 8.1% continued
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds, Series G,
2.00%, 12/31/21(2) (4) (5)	$3,420	$3,436
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/21	6,000	6,444
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/19	8,000	8,024
5.00%, 8/1/20	24,665	25,657
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/19	5,000	5,015
5.00%, 8/1/20	11,670	12,143
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/19	5,000	5,015
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/20	12,000	12,315
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 1,
5.00%, 3/15/22	10,000	10,987
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/20	15,000	15,348
New York State Dormitory Authority State Supported Debt Revenue Refunding Bonds, Series A, Department of Health,
5.00%, 7/1/19	3,840	3,840
New York State Housing Finance Agency Revenue Bonds, Series C (SonyMA, GNMA, FNMA, FHLMC Insured),
1.25%, 5/1/20	1,900	1,897
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/20	45,175	46,362
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 197 (AMT),
5.00%, 11/15/19	4,405	4,463

		300,430

North Carolina - 3.2%
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series D, Atrium Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%),
2.50%, 12/1/23(2) (4)	42,000	42,240
Forsyth County Public Improvement G.O. Unlimited Bonds, Series B,
5.00%, 3/1/21	4,540	4,819
5.00%, 3/1/22	1,000	1,098
Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS,
3.00%, 9/1/20	3,000	3,029
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
4.00%, 5/1/20	8,000	8,181
North Carolina State G.O. Unlimited Refunding Bonds, Series D,
4.00%, 6/1/21	4,000	4,207
North Carolina State Grant Anticipation Vehicle Revenue Bonds,
5.00%, 3/1/21	8,000	8,483
5.00%, 3/1/22	7,010	7,679
North Carolina State Grant Anticipation Vehicle Revenue Refunding Bonds,
5.00%, 3/1/20	6,000	6,146
North Carolina State Housing Finance Agency MFH Revenue Bonds, Weaver Investment Company Rural Development Portfolio,
2.00%, 1/1/21(2) (4) (5)	11,235	11,292

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.0% continued
North Carolina - 3.2% continued
North Carolina State Limited Obligation Revenue Bonds, Series A, Build NC Bonds,
5.00%, 5/1/21	$13,025	$13,901
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT),
5.00%, 5/1/20	1,840	1,895
Wake County Limited Obligation Revenue Bonds,
5.00%, 9/1/20	3,620	3,775
5.00%, 9/1/21	3,250	3,507

		120,252

Ohio - 4.3%
Allen County Hospital Facilities Adjustable Revenue Bonds, Series B, Mercy Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%),
2.65%, 5/1/20(2) (4)	50,000	50,031
American Municipal Power-Ohio, Inc. Revenue Refunding Bonds, Series A,
5.00%, 2/15/22	6,000	6,560
Columbus G.O. Unlimited Bonds, Series A,
4.00%, 4/1/20	13,835	14,115
Cuyahoga Metropolitan Housing Authority MFH Variable Revenue Bonds, Riverside Park Phase,
2.00%, 4/1/21(2) (4) (5)	7,000	7,034
Franklin County Hospital Facilities Variable Revenue Bonds, Series B, OhioHealth Corp.,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%),
2.33%, 11/15/21(2) (4)	10,000	10,026
Ohio State Adult Correctional Capital Facilities Revenue Refunding Bonds, Lease Appropriation,
4.00%, 10/1/19	3,170	3,191
4.00%, 10/1/20	2,750	2,842
Ohio State G.O. Unlimited Bonds, Series T,
5.00%, 11/1/19	10,750	10,882
Ohio State Hospital Variable Revenue Bonds, Cleveland Clinic Health System,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%),
2.30%, 6/1/23(2) (4)	35,000	35,080
Ohio State Housing Finance Agency MFH Revenue Bonds, Sutter View Apartments,
1.62%, 7/1/21(2) (4) (5)	8,500	8,499
Ohio State Major New State Infrastructure Project Revenue Refunding Bonds, Series B,
5.00%, 12/15/19	6,000	6,101
Ohio State Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.22%),
2.12%, 12/1/20(2)	5,250	5,246

		159,607

Oklahoma - 0.3%
Canadian County Independent School District No. 27, Combined Purpose G.O. Unlimited Bonds, Yukon Public Schools,
2.00%, 10/1/19	2,295	2,298
2.00%, 10/1/20	3,040	3,063
Oklahoma Housing Finance Agency Collateralized Variable Revenue Bonds, Sooner Haven Apartments,
2.38%, 10/1/20(2) (4) (5)	2,500	2,526
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Clean Water Program (Oklahoma CERF),
5.00%, 4/1/20	3,500	3,597

		11,484

Oregon - 3.3%
Lane County School District No. 4J Eugene G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/21	2,450	2,626

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.0% continued
Oregon - 3.3% continued
Multnomah County School District No. 1 Portland G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/20	$45,000	$46,589
Oregon Business Development Commission Economic Development Revenue Bonds (AMT),
5.00%, 3/1/22(2) (4) (5)	53,400	57,950
Oregon State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/21	1,400	1,495
Oregon State G.O. Unlimited Refunding Bonds, Series L,
5.00%, 8/1/19	2,160	2,166
Oregon State Housing & Community Services Department Housing Development Revenue Bonds, Series I, Ya Po Ah Terrace Project (HUD Sector 8 Program),
2.20%, 5/1/21(2) (4) (5)	10,400	10,511

		121,337

Pennsylvania - 3.2%
Delaware County G.O. Unlimited Refunding Bonds,
5.00%, 10/1/21	1,000	1,082
Indiana County IDA Student Housing Revenue BANS, Residential Revival Project at Indiana University,
1.45%, 9/1/20	12,750	12,648
North Penn Water Authority Variable Revenue Refunding Bonds,
(Floating, ICE LIBOR USD 1M + 0.41%),
2.02%, 11/1/19(2)	1,000	1,000
(Floating, ICE LIBOR USD 1M + 0.50%),
2.11%, 11/1/19(2) (4)	4,280	4,280
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project,
2.80%, 12/1/21(2) (4) (5)	2,500	2,557
Pennsylvania State G.O. Unlimited Refunding Bonds,
5.00%, 7/15/21	36,420	39,130
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Series AV-1,
5.00%, 6/15/21	5,985	6,406
Pennsylvania State Housing Finance Agency SFM Floating Revenue Bonds, Series 127-C,
(Floating, ICE LIBOR USD 1M + 0.57%),
2.25%, 10/1/23(2) (4)	7,000	7,002
Pennsylvania State Housing Finance Agency SFM Variable Revenue Bonds, Series 126-B,
(Floating, ICE LIBOR USD 1M + 0.60%),
2.28%, 6/1/23(2) (4)	26,250	26,303
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-1,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%),
2.50%, 12/1/23(2)	15,000	15,062
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%),
2.60%, 12/1/19(2)	2,500	2,501

		117,971

South Carolina - 0.1%
South Carolina State G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 8/1/19	3,065	3,074
York County Fort Mill School District No. 4 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured),
5.00%, 3/1/20	1,500	1,537

		4,611

Tennessee - 2.4%
Franklin County Health & Educational Facilities Board Collateralized MFH Revenue Bonds, BTT Development Village Associates,
2.40%, 12/1/20(2) (4) (5)	3,750	3,786
Memphis Electric System Revenue Bonds,
4.00%, 12/1/19	1,470	1,487

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.0% continued
Tennessee - 2.4% continued
Metropolitan Government Nashville & Davidson County G.O. Unlimited and Improvement Bonds,
5.00%, 7/1/20	$14,890	$15,436
5.00%, 7/1/21	18,245	19,587
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Collateralized MFH Variable Revenue Bonds, Hermitage Flats,
1.50%, 7/1/20(6)	3,750	3,752
Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds,
5.00%, 7/1/19	10,000	10,000
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding Bonds,
5.00%, 7/1/19	6,000	6,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Collateralized MFH Revenue Bonds, Trevecca Towers I/East Project,
2.00%, 1/1/21(2) (4) (5)	12,000	12,081
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Collateralized MFH Variable Revenue Bonds, Hermitage Flats Apartments Project,
1.30%, 7/1/20(2) (4) (5)	5,000	5,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Oakwood Flats Apartments Project,
2.10%, 10/1/20(2) (4) (5)	7,350	7,401
Murfreesboro Housing Authority Collateralized MFH Revenue Bonds, Westbrook Towers Project,
2.13%, 9/1/20(2) (4) (5)	5,000	5,021

		89,551

Texas - 6.0%
Alamo Community College District G.O. Limited Refunding Bonds,
5.00%, 8/15/19	18,000	18,080
3.00%, 8/15/20	4,000	4,077
Alamo Heights Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
3.00%, 2/1/21(2) (4) (5)	2,700	2,762
Clear Creek Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
2.15%, 8/16/21(2) (4) (5)	9,000	9,096
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-3 (PSF, Gtd.),
1.40%, 8/17/20(2) (4) (5)	7,130	7,128
Dallas County Community College District G.O. Unlimited Refunding Bonds,
5.00%, 2/15/21	5,610	5,942
Denton County Permanent Improvement G.O. Limited Refunding Bonds,
5.00%, 7/15/21	1,635	1,755
Garland Independent School District G.O. Unlimited Refunding Bonds,
5.00%, 2/15/21	3,000	3,179
Grapevine-Colleyville Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/19	2,830	2,843
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/21	1,350	1,430
Houston Independent School District Variable G.O. Limited Bonds, Series A-2 (PSF, Gtd.),
2.25%, 6/1/22(2) (4) (5)	14,000	14,268
Houston Independent School District Variable G.O. Limited Refunding Bonds (PSF, Gtd.),
2.40%, 6/1/21(2) (4) (5)	4,000	4,066
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/21	4,045	4,290

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.0% continued
Texas - 6.0% continued
Houston Utility System Variable Revenue Refunding Bonds, Series C, First Lien,
(Floating, ICE LIBOR USD 1M + 0.36%),
2.04%, 8/1/21(2) (4)	$5,000	$4,990
Humble Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/22	4,060	4,447
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series C (PSF, Gtd.),
(Floating, ICE LIBOR USD 1M + 0.55%),
2.15%, 8/15/19(2) (4)	7,750	7,750
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/21	2,000	2,135
Matagorda County Navigation District No. 1 Variable Revenue Refunding Bonds (AMT), Central Power & Light,
1.75%, 9/1/20(2) (4) (5)	8,335	8,298
Mission Economic Development Corp. Solid Waste Disposal Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project,
2.50%, 8/1/20	3,000	3,002
Spring Branch Independent School District Variable G.O. Unlimited Bonds, Schoolhouse Bonds (PSF, Gtd.),
1.55%, 6/15/21(2) (4) (5)	6,000	6,004
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/21	5,000	5,412
Texas State TRANS,
4.00%, 8/29/19	48,150	48,336
Texas State Transportation Commission Highway Improvement G.O. Unlimited Bonds,
5.00%, 4/1/21	8,410	8,950
Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A,
5.00%, 10/1/19	14,000	14,128
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier,
5.00%, 4/1/20	7,025	7,219
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series B, First Tier,
4.00%, 10/1/21(2) (4) (5)	3,035	3,206
Texas State Water Development Board State Water Implementation Fund Revenue Bonds, Series 2017A,
5.00%, 4/15/20	4,000	4,116
Texas State Water Finance Assistance G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/19	8,000	8,024
University of Texas Revenue Bonds, Series E,
5.00%, 8/15/19	2,000	2,009
Waco G.O. Limited Refunding Bonds,
5.00%, 2/1/21	5,505	5,821
5.00%, 2/1/22	2,000	2,182

		224,945

Utah - 0.1%
University of Utah Revenue Refunding Bonds, Series A (State Appropriation Insured),
4.00%, 8/1/20	2,530	2,603

Virginia - 1.7%
Arlington County G.O. Unlimited Bonds,
5.00%, 6/15/21	4,370	4,686
5.00%, 6/15/22	4,595	5,093
Fairfax County IDA Health Care Revenue Refunding Bonds, Series B, Inova Health System,
5.00%, 5/15/21(2) (4) (5)	5,000	5,331
Henrico County Public Improvement G.O. Unlimited Refunding Bonds,
5.00%, 7/15/19	3,000	3,004
Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/20	5,000	5,262
5.00%, 12/1/21	9,000	9,795

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.0% continued
Virginia - 1.7% continued
Louisa IDA Pollution Control Variable Revenue Bonds, Virginia Electric,
1.80%, 4/1/22(2) (4) (5)	$3,750	$3,769
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series 2017-C, 21st Century College Programs,
5.00%, 2/1/20	11,000	11,237
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series B, Public Higher Education Financing Program (State Intercept Program),
5.00%, 9/1/19	3,000	3,018
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College Equipment,
5.00%, 2/1/20	5,000	5,108
Virginia State Public School Authority School Financing Revenue Bonds (State Aid Withholding),
5.00%, 1/15/20	2,565	2,616
Virginia State Resources Authority Clean Water Revolving Funds Revenue Bonds (State Aid Withholding), Prerefunded,
5.00%, 10/1/19(7)	3,000	3,028

		61,947

Washington - 1.9%
Central Puget Sound Regional Transportation Authority Variable Sales & Use TRB, Series S-2A-R, Green Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%),
2.20%, 11/1/21(2) (4)	10,000	9,997
Central Puget Sound Regional Transportation Authority Variable Sales & Use TRB, Series S-2B-R, Green Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%),
2.35%, 11/1/23(2) (4)	12,500	12,504
Seattle Municipal Light and Power Improvement Revenue Refunding & Improvement Bonds, Series C,
5.00%, 9/1/19	2,100	2,113
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/20	2,630	2,767
Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax,
5.00%, 7/1/20	5,210	5,402
Washington State G.O. Unlimited Refunding Bonds, Series D, Motor Vehicle Fuel Tax,
5.00%, 6/1/20	3,595	3,716
5.00%, 6/1/21	3,770	4,035
Washington State G.O. Unlimited Refunding Bonds, Series R-2015D,
5.00%, 7/1/20	5,000	5,184
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/20	11,455	11,912
Washington State Housing Finance Commission Revenue Bonds, Royal Hills Apartments Project,
1.40%, 11/1/19	4,000	3,998
Washington State Various Purpose G.O. Unlimited Bonds, Series B,
5.00%, 2/1/20	7,625	7,789

		69,417

Wisconsin - 1.2%
Milwaukee RANS, Series R2,
3.00%, 5/7/20	6,500	6,589
PFA Revenue LANS, Lake Oconee Academy Foundation, Inc. Project,
2.30%, 10/1/19	4,000	3,999
Wisconsin State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/21	6,000	6,403
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 11/1/21	6,210	6,737

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 71.0% continued
Wisconsin - 1.2% continued
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%),
2.25%, 7/28/21(2) (4)	$9,000	$8,981
(Floating, SIFMA Municipal Swap Index Yield + 0.65%),
2.55%, 7/31/24(2) (4)	5,000	5,018
Wisconsin State Petroleum Inspection Fee Revenue Bonds, Series 1,
4.00%, 7/1/19	7,000	7,000

		44,727

Total Municipal Bonds (Cost $2,638,297)		2,643,292

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(9) (10)	60,137,093	$60,137

Total Investment Companies (Cost $60,137)		60,137

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 15.5%
Bay Area Toll Bridge Authority Revenue Refunding Bonds,
1.38%, 4/1/20(2) (4) (5)	$31,000	$31,012
California Municipal Finance Authority Solid Waste Variable Revenue Refunding Bonds,
1.48%, 10/1/19(2) (4) (5)	10,000	10,000
California State Pollution Control Finance Authority Solid Waste Disposal Variable Revenue Refunding Bonds (AMT), Republic Services, Inc.,
1.90%, 8/1/19(1) (2) (4) (5)	8,500	8,502
Clark County PCR Refunding Bonds, Nevada Power Co.,
1.60%, 5/21/20(2) (4) (5)	5,600	5,605
Clear Creek Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
3.00%, 8/14/19(2) (4) (5)	3,000	3,005
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University,
1.30%, 2/3/20(2) (4) (5)	26,000	25,995
Corpus Christi Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.),
2.00%, 8/15/19(2) (4) (5)	5,550	5,554
Delaware State G.O. Unlimited Bonds,
5.00%, 2/1/20	12,900	13,180
Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF, Gtd.),
1.35%, 8/1/19(2) (4) (5)	3,130	3,130
Director of The State of Nevada Department of Business & Industry Variable Revenue Notes (AMT), Republic Services Project,
1.88%, 12/2/19(1) (2) (4) (5)	1,200	1,200
Eagle Mountain & Saginaw Independent School District Building G.O. Unlimited Bonds (PSF, Gtd.),
2.00%, 8/1/19(2) (4) (5)	9,925	9,929
Florida Development Finance Corp. Surface Transportation Facilities Variable Revenue Bonds (AMT), Virgin Trains U.S.A. Pass,
1.90%, 3/17/20(2) (4) (5)	40,000	40,005
Harris County Health Facilities Development Corp. Variable Revenue Refunding Bonds, Methodist Hospital System-A-2,
1.70%, 7/2/19(2) (4) (8)	10,000	10,000
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/19	6,500	6,520
Illinois State Development Finance Authority Variable Convertible Revenue Bonds, Series B, Evanston Northwestern,
1.68%, 7/2/19(2) (4) (8)	9,000	9,000
Indiana Bond Bank Revenue Notes, Advance Funding Program,
4.00%, 1/3/20	6,000	6,077
Indiana Finance Authority Economic Development Revenue Refunding Bonds, Series 2010B, Republic Services Inc. Project,
1.50%, 9/3/19(2) (4) (5)	5,000	5,001

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 15.5% continued
Indiana State Health Facility Financing Authority Variable Revenue Bonds, Series A-1, Ascension Health,
2.80%, 8/1/19(2) (4) (5)	$2,135	$2,137
Iowa State Finance Authority Variable Revenue Refunding Bonds, Unity Point Health (JPMorgan Chase Bank N.A. LOC),
1.78%, 7/2/19(2) (4) (8)	20,000	20,000
Jacksonville Sales Tax Revenue Refunding Bonds,
5.00%, 10/1/19	3,105	3,132
Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/19	10,245	10,404
Louisiana State Refunding G.O. Unlimited Bonds, Series C,
5.00%, 7/15/19	5,000	5,007
Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Bonds, Subseries B-2 (AMT),
1.75%, 7/2/19(2) (4) (8)	5,835	5,835
Metropolitan Government Nashville & Davidson County G.O. Unlimited and Improvement Bonds,
5.00%, 7/1/19	15,775	15,775
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Haynes Garden Apartments Project (GNMA Insured),
1.75%, 12/1/19(2) (4) (5)	4,500	4,502
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Variable Revenue Bonds, E. Webster Street Apartments,
2.05%, 4/1/20(2) (4) (5)	3,000	3,016
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Series C-2B,
5.00%, 2/15/20(2) (4) (5)	30,310	30,942
Miami-Dade County HFA MFH Revenue Bonds, Westview Garden Apartments,
2.38%, 6/1/20(2) (4) (5)	4,000	4,026
Michigan Finance Authority State Aid Revenue Notes, Series A-1 (State Aid Withholding),
4.00%, 8/20/19	2,000	2,006
Michigan State Finance Authority Revenue Refunding Bonds, Series E-1, Ascension Health,
1.10%, 8/15/19(2) (4) (5)	1,900	1,899
Minneapolis Health Care System Variable Revenue Refunding Bonds, Fairview Health Services (Wells Fargo Bank N.A.),
1.65%, 7/2/19(2) (4) (8)	20,000	20,000
Mission Economic Development Corp. Solid Waste Disposal Variable Revenue Bonds, Series A, Republic Services, Inc.,
1.48%, 10/1/19(2) (4) (5)	1,500	1,500
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series L, Chevron U.S.A., Inc.,
1.70%, 7/2/19(2) (4) (8)	21,000	21,000
Mobile IDB PCR Bonds, Alabama Power Company Barry Plant Project,
1.85%, 3/24/20(2) (4) (5)	15,000	15,020
New York Adjustable G.O. Unlimited Bonds, Subseries G-6 (Mizuho Bank Ltd. LOC),
1.66%, 7/2/19(2) (4) (8)	2,900	2,900
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries B, Fiscal 2012,
1.75%, 7/2/19(2) (4) (8)	20,000	20,000
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Adjustable Revenue Bonds, Subseries B,
1.65%, 7/2/19(2) (4) (8)	50,070	50,070
Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF, Gtd.),
1.45%, 6/1/20(2) (4) (5)	5,550	5,552
Ohio State Hospital Facility Variable Revenue Bonds, Cleveland Clinic Health System,
1.60%, 7/2/19(2) (4) (8)	25,000	25,000
Ohio State Hospital Facility Variable Revenue Bonds, Cleveland Clinic Health System,
1.74%, 7/2/19(2) (4) (8)	13,205	13,205

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 15.5% continued
Ohio State Solid Waste Refunding Revenue Bonds, Republic Services, Inc. Project,
1.50%, 9/3/19(2) (4) (5)	$11,000	$11,001
Oklahoma Housing Finance Agency Collateralized Variable Revenue Bonds, Windsong Apartments,
2.05%, 4/1/20(2) (4) (5)	2,000	2,001
San Antonio Housing Trust Finance Corp. MFH Revenue Bonds, Brookwood Senior Apartments,
2.10%, 5/1/20(2) (4) (5)	1,700	1,710
Shelby County Health Educational & Housing Facilities Board Variable Revenue Bonds, Methodist Le Bonheur (AGM Insured),
1.75%, 7/2/19(2) (4) (8)	50,000	50,000
Texas State Department of Housing & Community Affairs MFH Revenue Bonds, Emli at Liberty Crossing,
1.80%, 12/1/19(2) (4) (5)	4,000	4,002
University of Delaware Revenue Bonds,
5.00%, 11/1/19	1,445	1,463
Washington State Various Purpose G.O. Unlimited Bonds, Series C,
5.00%, 2/1/20	10,935	11,170
Wichita G.O. Unlimited Temporary Notes, Series 296,
10/15/19	19,000	19,088

Total Short-Term Investments (Cost $576,932)		577,078

Total Investments - 101.3% (Cost $3,757,839)		3,770,668

Liabilities less Other Assets - (1.3%)		(47,111)

NET ASSETS - 100.0%		$3,723,557

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	Maturity date represents the puttable date.
(5)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(6)	When-Issued Security. Coupon rate is not in effect at June 30, 2019.
(7)	Maturity date represents the prerefunded date.
(8)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of June 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

IDB - Industrial Development Board

LANS - Loan Anticipation Notes

LCRA - Lower Colorado River Authority

LIBOR - London Interbank Offered Rate

LOC - Letter of Credit

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

RANS - Revenue Anticipation Notes

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	JUNE 30, 2019 (UNAUDITED)

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

YKHC - Yukon Kuskokwim Health Corporation

Percentages shown are based on Net Assets.

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	2.0%
AAA	19.6
AA	35.7
A	19.9
A1+ (Short Term)	2.3
A1 (Short Term)	8.2
A2 (Short Term)	1.7
BBB	4.5
Not Rated	4.5
Cash Equivalents	1.6

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$310,005	$—	$310,005
Foreign Issuer Bonds(1)	—	104,383	—	104,383
U.S. Government Obligations(1)	—	75,773	—	75,773
Municipal Bonds(1)	—	2,643,292	—	2,643,292
Investment Companies	60,137	—	—	60,137
Short-Term Investments	—	577,078	—	577,078

Total Investments	$60,137	$3,710,531	$—	$3,770,668

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$134,006	$907,620	$981,489	$295	$60,137	60,137,093

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.6%
Auto Floor Plan - 1.0%
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1
1.55%, 7/15/21	$3,000	$2,999
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2
(Floating, ICE LIBOR USD 1M + 0.46%),
2.85%, 11/15/21(1)	5,000	5,004
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A
2.84%, 3/15/24	4,300	4,382
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.57%),
2.96%, 1/18/22(1) (2)	2,500	2,507
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1
2.13%, 7/15/22(2)	5,000	4,990
GMF Floorplan Owner Revolving Trust, Series 2018-1, Class A
(Floating, ICE LIBOR USD 1M + 0.30%),
2.69%, 3/15/22(1) (2)	1,500	1,501
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2
2.56%, 10/17/22(2)	1,000	1,002
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%),
3.03%, 2/15/23(1) (2)	2,250	2,256

		24,641

Automobile - 4.1%
Americredit Automobile Receivables Trust, Series 2019-2, Class A2A
2.43%, 9/19/22	2,500	2,502
CarMax Auto Owner Trust, Series 2019-1, Class A2A
3.02%, 7/15/22	3,000	3,014
Chesapeake Funding II LLC, Series 2016-2A, Class A1
1.88%, 6/15/28(2)	1,205	1,203
Chesapeake Funding II LLC, Series 2017-2A, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor),
2.84%, 5/15/29(1) (2)	1,507	1,506
Chesapeake Funding II LLC, Series 2017-3A, Class A1
1.91%, 8/15/29(2)	2,165	2,154
Chesapeake Funding II LLC, Series 2017-4A, Class A1
2.12%, 11/15/29(2)	2,570	2,563
Chesapeake Funding II LLC, Series 2018-1A, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%),
2.84%, 4/15/30(1) (2)	3,985	3,985
Chesapeake Funding II LLC, Series 2019-1A, Class A1
2.94%, 4/15/31(2)	6,000	6,069
Drive Auto Receivables Trust, Series 2019-1, Class A2A
3.08%, 9/15/21	1,475	1,478
Drive Auto Receivables Trust, Series 2019-2, Class A2A
2.93%, 3/15/22	2,500	2,506
Drive Auto Receivables Trust, Series 2019-3, Class A2A
2.63%, 9/15/22	4,500	4,507
Enterprise Fleet Financing LLC, Series 2016-2, Class A2
1.74%, 2/22/22(2)	258	257
Enterprise Fleet Financing LLC, Series 2017-3, Class A2
2.13%, 5/22/23(2)	1,205	1,203
Enterprise Fleet Financing LLC, Series 2018-2, Class A2
3.14%, 2/20/24(2)	2,419	2,437
Ford Credit Auto Lease Trust, Series 2019-A, Class A2A
2.84%, 9/15/21	6,600	6,625
GM Financial Automobile Leasing Trust, Series 2018-1, Class A2B
(Floating, ICE LIBOR USD 1M + 0.20%),
2.58%, 4/20/20(1)	1,025	1,025
GM Financial Automobile Leasing Trust, Series 2019-1, Class A2A
2.91%, 4/20/21	6,000	6,022
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A2A
2.08%, 1/19/21	1,163	1,162

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.6% continued
Automobile - 4.1% continued
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class A2A
2.66%, 6/16/22	$8,000	$8,031
Honda Auto Receivables Owner Trust, Series 2019-1, Class A2
2.75%, 9/20/21	5,600	5,620
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A2
3.01%, 2/16/21	2,500	2,507
Nissan Auto Receivables Owner Trust, Series 2017-C, Class A2A
1.89%, 10/15/20	1,860	1,859
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A2A
2.82%, 1/18/22	4,500	4,521
Santander Retail Auto Lease Trust, Series 2017-A, Class A2A
2.02%, 3/20/20(2)	7	7
Santander Retail Auto Lease Trust, Series 2018-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.27%),
2.65%, 10/20/20(1) (2)	3,850	3,850
Santander Retail Auto Lease Trust, Series 2019-A, Class A2
2.72%, 1/20/22(2)	8,500	8,543
Securitized Term Auto Receivables Trust, Series 2019-1A, Class A2
2.86%, 5/25/21(2)	5,052	5,066
Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A2A
2.81%, 7/20/21	420	421
Wheels SPV, Series 2018-1A, Class A2
3.06%, 4/20/27(2)	910	915
World Omni Auto Receivables Trust, Series 2019-B, Class A2
2.63%, 6/15/22(2)	5,500	5,519

		97,077

Credit Card - 4.9%
American Express Credit Account Master Trust, Series 2017-5, Class A
(Floating, ICE LIBOR USD 1M + 0.38%),
2.77%, 2/18/25(1)	2,000	2,002
American Express Credit Account Master Trust, Series 2019-2, Class A
2.67%, 11/15/24	14,300	14,543
BA Credit Card Trust, Series 2017-A1, Class A1
1.95%, 8/15/22	7,000	6,986
BA Credit Card Trust, Series 2017-A2, Class A2
1.84%, 1/17/23	1,000	997
BA Credit Card Trust, Series 2018-A1, Class A1
2.70%, 7/17/23	3,000	3,031
BA Credit Card Trust, Series 2018-A2, Class A2
3.00%, 9/15/23	1,000	1,017
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4
1.99%, 7/17/23	5,000	4,993
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/15/24	2,000	2,039
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1
1.75%, 11/19/21	3,250	3,243
Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8
1.86%, 8/8/22	5,000	4,986
Discover Card Execution Note Trust, Series 2016-A4, Class A4
1.39%, 3/15/22	4,000	3,992
Discover Card Execution Note Trust, Series 2017-A6, Class A6
1.88%, 2/15/23	7,000	6,980
Golden Credit Card Trust, Series 2016-5A, Class A
1.60%, 9/15/21(2)	4,000	3,993
Golden Credit Card Trust, Series 2018-1A, Class A
2.62%, 1/15/23(2)	5,000	5,032
Golden Credit Card Trust, Series 2018-3A, Class A
(Floating, ICE LIBOR USD 1M + 0.32%, 0.32% Floor),
2.71%, 5/15/23(1) (2)	5,000	4,997
Master Credit Card Trust II, Series 2017-1A, Class A
2.26%, 7/21/21(2)	3,600	3,598

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.6% continued
Credit Card - 4.9% continued
Synchrony Card Funding LLC, Series 2019-A1, Class A
2.95%, 3/15/25	$11,500	$11,749
Trillium Credit Card Trust II, Series 2018-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor),
2.65%, 2/27/23(1) (2)	4,500	4,500
World Financial Network Credit Card Master Trust, Series 2016-C, Class A
1.72%, 8/15/23	8,000	7,981
World Financial Network Credit Card Master Trust, Series 2017-B, Class A
1.98%, 6/15/23	4,500	4,496
World Financial Network Credit Card Master Trust, Series 2017-C, Class A
2.31%, 8/15/24	3,000	3,004
World Financial Network Credit Card Master Trust, Series 2018-A, Class A
3.07%, 12/16/24	7,000	7,094
World Financial Network Credit Card Master Trust, Series 2019-A, Class A
3.14%, 12/15/25	1,700	1,743
World Financial Network Credit Card Master Trust, Series 2019-B, Class A
2.49%, 4/15/26	4,000	3,999

		116,995

Other - 1.1%
CCG Receivables Trust, Series 2018-2, Class A2
3.09%, 12/15/25	3,742	3,774
Dell Equipment Finance Trust, Series 2019-1, Class A2
2.78%, 8/23/21(2)	4,600	4,625
John Deere Owner Trust, Series 2018-A, Class A2
2.42%, 10/15/20	1,044	1,044
Verizon Owner Trust, Series 2016-1A, Class A
1.42%, 1/20/21(2)	205	205
Verizon Owner Trust, Series 2016-2A, Class A
1.68%, 5/20/21(2)	1,681	1,678
Verizon Owner Trust, Series 2017-1A, Class A
2.06%, 9/20/21(2)	6,364	6,355
Verizon Owner Trust, Series 2017-2A, Class A
1.92%, 12/20/21(2)	3,500	3,493
Verizon Owner Trust, Series 2019-A, Class A1A
2.93%, 9/20/23	4,250	4,325

		25,499

Whole Loan - 0.5%
Gosforth Funding PLC, Series 2017-1A, Class A1A
(Floating, ICE LIBOR USD 3M + 0.47%),
2.89%, 12/19/59(1) (2)	1,209	1,208
Holmes Master Issuer PLC, Series 2018-1A, Class A2
(Floating, ICE LIBOR USD 3M + 0.36%),
2.96%, 10/15/54(1) (2)	3,188	3,185
Lanark Master Issuer PLC, Series 2018-1A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.42%),
2.94%, 12/22/69(1)	2,100	2,096
Permanent Master Issuer PLC, Series 2018-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.38%),
2.98%, 7/15/58(1) (2)	6,000	6,002

		12,491

Total Asset-Backed Securities (Cost $275,545)		276,703

CORPORATE BONDS - 51.7%
Aerospace & Defense - 1.1%
Boeing (The) Co.,
4.88%, 2/15/20	1,164	1,181
General Dynamics Corp.,
2.88%, 5/11/20	7,242	7,278
Raytheon Co.,
3.13%, 10/15/20	7,192	7,273
United Technologies Corp.,
1.50%, 11/1/19	7,260	7,236
3.35%, 8/16/21	2,400	2,453

		25,421

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.7% continued
Airlines - 0.2%
Southwest Airlines Co.,
2.75%, 11/6/19	$700	$700
2.65%, 11/5/20	3,589	3,604

		4,304

Automobiles Manufacturing - 5.2%
American Honda Finance Corp.,
1.95%, 7/20/20	14,050	14,004
2.45%, 9/24/20	2,500	2,505
3.15%, 1/8/21	4,000	4,053
(Floating, ICE LIBOR USD 3M + 0.35%),
2.92%, 11/5/21(1)	12,550	12,577
2.20%, 6/27/22	5,800	5,793
BMW US Capital LLC,
2.15%, 4/6/20(2)	4,110	4,105
Daimler Finance North America LLC,
(Floating, ICE LIBOR USD 3M + 0.63%),
3.22%, 1/6/20(1) (2)	7,000	7,017
2.20%, 5/5/20 (2)	1,599	1,596
Ford Motor Credit Co. LLC,
1.90%, 8/12/19	460	460
General Motors Financial Co., Inc.,
3.15%, 1/15/20	1,000	1,002
(Floating, ICE LIBOR USD 3M + 0.54%),
3.11%, 11/6/20(1)	1,714	1,708
4.20%, 11/6/21	10,000	10,297
(Floating, ICE LIBOR USD 3M + 1.55%),
4.15%, 1/14/22(1)	5,000	5,047
Harley-Davidson Financial Services, Inc.,
(Floating, ICE LIBOR USD 3M + 0.50%),
3.02%, 5/21/20(1) (2)	2,000	2,000
Hyundai Capital America,
(Floating, ICE LIBOR USD 3M + 0.82%),
3.26%, 3/12/21(1) (2)	3,600	3,600
Nissan Motor Acceptance Corp.,
(Floating, ICE LIBOR USD 3M + 0.58%),
3.18%, 1/13/20(1) (2)	3,000	3,004
3.65%, 9/21/21(2)	1,348	1,380
(Floating, ICE LIBOR USD 3M + 0.89%),
3.49%, 1/13/22(1) (2)	5,000	5,005
Toyota Motor Credit Corp.,
1.55%, 10/18/19	2,000	1,996
3.05%, 1/8/21	9,300	9,428
(Floating, ICE LIBOR USD 3M + 0.69%),
3.27%, 1/11/22(1)	1,500	1,513
2.65%, 4/12/22	7,700	7,821
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20(2)	13,464	13,434
3.88%, 11/13/20(2)	3,600	3,677

		123,022

Banks - 8.5%
Bank of America N.A.,
(Floating, ICE LIBOR USD 3M + 0.35%),
2.87%, 5/24/21(1)	10,100	10,107
BB&T Corp.,
2.05%, 5/10/21	5,678	5,648
Branch Banking & Trust Co.,
2.10%, 1/15/20	1,000	998
2.25%, 6/1/20	6,750	6,743
Capital One N.A.,
2.35%, 1/31/20	5,000	4,998
Citibank N.A.,
3.05%, 5/1/20	9,900	9,954
(Floating, ICE LIBOR USD 3M + 0.57%),
3.16%, 7/23/21(1)	6,000	6,016
(Variable, ICE LIBOR USD 3M + 0.53%),
3.17%, 2/19/22(3)	9,500	9,619
(Floating, ICE LIBOR USD 3M + 0.60%),
3.12%, 5/20/22(1)	10,000	10,012
Citizens Bank N.A.,
2.45%, 12/4/19	4,985	4,985
3.25%, 2/14/22	6,150	6,269
Discover Bank,
3.10%, 6/4/20	20,240	20,338
JPMorgan Chase Bank N.A.,
(Variable, ICE LIBOR USD 3M + 0.28%),
2.60%, 2/1/21(3)	1,500	1,502
(Floating, ICE LIBOR USD 3M + 0.37%),
2.89%, 2/19/21(1)	11,500	11,512
KeyCorp,
2.90%, 9/15/20	1,325	1,334
PNC Bank N.A.,
2.60%, 7/21/20	6,250	6,269
2.50%, 1/22/21	5,000	5,017
(Floating, ICE LIBOR USD 3M + 0.25%),
2.84%, 1/22/21(1)	7,730	7,733
(Floating, ICE LIBOR USD 3M + 0.35%),
2.79%, 3/12/21(1)	14,750	14,767

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.7% continued
Banks - 8.5% continued
PNC Financial Services Group (The), Inc.,
5.13%, 2/8/20	$2,000	$2,033
4.38%, 8/11/20	2,000	2,045
SunTrust Bank,
(Floating, ICE LIBOR USD 3M + 0.59%),
3.12%, 5/17/22(1)	15,000	15,023
US Bank N.A.,
3.00%, 2/4/21	5,000	5,061
Wells Fargo & Co.,
2.15%, 1/30/20	700	699
4.60%, 4/1/21	2,000	2,076
(Floating, ICE LIBOR USD 3M + 0.93%),
3.47%, 2/11/22(1)	10,000	10,059
(Floating, ICE LIBOR USD 3M + 1.11%),
3.69%, 1/24/23(1)	2,000	2,024
Wells Fargo Bank N.A.,
2.40%, 1/15/20	1,000	1,000
(Floating, ICE LIBOR USD 3M + 0.38%),
2.90%, 5/21/21(1)	8,900	8,908
(Floating, ICE LIBOR USD 3M + 0.50%),
3.09%, 7/23/21(1)	8,300	8,309

		201,058

Biotechnology - 1.9%
Amgen, Inc.,
2.20%, 5/11/20	15,150	15,128
4.10%, 6/15/21	8,325	8,577
Biogen, Inc.,
2.90%, 9/15/20	8,904	8,949
Celgene Corp.,
2.88%, 2/19/21	6,320	6,372
Gilead Sciences, Inc.,
2.35%, 2/1/20	2,026	2,024
2.55%, 9/1/20	3,470	3,480

		44,530

Cable & Satellite - 0.2%
Comcast Corp.,
5.15%, 3/1/20	1,475	1,502
3.30%, 10/1/20	1,300	1,318
(Floating, ICE LIBOR USD 3M + 0.63%),
3.23%, 4/15/24(1)	1,300	1,305

		4,125

Chemicals - 0.4%
3M Co.,
2.00%, 8/7/20	1,455	1,454
DuPont de Nemours, Inc.,
3.77%, 11/15/20	6,600	6,726
International Flavors & Fragrances, Inc.,
3.40%, 9/25/20	2,200	2,222

		10,402

Commercial Finance - 0.6%
Air Lease Corp.,
2.13%, 1/15/20	7,705	7,686
GATX Corp.,
2.60%, 3/30/20	5,857	5,852

		13,538

Communications Equipment - 0.4%
Cisco Systems, Inc.,
4.45%, 1/15/20	1,880	1,901
2.45%, 6/15/20	7,000	7,018

		8,919

Construction Materials Manufacturing - 0.2%
Martin Marietta Materials, Inc.,
(Floating, ICE LIBOR USD 3M + 0.50%),
2.89%, 12/20/19(1)	4,551	4,551

Consumer Finance - 0.9%
American Express Co.,
2.20%, 10/30/20	11,556	11,542
(Floating, ICE LIBOR USD 3M + 0.53%),
3.05%, 5/17/21(1)	5,400	5,420
American Express Credit Corp.,
1.70%, 10/30/19	4,000	3,990
(Floating, ICE LIBOR USD 3M + 0.73%),
3.25%, 5/26/20(1)	550	553
Capital One Financial Corp.,
2.50%, 5/12/20	500	501
2.40%, 10/30/20	470	471

		22,477

Consumer Products - 0.1%
Church & Dwight Co., Inc.,
2.45%, 12/15/19	2,000	1,997

Diversified Banks - 2.3%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 1.42%),
4.01%, 4/19/21(1)	7,000	7,131

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.7% continued
Diversified Banks - 2.3% continued
(Floating, ICE LIBOR USD 3M + 0.65%),
2.97%, 10/1/21(1)	$3,330	$3,339
(Floating, ICE LIBOR USD 3M + 0.38%),
2.97%, 1/23/22(1)	9,950	9,929
Citigroup, Inc.,
2.65%, 10/26/20	4,500	4,516
(Floating, ICE LIBOR USD 3M + 1.07%),
3.52%, 12/8/21(1)	5,000	5,053
JPMorgan Chase & Co.,
2.25%, 1/23/20	4,620	4,618
2.75%, 6/23/20	6,000	6,024
2.55%, 10/29/20	8,400	8,421
2.55%, 3/1/21	1,500	1,505
(Floating, ICE LIBOR USD 3M + 0.55%),
3.00%, 3/9/21(1)	1,600	1,602
4.63%, 5/10/21	600	625
2.30%, 8/15/21	2,000	1,997

		54,760

Electrical Equipment Manufacturing - 1.6%
ABB Finance USA, Inc.,
2.80%, 4/3/20	6,249	6,263
Amphenol Corp.,
2.20%, 4/1/20	5,360	5,349
General Electric Co.,
5.50%, 1/8/20	1,996	2,024
2.20%, 1/9/20	3,322	3,313
(Floating, ICE LIBOR USD 3M + 0.62%),
3.21%, 1/9/20(1)	10,000	10,013
5.55%, 5/4/20	3,725	3,811
Honeywell International, Inc.,
1.40%, 10/30/19	4,063	4,051
1.80%, 10/30/19	1,200	1,198
Roper Technologies, Inc.,
3.00%, 12/15/20	2,320	2,337

		38,359

Entertainment Content - 0.4%
Fox Corp.,
3.67%, 1/25/22(2)	600	620
Walt Disney (The) Co.,
1.80%, 6/5/20	8,150	8,119

		8,739

Exploration & Production - 0.6%
Occidental Petroleum Corp.,
4.10%, 2/1/21	12,253	12,534
Pioneer Natural Resources Co.,
3.45%, 1/15/21	2,215	2,244

		14,778

Financial Services - 3.1%
Ameriprise Financial, Inc.,
5.30%, 3/15/20	4,500	4,590
3.00%, 3/22/22	4,400	4,481
BlackRock, Inc.,
4.25%, 5/24/21	1,600	1,664
Goldman Sachs Group (The), Inc.,
2.60%, 4/23/20	5,000	5,010
(Floating, ICE LIBOR USD 3M + 1.20%),
3.61%, 9/15/20(1)	4,000	4,038
(Floating, ICE LIBOR USD 3M + 0.75%),
3.27%, 2/23/23(1)	7,160	7,137
(Floating, ICE LIBOR USD 3M + 1.00%),
3.58%, 7/24/23(1)	2,000	2,003
Intercontinental Exchange, Inc.,
2.75%, 12/1/20	17,888	18,004
Morgan Stanley,
5.63%, 9/23/19	5,611	5,650
(Floating, ICE LIBOR USD 3M + 0.55%),
3.10%, 2/10/21(1)	10,000	10,012
(Floating, ICE LIBOR USD 3M + 1.18%),
3.77%, 1/20/22(1)	10,000	10,106

		72,695

Food & Beverage - 1.3%
Constellation Brands, Inc.,
2.25%, 11/6/20	5,000	4,989
JM Smucker (The) Co.,
2.50%, 3/15/20	2,507	2,506
PepsiCo, Inc.,
1.85%, 4/30/20	6,299	6,283
Tyson Foods, Inc.,
2.65%, 8/15/19	700	700
(Floating, ICE LIBOR USD 3M + 0.55%),
3.07%, 6/2/20(1)	14,725	14,740
(Floating, ICE LIBOR USD 3M + 0.45%),
2.97%, 8/21/20(1)	2,100	2,100

		31,318

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.7% continued
Hardware - 0.6%
Dell International LLC/EMC Corp.,
4.42%, 6/15/21(2)	$4,832	$4,979
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20	9,100	9,220

		14,199

Health Care Facilities & Services - 1.5%
Cigna Corp.,
3.40%, 9/17/21(2)	1,200	1,223
(Floating, ICE LIBOR USD 3M + 0.89%),
3.49%, 7/15/23(1) (2)	6,300	6,295
CVS Health Corp.,
3.13%, 3/9/20	10,500	10,540
(Floating, ICE LIBOR USD 3M + 0.72%),
3.17%, 3/9/21(1)	8,300	8,337
2.13%, 6/1/21	4,159	4,131
McKesson Corp.,
3.65%, 11/30/20	5,322	5,430

		35,956

Homebuilders - 0.3%
D.R. Horton, Inc.,
4.00%, 2/15/20	4,319	4,349
2.55%, 12/1/20	1,560	1,561

		5,910

Integrated Oils - 0.8%
Chevron Corp.,
2.43%, 6/24/20	7,340	7,347
2.42%, 11/17/20	1,000	1,004
(Floating, ICE LIBOR USD 3M + 0.48%),
3.00%, 3/3/22(1)	4,975	5,005
Exxon Mobil Corp.,
1.91%, 3/6/20	4,700	4,692

		18,048

Life Insurance - 0.4%
Metropolitan Life Global Funding I,
2.05%, 6/12/20(2)	770	769
New York Life Global Funding,
(Floating, ICE LIBOR USD 3M + 0.28%),
2.86%, 1/28/21(1) (2)	1,000	1,002
Prudential Financial, Inc.,
5.38%, 6/21/20	1,500	1,544
4.50%, 11/15/20	6,217	6,407

		9,722

Machinery Manufacturing - 2.0%
Caterpillar Financial Services Corp.,
2.10%, 1/10/20	12,000	11,987
1.85%, 9/4/20	2,000	1,993
(Floating, ICE LIBOR USD 3M + 0.28%),
2.75%, 9/7/21(1)	18,300	18,304
(Floating, ICE LIBOR USD 3M + 0.51%),
3.03%, 5/15/23(1)	1,300	1,298
CNH Industrial Capital LLC,
4.88%, 4/1/21	654	677
John Deere Capital Corp.,
2.20%, 3/13/20	2,580	2,579
1.95%, 6/22/20	7,585	7,565
3.20%, 1/10/22	4,000	4,104

		48,507

Mass Merchants - 0.6%
Costco Wholesale Corp.,
1.70%, 12/15/19	6,918	6,899
Dollar Tree, Inc.,
(Floating, ICE LIBOR USD 3M + 0.70%),
3.29%, 4/17/20(1)	8,300	8,301
Walmart, Inc.,
3.25%, 10/25/20	3	3

		15,203

Medical Equipment & Devices Manufacturing - 0.2%
Abbott Laboratories,
2.55%, 3/15/22	2,000	2,020
Thermo Fisher Scientific, Inc.,
4.50%, 3/1/21	2,250	2,329
3.60%, 8/15/21	1,000	1,023

		5,372

Oil & Gas Services & Equipment - 0.1%
Schlumberger Holdings Corp.,
3.00%, 12/21/20(2)	3,220	3,246

Pharmaceuticals - 1.5%
AbbVie, Inc.,
2.50%, 5/14/20	17,000	16,998
Merck & Co., Inc.,
1.85%, 2/10/20	5,000	4,988
Novartis Capital Corp.,
1.80%, 2/14/20	7,215	7,193
Pfizer, Inc.,
1.70%, 12/15/19	6,000	5,986

		35,165

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.7% continued
Pipeline - 0.6%
Enterprise Products Operating LLC,
5.25%, 1/31/20	$500	$508
2.80%, 2/15/21	13,000	13,090
2.85%, 4/15/21	1,751	1,764

		15,362

Property & Casualty Insurance - 0.3%
Allstate (The) Corp.,
(Floating, ICE LIBOR USD 3M + 0.43%),
2.76%, 3/29/21(1)	3,000	3,005
Berkshire Hathaway Finance Corp.,
1.30%, 8/15/19	1,000	999
Berkshire Hathaway, Inc.,
2.10%, 8/14/19	600	600
Marsh & McLennan Cos., Inc.,
3.50%, 12/29/20	2,300	2,338

		6,942

Publishing & Broadcasting - 0.6%
NBCUniversal Enterprise, Inc.,
(Floating, ICE LIBOR USD 3M + 0.40%),
2.72%, 4/1/21(1) (2)	3,560	3,567
NBCUniversal Media LLC,
5.15%, 4/30/20	10,575	10,816

		14,383

Railroad - 0.1%
Union Pacific Corp.,
3.20%, 6/8/21	2,295	2,336

Real Estate - 0.8%
HCP, Inc.,
2.63%, 2/1/20	7,425	7,429
Simon Property Group L.P.,
2.50%, 9/1/20	10,000	10,028
4.38%, 3/1/21	2,597	2,680

		20,137

Restaurants - 0.1%
McDonald’s Corp.,
3.50%, 7/15/20	2,000	2,023
2.75%, 12/9/20	1,310	1,318

		3,341

Retail - Consumer Discretionary - 1.2%
Amazon.com, Inc.,
1.90%, 8/21/20	20,220	20,175
AutoZone, Inc.,
3.70%, 4/15/22	1,000	1,035
eBay, Inc.,
2.20%, 8/1/19	3,088	3,087
2.15%, 6/5/20	2,700	2,693
Home Depot (The), Inc.,
1.80%, 6/5/20	2,100	2,093

		29,083

Software & Services - 1.2%
International Business Machines Corp.,
(Floating, ICE LIBOR USD 3M + 0.40%),
2.94%, 5/13/21(1)	25,000	25,065
Microsoft Corp.,
2.00%, 11/3/20	2,605	2,604

		27,669

Supermarkets & Pharmacies - 0.0%
Walgreens Boots Alliance, Inc.,
2.70%, 11/18/19	1,000	1,000

Tobacco - 1.0%
BAT Capital Corp.,
2.30%, 8/14/20	6,790	6,776
(Floating, ICE LIBOR USD 3M + 0.59%),
3.12%, 8/14/20(1)	1,800	1,804
Philip Morris International, Inc.,
1.88%, 11/1/19	4,018	4,011
2.00%, 2/21/20	3,278	3,268
(Floating, ICE LIBOR USD 3M + 0.42%),
2.94%, 2/21/20(1)	7,500	7,510

		23,369

Transportation & Logistics - 2.0%
FedEx Corp.,
2.30%, 2/1/20	7,910	7,900
PACCAR Financial Corp.,
1.20%, 8/12/19	351	351
2.05%, 11/13/20	1,000	999
2.25%, 2/25/21	1,270	1,272
3.15%, 8/9/21	395	402
2.65%, 5/10/22	20,500	20,751
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.05%, 1/9/20(2)	11,072	11,085
3.65%, 7/29/21(2)	2,400	2,454

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.7% continued
Transportation & Logistics - 2.0% continued
Ryder System, Inc.,
2.45%, 9/3/19	$300	$300
2.88%, 9/1/20	1,000	1,005

		46,519

Travel & Lodging - 0.6%
Marriott International, Inc.,
3.38%, 10/15/20	2,130	2,149
(Floating, ICE LIBOR USD 3M + 0.60%),
3.12%, 12/1/20(1)	300	301
(Floating, ICE LIBOR USD 3M + 0.65%),
3.10%, 3/8/21(1)	3,200	3,209
3.13%, 10/15/21	8,000	8,101

		13,760

Utilities - 2.8%
Ameren Corp.,
2.70%, 11/15/20	4,330	4,344
Duke Energy Corp.,
5.05%, 9/15/19	26,778	26,903
Florida Power & Light Co.,
(Floating, ICE LIBOR USD 3M + 0.40%),
2.97%, 5/6/22(1)	9,500	9,504
NextEra Energy Capital Holdings, Inc.,
2.90%, 4/1/22	6,500	6,613
Public Service Enterprise Group, Inc.,
1.60%, 11/15/19	10,000	9,963
Sempra Energy,
(Floating, ICE LIBOR USD 3M + 0.25%),
2.85%, 7/15/19(1)	3,965	3,965
1.63%, 10/7/19	5,000	4,986

		66,278

Waste & Environment Services & Equipment - 1.6%
Republic Services, Inc.,
5.50%, 9/15/19	33,924	34,113
5.25%, 11/15/21	500	533
Waste Management, Inc.,
4.75%, 6/30/20	2,500	2,560
4.60%, 3/1/21	565	584

		37,790

Wireless Telecommunications Services - 1.8%
AT&T, Inc.,
2.45%, 6/30/20	15,235	15,228
2.80%, 2/17/21	6,000	6,037
4.45%, 5/15/21	600	623
(Floating, ICE LIBOR USD 3M + 0.95%),
3.55%, 7/15/21(1)	5,500	5,548
3.88%, 8/15/21	3,731	3,844
Verizon Communications, Inc.,
(Floating, ICE LIBOR USD 3M + 0.55%),
3.07%, 5/22/20(1)	10,284	10,323
(Floating, ICE LIBOR USD 3M + 1.00%),
3.41%, 3/16/22(1)	900	914

		42,517

Total Corporate Bonds (Cost $1,221,331)		1,226,807

FOREIGN ISSUER BONDS - 25.8%
Auto Parts Manufacturing - 0.1%
Toyota Industries Corp.,
3.11%, 3/12/22(2)	2,900	2,951

Automobiles Manufacturing - 0.2%
Toyota Motor Corp.,
2.16%, 7/2/22	3,400	3,400

Banks - 12.4%
ABN AMRO Bank N.V.,
2.65%, 1/19/21(2)	1,705	1,711
3.40%, 8/27/21(2)	4,200	4,285
Australia & New Zealand Banking Group Ltd.,
(Floating, ICE LIBOR USD 3M + 0.32%),
2.88%, 11/9/20(1) (2)	300	300
2.30%, 6/1/21	1,000	1,000
2.55%, 11/23/21	2,219	2,235
(Floating, ICE LIBOR USD 3M + 0.87%),
3.39%, 11/23/21(1) (2)	765	774
Barclays Bank PLC,
2.65%, 1/11/21	9,000	9,025
Canadian Imperial Bank of Commerce,
2.10%, 10/5/20	4,385	4,378
Commonwealth Bank of Australia,
2.25%, 3/10/20(2)	660	660
(Floating, ICE LIBOR USD 3M + 0.83%),
3.30%, 9/6/21(1) (2)	9,604	9,704
(Floating, ICE LIBOR USD 3M + 0.70%),
3.15%, 3/10/22(1) (2)	10,145	10,187
Cooperatieve Rabobank U.A.,
2.25%, 1/14/20	4,025	4,021
2.50%, 1/19/21	4,000	4,014

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 25.8% continued
Banks - 12.4% continued
3.13%, 4/26/21	$7,120	$7,234
3.88%, 2/8/22	5,000	5,204
(Floating, ICE LIBOR USD 3M + 0.48%),
3.06%, 1/10/23(1)	10,000	9,952
Credit Suisse A.G.,
3.00%, 10/29/21	4,165	4,231
Credit Suisse Group Funding Guernsey Ltd.,
3.45%, 4/16/21	2,050	2,082
DBS Group Holdings Ltd.,
2.85%, 4/16/22(2)	7,600	7,693
DNB Bank ASA,
(Floating, ICE LIBOR USD 3M + 0.37%),
2.69%, 10/2/20(1) (2)	2,500	2,504
(Floating, ICE LIBOR USD 3M + 1.07%),
3.59%, 6/2/21(1) (2)	10,000	10,135
ING Bank N.V.,
1.65%, 8/15/19(2)	3,000	2,997
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%),
3.48%, 3/29/22(1)	7,040	7,126
Lloyds Bank PLC,
3.30%, 5/7/21	6,000	6,094
National Australia Bank Ltd.,
1.38%, 7/12/19	700	700
2.25%, 1/10/20	750	750
1.88%, 7/12/21	900	892
3.38%, 9/20/21	2,600	2,656
3.70%, 11/4/21	2,460	2,537
2.80%, 1/10/22	5,000	5,061
(Floating, ICE LIBOR USD 3M + 0.89%),
3.47%, 1/10/22(1) (2)	12,914	13,048
National Bank of Canada,
2.15%, 6/12/20	4,816	4,811
Nordea Bank Abp,
1.63%, 9/30/19(2)	9,000	8,979
4.88%, 1/27/20(2)	1,700	1,723
2.13%, 5/29/20(2)	7,000	6,985
(Floating, ICE LIBOR USD 3M + 0.94%),
3.46%, 8/30/23(1) (2)	1,400	1,381
Santander UK Group Holdings PLC,
3.13%, 1/8/21	1,250	1,256
Santander UK PLC,
2.35%, 9/10/19	5,400	5,399
2.13%, 11/3/20	2,240	2,229
3.40%, 6/1/21	11,000	11,183
Skandinaviska Enskilda Banken AB,
1.50%, 9/13/19	6,620	6,609
2.30%, 3/11/20	12,500	12,491
3.25%, 5/17/21(2)	10,000	10,154
3.05%, 3/25/22(2)	15,000	15,220
Societe Generale,
(Floating, ICE LIBOR USD 1M + 0.20%),
2.59%, 11/5/19(1)	5,000	5,000
Sumitomo Mitsui Banking Corp.,
2.65%, 7/23/20	1,000	1,004
Svenska Handelsbanken AB,
1.50%, 9/6/19	310	309
1.95%, 9/8/20	11,700	11,656
2.40%, 10/1/20	1,250	1,251
2.45%, 3/30/21	1,015	1,018
(Floating, ICE LIBOR USD 3M + 0.47%),
2.99%, 5/24/21(1)	1,000	1,004
3.35%, 5/24/21	3,000	3,056
Toronto-Dominion Bank (The),
1.85%, 9/11/20	2,800	2,792
2.50%, 12/14/20	5,674	5,707
2.13%, 4/7/21	5,000	4,995
(Floating, ICE LIBOR USD 3M + 0.43%),
2.88%, 6/11/21(1)	10,512	10,551
Westpac Banking Corp.,
2.65%, 1/25/21	500	503
(Floating, ICE LIBOR USD 3M + 0.85%),
3.43%, 1/11/22(1)	14,000	14,142

		294,598

Central Bank - 0.2%
Bank of England Euro Note,
2.50%, 2/22/22(2)	5,220	5,313

Diversified Banks - 5.3%
Bank of Montreal,
2.10%, 6/15/20	2,200	2,196
1.90%, 8/27/21	4,000	3,975
(Floating, ICE LIBOR USD 3M + 0.79%),
3.31%, 8/27/21(1)	9,581	9,683
2.90%, 3/26/22	7,500	7,615
(Floating, ICE LIBOR USD 3M + 0.57%),
2.90%, 3/26/22(1)	1,627	1,632

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 25.8% continued
Diversified Banks - 5.3% continued
Bank of Nova Scotia (The),
2.35%, 10/21/20	$16,200	$16,211
(Floating, ICE LIBOR USD 3M + 0.42%),
3.00%, 1/25/21(1)	5,000	5,012
BNP Paribas S.A.,
2.38%, 5/21/20	3,725	3,725
5.00%, 1/15/21	5,200	5,411
Credit Agricole S.A.,
2.75%, 6/10/20(2)	3,500	3,515
(Floating, ICE LIBOR USD 3M + 1.18%),
3.50%, 7/1/21(1) (2)	1,450	1,469
Macquarie Group Ltd.,
6.00%, 1/14/20(2)	2,196	2,237
Mitsubishi UFJ Financial Group, Inc.,
3.54%, 7/26/21	6,800	6,953
3.22%, 3/7/22	6,200	6,331
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.14%),
3.59%, 9/13/21(1)	5,000	5,063
Royal Bank of Canada,
2.15%, 10/26/20	1,560	1,560
2.75%, 2/1/22	6,000	6,095
(Floating, ICE LIBOR USD 3M + 0.73%),
3.31%, 2/1/22(1)	10,000	10,092
(Floating, ICE LIBOR USD 3M + 0.47%),
3.05%, 4/29/22(1)	19,800	19,846
Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.68%),
4.13%, 3/9/21(1)	5,000	5,103
(Floating, ICE LIBOR USD 3M + 1.14%),
3.73%, 10/19/21(1)	1,330	1,349

		125,073

Electrical Equipment Manufacturing - 0.5%
Siemens Financieringsmaatschappij N.V.,
2.15%, 5/27/20(2)	11,860	11,842

Financial Services - 1.1%
UBS A.G.,
2.20%, 6/8/20(2)	7,700	7,690
2.45%, 12/1/20(2)	7,000	7,006
UBS Group Funding Switzerland A.G.,
(Floating, ICE LIBOR USD 3M + 1.44%),
3.78%, 9/24/20(1) (2)	10,000	10,150

		24,846

Food & Beverage - 1.0%
Danone S.A.,
1.69%, 10/30/19(2)	1,075	1,072
Mondelez International Holdings Netherlands B.V.,
1.63%, 10/28/19(2)	20,288	20,217
Pernod Ricard S.A.,
5.75%, 4/7/21(2)	2,000	2,112

		23,401

Government Development Banks - 1.2%
Kreditanstalt fuer Wiederaufbau,
2.38%, 3/24/21	8,411	8,485
Nederlandse Waterschapsbank N.V.,
(Floating, ICE LIBOR USD 3M + 0.01%),
2.56%, 11/10/20(1) (2)	21,000	20,996

		29,481

Government Regional - 0.3%
Province of Ontario Canada,
2.55%, 4/25/22	7,900	8,029

Integrated Oils - 1.6%
BP Capital Markets PLC,
2.52%, 1/15/20	4,470	4,476
2.32%, 2/13/20	10,179	10,176
(Floating, ICE LIBOR USD 3M + 0.25%),
2.77%, 11/24/20(1)	8,575	8,585
(Floating, ICE LIBOR USD 3M + 0.87%),
3.28%, 9/16/21(1)	5,433	5,503
Shell International Finance B.V.,
2.13%, 5/11/20	9,140	9,139

		37,879

Pharmaceuticals - 1.2%
AstraZeneca PLC,
1.95%, 9/18/19	5,105	5,100
2.38%, 11/16/20	4,171	4,172
Sanofi,
4.00%, 3/29/21	3,874	3,991
Shire Acquisitions Investments Ireland DAC,
1.90%, 9/23/19	12,230	12,211
Takeda Pharmaceutical Co. Ltd.,
3.80%, 11/26/20(2)	2,900	2,952

		28,426

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 25.8% continued
Wireline Telecommunications Services - 0.7%
Deutsche Telekom International Finance B.V.,
1.50%, 9/19/19(2)	$5,000	$4,991
(Floating, ICE LIBOR USD 3M + 0.58%),
3.17%, 1/17/20(1) (2)	10,750	10,763
Orange S.A.,
1.63%, 11/3/19	865	862

		16,616

Total Foreign Issuer Bonds (Cost $607,403)		611,855

U.S. GOVERNMENT AGENCIES - 2.6%(4)
Fannie Mae - 0.9%
1.50%, 7/30/20	4,700	4,677
2.88%, 10/30/20	5,000	5,063
2.25%, 4/12/22	11,600	11,746

		21,486

Federal Farm Credit Bank - 0.9%
2.60%, 1/18/22	6,900	7,034
(Floating, U.S. Treasury 3M Bill MMY + 0.27%),
2.43%, 5/16/22(1)	14,000	13,988

		21,022

Federal Home Loan Bank - 0.8%
2.65%, 12/18/20	1,540	1,541
3.00%, 10/12/21	2,185	2,243
Federal Home Loan Bank Discount Notes,
2.13%, 7/1/19(5)	16,000	16,000

		19,784

Total U.S. Government Agencies (Cost $61,881)		62,292

U.S. GOVERNMENT OBLIGATIONS - 7.8%
U.S. Treasury Notes - 7.8%
1.63%, 12/31/19	7,600	7,582
3.63%, 2/15/20	50,000	50,469
1.38%, 3/31/20	10,000	9,951
2.50%, 5/31/20	10,000	10,044
2.75%, 9/30/20	5,000	5,052
2.75%, 11/30/20	20,000	20,250
2.50%, 1/31/21	4,000	4,042
2.25%, 2/15/21	10,000	10,068
2.13%, 5/31/21	35,000	35,238
2.88%, 11/15/21	3,000	3,079
2.63%, 12/15/21	14,000	14,307
2.13%, 5/15/22	15,000	15,169

		185,251

Total U.S. Government Obligations (Cost $184,007)		185,251

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(6) (7)	537,831	$538

Total Investment Companies (Cost $538)		538

Total Investments - 99.5% (Cost $2,350,705)		2,363,446

Other Assets less Liabilities - 0.5%		11,046

NET ASSETS - 100.0%		$2,374,492

(1)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Discount rate at the time of purchase.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

MMY - Money Market Yield

USD - United States Dollar

Percentages shown are based on Net Assets.

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	7.9%
U.S. Agency	2.6
AAA	13.1
AA	17.3
A	34.2
A1 (Short Term)	0.2
BBB	24.7

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$276,703	$—	$276,703
Corporate Bonds(1)	—	1,226,807	—	1,226,807
Foreign Issuer Bonds(1)	—	611,855	—	611,855
U.S. Government Agencies(1)	—	62,292	—	62,292
U.S. Government Obligations(1)	—	185,251	—	185,251
Investment Companies	538	—	—	538

Total Investments	$538	$2,362,908	$—	$2,363,446

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$11,308	$531,254	$542,024	$195	$538	537,831

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 3.1%(1)
Fannie Mae - 3.1%
Pool #555649,
7.50%, 10/1/32	$30	$33
Pool #BH5752,
3.50%, 11/1/47	465	479
Pool #BH9277,
3.50%, 2/1/48	553	569

		1,081

Total U.S. Government Agencies (Cost $1,052)		1,081

U.S. GOVERNMENT OBLIGATIONS - 85.9%
U.S. Treasury Notes - 85.9%
2.13%, 5/31/21	4,090	4,118
2.13%, 5/15/22	9,554	9,661
2.00%, 5/31/24	8,014	8,108
2.13%, 5/31/26	3,730	3,792
2.38%, 5/15/29	3,908	4,039

		29,718

Total U.S. Government Obligations (Cost $29,452)		29,718

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 10.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(2) (3)	3,450,434	$3,450

Total Investment Companies (Cost $3,450)		3,450

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.7%
U.S. Treasury Bill,
2.40%, 10/24/19(4) (5)	$250	$249

Total Short-Term Investments (Cost $249)		249

Total Investments - 99.7% (Cost $34,203)		34,498

Other Assets less Liabilities - 0.3%		104

NET ASSETS - 100.0%		$34,602

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2019 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
10-Year U.S. Treasury Note	18	$2,303	Long	9/19	$59

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	86.9%
U.S. Agency	3.1
Cash Equivalents	10.0

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued	JUNE 30, 2019 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$1,081	$—	$1,081
U.S. Government Obligations(1)	—	29,718	—	29,718
Investment Companies	3,450	—	—	3,450
Short-Term Investments	—	249	—	249

Total Investments	$3,450	$31,048	$—	$34,498

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$59	$—	$—	$59

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$219	$32,202	$28,971	$9	$3,450	3,450,434

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7%
Auto Floor Plan - 0.0%
Ally Master Owner Trust, Series 2018-1, Class A2
2.70%, 1/17/23	$100	$100
Ally Master Owner Trust, Series 2018-2, Class A
3.29%, 5/15/23	150	153
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A1
2.16%, 9/15/22	125	125
Ford Credit Floorplan Master Owner Trust, Series 2018-1, Class A1
2.95%, 5/15/23	50	51
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A
3.17%, 3/15/25	50	52
Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A1
3.52%, 10/15/23	200	206
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	100	107
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A
2.84%, 3/15/24	200	204

		998

Automobile - 0.2%
Ally Auto Receivables Trust, Series 2018-3, Class A4
3.12%, 7/17/23	100	102
Americredit Automobile Receivables Trust, Series 2016-4, Class C
2.41%, 7/8/22	50	50
Americredit Automobile Receivables Trust, Series 2016-4, Class D
2.74%, 12/8/22	60	60
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class C
2.97%, 3/20/23	125	126
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D
3.42%, 4/18/23	100	102
Americredit Automobile Receivables Trust, Series 2018-1, Class B
3.26%, 1/18/24	100	102
Americredit Automobile Receivables Trust, Series 2018-3, Class B
3.58%, 10/18/24	100	103
Americredit Automobile Receivables Trust, Series 2018-3, Class C
3.74%, 10/18/24	100	103
BMW Vehicle Lease Trust, Series 2018-1, Class A3
3.26%, 7/20/21	100	101
CarMax Auto Owner Trust, Series 2017-4, Class A4
2.33%, 5/15/23	100	101
CarMax Auto Owner Trust, Series 2018-1, Class A3
2.48%, 11/15/22	225	226
CarMax Auto Owner Trust, Series 2018-4, Class A3
3.36%, 9/15/23	200	205
Carmax Auto Owner Trust, Series 2019-2, Class A3
2.68%, 3/15/24	200	203
Carmax Auto Owner Trust, Series 2019-2, Class A4
2.77%, 12/16/24	200	204
Fifth Third Auto Trust, Series 2019-1, Class A3
2.64%, 12/15/23	100	101
Ford Credit Auto Lease Trust, Series 2018-B, Class A3
3.19%, 12/15/21	100	101
Ford Credit Auto Lease Trust, Series 2019-A, Class A3
2.90%, 5/15/22	100	101
Ford Credit Auto Owner Trust, Series 2017-A, Class B
2.24%, 6/15/22	100	100
Ford Credit Auto Owner Trust, Series 2017-C, Class B
2.35%, 4/15/23	100	100
Ford Credit Auto Owner Trust, Series 2017-C, Class C
2.50%, 5/15/24	100	100
Ford Credit Auto Owner Trust, Series 2018-A, Class A3
3.03%, 11/15/22	100	101

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Automobile - 0.2% continued
Ford Credit Auto Owner Trust, Series 2019-A, Class A3
2.78%, 9/15/23	$125	$127
GM Financial Automobile Leasing Trust, Series 2018-1, Class C
3.11%, 12/20/21	50	50
GM Financial Automobile Leasing Trust, Series 2018-3, Class A3
3.18%, 6/21/21	100	101
GM Financial Automobile Leasing Trust, Series 2018-3, Class C
3.70%, 7/20/22	100	102
GM Financial Automobile Leasing Trust, Series 2019-1, Class A3
2.98%, 12/20/21	100	101
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3
2.32%, 7/18/22	100	100
GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3
2.97%, 11/16/23	100	102
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class A3
2.65%, 2/16/24	100	101
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class A4
2.71%, 8/16/24	100	102
Honda Auto Receivables Owner Trust, Series 2017-3, Class A4
1.98%, 11/20/23	100	100
Honda Auto Receivables Owner Trust, Series 2018-2, Class A3
3.01%, 5/18/22	100	101
Honda Auto Receivables Owner Trust, Series 2018-4, Class A4
3.30%, 7/15/25	100	103
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3
2.83%, 3/20/23	150	152
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3
2.52%, 6/21/23	200	202
Hyundai Auto Receivables Trust, Series 2017-B, Class A4
1.96%, 2/15/23	100	100
Hyundai Auto Receivables Trust, Series 2018-B, Class A3
3.20%, 12/15/22	150	153
Mercedes-Benz Auto Lease Trust, Series 2018-B, Class A3
3.21%, 9/15/21	100	101
Nissan Auto Lease Trust, Series 2018-A, Class A3
3.25%, 9/15/21	100	101
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4
1.95%, 10/16/23	100	100
Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3
3.22%, 6/15/23	200	205
Nissan Auto Receivables Owner Trust, Series 2019-B, Class A3
2.50%, 11/15/23	100	101
Santander Drive Auto Receivables Trust, Series 2016-3, Class D
2.80%, 8/15/22	100	101
Santander Drive Auto Receivables Trust, Series 2018-2, Class C
3.35%, 7/17/23	100	101
Santander Drive Auto Receivables Trust, Series 2018-3, Class D
4.07%, 8/15/24	50	52
Santander Drive Auto Receivables Trust, Series 2019-1, Class B
3.21%, 9/15/23	50	51
Santander Drive Auto Receivables Trust, Series 2019-1, Class C
3.42%, 4/15/25	50	51
Santander Drive Auto Receivables Trust, Series 2019-1, Class D
3.65%, 4/15/25	50	52
Toyota Auto Receivables Owner Trust, Series 2017-D, Class A4
2.12%, 2/15/23	100	100
Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3
2.35%, 5/16/22	100	100

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Automobile - 0.2% continued
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A3
2.96%, 9/15/22	$100	$101
Toyota Auto Receivables Owner Trust, Series 2018-D, Class A3
3.18%, 3/15/23	200	204
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3
2.57%, 8/15/23	100	101
Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3
3.02%, 11/21/22	100	101
World Omni Auto Receivables Trust, Series 2018-B, Class A3
2.87%, 7/17/23	100	101
World Omni Auto Receivables Trust, Series 2018-D, Class A3
3.33%, 4/15/24	100	102
World Omni Automobile Lease Securitization Trust, Series 2018-B, Class A3
3.19%, 12/15/21	100	102

		6,317

Commercial Mortgage-Backed Securities - 1.2%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	310
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	263
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	266
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	100	107
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	220
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	336
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	112
BANK, Series 2018-BN14, Class A2
4.13%, 9/15/60	100	107
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	224
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	340
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	209
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	213
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	168
BENCHMARK Mortgage Trust, Series 2018-B1, Class A2
3.57%, 1/15/51	250	260
BENCHMARK Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	163
BENCHMARK Mortgage Trust, Series 2018-B3, Class A2
3.85%, 4/10/51	500	526
BENCHMARK Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	110
BENCHMARK Mortgage Trust, Series 2018-B4, Class A2
3.98%, 7/15/51	100	106
BENCHMARK Mortgage Trust, Series 2018-B5, Class A2
4.08%, 7/15/51	100	107
BENCHMARK Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	400	446
BENCHMARK Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	400	429
BENCHMARK Mortgage Trust, Series 2018-B7, Class A2
4.38%, 5/15/53	300	324
BENCHMARK Mortgage Trust, Series 2018-B7, Class A4
4.51%, 5/15/53	300	343
BENCHMARK Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	112
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A2
3.31%, 11/15/50	250	258

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities - 1.2% continued
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	$250	$265
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	263
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	211
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	224
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
3.87%, 1/10/48	300	321
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	250	259
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	264
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4
3.02%, 9/10/45	388	396
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4
4.37%, 9/10/46	350	377
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS
4.65%, 9/10/46	100	108
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4
3.64%, 10/10/47	100	106
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	200	207
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	200	213
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	250	260
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	155
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	319
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	261
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	261
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	264
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	110
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	223
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	227
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A3
3.96%, 2/10/47	420	447
Commercial Mortgage Trust, Series 2012-CR2, Class A4
3.15%, 8/15/45	335	342
Commercial Mortgage Trust, Series 2012-CR3, Class A3
2.82%, 10/15/45	240	242
Commercial Mortgage Trust, Series 2012-CR4, Class A3
2.85%, 10/15/45	150	151
Commercial Mortgage Trust, Series 2012-CR5, Class A4
2.77%, 12/10/45	100	102
Commercial Mortgage Trust, Series 2013-CR10, Class A4
4.21%, 8/10/46	100	107
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%, 10/10/46	300	319
Commercial Mortgage Trust, Series 2013-CR9, Class A4
4.37%, 7/10/45(1) (2)	200	214

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities - 1.2% continued
Commercial Mortgage Trust, Series 2013-LC6, Class A4
2.94%, 1/10/46	$150	$153
Commercial Mortgage Trust, Series 2014-CR19, Class A5
3.80%, 8/10/47	300	319
Commercial Mortgage Trust, Series 2014-UBS5, Class A4
3.84%, 9/10/47	500	533
Commercial Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	250	264
Commercial Mortgage Trust, Series 2015-CR24, Class A5
3.70%, 8/10/48	500	533
Commercial Mortgage Trust, Series 2015-DC1, Class A5
3.35%, 2/10/48	200	208
Commercial Mortgage Trust, Series 2015-LC19, Class A4
3.18%, 2/10/48	500	519
Commercial Mortgage Trust, Series 2015-PC1, Class A5
3.90%, 7/10/50	200	214
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	222
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 4/15/50	225	236
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.72%, 8/15/48	500	530
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	100	103
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	209
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	337
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	100	109
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	261
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5
2.94%, 2/10/46	100	102
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4
3.38%, 5/10/50	200	209
GS Mortgage Securities Trust, Series 2012-GCJ9, Class A3
2.77%, 11/10/45	173	176
GS Mortgage Securities Trust, Series 2013-GC12, Class A4
3.14%, 6/10/46	100	103
GS Mortgage Securities Trust, Series 2013-GC13, Class A5
4.19%, 7/10/46(1) (2)	200	214
GS Mortgage Securities Trust, Series 2013-GC14, Class A5
4.24%, 8/10/46	150	161
GS Mortgage Securities Trust, Series 2014-GC18, Class A4
4.07%, 1/10/47	500	533
GS Mortgage Securities Trust, Series 2014-GC20, Class A5
4.00%, 4/10/47	100	107
GS Mortgage Securities Trust, Series 2014-GC24, Class A5
3.93%, 9/10/47	300	321
GS Mortgage Securities Trust, Series 2014-GC26, Class A5
3.63%, 11/10/47	250	265
GS Mortgage Securities Trust, Series 2016-GS2, Class A4
3.05%, 5/10/49	100	103
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	204
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	260
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	210

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities - 1.2% continued
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	$150	$164
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5
3.14%, 12/15/47	150	153
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS
3.37%, 12/15/47	50	51
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4
3.99%, 1/15/46	89	94
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4
4.00%, 4/15/47	500	533
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5
3.80%, 7/15/47	500	527
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
3.80%, 9/15/47	500	530
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5
3.64%, 11/15/47	200	211
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5
3.67%, 11/15/47	150	158
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	200	214
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	103
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	150	155
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	203
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	101
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	321
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	210
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5
3.72%, 3/15/50	100	107
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	105
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-C8, Class A2
4.03%, 6/15/51	500	530
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	209
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4
4.30%, 8/15/46(1) (2)	200	214
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	175	178
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	200	205

FIXED INCOME INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities - 1.2% continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5
4.06%, 2/15/47	$200	$214
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5
3.74%, 8/15/47	400	423
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	100	106
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	261
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	250	254
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5
4.18%, 7/15/51	150	167
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	112
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	226
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	213
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 6/15/50	250	263
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	264
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	184
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	106
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	160
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	223
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	167
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	224
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	113
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	164
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	110
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.09%, 8/10/49	125	128
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.85%, 12/10/45	100	102
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4
3.18%, 3/10/46	100	103
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4
3.24%, 4/10/46	250	258
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3
2.92%, 10/15/45	148	151
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4
4.22%, 7/15/46	100	107
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 2/15/48	100	103
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.66%, 9/15/58	250	266

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities - 1.2% continued
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5
3.18%, 4/15/50	$200	$207
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%, 7/15/58	300	320
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	300	320
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	211
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	250	262
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	102
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	256
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	204
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	153
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	262
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	106
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	106
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	164
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5
4.21%, 5/15/51	155	172
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	112
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	215
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%, 11/15/44	150	154
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A4
3.20%, 3/15/48	600	618
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class AS
3.56%, 3/15/48	50	52
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB
2.84%, 3/15/48	348	351
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4
3.00%, 5/15/45	500	512
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5
3.34%, 6/15/46	150	155
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5
4.42%, 9/15/46	250	270
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5
3.75%, 9/15/57	500	531
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5
3.63%, 11/15/47	250	264
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5
4.05%, 3/15/47	100	107

		37,629

Credit Card - 0.3%
American Express Credit Account Master Trust, Series 2017-6, Class A
2.04%, 5/15/23	250	250
American Express Credit Account Master Trust, Series 2017-7, Class A
2.35%, 5/15/25	100	101
American Express Credit Account Master Trust, Series 2018-2, Class A
3.01%, 10/15/25	150	156

FIXED INCOME INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Credit Card - 0.3% continued
American Express Credit Account Master Trust, Series 2018-4, Class A
2.99%, 12/15/23	$250	$254
American Express Credit Account Master Trust, Series 2018-6, Class A
3.06%, 2/15/24	200	204
American Express Credit Account Master Trust, Series 2019-1, Class A
2.87%, 10/15/24	250	256
BA Credit Card Trust, Series 2017-A2, Class A2
1.84%, 1/17/23	165	165
BA Credit Card Trust, Series 2018-A1, Class A1
2.70%, 7/17/23	250	253
BA Credit Card Trust, Series 2018-A2, Class A2
3.00%, 9/15/23	150	153
BA Credit Card Trust, Series 2018-A3, Class A3
3.10%, 12/15/23	200	204
Capital One Multi-Asset Execution Trust, Series 2015-A8, Class A8
2.05%, 8/15/23	200	200
Capital One Multi-Asset Execution Trust, Series 2016-A5, Class A5
1.66%, 6/17/24	100	99
Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3
2.43%, 1/15/25	200	202
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4
1.99%, 7/17/23	300	300
Capital One Multi-Asset Execution Trust, Series 2017-A6, Class A6
2.29%, 7/15/25	200	202
Capital One Multi-Asset Execution Trust, Series 2018-A1, Class A1
3.01%, 2/15/24	200	203
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/15/24	250	255
Chase Issuance Trust, Series 2012-A7, Class A7
2.16%, 9/15/24	200	201
Chase Issuance Trust, Series 2014-A2, Class A2
2.77%, 3/15/23	150	152
Chase Issuance Trust, Series 2016-A4, Class A4
1.49%, 7/15/22	150	149
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	150	204
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1
2.88%, 1/23/23	300	304
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5
2.68%, 6/7/23	150	152
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2
2.19%, 11/20/23	100	100
Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8
1.86%, 8/8/22	150	150
Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1
2.49%, 1/20/23	325	327
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3
3.29%, 5/23/25	100	104
Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6
3.21%, 12/7/24	150	155
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	200	222
Discover Card Execution Note Trust, Series 2015-A4, Class A4
2.19%, 4/17/23	200	200
Discover Card Execution Note Trust, Series 2017-A2, Class A2
2.39%, 7/15/24	150	151
Discover Card Execution Note Trust, Series 2017-A6, Class A6
1.88%, 2/15/23	275	274
Discover Card Execution Note Trust, Series 2018-A1, Class A1
3.03%, 8/15/25	200	206

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Credit Card - 0.3% continued
Discover Card Execution Note Trust, Series 2018-A4, Class A4
3.11%, 1/16/24	$200	$204
Discover Card Execution Note Trust, Series 2019-A1, Class A1
3.04%, 7/15/24	200	205
Synchrony Card Funding LLC, Series 2019-A1, Class A
2.95%, 3/15/25	200	204
Synchrony Card Issuance Trust, Series 2018-A1, Class A
3.38%, 9/15/24	200	205
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A
2.21%, 5/15/24	100	100
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A
2.62%, 10/15/25	100	101
Synchrony Credit Card Master Note Trust, Series 2018-1, Class A
2.97%, 3/15/24	100	101
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A
3.47%, 5/15/26	100	105
World Financial Network Credit Card Master Trust, Series 2015-B, Class A
2.55%, 6/17/24	100	100
World Financial Network Credit Card Master Trust, Series 2016-A, Class A
2.03%, 4/15/25	100	100
World Financial Network Credit Card Master Trust, Series 2017-C, Class A
2.31%, 8/15/24	100	100
World Financial Network Credit Card Master Trust, Series 2018-A, Class A
3.07%, 12/16/24	100	101
World Financial Network Credit Card Master Trust, Series 2019-A, Class A
3.14%, 12/15/25	125	128
World Financial Network Credit Card Master Trust, Series 2019-B, Class A
2.49%, 4/15/26	200	200

		8,462

Other - 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3
2.84%, 3/1/26	100	102
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3
4.24%, 8/15/23	80	83
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3
3.03%, 10/15/25	150	154
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3
4.38%, 11/1/23	81	84
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	108

		531

Total Asset-Backed Securities (Cost $52,327)		53,937

CORPORATE BONDS - 22.1%
Advertising & Marketing - 0.0%
Interpublic Group of (The) Cos., Inc.,
4.20%, 4/15/24	150	161
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.63%, 5/1/22	156	161
3.60%, 4/15/26	340	348

		670

Aerospace & Defense - 0.5%
Boeing (The) Co.,
7.95%, 8/15/24	250	314
2.85%, 10/30/24	110	112
2.25%, 6/15/26	250	244
6.13%, 2/15/33	135	178
3.30%, 3/1/35	55	53
6.63%, 2/15/38	100	139
5.88%, 2/15/40	75	98
3.50%, 3/1/45	500	484
General Dynamics Corp.,
2.25%, 11/15/22	500	502
2.13%, 8/15/26	350	343
3.60%, 11/15/42	155	163
Harris Corp.,
4.40%, 6/15/28	449	491

FIXED INCOME INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Aerospace & Defense - 0.5% continued
L3 Technologies, Inc.,
4.95%, 2/15/21	$40	$41
Lockheed Martin Corp.,
2.50%, 11/23/20	355	356
3.55%, 1/15/26	600	638
3.60%, 3/1/35	135	141
4.07%, 12/15/42	868	960
4.09%, 9/15/52	250	278
Northrop Grumman Corp.,
3.25%, 8/1/23	1,000	1,034
3.25%, 1/15/28	1,000	1,027
5.05%, 11/15/40	250	291
4.75%, 6/1/43	250	289
4.03%, 10/15/47	60	64
Precision Castparts Corp.,
2.50%, 1/15/23	500	503
3.90%, 1/15/43	100	105
4.38%, 6/15/45	350	396
Raytheon Co.,
2.50%, 12/15/22	1,150	1,158
4.70%, 12/15/41	100	117
Rockwell Collins, Inc.,
3.50%, 3/15/27	1,500	1,561
United Technologies Corp.,
4.13%, 11/16/28	750	824
7.50%, 9/15/29	100	138
6.05%, 6/1/36	600	769
6.13%, 7/15/38	175	232
5.70%, 4/15/40	500	634
4.50%, 6/1/42	450	509
3.75%, 11/1/46	750	765

		15,951

Airlines - 0.0%
Southwest Airlines Co. Pass Through Trust, Series 2007-1,
6.15%, 8/1/22	229	242

Apparel & Textile Products - 0.0%
NIKE, Inc.,
2.38%, 11/1/26	250	251
3.63%, 5/1/43	75	77
3.38%, 11/1/46	500	494
VF Corp.,
3.50%, 9/1/21	150	154
6.45%, 11/1/37	30	40

		1,016

Auto Parts Manufacturing - 0.0%
Aptiv Corp.,
4.15%, 3/15/24	300	316
BorgWarner, Inc.,
4.38%, 3/15/45	170	167

		483

Automobiles Manufacturing - 0.5%
American Honda Finance Corp.,
2.65%, 2/12/21	250	252
1.65%, 7/12/21	400	396
1.70%, 9/9/21	500	494
2.60%, 11/16/22	125	127
3.63%, 10/10/23	500	526
Daimler Finance North America LLC,
8.50%, 1/18/31	175	261
Ford Motor Co.,
7.45%, 7/16/31	350	414
4.75%, 1/15/43	500	436
Ford Motor Credit Co. LLC,
3.16%, 8/4/20	860	863
3.34%, 3/18/21	500	503
5.88%, 8/2/21	500	527
3.22%, 1/9/22	200	200
4.25%, 9/20/22	1,300	1,333
3.81%, 1/9/24	500	500
4.69%, 6/9/25	1,170	1,201
General Motors Co.,
5.00%, 4/1/35	500	491
6.25%, 10/2/43	550	586
6.75%, 4/1/46	145	164
5.40%, 4/1/48	267	261
General Motors Financial Co., Inc.,
3.20%, 7/13/20	395	396
4.20%, 3/1/21	1,315	1,344
3.20%, 7/6/21	485	489
4.38%, 9/25/21	1,400	1,445
3.45%, 4/10/22	50	51
3.70%, 5/9/23	1,050	1,065
4.00%, 10/6/26	750	756
4.35%, 1/17/27	165	168

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Automobiles Manufacturing - 0.5% continued
Harley-Davidson, Inc.,
4.63%, 7/28/45	$670	$677
Toyota Motor Credit Corp.,
1.90%, 4/8/21	300	299
2.70%, 1/11/23	625	635
2.25%, 10/18/23	545	543

		17,403

Banks - 1.2%
Bank of America N.A.,
6.00%, 10/15/36	250	330
Bank One Corp.,
7.75%, 7/15/25	54	67
8.00%, 4/29/27	750	988
BB&T Corp.,
2.75%, 4/1/22	150	152
2.85%, 10/26/24	1,000	1,025
Branch Banking & Trust Co.,
2.85%, 4/1/21	650	656
3.63%, 9/16/25	250	263
3.80%, 10/30/26	250	265
Citibank N.A.,
3.40%, 7/23/21	250	255
Citizens Bank N.A.,
2.55%, 5/13/21	250	251
Citizens Financial Group, Inc.,
4.30%, 12/3/25	250	264
Discover Bank,
3.20%, 8/9/21	250	254
3.35%, 2/6/23	500	512
Fifth Third Bancorp,
2.88%, 7/27/20	500	502
3.50%, 3/15/22	200	206
4.30%, 1/16/24	1,220	1,303
3.65%, 1/25/24	350	368
8.25%, 3/1/38	275	407
Fifth Third Bank,
2.25%, 6/14/21	200	200
2.88%, 10/1/21	250	253
HSBC Bank USA N.A.,
4.88%, 8/24/20	300	308
7.00%, 1/15/39	350	493
HSBC USA, Inc.,
2.75%, 8/7/20	750	754
3.50%, 6/23/24	1,000	1,042
Huntington Bancshares, Inc.,
3.15%, 3/14/21	500	506
Huntington National Bank (The),
3.55%, 10/6/23	1,000	1,047
KeyBank N.A.,
3.30%, 6/1/25	250	261
KeyCorp,
2.90%, 9/15/20	1,000	1,007
5.10%, 3/24/21	25	26
M&T Bank Corp.,
3.55%, 7/26/23	100	105
MUFG Americas Holdings Corp.,
3.50%, 6/18/22	150	155
PNC Bank N.A.,
2.63%, 2/17/22	750	756
2.70%, 11/1/22	750	757
2.95%, 1/30/23	500	510
3.80%, 7/25/23	1,000	1,050
PNC Financial Services Group (The), Inc.,
4.38%, 8/11/20	500	511
3.30%, 3/8/22	150	154
2.85%, 11/9/22	100	102
3.15%, 5/19/27	1,000	1,033
Regions Financial Corp.,
2.75%, 8/14/22	250	252
Santander Holdings USA, Inc.,
4.45%, 12/3/21	300	312
SunTrust Bank,
3.00%, 2/2/23	1,361	1,388
2.75%, 5/1/23	350	353
3.20%, 4/1/24	1,600	1,650
4.05%, 11/3/25	600	647
Synchrony Bank,
3.00%, 6/15/22	250	252
US Bancorp,
4.13%, 5/24/21	200	207
3.00%, 3/15/22	115	118
2.95%, 7/15/22	1,700	1,736
3.60%, 9/11/24	350	367
2.38%, 7/22/26	1,000	992

FIXED INCOME INDEX FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Banks - 1.2% continued
US Bank N.A.,
2.80%, 1/27/25	$250	$255
Wells Fargo & Co.,
2.60%, 7/22/20	675	677
3.00%, 1/22/21	100	101
4.60%, 4/1/21	500	519
2.10%, 7/26/21	250	249
3.50%, 3/8/22	1,500	1,543
3.45%, 2/13/23	125	128
4.13%, 8/15/23	200	211
3.30%, 9/9/24	1,095	1,133
3.00%, 2/19/25	655	666
3.00%, 4/22/26	1,365	1,380
3.00%, 10/23/26	600	606
4.30%, 7/22/27	110	119
(Variable, ICE LIBOR USD 3M + 1.31%),
3.58%, 5/22/28(3)	585	611
5.38%, 2/7/35	425	524
4.65%, 11/4/44	375	417
3.90%, 5/1/45	950	1,020
4.40%, 6/14/46	850	918
Wells Fargo Bank N.A.,
5.85%, 2/1/37	250	321
6.60%, 1/15/38	300	417
Wells Fargo Capital X,
5.95%, 12/15/36	100	118

		39,305

Biotechnology - 0.4%
Amgen, Inc.,
4.10%, 6/15/21	165	170
1.85%, 8/19/21	150	149
3.88%, 11/15/21	250	258
2.70%, 5/1/22	1,000	1,010
3.20%, 11/2/27	250	255
6.38%, 6/1/37	100	128
6.40%, 2/1/39	100	130
5.75%, 3/15/40	935	1,140
5.15%, 11/15/41	250	287
5.65%, 6/15/42	100	122
4.40%, 5/1/45	250	266
Baxalta, Inc.,
4.00%, 6/23/25	225	239
5.25%, 6/23/45	187	225
Biogen, Inc.,
2.90%, 9/15/20	200	201
4.05%, 9/15/25	95	102
5.20%, 9/15/45	100	112
Celgene Corp.,
3.63%, 5/15/24	500	525
3.88%, 8/15/25	765	820
3.90%, 2/20/28	500	536
5.25%, 8/15/43	85	102
5.00%, 8/15/45	500	593
4.35%, 11/15/47	500	552
Gilead Sciences, Inc.,
2.55%, 9/1/20	240	241
4.50%, 4/1/21	200	207
3.25%, 9/1/22	145	149
3.50%, 2/1/25	250	262
4.60%, 9/1/35	1,000	1,125
5.65%, 12/1/41	330	416
4.50%, 2/1/45	250	273
4.75%, 3/1/46	1,015	1,155

		11,750

Cable & Satellite - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	1,365	1,482
3.75%, 2/15/28	1,790	1,803
5.05%, 3/30/29	305	337
Comcast Corp.,
3.38%, 2/15/25	145	152
3.15%, 3/1/26	560	579
3.30%, 2/1/27	1,335	1,389
4.15%, 10/15/28	3,145	3,466
7.05%, 3/15/33	140	196
5.65%, 6/15/35	1,005	1,254
4.00%, 11/1/49	30	32
4.05%, 11/1/52	1,504	1,586
4.95%, 10/15/58	590	720
TCI Communications, Inc.,
7.88%, 2/15/26	755	985
Time Warner Cable LLC,
6.55%, 5/1/37	68	78
7.30%, 7/1/38	705	856

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Cable & Satellite - 0.5% continued
6.75%, 6/15/39	$130	$151
5.50%, 9/1/41	75	79
Time Warner Entertainment Co. L.P.,
8.38%, 7/15/33	260	350

		15,495

Chemicals - 0.5%
3M Co.,
2.75%, 3/1/22	111	113
3.25%, 2/14/24	456	476
3.38%, 3/1/29	500	527
Air Products & Chemicals, Inc.,
3.00%, 11/3/21	300	306
2.75%, 2/3/23	250	254
Airgas, Inc.,
2.90%, 11/15/22	150	152
3.65%, 7/15/24	70	73
Dow Chemical (The) Co.,
4.13%, 11/15/21	200	207
3.00%, 11/15/22	100	101
7.38%, 11/1/29	100	132
4.25%, 10/1/34	150	156
9.40%, 5/15/39	300	476
5.25%, 11/15/41	400	438
4.38%, 11/15/42	500	506
DuPont de Nemours, Inc.,
4.21%, 11/15/23	600	642
5.32%, 11/15/38	208	244
5.42%, 11/15/48	800	972
Eastman Chemical Co.,
4.80%, 9/1/42	200	211
4.65%, 10/15/44	100	104
Ecolab, Inc.,
4.35%, 12/8/21	204	214
3.25%, 1/14/23	65	67
2.70%, 11/1/26	70	71
5.50%, 12/8/41	455	577
International Flavors & Fragrances, Inc.,
3.40%, 9/25/20	67	68
5.00%, 9/26/48	67	75
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	69
Mosaic (The) Co.,
3.75%, 11/15/21	1,500	1,536
3.25%, 11/15/22	36	37
5.45%, 11/15/33	250	283
4.88%, 11/15/41	100	101
PPG Industries, Inc.,
3.60%, 11/15/20	250	255
3.20%, 3/15/23	500	513
Praxair, Inc.,
4.05%, 3/15/21	100	103
2.45%, 2/15/22	422	426
2.20%, 8/15/22	150	151
2.70%, 2/21/23	250	253
3.55%, 11/7/42	500	508
RPM International, Inc.,
3.45%, 11/15/22	1,000	1,018
3.75%, 3/15/27	100	101
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	1,000	1,029
4.55%, 8/1/45	30	31
Westlake Chemical Corp.,
3.60%, 7/15/22	65	66
3.60%, 8/15/26	950	965

		14,607

Commercial Finance - 0.1%
Air Lease Corp.,
3.50%, 1/15/22	214	219
2.75%, 1/15/23	125	125
3.00%, 9/15/23	245	246
4.25%, 9/15/24	485	513
3.25%, 3/1/25	400	403
GATX Corp.,
3.50%, 3/15/28	500	502
5.20%, 3/15/44	35	39
International Lease Finance Corp.,
8.25%, 12/15/20	1,000	1,079
5.88%, 8/15/22	250	272

		3,398

Communications Equipment - 0.5%
Apple, Inc.,
1.55%, 8/4/21	210	208
2.10%, 9/12/22	2,000	2,005
2.40%, 5/3/23	5	5
3.00%, 2/9/24	620	640
3.45%, 5/6/24	675	714

FIXED INCOME INDEX FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Communications Equipment - 0.5% continued
2.85%, 5/11/24	$235	$242
2.75%, 1/13/25	1,265	1,293
2.50%, 2/9/25	55	56
3.25%, 2/23/26	1,705	1,781
2.45%, 8/4/26	915	912
3.35%, 2/9/27	370	389
3.00%, 6/20/27	540	553
2.90%, 9/12/27	1,625	1,664
3.00%, 11/13/27	1,000	1,029
3.85%, 5/4/43	230	244
4.45%, 5/6/44	75	86
3.45%, 2/9/45	55	55
4.38%, 5/13/45	195	222
3.75%, 9/12/47	150	157
3.75%, 11/13/47	25	26
Cisco Systems, Inc.,
1.85%, 9/20/21	1,190	1,183
2.20%, 9/20/23	750	753
2.95%, 2/28/26	375	387
5.90%, 2/15/39	690	943
Corning, Inc.,
4.25%, 8/15/20	250	255
5.75%, 8/15/40	170	202
Juniper Networks, Inc.,
4.60%, 3/15/21	100	104
5.95%, 3/15/41	100	109

		16,217

Construction Materials Manufacturing - 0.0%
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	497
Owens Corning,
4.20%, 12/15/22	190	198
3.40%, 8/15/26	400	390

		1,085

Consumer Finance - 0.6%
American Express Co.,
2.50%, 8/1/22	325	327
2.65%, 12/2/22	632	639
3.70%, 8/3/23	500	525
3.00%, 10/30/24	220	226
3.63%, 12/5/24	1,125	1,181
3.13%, 5/20/26	500	514
American Express Credit Corp.,
2.25%, 5/5/21	1,180	1,180
Capital One Financial Corp.,
4.75%, 7/15/21	131	137
3.20%, 1/30/23	400	410
3.75%, 4/24/24	1,000	1,049
3.30%, 10/30/24	1,050	1,077
4.20%, 10/29/25	500	525
3.75%, 3/9/27	250	258
Discover Financial Services,
4.10%, 2/9/27	200	208
Fidelity National Information Services, Inc.,
4.75%, 5/15/48	500	558
Fiserv, Inc.,
3.85%, 6/1/25	45	48
3.20%, 7/1/26	1,500	1,531
4.40%, 7/1/49	500	526
Mastercard, Inc.,
2.00%, 11/21/21	130	130
3.80%, 11/21/46	500	538
Synchrony Financial,
4.25%, 8/15/24	1,250	1,301
3.70%, 8/4/26	1,000	993
Visa, Inc.,
2.20%, 12/14/20	500	501
2.80%, 12/14/22	1,500	1,536
3.15%, 12/14/25	1,250	1,311
4.15%, 12/14/35	1,000	1,149
3.65%, 9/15/47	125	134
Western Union (The) Co.,
6.20%, 6/21/40	120	127

		18,639

Consumer Products - 0.3%
Church & Dwight Co., Inc.,
3.15%, 8/1/27	1,250	1,259
3.95%, 8/1/47	100	101
Clorox (The) Co.,
3.05%, 9/15/22	250	255
Colgate-Palmolive Co.,
2.30%, 5/3/22	165	167
2.25%, 11/15/22	1,150	1,160
1.95%, 2/1/23	250	250
2.10%, 5/1/23	250	250

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Consumer Products - 0.3% continued
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	$50	$50
6.00%, 5/15/37	100	132
4.38%, 6/15/45	150	171
4.15%, 3/15/47	70	78
Kimberly-Clark Corp.,
2.15%, 8/15/20	150	150
2.40%, 3/1/22	50	50
6.63%, 8/1/37	350	496
3.70%, 6/1/43	100	102
3.20%, 7/30/46	125	120
Procter & Gamble (The) Co.,
1.85%, 2/2/21	190	189
2.30%, 2/6/22	215	217
3.10%, 8/15/23	250	260
3.50%, 10/25/47	355	378
Unilever Capital Corp.,
2.10%, 7/30/20	670	670
4.25%, 2/10/21	250	258
2.20%, 5/5/22	1,000	1,002
2.00%, 7/28/26	1,000	965
5.90%, 11/15/32	125	167

		8,897

Consumer Services - 0.0%
Cintas Corp. No. 2,
2.90%, 4/1/22	85	86

Containers & Packaging - 0.1%
International Paper Co.,
4.75%, 2/15/22	48	51
3.65%, 6/15/24	250	261
3.00%, 2/15/27	1,000	989
5.00%, 9/15/35	250	276
7.30%, 11/15/39	45	59
6.00%, 11/15/41	250	293
5.15%, 5/15/46	250	267
Packaging Corp. of America,
4.50%, 11/1/23	100	107
3.65%, 9/15/24	250	259
Sonoco Products Co.,
4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	175
WestRock MWV LLC,
7.95%, 2/15/31	100	134
WRKCo, Inc.,
4.90%, 3/15/29	350	383

		3,280

Department Stores - 0.0%
Kohl’s Corp.,
3.25%, 2/1/23	100	101
4.75%, 12/15/23	69	73
Macy’s Retail Holdings, Inc.,
3.88%, 1/15/22	30	31
2.88%, 2/15/23	150	147
4.50%, 12/15/34	12	11
5.13%, 1/15/42	40	35
Nordstrom, Inc.,
4.00%, 10/15/21	150	154
7.00%, 1/15/38	26	29

		581

Design, Manufacturing & Distribution - 0.0%
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	248

Diversified Banks - 1.4%
Bank of America Corp.,
5.00%, 5/13/21	400	419
5.70%, 1/24/22	1,000	1,085
4.10%, 7/24/23	100	107
(Variable, ICE LIBOR USD 3M + 0.79%),
3.00%, 12/20/23(3)	1,379	1,404
4.13%, 1/22/24	100	107
(Variable, ICE LIBOR USD 3M + 0.78%),
3.55%, 3/5/24(3)	250	259
4.00%, 4/1/24	165	176
(Variable, ICE LIBOR USD 3M + 0.94%),
3.86%, 7/23/24(3)	1,000	1,050
4.20%, 8/26/24	655	696
4.00%, 1/22/25	1,595	1,678
3.95%, 4/21/25	1,000	1,049
(Variable, ICE LIBOR USD 3M + 1.09%),
3.09%, 10/1/25(3)	750	768
(Variable, ICE LIBOR USD 3M + 0.81%),
3.37%, 1/23/26(3)	1,000	1,032
4.45%, 3/3/26	500	539
3.50%, 4/19/26	2,300	2,408

FIXED INCOME INDEX FUNDS     16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Diversified Banks - 1.4% continued
4.25%, 10/22/26	$100	$107
(Variable, ICE LIBOR USD 3M + 1.04%),
3.42%, 12/20/28(3)	1,200	1,235
(Variable, ICE LIBOR USD 3M + 1.31%),
4.27%, 7/23/29(3)	1,000	1,092
6.11%, 1/29/37	150	191
7.75%, 5/14/38	275	406
5.88%, 2/7/42	250	332
5.00%, 1/21/44	715	871
(Variable, ICE LIBOR USD 3M + 1.99%),
4.44%, 1/20/48(3)	500	568
Citigroup, Inc.,
2.70%, 3/30/21	575	578
4.50%, 1/14/22	735	773
4.05%, 7/30/22	90	94
3.38%, 3/1/23	150	155
3.50%, 5/15/23	190	196
3.88%, 10/25/23	200	211
3.75%, 6/16/24	909	959
4.00%, 8/5/24	1,050	1,106
3.88%, 3/26/25	750	783
5.50%, 9/13/25	350	396
3.70%, 1/12/26	750	790
4.60%, 3/9/26	205	222
3.20%, 10/21/26	505	515
4.30%, 11/20/26	825	876
(Variable, ICE LIBOR USD 3M + 1.15%),
3.52%, 10/27/28(3)	750	774
6.63%, 6/15/32	100	129
6.00%, 10/31/33	350	430
6.13%, 8/25/36	125	153
(Variable, ICE LIBOR USD 3M + 1.17%),
3.88%, 1/24/39(3)	1,250	1,297
8.13%, 7/15/39	680	1,088
5.88%, 1/30/42	30	40
5.30%, 5/6/44	300	357
4.75%, 5/18/46	1,530	1,731
JPMorgan Chase & Co.,
4.40%, 7/22/20	300	307
4.63%, 5/10/21	250	260
2.40%, 6/7/21	500	501
4.35%, 8/15/21	1,865	1,940
3.25%, 9/23/22	210	216
3.63%, 5/13/24	500	527
3.88%, 9/10/24	2,250	2,365
3.90%, 7/15/25	755	806
3.20%, 6/15/26	500	515
3.63%, 12/1/27	1,250	1,288
(Variable, ICE LIBOR USD 3M + 1.34%),
3.78%, 2/1/28(3)	500	530
(Variable, ICE LIBOR USD 3M + 0.95%),
3.51%, 1/23/29(3)	500	520
6.40%, 5/15/38	1,054	1,454
5.60%, 7/15/41	405	526
5.40%, 1/6/42	100	127
5.63%, 8/16/43	150	191
4.85%, 2/1/44	215	256
4.95%, 6/1/45	500	594
(Variable, ICE LIBOR USD 3M + 1.58%),
4.26%, 2/22/48(3)	285	314
(Variable, ICE LIBOR USD 3M + 1.46%),
4.03%, 7/24/48(3)	500	536
(Variable, ICE LIBOR USD 3M + 1.22%),
3.90%, 1/23/49(3)	750	786

		45,791

Educational Services - 0.0%
California Institute of Technology,
4.70%, 11/1/11(4)	110	136
Johns Hopkins University,
4.08%, 7/1/53	100	111
Massachusetts Institute of Technology,
5.60%, 7/1/11(4)	190	287
4.68%, 7/1/14(5)	15	19
3.89%, 7/1/16(6)	300	320
Northwestern University,
4.64%, 12/1/44	50	60
University of Pennsylvania,
4.67%, 9/1/12(7)	100	125

		1,058

Electrical Equipment Manufacturing - 0.2%
ABB Finance USA, Inc.,
4.38%, 5/8/42	250	283
Amphenol Corp.,
3.13%, 9/15/21	100	101
Emerson Electric Co.,
2.63%, 12/1/21	310	314
General Electric Co.,
4.38%, 9/16/20	115	117

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Electrical Equipment Manufacturing - 0.2% continued
4.63%, 1/7/21	$400	$412
3.15%, 9/7/22	750	760
2.70%, 10/9/22	580	579
3.10%, 1/9/23	500	504
3.45%, 5/15/24	520	532
6.75%, 3/15/32	150	185
6.15%, 8/7/37	150	174
5.88%, 1/14/38	400	452
6.88%, 1/10/39	300	376
4.50%, 3/11/44	250	243
Honeywell International, Inc.,
4.25%, 3/1/21	416	430
3.35%, 12/1/23	260	273
2.50%, 11/1/26	780	777
3.81%, 11/21/47	125	133
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	197
4.20%, 3/1/49	100	112
Roper Technologies, Inc.,
3.00%, 12/15/20	125	126
3.85%, 12/15/25	500	524

		7,604

Entertainment Content - 0.2%
CBS Corp.,
3.70%, 8/15/24	825	854
5.50%, 5/15/33	235	272
Viacom, Inc.,
3.88%, 4/1/24	245	255
6.88%, 4/30/36	530	671
5.85%, 9/1/43	60	71
Walt Disney (The) Co.,
2.55%, 2/15/22	295	298
2.45%, 3/4/22	555	560
3.70%, 9/15/24(8)	915	974
6.40%, 12/15/35(8)	40	55
8.15%, 10/17/36(8)	15	23
6.15%, 3/1/37(8)	70	95
7.85%, 3/1/39(8)	100	157
6.90%, 8/15/39(8)	310	457
6.15%, 2/15/41(8)	600	834
4.13%, 12/1/41	105	117
3.70%, 12/1/42	130	138
4.13%, 6/1/44	265	301
4.95%, 10/15/45(8)	500	620

		6,752

Exploration & Production - 0.4%
Anadarko Petroleum Corp.,
7.95%, 6/15/39	810	1,114
6.20%, 3/15/40	360	435
Apache Corp.,
3.25%, 4/15/22	73	74
5.10%, 9/1/40	620	627
5.25%, 2/1/42	260	266
Burlington Resources LLC,
5.95%, 10/15/36	125	163
Cimarex Energy Co.,
3.90%, 5/15/27	200	206
CNOOC Finance 2015 USA LLC,
3.75%, 5/2/23	500	518
ConocoPhillips,
5.90%, 10/15/32	1,130	1,473
5.90%, 5/15/38	90	119
6.50%, 2/1/39	185	260
ConocoPhillips Co.,
4.95%, 3/15/26	120	137
ConocoPhillips Holding Co.,
6.95%, 4/15/29	465	625
Devon Energy Corp.,
3.25%, 5/15/22	105	107
5.85%, 12/15/25	660	782
EOG Resources, Inc.,
2.63%, 3/15/23	670	678
3.15%, 4/1/25	145	149
EQT Corp.,
4.88%, 11/15/21	95	99
3.00%, 10/1/22	230	228
Hess Corp.,
7.13%, 3/15/33	690	846
Marathon Oil Corp.,
2.80%, 11/1/22	260	261
3.85%, 6/1/25	1,300	1,348
6.80%, 3/15/32	175	220
5.20%, 6/1/45	1,000	1,114
Occidental Petroleum Corp.,
2.70%, 2/15/23	725	731

FIXED INCOME INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Exploration & Production - 0.4% continued
3.50%, 6/15/25	$810	$836
3.40%, 4/15/26	120	122
4.40%, 4/15/46	215	222
4.10%, 2/15/47	65	64
Pioneer Natural Resources Co.,
3.95%, 7/15/22	85	89
7.20%, 1/15/28	100	126

		14,039

Financial Services - 1.4%
Ameriprise Financial, Inc.,
4.00%, 10/15/23	250	266
3.70%, 10/15/24	500	530
2.88%, 9/15/26	435	437
Bank of New York Mellon (The) Corp.,
2.05%, 5/3/21	500	499
3.55%, 9/23/21	1,455	1,495
2.20%, 8/16/23	285	284
3.25%, 5/16/27	500	518
(Variable, ICE LIBOR USD 3M + 1.07%),
3.44%, 2/7/28(3)	1,000	1,041
BlackRock, Inc.,
4.25%, 5/24/21	280	291
3.50%, 3/18/24	250	266
3.20%, 3/15/27	1,000	1,044
3.25%, 4/30/29	218	228
Charles Schwab (The) Corp.,
4.45%, 7/22/20	250	256
2.65%, 1/25/23	175	177
3.00%, 3/10/25	835	855
3.45%, 2/13/26	280	293
3.20%, 3/2/27	500	515
CME Group, Inc.,
3.75%, 6/15/28	300	327
5.30%, 9/15/43	125	160
Goldman Sachs Group (The), Inc.,
2.75%, 9/15/20	75	75
2.63%, 4/25/21	1,025	1,028
5.25%, 7/27/21	2,540	2,685
5.75%, 1/24/22	360	389
3.63%, 1/22/23	1,500	1,556
4.00%, 3/3/24	55	58
3.75%, 5/22/25	1,505	1,574
(Variable, ICE LIBOR USD 3M + 1.20%),
3.27%, 9/29/25(3)	500	512
3.75%, 2/25/26	540	564
5.95%, 1/15/27	80	94
3.85%, 1/26/27	195	204
(Variable, ICE LIBOR USD 3M + 1.51%),
3.69%, 6/5/28(3)	1,000	1,033
(Variable, ICE LIBOR USD 3M + 1.16%),
3.81%, 4/23/29(3)	1,000	1,045
(Variable, ICE LIBOR USD 3M + 1.30%),
4.22%, 5/1/29(3)	1,000	1,073
6.75%, 10/1/37	615	804
(Variable, ICE LIBOR USD 3M + 1.43%),
4.41%, 4/23/39(3)	750	811
6.25%, 2/1/41	300	402
4.80%, 7/8/44	350	403
4.75%, 10/21/45	250	288
Intercontinental Exchange, Inc.,
2.35%, 9/15/22	500	501
4.00%, 10/15/23	1,800	1,915
4.25%, 9/21/48	950	1,060
Jefferies Group LLC,
5.13%, 1/20/23	315	337
Legg Mason, Inc.,
5.63%, 1/15/44	269	293
Morgan Stanley,
5.75%, 1/25/21	1,000	1,050
2.50%, 4/21/21	510	511
5.50%, 7/28/21	2,088	2,218
2.63%, 11/17/21	945	951
4.10%, 5/22/23	1,280	1,347
3.88%, 4/29/24	1,410	1,494
3.70%, 10/23/24	310	327
4.00%, 7/23/25	1,215	1,301
3.13%, 7/27/26	250	255
6.25%, 8/9/26	100	120
3.63%, 1/20/27	190	199
3.95%, 4/23/27	490	513
(Variable, ICE LIBOR USD 3M + 1.34%),
3.59%, 7/22/28(3)	1,000	1,041
6.38%, 7/24/42	300	419
4.30%, 1/27/45	575	632
4.38%, 1/22/47	475	529

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Financial Services - 1.4% continued
Nasdaq, Inc.,
3.85%, 6/30/26	$1,060	$1,111
State Street Corp.,
(Variable, ICE LIBOR USD 3M + 0.64%),
2.65%, 5/15/23(3)	1,000	1,011
3.10%, 5/15/23	225	231
3.70%, 11/20/23	550	581
3.30%, 12/16/24	120	126
2.65%, 5/19/26	450	451
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	80	81
3.63%, 4/1/25	250	263

		44,948

Food & Beverage - 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/1/26	1,000	1,051
4.90%, 2/1/46	1,910	2,127
Anheuser-Busch InBev Finance, Inc.,
4.00%, 1/17/43	150	146
4.63%, 2/1/44	250	267
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29	1,575	1,788
4.38%, 4/15/38	1,250	1,320
8.20%, 1/15/39	750	1,131
5.45%, 1/23/39	500	595
4.95%, 1/15/42	1,000	1,112
3.75%, 7/15/42	65	62
4.60%, 4/15/48	500	535
4.44%, 10/6/48	304	318
Archer-Daniels-Midland Co.,
4.48%, 3/1/21	1,034	1,070
2.50%, 8/11/26	305	305
4.02%, 4/16/43	56	60
4.50%, 3/15/49	250	292
Brown-Forman Corp.,
3.75%, 1/15/43	50	50
4.50%, 7/15/45	200	227
Campbell Soup Co.,
4.25%, 4/15/21	500	514
2.50%, 8/2/22	205	204
3.65%, 3/15/23	300	309
3.80%, 8/2/42	40	35
Coca-Cola (The) Co.,
2.45%, 11/1/20	500	502
3.15%, 11/15/20	260	264
3.30%, 9/1/21	250	257
2.50%, 4/1/23	355	360
3.20%, 11/1/23	100	105
2.55%, 6/1/26	770	778
Conagra Brands, Inc.,
3.25%, 9/15/22	55	56
3.20%, 1/25/23	118	120
7.00%, 10/1/28	200	247
5.30%, 11/1/38	1,000	1,085
Constellation Brands, Inc.,
2.65%, 11/7/22	625	627
4.40%, 11/15/25	188	205
3.50%, 5/9/27	500	513
3.60%, 2/15/28	250	258
5.25%, 11/15/48	167	193
General Mills, Inc.,
3.15%, 12/15/21	500	508
2.60%, 10/12/22	140	141
3.65%, 2/15/24	75	78
3.20%, 2/10/27	1,000	1,011
5.40%, 6/15/40	70	81
Hershey (The) Co.,
3.38%, 5/15/23	850	889
2.30%, 8/15/26	365	357
Ingredion, Inc.,
3.20%, 10/1/26	250	248
JM Smucker (The) Co.,
3.50%, 3/15/25	500	517
4.38%, 3/15/45	250	253
Kellogg Co.,
4.00%, 12/15/20	250	256
2.75%, 3/1/23	350	350
4.50%, 4/1/46	750	756
Keurig Dr. Pepper, Inc.,
3.13%, 12/15/23	85	86
2.55%, 9/15/26	95	91
4.42%, 12/15/46	450	446
Kraft Heinz Foods Co.,
2.80%, 7/2/20	370	370
3.50%, 6/6/22	880	903

FIXED INCOME INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Food & Beverage - 1.1% continued
4.00%, 6/15/23	$250	$262
3.95%, 7/15/25	140	146
3.00%, 6/1/26	130	127
5.00%, 7/15/35	500	525
5.00%, 6/4/42	205	212
5.20%, 7/15/45	670	703
4.38%, 6/1/46	125	119
McCormick & Co., Inc.,
2.70%, 8/15/22	160	161
Mead Johnson Nutrition Co.,
3.00%, 11/15/20	250	252
5.90%, 11/1/39	451	590
Molson Coors Brewing Co.,
2.10%, 7/15/21	245	243
5.00%, 5/1/42	575	607
Mondelez International, Inc.,
3.63%, 2/13/26	171	180
PepsiCo, Inc.,
2.15%, 10/14/20	285	285
3.00%, 8/25/21	770	784
1.70%, 10/6/21	45	45
2.75%, 3/5/22	385	392
2.75%, 4/30/25	500	513
3.50%, 7/17/25	100	106
2.85%, 2/24/26	115	118
2.38%, 10/6/26	245	244
3.00%, 10/15/27	95	99
4.00%, 3/5/42	50	54
3.60%, 8/13/42	50	52
4.25%, 10/22/44	320	367
4.60%, 7/17/45	130	157
Tyson Foods, Inc.,
4.50%, 6/15/22	300	316
5.10%, 9/28/48	350	395

		34,483

Forest & Paper Products Manufacturing - 0.0%
Georgia-Pacific LLC,
8.00%, 1/15/24	500	618
7.75%, 11/15/29	500	708

		1,326

Hardware - 0.2%
Dell International LLC/EMC Corp.,
4.42%, 6/15/21(8)	440	453
5.45%, 6/15/23(8)	1,015	1,094
6.02%, 6/15/26(8)	210	232
8.10%, 7/15/36(8)	500	616
8.35%, 7/15/46(8)	440	555
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	830	876
4.90%, 10/15/25	1,445	1,574
6.35%, 10/15/45	200	222
HP, Inc.,
4.05%, 9/15/22	25	26
6.00%, 9/15/41	275	303
NetApp, Inc.,
3.30%, 9/29/24	160	163

		6,114

Health Care Facilities & Services - 0.6%
AHS Hospital Corp.,
5.02%, 7/1/45	100	126
AmerisourceBergen Corp.,
3.25%, 3/1/25	135	138
4.25%, 3/1/45	60	58
4.30%, 12/15/47	1,000	970
Cardinal Health, Inc.,
4.63%, 12/15/20	697	717
3.20%, 6/15/22	150	152
3.75%, 9/15/25	250	259
4.60%, 3/15/43	35	33
4.50%, 11/15/44	175	163
4.37%, 6/15/47	500	458
Cigna Corp.,
4.38%, 10/15/28(8)	2,970	3,204
4.90%, 12/15/48(8)	665	723
CVS Health Corp.,
4.13%, 5/15/21	100	103
2.75%, 12/1/22	850	853
3.70%, 3/9/23	455	471
3.38%, 8/12/24	250	256
4.10%, 3/25/25	250	264
3.88%, 7/20/25	2,138	2,232
4.30%, 3/25/28	435	459
5.30%, 12/5/43	750	813
5.13%, 7/20/45	330	352
5.05%, 3/25/48	1,555	1,656

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Health Care Facilities & Services - 0.6% continued
Dignity Health,
5.27%, 11/1/64	$200	$228
Express Scripts Holding Co.,
4.75%, 11/15/21	500	525
4.50%, 2/25/26	1,130	1,219
6.13%, 11/15/41	21	26
4.80%, 7/15/46	250	266
HCA, Inc.,
5.00%, 3/15/24	500	545
5.25%, 4/15/25	500	554
4.50%, 2/15/27	750	800
4.13%, 6/15/29	250	257
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	310
McKesson Corp.,
2.70%, 12/15/22	120	120
3.80%, 3/15/24	160	168
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	113
NYU Langone Hospitals,
4.37%, 7/1/47	500	560
Quest Diagnostics, Inc.,
3.45%, 6/1/26	115	118
5.75%, 1/30/40	28	31

		20,300

Home & Office Products Manufacturing - 0.1%
Leggett & Platt, Inc.,
3.50%, 11/15/27	818	814
Newell Brands, Inc.,
3.85%, 4/1/23	1,000	1,015
4.20%, 4/1/26	100	99

		1,928

Home Improvement - 0.0%
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	271
2.90%, 11/1/22	65	66
Whirlpool Corp.,
4.85%, 6/15/21	100	104
4.70%, 6/1/22	100	106
3.70%, 3/1/23	100	103
3.70%, 5/1/25	250	257
4.50%, 6/1/46	90	86

		993

Homebuilders - 0.0%
D.R. Horton, Inc.,
2.55%, 12/1/20	115	115

Industrial Other - 0.0%
Fluor Corp.,
3.50%, 12/15/24	1,425	1,461

Integrated Oils - 0.3%
BP Capital Markets America, Inc.,
3.22%, 11/28/23	680	701
3.80%, 9/21/25	905	966
3.12%, 5/4/26	535	545
3.02%, 1/16/27	790	807
Chevron Corp.,
2.42%, 11/17/20	1,000	1,005
2.50%, 3/3/22	545	550
2.36%, 12/5/22	270	271
2.57%, 5/16/23	170	173
2.90%, 3/3/24	200	207
3.33%, 11/17/25	140	148
2.95%, 5/16/26	1,325	1,367
Exxon Mobil Corp.,
2.73%, 3/1/23	590	602
3.04%, 3/1/26	435	451
3.57%, 3/6/45	590	619
4.11%, 3/1/46	350	403

		8,815

Internet Media - 0.0%
Alphabet, Inc.,
3.63%, 5/19/21	250	257

Leisure Products Manufacturing - 0.0%
Hasbro, Inc.,
3.15%, 5/15/21	35	35
6.35%, 3/15/40	250	296

		331

Life Insurance - 0.3%
Aflac, Inc.,
6.45%, 8/15/40	15	20
Lincoln National Corp.,
4.85%, 6/24/21	100	105

FIXED INCOME INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Life Insurance - 0.3% continued
3.63%, 12/12/26	$265	$276
6.15%, 4/7/36	10	12
6.30%, 10/9/37	100	127
MetLife, Inc.,
3.05%, 12/15/22	280	287
3.60%, 4/10/24	400	424
3.00%, 3/1/25	435	449
6.38%, 6/15/34	485	669
6.40%, 12/15/36	150	172
4.13%, 8/13/42	225	243
4.05%, 3/1/45	635	688
Primerica, Inc.,
4.75%, 7/15/22	100	105
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	44
Protective Life Corp.,
8.45%, 10/15/39	425	633
Prudential Financial, Inc.,
4.50%, 11/15/20	270	278
3.50%, 5/15/24	85	90
5.70%, 12/14/36	200	255
(Variable, ICE LIBOR USD 3M + 3.04%),
5.20%, 3/15/44(3)	275	286
3.91%, 12/7/47	344	359
3.94%, 12/7/49	335	352
Reinsurance Group of America, Inc.,
5.00%, 6/1/21	550	576
Torchmark Corp.,
3.80%, 9/15/22	420	431
Voya Financial, Inc.,
4.80%, 6/15/46	1,000	1,117

		7,998

Machinery Manufacturing - 0.4%
Caterpillar Financial Services Corp.,
3.75%, 11/24/23	1,000	1,064
Caterpillar, Inc.,
3.90%, 5/27/21	500	516
3.40%, 5/15/24	1,000	1,049
3.80%, 8/15/42	500	535
4.30%, 5/15/44	400	457
Deere & Co.,
2.60%, 6/8/22	125	126
5.38%, 10/16/29	250	307
8.10%, 5/15/30	100	143
Dover Corp.,
4.30%, 3/1/21	310	318
Eaton Corp.,
2.75%, 11/2/22	1,500	1,520
3.10%, 9/15/27	250	254
IDEX Corp.,
4.20%, 12/15/21	200	207
Illinois Tool Works, Inc.,
3.38%, 9/15/21	250	256
3.50%, 3/1/24	250	263
3.90%, 9/1/42	700	763
Ingersoll-Rand Global Holding Co. Ltd.,
4.25%, 6/15/23	1,500	1,596
5.75%, 6/15/43	150	185
John Deere Capital Corp.,
2.45%, 9/11/20	100	100
3.13%, 9/10/21	125	128
3.15%, 10/15/21	250	256
2.80%, 1/27/23	150	153
2.80%, 3/6/23	500	511
3.05%, 1/6/28	250	258
Parker-Hannifin Corp.,
3.30%, 11/21/24	500	519
4.20%, 11/21/34	200	219
4.45%, 11/21/44	500	558

		12,261

Managed Care - 0.3%
Aetna, Inc.,
4.13%, 6/1/21	250	257
2.75%, 11/15/22	400	402
6.63%, 6/15/36	40	49
6.75%, 12/15/37	150	189
4.50%, 5/15/42	100	99
Anthem, Inc.,
3.50%, 8/15/24	545	566
3.35%, 12/1/24	750	776
4.63%, 5/15/42	525	571
Cigna Holding Co.,
3.25%, 4/15/25	330	336
Humana, Inc.,
3.95%, 3/15/27	85	89
8.15%, 6/15/38	280	394

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Managed Care - 0.3% continued
UnitedHealth Group, Inc.,
4.70%, 2/15/21	$300	$310
3.35%, 7/15/22	1,255	1,297
3.50%, 2/15/24	40	42
3.75%, 7/15/25	655	700
3.45%, 1/15/27	1,500	1,578
3.88%, 12/15/28	145	158
5.80%, 3/15/36	250	320
6.63%, 11/15/37	640	901
6.88%, 2/15/38	170	246

		9,280

Mass Merchants - 0.3%
Costco Wholesale Corp.,
2.75%, 5/18/24	750	770
Dollar General Corp.,
3.25%, 4/15/23	900	925
Dollar Tree, Inc.,
3.70%, 5/15/23	165	170
Target Corp.,
3.88%, 7/15/20	195	199
2.90%, 1/15/22	515	526
3.63%, 4/15/46	500	513
3.90%, 11/15/47	225	242
Walmart, Inc.,
3.63%, 7/8/20	200	203
2.35%, 12/15/22	500	506
3.30%, 4/22/24	625	657
2.85%, 7/8/24	188	194
3.05%, 7/8/26	1,000	1,048
3.70%, 6/26/28	2,152	2,348
3.95%, 6/28/38	500	557
4.00%, 4/11/43	415	456
3.63%, 12/15/47	500	535

		9,849

Medical Equipment & Devices Manufacturing - 0.5%
Abbott Laboratories,
2.95%, 3/15/25	1,000	1,028
3.75%, 11/30/26	564	610
4.75%, 11/30/36	555	656
4.75%, 4/15/43	650	760
Agilent Technologies, Inc.,
3.20%, 10/1/22	225	229
3.88%, 7/15/23	250	261
Baxter International, Inc.,
1.70%, 8/15/21	60	59
3.50%, 8/15/46	350	329
Becton Dickinson and Co.,
3.25%, 11/12/20	430	434
3.13%, 11/8/21	150	152
3.30%, 3/1/23	130	131
4.69%, 12/15/44	239	265
Boston Scientific Corp.,
3.85%, 5/15/25	250	266
4.00%, 3/1/28	1,000	1,077
7.38%, 1/15/40	100	143
4.70%, 3/1/49	500	574
Medtronic, Inc.,
4.13%, 3/15/21	500	515
3.13%, 3/15/22	150	154
3.50%, 3/15/25	750	795
4.38%, 3/15/35	1,275	1,468
4.63%, 3/15/45	500	606
Stryker Corp.,
2.63%, 3/15/21	500	502
3.38%, 11/1/25	250	263
4.10%, 4/1/43	50	52
4.38%, 5/15/44	200	216
4.63%, 3/15/46	750	853
Thermo Fisher Scientific, Inc.,
3.60%, 8/15/21	1,250	1,279
3.30%, 2/15/22	320	328
4.15%, 2/1/24	100	107
2.95%, 9/19/26	155	156
Zimmer Biomet Holdings, Inc.,
3.38%, 11/30/21	250	254
3.15%, 4/1/22	500	508
3.55%, 4/1/25	120	124

		15,154

Metals & Mining - 0.2%
Barrick North America Finance LLC,
5.70%, 5/30/41	500	598
Newmont Goldcorp Corp.,
5.88%, 4/1/35	100	120
4.88%, 3/15/42	150	168
Nucor Corp.,
4.00%, 8/1/23	250	265

FIXED INCOME INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Metals & Mining - 0.2% continued
6.40%, 12/1/37	$150	$197
5.20%, 8/1/43	125	149
4.40%, 5/1/48	1,000	1,094
Southern Copper Corp.,
3.88%, 4/23/25	100	104
7.50%, 7/27/35	300	393
6.75%, 4/16/40	90	114
5.88%, 4/23/45	1,500	1,765

		4,967

Oil & Gas Services & Equipment - 0.1%
Baker Hughes a GE Co. LLC,
3.20%, 8/15/21	1,075	1,089
5.13%, 9/15/40	40	44
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	170	165
Halliburton Co.,
3.80%, 11/15/25	2,005	2,102
4.85%, 11/15/35	25	27
6.70%, 9/15/38	35	45
7.45%, 9/15/39	840	1,154
4.75%, 8/1/43	15	16

		4,642

Pharmaceuticals - 0.8%
AbbVie, Inc.,
2.30%, 5/14/21	800	795
3.38%, 11/14/21	500	508
2.90%, 11/6/22	1,000	1,007
3.60%, 5/14/25	225	232
3.20%, 5/14/26	250	253
4.25%, 11/14/28	300	321
4.40%, 11/6/42	415	409
4.70%, 5/14/45	1,340	1,364
Allergan Finance LLC,
3.25%, 10/1/22	1,000	1,012
Bayer US Finance II LLC,
5.50%, 8/15/25(8)	50	54
4.40%, 7/15/44(8)	250	233
Bristol-Myers Squibb Co.,
2.00%, 8/1/22	600	596
2.90%, 7/26/24(8)	900	921
3.20%, 6/15/26(8)	300	312
4.25%, 10/26/49(8)	375	415
Eli Lilly & Co.,
3.88%, 3/15/39	250	270
GlaxoSmithKline Capital, Inc.,
3.38%, 5/15/23	1,000	1,041
3.88%, 5/15/28	1,000	1,095
5.38%, 4/15/34	150	190
6.38%, 5/15/38	530	744
4.20%, 3/18/43	20	22
Johnson & Johnson,
1.65%, 3/1/21	185	184
3.55%, 5/15/21	250	257
2.45%, 3/1/26	500	503
4.38%, 12/5/33	250	293
5.95%, 8/15/37	100	139
4.85%, 5/15/41	400	493
3.50%, 1/15/48	1,000	1,055
Merck & Co., Inc.,
2.35%, 2/10/22	1,000	1,008
2.80%, 5/18/23	300	307
2.75%, 2/10/25	500	515
3.60%, 9/15/42	25	26
4.15%, 5/18/43	60	66
Mylan, Inc.,
5.40%, 11/29/43	585	545
Novartis Capital Corp.,
2.40%, 5/17/22	170	171
2.40%, 9/21/22	40	40
3.40%, 5/6/24	250	263
4.40%, 5/6/44	250	293
Pfizer, Inc.,
1.95%, 6/3/21	500	499
2.20%, 12/15/21	90	90
2.95%, 3/15/24	250	258
3.40%, 5/15/24	150	158
3.45%, 3/15/29	1,000	1,059
7.20%, 3/15/39	700	1,066
4.40%, 5/15/44	500	572
4.13%, 12/15/46	750	831
Pharmacia LLC,
6.60%, 12/1/28	125	161
Wyeth LLC,
5.95%, 4/1/37	725	961

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Pharmaceuticals - 0.8% continued
Zoetis, Inc.,
3.25%, 2/1/23	$500	$510
4.70%, 2/1/43	40	45
3.95%, 9/12/47	450	460

		24,622

Pipeline - 0.8%
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	1,650	1,687
Buckeye Partners L.P.,
4.88%, 2/1/21	50	51
3.95%, 12/1/26	40	35
5.60%, 10/15/44	500	412
El Paso Natural Gas Co. LLC,
8.63%, 1/15/22	360	412
Enable Midstream Partners L.P.,
3.90%, 5/15/24	200	203
Enbridge Energy Partners L.P.,
4.20%, 9/15/21	65	67
7.50%, 4/15/38	50	70
Energy Transfer Operating L.P.,
4.05%, 3/15/25	25	26
4.75%, 1/15/26	20	21
4.20%, 4/15/27	560	582
5.50%, 6/1/27	521	582
6.63%, 10/15/36	900	1,048
7.50%, 7/1/38	310	394
Enterprise Products Operating LLC,
3.35%, 3/15/23	110	113
3.90%, 2/15/24	820	869
3.95%, 2/15/27	500	536
4.15%, 10/16/28	2,009	2,187
6.88%, 3/1/33	50	67
7.55%, 4/15/38	485	672
6.45%, 9/1/40	30	38
5.95%, 2/1/41	40	49
Kinder Morgan Energy Partners L.P.,
4.30%, 5/1/24	170	181
7.30%, 8/15/33	175	230
6.55%, 9/15/40	205	254
7.50%, 11/15/40	305	408
6.38%, 3/1/41	35	42
5.63%, 9/1/41	310	345
5.40%, 9/1/44	250	277
Kinder Morgan, Inc.,
6.50%, 9/15/20	255	267
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	206
5.00%, 3/1/26	500	555
5.15%, 10/15/43	20	23
MPLX L.P.,
4.13%, 3/1/27	235	246
4.80%, 2/15/29	965	1,063
4.70%, 4/15/48	1,000	1,024
ONEOK Partners L.P.,
3.38%, 10/1/22	30	30
4.90%, 3/15/25	40	43
6.65%, 10/1/36	80	98
6.20%, 9/15/43	20	24
ONEOK, Inc.,
4.55%, 7/15/28	35	38
5.20%, 7/15/48	1,000	1,102
Phillips 66 Partners L.P.,
3.61%, 2/15/25	76	78
3.55%, 10/1/26	470	479
Plains All American Pipeline L.P./PAA Finance Corp.,
4.65%, 10/15/25	525	560
4.50%, 12/15/26	795	846
6.65%, 1/15/37	80	93
5.15%, 6/1/42	130	130
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	340	381
5.00%, 3/15/27	1,055	1,157
Southern Union Co.,
8.25%, 11/15/29	25	32
Spectra Energy Partners L.P.,
3.38%, 10/15/26	290	296
5.95%, 9/25/43	300	373
Sunoco Logistics Partners Operations L.P.,
5.95%, 12/1/25	175	199
3.90%, 7/15/26	125	128
4.95%, 1/15/43	1,000	973
5.35%, 5/15/45	95	99
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	505	613
7.00%, 10/15/28	545	679

FIXED INCOME INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Pipeline - 0.8% continued
8.38%, 6/15/32	$215	$291
7.63%, 4/1/37	5	7
Williams (The) Cos., Inc.,
3.60%, 3/15/22	800	821
6.30%, 4/15/40	995	1,209
5.80%, 11/15/43	200	232

		26,253

Power Generation - 0.1%
Consumers Energy Co.,
2.85%, 5/15/22	545	555
Exelon Generation Co. LLC,
4.25%, 6/15/22	250	262
6.25%, 10/1/39	1,000	1,182
5.75%, 10/1/41	430	477
System Energy Resources, Inc.,
4.10%, 4/1/23	160	168

		2,644

Property & Casualty Insurance - 0.4%
Alleghany Corp.,
4.95%, 6/27/22	55	59
Allstate (The) Corp.,
5.55%, 5/9/35	50	63
5.20%, 1/15/42	225	264
(Variable, ICE LIBOR USD 3M + 2.12%),
6.50%, 5/15/57(3)	225	257
American International Group, Inc.,
3.75%, 7/10/25	895	937
3.90%, 4/1/26	950	994
4.50%, 7/16/44	30	32
4.80%, 7/10/45	15	16
4.38%, 1/15/55	105	106
Aon Corp.,
5.00%, 9/30/20	200	207
Berkshire Hathaway Finance Corp.,
5.75%, 1/15/40	255	336
4.40%, 5/15/42	100	112
4.30%, 5/15/43	440	491
Berkshire Hathaway, Inc.,
2.75%, 3/15/23	30	30
3.13%, 3/15/26	1,445	1,496
Chubb (The) Corp.,
6.00%, 5/11/37	50	66
6.50%, 5/15/38	85	121
Chubb INA Holdings, Inc.,
3.15%, 3/15/25	295	308
3.35%, 5/3/26	1,000	1,049
6.70%, 5/15/36	50	71
4.15%, 3/13/43	100	112
Hartford Financial Services Group (The), Inc.,
5.13%, 4/15/22	145	155
5.95%, 10/15/36	285	357
Loews Corp.,
2.63%, 5/15/23	250	252
4.13%, 5/15/43	75	77
Marsh & McLennan Cos., Inc.,
3.50%, 6/3/24	75	78
3.50%, 3/10/25	385	400
3.75%, 3/14/26	75	79
Progressive (The) Corp.,
3.75%, 8/23/21	330	341
2.45%, 1/15/27	250	247
4.20%, 3/15/48	500	564
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	100
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	516
5.35%, 11/1/40	10	13
4.60%, 8/1/43	75	89
4.00%, 5/30/47	1,015	1,123

		11,518

Publishing & Broadcasting - 0.2%
Discovery Communications LLC,
3.30%, 5/15/22	340	346
2.95%, 3/20/23	110	111
3.95%, 6/15/25	230	238
3.95%, 3/20/28	485	499
4.13%, 5/15/29	970	1,010
6.35%, 6/1/40	195	229
NBCUniversal Media LLC,
4.38%, 4/1/21	935	970
2.88%, 1/15/23	125	128
5.95%, 4/1/41	735	965
4.45%, 1/15/43	650	717

		5,213

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Railroad - 0.3%
Burlington Northern Santa Fe LLC,
3.75%, 4/1/24	$355	$379
3.40%, 9/1/24	80	84
3.00%, 4/1/25	325	335
3.65%, 9/1/25	200	213
6.20%, 8/15/36	455	608
5.75%, 5/1/40	225	297
4.38%, 9/1/42	975	1,105
5.15%, 9/1/43	280	348
4.70%, 9/1/45	870	1,033
CSX Corp.,
4.25%, 6/1/21	100	103
3.70%, 11/1/23	50	53
3.40%, 8/1/24	500	523
2.60%, 11/1/26	270	267
6.00%, 10/1/36	100	126
6.15%, 5/1/37	190	245
6.22%, 4/30/40	365	478
5.50%, 4/15/41	50	60
Norfolk Southern Corp.,
2.90%, 2/15/23	725	740
3.95%, 10/1/42	20	21
4.45%, 6/15/45	275	306
3.94%, 11/1/47	524	545
5.10%, 8/1/18(9)	100	113
Union Pacific Corp.,
4.16%, 7/15/22	437	459
2.95%, 1/15/23	35	36
3.50%, 6/8/23	80	83
3.65%, 2/15/24	524	550
2.75%, 3/1/26	300	301
4.75%, 9/15/41	100	114
4.30%, 6/15/42	200	215
4.82%, 2/1/44	1,000	1,159

		10,899

Real Estate - 0.7%
Alexandria Real Estate Equities, Inc.,
4.60%, 4/1/22	100	105
3.95%, 1/15/28	2,000	2,103
American Campus Communities Operating Partnership L.P.,
4.13%, 7/1/24	100	105
American Tower Corp.,
3.50%, 1/31/23	210	217
4.00%, 6/1/25	115	121
3.38%, 10/15/26	125	127
3.13%, 1/15/27	185	184
3.80%, 8/15/29	1,500	1,546
AvalonBay Communities, Inc.,
3.63%, 10/1/20	75	76
2.95%, 9/15/22	50	51
4.35%, 4/15/48	500	565
Boston Properties L.P.,
3.85%, 2/1/23	60	63
3.13%, 9/1/23	135	138
3.65%, 2/1/26	90	94
Camden Property Trust,
2.95%, 12/15/22	150	153
Corporate Office Properties L.P.,
3.60%, 5/15/23	90	91
5.25%, 2/15/24	100	107
Crown Castle International Corp.,
3.15%, 7/15/23	200	204
4.30%, 2/15/29	1,000	1,081
5.20%, 2/15/49	500	575
Digital Realty Trust L.P.,
3.63%, 10/1/22	250	257
Duke Realty L.P.,
4.38%, 6/15/22	100	105
EPR Properties,
5.75%, 8/15/22	100	107
4.75%, 12/15/26	1,000	1,058
ERP Operating L.P.,
4.75%, 7/15/20	335	341
4.63%, 12/15/21	111	117
3.50%, 3/1/28	1,000	1,054
4.50%, 6/1/45	55	63
Essex Portfolio L.P.,
3.25%, 5/1/23	50	51
3.88%, 5/1/24	200	210
Federal Realty Investment Trust,
3.00%, 8/1/22	25	25
HCP, Inc.,
3.15%, 8/1/22	100	102
4.25%, 11/15/23	90	96

FIXED INCOME INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Real Estate - 0.7% continued
3.88%, 8/15/24	$230	$241
3.40%, 2/1/25	200	204
7/15/26(10)	630	635
Highwoods Realty L.P.,
3.63%, 1/15/23	100	102
Hospitality Properties Trust,
4.50%, 3/15/25	365	365
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	215	223
Kilroy Realty L.P.,
4.38%, 10/1/25	200	214
Kimco Realty Corp.,
3.20%, 5/1/21	240	243
4.25%, 4/1/45	759	769
Liberty Property L.P.,
4.13%, 6/15/22	250	261
4.40%, 2/15/24	80	85
Mid-America Apartments L.P.,
3.75%, 6/15/24	100	104
National Retail Properties, Inc.,
3.80%, 10/15/22	100	104
3.30%, 4/15/23	100	102
Office Properties Income Trust,
4.50%, 2/1/25	150	150
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	105
Realty Income Corp.,
3.25%, 10/15/22	265	272
4.65%, 8/1/23	185	200
3.00%, 1/15/27	240	241
Regency Centers Corp.,
3.75%, 11/15/22	100	104
Simon Property Group L.P.,
2.75%, 2/1/23	30	30
3.38%, 10/1/24	90	94
3.30%, 1/15/26	70	72
3.38%, 6/15/27	585	610
3.38%, 12/1/27	1,865	1,940
6.75%, 2/1/40	690	986
UDR, Inc.,
4.63%, 1/10/22	165	173
Ventas Realty L.P.,
3.75%, 5/1/24	60	63
3.50%, 2/1/25	150	155
5.70%, 9/30/43	100	119
Ventas Realty L.P./Ventas Capital Corp.,
4.25%, 3/1/22	185	193
3.25%, 8/15/22	320	327
Washington Real Estate Investment Trust,
4.95%, 10/1/20	215	218
Welltower, Inc.,
5.13%, 3/15/43	150	165
Weyerhaeuser Co.,
4.63%, 9/15/23	185	199
6.88%, 12/15/33	740	987

		22,347

Refining & Marketing - 0.1%
Marathon Petroleum Corp.,
3.63%, 9/15/24	305	316
5.13%, 12/15/26	210	229
6.50%, 3/1/41	466	582
Phillips 66,
4.65%, 11/15/34	395	440
5.88%, 5/1/42	305	377
Valero Energy Corp.,
7.50%, 4/15/32	765	1,042

		2,986

Restaurants - 0.2%
McDonald’s Corp.,
3.63%, 5/20/21	200	205
2.63%, 1/15/22	1,000	1,011
6.30%, 10/15/37	505	659
3.70%, 2/15/42	1,050	1,026
3.63%, 5/1/43	209	201
4.88%, 12/9/45	542	622
4.45%, 3/1/47	350	384
Starbucks Corp.,
2.10%, 2/4/21	540	538
3.85%, 10/1/23	200	211
3.55%, 8/15/29	1,000	1,047
4.30%, 6/15/45	200	208

		6,112

Retail - Consumer Discretionary - 0.6%
Amazon.com, Inc.,
2.50%, 11/29/22	150	151

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Retail - Consumer Discretionary - 0.6% continued
2.40%, 2/22/23	$500	$505
2.80%, 8/22/24	980	1,012
3.80%, 12/5/24	20	22
5.20%, 12/3/25	500	584
4.80%, 12/5/34	1,050	1,292
4.95%, 12/5/44	155	195
4.05%, 8/22/47	105	119
4.25%, 8/22/57	500	576
AutoZone, Inc.,
4.00%, 11/15/20	250	255
2.50%, 4/15/21	95	95
3.70%, 4/15/22	55	57
3.13%, 7/15/23	135	138
3.75%, 6/1/27	250	261
3.75%, 4/18/29	450	468
eBay, Inc.,
2.60%, 7/15/22	500	501
2.75%, 1/30/23	110	111
3.60%, 6/5/27	500	512
4.00%, 7/15/42	235	220
Home Depot (The), Inc.,
4.40%, 4/1/21	250	259
2.63%, 6/1/22	475	483
2.70%, 4/1/23	125	128
3.00%, 4/1/26	170	176
2.13%, 9/15/26	275	269
2.95%, 6/15/29	1,000	1,026
5.88%, 12/16/36	350	464
5.40%, 9/15/40	500	629
5.95%, 4/1/41	405	549
4.88%, 2/15/44	405	491
Lowe’s Cos., Inc.,
3.80%, 11/15/21	500	515
3.12%, 4/15/22	500	510
3.13%, 9/15/24	550	566
3.65%, 4/5/29	950	992
4.65%, 4/15/42	50	53
3.70%, 4/15/46	750	706
4.55%, 4/5/49	100	107
O’Reilly Automotive, Inc.,
3.55%, 3/15/26	1,175	1,211
QVC, Inc.,
4.45%, 2/15/25	415	418
5.45%, 8/15/34	450	443
TJX (The) Cos., Inc.,
2.75%, 6/15/21	150	152
2.50%, 5/15/23	205	208
2.25%, 9/15/26	500	491

		17,920

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	615	595
Sysco Corp.,
2.60%, 10/1/20	1,080	1,084
2.60%, 6/12/22	95	96
3.30%, 7/15/26	120	123
5.38%, 9/21/35	250	297

		2,195

Semiconductors - 0.3%
Altera Corp.,
4.10%, 11/15/23	1,340	1,440
Analog Devices, Inc.,
2.95%, 1/12/21	500	505
Applied Materials, Inc.,
3.90%, 10/1/25	500	537
5.85%, 6/15/41	100	129
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.00%, 1/15/22	85	85
3.63%, 1/15/24	75	76
3.13%, 1/15/25	255	249
3.88%, 1/15/27	375	368
Broadcom, Inc.,
4.75%, 4/15/29(8)	3,000	3,080
Intel Corp.,
2.70%, 12/15/22	80	81
3.70%, 7/29/25	815	874
4.00%, 12/15/32	50	56
4.80%, 10/1/41	80	94
3.73%, 12/8/47	1,053	1,101
KLA-Tencor Corp.,
4.65%, 11/1/24	300	329
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	50	51
QUALCOMM, Inc.,
3.45%, 5/20/25	485	503

FIXED INCOME INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Semiconductors - 0.3% continued
3.25%, 5/20/27	$720	$735
4.80%, 5/20/45	465	522
4.30%, 5/20/47	330	345

		11,160

Software & Services - 0.9%
Adobe, Inc.,
3.25%, 2/1/25	250	261
Autodesk, Inc.,
3.50%, 6/15/27	500	505
CA, Inc.,
4.50%, 8/15/23	250	258
Citrix Systems, Inc.,
4.50%, 12/1/27	200	207
DXC Technology Co.,
4.45%, 9/18/22	200	211
Equifax, Inc.,
3.30%, 12/15/22	365	373
IBM Credit LLC,
3.00%, 2/6/23	980	1,003
International Business Machines Corp.,
2.88%, 11/9/22	235	240
3.63%, 2/12/24	170	179
3.00%, 5/15/24	2,000	2,054
7.00%, 10/30/25	385	481
3.45%, 2/19/26	1,105	1,155
6.50%, 1/15/28	100	127
4.00%, 6/20/42	320	330
4.25%, 5/15/49	500	539
Microsoft Corp.,
2.00%, 11/3/20	10	10
2.40%, 2/6/22	2,000	2,021
2.00%, 8/8/23	765	764
3.63%, 12/15/23	335	356
2.88%, 2/6/24	645	668
3.13%, 11/3/25	845	889
2.40%, 8/8/26	1,955	1,965
3.30%, 2/6/27	1,375	1,461
4.20%, 11/3/35	40	46
4.50%, 10/1/40	1,210	1,437
3.50%, 11/15/42	150	156
4.88%, 12/15/43	365	458
3.75%, 2/12/45	145	158
4.45%, 11/3/45	360	432
3.70%, 8/8/46	630	681
4.00%, 2/12/55	465	523
3.95%, 8/8/56	215	239
Moody’s Corp.,
4.88%, 2/15/24	250	274
Oracle Corp.,
2.50%, 10/15/22	270	272
2.63%, 2/15/23	65	66
2.40%, 9/15/23	30	30
3.40%, 7/8/24	320	335
2.95%, 5/15/25	885	911
2.65%, 7/15/26	3,100	3,114
3.25%, 11/15/27	1,965	2,058
3.80%, 11/15/37	5	5
6.13%, 7/8/39	195	267
5.38%, 7/15/40	590	747
4.13%, 5/15/45	170	184
4.00%, 7/15/46	330	354
4.38%, 5/15/55	25	28
S&P Global, Inc.,
6.55%, 11/15/37	100	136

		28,968

Supermarkets & Pharmacies - 0.1%
Kroger (The) Co.,
2.95%, 11/1/21	660	668
3.40%, 4/15/22	400	409
2.65%, 10/15/26	1,135	1,094
7.50%, 4/1/31	200	266
6.90%, 4/15/38	100	127
5.40%, 1/15/49	400	443
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	375	379
4.50%, 11/18/34	50	51
4.65%, 6/1/46	635	631

		4,068

Tobacco - 0.3%
Altria Group, Inc.,
4.75%, 5/5/21	125	130
2.85%, 8/9/22	100	101
2.95%, 5/2/23	450	452
3.80%, 2/14/24	222	231
2.63%, 9/16/26	95	91
4.80%, 2/14/29	250	269

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Tobacco - 0.3% continued
4.25%, 8/9/42	$575	$531
4.50%, 5/2/43	250	238
5.38%, 1/31/44	370	397
5.95%, 2/14/49	500	571
BAT Capital Corp.,
2.76%, 8/15/22	1,000	1,002
3.56%, 8/15/27	480	478
4.39%, 8/15/37	500	474
4.54%, 8/15/47	435	403
Philip Morris International, Inc.,
4.13%, 5/17/21	250	258
2.90%, 11/15/21	300	304
2.50%, 11/2/22	250	251
2.63%, 3/6/23	100	101
3.38%, 8/11/25	250	260
6.38%, 5/16/38	280	371
3.88%, 8/21/42	150	149
4.13%, 3/4/43	100	102
4.88%, 11/15/43	100	113
4.25%, 11/10/44	350	366
Reynolds American, Inc.,
4.45%, 6/12/25	500	530
7.25%, 6/15/37	250	312
6.15%, 9/15/43	65	71
5.85%, 8/15/45	310	334

		8,890

Transportation & Logistics - 0.1%
Cummins, Inc.,
4.88%, 10/1/43	90	106
FedEx Corp.,
2.70%, 4/15/23	685	691
3.40%, 2/15/28	95	98
3.90%, 2/1/35	100	100
4.10%, 4/15/43	50	48
4.10%, 2/1/45	50	48
4.95%, 10/17/48	1,000	1,092
JB Hunt Transport Services, Inc.,
3.85%, 3/15/24	95	99
PACCAR Financial Corp.,
2.25%, 2/25/21	250	250
United Parcel Service, Inc.,
2.35%, 5/16/22	165	166
6.20%, 1/15/38	30	41
3.63%, 10/1/42	105	105
3.40%, 11/15/46	290	277
4.25%, 3/15/49	130	143

		3,264

Travel & Lodging - 0.1%
Hyatt Hotels Corp.,
3.38%, 7/15/23	1,430	1,461
Marriott International, Inc.,
3.38%, 10/15/20	125	126
3.13%, 10/15/21	750	760
3.25%, 9/15/22	550	562
3.13%, 2/15/23	150	152
3.13%, 6/15/26	130	130

		3,191

Utilities - 1.9%
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	209
Alabama Power Co.,
6.13%, 5/15/38	50	67
5.50%, 3/15/41	150	186
4.10%, 1/15/42	730	753
3.85%, 12/1/42	60	62
Ameren Illinois Co.,
2.70%, 9/1/22	500	507
3.25%, 3/1/25	500	518
American Water Capital Corp.,
3.40%, 3/1/25	35	36
2.95%, 9/1/27	1,000	1,007
6.59%, 10/15/37	125	171
4.30%, 12/1/42	75	81
4.30%, 9/1/45	500	545
Appalachian Power Co.,
4.60%, 3/30/21	250	258
7.00%, 4/1/38	75	104
Arizona Public Service Co.,
4.50%, 4/1/42	230	255
4.70%, 1/15/44	100	111
4.20%, 8/15/48	250	269
Atmos Energy Corp.,
4.15%, 1/15/43	250	270
4.13%, 10/15/44	75	82
Baltimore Gas & Electric Co.,
3.50%, 11/15/21	275	282

FIXED INCOME INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Utilities - 1.9% continued
2.40%, 8/15/26	$130	$127
3.75%, 8/15/47	475	485
Berkshire Hathaway Energy Co.,
6.13%, 4/1/36	585	783
5.15%, 11/15/43	500	613
3.80%, 7/15/48	500	511
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	105
2.40%, 9/1/26	50	49
3.00%, 2/1/27	150	153
3.55%, 8/1/42	40	40
4.25%, 2/1/49	500	567
CenterPoint Energy Resources Corp.,
6.63%, 11/1/37	50	64
5.85%, 1/15/41	50	62
4.10%, 9/1/47	975	1,001
CMS Energy Corp.,
3.00%, 5/15/26	40	40
3.45%, 8/15/27	500	514
4.88%, 3/1/44	500	574
Commonwealth Edison Co.,
6.45%, 1/15/38	200	276
3.80%, 10/1/42	90	93
4.60%, 8/15/43	100	115
Connecticut Light & Power (The) Co.,
2.50%, 1/15/23	420	423
4.00%, 4/1/48	250	273
Consolidated Edison Co. of New York, Inc.,
3.30%, 12/1/24	185	191
5.30%, 3/1/35	150	177
5.85%, 3/15/36	100	125
6.20%, 6/15/36	200	263
6.75%, 4/1/38	100	141
5.50%, 12/1/39	85	107
5.70%, 6/15/40	450	566
4.45%, 3/15/44	100	110
3.85%, 6/15/46	100	103
4.13%, 5/15/49	150	162
Consolidated Edison, Inc.,
2.00%, 5/15/21	85	85
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	342
4.35%, 2/1/42	56	61
5.10%, 6/1/65	50	62
Dominion Energy, Inc.,
4.25%, 6/1/28	1,000	1,088
5.25%, 8/1/33	250	294
5.95%, 6/15/35	750	921
7.00%, 6/15/38	20	27
4.90%, 8/1/41	35	39
4.05%, 9/15/42	100	101
DTE Electric Co.,
2.65%, 6/15/22	160	162
6.63%, 6/1/36	200	275
5.70%, 10/1/37	50	64
3.95%, 6/15/42	100	104
4.05%, 5/15/48	500	553
DTE Energy Co.,
6.38%, 4/15/33	50	64
Duke Energy Carolinas LLC,
6.45%, 10/15/32	106	141
6.10%, 6/1/37	150	197
6.00%, 1/15/38	35	46
6.05%, 4/15/38	175	234
3.75%, 6/1/45	350	360
Duke Energy Corp.,
3.75%, 4/15/24	100	106
3.75%, 9/1/46	120	117
Duke Energy Florida LLC,
6.35%, 9/15/37	50	68
6.40%, 6/15/38	285	399
3.40%, 10/1/46	290	283
Duke Energy Florida Project Finance LLC,
2.54%, 9/1/29	1,411	1,408
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	657
6.35%, 8/15/38	25	34
6.45%, 4/1/39	225	315
4.90%, 7/15/43	1,000	1,181
Duke Energy Progress LLC,
4.10%, 3/15/43	200	214
Entergy Arkansas LLC,
3.05%, 6/1/23	250	255
Entergy Louisiana LLC,
5.40%, 11/1/24	150	173

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Utilities - 1.9% continued
3.05%, 6/1/31	$950	$958
Entergy Texas, Inc.,
4.50%, 3/30/39	250	279
Evergy, Inc.,
5.29%, 6/15/22	220	235
Eversource Energy,
2.80%, 5/1/23	105	106
3.15%, 1/15/25	100	102
3.30%, 1/15/28	165	168
Exelon Corp.,
5.63%, 6/15/35	75	91
5.10%, 6/15/45	100	115
Florida Power & Light Co.,
5.65%, 2/1/37	335	422
5.95%, 2/1/38	150	203
5.96%, 4/1/39	250	335
5.69%, 3/1/40	30	39
4.13%, 2/1/42	250	277
4.05%, 6/1/42	100	109
Georgia Power Co.,
2.40%, 4/1/21	75	75
2.85%, 5/15/22	100	101
4.30%, 3/15/42	60	64
4.30%, 3/15/43	100	105
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	257
Interstate Power & Light Co.,
4.70%, 10/15/43	50	55
ITC Holdings Corp.,
3.35%, 11/15/27	200	206
Kansas City Power & Light Co.,
5.30%, 10/1/41	50	60
MidAmerican Energy Co.,
3.50%, 10/15/24	100	105
4.80%, 9/15/43	100	117
4.40%, 10/15/44	150	171
National Fuel Gas Co.,
4.90%, 12/1/21	150	156
3.75%, 3/1/23	250	256
National Grid USA,
5.80%, 4/1/35	425	507
National Rural Utilities Cooperative Finance Corp.,
3.05%, 2/15/22	35	36
2.85%, 1/27/25	1,000	1,022
8.00%, 3/1/32	50	73
4.30%, 3/15/49	125	141
Nevada Power Co.,
6.65%, 4/1/36	100	137
6.75%, 7/1/37	1,000	1,381
5.45%, 5/15/41	35	42
NextEra Energy Capital Holdings, Inc.,
(Variable, ICE LIBOR USD 3M + 2.13%),
4.54%, 6/15/67(2)	25	21
NiSource, Inc.,
5.95%, 6/15/41	100	123
5.25%, 2/15/43	100	117
4.80%, 2/15/44	580	647
Northern States Power Co.,
6.25%, 6/1/36	100	135
5.35%, 11/1/39	1,065	1,336
4.13%, 5/15/44	200	218
NSTAR Electric Co.,
3.50%, 9/15/21	85	87
2.38%, 10/15/22	100	101
3.25%, 5/15/29	900	934
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	178
Oklahoma Gas & Electric Co.,
4.55%, 3/15/44	65	72
4.15%, 4/1/47	200	211
Oncor Electric Delivery Co. LLC,
4.10%, 6/1/22	250	262
7.25%, 1/15/33	200	291
7.50%, 9/1/38	145	226
PacifiCorp,
2.95%, 2/1/22	100	102
5.25%, 6/15/35	50	60
6.10%, 8/1/36	200	263
5.75%, 4/1/37	540	691
6.25%, 10/15/37	275	371
6.00%, 1/15/39	60	80
4.13%, 1/15/49	50	55
Potomac Electric Power Co.,
3.60%, 3/15/24	150	157
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	52
3.50%, 12/1/22	1,035	1,064

FIXED INCOME INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Utilities - 1.9% continued
5.00%, 3/15/44	$100	$111
PPL Electric Utilities Corp.,
3.00%, 9/15/21	500	507
6.25%, 5/15/39	275	377
5.20%, 7/15/41	35	42
4.13%, 6/15/44	100	109
Progress Energy, Inc.,
7.75%, 3/1/31	50	70
PSEG Power LLC,
8.63%, 4/15/31	565	774
Public Service Co. of Colorado,
3.20%, 11/15/20	500	504
2.25%, 9/15/22	100	100
2.50%, 3/15/23	150	150
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	51
6.63%, 11/15/37	125	165
Public Service Electric & Gas Co.,
2.38%, 5/15/23	400	402
3.00%, 5/15/25	500	512
5.38%, 11/1/39	250	310
3.95%, 5/1/42	50	54
3.65%, 9/1/42	30	31
3.60%, 12/1/47	500	512
Puget Energy, Inc.,
3.65%, 5/15/25	500	512
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	30
6.27%, 3/15/37	75	99
5.80%, 3/15/40	250	322
5.64%, 4/15/41	80	100
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	66
3.60%, 9/1/23	200	208
6.13%, 9/15/37	50	61
4.50%, 8/15/40	150	161
4.30%, 4/1/42	150	152
Sempra Energy,
2.88%, 10/1/22	60	60
2.90%, 2/1/23	500	504
3.55%, 6/15/24	250	259
3.25%, 6/15/27	150	150
6.00%, 10/15/39	250	301
Sierra Pacific Power Co.,
3.38%, 8/15/23	160	166
Southern (The) Co.,
2.35%, 7/1/21	2,000	1,999
3.25%, 7/1/26	1,000	1,016
Southern California Edison Co.,
3.88%, 6/1/21	150	153
2.40%, 2/1/22	180	179
6.65%, 4/1/29	300	343
6.00%, 1/15/34	100	120
5.35%, 7/15/35	586	653
5.55%, 1/15/37	275	316
5.95%, 2/1/38	100	120
6.05%, 3/15/39	50	60
5.50%, 3/15/40	150	172
3.90%, 3/15/43	150	145
Southern California Gas Co.,
5.75%, 11/15/35	150	180
3.75%, 9/15/42	250	251
4.30%, 1/15/49	125	138
Southern Co. Gas Capital Corp.,
3.50%, 9/15/21	950	972
5.88%, 3/15/41	600	730
4.40%, 5/30/47	250	264
Southern Power Co.,
5.25%, 7/15/43	60	67
Southwest Gas Corp.,
3.80%, 9/29/46	250	244
Southwestern Electric Power Co.,
3.55%, 2/15/22	150	154
2.75%, 10/1/26	130	127
4.10%, 9/15/28	250	269
6.20%, 3/15/40	200	257
Southwestern Public Service Co.,
6.00%, 10/1/36	100	122
Tampa Electric Co.,
2.60%, 9/15/22	220	221
4.10%, 6/15/42	50	52
Union Electric Co.,
3.90%, 9/15/42	50	53
4.00%, 4/1/48	250	268
Virginia Electric & Power Co.,
2.95%, 1/15/22	95	96

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.1% continued
Utilities - 1.9% continued
6.00%, 1/15/36	$37	$47
6.00%, 5/15/37	15	19
8.88%, 11/15/38	300	492
4.65%, 8/15/43	150	173
4.45%, 2/15/44	75	85
3.80%, 9/15/47	125	128
Westar Energy, Inc.,
4.13%, 3/1/42	275	294
4.63%, 9/1/43	150	170
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	195
Wisconsin Power & Light Co.,
2.25%, 11/15/22	300	298
4.10%, 10/15/44	100	104
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	118
Xcel Energy, Inc.,
6.50%, 7/1/36	100	131

		61,303

Waste & Environment Services & Equipment - 0.1%
Republic Services, Inc.,
5.25%, 11/15/21	500	533
3.55%, 6/1/22	100	103
3.20%, 3/15/25	290	300
3.38%, 11/15/27	556	575
Waste Management, Inc.,
2.90%, 9/15/22	110	113
2.95%, 6/15/24	106	109
3.13%, 3/1/25	1,000	1,033
3.90%, 3/1/35	125	133
4.10%, 3/1/45	500	546

		3,445

Wireless Telecommunications Services - 0.8%
AT&T, Inc.,
3.90%, 3/11/24	30	32
3.95%, 1/15/25	895	945
3.40%, 5/15/25	835	858
3.60%, 7/15/25	265	275
3.88%, 1/15/26	65	68
4.13%, 2/17/26	465	495
7.13%, 3/15/26	435	536
3.80%, 2/15/27	980	1,020
4.10%, 2/15/28	1,016	1,075
4.35%, 3/1/29	935	1,007
4.30%, 2/15/30	2,290	2,451
6.35%, 3/15/40	190	234
6.00%, 8/15/40	1,185	1,408
5.35%, 9/1/40	183	207
6.38%, 3/1/41	385	478
5.55%, 8/15/41	90	104
5.38%, 10/15/41	500	555
5.15%, 3/15/42	55	60
4.35%, 6/15/45	165	166
4.75%, 5/15/46	120	127
5.15%, 11/15/46	457	505
5.65%, 2/15/47	30	35
5.45%, 3/1/47	1,000	1,149
5.15%, 2/15/50	130	144
5.70%, 3/1/57	65	77
5.30%, 8/15/58	140	156
Verizon Communications, Inc.,
4.15%, 3/15/24	385	414
2.63%, 8/15/26	2,595	2,578
4.33%, 9/21/28	1,230	1,363
4.02%, 12/3/29(8)	810	877
5.25%, 3/16/37	80	96
4.81%, 3/15/39	1,149	1,321
5.50%, 3/16/47	815	1,023
4.52%, 9/15/48	1,500	1,681
5.01%, 4/15/49	384	457
5.01%, 8/21/54	170	203
4.67%, 3/15/55	786	891

		25,071

Total Corporate Bonds (Cost $673,499)		711,888

FOREIGN ISSUER BONDS - 6.9%
Advertising & Marketing - 0.0%
WPP Finance 2010,
3.75%, 9/19/24	150	155

Auto Parts Manufacturing - 0.0%
Aptiv PLC,
4.25%, 1/15/26	1,000	1,052

FIXED INCOME INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Banks - 0.8%
Australia & New Zealand Banking Group Ltd.,
2.30%, 6/1/21	$250	$250
2.55%, 11/23/21	250	252
Barclays Bank PLC,
5.14%, 10/14/20	500	514
BPCE S.A.,
2.65%, 2/3/21	250	251
4.00%, 4/15/24	250	265
Cooperatieve Rabobank U.A.,
4.50%, 1/11/21	1,000	1,033
3.88%, 2/8/22	1,750	1,821
3.95%, 11/9/22	250	259
2.75%, 1/10/23	1,000	1,013
3.38%, 5/21/25	500	525
5.75%, 12/1/43	250	318
Credit Suisse A.G.,
3.00%, 10/29/21	1,250	1,270
3.63%, 9/9/24	750	790
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	650	707
4.88%, 5/15/45	500	583
ING Groep N.V.,
3.15%, 3/29/22	500	509
Lloyds Bank PLC,
2.70%, 8/17/20	2,000	2,008
Lloyds Banking Group PLC,
3.00%, 1/11/22	675	682
(Variable, ICE LIBOR USD 3M + 0.81%),
2.91%, 11/7/23(3)	2,200	2,204
National Australia Bank Ltd.,
3.00%, 1/20/23	1,000	1,018
3.38%, 1/14/26	1,000	1,037
Santander UK Group Holdings PLC,
2.88%, 8/5/21	408	408
Santander UK PLC,
4.00%, 3/13/24	250	264
Skandinaviska Enskilda Banken AB,
2.63%, 3/15/21	750	753
1.88%, 9/13/21	980	968
Sumitomo Mitsui Banking Corp.,
3.00%, 1/18/23	210	214
3.65%, 7/23/25	500	529
Svenska Handelsbanken AB,
2.45%, 3/30/21	250	251
1.88%, 9/7/21	275	273
3.90%, 11/20/23	250	265
Toronto-Dominion Bank (The),
2.13%, 4/7/21	2,000	1,998
3.25%, 3/11/24	500	518
Westpac Banking Corp.,
2.10%, 5/13/21	365	364
2.00%, 8/19/21	250	249
2.85%, 5/13/26	1,000	1,009
2.70%, 8/19/26	1,000	1,002
3.35%, 3/8/27	500	522

		26,896

Cable & Satellite - 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	682

Chemicals - 0.1%
LYB International Finance B.V.,
4.00%, 7/15/23	185	195
5.25%, 7/15/43	565	629
LYB International Finance II B.V.,
3.50%, 3/2/27	250	255
LyondellBasell Industries N.V.,
4.63%, 2/26/55	35	35
Nutrien Ltd.,
3.15%, 10/1/22	200	203
3.38%, 3/15/25	1,135	1,163
3.00%, 4/1/25	180	181
7.13%, 5/23/36	100	129
5.88%, 12/1/36	50	58
5.63%, 12/1/40	250	286
6.13%, 1/15/41	100	122

		3,256

Commercial Finance - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.50%, 5/15/21	1,000	1,031
3.95%, 2/1/22	250	257
3.50%, 1/15/25	389	392

		1,680

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Design, Manufacturing & Distribution - 0.0%
Flex Ltd.,
5.00%, 2/15/23	$572	$598

Diversified Banks - 0.9%
Bank of Montreal,
2.90%, 3/26/22	500	508
2.55%, 11/6/22	300	303
Bank of Nova Scotia (The),
4.38%, 1/13/21	250	258
2.45%, 3/22/21	735	738
1.88%, 4/26/21	387	386
Barclays PLC,
3.25%, 1/12/21	1,000	1,007
3.20%, 8/10/21	725	730
3.68%, 1/10/23	250	253
(Variable, ICE LIBOR USD 3M + 1.36%),
4.34%, 5/16/24(3)	800	826
3.65%, 3/16/25	700	704
5.25%, 8/17/45	200	217
4.95%, 1/10/47	500	529
BNP Paribas S.A.,
5.00%, 1/15/21	1,000	1,040
3.25%, 3/3/23	250	259
HSBC Holdings PLC,
3.40%, 3/8/21	1,000	1,015
5.10%, 4/5/21	1,600	1,672
2.95%, 5/25/21	1,600	1,614
4.88%, 1/14/22	500	530
4.30%, 3/8/26	2,000	2,148
6.50%, 9/15/37	300	391
6.80%, 6/1/38	150	202
5.25%, 3/14/44	1,000	1,170
Mitsubishi UFJ Financial Group, Inc.,
3.54%, 7/26/21	1,000	1,022
2.19%, 9/13/21	820	816
3.29%, 7/25/27	750	775
3.74%, 3/7/29	1,500	1,612
Mizuho Financial Group, Inc.,
2.27%, 9/13/21	470	468
2.60%, 9/11/22	200	200
Royal Bank of Canada,
2.10%, 10/14/20	250	250
2.15%, 10/26/20	125	125
2.50%, 1/19/21	200	201
2.30%, 3/22/21	250	251
3.70%, 10/5/23	500	526
4.65%, 1/27/26	600	655
Royal Bank of Scotland Group PLC,
6.13%, 12/15/22	395	426
(Variable, ICE LIBOR USD 3M + 1.55%),
4.52%, 6/25/24(3)	500	521
(Variable, ICE LIBOR USD 3M + 1.76%),
4.27%, 3/22/25(3)	250	259
Sumitomo Mitsui Financial Group, Inc.,
2.06%, 7/14/21	495	493
2.63%, 7/14/26	1,000	996
3.54%, 1/17/28	1,250	1,316

		27,412

Electrical Equipment Manufacturing - 0.0%
Johnson Controls International PLC,
4.63%, 7/2/44	215	222
5.13%, 9/14/45	35	38
Tyco Electronics Group S.A.,
3.50%, 2/3/22	125	128
7.13%, 10/1/37	50	68

		456

Exploration & Production - 0.1%
Burlington Resources LLC,
7.20%, 8/15/31	320	448
7.40%, 12/1/31	120	171
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	1,695	1,760
7.20%, 1/15/32	15	20
6.45%, 6/30/33	135	164
6.75%, 2/1/39	200	257
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	250	252
Encana Corp.,
6.63%, 8/15/37	180	223
Nexen, Inc.,
7.88%, 3/15/32	75	109
5.88%, 3/10/35	210	260
6.40%, 5/15/37	390	519

		4,183

FIXED INCOME INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Financial Services - 0.1%
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	$830	$840
4.42%, 11/15/35	1,000	990
Invesco Finance PLC,
4.00%, 1/30/24	100	106
3.75%, 1/15/26	1,000	1,043
UBS A.G.,
4.88%, 8/4/20	400	411

		3,390

Food & Beverage - 0.1%
Coca-Cola European Partners PLC,
3.25%, 8/19/21	500	505
Coca-Cola Femsa S.A.B. de C.V.,
5.25%, 11/26/43	150	180
Diageo Capital PLC,
2.63%, 4/29/23	1,881	1,905
3.88%, 4/29/43	175	188

		2,778

Government Development Banks - 0.7%
Export Development Canada,
1.50%, 5/26/21	1,000	992
2.75%, 3/15/23	1,000	1,033
Export-Import Bank of Korea,
4.00%, 1/29/21	1,000	1,025
2.63%, 5/26/26	1,000	989
Japan Bank for International Cooperation,
1.88%, 4/20/21	800	798
2.38%, 11/16/22	1,000	1,011
2.75%, 11/16/27	2,000	2,053
3.50%, 10/31/28	750	821
Korea Development Bank (The),
3.00%, 9/14/22	215	220
3.38%, 3/12/23	300	311
Kreditanstalt fuer Wiederaufbau,
2.75%, 9/8/20	500	504
2.75%, 10/1/20	1,000	1,010
2.63%, 4/12/21	1,500	1,519
2.63%, 1/25/22	900	919
2.13%, 6/15/22	1,000	1,010
2.00%, 10/4/22	250	252
2.13%, 1/17/23	1,000	1,010
2.00%, 5/2/25	1,500	1,510
2.88%, 4/3/28	1,215	1,291
0.00%, 4/18/36(11)	500	326
Landwirtschaftliche Rentenbank,
2.38%, 6/10/25	1,000	1,026
Oesterreichische Kontrollbank A.G.,
2.38%, 10/1/21	1,000	1,011
Svensk Exportkredit AB,
1.75%, 3/10/21	500	499

		21,140

Government Local - 0.0%
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	500	514

Government Regional - 0.2%
Hydro-Quebec,
9.40%, 2/1/21	200	222
Province of British Columbia Canada,
2.65%, 9/22/21	150	153
2.00%, 10/23/22	300	301
7.25%, 9/1/36	175	275
Province of Manitoba Canada,
2.10%, 9/6/22	100	100
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	410
Province of Ontario Canada,
2.45%, 6/29/22	500	507
3.40%, 10/17/23	2,000	2,112
2.50%, 4/27/26	500	509
Province of Quebec Canada,
2.75%, 8/25/21	100	102
2.63%, 2/13/23	875	895
7.50%, 7/15/23	300	361
7.13%, 2/9/24	100	121
2.50%, 4/9/24	91	93
2.88%, 10/16/24	250	261
7.50%, 9/15/29	375	544
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	235

		7,201

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Hardware - 0.0%
Seagate HDD Cayman,
4.88%, 6/1/27	$370	$372
5.75%, 12/1/34	142	141

		513

Integrated Oils - 0.6%
BP Capital Markets PLC,
3.99%, 9/26/23	30	32
3.28%, 9/19/27	595	615
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	300	318
Ecopetrol S.A.,
4.13%, 1/16/25	1,000	1,035
Equinor ASA,
2.75%, 11/10/21	145	147
2.45%, 1/17/23	280	282
7.75%, 6/15/23	350	419
3.25%, 11/10/24	125	131
3.63%, 9/10/28	360	387
4.25%, 11/23/41	350	391
Husky Energy, Inc.,
4.40%, 4/15/29	85	90
Petro-Canada,
5.95%, 5/15/35	430	535
6.80%, 5/15/38	130	178
Petroleos Mexicanos,
3.50%, 7/23/20	1,900	1,894
5.50%, 1/21/21	570	577
4.88%, 1/24/22	620	618
3.50%, 1/30/23	75	71
6.50%, 3/13/27	2,380	2,350
6.63%, 6/15/35	200	185
6.50%, 6/2/41	190	169
6.75%, 9/21/47	870	775
6.35%, 2/12/48	1,500	1,288
Shell International Finance B.V.,
2.25%, 1/6/23	345	346
2.88%, 5/10/26	1,135	1,161
2.50%, 9/12/26	1,335	1,327
6.38%, 12/15/38	645	908
5.50%, 3/25/40	225	291
3.63%, 8/21/42	200	206
4.55%, 8/12/43	60	70
4.38%, 5/11/45	390	449
Suncor Energy, Inc.,
7.15%, 2/1/32	200	269
5.95%, 12/1/34	50	64
Total Capital International S.A.,
2.75%, 6/19/21	30	30
2.88%, 2/17/22	200	203
3.70%, 1/15/24	415	440
3.75%, 4/10/24	330	352

		18,603

Internet Media - 0.0%
Baidu, Inc.,
3.50%, 11/28/22	200	205

Life Insurance - 0.0%
AXA S.A.,
8.60%, 12/15/30	75	107

Machinery Manufacturing - 0.0%
Ingersoll-Rand Luxembourg Finance S.A.,
3.50%, 3/21/26	250	258
4.65%, 11/1/44	35	38

		296

Medical Equipment & Devices Manufacturing - 0.0%
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	310
5.00%, 3/15/42	100	117

		427

Metals & Mining - 0.1%
ArcelorMittal,
5.50%, 3/1/21	700	729
BHP Billiton Finance USA Ltd.,
4.13%, 2/24/42	600	662
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	134
5.75%, 6/1/35	100	125
Rio Tinto Finance USA PLC,
4.75%, 3/22/42	150	179
4.13%, 8/21/42	300	333
Vale Overseas Ltd.,
4.38%, 1/11/22	50	51

		2,213

FIXED INCOME INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Pharmaceuticals - 0.3%
Allergan Funding SCS,
3.85%, 6/15/24	$1,000	$1,038
3.80%, 3/15/25	750	778
4.85%, 6/15/44	995	1,033
AstraZeneca PLC,
2.38%, 11/16/20	300	300
3.13%, 6/12/27	100	102
6.45%, 9/15/37	450	615
4.00%, 9/18/42	250	264
GlaxoSmithKline Capital PLC,
2.85%, 5/8/22	1,000	1,017
Mylan N.V.,
3.15%, 6/15/21	1,250	1,250
3.95%, 6/15/26	285	276
Sanofi,
4.00%, 3/29/21	500	515
3.63%, 6/19/28	250	269
Shire Acquisitions Investments Ireland DAC,
2.40%, 9/23/21	1,000	999
2.88%, 9/23/23	250	252
Takeda Pharmaceutical Co. Ltd.,
4.40%, 11/26/23(8)	300	321

		9,029

Pipeline - 0.1%
Enbridge, Inc.,
4.25%, 12/1/26	70	76
4.50%, 6/10/44	40	43
TransCanada PipeLines Ltd.,
9.88%, 1/1/21	175	193
5.85%, 3/15/36	200	240
6.20%, 10/15/37	445	558
7.25%, 8/15/38	210	292
6.10%, 6/1/40	165	204
(Variable, ICE LIBOR USD 3M + 2.21%),
4.73%, 5/15/67 (2)	100	77

		1,683

Property & Casualty Insurance - 0.1%
Aon PLC,
3.50%, 6/14/24	500	521
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	285
Willis Towers Watson PLC,
5.75%, 3/15/21	450	472
XLIT Ltd.,
4.45%, 3/31/25	210	227
5.25%, 12/15/43	250	303

		1,808

Railroad - 0.0%
Canadian National Railway Co.,
2.85%, 12/15/21	85	86
2.75%, 3/1/26	250	252
6.90%, 7/15/28	25	33
6.25%, 8/1/34	15	21
6.20%, 6/1/36	40	54
6.38%, 11/15/37	20	28
3.50%, 11/15/42	150	146
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	906

		1,526

Retail - Consumer Discretionary - 0.0%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	335	340

Software & Services - 0.0%
Thomson Reuters Corp.,
5.50%, 8/15/35	150	165
5.65%, 11/23/43	285	321

		486

Sovereigns - 1.0%
Canada Government International Bond,
2.00%, 11/15/22	500	503
Chile Government International Bond,
3.25%, 9/14/21	400	409
3.13%, 1/21/26	500	521
3.63%, 10/30/42	200	209
Colombia Government International Bond,
4.38%, 7/12/21	1,000	1,035
4.50%, 1/28/26	500	540
7.38%, 9/18/37	350	476
6.13%, 1/18/41	250	309
5.63%, 2/26/44	500	591
5.00%, 6/15/45	1,500	1,655

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Sovereigns - 1.0% continued
Hungary Government International Bond,
6.38%, 3/29/21	$1,000	$1,067
5.38%, 3/25/24	1,000	1,127
Indonesia Government International Bond,
3.50%, 1/11/28	500	502
Israel Government International Bond,
4.00%, 6/30/22	250	263
4.50%, 1/30/43	200	229
Korea International Bond,
3.88%, 9/11/23	200	215
2.75%, 1/19/27	200	203
3.50%, 9/20/28	500	540
Mexico Government International Bond,
3.50%, 1/21/21	2,000	2,030
4.00%, 10/2/23	150	156
3.75%, 1/11/28	1,000	1,019
7.50%, 4/8/33	100	134
6.75%, 9/27/34	750	955
6.05%, 1/11/40	820	979
4.75%, 3/8/44	1,000	1,044
5.55%, 1/21/45	500	582
4.60%, 1/23/46	500	511
4.35%, 1/15/47	500	496
Panama Government International Bond,
4.00%, 9/22/24	575	612
3.75%, 3/16/25	500	527
3.88%, 3/17/28	500	534
6.70%, 1/26/36	550	748
4.50%, 5/15/47	250	282
Peruvian Government International Bond,
7.35%, 7/21/25	500	638
6.55%, 3/14/37	500	705
5.63%, 11/18/50	600	827
Philippine Government International Bond,
4.20%, 1/21/24	1,000	1,073
10.63%, 3/16/25	500	716
5.50%, 3/30/26	200	236
7.75%, 1/14/31	500	736
6.38%, 10/23/34	500	697
5.00%, 1/13/37	500	624
3.70%, 2/2/42	500	544
Republic of Italy Government International Bond,
5.38%, 6/15/33	175	192
Republic of Poland Government International Bond,
5.13%, 4/21/21	150	158
3.00%, 3/17/23	1,000	1,027
4.00%, 1/22/24	150	161
Uruguay Government International Bond,
7.63%, 3/21/36	250	356
4.13%, 11/20/45	400	408
5.10%, 6/18/50	750	843

		30,944

Supermarkets & Pharmacies - 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	134

Supranationals - 1.3%
African Development Bank,
1.25%, 7/26/21	500	494
3.00%, 9/20/23	750	784
Asian Development Bank,
2.25%, 1/20/21	5,000	5,022
2.13%, 11/24/21	100	101
2.00%, 4/24/26	1,000	1,003
2.50%, 11/2/27	500	515
Corp. Andina de Fomento,
4.38%, 6/15/22	613	645
European Bank for Reconstruction & Development,
1.13%, 8/24/20	500	495
2.75%, 3/7/23	500	516
European Investment Bank,
2.00%, 3/15/21	4,500	4,507
2.38%, 5/13/21	2,500	2,525
2.13%, 10/15/21	200	201
2.25%, 3/15/22	250	253
3.25%, 1/29/24	250	265
2.25%, 6/24/24	2,000	2,038
2.50%, 10/15/24	1,000	1,032
2.13%, 4/13/26	1,500	1,514
4.88%, 2/15/36	200	263

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.9% continued
Supranationals - 1.3% continued
Inter-American Development Bank,
1.88%, 3/15/21	$250	$250
2.63%, 4/19/21	2,000	2,026
1.25%, 9/14/21	550	543
1.75%, 9/14/22	400	399
3.00%, 2/21/24	150	158
2.13%, 1/15/25	500	506
2.00%, 6/2/26	1,000	1,001
3.13%, 9/18/28	1,000	1,086
3.88%, 10/28/41	200	240
International Bank for Reconstruction & Development,
2.25%, 6/24/21	500	504
2.75%, 7/23/21	4,000	4,074
1.38%, 9/20/21	2,000	1,980
2.00%, 1/26/22	235	236
1.63%, 2/10/22	1,000	996
2.50%, 11/25/24	600	619
2.13%, 3/3/25	700	709
2.50%, 7/29/25	500	516
4.75%, 2/15/35	25	32
International Finance Corp.,
2.25%, 1/25/21	155	156
1.13%, 7/20/21	1,000	986
2.88%, 7/31/23	1,321	1,374
Nordic Investment Bank,
1.50%, 9/29/20	200	199
2.25%, 2/1/21	667	670
2.25%, 5/21/24	1,000	1,017

		42,450

Travel & Lodging - 0.0%
Carnival Corp.,
3.95%, 10/15/20	250	255

Winding Up Agencies - 0.0%
FMS Wertmanagement,
2.75%, 3/6/23	1,500	1,548

Wireless Telecommunications Services - 0.2%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	295	302
6.13%, 11/15/37	505	649
Rogers Communications, Inc.,
3.00%, 3/15/23	80	81
3.63%, 12/15/25	1,000	1,056
4.50%, 3/15/43	45	49
5.45%, 10/1/43	130	156
Vodafone Group PLC,
3.75%, 1/16/24	420	439
4.13%, 5/30/25	895	952
7.88%, 2/15/30	15	20
6.15%, 2/27/37	1,065	1,294
4.38%, 2/19/43	95	93
5.25%, 5/30/48	135	149

		5,240

Wireline Telecommunications Services - 0.1%
British Telecommunications PLC,
9.63%, 12/15/30	100	151
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	576
Orange S.A.,
9.00%, 3/1/31	610	930
Telefonica Emisiones S.A.,
5.46%, 2/16/21	155	162
4.57%, 4/27/23	240	260
4.10%, 3/8/27	1,010	1,073
7.05%, 6/20/36	205	268

		3,420

Total Foreign Issuer Bonds (Cost $214,432)		222,620

U.S. GOVERNMENT AGENCIES - 28.9%(12)
Fannie Mae - 12.6%
2.88%, 10/30/20	1,000	1,013
2.75%, 6/22/21	5,000	5,090
2.88%, 9/12/23	1,500	1,562
2.63%, 9/6/24	1,000	1,038
2.13%, 4/24/26	1,000	1,007
7.13%, 1/15/30	1,500	2,176
6.63%, 11/15/30	200	286
5.63%, 7/15/37	500	705
Fannie Mae-Aces, Series 2012-M17, Class A2,
2.18%, 11/25/22	169	170

NORTHERN FUNDS QUARTERLY REPORT    43    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Fannie Mae - 12.6% continued
Fannie Mae-Aces, Series 2012-M2, Class A2,
2.72%, 2/25/22	$117	$119
Fannie Mae-Aces, Series 2012-M4, Class 1A2,
2.98%, 4/25/22	110	112
Fannie Mae-Aces, Series 2012-M5, Class A2,
2.72%, 2/25/22	124	126
Fannie Mae-Aces, Series 2012-M9, Class A2,
2.48%, 4/25/22	165	166
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23	190	198
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.68%, 2/25/43(1) (2)	150	157
Fannie Mae-Aces, Series 2013-M6, Class 2A,
2.61%, 3/25/23(1) (2)	112	113
Fannie Mae-Aces, Series 2013-M7, Class A2,
2.28%, 12/27/22	116	117
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23	97	98
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24	100	104
Fannie Mae-Aces, Series 2014-M3, Class A2,
3.50%, 1/25/24	334	352
Fannie Mae-Aces, Series 2014-M4, Class A2,
3.35%, 3/25/24	545	570
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	150	152
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.92%, 4/25/25(1) (2)	500	515
Fannie Mae-Aces, Series 2015-M3, Class A2,
2.72%, 10/25/24	250	255
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	100	102
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	100	101
Fannie Mae-Aces, Series 2016-M5, Class A2,
2.47%, 4/25/26	250	251
Fannie Mae-Aces, Series 2016-M7, Class AV2,
2.16%, 10/25/23	250	250
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	100	99
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.50%, 10/25/26(1) (2)	100	100
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	125	128
Fannie Mae-Aces, Series 2017-M2, Class A2,
2.88%, 2/25/27(1) (2)	100	103
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.67%, 12/25/26(1) (2)	150	151
Fannie Mae-Aces, Series 2017-M5, Class A2,
3.30%, 4/25/29(1) (2)	125	131
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	300	312
Fannie Mae-Aces, Series 2018-M1, Class A2,
3.09%, 12/25/27(1) (2)	250	259
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.50%, 7/25/28(1) (2)	200	214
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.82%, 9/25/30(1) (2)	200	219
Fannie Mae-Aces, Series 2018-M2, Class A2,
3.00%, 1/25/28(1) (2)	125	129

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Fannie Mae - 12.6% continued
Fannie Mae-Aces, Series 2018-M3, Class A2,
3.19%, 2/25/30(1) (2)	$100	$104
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.14%, 3/25/28(1) (2)	100	104
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.44%, 6/25/28(1) (2)	100	106
Fannie Mae-Aces, Series 2019-M1, Class A2,
3.67%, 9/25/28(1) (2)	250	271
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	150	163
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	200	209
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 4/25/29	200	206
Pool #255376,
6.00%, 8/1/19(13)	—	—
Pool #256792,
6.50%, 6/1/22	12	12
Pool #256925,
6.00%, 10/1/37	17	19
Pool #256959,
6.00%, 11/1/37	90	102
Pool #257042,
6.50%, 1/1/38	191	220
Pool #257106,
4.50%, 1/1/28	2	2
Pool #257237,
4.50%, 6/1/28	28	29
Pool #357630,
5.00%, 10/1/19	1	1
Pool #707791,
5.00%, 6/1/33	103	112
Pool #725425,
5.50%, 4/1/34	39	43
Pool #730811,
4.50%, 8/1/33	82	88
Pool #735222,
5.00%, 2/1/35	23	25
Pool #735358,
5.50%, 2/1/35	93	104
Pool #735502,
6.00%, 4/1/35	14	15
Pool #737853,
5.00%, 9/1/33	202	220
Pool #745336,
5.00%, 3/1/36	477	522
Pool #745418,
5.50%, 4/1/36	35	38
Pool #745754,
5.00%, 9/1/34	261	284
Pool #745826,
6.00%, 7/1/36	134	152
Pool #747383,
5.50%, 10/1/33	94	100
Pool #755632,
5.00%, 4/1/34	72	77
Pool #772730,
5.00%, 4/1/34	82	89
Pool #790406,
6.00%, 9/1/34	50	57
Pool #793666,
5.50%, 9/1/34	66	73
Pool #796250,
5.50%, 11/1/34	43	48
Pool #800471,
5.50%, 10/1/34	226	251
Pool #807701,
4.50%, 12/1/19	1	1
Pool #811944,
4.50%, 1/1/20	2	3
Pool #817795,
6.00%, 8/1/36	21	24
Pool #826057,
5.00%, 7/1/35	55	60
Pool #826585,
5.00%, 8/1/35	108	118
Pool #828523,
5.00%, 7/1/35	37	40

NORTHERN FUNDS QUARTERLY REPORT    45    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Fannie Mae - 12.6% continued
Pool #831676,
6.50%, 8/1/36	$14	$17
Pool #832628,
5.50%, 9/1/20	6	6
Pool #833067,
5.50%, 9/1/35	131	145
Pool #833163,
5.00%, 9/1/35	67	73
Pool #840577,
5.00%, 10/1/20	3	4
Pool #844909,
4.50%, 10/1/20(13)	—	—
Pool #845425,
6.00%, 2/1/36	71	81
Pool #847921,
5.50%, 11/1/20	21	21
Pool #863759,
4.00%, 12/1/20	1	1
Pool #864435,
4.50%, 12/1/20	12	13
Pool #868435,
6.00%, 4/1/36	114	127
Pool #869710,
6.00%, 4/1/36	52	59
Pool #871135,
6.00%, 1/1/37	33	36
Pool #880505,
6.00%, 8/1/21	3	3
Pool #881818,
6.50%, 8/1/36	88	102
Pool #885769,
6.00%, 6/1/36	5	6
Pool #885866,
6.00%, 6/1/36	75	84
Pool #887111,
5.50%, 5/1/20	1	1
Pool #888100,
5.50%, 9/1/36	164	182
Pool #888152,
5.00%, 5/1/21	3	3
Pool #888205,
6.50%, 2/1/37	32	37
Pool #888447,
4.00%, 5/1/21	5	5
Pool #889224,
5.50%, 1/1/37	179	199
Pool #889390,
6.00%, 3/1/23	13	13
Pool #889401,
6.00%, 3/1/38	77	87
Pool #889415,
6.00%, 5/1/37	340	386
Pool #889579,
6.00%, 5/1/38	165	187
Pool #889630,
6.50%, 3/1/38	22	25
Pool #889970,
5.00%, 12/1/36	131	143
Pool #890234,
6.00%, 10/1/38	75	85
Pool #890329,
4.00%, 4/1/26	812	852
Pool #890339,
5.00%, 9/1/20	2	2
Pool #890796,
3.50%, 12/1/45	3,048	3,161
Pool #893363,
5.00%, 6/1/36	42	46
Pool #893366,
5.00%, 4/1/35	71	77
Pool #898417,
6.00%, 10/1/36	18	20
Pool #899079,
5.00%, 3/1/37	43	47
Pool #902414,
5.50%, 11/1/36	89	99
Pool #906090,
5.50%, 1/1/37	102	113
Pool #910147,
5.00%, 3/1/22	16	17
Pool #912414,
4.50%, 1/1/22	14	14
Pool #915499,
5.00%, 3/1/37	61	65

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Fannie Mae - 12.6% continued
Pool #918515,
5.00%, 6/1/37	$73	$79
Pool #923123,
5.00%, 4/1/36	9	10
Pool #923166,
7.50%, 1/1/37	6	6
Pool #928261,
4.50%, 3/1/36	68	73
Pool #928584,
6.50%, 8/1/37	240	281
Pool #928909,
6.00%, 12/1/37	1	1
Pool #928915,
6.00%, 11/1/37	8	9
Pool #930606,
4.00%, 2/1/39	478	504
Pool #931195,
4.50%, 5/1/24	76	79
Pool #932023,
5.00%, 1/1/38	63	69
Pool #932741,
4.50%, 4/1/40	314	338
Pool #934466,
5.50%, 9/1/23	37	39
Pool #940623,
5.50%, 8/1/37	28	31
Pool #943388,
6.00%, 6/1/37	139	157
Pool #943617,
6.00%, 8/1/37	60	68
Pool #945876,
5.50%, 8/1/37	9	10
Pool #946527,
7.00%, 9/1/37	15	16
Pool #947216,
6.00%, 10/1/37	41	46
Pool #949391,
5.50%, 8/1/22	1	1
Pool #953018,
6.50%, 10/1/37	58	66
Pool #953910,
6.00%, 11/1/37	40	45
Pool #955771,
6.50%, 10/1/37	37	41
Pool #959604,
6.50%, 11/1/37	9	10
Pool #959880,
5.50%, 11/1/37	19	21
Pool #962687,
5.00%, 4/1/38	95	103
Pool #963735,
4.50%, 6/1/23	38	39
Pool #965389,
6.00%, 10/1/23	25	26
Pool #966660,
6.00%, 12/1/37	1	2
Pool #968037,
6.00%, 1/1/38	27	29
Pool #969632,
6.50%, 1/1/38	24	27
Pool #970013,
4.50%, 6/1/38	131	138
Pool #972452,
5.50%, 3/1/38	151	164
Pool #975365,
5.00%, 6/1/23	20	20
Pool #976963,
5.50%, 2/1/38	988	1,096
Pool #981704,
5.00%, 6/1/23	59	60
Pool #981854,
5.50%, 7/1/38	61	67
Pool #984075,
4.50%, 6/1/23	18	19
Pool #986760,
5.50%, 7/1/38	256	281
Pool #987114,
5.50%, 9/1/23	5	5
Pool #987115,
5.50%, 9/1/23	10	10
Pool #992472,
6.00%, 10/1/38	10	11
Pool #992491,
4.50%, 10/1/23	22	22

NORTHERN FUNDS QUARTERLY REPORT    47    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9% (12) continued
Fannie Mae - 12.6% continued
Pool #993055,
5.50%, 12/1/38	$18	$20
Pool #995018,
5.50%, 6/1/38	56	62
Pool #995203,
5.00%, 7/1/35	394	428
Pool #995266,
5.00%, 12/1/23	164	169
Pool #995879,
6.00%, 4/1/39	76	85
Pool #AA0649,
5.00%, 12/1/38	235	258
Pool #AA2939,
4.50%, 4/1/39	459	495
Pool #AA4482,
4.00%, 4/1/39	381	402
Pool #AA4562,
4.50%, 9/1/39	395	427
Pool #AA8978,
4.50%, 7/1/39	102	109
Pool #AA9357,
4.50%, 8/1/39	388	417
Pool #AB1048,
4.50%, 5/1/40	572	614
Pool #AB2067,
3.50%, 1/1/41	803	833
Pool #AB2092,
4.00%, 1/1/41	406	431
Pool #AB2272,
4.50%, 2/1/41	552	598
Pool #AB2693,
4.50%, 4/1/41	384	414
Pool #AB2768,
4.50%, 4/1/41	434	466
Pool #AB3035,
5.00%, 5/1/41	655	712
Pool #AB3246,
5.00%, 7/1/41	155	168
Pool #AB4057,
4.00%, 12/1/41	1,591	1,678
Pool #AB4293,
3.50%, 1/1/42	1,001	1,039
Pool #AB5049,
4.00%, 4/1/42	1,584	1,671
Pool #AB6016,
3.50%, 8/1/42	702	729
Pool #AB6293,
3.50%, 9/1/27	1,025	1,060
Pool #AB6472,
2.00%, 10/1/27	447	446
Pool #AB7076,
3.00%, 11/1/42	2,325	2,365
Pool #AB7503,
3.00%, 1/1/43	1,009	1,026
Pool #AB7733,
3.00%, 1/1/43	2,091	2,127
Pool #AB8787,
2.00%, 3/1/28	959	958
Pool #AB8823,
3.00%, 3/1/43	3,802	3,867
Pool #AB9019,
3.00%, 4/1/43	854	869
Pool #AB9136,
2.50%, 4/1/43	101	101
Pool #AB9363,
3.50%, 5/1/43	2,348	2,438
Pool #AB9990,
3.00%, 7/1/33	204	208
Pool #AC2947,
5.50%, 9/1/39	367	392
Pool #AC2969,
5.00%, 9/1/39	1,586	1,724
Pool #AC3263,
4.50%, 9/1/29	151	160
Pool #AC3312,
4.50%, 10/1/39	793	852
Pool #AC4861,
4.50%, 11/1/24	188	194
Pool #AC5040,
4.00%, 10/1/24	99	103
Pool #AC6118,
4.50%, 11/1/39	224	240
Pool #AC6742,
4.50%, 1/1/40	881	948

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9% (12) continued
Fannie Mae - 12.6% continued
Pool #AC8518,
5.00%, 12/1/39	$344	$374
Pool #AC9581,
5.50%, 1/1/40	747	808
Pool #AD0119,
6.00%, 7/1/38	226	257
Pool #AD0585,
4.50%, 12/1/39	420	455
Pool #AD0639,
6.00%, 12/1/38	64	71
Pool #AD0969,
5.50%, 8/1/37	289	321
Pool #AD5241,
4.50%, 7/1/40	248	263
Pool #AD5525,
5.00%, 6/1/40	342	371
Pool #AD5556,
4.00%, 6/1/25	72	75
Pool #AD7859,
5.00%, 6/1/40	216	233
Pool #AE0949,
4.00%, 2/1/41	923	974
Pool #AE0971,
4.00%, 5/1/25	65	68
Pool #AE0981,
3.50%, 3/1/41	739	763
Pool #AE1807,
4.00%, 10/1/40	1,189	1,254
Pool #AE3873,
4.50%, 10/1/40	171	183
Pool #AE5436,
4.50%, 10/1/40	226	243
Pool #AE7758,
3.50%, 11/1/25	139	144
Pool #AH0525,
4.00%, 12/1/40	976	1,029
Pool #AH1295,
3.50%, 1/1/26	268	279
Pool #AH3226,
5.00%, 2/1/41	64	69
Pool #AH4158,
4.00%, 1/1/41	174	183
Pool #AH4450,
3.00%, 1/1/26	162	165
Pool #AH5573,
4.00%, 2/1/41	814	859
Pool #AH5614,
3.50%, 2/1/26	271	282
Pool #AH8854,
4.50%, 4/1/41	248	267
Pool #AI1247,
4.00%, 4/1/26	129	135
Pool #AI3470,
4.50%, 6/1/41	352	378
Pool #AI4361,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 8.05% Cap),
4.55%, 9/1/41(2)	13	14
Pool #AI4380,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 7.97% Cap),
4.68%, 11/1/41(2)	16	17
Pool #AI5603,
4.50%, 7/1/41	203	219
Pool #AI7743,
4.00%, 8/1/41	181	188
Pool #AI9137,
2.50%, 11/1/27	1,188	1,198
Pool #AI9555,
4.00%, 9/1/41	500	527
Pool #AI9828,
(Floating, ICE LIBOR USD 1Y + 1.82%, 1.82% Floor, 7.87% Cap),
4.68%, 11/1/41(2)	26	27
Pool #AJ2001,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 8.02% Cap),
4.66%, 10/1/41(2)	17	17
Pool #AJ4093,
3.50%, 10/1/26	70	72
Pool #AJ4408,
4.50%, 10/1/41	106	114
Pool #AJ6086,
3.00%, 12/1/26	214	219
Pool #AJ9152,
3.50%, 12/1/26	858	886

NORTHERN FUNDS QUARTERLY REPORT    49    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Fannie Mae - 12.6% continued
Pool #AJ9218,
4.00%, 2/1/42	$694	$732
Pool #AJ9326,
3.50%, 1/1/42	1,146	1,191
Pool #AJ9355,
3.00%, 1/1/27	472	483
Pool #AK4813,
3.50%, 3/1/42	484	503
Pool #AK4945,
3.50%, 2/1/42	535	555
Pool #AK7766,
2.50%, 3/1/27	568	573
Pool #AK9444,
4.00%, 3/1/42	191	201
Pool #AL0442,
5.50%, 6/1/40	88	97
Pool #AL0766,
4.00%, 9/1/41	1,152	1,217
Pool #AL1449,
4.00%, 1/1/42	1,215	1,282
Pool #AL1849,
6.00%, 2/1/39	334	378
Pool #AL1939,
3.50%, 6/1/42	1,243	1,291
Pool #AL2243,
4.00%, 3/1/42	1,182	1,246
Pool #AL2303,
4.50%, 6/1/26	126	129
Pool #AL2326,
4.50%, 4/1/42	2,321	2,492
Pool #AL2397,
(Floating, ICE LIBOR USD 1Y + 1.72%, 1.72% Floor, 7.68% Cap),
2.76%, 8/1/42(2)	92	95
Pool #AL2438,
3.00%, 9/1/27	1,132	1,158
Pool #AL2893,
3.50%, 12/1/42	2,899	3,027
Pool #AL3396,
2.50%, 3/1/28	513	518
Pool #AL3803,
3.00%, 6/1/28	963	985
Pool #AL4408,
4.50%, 11/1/43	1,389	1,497
Pool #AL4462,
2.50%, 6/1/28	929	937
Pool #AL4908,
4.00%, 2/1/44	1,098	1,162
Pool #AL5167,
3.50%, 1/1/34	287	298
Pool #AL5254,
3.00%, 11/1/27	671	687
Pool #AL5377,
4.00%, 6/1/44	2,878	3,049
Pool #AL5734,
3.50%, 9/1/29	883	919
Pool #AL5785,
4.00%, 9/1/44	1,683	1,792
Pool #AL6488,
3.50%, 8/1/43	608	632
Pool #AL7807,
3.00%, 11/1/30	2,340	2,394
Pool #AL8469,
3.50%, 4/1/31	414	431
Pool #AL8908,
3.00%, 8/1/46	848	865
Pool #AL8951,
3.00%, 8/1/46	789	802
Pool #AL9582,
3.00%, 12/1/31	1,067	1,091
Pool #AO0752,
3.00%, 4/1/42	668	679
Pool #AO0800,
3.00%, 4/1/27	443	453
Pool #AO2973,
3.50%, 5/1/42	1,429	1,489
Pool #AO4136,
3.50%, 6/1/42	883	916
Pool #AO7970,
2.50%, 6/1/27	298	300
Pool #AO8031,
3.50%, 7/1/42	2,398	2,489
Pool #AO8629,
3.50%, 7/1/42	409	425
Pool #AP6273,
3.00%, 10/1/42	670	681

FIXED INCOME INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Fannie Mae - 12.6% continued
Pool #AQ6784,
3.50%, 12/1/42	$745	$773
Pool #AQ8185,
2.50%, 1/1/28	182	184
Pool #AQ8647,
3.50%, 12/1/42	1,097	1,138
Pool #AR1706,
2.50%, 1/1/28	2,807	2,832
Pool #AR3054,
3.00%, 1/1/28	658	674
Pool #AR3792,
3.00%, 2/1/43	627	637
Pool #AR8151,
3.00%, 3/1/43	1,214	1,235
Pool #AR9188,
2.50%, 3/1/43	147	147
Pool #AR9582,
3.00%, 3/1/43	397	405
Pool #AS0018,
3.00%, 7/1/43	2,594	2,638
Pool #AS0275,
3.00%, 8/1/33	255	260
Pool #AS3294,
4.00%, 9/1/44	1,976	2,068
Pool #AS3600,
3.00%, 10/1/29	1,512	1,546
Pool #AS3657,
4.50%, 10/1/44	1,244	1,323
Pool #AS4085,
4.00%, 12/1/44	582	616
Pool #AS4306,
3.00%, 1/1/45	1,123	1,139
Pool #AS4458,
3.50%, 2/1/45	3,553	3,682
Pool #AS4715,
3.00%, 4/1/45	980	996
Pool #AS5090,
2.50%, 6/1/30	358	360
Pool #AS5324,
2.50%, 7/1/30	811	818
Pool #AS5500,
3.00%, 7/1/35	402	409
Pool #AS5666,
4.00%, 8/1/45	1,229	1,286
Pool #AS5892,
3.50%, 10/1/45	1,617	1,668
Pool #AS6192,
3.50%, 11/1/45	3,037	3,141
Pool #AS6262,
3.50%, 11/1/45	1,815	1,872
Pool #AS6332,
3.50%, 12/1/45	2,033	2,097
Pool #AS6398,
3.50%, 12/1/45	1,404	1,448
Pool #AS6730,
3.50%, 2/1/46	2,600	2,681
Pool #AS6887,
2.50%, 3/1/31	756	762
Pool #AS7149,
3.00%, 5/1/46	1,418	1,446
Pool #AS7157,
3.00%, 5/1/46	891	903
Pool #AS7247,
4.00%, 5/1/46	599	626
Pool #AS7343,
3.00%, 6/1/46	854	865
Pool #AS7480,
2.00%, 7/1/31	201	199
Pool #AS7580,
3.00%, 7/1/46	1,017	1,030
Pool #AS8067,
3.00%, 10/1/46	1,389	1,412
Pool #AS8074,
3.00%, 10/1/46	826	836
Pool #AS8178,
3.00%, 10/1/36	255	260
Pool #AS8194,
2.50%, 10/1/31	2,496	2,516
Pool #AS8424,
3.00%, 12/1/36	394	401
Pool #AS8483,
3.00%, 12/1/46	1,260	1,276
Pool #AS8591,
2.00%, 1/1/32	386	382

NORTHERN FUNDS QUARTERLY REPORT    51    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Fannie Mae - 12.6% continued
Pool #AS8614,
3.50%, 1/1/32	$269	$280
Pool #AS8699,
4.00%, 1/1/47	3,598	3,759
Pool #AS8787,
2.00%, 2/1/32	209	207
Pool #AS8960,
4.00%, 3/1/47	792	834
Pool #AS9505,
3.00%, 4/1/32	767	784
Pool #AS9615,
4.50%, 5/1/47	1,240	1,307
Pool #AT0666,
3.50%, 4/1/43	483	503
Pool #AT2720,
3.00%, 5/1/43	1,107	1,129
Pool #AT3164,
3.00%, 4/1/43	1,887	1,920
Pool #AT3180,
3.00%, 5/1/43	2,330	2,370
Pool #AT5026,
3.00%, 5/1/43	2,015	2,049
Pool #AU1657,
2.50%, 7/1/28	437	441
Pool #AU1689,
3.50%, 8/1/43	2,376	2,466
Pool #AU1808,
3.00%, 8/1/43	1,907	1,940
Pool #AU3164,
3.00%, 8/1/33	226	231
Pool #AU5918,
3.00%, 9/1/43	1,800	1,831
Pool #AU5919,
3.50%, 9/1/43	1,267	1,316
Pool #AV0691,
4.00%, 12/1/43	2,266	2,397
Pool #AV2339,
4.00%, 12/1/43	500	529
Pool #AW8167,
3.50%, 2/1/42	578	600
Pool #AW8595,
3.00%, 8/1/29	370	378
Pool #AX2163,
3.50%, 11/1/44	751	776
Pool #AX4413,
4.00%, 11/1/44	1,397	1,462
Pool #AX4839,
3.50%, 11/1/44	1,395	1,444
Pool #AX6139,
4.00%, 11/1/44	1,810	1,907
Pool #AY0544,
2.50%, 8/1/27	1,270	1,281
Pool #AY3062,
3.00%, 11/1/26	430	440
Pool #AY5580,
3.50%, 6/1/45	4,461	4,613
Pool #AY9555,
3.00%, 5/1/45	1,561	1,584
Pool #AZ1449,
3.00%, 7/1/45	1,067	1,082
Pool #AZ2936,
3.00%, 9/1/45	555	563
Pool #AZ2947,
4.00%, 9/1/45	1,321	1,382
Pool #AZ4775,
3.50%, 10/1/45	906	935
Pool #AZ6684,
3.00%, 2/1/31	756	773
Pool #BA2911,
3.00%, 11/1/30	390	398
Pool #BC0326,
3.50%, 12/1/45	662	683
Pool #BC0822,
3.50%, 4/1/46	6,007	6,193
Pool #BC1105,
3.50%, 2/1/46	2,419	2,495
Pool #BC1510,
3.00%, 8/1/46	709	718
Pool #BC9096,
3.50%, 12/1/46	955	983
Pool #BE3171,
2.50%, 2/1/32	793	800
Pool #BH1130,
3.50%, 4/1/32	648	672

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Fannie Mae - 12.6% continued
Pool #BH5784,
3.00%, 11/1/32	$2,650	$2,711
Pool #BH7032,
3.50%, 12/1/47	657	676
Pool #BH7106,
3.50%, 1/1/48	1,364	1,403
Pool #BH9215,
3.50%, 1/1/48	2,388	2,459
Pool #BJ0648,
3.50%, 3/1/48	1,419	1,459
Pool #BJ9181,
5.00%, 5/1/48	1,178	1,249
Pool #BJ9260,
4.00%, 4/1/48	1,451	1,509
Pool #BJ9977,
4.00%, 5/1/48	635	665
Pool #BK0276,
4.00%, 9/1/48	532	553
Pool #BK0920,
4.00%, 7/1/48	3,190	3,313
Pool #BK0922,
4.50%, 7/1/48	487	511
Pool #BK4740,
4.00%, 8/1/48	818	850
Pool #BK4764,
4.00%, 8/1/48	954	991
Pool #BK4816,
4.00%, 9/1/48	1,548	1,608
Pool #BM1687,
4.00%, 1/1/47	3,172	3,319
Pool #BM1787,
4.00%, 9/1/47	1,978	2,083
Pool #BM2001,
3.50%, 12/1/46	371	382
Pool #BM3286,
4.50%, 11/1/47	236	248
Pool #BM4151,
2.50%, 6/1/32	2,529	2,548
Pool #BM5288,
3.50%, 1/1/34	1,028	1,061
Pool #BM5466,
2.50%, 10/1/43	865	863
Pool #BM5804,
5.00%, 1/1/49	1,680	1,782
Pool #BN1176,
4.50%, 11/1/48	696	731
Pool #BN1628,
4.50%, 11/1/48	609	637
Pool #BN5947,
6/1/49(10)	575	589
Pool #BN6683,
6/1/49(10)	1,565	1,602
Pool #CA0110,
3.50%, 8/1/47	1,691	1,742
Pool #CA0619,
4.00%, 10/1/47	412	428
Pool #CA0620,
4.00%, 10/1/47	4,216	4,388
Pool #CA0656,
3.50%, 11/1/47	2,204	2,274
Pool #CA0859,
3.50%, 12/1/47	2,223	2,286
Pool #CA0917,
3.50%, 12/1/47	1,322	1,364
Pool #CA1370,
4.00%, 3/1/48	837	876
Pool #CA1378,
4.00%, 3/1/48	890	925
Pool #CA1564,
4.50%, 4/1/48	466	490
Pool #CA1711,
4.50%, 5/1/48	1,401	1,472
Pool #CA1902,
4.50%, 6/1/48	1,375	1,461
Pool #CA1909,
4.50%, 6/1/48	668	702
Pool #CA1951,
4.00%, 7/1/48	1,017	1,057
Pool #CA1952,
4.50%, 6/1/48	507	533
Pool #CA2056,
4.50%, 7/1/48	673	707
Pool #CA2208,
4.50%, 8/1/48	481	505

NORTHERN FUNDS QUARTERLY REPORT    53    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Fannie Mae - 12.6%continued
Pool #CA2256,
3.50%, 8/1/33	$890	$924
Pool #CA2366,
3.50%, 9/1/48	765	785
Pool #CA2375,
4.00%, 9/1/48	3,243	3,370
Pool #CA2559,
4.00%, 11/1/33	1,111	1,162
Pool #CA2616,
3.50%, 11/1/48	1,979	2,045
Pool #MA0361,
4.00%, 3/1/30	146	150
Pool #MA0667,
4.00%, 3/1/31	369	385
Pool #MA0706,
4.50%, 4/1/31	436	464
Pool #MA0711,
3.50%, 4/1/31	232	241
Pool #MA0804,
4.00%, 7/1/31	242	253
Pool #MA0976,
3.50%, 2/1/32	526	546
Pool #MA1107,
3.50%, 7/1/32	660	685
Pool #MA1138,
3.50%, 8/1/32	360	373
Pool #MA1141,
3.00%, 8/1/32	185	188
Pool #MA1200,
3.00%, 10/1/32	1,011	1,030
Pool #MA1239,
3.50%, 11/1/32	492	510
Pool #MA1432,
3.00%, 5/1/33	1,023	1,042
Pool #MA1511,
2.50%, 7/1/33	308	308
Pool #MA1764,
4.00%, 1/1/34	434	458
Pool #MA2320,
3.00%, 7/1/35	902	919
Pool #MA2473,
3.50%, 12/1/35	392	405
Pool #MA2489,
2.50%, 12/1/30	1,212	1,221
Pool #MA2512,
4.00%, 1/1/46	548	573
Pool #MA2670,
3.00%, 7/1/46	2,316	2,347
Pool #MA2672,
3.00%, 7/1/36	508	517
Pool #MA2705,
3.00%, 8/1/46	1,636	1,658
Pool #MA2737,
3.00%, 9/1/46	742	752
Pool #MA2738,
3.00%, 9/1/36	733	747
Pool #MA2771,
3.00%, 10/1/46	801	812
Pool #MA2775,
2.50%, 10/1/31	418	422
Pool #MA2781,
2.50%, 10/1/46	518	515
Pool #MA2804,
3.00%, 11/1/36	904	921
Pool #MA2817,
2.50%, 11/1/36	398	398
Pool #MA2841,
2.50%, 12/1/36	162	162
Pool #MA2863,
3.00%, 1/1/47	11,641	11,781
Pool #MA2895,
3.00%, 2/1/47	672	681
Pool #MA2929,
3.50%, 3/1/47	3,966	4,083
Pool #MA3028,
3.50%, 6/1/37	828	854
Pool #MA3057,
3.50%, 7/1/47	2,077	2,140
Pool #MA3058,
4.00%, 7/1/47	799	834
Pool #MA3059,
3.50%, 7/1/37	160	165
Pool #MA3073,
4.50%, 7/1/47	1,547	1,629

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Fannie Mae - 12.6% continued
Pool #MA3121,
4.00%, 9/1/47	$7,864	$8,194
Pool #MA3127,
3.00%, 9/1/37	342	348
Pool #MA3150,
4.50%, 10/1/47	749	789
Pool #MA3181,
3.50%, 11/1/37	255	263
Pool #MA3182,
3.50%, 11/1/47	2,182	2,247
Pool #MA3184,
4.50%, 11/1/47	231	244
Pool #MA3185,
3.00%, 11/1/37	435	443
Pool #MA3188,
3.00%, 11/1/32	1,199	1,226
Pool #MA3211,
4.00%, 12/1/47	424	441
Pool #MA3239,
4.00%, 1/1/48	1,802	1,875
Pool #MA3276,
3.50%, 2/1/48	1,869	1,925
Pool #MA3281,
4.00%, 2/1/38	862	900
Pool #MA3334,
4.50%, 4/1/48	1,571	1,651
Pool #MA3385,
4.50%, 6/1/48	627	656
Pool #MA3412,
3.50%, 7/1/38	549	566
Pool #MA3413,
4.00%, 7/1/38	203	211
Pool #MA3443,
4.00%, 8/1/48	768	793
Pool #MA3444,
4.50%, 8/1/48	637	666
Pool #MA3467,
4.00%, 9/1/48	766	792
Pool #MA3492,
4.00%, 10/1/38	184	192
Pool #MA3547,
3.00%, 12/1/33	971	990
Pool #MA3590,
2/1/39(10)	200	208
Pool #MA3685,
6/1/49(10)	997	1,007
Pool #MA3692,
7/1/49(10)	860	880
Pool #MA3695,
7/1/34(10)	400	408
Pool TBA,
7/1/49(10)	41,200	42,449

		408,323

Federal Home Loan Bank – 0.4%
1.38%, 9/28/20	2,000	1,987
2.63%, 10/1/20	5,000	5,043
2.25%, 1/29/21	1,000	1,000
3.00%, 10/12/21	3,000	3,080
5.50%, 7/15/36	500	698

		11,808

Freddie Mac - 0.8%
2.38%, 1/13/22	1,500	1,522
2.75%, 6/19/23	2,000	2,071
6.75%, 3/15/31	1,200	1,745
Freddie Mac Multifamily Structured Pass Through Certificates, Series K017, Class A2,
2.87%, 12/25/21	97	98
Freddie Mac Multifamily Structured Pass Through Certificates, Series K018, Class A2,
2.79%, 1/25/22	500	508
Freddie Mac Multifamily Structured Pass Through Certificates, Series K020, Class A2,
2.37%, 5/25/22	150	151
Freddie Mac Multifamily Structured Pass Through Certificates, Series K023, Class A2,
2.31%, 8/25/22	350	353
Freddie Mac Multifamily Structured Pass Through Certificates, Series K024, Class A2,
2.57%, 9/25/22	200	203

NORTHERN FUNDS QUARTERLY REPORT    55    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Freddie Mac - 0.8% continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K027, Class A2,
2.64%, 1/25/23	$750	$764
Freddie Mac Multifamily Structured Pass Through Certificates, Series K028, Class A2,
3.11%, 2/25/23	300	310
Freddie Mac Multifamily Structured Pass Through Certificates, Series K029, Class A2,
3.32%, 2/25/23	250	260
Freddie Mac Multifamily Structured Pass Through Certificates, Series K030, Class A2,
3.25%, 4/25/23	300	312
Freddie Mac Multifamily Structured Pass Through Certificates, Series K031, Class A2,
3.30%, 4/25/23	227	237
Freddie Mac Multifamily Structured Pass Through Certificates, Series K032, Class A2,
3.31%, 5/25/23	365	381
Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2,
3.06%, 7/25/23	350	362
Freddie Mac Multifamily Structured Pass Through Certificates, Series K038, Class A2,
3.39%, 3/25/24	295	311
Freddie Mac Multifamily Structured Pass Through Certificates, Series K040, Class A2,
3.24%, 9/25/24	300	315
Freddie Mac Multifamily Structured Pass Through Certificates, Series K041, Class A2,
3.17%, 10/25/24	300	314
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2,
2.67%, 12/25/24	200	204
Freddie Mac Multifamily Structured Pass Through Certificates, Series K043, Class A2,
3.06%, 12/25/24	200	208
Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	250	263
Freddie Mac Multifamily Structured Pass Through Certificates, Series K051, Class A2,
3.31%, 9/25/25	300	318
Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	300	313
Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	257
Freddie Mac Multifamily Structured Pass Through Certificates, Series K055, Class A2,
2.67%, 3/25/26	500	512
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	406
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	250	255
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	370
Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2,
3.12%, 6/25/27	350	367
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	264

FIXED INCOME INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Freddie Mac - 0.8% continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	$150	$159
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	200	211
Freddie Mac Multifamily Structured Pass Through Certificates, Series K070, Class A2,
3.30%, 11/25/27	150	160
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	161
Freddie Mac Multifamily Structured Pass Through Certificates, Series K073, Class A2,
3.35%, 1/25/28	150	160
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	163
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	163
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	200	222
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	221
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	166
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	200	222
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	223
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	222
Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,
3.92%, 9/25/28	350	390
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	225
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	222
Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,
3.42%, 2/25/29	500	538
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	150	163
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	320
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	200	208
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	109
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	100	110

NORTHERN FUNDS QUARTERLY REPORT    57    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Freddie Mac - 0.8% continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	$100	$107
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	108
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	107
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	111
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	112
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	113
Freddie Mac Multifamily Structured Pass Through Certificates, Series K716, Class A2,
3.13%, 6/25/21	500	508
Freddie Mac Multifamily Structured Pass Through Certificates, Series K718, Class A2,
2.79%, 1/25/22	250	254
Freddie Mac Multifamily Structured Pass Through Certificates, Series K719, Class A2,
2.73%, 6/25/22	100	101
Freddie Mac Multifamily Structured Pass Through Certificates, Series K721, Class A2,
3.09%, 8/25/22	1,000	1,026
Freddie Mac Multifamily Structured Pass Through Certificates, Series K722, Class A2,
2.41%, 3/25/23	250	252
Freddie Mac Multifamily Structured Pass Through Certificates, Series K723, Class A2,
2.45%, 8/25/23	250	253
Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2,
3.14%, 10/25/24	200	209
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	200	213
Freddie Mac Multifamily Structured Pass Through Certificates, Series K731, Class A2,
3.60%, 2/25/25	150	160
Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2,
3.70%, 5/25/25	400	430
Freddie Mac Multifamily Structured Pass Through Certificates, Series K733, Class A2,
3.75%, 8/25/25	500	540
Freddie Mac Multifamily Structured Pass Through Certificates, Series K734, Class A2,
3.21%, 2/25/26	200	210
Pool #QA0127,
6/1/49(10)	2,300	2,363
Pool #ZT2091,
6/1/34(10)	495	505

		26,374

Freddie Mac Gold - 7.2%
Pool #A16753,
5.00%, 11/1/33	43	47
Pool #A17665,
5.00%, 1/1/34	46	50
Pool #A27950,
5.50%, 11/1/34	226	251
Pool #A31136,
5.50%, 1/1/35	199	215
Pool #A39306,
5.50%, 11/1/35	128	142

FIXED INCOME INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Freddie Mac Gold - 7.2% continued
Pool #A46224,
5.00%, 7/1/35	$18	$20
Pool #A48104,
5.00%, 1/1/36	59	64
Pool #A51296,
6.00%, 8/1/36	7	7
Pool #A54897,
6.50%, 8/1/36	11	12
Pool #A56110,
5.50%, 12/1/36	117	125
Pool #A57604,
5.00%, 3/1/37	140	152
Pool #A58718,
5.50%, 3/1/37	13	14
Pool #A59081,
5.50%, 4/1/37	153	165
Pool #A61560,
5.50%, 10/1/36	236	262
Pool #A61573,
5.00%, 9/1/34	707	771
Pool #A61597,
5.50%, 12/1/35	33	36
Pool #A64474,
5.50%, 9/1/37	15	16
Pool #A67116,
7.00%, 10/1/37	15	18
Pool #A68761,
5.50%, 9/1/37	125	133
Pool #A69169,
4.50%, 12/1/37	52	55
Pool #A69303,
6.00%, 11/1/37	18	20
Pool #A73778,
5.00%, 2/1/38	79	86
Pool #A74134,
7.00%, 2/1/38	21	22
Pool #A78507,
5.00%, 6/1/38	279	303
Pool #A81606,
6.00%, 9/1/38	17	19
Pool #A83008,
5.50%, 11/1/38	182	199
Pool #A84432,
4.50%, 2/1/39	46	49
Pool #A88476,
4.50%, 9/1/39	1,360	1,461
Pool #A89346,
4.50%, 10/1/39	755	812
Pool #A90749,
4.50%, 1/1/40	585	628
Pool #A91541,
5.00%, 3/1/40	180	195
Pool #A91626,
4.50%, 3/1/40	369	399
Pool #A91942,
4.50%, 4/1/40	270	290
Pool #A94672,
4.50%, 10/1/40	387	416
Pool #A96296,
4.00%, 1/1/41	459	484
Pool #A96310,
4.00%, 1/1/41	342	360
Pool #A96995,
4.00%, 2/1/41	764	807
Pool #A97443,
4.50%, 3/1/41	334	359
Pool #B17658,
4.50%, 1/1/20(13)	—	—
Pool #B18502,
5.50%, 6/1/20	1	1
Pool #B18931,
4.50%, 3/1/20	1	1
Pool #C03457,
4.50%, 2/1/40	234	252
Pool #C03812,
3.50%, 4/1/42	534	559
Pool #C03821,
3.50%, 4/1/42	1,130	1,174
Pool #C04268,
3.00%, 10/1/42	2,487	2,531
Pool #C09004,
3.50%, 7/1/42	383	398
Pool #C09042,
3.50%, 5/1/43	480	499

NORTHERN FUNDS QUARTERLY REPORT    59    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Freddie Mac Gold - 7.2% continued
Pool #C09063,
4.00%, 9/1/44	$390	$409
Pool #C09066,
3.50%, 10/1/44	546	566
Pool #C91009,
5.00%, 11/1/26	10	10
Pool #C91247,
5.00%, 4/1/29	107	114
Pool #C91354,
4.00%, 1/1/31	370	386
Pool #C91370,
4.50%, 5/1/31	188	200
Pool #C91388,
3.50%, 2/1/32	230	238
Pool #C91402,
4.00%, 10/1/31	306	319
Pool #C91408,
3.50%, 11/1/31	226	234
Pool #C91485,
3.50%, 8/1/32	358	372
Pool #C91811,
4.00%, 1/1/35	162	171
Pool #C91826,
3.00%, 5/1/35	298	303
Pool #C91858,
3.00%, 12/1/35	315	322
Pool #C91879,
3.00%, 6/1/36	359	366
Pool #C91891,
3.00%, 9/1/36	381	388
Pool #C91904,
2.50%, 11/1/36	238	239
Pool #C91908,
3.00%, 1/1/37	158	161
Pool #C91949,
3.00%, 9/1/37	421	429
Pool #C91955,
3.00%, 10/1/37	346	352
Pool #C91970,
3.50%, 1/1/38	446	460
Pool #C91971,
4.00%, 1/1/38	169	176
Pool #C92003,
3.50%, 7/1/38	360	371
Pool #C92010,
4.00%, 8/1/38	465	485
Pool #D97564,
5.00%, 1/1/28	104	110
Pool #D99094,
3.00%, 3/1/32	248	253
Pool #E03033,
3.00%, 2/1/27	435	445
Pool #E04044,
3.50%, 8/1/27	739	764
Pool #E04072,
2.50%, 8/1/27	203	205
Pool #G01907,
4.50%, 8/1/34	23	24
Pool #G01974,
5.00%, 12/1/35	223	244
Pool #G02064,
5.00%, 2/1/36	106	116
Pool #G02069,
5.50%, 3/1/36	15	17
Pool #G02386,
6.00%, 11/1/36	168	191
Pool #G02391,
6.00%, 11/1/36	5	6
Pool #G02540,
5.00%, 11/1/34	51	56
Pool #G02649,
6.00%, 1/1/37	8	9
Pool #G02702,
6.50%, 1/1/37	11	12
Pool #G02789,
6.00%, 4/1/37	611	693
Pool #G02911,
6.00%, 4/1/37	8	9
Pool #G02973,
6.00%, 6/1/37	22	25
Pool #G03121,
5.00%, 6/1/36	89	98
Pool #G03134,
5.50%, 8/1/36	39	43

FIXED INCOME INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Freddie Mac Gold - 7.2% continued
Pool #G03176,
5.00%, 8/1/37	$28	$31
Pool #G03218,
6.00%, 9/1/37	23	26
Pool #G03351,
6.00%, 9/1/37	43	49
Pool #G03513,
6.00%, 11/1/37	51	57
Pool #G03600,
7.00%, 11/1/37	21	25
Pool #G03737,
6.50%, 11/1/37	300	342
Pool #G03992,
6.00%, 3/1/38	47	54
Pool #G04287,
5.00%, 5/1/38	94	102
Pool #G04459,
5.50%, 6/1/38	78	85
Pool #G04611,
6.00%, 7/1/38	144	164
Pool #G04650,
6.50%, 9/1/38	79	92
Pool #G04817,
5.00%, 9/1/38	56	61
Pool #G05082,
5.00%, 3/1/38	124	135
Pool #G05167,
4.50%, 2/1/39	154	165
Pool #G05725,
4.50%, 11/1/39	360	389
Pool #G05733,
5.00%, 11/1/39	270	293
Pool #G05870,
4.50%, 4/1/40	444	477
Pool #G05969,
5.00%, 8/1/40	179	193
Pool #G05971,
5.50%, 8/1/40	656	711
Pool #G06020,
5.50%, 12/1/39	629	685
Pool #G06767,
5.00%, 10/1/41	557	606
Pool #G06947,
6.00%, 5/1/40	176	199
Pool #G07030,
4.00%, 6/1/42	2,032	2,154
Pool #G07098,
3.50%, 7/1/42	607	630
Pool #G07152,
4.00%, 6/1/42	1,553	1,639
Pool #G07171,
4.00%, 8/1/42	847	894
Pool #G07445,
2.50%, 7/1/43	630	629
Pool #G07787,
4.00%, 8/1/44	2,883	3,053
Pool #G07924,
3.50%, 1/1/45	853	889
Pool #G07961,
3.50%, 3/1/45	1,745	1,809
Pool #G07998,
4.50%, 7/1/44	400	429
Pool #G08189,
7.00%, 3/1/37	28	32
Pool #G08192,
5.50%, 4/1/37	36	40
Pool #G08341,
5.00%, 4/1/39	755	820
Pool #G08477,
3.50%, 2/1/42	691	718
Pool #G08537,
3.00%, 7/1/43	2,166	2,205
Pool #G08554,
3.50%, 10/1/43	909	944
Pool #G08608,
3.00%, 9/1/44	392	398
Pool #G08614,
3.00%, 11/1/44	4,007	4,075
Pool #G08624,
4.00%, 1/1/45	1,167	1,222
Pool #G08632,
3.50%, 3/1/45	1,551	1,600
Pool #G08648,
3.00%, 6/1/45	677	688

NORTHERN FUNDS QUARTERLY REPORT    61    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Freddie Mac Gold - 7.2% continued
Pool #G08650,
3.50%, 6/1/45	$1,229	$1,268
Pool #G08653,
3.00%, 7/1/45	1,649	1,674
Pool #G08660,
4.00%, 8/1/45	409	428
Pool #G08666,
3.00%, 9/1/45	4,923	4,996
Pool #G08667,
3.50%, 9/1/45	963	994
Pool #G08672,
4.00%, 10/1/45	550	575
Pool #G08677,
4.00%, 11/1/45	504	528
Pool #G08681,
3.50%, 12/1/45	1,836	1,896
Pool #G08698,
3.50%, 3/1/46	954	986
Pool #G08702,
3.50%, 4/1/46	978	1,009
Pool #G08710,
3.00%, 6/1/46	1,144	1,160
Pool #G08715,
3.00%, 8/1/46	2,497	2,532
Pool #G08721,
3.00%, 9/1/46	699	709
Pool #G08726,
3.00%, 10/1/46	922	935
Pool #G08747,
3.00%, 2/1/47	586	594
Pool #G08766,
3.50%, 6/1/47	1,145	1,179
Pool #G08774,
3.50%, 8/1/47	426	439
Pool #G08785,
4.00%, 10/1/47	1,803	1,879
Pool #G08788,
3.50%, 11/1/47	2,545	2,622
Pool #G08790,
4.50%, 11/1/47	1,595	1,681
Pool #G08792,
3.50%, 12/1/47	670	690
Pool #G08793,
4.00%, 12/1/47	1,849	1,926
Pool #G08794,
4.50%, 12/1/47	562	592
Pool #G08797,
4.00%, 1/1/48	1,563	1,628
Pool #G08804,
3.50%, 3/1/48	1,610	1,656
Pool #G08814,
4.00%, 5/1/48	1,258	1,309
Pool #G08818,
4.50%, 6/1/48	368	386
Pool #G08827,
4.50%, 7/1/48	858	899
Pool #G08831,
4.00%, 8/1/48	1,075	1,113
Pool #G08842,
4.00%, 10/1/48	1,598	1,653
Pool #G11776,
4.50%, 9/1/20	3	3
Pool #G12571,
4.00%, 1/1/22	16	17
Pool #G12673,
5.00%, 9/1/21	7	7
Pool #G12837,
4.50%, 4/1/22	14	14
Pool #G12868,
5.00%, 11/1/22	37	38
Pool #G12869,
5.00%, 9/1/22	26	27
Pool #G13136,
4.50%, 5/1/23	41	42
Pool #G13151,
6.00%, 3/1/23	28	29
Pool #G13201,
4.50%, 7/1/23	24	25
Pool #G13433,
5.50%, 1/1/24	34	36
Pool #G14168,
5.50%, 12/1/24	41	42
Pool #G14239,
4.00%, 9/1/26	740	772

FIXED INCOME INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Freddie Mac Gold - 7.2% continued
Pool #G14554,
4.50%, 7/1/26	$59	$61
Pool #G14891,
3.00%, 10/1/28	320	328
Pool #G15089,
2.50%, 11/1/28	537	542
Pool #G15134,
3.00%, 5/1/29	223	228
Pool #G15468,
3.50%, 12/1/29	436	453
Pool #G16499,
2.00%, 8/1/32	134	133
Pool #G16562,
3.50%, 8/1/33	902	939
Pool #G16600,
3.00%, 7/1/33	3,087	3,159
Pool #G16774,
3.50%, 2/1/34	994	1,028
Pool #G16786,
4.00%, 4/1/34	981	1,027
Pool #G18220,
6.00%, 11/1/22	5	5
Pool #G18420,
3.00%, 1/1/27	567	580
Pool #G18438,
2.50%, 6/1/27	269	271
Pool #G18442,
3.50%, 8/1/27	447	462
Pool #G18475,
2.50%, 8/1/28	2,031	2,051
Pool #G18571,
2.50%, 10/1/30	429	432
Pool #G18601,
3.00%, 5/1/31	588	601
Pool #G18618,
2.00%, 11/1/31	220	218
Pool #G18626,
2.50%, 1/1/32	3,082	3,107
Pool #G18629,
2.00%, 1/1/32	75	74
Pool #G18664,
3.50%, 10/1/32	389	403
Pool #G18681,
3.00%, 3/1/33	1,448	1,478
Pool #G30327,
4.50%, 1/1/27	19	20
Pool #G30835,
3.50%, 12/1/35	319	330
Pool #G31020,
2.50%, 2/1/37	89	89
Pool #G31057,
3.00%, 2/1/38	431	438
Pool #G60145,
3.50%, 8/1/45	919	953
Pool #G60238,
3.50%, 10/1/45	1,313	1,369
Pool #G60361,
3.50%, 12/1/45	1,308	1,354
Pool #G60440,
3.50%, 3/1/46	2,216	2,309
Pool #G60696,
3.00%, 9/1/46	1,229	1,248
Pool #G60707,
3.00%, 9/1/46	1,186	1,207
Pool #G60723,
3.00%, 10/1/46	953	972
Pool #G60724,
3.00%, 10/1/46	959	975
Pool #G60948,
3.00%, 1/1/47	3,394	3,440
Pool #G61044,
3.50%, 3/1/47	4,189	4,333
Pool #G61578,
4.50%, 8/1/48	448	472
Pool #G61608,
4.50%, 9/1/48	1,286	1,365
Pool #G61645,
4.00%, 10/1/48	1,595	1,658
Pool #G61846,
4.00%, 1/1/49	3,362	3,489
Pool #J00991,
4.00%, 1/1/21	7	7
Pool #J02541,
4.00%, 9/1/20	2	2

NORTHERN FUNDS QUARTERLY REPORT    63    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Freddie Mac Gold - 7.2% continued
Pool #J03041,
6.00%, 7/1/21	$5	$5
Pool #J03736,
5.50%, 11/1/21	11	11
Pool #J05307,
4.50%, 8/1/22	5	5
Pool #J06175,
5.00%, 5/1/21	1	2
Pool #J06465,
6.00%, 11/1/22	2	2
Pool #J06476,
5.50%, 11/1/22	13	13
Pool #J08098,
5.50%, 6/1/23	7	7
Pool #J08202,
5.00%, 7/1/23	10	10
Pool #J08454,
5.00%, 8/1/23	14	14
Pool #J08913,
5.50%, 10/1/23	12	12
Pool #J09148,
5.00%, 12/1/23	34	35
Pool #J09305,
5.00%, 2/1/24	42	43
Pool #J09463,
5.00%, 3/1/24	32	32
Pool #J11136,
4.00%, 11/1/24	37	38
Pool #J12098,
4.50%, 4/1/25	258	271
Pool #J14808,
3.50%, 3/1/26	328	339
Pool #J16932,
3.00%, 10/1/26	282	289
Pool #J17055,
3.00%, 11/1/26	163	166
Pool #J17232,
3.00%, 11/1/26	240	246
Pool #J17932,
3.00%, 3/1/27	363	372
Pool #J20834,
2.50%, 10/1/27	509	513
Pool #J21601,
2.50%, 12/1/27	1,812	1,829
Pool #J22069,
2.50%, 1/1/28	124	125
Pool #J22986,
2.50%, 3/1/28	1,023	1,033
Pool #J23813,
2.00%, 5/1/28	894	894
Pool #J30435,
3.00%, 1/1/30	562	576
Pool #J31371,
2.50%, 4/1/30	756	763
Pool #J32223,
2.50%, 7/1/30	544	549
Pool #J32244,
3.00%, 7/1/30	1,946	1,991
Pool #J34252,
3.50%, 4/1/31	106	110
Pool #K90071,
3.00%, 2/1/33	833	844
Pool #K90641,
3.50%, 6/1/33	112	116
Pool #K90791,
3.00%, 7/1/33	357	364
Pool #K91490,
3.50%, 1/1/34	696	722
Pool #K92325,
3.00%, 1/1/35	446	454
Pool #Q02211,
4.50%, 7/1/41	421	452
Pool #Q02605,
4.50%, 8/1/41	1,018	1,094
Pool #Q03085,
4.00%, 9/1/41	205	217
Pool #Q04649,
3.50%, 11/1/41	262	272
Pool #Q08894,
3.50%, 6/1/42	686	713
Pool #Q09009,
4.00%, 6/1/42	1,388	1,465
Pool #Q10389,
3.50%, 8/1/42	1,144	1,193

FIXED INCOME INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Freddie Mac Gold - 7.2% continued
Pool #Q10438,
3.50%, 8/1/42	$1,097	$1,140
Pool #Q14324,
3.00%, 1/1/43	1,236	1,258
Pool #Q14426,
3.00%, 1/1/43	3,378	3,434
Pool #Q14676,
3.00%, 1/1/43	792	806
Pool #Q15438,
3.00%, 2/1/43	1,054	1,077
Pool #Q15843,
3.00%, 2/1/43	348	355
Pool #Q18305,
3.50%, 5/1/43	1,915	1,990
Pool #Q18339,
3.00%, 5/1/43	367	375
Pool #Q19697,
3.00%, 6/1/43	868	883
Pool #Q19909,
3.00%, 7/1/43	679	692
Pool #Q20550,
3.00%, 8/1/43	1,131	1,151
Pool #Q21320,
3.50%, 8/1/43	444	462
Pool #Q24954,
4.00%, 2/1/44	715	757
Pool #Q27352,
3.50%, 7/1/44	2,425	2,519
Pool #Q27353,
4.00%, 7/1/44	1,868	1,969
Pool #Q29640,
4.00%, 11/1/44	718	756
Pool #Q36759,
3.50%, 10/1/45	1,354	1,411
Pool #Q37471,
4.00%, 11/1/45	901	944
Pool #Q37986,
3.50%, 12/1/45	666	691
Pool #Q40841,
3.00%, 6/1/46	1,087	1,103
Pool #Q43876,
3.00%, 10/1/46	1,022	1,036
Pool #Q44663,
3.00%, 11/1/46	1,482	1,502
Pool #Q45095,
3.50%, 12/1/46	2,955	3,044
Pool #Q48874,
3.50%, 6/1/47	349	362
Pool #Q50031,
3.50%, 8/1/47	1,245	1,287
Pool #Q50962,
3.50%, 9/1/47	1,618	1,667
Pool #Q51774,
3.50%, 10/1/47	5,537	5,703
Pool #Q52075,
4.00%, 11/1/47	4,110	4,290
Pool #Q52115,
3.50%, 11/1/47	663	683
Pool #Q52319,
3.50%, 11/1/47	1,427	1,471
Pool #Q52985,
3.50%, 12/1/47	558	575
Pool #Q53695,
3.50%, 1/1/48	1,484	1,528
Pool #Q54334,
3.50%, 2/1/48	1,283	1,320
Pool #Q54891,
4.00%, 3/1/48	1,058	1,100
Pool #Q56363,
4.50%, 5/1/48	1,060	1,115
Pool #Q57433,
4.00%, 7/1/48	1,005	1,045
Pool #Q57443,
5.00%, 7/1/48	707	750
Pool #Q58069,
4.00%, 8/1/48	738	767
Pool #Q58304,
4.00%, 9/1/48	1,630	1,693
Pool #Q58904,
4.50%, 10/1/48	919	965
Pool #Q59882,
3.50%, 11/1/48	1,286	1,330
Pool #V60268,
3.00%, 9/1/28	928	952

NORTHERN FUNDS QUARTERLY REPORT    65    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Freddie Mac Gold - 7.2% continued
Pool #V60886,
2.50%, 8/1/30	$254	$256
Pool #V60902,
2.50%, 8/1/30	201	202
Pool #V61151,
2.50%, 5/1/31	721	727
Pool #V61347,
2.50%, 10/1/31	764	771
Pool #V80003,
3.00%, 4/1/43	1,647	1,685
Pool #V80004,
3.00%, 4/1/43	444	454
Pool #V80058,
3.00%, 5/1/43	711	726
Pool #V82626,
4.00%, 9/1/46	2,464	2,597
Pool #V83616,
4.00%, 11/1/47	851	886
Pool #V84594,
4.00%, 9/1/48	2,663	2,770
Pool #V84903,
4.50%, 11/1/48	4,780	5,024

		231,934

Government National Mortgage Association - 0.7%
Pool TBA,
7/1/49(10)	22,400	23,248

Government National Mortgage Association I - 0.7%
Pool #510835,
5.50%, 2/15/35	28	31
Pool #553463,
3.50%, 1/15/42	669	695
Pool #597889,
5.50%, 6/15/33	197	214
Pool #614169,
5.00%, 7/15/33	45	49
Pool #616879,
3.50%, 2/15/42	459	477
Pool #617739,
6.00%, 10/15/37	10	12
Pool #634431,
6.00%, 9/15/34	18	20
Pool #641416,
5.50%, 4/15/35	146	160
Pool #646341,
6.00%, 11/15/36	28	31
Pool #648538,
5.00%, 12/15/35	60	63
Pool #651753,
5.50%, 3/15/36	9	10
Pool #670030,
3.00%, 7/15/45	595	608
Pool #675211,
6.50%, 3/15/38	7	8
Pool #675484,
5.50%, 6/15/38	61	66
Pool #676360,
6.50%, 10/15/37	6	7
Pool #682899,
6.00%, 9/15/40	177	196
Pool #687824,
5.50%, 8/15/38	114	125
Pool #687900,
5.00%, 9/15/38	115	125
Pool #687901,
5.00%, 9/15/38	72	79
Pool #692309,
6.00%, 1/15/39	61	68
Pool #697645,
5.50%, 10/15/38	36	40
Pool #698236,
5.00%, 6/15/39	297	327
Pool #698336,
4.50%, 5/15/39	329	354
Pool #699277,
6.00%, 9/15/38	12	13
Pool #700918,
5.50%, 11/15/38	115	126
Pool #700972,
5.50%, 11/15/38	22	24
Pool #701196,
6.00%, 10/15/38	5	6
Pool #703677,
5.50%, 6/15/39	139	154
Pool #704185,
5.50%, 1/15/39	31	34

FIXED INCOME INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Government National Mortgage Association I - 0.7% continued
Pool #704514,
4.50%, 5/15/39	$551	$595
Pool #704624,
4.50%, 7/15/39	1,568	1,690
Pool #717175,
4.50%, 6/15/39	310	334
Pool #719262,
5.00%, 8/15/40	154	169
Pool #720065,
4.50%, 6/15/39	1,016	1,095
Pool #720202,
4.50%, 7/15/39	245	265
Pool #723231,
4.00%, 10/15/39	228	242
Pool #723339,
5.00%, 9/15/39	142	156
Pool #726085,
4.00%, 11/15/24	78	81
Pool #728629,
4.50%, 1/15/40	463	499
Pool #733663,
4.50%, 5/15/40	1,199	1,292
Pool #736768,
3.00%, 11/15/42	975	999
Pool #737286,
4.50%, 5/15/40	404	435
Pool #737416,
3.50%, 9/15/25	77	79
Pool #738134,
3.50%, 4/15/26	150	155
Pool #738247,
4.50%, 4/15/41	191	206
Pool #745215,
4.00%, 7/15/25	65	68
Pool #747643,
4.50%, 8/15/40	623	672
Pool #760874,
3.50%, 2/15/26	126	130
Pool #768800,
4.50%, 6/15/41	89	96
Pool #773939,
4.00%, 11/15/41	492	529
Pool #778957,
3.50%, 3/15/42	587	611
Pool #782131,
5.50%, 12/15/36	47	52
Pool #782150,
5.50%, 4/15/37	55	61
Pool #782259,
5.00%, 2/15/36	107	117
Pool #782272,
5.50%, 2/15/38	97	107
Pool #782498,
6.00%, 12/15/38	49	56
Pool #782565,
5.00%, 2/15/39	1,103	1,213
Pool #782584,
5.00%, 3/15/39	65	71
Pool #782675,
4.50%, 6/15/24	68	70
Pool #782696,
5.00%, 6/15/39	261	287
Pool #782831,
6.00%, 12/15/39	34	38
Pool #783176,
4.00%, 11/15/40	628	667
Pool #783467,
4.00%, 10/15/41	1,926	2,047
Pool #783740,
2.50%, 12/15/27	221	224
Pool #AA5391,
3.50%, 6/15/42	41	43
Pool #AA6089,
3.00%, 2/15/43	391	400
Pool #AB2761,
3.50%, 8/15/42	153	158
Pool #AB2891,
3.00%, 9/15/42	223	229
Pool #AD8781,
3.00%, 3/15/43	343	352
Pool #AD9016,
3.00%, 4/15/43	410	420
Pool #AL1763,
3.50%, 1/15/45	235	243

		21,375

NORTHERN FUNDS QUARTERLY REPORT    67    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Government National Mortgage Association II - 6.4%
Pool #3570,
6.00%, 6/20/34	$45	$52
Pool #3665,
5.50%, 1/20/35	129	141
Pool #3852,
6.00%, 5/20/36	21	24
Pool #3879,
6.00%, 7/20/36	62	71
Pool #3910,
6.00%, 10/20/36	31	35
Pool #3994,
5.00%, 6/20/37	21	22
Pool #4018,
6.50%, 8/20/37	76	90
Pool #4026,
5.00%, 9/20/37	30	33
Pool #4027,
5.50%, 9/20/37	15	17
Pool #4040,
6.50%, 10/20/37	16	19
Pool #4098,
5.50%, 3/20/38	94	103
Pool #4116,
6.50%, 4/20/38	37	43
Pool #4170,
6.00%, 6/20/38	75	86
Pool #4194,
5.50%, 7/20/38	174	191
Pool #4243,
5.00%, 9/20/38	44	48
Pool #4244,
5.50%, 9/20/38	50	54
Pool #4245,
6.00%, 9/20/38	27	31
Pool #4269,
6.50%, 10/20/38	36	42
Pool #4290,
5.50%, 11/20/38	32	35
Pool #4344,
6.00%, 1/20/39	58	65
Pool #4345,
6.50%, 1/20/39	40	47
Pool #4425,
5.50%, 4/20/39	109	119
Pool #4559,
5.00%, 10/20/39	236	259
Pool #4561,
6.00%, 10/20/39	134	153
Pool #4617,
4.50%, 1/20/40	73	78
Pool #4619,
5.50%, 1/20/40	225	245
Pool #4713,
4.50%, 6/20/40	213	227
Pool #4747,
5.00%, 7/20/40	185	203
Pool #4881,
3.50%, 12/20/40	792	829
Pool #4882,
4.00%, 12/20/40	1,818	1,925
Pool #4923,
4.50%, 1/20/41	173	185
Pool #5050,
4.00%, 5/20/26	131	136
Pool #5081,
4.00%, 6/20/41	289	306
Pool #5082,
4.50%, 6/20/41	296	316
Pool #5083,
5.00%, 6/20/41	1,156	1,267
Pool #5114,
4.00%, 7/20/41	1,145	1,212
Pool #5141,
5.00%, 8/20/41	151	165
Pool #5175,
4.50%, 9/20/41	162	173
Pool #5176,
5.00%, 9/20/41	769	843
Pool #5202,
3.50%, 10/20/41	442	462
Pool #5203,
4.00%, 10/20/41	281	298
Pool #5232,
3.50%, 11/20/41	863	902

FIXED INCOME INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Government National Mortgage Association II - 6.4% continued
Pool #5264,
5.50%, 12/20/41	$19	$21
Pool #5280,
4.00%, 1/20/42	313	331
Pool #5304,
3.50%, 2/20/42	323	338
Pool #5317,
5.50%, 2/20/42	140	154
Pool #5326,
3.00%, 3/20/27	374	383
Pool #5331,
3.50%, 3/20/42	519	542
Pool #626951,
3.00%, 6/20/45	675	691
Pool #737602,
4.00%, 11/20/40	349	371
Pool #752757,
4.50%, 11/20/40	410	439
Pool #755677,
4.00%, 12/20/40	260	275
Pool #766711,
4.00%, 5/20/42	1,233	1,297
Pool #782433,
6.00%, 10/20/38	106	121
Pool #783976,
3.50%, 4/20/43	3,727	3,889
Pool #784345,
3.50%, 7/20/47	918	948
Pool #AA5970,
3.00%, 1/20/43	1,193	1,223
Pool #AA6054,
3.00%, 2/20/43	1,747	1,789
Pool #AA6149,
3.00%, 3/20/43	1,191	1,219
Pool #AA6160,
3.50%, 3/20/43	437	452
Pool #AA6243,
3.50%, 4/20/43	167	173
Pool #AB9443,
3.50%, 11/20/42	630	651
Pool #AD1755,
3.50%, 2/20/43	749	776
Pool #AD8825,
3.50%, 3/20/43	423	438
Pool #AF5097,
4.00%, 8/20/43	1,217	1,280
Pool #AJ0645,
3.50%, 7/20/44	406	420
Pool #AJ0789,
3.50%, 8/20/45	3,167	3,276
Pool #AJ3643,
4.00%, 10/20/44	866	912
Pool #AK6867,
3.50%, 1/20/45	2,168	2,243
Pool #AO7525,
3.50%, 8/20/45	2,022	2,091
Pool #AO7682,
4.00%, 8/20/45	889	923
Pool #BB6965,
3.50%, 7/20/47	463	480
Pool #BE9902,
4.50%, 6/20/48	1,270	1,333
Pool #MA0006,
2.50%, 4/20/27	143	145
Pool #MA0022,
3.50%, 4/20/42	523	546
Pool #MA0088,
3.50%, 5/20/42	1,167	1,218
Pool #MA0220,
3.50%, 7/20/42	606	632
Pool #MA0318,
3.50%, 8/20/42	1,133	1,182
Pool #MA0321,
5.00%, 8/20/42	276	304
Pool #MA0391,
3.00%, 9/20/42	2,416	2,474
Pool #MA0392,
3.50%, 9/20/42	492	513
Pool #MA0698,
3.00%, 1/20/43	576	590
Pool #MA0826,
3.00%, 3/20/28	164	168
Pool #MA0850,
2.50%, 3/20/43	211	215

NORTHERN FUNDS QUARTERLY REPORT    69    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Government National Mortgage Association II - 6.4% continued
Pool #MA0851,
3.00%, 3/20/43	$843	$863
Pool #MA0852,
3.50%, 3/20/43	986	1,028
Pool #MA0933,
3.00%, 4/20/43	1,033	1,057
Pool #MA0934,
3.50%, 4/20/43	333	348
Pool #MA1011,
3.00%, 5/20/43	990	1,013
Pool #MA1012,
3.50%, 5/20/43	883	921
Pool #MA1064,
2.50%, 6/20/28	532	540
Pool #MA1089,
3.00%, 6/20/43	1,061	1,086
Pool #MA1224,
3.50%, 8/20/43	781	813
Pool #MA1285,
3.50%, 9/20/43	451	469
Pool #MA1839,
4.00%, 4/20/44	255	269
Pool #MA1920,
4.00%, 5/20/44	275	289
Pool #MA2224,
4.00%, 9/20/44	1,465	1,545
Pool #MA2444,
3.00%, 12/20/44	222	228
Pool #MA2521,
3.50%, 1/20/45	878	911
Pool #MA2522,
4.00%, 1/20/45	308	325
Pool #MA2677,
3.00%, 3/20/45	487	499
Pool #MA2753,
3.00%, 4/20/45	1,278	1,309
Pool #MA2754,
3.50%, 4/20/45	513	532
Pool #MA2891,
3.00%, 6/20/45	1,391	1,424
Pool #MA2892,
3.50%, 6/20/45	458	475
Pool #MA2935,
3.00%, 7/20/30	721	739
Pool #MA2960,
3.00%, 7/20/45	1,078	1,104
Pool #MA3034,
3.50%, 8/20/45	1,322	1,370
Pool #MA3104,
3.00%, 9/20/45	1,447	1,481
Pool #MA3106,
4.00%, 9/20/45	1,175	1,235
Pool #MA3172,
3.00%, 10/20/45	283	290
Pool #MA3173,
3.50%, 10/20/45	5,616	5,836
Pool #MA3174,
4.00%, 10/20/45	636	668
Pool #MA3244,
3.50%, 11/20/45	1,011	1,048
Pool #MA3245,
4.00%, 11/20/45	2,283	2,407
Pool #MA3310,
3.50%, 12/20/45	2,160	2,248
Pool #MA3378,
4.50%, 1/20/46	1,238	1,311
Pool #MA3521,
3.50%, 3/20/46	1,991	2,060
Pool #MA3522,
4.00%, 3/20/46	531	558
Pool #MA3596,
3.00%, 4/20/46	1,225	1,254
Pool #MA3597,
3.50%, 4/20/46	2,010	2,080
Pool #MA3662,
3.00%, 5/20/46	1,961	2,008
Pool #MA3663,
3.50%, 5/20/46	1,228	1,270
Pool #MA3664,
4.00%, 5/20/46	524	551
Pool #MA3735,
3.00%, 6/20/46	2,372	2,428
Pool #MA3736,
3.50%, 6/20/46	1,623	1,679

FIXED INCOME INDEX FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Government National Mortgage Association II - 6.4% continued
Pool #MA3777,
2.50%, 7/20/31	$184	$186
Pool #MA3778,
3.00%, 7/20/31	228	234
Pool #MA3802,
3.00%, 7/20/46	2,781	2,847
Pool #MA3803,
3.50%, 7/20/46	2,416	2,501
Pool #MA3873,
3.00%, 8/20/46	1,071	1,097
Pool #MA3874,
3.50%, 8/20/46	1,104	1,143
Pool #MA3912,
2.50%, 9/20/31	256	259
Pool #MA3936,
3.00%, 9/20/46	2,417	2,475
Pool #MA3937,
3.50%, 9/20/46	3,332	3,448
Pool #MA4002,
2.50%, 10/20/46	154	155
Pool #MA4003,
3.00%, 10/20/46	1,597	1,635
Pool #MA4067,
2.50%, 11/20/46	1,181	1,187
Pool #MA4068,
3.00%, 11/20/46	7,561	7,740
Pool #MA4101,
2.50%, 12/20/31	135	136
Pool #MA4125,
2.50%, 12/20/46	80	80
Pool #MA4196,
3.50%, 1/20/47	1,679	1,738
Pool #MA4261,
3.00%, 2/20/47	2,542	2,602
Pool #MA4322,
4.00%, 3/20/47	816	854
Pool #MA4382,
3.50%, 4/20/47	613	634
Pool #MA4509,
3.00%, 6/20/47	2,585	2,645
Pool #MA4512,
4.50%, 6/20/47	1,136	1,193
Pool #MA4624,
3.00%, 8/20/32	224	230
Pool #MA4652,
3.50%, 8/20/47	2,624	2,713
Pool #MA4718,
3.00%, 9/20/47	6,100	6,242
Pool #MA4719,
3.50%, 9/20/47	4,357	4,505
Pool #MA4778,
3.50%, 10/20/47	2,707	2,798
Pool #MA4838,
4.00%, 11/20/47	402	419
Pool #MA4900,
3.50%, 12/20/47	2,700	2,791
Pool #MA4901,
4.00%, 12/20/47	5,739	5,979
Pool #MA4962,
3.50%, 1/20/48	2,644	2,733
Pool #MA4963,
4.00%, 1/20/48	1,080	1,125
Pool #MA5019,
3.50%, 2/20/48	3,765	3,891
Pool #MA5077,
3.50%, 3/20/48	5,217	5,391
Pool #MA5137,
4.00%, 4/20/48	609	633
Pool #MA5191,
3.50%, 5/20/48	1,797	1,857
Pool #MA5264,
4.00%, 6/20/48	1,389	1,442
Pool #MA5265,
4.50%, 6/20/48	1,637	1,713
Pool #MA5266,
5.00%, 6/20/48	1,825	1,909
Pool #MA5330,
4.00%, 7/20/48	1,836	1,906
Pool #MA5331,
4.50%, 7/20/48	3,316	3,464
Pool #MA5398,
4.00%, 8/20/48	1,259	1,306
Pool #MA5399,
4.50%, 8/20/48	1,526	1,594

NORTHERN FUNDS QUARTERLY REPORT    71    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.9%(12) continued
Government National Mortgage Association II - 6.4% continued
Pool #MA5466,
4.00%, 9/20/48	$3,103	$3,216
Pool #MA5467,
4.50%, 9/20/48	1,903	1,989
Pool #MA5528,
4.00%, 10/20/48	1,894	1,963
Pool #MA5529,
4.50%, 10/20/48	368	384
Pool #MA5564,
3.50%, 11/20/33	709	732
Pool #MA5595,
4.00%, 11/20/48	678	703
Pool #MA5653,
5.00%, 12/20/48	3,413	3,569
Pool #MA5931,
5/20/49(10)	3,992	4,155
Pool #MA5985,
6/20/49(10)	3,300	3,410

		208,138

Tennessee Valley Authority - 0.1%
5.25%, 9/15/39	1,650	2,199

Total U.S. Government Agencies (Cost $923,342)		933,399

U.S. GOVERNMENT OBLIGATIONS - 38.5%
U.S. Treasury Bonds - 7.2%
8.75%, 8/15/20	450	484
6.25%, 8/15/23	1,550	1,826
7.63%, 2/15/25	165	216
6.00%, 2/15/26	5,750	7,229
6.13%, 11/15/27	5,000	6,612
6.25%, 5/15/30	6,000	8,465
5.38%, 2/15/31	4,000	5,372
4.50%, 2/15/36	475	627
4.38%, 2/15/38	1,890	2,498
4.50%, 5/15/38	1,700	2,284
3.50%, 2/15/39	6,000	7,127
4.25%, 5/15/39	4,250	5,560
4.50%, 8/15/39	6,000	8,105
4.38%, 11/15/39	7,000	9,307
4.63%, 2/15/40	5,250	7,208
4.38%, 5/15/40	1,000	1,331
3.75%, 8/15/41	4,000	4,911
3.13%, 2/15/42	2,000	2,237
2.75%, 8/15/42	2,500	2,623
3.38%, 5/15/44	5,000	5,810
3.00%, 11/15/44	7,000	7,647
2.50%, 2/15/45	4,000	3,985
3.00%, 5/15/45	6,000	6,561
3.00%, 11/15/45	18,000	19,699
2.50%, 5/15/46	8,000	7,954
2.25%, 8/15/46	5,000	4,724
2.88%, 11/15/46	5,000	5,351
3.00%, 5/15/47	8,000	8,762
2.75%, 8/15/47	7,000	7,306
2.75%, 11/15/47	8,000	8,350
3.00%, 2/15/48	8,000	8,764
3.13%, 5/15/48	5,000	5,611
3.00%, 8/15/48	16,000	17,548
3.00%, 2/15/49	15,000	16,474
2.88%, 5/15/49	13,500	14,483

		233,051

U.S. Treasury Notes - 31.3%
2.50%, 6/30/20	55,000	55,288
2.63%, 7/31/20	75,000	75,551
2.63%, 8/15/20	3,000	3,023
1.38%, 10/31/20	2,500	2,484
1.63%, 11/30/20	10,000	9,968
2.75%, 11/30/20	30,000	30,375
1.75%, 12/31/20	10,000	9,987
1.38%, 1/31/21	10,000	9,930
3.63%, 2/15/21	12,000	12,345
1.13%, 2/28/21	14,000	13,842
2.50%, 2/28/21	50,000	50,557
2.38%, 3/15/21	20,000	20,193
2.38%, 4/15/21	5,000	5,051
1.38%, 5/31/21	12,000	11,910
1.13%, 6/30/21	10,000	9,877
2.13%, 6/30/21	1,740	1,752
2.13%, 8/15/21	36,000	36,274
2.88%, 10/15/21	20,000	20,509
2.00%, 11/15/21	700	705
1.88%, 1/31/22	1,500	1,505
1.88%, 3/31/22	10,000	10,044
1.75%, 6/30/22	100,000	100,125
1.63%, 8/15/22	4,000	3,988

FIXED INCOME INDEX FUNDS     72    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 38.5% continued
U.S. Treasury Notes - 31.3% continued
1.75%, 9/30/22	$3,925	$3,928
2.13%, 12/31/22	5,000	5,068
1.50%, 2/28/23	5,000	4,960
2.63%, 2/28/23	20,000	20,632
1.63%, 4/30/23	10,000	9,960
2.75%, 4/30/23	15,000	15,562
1.63%, 5/31/23	1,000	996
2.75%, 5/31/23	23,000	23,879
2.63%, 6/30/23	5,000	5,172
2.75%, 8/31/23	25,000	26,010
2.75%, 11/15/23	5,000	5,210
2.63%, 12/31/23	5,000	5,188
2.38%, 2/29/24	20,000	20,563
2.50%, 5/15/24	20,000	20,687
2.00%, 5/31/24	5,000	5,059
2.00%, 6/30/24	25,000	25,270
2.38%, 8/15/24	9,000	9,264
2.25%, 11/15/24	3,000	3,070
2.75%, 2/28/25	15,000	15,759
2.88%, 4/30/25	2,500	2,646
2.75%, 6/30/25	5,000	5,262
3.00%, 9/30/25	20,000	21,367
2.25%, 11/15/25	4,525	4,634
2.63%, 12/31/25	10,000	10,473
1.63%, 2/15/26	21,660	21,344
1.63%, 5/15/26	5,000	4,921
2.25%, 8/15/27	15,000	15,364
2.25%, 11/15/27	17,000	17,404
2.75%, 2/15/28	30,000	31,898
2.88%, 5/15/28	5,000	5,369
2.88%, 8/15/28	20,000	21,492
3.13%, 11/15/28	17,000	18,646
2.63%, 2/15/29	60,000	63,272
2.38%, 5/15/29	42,000	43,403

		1,009,015

Total U.S. Government Obligations (Cost $1,195,699)		1,242,066

MUNICIPAL BONDS - 0.6%
Arizona - 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	136

California - 0.2%
Bay Area Toll Bridge Authority Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	242
Bay Area Toll Bridge Authority Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	243
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	145
7.30%, 10/1/39	920	1,383
7.63%, 3/1/40	405	639
7.60%, 11/1/40	400	649
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	926
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	408
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	237
Los Angeles Department of Airports Direct Pay Revenue Bonds, Build America Bonds,
6.58%, 5/15/39	250	336
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	290	398
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	428

NORTHERN FUNDS QUARTERLY REPORT    73    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
California - 0.2% continued
Metropolitan Water District of Southern California Revenue Bonds, Issuer Subseries A, Build America Bonds,
6.95%, 7/1/40	$100	$105
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	142
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	115
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	201

		6,597

Connecticut - 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	386

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	38

Georgia - 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	100	131
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	69	83
7.06%, 4/1/57	298	377

		591

Illinois - 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	300	405
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	183
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	742

		1,330

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	289
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	131

		420

Mississippi - 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	122

Nevada - 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	355
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	314

		669

New Jersey - 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	270
New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds,
6.10%, 12/15/28	300	312
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	194

FIXED INCOME INDEX FUNDS     74    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
New Jersey - 0.0% continued
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	$145	$188

		964

New York - 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	115
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.69%, 11/15/40	100	140
6.81%, 11/15/40	60	84
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	280
5.72%, 6/15/42	250	350
New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	300	374
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	130
5.85%, 6/1/40	85	114
New York State Dormitory Authority Personal Income Taxable Revenue Bonds, Series F, Build America Bonds,
5.63%, 3/15/39	75	93
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	250	320
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	100	121
New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	239
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	463
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	264
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	315

		3,402

Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	282
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	522
Northeast Regional Sewer District Improvement Taxable Revenue Bonds, Build America Bonds,
6.04%, 11/15/40	145	152
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	236
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(4)	200	246
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,
4.88%, 12/1/34	90	105

		1,543

NORTHERN FUNDS QUARTERLY REPORT    75    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
Oregon - 0.0%
Oregon State Department of Transportation Highway User Taxable Revenue Bonds, Series A, Subordinate Lien, Build America Bonds,
5.83%, 11/15/34	$200	$263

Pennsylvania - 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	230

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	142

Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	231
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	213
Houston Pension Taxable G.O. Limited Refunding Bonds, Series A,
6.29%, 3/1/32	265	325
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	194
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	271
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	266
Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	362
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	122

		1,984

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	99

Washington - 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	106
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	134
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	126

		366

Total Municipal Bonds (Cost $14,885)		19,282

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(14) (15)	50,000	$—

Total Other (Cost $39)		—

FIXED INCOME INDEX FUNDS     76    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(16) (17)	119,393,958	$119,394

Total Investment Companies (Cost $119,394)		119,394

Total Investments - 102.4% (Cost $3,193,617)		3,302,586

Liabilities less Other Assets - (2.4%)		(77,193)

NET ASSETS - 100.0%		$3,225,393

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	Century bond maturing in 2111.
(5)	Century bond maturing in 2114.
(6)	Century bond maturing in 2116.
(7)	Century bond maturing in 2112.
(8)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(9)	Century bond maturing in 2118.
(10)	When-Issued Security. Coupon rate is not in effect at June 30, 2019.
(11)	Zero coupon bond.
(12)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(13)	Principal Amount and Value rounds to less than one thousand.
(14)	Issuer has defaulted on terms of debt obligation.
(15)	Level 3 asset that is worthless, bankrupt or has been delisted.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of June 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PSF - Permanent School Fund

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar

Percentages shown are based on Net Assets.

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	45.3%
U.S. Agency	20.6
AAA	3.9
AA	2.7
A	11.2
BBB	12.7
Cash Equivalents	3.6

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    77    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	JUNE 30, 2019 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$53,937	$—	$53,937
Corporate Bonds(1)	—	711,888	—	711,888
Foreign Issuer Bonds(1)	—	222,620	—	222,620
U.S. Government Agencies(1)	—	933,399	—	933,399
U.S. Government Obligations(1)	—	1,242,066	—	1,242,066
Municipal Bonds(1)	—	19,282	—	19,282
Investment Companies	119,394	—	—	119,394

Total Investments	$119,394	$3,183,192	$—	$3,302,586

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$88,979	$147,819	$117,404	$373	$119,394	119,393,958

FIXED INCOME INDEX FUNDS     78    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.1%
U.S. Treasury Bonds - 18.4%
6.00%, 2/15/26	$10	$13
6.50%, 11/15/26	75	99
6.38%, 8/15/27	65	87
6.13%, 11/15/27	75	99
5.50%, 8/15/28	50	65
5.25%, 11/15/28	100	128
6.13%, 8/15/29	50	69
6.25%, 5/15/30	75	106
5.38%, 2/15/31	100	134
4.50%, 2/15/36	140	185
4.75%, 2/15/37	25	34
5.00%, 5/15/37	100	141
4.38%, 2/15/38	50	66
4.50%, 5/15/38	95	128
3.50%, 2/15/39	160	190
4.25%, 5/15/39	100	131
4.50%, 8/15/39	100	135
4.38%, 11/15/39	150	199
4.63%, 2/15/40	185	254
4.38%, 5/15/40	190	253
3.88%, 8/15/40	200	250
4.25%, 11/15/40	175	230
4.75%, 2/15/41	195	273
4.38%, 5/15/41	140	187
3.75%, 8/15/41	150	184
3.13%, 11/15/41	195	218
3.13%, 2/15/42	200	224
3.00%, 5/15/42	155	170
2.75%, 8/15/42	230	241
2.75%, 11/15/42	315	330
3.13%, 2/15/43	355	396
2.88%, 5/15/43	425	455
3.63%, 8/15/43	350	422
3.75%, 11/15/43	430	529
3.63%, 2/15/44	400	483
3.38%, 5/15/44	450	523
3.13%, 8/15/44	425	474
3.00%, 11/15/44	455	497
2.50%, 2/15/45	400	398
3.00%, 5/15/45	450	492
2.88%, 8/15/45	425	454
3.00%, 11/15/45	430	471
2.50%, 2/15/46	400	398
2.50%, 5/15/46	375	373
2.25%, 8/15/46	375	354
2.88%, 11/15/46	400	428
3.00%, 2/15/47	400	439
3.00%, 5/15/47	300	328
2.75%, 8/15/47	400	417
2.75%, 11/15/47	400	417
3.00%, 2/15/48	390	427
3.13%, 5/15/48	425	477
3.00%, 8/15/48	475	521
3.38%, 11/15/48	500	589
3.00%, 2/15/49	750	824
2.88%, 5/15/49	300	322

		16,731

U.S. Treasury Notes - 80.7%
1.50%, 7/15/20	250	249
1.63%, 7/31/20	350	349
2.63%, 7/31/20	500	504
1.50%, 8/15/20	250	249
2.63%, 8/15/20	300	302
1.38%, 8/31/20	350	348
2.13%, 8/31/20	285	286
2.63%, 8/31/20	375	378
1.38%, 9/15/20	100	99
1.38%, 9/30/20	375	373
2.00%, 9/30/20	150	150
2.75%, 9/30/20	375	379
1.63%, 10/15/20	200	199
1.38%, 10/31/20	305	303
1.75%, 10/31/20	380	379
2.88%, 10/31/20	400	405
1.75%, 11/15/20	250	250
2.63%, 11/15/20	585	591
1.63%, 11/30/20	350	349
2.00%, 11/30/20	225	225
2.75%, 11/30/20	400	405
1.88%, 12/15/20	250	250
1.75%, 12/31/20	265	265
2.38%, 12/31/20	200	202
2.50%, 12/31/20	400	404
2.00%, 1/15/21	300	301
1.38%, 1/31/21	325	323
2.13%, 1/31/21	175	176

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.1% continued
U.S. Treasury Notes - 80.7% continued
2.50%, 1/31/21	$450	$455
2.25%, 2/15/21	275	277
3.63%, 2/15/21	550	566
1.13%, 2/28/21	250	247
2.00%, 2/28/21	240	241
2.50%, 2/28/21	400	404
2.38%, 3/15/21	300	303
1.25%, 3/31/21	400	396
2.25%, 3/31/21	650	655
2.38%, 4/15/21	250	253
1.38%, 4/30/21	300	298
2.25%, 4/30/21	1,175	1,185
2.63%, 5/15/21	350	355
3.13%, 5/15/21	275	282
1.38%, 5/31/21	400	397
2.00%, 5/31/21	250	251
2.13%, 5/31/21	750	755
2.63%, 6/15/21	300	305
1.13%, 6/30/21	350	346
1.63%, 6/30/21	250	249
2.13%, 6/30/21	350	353
2.63%, 7/15/21	300	305
1.13%, 7/31/21	300	296
2.25%, 7/31/21	325	328
2.13%, 8/15/21	400	403
2.75%, 8/15/21	350	357
1.13%, 8/31/21	300	296
2.00%, 8/31/21	250	251
2.75%, 9/15/21	350	358
1.13%, 9/30/21	350	345
2.13%, 9/30/21	250	252
2.88%, 10/15/21	350	359
1.25%, 10/31/21	350	346
2.00%, 10/31/21	250	252
2.00%, 11/15/21	375	377
2.88%, 11/15/21	500	513
1.75%, 11/30/21	400	400
1.88%, 11/30/21	250	251
2.63%, 12/15/21	350	358
2.00%, 12/31/21	400	403
2.13%, 12/31/21	225	227
2.50%, 1/15/22	500	509
1.50%, 1/31/22	250	249
1.88%, 1/31/22	300	301
2.00%, 2/15/22	325	327
2.50%, 2/15/22	425	433
1.75%, 2/28/22	250	250
1.88%, 2/28/22	400	402
2.38%, 3/15/22	300	305
1.75%, 3/31/22	260	260
1.88%, 3/31/22	300	301
2.25%, 4/15/22	880	892
1.75%, 4/30/22	300	300
1.88%, 4/30/22	250	251
1.75%, 5/15/22	275	275
2.13%, 5/15/22	600	607
1.75%, 5/31/22	400	400
1.88%, 5/31/22	300	301
1.75%, 6/15/22	250	250
1.75%, 6/30/22	400	401
2.13%, 6/30/22	200	202
1.88%, 7/31/22	400	402
2.00%, 7/31/22	200	202
1.63%, 8/15/22	250	249
1.63%, 8/31/22	350	349
1.88%, 8/31/22	275	276
1.75%, 9/30/22	295	295
1.88%, 9/30/22	300	302
1.88%, 10/31/22	375	377
2.00%, 10/31/22	300	303
1.63%, 11/15/22	355	354
2.00%, 11/30/22	700	706
2.13%, 12/31/22	675	684
1.75%, 1/31/23	275	275
2.38%, 1/31/23	400	409
2.00%, 2/15/23	475	480
1.50%, 2/28/23	350	347
2.63%, 2/28/23	350	361
1.50%, 3/31/23	200	198
2.50%, 3/31/23	350	360
1.63%, 4/30/23	325	324
2.75%, 4/30/23	350	363
1.75%, 5/15/23	525	525
1.63%, 5/31/23	200	199
2.75%, 5/31/23	350	363
1.38%, 6/30/23	350	345

FIXED INCOME INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.1% continued
U.S. Treasury Notes - 80.7% continued
2.63%, 6/30/23	$375	$388
1.25%, 7/31/23	300	294
2.75%, 7/31/23	375	390
2.50%, 8/15/23	300	309
1.38%, 8/31/23	250	246
2.75%, 8/31/23	350	364
1.38%, 9/30/23	250	246
2.88%, 9/30/23	380	398
1.63%, 10/31/23	300	299
2.88%, 10/31/23	350	366
2.75%, 11/15/23	600	625
2.13%, 11/30/23	300	305
2.88%, 11/30/23	400	419
2.25%, 12/31/23	250	255
2.63%, 12/31/23	400	415
2.25%, 1/31/24	300	307
2.50%, 1/31/24	500	516
2.75%, 2/15/24	550	574
2.13%, 2/29/24	300	305
2.38%, 2/29/24	450	463
2.13%, 3/31/24	700	712
2.00%, 4/30/24	250	253
2.25%, 4/30/24	650	665
2.50%, 5/15/24	575	595
2.00%, 5/31/24	1,050	1,062
1.75%, 6/30/24	425	425
2.00%, 6/30/24	300	303
2.13%, 7/31/24	250	254
2.38%, 8/15/24	625	643
1.88%, 8/31/24	250	251
2.13%, 9/30/24	300	305
2.25%, 10/31/24	250	256
2.25%, 11/15/24	650	665
2.13%, 11/30/24	300	305
2.25%, 12/31/24	250	256
2.50%, 1/31/25	300	311
2.00%, 2/15/25	625	631
2.75%, 2/28/25	215	226
2.63%, 3/31/25	300	313
2.88%, 4/30/25	300	318
2.13%, 5/15/25	650	661
2.88%, 5/31/25	325	344
2.75%, 6/30/25	350	368
2.88%, 7/31/25	325	345
2.00%, 8/15/25	700	707
2.75%, 8/31/25	300	316
3.00%, 9/30/25	300	321
3.00%, 10/31/25	350	374
2.25%, 11/15/25	645	661
2.88%, 11/30/25	300	319
2.63%, 12/31/25	300	314
2.63%, 1/31/26	400	419
1.63%, 2/15/26	700	690
2.50%, 2/28/26	350	364
2.25%, 3/31/26	350	359
2.38%, 4/30/26	375	387
1.63%, 5/15/26	650	640
2.13%, 5/31/26	475	483
1.88%, 6/30/26	325	325
1.50%, 8/15/26	670	653
2.00%, 11/15/26	650	655
2.25%, 2/15/27	510	523
2.38%, 5/15/27	650	672
2.25%, 8/15/27	650	666
2.25%, 11/15/27	650	665
2.75%, 2/15/28	650	691
2.88%, 5/15/28	625	671
2.88%, 8/15/28	690	742
3.13%, 11/15/28	825	905
2.63%, 2/15/29	1,000	1,055
2.38%, 5/15/29	500	517

		73,252

Total U.S. Government Obligations (Cost $87,155)		89,983

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.22%(1) (2)	548,417	$548

Total Investment Companies (Cost $548)		548

Total Investments - 99.7% (Cost $87,703)		90,531

Other Assets less Liabilities - 0.3%		298

NET ASSETS - 100.0%		$90,829

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2019 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	99.4%
Cash Equivalents	0.6

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$89,983	$—	$89,983
Investment Companies	548	—	—	548

Total Investments	$548	$89,983	$—	$90,531

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$237	$8,775	$8,464	$3	$548	548,417

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.7%
Arizona - 91.7%
Arizona Board of Regents Refunding COPS, University of Arizona Project,
5.00%, 6/1/26	$600	$733
5.00%, 6/1/28	400	506
Arizona Board of Regents State University System Revenue Bonds, Series A,
5.00%, 7/1/31	550	634
5.00%, 7/1/34	750	859
5.00%, 7/1/35	750	856
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,164
5.00%, 7/1/41	1,000	1,150
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/31	1,000	1,228
5.00%, 7/1/36	495	597
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/32	1,500	1,751
Arizona Board of Regents University System Revenue Refunding Bonds,
5.00%, 6/1/33	1,710	2,046
Arizona State Health Facilities Authority Revenue Bonds, Series A, Banner Health,
4.00%, 1/1/43	3,500	3,619
Arizona State Transportation Board Revenue GANS, Series A,
5.00%, 7/1/23	1,000	1,144
Arizona State University Revenue Bonds, Series B,
4.00%, 7/1/49	1,000	1,103
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	614
5.00%, 7/1/29	750	920
5.00%, 7/1/30	500	609
5.00%, 7/1/31	600	726
Glendale Union School District No. 205 G.O. Unlimited Bonds, Series C,
3.00%, 7/1/20	1,225	1,245
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	870	946
Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations (AGM Insured),
5.25%, 7/1/31	1,000	1,072
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (BAM Insured),
5.00%, 7/1/34	1,100	1,321
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/31	275	344
5.00%, 7/1/32	250	311
Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.25%, 7/1/28(1)	940	1,085
5.50%, 7/1/29(1)	485	564
5.50%, 7/1/30(1)	375	436
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,183
Maricopa County Elementary School District No. 8 G.O Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	625	762
5.00%, 7/1/36	1,175	1,429
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, Series B,
5.00%, 7/1/20	1,650	1,711

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.7% continued
Arizona - 91.7% continued
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,
5.00%, 9/1/42	$3,750	$4,362
Maricopa County IDA Revenue Bonds, Series A, Banner Health,
4.00%, 1/1/44	4,500	4,908
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,478
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series A, School Improvement Project,
5.00%, 7/1/26	2,250	2,759
Maricopa County School District No. 31 Balsz G.O. Unlimited Bonds, Series A, School Improvement Project of 2018 (AGM Insured),
5.00%, 7/1/31	1,575	1,948
4.00%, 7/1/37	500	555
Maricopa County Special Health Care District G.O. Unlimited Bonds,
5.00%, 7/1/35	1,000	1,218
4.00%, 7/1/38	2,500	2,735
Maricopa County Special Health Care District G.O. Unlimited Bonds, Maricopa Integrated Health,
5.00%, 7/1/32	1,000	1,231
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series A,
5.00%, 7/1/22	1,375	1,523
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	656
5.00%, 7/1/29	650	806
5.00%, 7/1/31	500	613
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series C,
5.00%, 7/1/24	1,000	1,173
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series A,
4.00%, 7/1/28	1,000	1,068
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	1,895
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,096
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,
5.00%, 7/1/30	1,335	1,680
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	479
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/37	650	764
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,137
Mesa Utility System Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	1,220	1,309
5.00%, 7/1/43	1,500	1,840
Mesa Utility System Revenue Refunding Bonds, Series B,
5.00%, 7/1/23	545	623
5.00%, 7/1/30	290	374
Mesa Utility System Revenue Refunding Bonds, Series C,
5.00%, 7/1/21	1,000	1,073
5.00%, 7/1/22	675	748
5.00%, 7/1/23	1,000	1,143

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.7% continued
Arizona - 91.7% continued
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (AGC Insured),
5.50%, 7/1/21	$1,000	$1,000
5.00%, 7/1/23	1,000	1,000
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	4,000	4,834
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	1,000	1,143
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
4.00%, 7/1/28	1,000	1,110
Pima County COPS,
5.00%, 12/1/20	1,040	1,093
5.00%, 12/1/22	650	728
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,141
Pima County Sewer System Revenue Bonds (AGM Insured), Prerefunded,
5.00%, 7/1/20(2)	1,350	1,399
Pima County Sewer System Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/21(2)	1,000	1,072
Pima County Street & Highway Revenue Bonds,
4.00%, 7/1/25	620	710
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,137
Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured),
3.00%, 7/1/21	420	434
5.00%, 7/1/23	315	358
5.00%, 7/1/26	1,685	2,061
5.00%, 7/1/30	1,080	1,354
Pima County Unified School District No. 6 G.O. Unlimited Bonds, Marana School Improvement (FHLMC Insured),
4.00%, 7/1/29	675	754
Pinal County Community College District Revenue Bonds, Central Arizona Collage (BAM Insured),
5.00%, 7/1/28	175	211
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,104
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds,
5.00%, 1/1/24	1,835	1,929
Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,
5.00%, 8/1/47	2,540	2,827
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/31	1,000	1,250
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	1,105	1,289
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	3,505
Tempe G.O. Unlimited Bonds,
5.00%, 7/1/33	1,125	1,434
Tucson COPS (AGC Insured), Prerefunded,
5.00%, 7/1/19(2)	2,000	2,000
Tucson Water Revenue Bonds,
3.00%, 7/1/34	615	630
Tucson Water System Revenue Bonds, Prerefunded,
5.00%, 7/1/21(2)	1,825	1,959

		113,328

Total Municipal Bonds (Cost $108,468)		113,328

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(3) (4)	775,513	$776

Total Investment Companies (Cost $776)		776

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.2%
Arizona State Health Facilities Authority Variable Revenue Bonds, Series B, Dignity Health (Barclays Bank LOC),
1.95%, 7/9/19(5) (6) (7)	$2,700	$2,700
Phoenix IDA Healthcare Facilities Variable Revenue Bonds, Series B, Mayo Clinic,
1.70%, 7/2/19(5) (6) (7)	5,000	5,000

Total Short-Term Investments (Cost $7,700)		7,700

Total Investments - 98.5% (Cost $116,944)		121,804

Other Assets less Liabilities - 1.5%		1,807

NET ASSETS - 100.0%		$123,611

(1)	Security has converted to a fixed rate as of July 1, 2015, and is a fixed rate going forward.
(2)	Maturity date represents the prerefunded date.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2019 is disclosed.
(5)	Maturity date represents the puttable date.
(6)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(7)	Variable rate security. Rate as of June 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

BAM - Build America Mutual

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

GANS - Grant Anticipation Notes

IDA - Industrial Development Authority

LOC - Letter of Credit

Percentages shown are based on Net Assets.

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	6.4%
AA	81.9
A	11.1
Cash Equivalents	0.6

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	16.4%
General Obligation	5.4
Higher Education	9.5
Medical	18.1
School District	30.1
Utilities	8.8
Water	7.0
All other sectors less than 5%	4.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$113,328	$—	$113,328
Investment Companies	776	—	—	776
Short-Term Investments	—	7,700	—	7,700

Total Investments	$776	$121,028	$—	$121,804

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$10,375	$34,536	$44,135	$52	$776	775,513

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%
California - 93.8%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$952
Alameda Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	4,000	4,798
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,173
Anaheim Housing & Public Improvement Authority Revenue Refunding Bonds, Series B,
5.00%, 10/1/28	2,000	2,273
Anaheim Public Financing Authority Lease Revenue Refunding Bonds, Anaheim Public Improvements Project,
5.00%, 9/1/27	3,400	4,308
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	2,061
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H,
5.00%, 4/1/44	2,000	2,440
Bay Area Toll Bridge Authority Revenue Refunding Bonds,
2.00%, 4/1/24(1) (2) (3)	7,620	7,753
2.13%, 4/1/25(1) (2) (3)	16,700	17,117
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.85%, 4/1/25(1) (2) (3)	5,800	6,164
2.95%, 4/1/26(1) (2) (3)	19,975	21,480
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series E,
2.00%, 4/1/21(1) (2) (3)	565	569
California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/39	1,000	1,189
California State Department of Water Resources Central Valley Project Revenue Bonds, Series AR,
4.00%, 12/1/34	1,795	1,975
California State Educational Facilities Authority Revenue Bonds, Series V-1, Stanford University,
5.00%, 5/1/49	2,000	2,946
California State G.O. Unlimited Bonds,
5.00%, 3/1/26	1,250	1,497
5.25%, 11/1/40	8,500	8,925
California State G.O. Unlimited Bonds, Series 2007 (FGIC Insured), Unrefunded Balance,
5.38%, 6/1/26	2,220	2,259
California State G.O. Unlimited Refunding Bonds,
5.00%, 4/1/24	2,500	2,929
5.00%, 4/1/25	1,500	1,803
5.00%, 8/1/25	5,000	6,063
5.00%, 9/1/27	1,845	2,283
5.00%, 8/1/28	4,000	5,044
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/27	5,000	6,176
5.00%, 8/1/28	7,000	8,624
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	1,000	1,194
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/23	3,375	3,891
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	3,500	4,246
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health,
5.00%, 11/15/32	1,200	1,420
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	305

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California - 93.8% continued
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health System,
2.00%, 10/1/25(1) (2) (3)	$2,450	$2,510
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	2,500	3,002
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,230
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,724
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,500	1,769
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
4.25%, 12/1/20	1,000	1,043
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/32	1,000	1,201
California State University Systemwide Revenue Refunding Bonds, Series A,
4.00%, 11/1/45	2,600	2,822
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	5,000	5,238
4.00%, 5/1/23	1,485	1,639
5.00%, 10/1/23	500	578
5.00%, 5/1/24	1,450	1,703
5.00%, 11/1/28	4,000	5,067
5.25%, 3/1/30	1,500	1,539
5.25%, 10/1/39	1,500	1,788
California State Various Purpose G.O. Unlimited Bonds, Bidding Group,
5.00%, 9/1/28	5,000	6,170
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 9/1/23	1,480	1,656
5.00%, 10/1/26	2,750	3,263
5.00%, 11/1/28	1,000	1,267
California Statewide Communities Development Authority Revenue Bonds, Viamonte Senior Living Project (California Mortgage Insured),
3.00%, 7/1/26	5,500	5,602
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(4)	1,000	1,185
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
4.00%, 8/1/48	1,000	1,067
Desert Community College District G.O. Unlimited Bonds, Riverside & Imperial County,
5.00%, 8/1/43	1,125	1,267
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,607
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/23(5)	9,940	9,356
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,221
Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity,
0.00%, 1/1/20(5)	2,150	2,136
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,
5.38%, 8/1/21(4)	1,500	1,633

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California - 93.8% continued
Hartnell Community College District Capital Appreciation G.O. Unlimited Bonds, Series D, Election of 2002, Prerefunded,
0.00%, 8/1/19(4) (5)	$1,060	$165
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,932
Kentfield School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/43	2,000	2,308
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,333
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,587
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,568
Long Beach Unified School District G.O. Unlimited Bonds, Series SE, Election of 2008, Unrefunded Balance,
5.00%, 8/1/20	70	70
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,
5.00%, 8/1/24	945	1,055
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	2,020
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,630	3,191
5.00%, 12/1/31	2,000	2,395
Los Angeles County TRANS,
6/30/20(6)	5,200	5,397
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/23	500	566
5.00%, 5/15/24	500	581
5.00%, 5/15/30	1,465	1,837
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	7,435	9,194
5.00%, 5/15/28	7,630	9,604
5.00%, 5/15/29	1,000	1,252
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	773
Los Angeles Department of Airports Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	2,000	2,512
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/22	1,395	1,441
5.25%, 5/15/29	5,000	5,173
5.00%, 5/15/40	3,500	3,605
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	1,850	2,261
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/19	1,500	1,504
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, District Election of 2008,
4.00%, 7/1/24	1,930	2,168
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
4.00%, 7/1/25	3,000	3,428
5.00%, 7/1/29	1,500	1,883
5.00%, 7/1/30	190	237
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/26	7,440	9,150
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/23	2,500	2,852

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California - 93.8% continued
Los Angeles Unified School District Refunding G.O. Unlimited Bonds, Series A,
5.00%, 7/1/24	$5,860	$6,864
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity,
6.00%, 6/1/21	1,185	1,295
Los Angeles Wastewater System Revenue, Subseries A, Green Bond,
5.00%, 6/1/38	1,100	1,356
Los Angeles Wastewater System Subordinate Revenue Refunding Bonds, Series C,
5.00%, 6/1/23	1,935	2,149
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	2,000	1,955
Marin County COPS, Prerefunded,
3.00%, 8/1/20(4)	1,595	1,625
4.00%, 8/1/20(4)	1,140	1,174
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,
2.50%, 7/1/27	7,550	8,091
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(4)	2,000	2,177
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/26	1,490	1,821
5.00%, 10/1/27	1,130	1,377
5.00%, 10/1/28	2,770	3,364
Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B,
10/1/28(6)	2,150	2,801
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/22	1,445	1,619
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,217
5.00%, 10/1/28	670	811
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/25	1,690	1,988
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,413
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/25	2,360	2,714
5.00%, 8/1/31	3,620	4,352
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	2,000	2,185
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/22	750	832
5.00%, 8/1/24	600	702
Orange County Local Transportation Authority Sales TRB,
5.00%, 2/15/33	3,000	3,848
Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018,
5.00%, 8/1/42	3,000	3,535
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	2,003
Paso Robles Joint Unified School District G.O. Unlimited Bonds, Series A,
4.00%, 8/1/43	4,220	4,609
4.00%, 8/1/46	5,950	6,475
Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	1,000	1,218

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California - 93.8% continued
Poway Unified School District No. 07 Improvement G.O. Unlimited Bonds, Series 1-A, Election of 2008,
0.00%, 8/1/20(5)	$3,280	$3,231
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,
3.00%, 7/1/30	2,295	2,432
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series A, Public Defender & Probation Building,
5.25%, 11/1/24	800	929
Riverside County Teeter Obligation Revenue Notes, Series A,
4.00%, 10/24/19	1,700	1,714
Riverside County TRANS,
6/30/20(6)	1,500	1,557
Riverside County Transportation Commission Revenue Refunding Bonds, Series A,
3.00%, 6/1/26	5,500	5,952
Riverside County Transportation Commission Sales Tax Revenue Refunding Bonds, Series B,
5.00%, 6/1/30	5,000	6,385
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	711
Riverside Water Revenue Refunding Bonds, Series A,
5.00%, 10/1/38	2,000	2,507
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	727
5.00%, 7/1/31	500	632
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	875
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,500	1,554
San Diego Association of Governments South Bay Expressway Toll Revenue Bonds, Series A, Senior Lien,
5.00%, 7/1/29	850	1,056
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
5.00%, 10/15/30	1,040	1,261
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds,
5.00%, 5/15/27	2,000	2,431
San Diego Unified School District G.O. Unlimited Bonds, Series A,
5.00%, 7/1/21	2,450	2,636
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,978
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds (AMT), Series D,
5.00%, 5/1/25	1,000	1,191
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,201
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	5,415	5,698
San Francisco City & County G.O. Unlimited Bonds, Series D,
5.00%, 6/15/23	1,000	1,113
San Francisco City & County Public Utilities Commission Water Refunding Bonds, Series D, Green Bonds,
5.00%, 11/1/32	1,375	1,724
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,560

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California - 93.8% continued
San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006,
5.00%, 6/15/22	$2,615	$2,711
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	5,337
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	1,055	1,232
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,
5.75%, 3/1/21(4)	2,000	2,152
San Jose Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 3/1/22	1,495	1,633
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Prerefunded,
5.00%, 8/1/21(4)	830	896
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Unrefunded Balance,
5.00%, 8/1/23	170	184
San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015,
4.50%, 8/1/42	1,750	2,014
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010, Prerefunded,
4.50%, 7/1/20(4)	2,000	2,068
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004, Prerefunded,
5.00%, 7/1/20(4)	5,540	5,755
5.00%, 7/1/20(4)	—	—
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,145	1,356
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,188
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(4)	2,000	2,196
Sierra Joint Community College District G.O. Unlimited Bonds, Election of 2018 (School Facilities Improvement District),
4.00%, 8/1/40	2,095	2,316
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	3,000	3,638
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase II Project,
5.25%, 7/1/27	1,000	1,080
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project No. 1,
5.00%, 7/1/24	1,240	1,264
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1,
5.00%, 7/1/26	4,700	4,879
5.00%, 7/1/30	2,500	2,592
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	728
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/43	1,050	1,272
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(4)	1,220	1,401
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/48	1,500	1,810

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8% continued
California - 93.8% continued
University of California Limited Project Revenue Refunding Bonds, Series I,
5.00%, 5/15/27	$1,600	$1,933
University of California Revenue Refunding General Bonds, Series BB,
5.00%, 5/15/40	1,390	1,729
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,229
Visalia Unified School District COPS (AGM Insured),
3.00%, 5/1/27	1,525	1,555
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	1,645	1,655
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A,
5.00%, 9/1/26	1,000	1,210

		476,820

Total Municipal Bonds (Cost $457,137)		476,820

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(7) (8)	33,163,604	$33,164

Total Investment Companies (Cost $33,164)		33,164

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.1%
California Statewide Communities Development Authority Variable Revenue Refunding Bonds, Rady Children’s Hospital (U.S. Bank N.A. LOC),
1.20%, 7/2/19(1) (3) (9)	$3,000	$3,000
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/19	695	695
San Diego Housing Authority MFH Variable Revenue Bond, Park & Market Apartments (Bank of Tokyo-Mitsubishi UFJ LOC),
1.50%, 7/9/19(1) (3) (9)	1,000	1,000
Santa Cruz County G.O. Unlimited TRANS,
4.00%, 7/1/19	235	235
University of California Variable General Revenue Refunding Bonds, Series AL-2,
1.15%, 7/2/19(1) (3) (9)	675	675

Total Short-Term Investments (Cost $5,605)		5,605

Total Investments - 101.4% (Cost $495,906)		515,589

Liabilities less Other Assets - (1.4%)		(7,006)

NET ASSETS - 100.0%		$508,583

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Zero coupon bond.
(6)	When-Issued Security. Coupon rate is not in effect at June 30, 2019.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2019 is disclosed.
(9)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

LOC - Letter of Credit

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	1.1%
AA	79.6
A	9.7
A1+ (Short Term)	1.3
A1 (Short Term)	0.4
BBB	0.6
Not Rated	0.9
Cash Equivalents	6.4

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2019, the industry sectors for the Fund were:

INDUS TRY SECTOR	% OF INVESTMENTS
Airport	8.6%
General	14.2
General Obligation	19.2
Higher Education	5.7
School District	20.4
Short-Term Investments	6.4
Transportation	12.7
All other sectors less than 5%	12.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$476,820	$—	$476,820
Investment Companies	33,164	—	—	33,164
Short-Term Investments	—	5,605	—	5,605

Total Investments	$33,164	$482,425	$—	$515,589

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$36,915	$78,537	$82,288	$138	$33,164	33,163,604

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.1%
California - 85.1%
Alameda Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$1,000	$1,200
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
4.00%, 8/1/46	1,000	1,068
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (AGC Insured), Prerefunded,
5.50%, 8/1/19(1)	1,000	1,004
Anaheim Public Financing Authority Lease Revenue Refunding Bonds, Anaheim Public Improvements Project,
5.00%, 9/1/27	1,200	1,520
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H,
5.00%, 4/1/49	1,000	1,211
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.85%, 4/1/25(2) (3) (4)	1,500	1,594
2.95%, 4/1/26(2) (3) (4)	5,500	5,914
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured),
5.25%, 8/1/44	1,500	1,811
California Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/42	1,000	1,209
California State Educational Facilities Authority Revenue Bonds, Series U-6, Stanford University,
5.00%, 5/1/45	3,000	4,349
California State Educational Facilities Authority Revenue Bonds, Series V-1, Stanford University,
5.00%, 5/1/49	3,000	4,418
California State G.O. Unlimited Refunding Bonds,
5.00%, 4/1/25	1,500	1,803
5.00%, 8/1/25	2,500	3,031
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	2,000	2,464
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	2,500	2,985
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	500	607
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,195
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC-West Village,
5.00%, 5/15/39	1,000	1,179
5.00%, 5/15/43	1,000	1,170
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/32	1,000	1,201
California State University Systemwide Revenue Bonds, Series A,
5.00%, 11/1/48	1,700	2,062
California State University Systemwide Revenue Refunding Bonds, Series A,
4.00%, 11/1/45	1,000	1,085
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	4,000	4,191
5.25%, 3/1/30	3,500	3,592
5.25%, 10/1/39	3,500	4,172
5.50%, 3/1/40	2,865	2,942
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 11/1/37	2,000	2,440
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	544
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	570	675
6.00%, 8/1/23(1)	1,000	1,195

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.1% continued
California - 85.1% continued
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured), Prerefunded,
5.50%, 8/1/19(1)	$500	$502
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
4.00%, 8/1/44	500	543
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,588
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,
5.38%, 8/1/21(1)	3,500	3,811
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,759
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B, 5.00%, 12/1/30	2,000	2,410
Los Angeles County TRANS,
6/30/20(5)	1,200	1,246
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	1,000	1,245
Los Angeles Department of Airports Private Activity Senior Revenue Bonds (AMT),
5.00%, 5/15/21	2,000	2,134
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/29	4,000	5,006
5.00%, 5/15/31	5,000	6,179
Los Angeles Unified School District Refunding G.O. Unlimited Bonds, Series A,
5.00%, 7/1/24	3,000	3,514
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	977
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,758
Marin County COPS, Prerefunded,
4.25%, 8/1/20(1)	1,575	1,627
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(1)	600	653
5.50%, 9/1/21(1)	2,500	2,735
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	1,500	1,503
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,446
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(6)	10,000	7,108
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3) (4)	2,000	2,185
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured), (Step to 7.00% on 8/1/19),
1.73%, 8/1/38(7)	5,000	6,792
Pleasanton Unified School District G.O. Unlimited Refunding Bond, Election of 2016,
4.00%, 8/1/42	2,000	2,189
Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009,
5.50%, 8/1/30	1,605	1,611
Riverside County TRANS,
6/30/20(5)	1,000	1,038
Riverside Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/43	2,330	2,871
Riverside Water Revenue Refunding Bonds, Series A,
5.00%, 10/1/38	750	940

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.1% continued
California - 85.1% continued
Ross Valley Public Financing Authority Revenue Bonds, Sanitary District No.1 of Marin County,
5.00%, 1/1/36	$275	$320
5.00%, 1/1/37	215	249
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	62
San Diego Unified School District G.O. Unlimited Bonds, Series A,
5.00%, 7/1/21	1,000	1,076
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,759
5.00%, 5/1/49	1,000	1,194
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds (AMT), Series D,
5.00%, 5/1/25	1,000	1,191
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	1,000	1,052
San Francisco City & County G.O. Unlimited Bonds, Series D,
5.00%, 6/15/23	950	1,057
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	2,500	2,601
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,
5.25%, 3/1/21(1)	2,075	2,215
Santa Clara Electric Revenue Refunding Bonds, Series A,
6.00%, 7/1/31	1,195	1,306
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/38	2,625	3,134
5.00%, 8/1/43	500	594
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(1)	2,025	2,223
Simi Valley Unified School District G.O. Unlimited Bonds, Series B,
4.00%, 8/1/48	1,000	1,088
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds (AGM Insured),
9/1/32(5)	500	640
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	1,000	1,213
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	2,951
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(1)	430	494
University of California Revenue Refunding General Bonds, Series BB,
5.00%, 5/15/49	1,000	1,224
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	2,000	2,012

		158,856

Total Municipal Bonds (Cost $147,537)		158,856

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 11.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.22%(8) (9)	20,497,369	$20,497

Total Investment Companies (Cost $20,497)		20,497

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.2%
California State Health Facilities Financing Authority Variable Revenue Bonds, Series C, Kaiser Permanente,
1.54%, 7/9/19(2) (4) (10)	$1,000	$1,000
California Statewide Communities Development Authority Variable Revenue Refunding Bonds, Rady Children’s Hospital (U.S. Bank N.A. LOC),
1.20%, 7/2/19(2) (4) (10)	5,000	5,000
Sacramento County Sanitation Districts Financing Authority Variable Revenue Bonds, Series C, Sacramento Regional, Subordinate Lien (Bank of America N.A. LOC),
1.44%, 7/9/19(2) (4) (10)	2,100	2,100
San Bernardino County Refunding COPS, Series A, Arrowhead Project,
10/1/19(5)	3,000	3,028
San Diego Housing Authority MFH Variable Revenue Bond, Park & Market Apartments (Bank of Tokyo-Mitsubishi UFJ LOC),
1.50%, 7/9/19(2) (4) (10)	500	500

Total Short-Term Investments (Cost $11,627)		11,628

Total Investments - 102.3% (Cost $179,661)		190,981

Liabilities less Other Assets - (2.3%)		(4,272)

NET ASSETS - 100.0%		$186,709

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2019.
(6)	Zero coupon bond.
(7)	Step coupon bond. Rate as of June 30, 2019 is disclosed.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2019 is disclosed.
(10)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

G.O. - General Obligation

LOC - Letter of Credit

MFH - Multi-Family Housing

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	7.2%
AA	67.3
A	11.0
A1+ (Short Term)	1.2
BBB	1.2
Not Rated	1.4
Cash Equivalents	10.7

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	9.8%
General	12.0
General Obligation	20.8
Higher Education	10.6
School District	20.5
Short-Term Investments	10.7
All other sectors less than 5%	15.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$158,856	$—	$158,856
Investment Companies	20,497	—	—	20,497
Short-Term Investments	—	11,628	—	11,628

Total Investments	$20,497	$170,484	$—	$190,981

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$11,927	$58,008	$49,438	$78	$20,497	20,497,369

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9%
Alabama - 1.9%
Alabama State Port Authority Docks Facilities Revenue Bonds, Prerefunded,
6.00%, 10/1/20(1)	$5,000	$5,293
Lower Alabama Gas District Gas Project Revenue Bonds, Series A,
5.00%, 9/1/46	3,000	4,042

		9,335

Arizona - 5.0%
Arizona IDA Education Revenue Bonds, Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects,
5.00%, 7/15/49	1,675	1,799
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project,
5.63%, 7/1/48(2) (3)	2,000	2,147
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,563
5.00%, 2/15/46	3,500	3,844
Maricopa County Pollution Control Corp. Pollution Control Variable Revenue Refunding Bonds, Series A, Public Service of Palo Verde,
6.25%, 1/1/38	4,000	4,127
Phoenix IDA Education Facility Revenue Refunding Bonds, Great Hearts Academies,
5.00%, 7/1/41	1,200	1,306
5.00%, 7/1/46	2,650	2,874
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/37	5,000	6,497

		24,157

California - 12.7%
California Community Housing Agency Revenue Bonds, Series A, Annadel Apartments Project,
5.00%, 4/1/49	3,000	3,293
California Public Finance Authority Educational Facilities Revenue Bonds, Series A, Trinity Classical Academy,
5.00%, 7/1/54(2)	500	509
California Public Finance Authority Educational Facilities Revenue Bonds, Trinity Classical Academy,
5.00%, 7/1/44	285	294
California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/49	1,000	1,172
California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University,
5.00%, 11/1/46	3,000	3,373
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, Prerefunded,
6.13%, 6/1/20(1)	2,000	2,091
6.25%, 6/1/20(1)	1,000	1,046
California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,
5.00%, 12/31/43	4,000	4,676
5.00%, 12/31/47	1,000	1,164
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/48	5,000	5,835
California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority,
5.00%, 11/21/45	1,000	1,183
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools,
5.00%, 8/1/46(2) (3)	5,000	5,518

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
California - 12.7% continued
California State Statewide Communities Development Authority College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College,
5.25%, 7/1/49	$1,700	$1,922
California State Statewide Communities Development Authority Student Housing Revenue Bonds, University of California, Irvine Campus,
5.00%, 5/15/42	4,050	4,716
California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Prerefunded,
7.25%, 11/1/21(1)	2,000	2,277
California Statewide Communities Development Authority Revenue Refunding Bonds, Series A, California Baptist University,
5.00%, 11/1/32	500	587
5.00%, 11/1/41	1,000	1,146
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding Bonds, Series A-1,
5.00%, 6/1/47	5,000	5,004
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding Bonds, Series A-2,
5.00%, 6/1/47	3,000	3,002
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/49	4,000	4,776
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A-1,
5.00%, 6/1/37	6,000	6,030
5.13%, 6/1/46	2,000	2,004

		61,618

Colorado - 3.7%
Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane,
5.00%, 12/31/51	5,000	5,458
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/36	4,000	4,055
Denver City & County Special Facilities Airport Revenue Refunding Bonds (AMT), United Airlines, Inc. Project,
5.00%, 10/1/32	2,000	2,175
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Revenue Refunding Bonds, Series A,
5.00%, 12/15/41	3,000	3,125
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	3,000	3,107

		17,920

Delaware - 0.4%
Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power,
5.40%, 2/1/31	2,000	2,075

District of Columbia - 1.9%
District of Columbia Revenue Bonds,
5.00%, 7/1/49	1,275	1,476
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools,
7.88%, 11/15/40	5,265	5,371
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	2,000	2,214

		9,061

Florida - 6.3%
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	3,045	3,128
Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project,
5.25%, 12/1/43	2,000	2,075
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	5,000	5,749

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
Florida - 6.3% continued
Florida Development Finance Corp. Surface Transportation Facilities Revenue Refunding Bonds (AMT), Virgin Trains U.S.A. Pass,
6.38%, 1/1/26(4) (5) (6)	$4,000	$3,896
Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc. Project,
5.00%, 5/1/29	1,500	1,637
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/40	1,500	1,712
5.00%, 10/1/44	1,500	1,708
Lee County IDA Revenue Bonds, Shell Point/Waterside Health Project,
5.00%, 11/15/49	2,000	2,294
Miami-Dade County Refunding G.O. Unlimited Bonds, Series A,
5.00%, 7/1/37	5,000	5,908
Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project,
5.50%, 12/1/49(2)	1,500	1,497
Palm Beach County Revenue Bonds, Palm Beach Atlantic University,
5.00%, 4/1/39(2)	1,000	1,083
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(7)	143	91

		30,778

Georgia - 2.2%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Series A1,Georgia Proton Treatment Center,
6.75%, 1/1/35	5,000	5,370
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/49	4,000	5,385

		10,755

Idaho - 0.1%
Boise City Independent School District G.O. Unlimited Bonds,
3.00%, 8/1/38	500	500

Illinois - 6.9%
Chicago O’Hare International Airport Revenue General Revenue Bonds, Series B, Senior Lien,
5.00%, 1/1/48	5,000	5,944
Chicago Waterworks Revenue Bonds, Second Lien,
5.00%, 11/1/29	2,500	2,926
Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, Prerefunded,
7.75%, 8/15/19(1)	35	35
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
5.00%, 1/1/44	5,000	5,683
Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University,
5.00%, 8/1/42	1,100	1,230
Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network,
5.00%, 2/15/36	5,000	5,877
Illinois State Finance Authority Student Housing & Academic Facilities Revenue Bonds, CHF - Chicago, LLC - University of Illinois at Chicago Project),
5.00%, 2/15/47	5,000	5,559
Illinois State Housing Development Authority Revenue Bonds,
4.13%, 10/1/38	2,000	2,159
Illinois State Housing Development Authority Revenue Bonds, Series C (GNMA/FNMA/FHLMC Insured),
2.80%, 10/1/34	1,000	996
Railsplitter Tobacco Settlement Authority Revenue Bonds, Prerefunded,
5.50%, 6/1/21(1)	1,000	1,078
6.00%, 6/1/21(1)	2,000	2,175

		33,662

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
Indiana - 2.3%
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project,
6.50%, 9/15/30	$3,000	$3,255
6.38%, 9/15/41	2,000	2,143
Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,
7.00%, 3/1/39	3,000	3,067
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded,
8.00%, 9/1/21(1)	2,500	2,848

		11,313

Iowa - 0.9%
Iowa State Finance Authority Revenue Bonds, Series A, Lifespace Communities,
5.00%, 5/15/48	4,000	4,381

Kentucky - 1.5%
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,
5.75%, 7/1/49	2,500	2,739
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,
5.25%, 6/1/50	2,500	2,755
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Owensboro Health Inc.,
5.00%, 6/1/45	1,500	1,665

		7,159

Louisiana - 3.8%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.00%, 5/15/46	5,000	5,706
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(1)	50	61
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp.,
6.50%, 8/1/29	2,000	2,104
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp.,
6.50%, 11/1/35	2,000	2,119
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project,
6.75%, 5/1/41	1,250	1,313
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Lafayette General Health System,
5.00%, 11/1/41	5,000	5,480
Tobacco Settlement Financing Corp. Asset Backed Revenue Refunding Bonds, Series A,
5.50%, 5/15/29	1,610	1,612

		18,395

Maine - 1.1%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center,
5.00%, 7/1/43	5,000	5,349

Maryland - 2.1%
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 1,
5.00%, 3/15/31	5,000	6,392
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	1,550	1,715
6.13%, 1/1/36	2,000	2,189

		10,296

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
Massachusetts - 2.9%
Massachusetts State Development Finance Agency Revenue Bonds, Boston Medical Center, Green Bonds,
5.00%, 7/1/44	$2,000	$2,212
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	5,000	5,629
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 1/1/49	5,000	6,028

		13,869

Michigan - 4.3%
Michigan State Finance Authority Revenue Bonds, Local Government Loan Program Great Lakes Water Authority,
5.00%, 7/1/35	3,000	3,445
Michigan State Finance Authority Revenue Refunding Bonds, Local Government Loan Program,
5.00%, 7/1/30	2,000	2,293
Michigan State Strategic Fund Limited Obligation Revenue Bonds (AMT), I-75 Improvement Project,
5.00%, 6/30/48	5,000	5,816
Michigan State Strategic Fund Limited Obligation Revenue Bonds, Holland Home,
5.00%, 11/15/42	4,000	4,398
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	4,355	5,033

		20,985

Mississippi - 0.5%
Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co.,
5.80%, 5/1/34	2,530	2,613

Missouri - 0.9%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.45%, 9/1/29	2,530	2,543
6.75%, 9/1/34	1,750	1,759

		4,302

New Jersey - 3.5%
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/48	1,665	1,780
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc. Project,
5.63%, 11/15/30	2,000	2,295
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.25%, 6/15/41	2,000	2,224
5.00%, 6/15/45	2,250	2,465
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.25%, 6/1/46	7,070	8,041

		16,805

New York - 4.9%
Build NYC Resource Corp. Revenue Bonds, New Dawn Charter Schools Project,
5.75%, 2/1/49	1,000	1,052
New York State Thruway Authority General Junior Indebtedness Obligation Revenue Bonds, Series A, Junior Lien,
5.00%, 1/1/46	5,000	5,798
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc. Laguardia Airport Terminals,
5.00%, 1/1/36	5,000	5,874
New York State Transportation Development Corp. Special Facility Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.25%, 1/1/50	5,000	5,537

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
New York - 4.9% continued
New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,
5.00%, 8/1/31	$5,000	$5,260

		23,521

North Dakota - 1.2%
Ward County Health Care Facilities Revenue Bonds, Series C, Trinity Obligated Group,
5.00%, 6/1/43	5,000	5,590

Ohio - 4.9%
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, Prerefunded,
7.00%, 11/1/20(1)	4,000	4,291
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT),
5.00%, 7/1/49(2)	4,000	4,272
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.50%, 1/15/48	5,000	5,317
Ohio State University Hospital Health System Revenue Refunding Bonds,
5.00%, 1/15/41	4,655	5,310
Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21(8)	4,000	4,417

		23,607

Pennsylvania - 5.8%
Butler County Hospital Authority Revenue Bonds, Butler Health System Project, Prerefunded,
7.13%, 7/1/19(1)	3,000	3,000
Delaware County IDA Revenue Refunding Bonds, Covanta Project,
5.00%, 7/1/43	2,500	2,530
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (AMT), Carbonlite LLC Project,
5.75%, 6/1/36(2)	2,000	2,086
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, Prerefunded,
6.00%, 7/1/20(1)	2,500	2,613
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, Prerefunded,
6.25%, 10/1/21(1)	2,000	2,215
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1,
5.00%, 12/1/46	5,000	5,737
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds,
5.00%, 3/15/45	5,000	5,244
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.00%, 7/1/45	4,000	4,487

		27,912

Puerto Rico - 0.6%
Puerto Rico Sales Tax Financing Corp. Restructured TRB, Series A-1,
4.75%, 7/1/53	3,000	2,916

Rhode Island - 1.6%
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/35	2,000	2,203
5.00%, 6/1/40	5,000	5,450

		7,653

Tennessee - 0.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
4.00%, 10/1/49	1,000	1,058
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University,
5.00%, 10/1/48	1,115	1,260

		2,318

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
Texas - 10.3%
Aldine Texas Independent School District School Building G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/43	$5,000	$5,961
Austin Convention Enterprises, Inc. Convention Center Revenue Refunding Bonds, First Tier,
5.00%, 1/1/34	1,995	2,333
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,593
5.00%, 12/1/45	2,000	2,121
Central Regional Mobility Authority Revenue Refunding Bonds,
5.00%, 1/1/46	2,000	2,257
Clifton Higher Educational Finance Corp. Educational International Leadership Revenue Bonds, Series D,
6.13%, 8/15/48	2,700	2,942
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds,
5.00%, 5/15/40	3,000	3,436
Mission Economic Development Corp. Revenue Refunding Bonds (AMT), Senior Lien, Natgasoline,
4.63%, 10/1/31	2,000	2,140
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio,
5.00%, 4/1/48	3,000	3,132
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
5.00%, 2/1/43	2,500	2,757
Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,
5.00%, 11/15/46	4,000	4,446
Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., Prerefunded,
6.20%, 2/15/20(1)	3,500	3,602
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Senior Lien, Blueridge Transportation,
5.00%, 12/31/40	2,750	3,052
5.00%, 12/31/45	1,250	1,382
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	3,000	3,158
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility,
6.88%, 12/31/39	2,500	2,565
Travis County HFDC Revenue Bonds, Westminster Manor Project, Prerefunded,
7.00%, 11/1/20(1)	805	864
7.13%, 11/1/20(1)	2,000	2,149

		49,890

Virginia - 0.8%
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,
5.25%, 7/1/35	270	292
5.00%, 7/1/45	2,515	2,645
Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,
5.00%, 7/1/38(4) (5) (6)	1,000	1,044

		3,981

Washington - 0.8%
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, Prerefunded,
7.00%, 7/1/19(1)	4,000	4,000

West Virginia - 0.9%
West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, Cabell Huntington Hospital,
5.00%, 1/1/43	3,950	4,568

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.9% continued
Wisconsin - 0.1%
PFA Education Revenue Bonds, North Carolina Leadership Academy,
5.00%, 6/15/49(2)	$520	$544

Wyoming - 0.6%
Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,
3.63%, 7/15/39	3,000	3,095

Total Municipal Bonds (Cost $450,502)		474,923

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(9) (10)	11,742,607	$11,743

Total Investment Companies (Cost $11,743)		11,743

Total Investments - 100.3% (Cost $462,245)		486,666

Liabilities less Other Assets - (0.3%)		(1,223)

NET ASSETS - 100.0%		$485,443

(1)	Maturity date represents the prerefunded date.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)

Restricted security that has been deemed illiquid. At June 30, 2019, the value of these restricted illiquid securities amounted to approximately $7,665,000 or 1.6% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project,
5.63%, 7/1/48	11/8/18	$1,993
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools,
5.00%, 8/1/46	2/4/16-3/8/17	5,187

(4)	Maturity date represents the puttable date.
(5)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(6)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Security has converted to a fixed rate as of December 15, 1999, is a fixed rate going forward.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of June 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFDC - Health Facility Development Corporation

IDA - Industrial Development Authority

PFA - Public Finance Authority

PSF - Permanent School Fund

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	2.0%
AA	6.0
A	20.5
BBB	42.5
BB	9.4
B	1.7
Not Rated	15.5
Cash Equivalents	2.4

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	7.6%
Development	14.0
Education	8.2
General	8.5
Higher Education	6.4
Housing	7.0
Medical	14.8
Tobacco Settlement	7.5
Transportation	8.8
All other sectors less than 5%	17.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$474,923	$—	$474,923
Investment Companies	11,743	—	—	11,743

Total Investments	$11,743	$474,923	$—	$486,666

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,986	$51,726	$46,969	$46	$11,743	11,742,607

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7%
Alabama - 0.9%
Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A,
4.00%, 6/1/21(1) (2) (3)	$5,000	$5,222
4.00%, 7/1/22(1) (2) (3)	5,000	5,333
4.00%, 12/1/23(1) (2) (3)	3,500	3,783
Southeast Alabama State Gas Supply District Revenue Bonds, Series A,
4.00%, 6/1/24(1) (2) (3)	10,000	10,885

		25,223

Alaska - 0.4%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	6,066
Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 12/1/41	5,000	5,654

		11,720

Arizona - 3.4%
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	10,000	11,734
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road, Prerefunded,
5.25%, 7/1/19(4)	10,000	10,000
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	12,000	13,987
Arizona State University Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/41	10,995	13,566
Chandler Excise TRB,
5.00%, 7/1/27	5,000	5,671
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	1,775	2,147
Maricopa County IDA Revenue Bonds, Series A, Banner Health,
4.00%, 1/1/44	5,000	5,454
Maricopa County IDA Revenue Bonds, Series B, Banner Health Obligation Group,
5.00%, 10/18/22(1) (2) (3)	500	556
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	197
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,734
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,
5.00%, 7/1/26	1,500	1,839
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT), Senior Lien,
5.00%, 7/1/20	1,500	1,553
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, Prerefunded,
5.00%, 7/1/20(4)	3,000	3,110
Phoenix Civic Improvement Corp. District Revenue Convertible CABS, Series B, Civic Plaza Project (NATL Insured),
5.50%, 7/1/38(5)	5,000	7,179
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Junior Lien,
5.00%, 7/1/30	2,000	2,423
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/23	10,000	10,879
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	5,000	5,847

		98,876

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
California - 8.0%
Anaheim Public Financing Authority Lease Revenue Refunding Bonds, Anaheim Public Improvements Project (BAM Insured),
5.00%, 9/1/34	$1,750	$2,134
Bay Area Toll Bridge Authority Revenue Bonds,
5.00%, 4/1/27	1,145	1,262
Beverly Hills Unified School District G.O. Unlimited Bonds, Series A,
4.00%, 8/1/33	2,710	3,130
Burbank Unified School District G.O. Unlimited Convertible CABS, Series A, (Step to 5.00% on 8/1/23),
0.82%, 8/1/34(5)	3,500	3,300
Cabrillo Community College District G.O. Unlimited CABS, Series B, Election of 2004 (NATL Insured),
0.00%, 8/1/39(6)	11,755	4,484
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AM,
5.00%, 12/1/25	1,000	1,148
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	1,000	1,044
6.25%, 11/1/34	5,000	5,084
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/32	5,000	6,392
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/36	6,130	7,300
5.00%, 5/15/37	3,440	4,078
California State Taxable G.O. Unlimited Bonds,
3.50%, 4/1/28	6,750	7,287
California State Various Purpose Bid Group G.O. Unlimited Refunding Bonds,
5.00%, 8/1/30	5,000	6,359
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 4/1/33	29,000	35,888
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,
5.00%, 5/15/29	1,250	1,486
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006, (Step to 6.63% on 8/1/26),
2.59%, 8/1/35(5)	11,850	12,621
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	435	499
Glendale Electric Works Revenue Bonds,
5.00%, 2/1/43	5,000	5,621
Long Beach Harbor Revenue Bonds, Series A,
5/15/37(7)	1,000	1,254
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/30	10,000	11,744
5.00%, 8/1/31	1,310	1,536
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	4,365	5,476
Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,
5.00%, 5/15/36	3,000	3,768
Los Angeles Department of Airports Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	703

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
California - 8.0% continued
Los Angeles Department of Airports Subordinate Revenue Bonds, Series C (AMT),
5.00%, 5/15/35	$10,000	$12,054
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	2,500	2,897
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/20	55	57
Los Angeles Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.00%, 7/1/40	10,000	11,560
Marin Community College District G.O. Unlimited Bonds, Series B, Election of 2016,
4.00%, 8/1/40	5,000	5,486
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	7,500	8,193
Orange County Water District COPS, Series A, Interim Obligations,
2.00%, 8/15/23	12,500	12,848
Riverside Sewer Revenue Refunding Bonds, Series A,
5.00%, 8/1/37	3,260	4,035
Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 7/1/35	6,000	7,280
San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012,
5.00%, 7/1/41	6,415	7,689
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/35	3,500	4,307
San Francisco City & County Public Utilities Commission Water Non-WSIP Revenue Bonds, Series B,
5.00%, 11/1/45	5,975	6,904
San Jose Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Subseries B,
5.00%, 8/1/19	2,000	2,006
San Mateo County Community College District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 9/1/45	3,000	3,673
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2018,
3.00%, 7/1/33	1,735	1,813
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/24	650	769
Simi Valley Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	1,000	1,283
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	5,000	5,169
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/48	2,000	2,414

		234,115

Colorado - 2.3%
Adams County School District No. 1 G.O. Unlimited Bonds, Mapleton Public Schools (State Aid Withholding),
5.25%, 12/1/40	5,000	6,005
Arvada Sales & Use TRB,
5.00%, 12/1/31	3,000	3,793
Colorado Springs Utilities Revenue Bonds, Series A-4,
5.00%, 11/15/43	6,500	7,920
Colorado State COPS ,Series A,
4.00%, 12/15/36	10,000	11,122
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	1,000	1,178
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,731
5.25%, 11/15/29	1,740	2,001

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Colorado - 2.3% continued
Denver City & County Airport System Subordinate Revenue Refunding Bonds Series A (AMT),
5.00%, 12/1/43	$3,000	$3,544
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series B,
5.00%, 12/1/43	5,000	6,036
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	3,213
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded,
6.00%, 9/1/19(4)	6,550	6,601
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/22	5,000	5,704
Denver City & County School District No.1 COPS, Series B,
5.25%, 12/1/40	5,000	5,289
El Paso County School District No. 2 Harrison G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/33	2,265	2,835
University of Colorado Enterprise Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(4)	1,000	1,142

		68,114

Connecticut - 1.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-4, Yale University Issue,
2.00%, 2/8/22(1) (2) (3)	15,000	15,237
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	5,000	6,115
5.00%, 10/1/35	7,500	9,042
Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B,
3.00%, 12/1/22	1,725	1,786
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	9,694

		41,874

Delaware - 0.0%
Delaware State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 7/1/23	969	1,005

District of Columbia - 0.8%
District of Columbia Water & Sewer Authority Public Utility Revenue Refunding Bonds, Series C, Subordinate Lien,
5.00%, 10/1/39	5,000	5,725
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds (AMT),
5.00%, 10/1/30	2,630	3,201
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	2,510	2,778
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Improvement,
10/1/33(7)	1,000	1,232
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/20	3,000	3,133
5.00%, 10/1/26	2,000	2,155
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	3,000	3,409
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	3,000	3,588

		25,221

Florida - 3.3%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,772

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Florida - 3.3% continued
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/28	$6,185	$7,126
Broward County Airport System Revenue Bonds, Series Q-1,
5.00%, 10/1/42	1,295	1,409
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,000	1,071
5.00%, 9/1/25	1,000	1,071
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,672
Broward County School District G.O. Unlimited Bonds,
5.00%, 7/1/35	6,180	7,639
Central Expressway Authority Revenue Bonds, Senior Lien,
5.00%, 7/1/43	3,250	3,878
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,300
Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	2,000	2,469
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	5,000	5,131
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.38%, 10/1/29	3,395	3,674
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	5,000	5,376
Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Prerefunded,
5.63%, 11/15/19(4)	10	10
Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Unrefunded Balance,
5.63%, 11/15/37	4,990	5,062
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,816
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/44	4,000	4,555
Hillsborough County Capital Improvement Non-Ad Valorem Revenue Bonds,
3.13%, 8/1/46	1,500	1,497
Lee County School Board Refunding COPS,
5.00%, 8/1/22	800	886
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,534
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	743
Miami-Dade County School Board COPS, Series A,
5.00%, 5/1/32	5,000	5,563
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,145
5.25%, 10/1/22	2,500	2,816
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(4)	80	86
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,920	5,303
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	5,955

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Florida - 3.3% continued
Reedy Creek Improvement District G.O. Limited Bonds, Series A,
5.25%, 6/1/29	$5,000	$5,681
5.25%, 6/1/30	5,000	5,676

		96,916

Georgia - 3.6%
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Transmission Co. Plant,
2.50%, 5/3/21(1) (2) (3)	2,500	2,535
Georgia State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/31	10,965	13,851
4.00%, 7/1/36	5,000	5,636
Georgia State G.O. Unlimited Bonds, Series A-Tranche 2,
7/1/31(7)	10,000	12,915
7/1/39(7)	10,000	10,167
Georgia State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/30	5,000	6,223
Georgia State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 1/1/28	5,745	7,139
Georgia State G.O. Unlimited Refunding Bonds, Series I, 5.00%, 7/1/20 Gwinnett County School District G.O. Unlimited Bonds,	2,995	3,106
5.00%, 2/1/40	5,000	6,201
Main Street Natural Gas Inc. Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/2/24(1) (2) (3)	14,000	15,530
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(1) (2) (3)	2,500	2,723
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	5,000	5,463
Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Subseries D, (Floating, ICE LIBOR USD 1M + 0.83%),
2.44%, 12/1/23(1) (3)	10,000	9,913
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Bonds, Series A,
7/1/47(7)	2,000	2,020
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,729

		106,151

Hawaii - 1.4%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	1,000	1,037
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/28	1,025	1,279
5.00%, 7/1/30	1,250	1,537
5.00%, 7/1/43	5,000	5,913
Hawaii State G.O. Unlimited Refunding Bonds, Series EP,
5.00%, 8/1/26	10,000	11,733
Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project, (Floating, SIFMA Municipal Swap Index Yield + 0.31%), 2.21%,
9/1/20(1) (3)	5,000	4,999
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	11,755	14,111

		40,609

Idaho - 1.0%
Idaho State G.O. Unlimited TANS,
3.00%, 6/30/20	28,950	29,442

Illinois - 2.1%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,780
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien,
5.50%, 1/1/30	2,025	2,273

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Illinois - 2.1% continued
Chicago O’Hare International Airport General Revenue Bonds, Series C (AMT), Senior Lien,
5.25%, 1/1/27	$500	$558
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B (AMT), Senior Lien,
5.00%, 1/1/25	5,000	5,413
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,807
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,916
5.25%, 11/15/35	5,000	5,970
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,231
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,560
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
4.25%, 1/1/44	5,000	5,298
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System,
5.00%, 11/15/35	1,500	1,701
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,455	1,631
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	7,000	7,577
Illinois State Toll Highway Authority Revenue Bonds, Series A,
1/1/38(7)	3,500	3,434
Regional Transportation Authority Revenue Bonds, Series B,
5.00%, 6/1/35	2,000	2,379
Will County G.O. Unlimited Bonds,
4.00%, 11/15/36	3,000	3,226
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,813

		60,567

Indiana - 2.5%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/31	5,750	6,209
5.25%, 10/1/38	2,980	3,211
4.25%, 10/1/44	10,000	10,782
Indiana State Finance Authority Health System Revenue Bonds, Indiana University Health Obligation,
7/1/25(1) (2) (3) (7)	3,500	3,597
12/1/49(7)	2,500	2,717
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	4,000	4,547
Indiana State Finance Authority Variable Revenue Bonds, Series E-5, Ascension Health,
2.00%, 7/9/19(1) (3) (8)	25,540	25,540
Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,
4.00%, 11/15/46	2,500	2,681
Indiana State University Revenue Bonds, Series S, Student Fee,
4.00%, 10/1/36	1,000	1,104
4.00%, 10/1/37	1,855	2,038
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A, Courthouse & Jail Project,
5.00%, 2/1/36	5,085	6,294
5.00%, 2/1/54	1,250	1,489

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Indiana - 2.5% continued
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	$970	$1,007
5.50%, 1/10/24	1,135	1,283

		72,499

Iowa - 0.8%
Kirkwood Community College Refunding G.O. Unlimited Bonds, Merged Area X,
3.00%, 6/1/32	5,750	5,957
PEFA, Inc. Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2) (3)	15,000	17,685

		23,642

Kentucky - 2.1%
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,401
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	4,366
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1,
4.00%, 6/1/25(1) (2) (3)	20,000	22,037
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	21,000	23,172
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1,
2.25%, 3/1/20	3,000	3,003
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	3,000	3,226

		61,205

Louisiana - 0.7%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	3,297
Louisiana State G.O. Unlimited Bonds, Series A,
4.00%, 5/15/32	6,500	6,957
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/15/24	2,825	3,216
Louisiana State Highway Improvement Revenue Bonds, Series A,
5.00%, 6/15/30	5,390	6,168

		19,638

Maryland - 3.3%
Baltimore County G.O. Unlimited BANS,
4.00%, 3/19/20	6,000	6,117
Baltimore County Metropolitan District 81st Issue G.O. Unlimited Bonds,
4.00%, 3/1/39	2,500	2,807
Baltimore G.O. Unlimited Bonds, Series A,
5.00%, 10/15/35	1,850	2,255
Howard County Consolidated Public Improvement Project G.O. Unlimited Refunding Bonds,
4.00%, 8/15/31	5,440	6,337
Howard County G.O. Unlimited Refunding Bonds, Series D,
5.00%, 2/15/30	2,500	3,145
5.00%, 2/15/31	10,000	12,503
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 1,
5.00%, 3/15/31	5,000	6,392
5.00%, 3/15/32	2,000	2,545
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2,
5.00%, 8/1/30	10,000	12,669
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,
5.00%, 10/1/27	10,000	12,344

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Maryland - 3.3% continued
Maryland State G.O. Unlimited Bonds, First Series,
4.00%, 6/1/25	$1,500	$1,682
Maryland State G.O. Unlimited Bonds, Series A,
2.75%, 8/1/25	3,350	3,514
Maryland State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/20	3,750	3,900
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
4.00%, 7/1/19(4)	2,000	2,000
Prince George’s County Consolidated Public Improvement G.O. Limited Bonds, Series A,
4.00%, 7/15/32	10,000	11,542
Saint Mary’s County G.O. Unlimited Bonds,
5.00%, 8/1/24	500	588
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Bonds, Second Series,
5.00%, 6/1/37	5,000	5,938

		96,278

Massachusetts - 2.9%
Boston G.O. Unlimited Bonds, Series A,
5.00%, 3/1/36	1,000	1,264
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	2,000	2,097
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(6)	3,000	2,400
Massachusetts State College Building Authority Revenue Refunding Bonds, Series A (State Higher Education Intercept Program),
5.00%, 5/1/31	2,860	3,357
Massachusetts State Development Finance Agency Revenue Bonds, Series B, Harvard University, Prerefunded,
5.00%, 10/15/20(4)	2,585	2,708
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	2,625	3,290
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
5.00%, 7/15/40	7,500	10,463
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	621
Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan of 2019,
5.00%, 5/1/43	10,000	12,207
5.00%, 5/1/44	2,500	3,044
Massachusetts State G.O. Limited Bonds, Series E,
3.00%, 12/1/27	2,500	2,513
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Mass Institute Technology,
5.50%, 7/1/32	2,500	3,499
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare, Prerefunded,
5.25%, 7/1/19(4)	5,000	5,000
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University,
6.25%, 4/1/20	1,000	1,038
Massachusetts State School Building Authority Sales TRB, Series B, Senior Lien,
5.00%, 11/15/39	5,000	5,948
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured),
5.50%, 6/1/21	500	540
Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds,
5.00%, 6/1/42	5,000	5,948

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Massachusetts - 2.9% continued
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	$5,000	$6,064
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B,
5.00%, 8/1/26	5,000	5,193
Massachusetts State Water Resources Authority Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 7/15/19	130	130
Tewksbury G.O. Limited Bonds,
3.00%, 6/1/37	1,000	1,006
University of Massachusetts Building Authority Project Revenue Bonds, Senior-Series 1,
4.00%, 11/1/43	7,500	7,915

		86,245

Michigan - 2.4%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,864
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A, (Q-SBLF Insured),
5.00%, 5/1/27	400	481
Michigan Finance Authority State Aid Revenue Notes, Series A-1 (State Aid Withholding),
4.00%, 8/20/19	20,000	20,063
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/29	5,000	5,668
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.00%, 10/15/27	10,000	10,786
Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/25	3,970	4,429
Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group,
5.00%, 12/1/37	5,000	5,968
5.00%, 12/1/47	1,000	1,087
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance,
4.75%, 10/1/23	345	346
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, William Beaumont Hospital Credit Group,
5.00%, 9/1/39	3,000	3,321
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	3,400	4,000
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	11,495

		69,508

Minnesota - 0.3%
Hennepin County G.O. Unlimited Bonds, Series A,
5.00%, 12/1/25	3,515	3,944
Minneapolis-Saint Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT),
5.00%, 1/1/22	2,500	2,507
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/38	1,500	1,850
Minnesota State G.O. Unlimited Bonds, Series A, Escrowed to Maturity,
5.00%, 10/1/20	75	78
Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,000	1,161
Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded,
5.00%, 8/1/22(4)	245	272

		9,812

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Mississippi - 0.1%
Mississippi State Development Bank Rankin County School District Project Special Obligation Revenue Bonds,
4.00%, 6/1/43	$2,000	$2,152

Missouri - 1.1%
Jackson County Consolidated School District No. 2 Raytown G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 3/1/36	2,000	2,490
Kansas City Sanitation Sewer System Revenue Bonds, Subseries A,
4.00%, 1/1/42	3,750	4,127
Missouri State Environmental Improvement & Energy Resources Authority Revenue Refunding Bonds, Series A-R, Union Electric Co. Project,
2.90%, 9/1/33	12,000	11,884
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,480	1,780
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Escrowed to Maturity,
5.00%, 7/1/23	125	143
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Prerefunded,
5.00%, 1/1/20(4)	5	5
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 1/1/22	5,055	5,149
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, Mercy Health,
5.00%, 6/1/30	2,500	3,142
Saint Louis Airport Revenue Refunding Bonds, St. Louis Lambert International Airport,
5.00%, 7/1/31	1,750	2,201
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(6)	2,100	1,761

		32,682

Nebraska - 0.4%
Lancaster County School District No.1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	4,513
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,462
Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,
5.00%, 2/1/22(4)	3,000	3,279

		13,254

Nevada - 0.8%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/34	2,500	2,722
Clark County School District Building G.O. Limited Bonds, Series B (AGM, CR Insured),
5.00%, 6/15/31	6,000	7,403
Clark County School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 6/15/35	7,500	8,259
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	6,512

		24,896

New Jersey - 0.3%
New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction,
5.00%, 3/1/27	3,290	3,529

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
New Jersey - 0.3% continued
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	$2,500	$2,880
Parsippany-Troy Hills Township G.O. Unlimited Bonds, Series ABCD,
3.00%, 9/15/27	1,665	1,775

		8,184

New Mexico - 0.9%
New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	2,963
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds, Series A,
5/1/25(1) (2) (3) (7)	20,000	23,336

		26,299

New York - 13.5%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A,
5.00%, 3/1/22	8,650	9,480
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, Prerefunded,
5.00%, 11/15/19(4)	5,000	5,071
Metropolitan Transportation Authority Revenue BANS, Series B-1A,
5.00%, 5/15/20	2,000	2,062
Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded,
5.25%, 11/15/20(4)	5,000	5,279
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.25%, 11/15/28	5,000	6,066
Monroe County Industrial Development Corp. Revenue Refunding Bonds, Series B, University of Rochester Project,
5.00%, 7/1/26	2,500	3,116
New York City Housing Development Corp. MFH Revenue Bonds, Series B1B,
3.88%, 11/1/28	4,060	4,291
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood (FNMA Insured),
2.95%, 2/1/26(1) (2) (3)	4,000	4,188
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	5,000	5,566
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 6/15/40	10,000	12,404
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series AA,
5.00%, 6/15/27	5,000	6,298
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2,
5.00%, 6/15/40	10,000	12,006
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/29	3,500	4,232
5.25%, 6/15/36	2,500	3,071
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	4,765	5,666
5.00%, 6/15/39	8,000	9,285
New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Subseries FF-2,
5.00%, 6/15/38	5,000	6,199
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,611

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
New York - 13.5% continued
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	$10,000	$10,765
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-3 Subseries S-3A (State Aid Withholding),
5.00%, 7/15/36	5,000	6,123
5.00%, 7/15/37	10,000	12,193
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds,
4.00%, 11/1/37	4,925	5,534
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Prerefunded,
5.00%, 11/1/19(4)	5	5
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,506
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,000	1,086
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	5,000	6,050
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B,
5.00%, 2/1/22	2,000	2,118
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance,
5.00%, 11/1/21	4,995	5,057
5.00%, 2/1/30	5,000	5,443
New York City Transitional Finance Authority Future Tax Subordinate Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,375	1,536
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	6,017
New York G.O. Unlimited Bonds, Series 1,
5.00%, 8/1/20	750	780
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	12,188
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	2,750	3,453
5.00%, 3/1/37	3,700	4,490
4.00%, 3/1/41	5,000	5,559
4.00%, 3/1/42	7,500	8,320
New York G.O. Unlimited Bonds, Series H,
5.00%, 8/1/30	5,000	5,660
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/36	1,150	1,402
5.00%, 4/1/43	2,000	2,398
New York G.O. Unlimited Refunding Bonds, Series E,
5.00%, 8/1/21	10,000	10,756
5.00%, 8/1/28	1,045	1,280
New York State Dorm Authority State Personal Income Tax Revenue Bonds, Series E,
5.00%, 8/15/20	1,500	1,563
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,000	2,495
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	15,000	15,352

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
New York - 13.5% continued
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded,
5.25%, 10/1/19(4)	$4,660	$4,707
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	340	343
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
4.00%, 7/1/35	5,000	5,681
5.00%, 7/1/36	2,500	3,101
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, School Districts Financing Program (AGM State Aid Withholding),
5.00%, 10/1/22	1,585	1,777
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 1,
5.00%, 3/15/22	15,000	16,480
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 2,
5.00%, 3/15/34	10,000	12,471
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),
5.50%, 3/15/30	7,040	9,478
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Bidding Group 4,
5.00%, 3/15/48	3,500	4,201
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 3,
5.00%, 3/15/42	5,000	6,038
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/27	10,000	11,318
New York State Dormitory Authority Sales TRB, Series A, Group B,
5.00%, 3/15/28	1,910	2,368
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	4,447
New York State Dormitory Authority State Personal Income Tax General Purpose Refunding Revenue Bonds, Series A,
5.00%, 2/15/21	1,500	1,590
New York State Dormitory Authority State Personal Income TRB, Series A,
5.00%, 2/15/43	2,000	2,347
New York State Environmental Facilities Corp. 2010 Master Financing Program Revenue Bonds, Green Bonds,
5.00%, 2/15/49	2,500	3,068
New York State Environmental Facilities Corp. State Clean & Drinking Water Revenue Refunding Bonds, Series A,
5.00%, 6/15/21	1,500	1,612
New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water,
5.00%, 6/15/36	5,000	5,326
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM, CR Insured),
5.00%, 4/1/21	5,075	5,304
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	6,122
5.00%, 3/15/40	2,500	3,029
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	1,500	1,660
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/25	1,550	1,753

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
New York - 13.5% continued
New York State Urban Development Corp. Taxable General Personal Income TRB,
3.90%, 3/15/33	$5,000	$5,367
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	1,130	1,322
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,513
5.00%, 9/15/29	5,000	6,237
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/22	1,000	1,125
5.00%, 10/15/28	5,000	5,914
4.00%, 10/15/32	1,000	1,119
Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, MTA Bridges and Tunnels,
5.00%, 11/15/41	1,500	1,849
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,953
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/41	5,000	6,079
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	1,000	1,133

		397,857

North Carolina - 3.2%
Charlotte COPS, Series B,
3.00%, 6/1/22	20,330	20,358
Charlotte Douglas International Airport Revenue Bonds,
5.00%, 7/1/26	2,420	2,837
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	3,993
Charlotte Refunding COPS, Series C,
4.00%, 6/1/37	2,535	2,843
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/31	7,500	9,488
Charlotte Water and Sewer System Revenue Refunding Bonds,
4.00%, 7/1/36	6,790	7,474
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding, Series A, Atrium Health,
5.00%, 1/15/35	5,000	6,105
Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS,
3.00%, 9/1/20	5,000	5,049
North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Bonds, Wake Forest University,
5.00%, 1/1/48	1,480	1,763
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 5/1/20(4)	5,000	5,154
Union County Enterprise System Revenue Bonds, Series A,
4.00%, 6/1/37	2,000	2,282
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series B, (Floating, ICE LIBOR USD 1M + 0.35%),
1.96%, 12/1/21(1) (3)	15,000	15,000
Wake County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/21	10,000	10,615

		92,961

Ohio - 0.8%
American Municipal Power-Ohio, Inc. Revenue Refunding Bonds, Series A, Combined Hydroelectric Projects,
4.00%, 2/15/35	5,000	5,386
Miami County Hospital Facilities Improvement Revenue Refunding Bonds, Kettering Health Network,
5.00%, 8/1/35	1,200	1,428

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Ohio - 0.8% continued
Ohio State Higher Education G.O. Unlimited Infrastructure Improvement Bonds, Series A,
4.00%, 2/1/32	$2,500	$2,651
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/38	1,000	1,236
5.00%, 11/1/39	1,365	1,678
Ohio State Turnpike Commission Revenue Refunding Bonds, Series A,
5.00%, 2/15/28	2,000	2,474
Ohio State University Revenue Bonds, Series A,
5.00%, 12/1/39	5,000	5,747
Ohio State Water Development Authority Revenue Bonds,
12/1/29(7)	2,000	2,593

		23,193

Oklahoma - 0.3%
Tulsa Public Facilities Authority Revenue Bonds,
3.00%, 6/1/27	5,000	5,304
3.00%, 6/1/29	3,000	3,143

		8,447

Oregon - 0.6%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	1,600	1,932
Clackamas County School District No.12 North Clackamas G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/33	2,500	3,040
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,430
Oregon State Board Education G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 8/1/20(4)	40	42
Oregon State Board Education G.O. Unlimited Bonds, Series A, Unrefunded Balance,
5.00%, 8/1/23	4,440	4,619
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series D (Moral Obligation Insured),
5.00%, 4/1/27	1,315	1,567
Oregon State G.O. Unlimited Refunding Bonds, Series L,
5.00%, 8/1/31	2,745	3,391

		17,021

Pennsylvania - 2.2%
Allegheny County Hospital Development Authority Revenue Refunding Bonds, University of Pittsburgh Medical Center,
4.00%, 7/15/36	5,000	5,513
Commonwealth Financing Authority Taxable Revenue Bonds, Series A,
3.81%, 6/1/41	2,000	2,098
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,172
5.00%, 6/1/26	1,500	1,790
5.00%, 6/1/27	3,000	3,637
5.00%, 6/1/31	2,000	2,417
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 7/1/38	3,690	4,634
Montgomery County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/22	915	1,004
Neshaminy School District G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 11/1/34	5,000	5,661
Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 6/1/29	5,000	5,304
4.00%, 6/1/30	5,555	5,878
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/37	5,000	5,957

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Pennsylvania - 2.2% continued
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/38	$5,000	$5,709
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	11,635	14,103

		64,877

Rhode Island - 0.2%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	2,924
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
5.00%, 8/1/21	1,000	1,076
Rhode Island State Clean Water Finance Agency Pollution Control Subordinated Revenue Refunding Bonds, Subseries A,
5.00%, 10/1/21	2,880	3,012

		7,012

South Carolina - 1.5%
Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,
5.00%, 11/1/21(4)	2,500	2,713
Patriots Energy Group Financing Agency Revenue Bonds, Series A,
4.00%, 2/1/24(1) (2) (3)	5,000	5,476
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC, CR MBIA Insured),
5.38%, 1/1/25	4,870	5,808
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	593
South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds (AGM Insured),
5.00%, 10/1/35	3,060	3,678
South Carolina State Transportation Infrastructure Bank Variable Revenue Refunding Bonds, Series 2003B, (Floating, ICE LIBOR USD 1M + 0.45%),
2.05%, 10/1/22(1) (3)	25,000	24,969

		43,237

Tennessee - 1.0%
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,132
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.00%, 10/1/38	1,000	1,196
Metropolitan Government Nashville & Davidson County Improvement G.O. Unlimited Bonds,
5.00%, 7/1/29	5,000	6,379
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance,
5.00%, 7/1/24	4,600	4,766
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	7,400	8,549
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series A, Gas Project,
4.00%, 5/1/23(1) (2) (3)	3,500	3,752
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program,
4.05%, 7/1/20	445	454
4.13%, 7/1/21	1,520	1,541
Williamson County District School G.O. Unlimited Bonds,
5.00%, 4/1/25	1,000	1,198

		28,967

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX -EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Texas - 10.7%
Austin Public Improvements G.O. Limited Bonds,
5.00%, 9/1/32	$2,625	$3,213
Brazosport Independent School District, G.O. Unlimited Bonds, Series A (PSF, Gtd.),
4.00%, 2/15/29	2,355	2,714
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/22	100	109
Central Regional Mobility Authority Revenue Bonds, Senior Lien,
5.00%, 1/1/43	1,930	2,236
Central Regional Mobility Authority Revenue Refunding Bonds,
5.00%, 1/1/46	1,000	1,129
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Senior Lien,
5.00%, 12/1/32	10,000	12,861
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 12/1/26	1,000	1,179
Dallas G.O. Limited Bonds, Series A,
3.00%, 2/15/36	3,000	3,022
Forney Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/30	1,590	1,909
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.),
1.95%, 8/1/22(1) (2) (3)	2,500	2,531
Fort Worth Water & Sewer Revenue Bonds,
2/15/35(7)	3,110	3,491
Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	6,969
Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Herman Health System,
5.00%, 12/1/30	3,500	4,004
Harris County Flood Control District Contract Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 10/1/20(4)	10,000	10,455
Hays Consolidated Independent School District School Building G.O. Unlimited Bonds, Series B (PSF, Gtd.),
2.70%, 8/15/23(1) (2) (3)	10,000	10,305
Hidalgo County Certificates Obligation G.O. Limited Bonds, Series A,
5.00%, 8/15/32	1,365	1,679
Killeen Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/37	5,000	6,081
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series (AGM Insured), Escrowed to Maturity,
4.75%, 1/1/28	5,430	6,251
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/25	1,800	2,014
5.00%, 1/1/35	3,000	3,976
5.00%, 1/1/38	3,000	3,595
5.00%, 1/1/39	5,000	5,969
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Subseries B,
2.00%, 12/1/21(1) (2) (3)	1,500	1,510
San Jacinto Community College District G.O. Limited Bonds, Series A,
5.00%, 2/15/33	1,000	1,177
Spring Branch Independent School District Variable G.O. Unlimited Bonds, Schoolhouse Bonds (PSF, Gtd.),
1.55%, 6/15/21(1) (2) (3)	2,000	2,001
Texas State A&M University Financing System Revenue Bonds, Series B,
5.00%, 5/15/20	7,685	7,933
Texas State A&M University Financing System Revenue Bonds, Series D, Prerefunded,
5.00%, 5/15/23(4)	5,000	5,702

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Texas - 10.7% continued
Texas State TRANS,
4.00%, 8/29/19	$159,270	$159,886
Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/23	70	81
Texas State Transportation Commission Mobility Fund Refunding G.O. Unlimited Bonds,
4.00%, 10/1/33	5,000	5,451
5.00%, 10/1/34	1,500	1,717
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund,
4.00%, 10/15/43	10,000	11,015
5.00%, 10/15/43	5,000	6,018
Texas State Water Finance Assistance G.O. Unlimited Refunding Bonds,
5.00%, 8/1/21	4,000	4,306
5.00%, 8/1/27	1,835	2,251
Texas State Water Financial Assistance Variable G.O. Unlimited Refunding Bonds,
2.25%, 8/1/22(1) (2) (3)	2,000	2,016
University of Texas Revenue Refunding Bonds, Series A,
5.00%, 8/15/33	5,000	6,367
University of Texas Revenue Refunding Bonds, Series I,
5.00%, 8/15/22	750	836

		313,959

Utah - 0.3%
Cache County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
4.00%, 6/15/28	3,325	3,688
Provo G.O. Unlimited Refunding Bonds,
5.00%, 1/1/26	1,000	1,218
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/26	1,500	1,807
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 6/15/38	2,000	2,322

		9,035

Vermont - 0.0%
Vermont G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	1,425	1,586

Virginia - 2.1%
Arlington County G.O. Unlimited Bonds,
4.00%, 6/15/35	7,000	8,058
Fairfax County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 10/1/31	5,280	6,780
Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	3,465	4,039
Henrico Water & Sewer System Revenue Bonds,
4.00%, 5/1/46	10,000	11,053
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/22	1,360	1,480
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 10/1/24	1,500	1,676
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds,
5.00%, 7/1/28	5,000	5,983
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series A, 21st Century College Programs,
3.00%, 2/1/35	10,000	10,145
Virginia State Public Building Authority Revenue Bonds, Series A, Public Facilities,
5.00%, 8/1/32	3,500	4,481

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.7% continued
Virginia - 2.1% continued
Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds (State Aid Withholding),
5.00%, 3/1/30	$5,365	$6,828
Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.50%, 10/1/22	1,000	1,134
York County EDA Pollution Control Revenue Bonds, Series A, Virginia Electric and Power Company Project,
1.90%, 6/1/23(1) (2) (3)	1,500	1,511

		63,168

Washington - 2.5%
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	12,143
Pierce County School District No. 403 Bethel G.O. Unlimited Bonds (School Board Guaranty Program),
12/1/30(7)	5,000	6,408
Port of Seattle Revenue Refunding Bonds, Series A,
5.00%, 8/1/30	3,000	3,300
Seattle Municipal Light and Power Improvement Revenue Refunding & Improvement Bonds, Series A, Prerefunded,
5.00%, 2/1/21(4)	1,670	1,768
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	2,093
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	10,000	12,395
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
4.00%, 7/1/28	5,000	5,352
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	6,430	7,842
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services,
5.25%, 10/1/39	4,000	4,103
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,385
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series 201,
5.00%, 7/1/24	2,925	3,139
Washington State Various Purpose G.O. Unlimited Bonds, Series 2010E, Prerefunded,
4.00%, 2/1/20(4)	1,395	1,417
5.00%, 2/1/20(4)	10,000	10,216
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
2.75%, 2/1/27	1,160	1,188

		74,749

West Virginia - 0.1%
West Virginia State University Revenue Bonds, Series A, West Virginia University Projects,
5.00%, 10/1/27	1,745	1,929

Wisconsin - 0.5%
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	807
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,686
4.00%, 4/1/39	5,000	5,465
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	3,252

		14,210

Total Municipal Bonds (Cost $2,469,679)		2,548,335

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 11.4%
Northern Institutional Funds - Municipal Portfolio (Shares),
1.70%(9) (10)	125,000,000	$125,000
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(9) (10)	210,494,606	210,495

Total Investment Companies (Cost $335,495)		335,495

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 5.4%
Anchorage G.O. Unlimited TANS,
2.00%, 12/20/19	$5,000	$5,014
California State Educational Facilities Authority Variable Revenue Bonds, Series B, California Institute of Technology,
1.35%, 7/9/19(1) (3) (8)	650	650
California State Taxable G.O. Unlimited Bonds, High-Speed Passenger Train,
2.19%, 4/1/20(1) (2) (3)	5,000	4,997
Cobb County School District Short Term Construction G.O. Limited Notes,
3.00%, 12/18/19	5,000	5,037
Corpus Christi Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.),
2.00%, 8/15/19(1) (2) (3)	5,000	5,003
Florida Development Finance Corp. Surface Transportation Facilities Variable Revenue Bonds (AMT), Virgin Trains U.S.A. Pass,
1.90%, 3/17/20(1) (2) (3)	20,000	20,003
Fulton County TANS,
2.50%, 12/31/19	40,000	40,220
Metropolitan Transportation Authority Revenue Bonds, Series B-4,
5.00%, 11/15/19(1) (2) (3)	1,175	1,190
Montgomery County Variable G.O. Unlimited Bonds, Series E,
1.67%, 7/2/19(1) (3) (8)	12,595	12,595
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-2,
1.65%, 7/2/19(1) (3) (8)	15,320	15,320
New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds,
1.70%, 7/2/19(1) (3) (8)	10,000	10,000
New York Variable G.O. Unlimited Bonds, Subseries B-3 (TD Bank N.A. LOC),
1.77%, 7/9/19(1) (3) (8)	11,020	11,020
Ohio State Water Development Authority Water Pollution Control Loan Fund Variable Revenue Bonds, Series A,
1.98%, 7/9/19(1) (3) (8)	2,140	2,140
Orlando Utilities Commission Utility System Variable Revenue Refunding Bonds, Series B,
1.82%, 7/9/19(1) (3) (8)	5,000	5,000
Pasadena Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
3.00%, 8/15/19(1) (2) (3)	15,000	15,027
Pflugerville Independent School District G.O. Unlimited Bonds, Series A, School Building (PSF, Gtd.), Unrefunded Balance,
2.00%, 8/15/19(1) (2) (3)	6,500	6,504

Total Short-Term Investments (Cost $159,685)		159,720

Total Investments - 103.5% (Cost $2,964,859)		3,043,550

Liabilities less Other Assets - (3.5%)		(104,231)

NET ASSETS - 100.0%		$2,939,319

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Step coupon bond. Rate as of June 30, 2019 is disclosed.
(6)	Zero coupon bond.
(7)	When-Issued Security. Coupon rate is not in effect at June 30, 2019.
(8)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of June 30, 2019 is disclosed.

NORTHERN FUNDS QUARTERLY REPORT    21    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LIBOR - London Interbank Offered Rate

LOC - Letter of Credit

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

Q-SBLF - Qualified School Band Loan Fund

SIFMA - Securities Industry and Financial Markets Association

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

WSIP - Water System Improvement Program

Percentages shown are based on Net Assets.

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	17.4%
AA	46.6
A	12.6
A1+ (Short Term)	6.4
A1 (Short Term)	2.6
BBB	1.0
Not Rated	2.4
Cash Equivalents	11.0

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	25.6%
General Obligation	19.8
Higher Education	5.1
School District	6.8
Short-Term Investments	11.0
Transportation	6.6
Water	8.1
All other sectors less than 5%	17.0

Total	100.0%

TAX-EXEMPT FIXED INCOME FUNDS     22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$2,548,335	$—	$2,548,335
Investment Companies	335,495	—	—	335,495
Short-Term Investments	—	159,720	—	159,720

Total Investments	$335,495	$2,708,055	$—	$3,043,550

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Municipal Portfolio (Shares)	$125,000	$—	$—	$464	$125,000	125,000,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	232,993	456,855	479,353	1,157	210,495	210,494,606

Total	$357,993	$456,855	$479,353	$1,621	$335,495	335,494,606

NORTHERN FUNDS QUARTERLY REPORT    23    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0%
Arizona - 0.8%
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/22	$500	$554
Glendale Union School District No. 205 G.O. Unlimited Bonds, Series C,
5.00%, 7/1/22	1,150	1,270
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, Series B,
5.00%, 7/1/22	1,250	1,385
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series E, School Improvement Project of 2012,
5.00%, 7/1/21	2,370	2,544
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series B, School Improvement Project of 2013,
2.50%, 7/1/24	1,225	1,287
Scottsdale G.O. Limited Refunding Bonds,
3.00%, 7/1/22	450	473

		7,513

California - 6.8%
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds,
2.25%, 4/1/22(1) (2) (3)	10,000	10,165
2.63%, 4/1/26(1) (2) (3)	3,000	3,187
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Escrowed to Maturity,
5.00%, 12/1/21	90	98
California State G.O. Unlimited Refunding Bonds,
5.00%, 4/1/24	7,500	8,786
5.00%, 8/1/26	3,250	4,034
California State Municipal Finance Authority Insured Revenue Bonds, NCROC-Paradise Valley TEMPS 50 (California Mortgage Insured),
2.00%, 7/1/24	1,200	1,207
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/23	1,000	1,123
5.00%, 5/15/24	1,000	1,148
California State Various Purpose G.O. Unlimited Bonds, Bid Group A,
5.00%, 10/1/23	4,270	4,935
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 10/1/25	3,845	4,682
5.00%, 4/1/33	5,000	5,792
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
4.00%, 7/1/25	1,500	1,714
5.00%, 7/1/25	1,200	1,441
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/24	2,470	2,893
Los Angeles Unified School District Refunding G.O. Unlimited Bonds, Series A,
5.00%, 7/1/24	7,000	8,200
5.00%, 7/1/25	2,000	2,402
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2018,
3.00%, 7/1/30	1,450	1,556

		63,363

Colorado - 3.2%
Adams & Arapahoe Counties Joint School District No. 28J Aurora G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/1/23	2,525	2,833
5.00%, 12/1/24	1,000	1,122
Adams 12 Five Star Schools G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/15/22	3,000	3,423

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Colorado - 3.2% continued
Adams 12 Five Star Schools G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 12/15/19	$1,625	$1,653
Boulder Larimer & Weld Counties St. Vrain Valley School District No. RE-1 G.O. Unlimited Refunding Bonds (State Aid Withholding),
4.00%, 12/15/24	2,025	2,152
Colorado Springs Utilities Revenue Refunding, Series A-1,
5.00%, 11/15/23	2,300	2,661
Colorado State COPS ,Series A,
5.00%, 12/15/22	3,800	4,259
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2) (3)	3,000	3,588
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded,
6.00%, 9/1/19(4)	5,000	5,039
Larimer County School District No. R-1 Poudre G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/23	2,500	2,893

		29,623

Connecticut - 4.1%
Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,
5.00%, 10/15/20	8,000	8,373
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 4/15/25	8,250	9,727
Connecticut State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 9/15/23	2,000	2,279
Connecticut State G.O. Unlimited Refunding Bonds, Series G,
5.00%, 11/1/20	3,500	3,669
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-1, Yale University Issue,
2.00%, 2/8/22(1) (2) (3)	8,950	9,092
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series 2013 A, Yale University,
1.00%, 7/1/42(2) (3)	1,175	1,175
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-2, Yale University,
5.00%, 7/1/20(1) (2) (3)	3,915	4,058

		38,373

Delaware - 0.5%
Delaware State G.O. Unlimited Bonds,
5.00%, 2/1/24	3,750	4,364

District of Columbia - 1.0%
District of Columbia Income Tax Secured Revenue Bonds, Series A,
5.00%, 12/1/25	1,150	1,168
5.00%, 12/1/28	6,800	7,028
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/25	1,000	1,204

		9,400

Florida - 2.0%
Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/20	675	699
5.00%, 7/1/24	1,705	1,975
Florida State Board of Education G.O. Unlimited Bonds, Series E, Capital Outlay of 2008,
5.00%, 6/1/24	5,260	5,439
Florida State Board of Education G.O. Unlimited Bonds, Series H, Capital Outlay of 2007,
5.00%, 6/1/24	4,845	5,009
Florida State Board of Education Public Education Capital Outlay 2011 G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/26	2,005	2,144
JEA Electric System Revenue Refunding Bonds, Series A-Three,
5.00%, 10/1/19	1,275	1,285

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Florida - 2.0% continued
Orange County Housing Finance Authority Housing Revenue Bonds, Series A, Willow Key Apartments,
1.90%, 4/1/21(1) (2) (3)	$1,300	$1,306
Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds,
5.00%, 10/1/21	1,000	1,082

		18,939

Georgia - 2.3%
Atlanta & Fulton County Recreation Authority Revenue Refunding & Park Improvement Bonds, Series A,
5.00%, 12/1/19	380	386
Atlanta Water & Wastewater Revenue Refunding Bonds, Series C,
5.00%, 11/1/25	1,000	1,217
Georgia State G.O. Unlimited Bonds, Series A, Tranche 1,
5.00%, 7/1/20	1,000	1,037
Georgia State G.O. Unlimited Refunding Bonds, Series C-1,
4.00%, 1/1/25	1,955	2,224
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/20	1,895	1,971
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/19	5,270	5,286
Main Street Natural Gas Inc. Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/2/24(1) (2) (3)	5,000	5,546
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	3,400	3,715

		21,382

Hawaii - 1.3%
Hawaii State G.O. Unlimited Bonds, Series FW,
5.00%, 1/1/27	5,000	6,231
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	5,426

		11,657

Idaho - 0.3%
Boise City Independent School District G.O. Unlimited Bonds,
8/1/22(5)	1,250	1,349
8/1/23(5)	1,020	1,127

		2,476

Illinois - 2.8%
Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College,
5.00%, 12/1/24	1,315	1,539
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/22	1,150	1,267
Cook County Community Consolidated School District No. 21 Wheeling School Building G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 12/1/25	2,345	2,774
5.00%, 12/1/27	2,600	3,189
Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 12/1/20(4)	500	525
Illinois State Finance Authority Clean Water Initiative Revenue Bonds,
5.00%, 7/1/19	5,440	5,440
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A,
5.00%, 12/1/19	4,500	4,566
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/1/21	6,260	6,604

		25,904

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Indiana - 1.7%
Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group,
2.95%, 10/1/22	$1,750	$1,817
Indiana State Finance Authority Health System Revenue Refunding Bonds, Indiana University Health,
12/1/22(5)	4,000	4,483
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group,
7/1/22(1) (5)	5,000	5,008
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A,
5.00%, 1/1/21	1,490	1,573
Rockport PCR Revenue Refunding Bonds, Series A, Indiana Michigan Power Co. Project,
3.05%, 6/1/25	3,000	3,129

		16,010

Kansas - 0.2%
Johnson County Internal Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/21	835	901
Manhattan G.O. Unlimited Bonds, Series 01,
1.88%, 6/15/23	1,410	1,410

		2,311

Kentucky - 1.2%
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1,
4.00%, 6/1/20	650	663
4.00%, 12/1/20	1,070	1,104
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	5,000	5,517
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1,
2.25%, 3/1/20	4,000	4,005

		11,289

Louisiana - 1.8%
Lafayette Public Power Authority Electric Revenue Bonds,
5.00%, 11/1/26	1,900	2,114
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,
4.00%, 5/1/29	6,810	7,237
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	2,495	2,969
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Delta Campus Facilities Corp. Project (BAM Insured),
5.00%, 10/1/25	2,525	3,003
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project (BAM Insured),
5.00%, 10/1/25	1,150	1,368

		16,691

Maryland - 4.5%
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 8/1/19	5,000	5,015
Baltimore Wastewater Project Revenue Bonds, Series C,
5.00%, 7/1/21	1,330	1,428
Baltimore Water Project Revenue Bonds, Series A,
5.00%, 7/1/20	1,000	1,036
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
4.00%, 8/1/20	235	242
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance,
4.00%, 8/1/20	4,985	5,132

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Maryland - 4.5% continued
Maryland State & Local Facilities G.O. Unlimited Bonds, Loan of 2013-1,
4.00%, 3/1/26	$4,700	$4,904
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
5.00%, 2/1/20	5,000	5,108
Maryland State G.O. Unlimited Bonds, First Series,
5.00%, 6/1/26	5,000	5,841
Maryland State G.O. Unlimited Bonds, Second Series A, Local Facilities Loan,
5.00%, 8/1/20	2,860	2,974
Maryland State G.O. Unlimited Bonds, Second Series B, State & Local Facilities Loan,
2.50%, 8/1/24	4,075	4,122
Maryland State G.O. Unlimited Refunding Bonds, Series 2-C,
5.00%, 8/1/21	1,450	1,561
Maryland State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/24	730	860
Prince George’s County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 7/15/25	1,975	2,384
Washington Suburban Sanitary District G.O. Unlimited Refunding Bonds,
5.00%, 6/1/25	1,500	1,806

		42,413

Massachusetts - 2.6%
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Series A,
5.00%, 1/1/23(1) (2) (3)	10,000	11,184
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A,
5.00%, 8/15/25	10,000	11,114
Massachusetts State Water Resources Authority Revenue Bonds, Series B,
5.00%, 8/1/24	1,375	1,622
MWRA Revenue Bonds, Series J (AGM Insured), Escrowed to Maturity,
5.50%, 8/1/20	80	84

		24,004

Michigan - 3.5%
Ann Arbor Capital Improvement G.O. Limited Refunding Bonds,
2.25%, 5/1/20	1,565	1,577
Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/20	800	824
Grand Valley State University Revenue Bonds,
5.00%, 12/1/24	750	882
Michigan Finance Authority State Aid Revenue Notes, Series A-1 (State Aid Withholding),
4.00%, 8/20/19	12,550	12,590
Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health,
5.00%, 2/1/25(1) (2) (3)	3,000	3,510
Michigan State Finance Authority Clean Water State Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	2,805	2,934
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp.,
5.00%, 12/1/22	2,000	2,241
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 7/1/24(1) (2) (3)	5,000	5,558
Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds,
5.00%, 10/1/19	1,635	1,650
Western Michigan University General Revenue Refunding Bonds,
5.00%, 11/15/19	850	861

		32,627

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Minnesota - 2.7%
Edina Independent School District No. 273 G.O. Unlimited Refunding Bonds, Series B, School Building (School District Credit Program),
5.00%, 2/1/20	$1,960	$2,003
Hennepin County Sales Tax Revenue Refunding Bonds, Series A, First Lien, Ballpark Project,
5.00%, 12/15/26	1,500	1,735
Minneapolis Improvement And Various Purpose G.O. Unlimited Bonds,
4.00%, 12/1/24	1,540	1,748
2.00%, 12/1/27	2,000	2,016
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/25	4,005	4,843
5.00%, 10/1/25	1,855	2,252
Minnesota State G.O. Unlimited Refunding Bonds, Series E, State Trunk Highway,
5.00%, 8/1/23	3,040	3,161
Minnesota State Rural Water Finance Authority Revenue Notes, Public Projects Construction,
2.00%, 8/1/20	4,000	4,013
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 10/1/21	2,030	2,198
Park Rapids Independent School District No. 309 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/20	1,410	1,441

		25,410

Missouri - 1.4%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	2,825	3,361
Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	2,320	2,725
Jackson County Consolidated School District No. 2 Raytown G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.00%, 3/1/25	1,000	1,188
Lees Summit Moser G.O. Unlimited Bonds, Series A,
3.00%, 4/1/28	2,925	3,023
Springfield School District No. R-12 Direct Deposit G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/24	2,260	2,632

		12,929

Nevada - 1.7%
Clark County Airport System Revenue Bonds, Series C, Subordinate Lien (AGM Insured),
5.00%, 7/1/23	7,400	7,400
Clark County Flood Control G.O. Limited Bonds,
5.00%, 11/1/26	2,000	2,358
Nevada State System of Higher Education University Revenue Bonds, Series B,
5.00%, 7/1/26	5,000	5,671

		15,429

New Jersey - 0.3%
New Jersey State Transportation Trust Fund Authority Federal Highway Reimbursement Revenue Refunding Bonds,
5.00%, 6/15/24	2,000	2,301
Union County G.O. Unlimited Bonds, Series B, Escrowed to Maturity,
3.00%, 3/1/20	55	55
Union County G.O. Unlimited Bonds, Series B, Unrefunded Balance,
3.00%, 3/1/20	147	149

		2,505

New Mexico - 0.2%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 7/1/21	1,675	1,797

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
New York - 8.0%
Haverstraw-Stony Point Central School District G.O. Unlimited Refunding Bonds (State Aid Withholding),
3.00%, 10/15/28	$2,250	$2,449
Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A,
5.00%, 3/1/22	9,310	10,203
Metropolitan Transportation Authority Revenue Bonds, Climate Bond Certified, Green Bonds,
5.00%, 11/15/24(1) (2) (3)	2,000	2,338
Metropolitan Transportation Authority Revenue Refunding Bonds, Series C-1, Green Bonds,
5.00%, 11/15/24	6,000	7,051
New York City Housing Development Corp. MFH Revenue Bonds, Series L, Sustainable Neighborhood Bonds,
2.75%, 12/29/23(1) (2) (3)	3,000	3,097
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series A,
5.00%, 11/1/23	960	1,043
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series D, Fiscal 2013,
5.00%, 11/1/22	1,290	1,448
New York City Transitional Finance Authority Revenue Future Tax Secured Subordinate Revenue Bonds, Series G,
5.00%, 11/1/25	3,620	4,105
New York State Dorm Authority State Personal Income Tax General Purpose Revenue Refunding Bonds, Series D, Unrefunded Balance,
5.00%, 2/15/23	2,890	3,167
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/24	550	641
New York State Dorm Authority State Supported Debt Third General Resolution Revenue Bonds, State University,
5.00%, 5/15/26	2,840	3,133
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA Insured),
2.10%, 5/1/23	2,000	2,007
2.13%, 11/1/23	1,000	1,009
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series J,
2.50%, 5/1/22	3,500	3,527
New York State Housing Finance Agency Variable Refunding Bonds, Affordable Housing (SonyMA Insured),
1.88%, 11/1/21(1) (2) (3)	3,000	3,007
New York State Thruway Authority Personal Income Tax Revenue Refunding Transportation Bonds, Series A,
5.00%, 3/15/23	3,585	3,877
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/25	10,000	11,310
5.00%, 3/15/28	2,175	2,453
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B,
5.00%, 11/15/25	7,500	8,415

		74,280

North Carolina - 0.3%
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/22	1,000	1,106
North Carolina State Limited Obligation Revenue Refunding Bonds, Series B,
5.00%, 6/1/23	1,765	2,012

		3,118

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Ohio - 3.2%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series A, Build America Bonds, Combined Hydroelectric Projects,
2.25%, 8/15/21(1) (2) (3)	$1,000	$1,010
Butler County Hospital Facilities Revenue Refunding Bonds, UC Health,
5.00%, 11/15/24	1,500	1,753
Columbus G.O. Unlimited Bonds, Series A,
5.00%, 4/1/24	1,500	1,752
Columbus Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/15/19	2,550	2,561
Cuyahoga County Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/21	1,115	1,213
Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 11/1/20	750	786
Ohio State Common Schools G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 3/15/24(4)	2,075	2,424
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 9/15/20	3,330	3,478
Ohio State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/21	1,000	1,080
Ohio State G.O. Unlimited Refunding Bonds, Series U,
5.00%, 5/1/24	2,135	2,502
Ohio State Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 6/15/26	3,500	3,961
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series Q, Prerefunded,
4.00%, 5/1/22(4)	5,000	5,378
Ohio State Infrastructure Improvement G.O. Unlimited Bonds, Series C,
5.00%, 3/1/24	2,000	2,329

		30,227

Oklahoma - 0.2%
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,
5.00%, 10/1/25	1,000	1,191
Oklahoma County Independent School District No. 12 Edmond Combined Purpose G.O. Unlimited Bonds,
2.00%, 8/1/20	1,000	1,007

		2,198

Oregon - 0.8%
Clackamas County G.O. Unlimited Bonds, Series B,
5.00%, 6/1/25	1,425	1,713
Marion & Polk Counties School District No. 24J Salem-Keizer School District G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/25	1,000	1,204
Oregon State G.O. Unlimited Bonds, Series L,
5.00%, 11/1/21	905	983
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 6/15/24	3,255	3,501

		7,401

Pennsylvania - 0.1%
Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 6/1/29	1,000	1,061

South Carolina - 1.8%
Aiken County Consolidated School District G.O. Unlimited Bonds, Series B (SCSDE Insured),
5.00%, 4/1/20	3,530	3,627

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
South Carolina - 1.8% continued
Beaufort County School District G.O. Unlimited Bonds, Series B (SCSDE Insured),
5.00%, 3/1/20	$4,175	$4,279
Beaufort County School District Refunding G.O. Unlimited Bonds, Series A (SCSDE Insured),
5.00%, 3/1/24	1,090	1,268
Patriots Energy Group Financing Agency Revenue Bonds, Series A,
4.00%, 2/1/24(1) (2) (3)	5,000	5,475
Richland County School District No. 2 G.O. Unlimited Bonds, Series B (SCSDE Insured),
4.00%, 5/1/24	1,000	1,097
South Carolina State G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 4/1/25	1,010	1,212

		16,958

Tennessee - 3.2%
Hamilton County G.O. Unlimited Bonds, Series A,
5.00%, 4/1/25	5,930	7,118
Metropolitan Government Nashville & Davidson County G.O. Unlimited and Improvement Bonds,
5.00%, 7/1/23	5,000	5,717
Metropolitan Government of Nashville & Davidson County, G.O. Unlimited Refunding Bonds,
5.00%, 7/1/26	6,055	6,915
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	3,000	3,466
Tennessee State G.O. Unlimited Refunding Bonds, Series A,
4.00%, 8/1/24	5,000	5,410
Tennessee State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/25	1,300	1,572

		30,198

Texas - 9.0%
Arlington Water & Wastewater System Revenue Refunding Bonds, Series B,
3.00%, 6/1/20	1,605	1,630
Beaumont Independent School District Refunding G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/23	1,150	1,296
Bexar County Certificates of Obligation G.O. Limited Bonds, Series B,
5.00%, 6/15/20	2,000	2,070
Coppell Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/27	2,460	3,086
Denton County G.O. Limited Refunding Bonds,
5.00%, 7/15/22	2,185	2,422
Ector County Independent School District G.O. Unlimited Bonds, School Building (PSF, Gtd.),
5.00%, 8/15/29	615	695
Fort Bend Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/27	2,685	2,972
Fort Bend Independent School District Refunding G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/24	1,000	1,176
Garland G.O. Limited Refunding Bonds,
5.00%, 2/15/20	2,390	2,445
Houston Combined Utility System Revenue Refunding Bonds, Series C, First Lien,
5.00%, 5/15/20	1,560	1,610
Leander Independent School District G.O. Unlimited Bonds, Series A, School Building (PSF, Gtd.),
5.00%, 8/15/23	1,000	1,145
Leander Independent School District Refunding G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 8/15/20	1,600	1,648
Lewisville Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/23	1,330	1,525
Lewisville Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/24	2,475	2,918

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Texas - 9.0% continued
Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF, Gtd.),
2.13%, 8/1/20(1) (2) (3)	$2,190	$2,191
Northside Texas Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 8/15/20	2,000	2,060
Northwest Texas Independent School District Building G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 2/15/26	1,255	1,366
Plano Independent School District School Building G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/20	1,210	1,238
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Subseries B,
2.00%, 12/1/21(1) (2) (3)	2,000	2,013
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/25	645	716
Texas State TRANS,
4.00%, 8/29/19	34,090	34,222
Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series F,
5.00%, 10/1/22	1,420	1,587
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier,
5.00%, 4/1/25	2,500	2,909
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund,
5.00%, 4/15/23	2,510	2,847
Texas State Water Financial Assistance Variable G.O. Unlimited Refunding Bonds,
1.85%, 8/1/22(1) (2) (3)	2,000	2,005
Travis County G.O. Limited Bonds,
2.00%, 3/1/25	1,140	1,164
West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 12/15/21	500	544
Wylie Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
4.00%, 8/15/20	2,180	2,246

		83,746

Utah - 0.7%
Cache County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
5.00%, 6/15/21	2,650	2,841
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 10/1/19(4)	425	429
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Unrefunded Balance,
5.00%, 10/1/27	45	46
5.00%, 10/1/28	30	30
Utah County Hospital Revenue IHC Health Services Inc. Revenue Bonds, Series B,
5.00%, 8/1/24(1) (2) (3)	3,000	3,422

		6,768

Virginia - 4.5%
Arlington County G.O. Unlimited Bonds,
5.00%, 8/15/24	1,570	1,855
Fairfax County IDA Health Care Revenue Refunding Bonds, Series B, Inova Health System,
5.00%, 5/15/23(1) (2) (3)	10,000	11,341
Fairfax County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
4.00%, 10/1/25	5,000	5,780
Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 10/1/25	5,000	5,917
Virginia Beach G.O. Unlimited Refunding Bonds (State Aid Withholding),
4.00%, 2/1/28	1,365	1,557

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Virginia - 4.5% continued
Virginia State G.O. Unlimited Refunding Bonds , Series A,
5.00%, 6/1/24	$2,885	$3,391
Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding),
5.00%, 8/1/21	1,260	1,356
Virginia State Public School Authority School Financing Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/19	10,000	10,030
Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Virginia Pooled Financing Program (State Intercept Program),
5.00%, 11/1/22	1,110	1,244

		42,471

Washington - 4.5%
Franklin County School District No. 1 Pasco G.O. Unlimited Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,500	1,628
Franklin County School District No.1 Pasco G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	1,200	1,414
Grant & Douglas Counties School District No. 165-55J Ephrata G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/22	1,265	1,416
King County School District No. 411 Issaquah Refunding G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/24	1,045	1,171
Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	3,205	3,788
Snohomish & Island Counties School District No. 401 Stanwood G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/15/25	1,000	1,214
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/21	750	816
Snohomish County School District No. 2 Everette G.O Unlimited Refunding Bonds, (School Board Guaranty Program),
4.00%, 12/1/20	5,000	5,192
3.00%, 12/1/22	5,000	5,273
Snohomish County School District No. 201 Washington G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
4.00%, 12/1/27	1,000	1,035
Snohomish County School District No. 332 Granite Falls G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program),
4.00%, 12/1/19	1,000	1,011
Thurston & Pierce Counties Community Schools G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/23	685	790
5.00%, 12/1/24	665	787
University of Washington Revenue Refunding Bonds, Series C,
5.00%, 12/1/20	1,940	2,041
Walla Walla County School District No. 250 College Place G.O. Unlimited Bonds (School Board Guaranty Program),
4.25%, 12/1/28	2,445	2,623
Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax,
5.00%, 7/1/25	1,000	1,107
5.00%, 7/1/26	5,000	5,533
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/24	750	831

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.0% continued
Washington - 4.5% continued
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2011B,
5.00%, 7/1/25	$2,500	$2,593
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-C,
4.00%, 7/1/27	1,840	2,015

		42,278

West Virginia - 0.4%
West Virginia State G.O. Unlimited Bonds, Series A,
5.00%, 12/1/19	725	736
West Virginia State University Revenue Bonds, Series B, Virginia University Projects,
4.75%, 10/1/28	2,595	2,749

		3,485

Wisconsin - 4.4%
Central Brown County Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 11/1/20	200	209
Fox Valley Technical College District School Facilities G.O. Unlimited Bonds, Series C,
3.00%, 12/1/27	2,500	2,610
Gateway Technical College District G.O. Unlimited Promissorry Notes, Series A-20,
4/1/26(5)	825	883
Janesville G.O. Unlimited Promissory Notes, Series A,
2/1/22(5)	1,080	1,095
PMA Levy & Aid Anticipation Notes Program Note Participations Revenue Notes, Series A,
3.00%, 9/20/19	4,000	4,013
Wisconsin State G.O. Unlimited Refunding Bonds,
5.00%, 5/1/24	2,000	2,341
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/25	2,500	2,841
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
3.00%, 11/1/25	2,750	2,992
Wisconsin State G.O. Unlimited Refunding Bonds, Series 3,
5.00%, 11/1/25	5,150	5,759
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/28	4,000	4,911
Wisconsin State Transportation Revenue Refunding Bonds, Series 1,
5.00%, 7/1/24	5,000	5,875
Wisconsin State Transportation Revenue Refunding Bonds, Series 1, Unrefunded Balance,
5.00%, 7/1/25	6,750	7,709

		41,238

Total Municipal Bonds (Cost $806,678)		821,836

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.6%
Northern Institutional Funds - Municipal Portfolio (Shares),
1.70%(6) (7)	25,000,000	$25,000
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(6) (7)	37,119,003	37,119

Total Investment Companies (Cost $62,119)		62,119

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.4%
Alvin Independent School District Schoolhouse G.O. Unlimited Bonds, Series A (PSF, Gtd.),
4.00%, 2/15/20	$2,250	$2,288
Arizona State COPS,
5.00%, 10/1/19	2,385	2,407
Cobb County School District Short Term Construction G.O. Limited Notes,
3.00%, 12/18/19	10,000	10,074
Deer Park Independent School District School Building G.O. Limited Tax Refunding Bonds (PSF, Gtd.),
4.00%, 2/15/20	2,265	2,303

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.4% continued
Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF, Gtd.),
1.35%, 8/1/19(1) (2) (3)	$2,000	$2,000
Eagle Mountain & Saginaw Independent School District Building G.O. Unlimited Bonds (PSF, Gtd.),
2.00%, 8/1/19(1) (2) (3)	2,500	2,501
Florida Development Finance Corp. Surface Transportation Facilities Variable Revenue Bonds (AMT), Virgin Trains U.S.A. Pass,
1.90%, 3/17/20(1) (2) (3)	5,000	5,001
Fulton County TANS,
2.50%, 12/31/19	5,000	5,027
Humble Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/20	1,365	1,396
Illinois State Educational Facilities Authority Revenue Bonds, Series B, University of Chicago,
1.88%, 2/13/20(1) (2) (3)	6,500	6,514
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series B,
5.00%, 8/15/19	4,615	4,636
New York Adjustable G.O. Unlimited Bonds, Series 1, Subseries I-2,
1.70%, 7/2/19(1) (3) (8)	6,000	6,000
New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds,
1.70%, 7/2/19(1) (3) (8)	4,500	4,500
Plano Independent School District School Building G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/20	1,315	1,345
Travis County Certificates of Obligation G.O. Limited Bonds, Series B,
2.00%, 3/1/20	1,145	1,150
Tulsa G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/1/19	1,200	1,219
University of Texas Revenue Bonds, Series E,
5.00%, 8/15/19	1,000	1,004

Total Short-Term Investments (Cost $59,319)		59,365

Total Investments - 101.0% (Cost $928,116)		943,320

Liabilities less Other Assets - (1.0%)		(8,963)

NET ASSETS - 100.0%		$934,357

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2019.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2019 is disclosed.
(8)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

G.O. - General Obligation

GAAP - Generally Accepted Accounting Principles

Gtd. - Guaranteed

IDA - Industrial Development Authority

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUNDS continued	JUNE 30, 2019 (UNAUDITED)

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Band Loan Fund

SCSDE - South Carolina State Department of Education

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	21.9%
AA	53.8
A	8.0
A1+ (Short Term)	6.0
A1 (Short Term)	2.9
BBB	0.2
Not Rated	0.6
Cash Equivalents	6.6

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Education	5.5%
General	15.9
General Obligation	28.0
School District	19.1
Short-Term Investments	6.6
Transportation	8.2
All other sectors less than 5%	16.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$821,836	$—	$821,836
Investment Companies	62,119	—	—	62,119
Short-Term Investments	—	59,365	—	59,365

Total Investments	$62,119	$881,201	$—	$943,320

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Municipal Portfolio (Shares)	$25,000	$—	$—	$93	$25,000	25,000,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	14,312	184,790	161,983	131	37,119	37,119,003

	$39,312	$184,790	$161,983	$224	$62,119	62,119,003

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1%
Alabama - 0.5%
Birmingham Convertible G.O. Unlimited CABS, Series A,
5.00%, 3/1/27	$1,000	$1,120
Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A,
4.00%, 6/1/21(1) (2) (3)	5,000	5,222

		6,342

Arizona - 2.0%
Maricopa County IDA Revenue Bonds, Series A, Banner Health,
4.00%, 1/1/44	10,000	10,907
Phoenix Civic Improvement Corp. District Revenue Convertible CABS, Series B, Civic Plaza Project (NATL Insured),
5.50%, 7/1/38	5,000	7,179
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	5,000	5,714
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,241

		26,041

California - 10.1%
Beverly Hills Unified School District G.O. Unlimited Bonds, Series A,
4.00%, 8/1/33	2,000	2,310
3.00%, 8/1/40	3,500	3,510
California State Educational Facilities Authority Revenue Bonds, Series V-1, Stanford University,
5.00%, 5/1/49	11,000	16,201
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 4/1/25	3,475	4,178
5.00%, 8/1/26	700	869
6.25%, 11/1/34	2,830	2,877
California State Municipal Finance Authority Lease Revenue Bonds, Orange County Civic Center Infrastructure,
5.00%, 6/1/43	1,500	1,798
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	5,000	5,895
5.00%, 5/15/43	2,000	2,341
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	5,960
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 4/1/38	5,000	5,726
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,
5.00%, 5/15/32	1,000	1,172
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election of 2006,
6.00%, 5/1/34	2,500	3,013
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/43	1,000	1,165
Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,
5.00%, 5/15/36	2,745	3,448
5.00%, 5/15/43	5,000	6,151
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,665
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/39	1,200	1,492
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/31	1,445	1,715

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
California - 10.1% continued
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.00%, 7/1/43	$5,000	$6,087
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,
5.00%, 7/1/39	2,070	2,536
Los Angeles Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.00%, 7/1/40	12,310	14,230
Los Angeles Unified School District G.O. Unlimited Bonds, Series F,
5.00%, 1/1/34	1,000	1,000
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	7,020	7,032
Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds,
0.00%, 8/1/41(4)	2,000	900
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	2,500	2,731
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	1,000	1,190
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,280	1,326
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,758
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds,
5.00%, 5/1/36	3,300	4,119
San Mateo County Community College District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 9/1/45	2,000	2,449
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(5)	1,100	1,208
Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012, (Step to 5.13% on 8/1/23),
5.13%, 8/1/41(6)	3,200	3,138
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/48	5,000	6,034

		129,299

Colorado - 4.8%
Adams County School District No. 1 G.O. Unlimited Bonds, Mapleton Public Schools (State Aid Withholding),
5.25%, 12/1/40	5,000	6,005
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	6,311
Colorado State COPS ,Series A,
4.00%, 12/15/37	10,000	11,084
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,937
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	3,400	4,006
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,041
5.25%, 11/15/36	5,000	5,069
Denver City & County Airport System Subordinate Revenue Refunding Bonds Series A (AMT),
5.00%, 12/1/43	2,000	2,363
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(4)	2,750	1,439
0.00%, 8/1/39(4)	2,805	1,338

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
Colorado - 4.8% continued
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	$1,500	$1,756
Denver City & County School District No.1 COPS, Series B,
5.25%, 12/1/40	1,805	1,909
El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding),
5.25%, 9/15/38	5,000	5,848
Jefferson County School District No.R-001 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/37	5,000	6,159
University of Colorado Enterprise Revenue Refunding Bonds, Series A-2,
4.00%, 6/1/43	1,750	1,941

		61,206

Connecticut - 0.8%
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,451
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	2,500	3,057
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,636

		10,144

District of Columbia - 1.9%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/43	5,000	6,029
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/38	1,000	1,141
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	2,500	2,902
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	5,000	5,535
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Improvement,
10/1/44(7)	2,000	2,396
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/43	4,000	4,758
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	1,800	2,153

		24,914

Florida - 7.3%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	2,926
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/43	5,000	5,623
Broward County Airport System Revenue Refunding Bonds, Series O,
5.38%, 10/1/29	510	515
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,235	1,323
5.00%, 9/1/25	1,000	1,071
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,672
Broward County School District G.O. Unlimited Bonds,
5.00%, 7/1/42	2,000	2,415
Central Expressway Authority Revenue Bonds, Senior Lien,
5.00%, 7/1/43	2,500	2,983
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,300

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
Florida - 7.3% continued
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/28	$1,000	$1,280
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	2,500	2,565
4.00%, 7/1/38	295	331
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, Prerefunded,
6.25%, 10/1/19(5)	3,000	3,036
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	3,000	3,226
Gainesville Utilities System Revenue Bonds, Series A,
5.00%, 10/1/44	5,000	6,127
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	2,290
Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Prerefunded,
5.63%, 11/15/19(5)	15	15
Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Unrefunded Balance,
5.63%, 11/15/37	4,985	5,057
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,816
Miami-Dade County Aviation Revenue Bonds, Miami International, Prerefunded,
5.50%, 10/1/20(5)	605	636
5.50%, 10/1/20(5)	1,895	1,993
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	526
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,324
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,697
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/39	4,025	4,506
Miami-Dade County Transit System Sales Surtax Revenue Bonds,
5.00%, 7/1/42	10,000	10,862
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B,
4.00%, 10/1/37	2,000	2,214
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(5)	75	81
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,925	5,308
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,573
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	5,000	5,644
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	1,750	2,092

		94,027

Georgia - 1.6%
Georgia State G.O. Unlimited Bonds, Series A-Tranche 2,
7/1/31(7)	4,150	5,359
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/40	5,000	6,201

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
Georgia - 1.6% continued
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/43	$500	$581
5.00%, 5/15/49	1,000	1,346
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	1,650	1,803
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Bonds, Series A,
7/1/47(7)	2,735	2,763
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,729

		20,782

Hawaii - 1.6%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	4,000	4,149
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/48	4,000	4,706
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,414
Honolulu City & County G.O. Unlimited Bonds, Series D, Prerefunded,
5.25%, 9/1/19(5)	1,000	1,007
Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project, (Floating, SIFMA Municipal Swap Index Yield + 0.30%),
2.20%, 9/1/20(1) (3)	3,500	3,499
University of Hawaii Revenue Bonds, Series A, Prerefunded,
5.25%, 10/1/19(5)	5,000	5,049

		20,824

Idaho - 0.2%
Idaho State Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group,
4.00%, 12/1/43	2,000	2,167

Illinois - 5.0%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,780
Chicago O’Hare International Airport General Revenue Bonds, Series D, Senior Lien,
5.00%, 1/1/39	1,015	1,115
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien,
5.00%, 1/1/41	3,100	3,546
Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	2,000	2,184
Cook County Sales Tax Revenue Refunding Bonds,
4.00%, 11/15/38	5,000	5,392
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,855
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,485
Illinois State Finance Authority Revenue Bonds, Lake Zurich Community Unit School District,
4.00%, 1/15/33	2,205	2,493
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/28	1,500	1,937
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,560
Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, Prerefunded,
6.13%, 4/1/21(5)	5,000	5,410
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
4.25%, 1/1/44	5,000	5,298
5.00%, 1/1/44	2,500	2,841

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
Illinois - 5.0% continued
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	$1,000	$1,121
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	4,750	5,142
Illinois State Toll Highway Authority Revenue Bonds, Series A,
1/1/37(7)	2,000	2,198
Morton Grove-Niles Water Commission G.O. Unlimited Bonds, Alternate Revenue Source, Series A,
5.00%, 12/1/41	1,635	1,917
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),
5.75%, 6/1/34	3,400	4,597
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	5,234
Will County G.O. Unlimited Bonds,
4.00%, 11/15/36	2,000	2,151
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,813

		64,069

Indiana - 1.2%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/38	3,150	3,394
4.25%, 10/1/44	3,000	3,235
Indiana State Finance Authority Health System Revenue Bonds, Indiana University Health Obligation,
12/1/49(7)	2,500	2,717
Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,
4.00%, 11/15/46	2,900	3,110
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A, Courthouse & Jail Project,
5.00%, 2/1/54	1,250	1,489
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series B,
5.00%, 1/1/37	1,000	1,222

		15,167

Iowa - 0.6%
PEFA, Inc. Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2) (3)	7,000	8,253

Kentucky - 0.8%
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,401
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	2,000	2,151
University of Kentucky COPS, Series A,
5/1/49(7)	2,500	2,442

		9,994

Louisiana - 1.7%
Lafayette Parish School Board Sales TRB,
5.00%, 4/1/48	2,165	2,543
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,255
Louisiana State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/34	3,105	3,852
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A, First Lien,
4.50%, 5/1/39	2,500	2,749
4.00%, 5/1/41	5,000	5,349
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,838

		22,586

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
Maryland - 0.6%
Baltimore County Metropolitan District 81st Issue G.O. Unlimited Bonds,
4.00%, 3/1/39	$2,500	$2,808
Howard County G.O. Unlimited Bonds, Series A,
5.00%, 2/15/30	1,000	1,232
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	1,100	1,271
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
4.00%, 7/1/19(5)	2,500	2,500

		7,811

Massachusetts - 6.4%
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	3,810	3,994
Massachusetts Bay Transportation Authority Assessment Revenue Refunding Bonds, Series A,
5.00%, 7/1/41	2,800	3,061
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(4)	2,500	2,000
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,555
Massachusetts State College Building Authority, Revenue Bonds, Series B, (State Intercept Program) Green Bonds,
5.00%, 5/1/39	1,000	1,128
Massachusetts State Development Finance Agency Broad Institute Revenue Refunding Bonds,
5.00%, 4/1/37	1,000	1,213
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
5.00%, 7/15/40	5,295	7,387
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/36	445	533
5.00%, 7/1/38	340	404
Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan of 2019,
5.00%, 5/1/43	10,000	12,207
5.00%, 5/1/44	2,500	3,044
5.00%, 5/1/47	2,000	2,428
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	1,066
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	3,158
Massachusetts State School Building Authority Sales TRB, Series A, Senior Lien,
5.00%, 5/15/43	3,015	3,349
Massachusetts State School Building Authority Sales TRB, Series B, Senior Lien,
5.00%, 11/15/36	1,500	1,797
5.00%, 11/15/39	2,500	2,974
Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds,
5.00%, 6/1/42	7,820	9,303
Massachusetts State Transportation Fund Revenue Bonds, Series A, Accelerated Bridge Program, Prerefunded,
5.00%, 6/1/21(5)	5,000	5,352
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/19	3,000	3,011
Massachusetts State Water Pollution Abatement Trust State Revolving Fund Revenue Bonds, Series 14, Prerefunded,
5.00%, 8/1/19(5)	10,000	10,030

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
Massachusetts - 6.4% continued
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	$1,455	$1,764

		81,758

Michigan - 2.1%
Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 5/1/25	1,000	1,191
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,323
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.50%, 10/15/45	2,565	2,767
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.38%, 10/15/36	5,000	5,400
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1,
5.00%, 10/1/39	5,000	5,681
Michigan State University Revenue Bonds, Series B, Board of Trustees,
5.00%, 2/15/44	2,000	2,433
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, William Beaumont Hospital Credit Group,
5.00%, 9/1/39	2,000	2,214
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	2,000	2,312
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	3,088

		27,409

Minnesota - 0.4%
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	275	342
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
4.00%, 8/1/28	5,000	5,137

		5,479

Missouri - 1.1%
Kansas City Sanitation Sewer System Revenue Bonds, Subseries A,
4.00%, 1/1/42	1,820	2,003
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	1,000	1,175
Missouri State Environmental Improvement & Energy Resources Authority Revenue Refunding Bonds, Series A-R, Union Electric Co. Project,
2.90%, 9/1/33	3,000	2,971
Missouri State Environmental Improvement & Energy Resources Authority Revenue Refunding Bonds, Series B-R, Union Electric Co. Project,
9/1/33(7)	3,000	2,971
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,884
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke’s Health System,
5.00%, 11/15/43	1,280	1,499
Saint Louis Airport Revenue Bonds, St. Louis Lambert International Airport,
5.00%, 7/1/49	1,045	1,255

		14,758

Montana - 0.0%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA Insured HUD VA),
3.90%, 12/1/48	100	105

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
Nebraska - 1.2%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children’s Hospital Obligated Group,
5.00%, 11/15/36	$1,000	$1,179
5.00%, 11/15/37	1,000	1,174
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,462
5.00%, 2/1/42	4,250	5,069
Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,
5.00%, 2/1/22(5)	2,210	2,415

		15,299

Nevada - 1.3%
Clark County Airport System Revenue Bonds, Series C, Subordinate Lien (AGM Insured),
5.00%, 7/1/26	1,670	1,670
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/36	5,000	5,422
Clark County School District Building G.O. Limited Bonds, Series A,
4.00%, 6/15/36	2,000	2,201
4.00%, 6/15/38	4,000	4,374
Clark County School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 6/15/35	2,500	2,753

		16,420

New Jersey - 0.2%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	2,500	2,880

New York - 17.5%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A,
5.00%, 3/1/22	5,000	5,480
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, Prerefunded,
5.00%, 11/15/19(5)	5,000	5,070
Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded,
5.25%, 11/15/20(5)	5,000	5,279
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.00%, 11/15/34	2,000	2,335
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	2,000	2,226
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013,
5.00%, 6/15/47	2,500	2,758
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/40	5,000	6,047
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 6/15/40	5,000	6,202
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series AA,
5.00%, 6/15/32	10,000	10,685
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.25%, 6/15/36	2,000	2,457
5.00%, 6/15/39	1,800	2,148
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,321

NORTHERN FUNDS QUARTERLY REPORT    9     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
New York - 17.5% continued
New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Subseries FF-2,
5.00%, 6/15/40	$3,500	$4,306
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,611
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds,
4.00%, 11/1/37	5,000	5,618
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,506
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	7,000	8,470
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 2/1/40	8,000	9,443
5.00%, 2/1/43	8,310	9,770
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	6,017
New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,
5.00%, 11/1/34	500	592
New York G.O. Unlimited Bonds, Series E-1,
4.00%, 3/1/42	2,500	2,773
New York G.O. Unlimited Bonds, Series I, Subseries 1-I,
5.00%, 3/1/28	1,510	1,750
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/43	2,000	2,398
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,000	2,495
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	5,035	5,153
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded,
5.25%, 10/1/19(5)	3,870	3,909
5.25%, 10/1/19(5)	785	793
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	345	348
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
5.00%, 7/1/36	2,500	3,101
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	500	739
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,
5.00%, 10/1/38	4,500	5,557
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 1,
5.00%, 3/15/22	10,000	10,987
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 4,
5.00%, 3/15/45	10,000	12,096
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/37	2,530	3,040

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
New York - 17.5% continued
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/38	$5,000	$6,254
4.00%, 3/15/43	3,000	3,306
New York State Environmental Facilities Corp. 2010 Master Financing Program Revenue Bonds, Green Bonds,
5.00%, 2/15/49	2,500	3,068
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/42	4,000	4,810
New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Pooled Financing Program Revenue Bonds, Series B, Escrowed to Maturity,
5.50%, 4/15/35	5,000	7,081
New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water,
5.00%, 6/15/41	10,000	10,643
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA, FNMA Insured),
4.15%, 11/1/47	1,000	1,062
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	58
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	3,000	3,320
New York State Urban Development Corp. Refunding Personal Income TRB,
5.00%, 3/15/20	2,500	2,566
New York State Urban Development Corp. Taxable General Personal Income TRB,
3.90%, 3/15/33	5,000	5,367
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,257
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/28	2,500	2,957
5.00%, 10/15/31	500	586
Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, MTA Bridges and Tunnels,
5.00%, 11/15/49	2,500	3,050
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,953
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	3,052
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	3,500	3,964
Westchester County G.O. Limited Bonds, Series A,
4.00%, 12/1/29	625	735

		224,569

North Carolina - 2.2%
Charlotte COPS, Series B,
3.00%, 6/1/22	2,000	2,003
4.00%, 6/1/49	5,700	6,238
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/31	2,500	3,163
Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS,
3.00%, 9/1/20	2,000	2,019
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	6,015	6,704

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
North Carolina - 2.2% continued
Union County Enterprise System Revenue Bonds, Series A,
4.00%, 6/1/44	$2,325	$2,599
Wake County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/21	5,000	5,308

		28,034

Ohio - 1.6%
Athens City School District G.O. Unlimited Bonds, Series A,
4.00%, 12/1/44	5,350	5,871
Miami County Hospital Facilities Improvement Revenue Refunding Bonds, Kettering Health Network,
5.00%, 8/1/49	2,000	2,325
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,113
Ohio Turnpike and Infrastructure Commission Senior Lien Revenue Bonds, Series A,
5.00%, 2/15/48	10,000	11,010

		20,319

Oklahoma - 0.2%
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C,
4.00%, 1/1/42	2,000	2,177

Oregon - 1.4%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(4)	7,500	3,666
Clackamas County School District No.62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(4)	1,000	529
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	1,100	1,298
Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,379
Port of Portland Airport Revenue Bonds, Series 24A,
5.00%, 7/1/47	1,000	1,174
Washington & Clackamas Counties School District No. 23J Tigard G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
5.00%, 6/15/38	5,000	6,214
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/35	2,000	2,417

		17,677

Pennsylvania - 1.0%
Allegheny County Hospital Development Authority Revenue Refunding Bonds, University of Pittsburgh Medical Center,
4.00%, 7/15/39	1,100	1,198
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),
4.00%, 6/1/39	5,000	5,436
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	956
5.00%, 5/1/35	865	999
Franklin County G.O. Unlimited Refunding Bonds,
4.00%, 11/1/33	1,075	1,193
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,979

		12,761

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
South Carolina - 1.3%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC, CR MBIA Insured),
5.38%, 1/1/25	$5,820	$6,940
South Carolina State Transportation Infrastructure Bank Variable Revenue Refunding Bonds, Series 2003B, (Floating, ICE LIBOR USD 1M + 0.45%),
2.05%, 10/1/22(1) (3)	10,000	9,988

		16,928

Tennessee - 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.25%, 10/1/58	1,500	1,778
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	140	143
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	260	272

		2,193

Texas - 3.2%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	597
Central Regional Mobility Authority Revenue Refunding Bonds,
5.00%, 1/1/46	1,000	1,129
College Station Certificates Obligation G.O. Limited Bonds,
4.00%, 2/15/33	2,395	2,718
Dallas Waterworks & Sewer System Revenue Bonds, Series C,
4.00%, 10/1/43	2,500	2,766
Hidalgo County Certificates Obligation G.O. Limited Bonds, Series A,
5.00%, 8/15/33	1,435	1,759
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/39	2,500	2,749
Mesquite Independent School District G.O. Unlimited Bond (PSF, Gtd.),
5.00%, 8/15/48	3,000	3,540
North Texas Tollway Authority Revenue Refunding Bonds,
4.25%, 1/1/49	1,500	1,636
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/39	2,500	2,984
Northside Texas Independent School District Building G.O. Unlimited Bonds, Series A (PSF, Gtd.),
4.00%, 6/1/30	4,390	4,675
Socorro Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 8/15/44	5,000	5,530
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund,
5.00%, 10/15/43	5,000	6,018
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	5,445

		41,546

Utah - 0.7%
Cache County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
4.00%, 6/15/28	2,000	2,218
Park City Sales TRB,
4.00%, 12/15/31	2,200	2,563
Provo G.O. Unlimited Refunding Bonds,
5.00%, 1/1/26	500	609
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	3,000	3,491

		8,881

Virginia - 0.9%
Norfolk G.O. Unlimited Bonds, Series A,
5.00%, 10/1/41	500	598

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.1% continued
Virginia - 0.9% continued
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 10/1/24	$500	$559
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series A, 21st Century College Programs,
3.00%, 2/1/35	5,000	5,072
3.00%, 2/1/38	1,000	1,004
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
4.00%, 5/15/37	2,000	2,107
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
4.00%, 8/1/39	2,430	2,733

		12,073

Washington - 1.6%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	648
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/37	5,000	5,752
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	2,230	2,764
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,593
Washington State Housing Finance Commission SFM Revenue Refunding Bonds,
3.70%, 12/1/34	85	90
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	2,000	2,257
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,502
Washington State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/39	1,500	1,825

		20,431

West Virginia - 0.2%
West Virginia State Road G.O. Unlimited Bonds, Series B, Group 2,
5.00%, 12/1/39	2,000	2,431

Wisconsin - 0.7%
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	4,000	4,365
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/35	1,025	1,208
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,556
Wisconsin State Housing & EDA Revenue Bonds, Series A,
4.45%, 5/1/57	2,305	2,464

		9,593

Total Municipal Bonds (Cost $1,068,574)		1,107,347

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(8) (9)	111,628,990	$111,629

Total Investment Companies (Cost $111,629)		111,629

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.5%
Fulton County TANS,
2.50%, 12/31/19	$15,000	$15,083

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.5% continued
Metropolitan Government Nashville & Davidson County Water & Sewer Revenue Refunding Bonds, Subordinate Lien,
5.00%, 7/1/19	$5,000	$5,000
New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds,
1.70%, 7/2/19(1) (3) (10)	4,500	4,500
Orlando Utilities Commission Utility System Variable Revenue Refunding Bonds, Series B,
1.82%, 7/9/19(1) (3) (10)	10,000	10,000
Pasadena Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
3.00%, 8/15/19(1) (2) (3)	6,560	6,572
Pflugerville Independent School District G.O. Unlimited Bonds, Series A, School Building (PSF-Gtd.), Unrefunded Balance,
2.00%, 8/15/19(1) (2) (3)	3,000	3,002
Texas State A&M University Financing System Revenue Bonds, Series A,
4.00%, 5/15/20	3,805	3,895
Texas State TRANS,
4.00%, 8/29/19	35,000	35,135

Total Short-Term Investments (Cost $83,171)		83,187

Total Investments - 101.3% (Cost $1,263,374)		1,302,163

Liabilities less Other Assets - (1.3%)		(16,706)

NET ASSETS - 100.0%		$1,285,457

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(4)	Zero coupon bond.
(5)	Maturity date represents the prerefunded date.
(6)	Step coupon bond. Rate as of June 30, 2019 is disclosed.
(7)	When-Issued Security. Coupon rate is not in effect at June 30, 2019.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2019 is disclosed.
(10)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LIBOR - London Interbank Offered Rate

MBIA - Municipal Bonds Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	JUNE 30, 2019 (UNAUDITED)

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

Percentages shown are based on Net Assets.

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	15.4%
AA	51.0
A	17.2
A1+ (Short Term)	3.1
A1 (Short Term)	1.2
BBB	2.1
Not Rated	1.4
Cash Equivalents	8.6

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	7.7%
General	24.2
General Obligation	9.8
Higher Education	7.4
Power	5.0
School District	9.3
Short-Term Investments	8.6
Transportation	7.3
Water	10.4
All other sectors less than 5%	10.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$1,107,347	$—	$1,107,347
Investment Companies	111,629	—	—	111,629
Short-Term Investments	—	83,187	—	83,187

Total Investments	$111,629	$1,190,534	$—	$1,302,163

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$91,486	$230,487	$210,344	$727	$111,629	111,628,990

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.6%(1)
Argentina - 0.2%
Banco Macro S.A. ADR	4,909	$358
Globant S.A.*	5,570	563
MercadoLibre, Inc.*	1,362	833

		1,754

Australia - 0.1%
IDP Education Ltd.	57,543	715

Brazil - 7.6%
B3 S.A. - Brasil Bolsa Balcao*	219,400	2,144
Banco BTG Pactual S.A.*	23,200	305
Banco do Brasil S.A.*	315,500	4,419
Banco Santander Brasil S.A. ADR	33,390	396
BK Brasil Operacao e Assessoria a Restaurantes S.A.*	238,000	1,373
Cia de Saneamento Basico do Estado de Sao Paulo*	119,800	1,468
EDP - Energias do Brasil S.A.	64,800	322
Ez Tec Empreendimentos e Participacoes S.A.(2)	1	—
IRB Brasil Resseguros S/A	25,600	663
JBS S.A.	121,700	667
Localiza Rent a Car S.A.	308,300	3,267
Lojas Renner S.A.	350,800	4,294
Magazine Luiza S.A.	49,300	2,680
MRV Engenharia e Participacoes S.A.	92,500	473
Natura Cosmeticos S.A.	848,621	12,522
Notre Dame Intermedica Participacoes S.A.	140,200	1,461
Petrobras Distribuidora S.A.	96,298	627
Petroleo Brasileiro S.A. ADR*	320,297	4,987
Porto Seguro S.A.	24,500	332
Qualicorp Consultoria e Corretora de Seguros S.A.	73,100	441
Rumo S.A.*	158,000	856
SLC Agricola S.A.	37,000	170
Suzano S.A.	1,253,204	10,708
Tupy S.A.	43,200	233
Vale S.A. ADR	91,311	1,227

		56,035

Chile - 0.2%
Banco Santander Chile ADR	12,500	374
CAP S.A.	20,846	240
Cencosud S.A.	321,607	636
Cia Cervecerias Unidas S.A. ADR	6,631	187

		1,437

China - 17.7%
Agile Group Holdings Ltd.	232,000	311
Aier Eye Hospital Group Co. Ltd., Class A	177,300	800
Alibaba Group Holding Ltd. ADR*	127,569	21,617
Anhui Conch Cement Co. Ltd., Class H	513,000	3,218
ANTA Sports Products Ltd.	731,000	4,998
Baidu, Inc. ADR*	1,972	231
Bank of Chengdu Co. Ltd., Class A	99,200	128
Bank of China Ltd., Class H	612,106	258
Bank of Communications Co. Ltd., Class H	902,000	683
Bank of Hangzhou Co. Ltd., Class A	118,200	143
Bank of Jiangsu Co. Ltd., Class A	123,300	131
Bank of Shanghai Co. Ltd., Class A	79,300	137
Beiqi Foton Motor Co. Ltd., Class A	238,600	82
Bluefocus Intelligent Communications Group Co. Ltd., Class A	210,400	131
BYD Electronic International Co. Ltd.	76,000	109
Centre Testing International Group Co. Ltd., Class A	2,007,500	3,165
CGN Power Co. Ltd., Class H(3)	1,195,000	329
Changjiang Securities Co. Ltd., Class A	157,900	180
China Communications Services Corp. Ltd., Class H	474,000	368
China Construction Bank Corp., Class H	3,141,569	2,700
China Merchants Bank Co. Ltd., Class H	1,134,500	5,665
China National Building Material Co. Ltd., Class H	236,000	206
China Petroleum & Chemical Corp., Class H	1,212,000	825
China South Publishing & Media Group Co. Ltd., Class A	69,700	128
China Telecom Corp. Ltd., Class H	1,440,000	725
China Zhenhua Group Science & Technology Co. Ltd., Class A	75,298	181
Chongyi Zhangyuan Tungsten Co. Ltd., Class A	140,998	152
CNOOC Ltd.	2,802,342	4,821
Digital China Information Service Co. Ltd., Class A	88,400	147
Dongfeng Motor Group Co. Ltd., Class H	8,030,000	6,587
Dongxing Securities Co. Ltd., Class A	73,700	128

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.6%(1) continued
China - 17.7% continued
Foshan Haitian Flavouring & Food Co. Ltd., Class A	11,100	$170
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	106,000	479
Guangzhou R&F Properties Co. Ltd., Class H	340,909	656
Hangzhou Tigermed Consulting Co. Ltd., Class A	55,800	627
Huaxia Bank Co. Ltd., Class A	118,800	133
Industrial & Commercial Bank of China Ltd., Class H	2,527,141	1,840
JD.com, Inc. ADR*	40,200	1,218
Jiangsu Expressway Co. Ltd., Class H	70,000	100
Jiangsu Hengrui Medicine Co. Ltd., Class A	28,100	270
Jinduicheng Molybdenum Co. Ltd., Class A	124,900	122
Jointown Pharmaceutical Group Co. Ltd., Class A	60,592	109
Julong Co. Ltd., Class A*	134,976	153
Kunshan Kersen Science & Technology Co. Ltd., Class A	81,997	95
Kweichow Moutai Co. Ltd., Class A	26,500	3,802
Li Ning Co. Ltd.	164,500	389
Longfor Group Holdings Ltd.(3)	142,000	536
Luye Pharma Group Ltd.(3)	444,500	323
NARI Technology Co. Ltd., Class A	746,000	2,028
Northeast Securities Co. Ltd., Class A	109,298	140
Oceanwide Holdings Co. Ltd., Class A	137,400	112
PetroChina Co. Ltd., Class H	526,000	289
PICC Property & Casualty Co. Ltd., Class H	675,000	726
Ping An Insurance Group Co. of China Ltd., Class H	851,000	10,242
Postal Savings Bank of China Co. Ltd., Class H(3)	926,000	550
Qinghai Salt Lake Industry Co. Ltd., Class A*	113,291	102
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	416,000	377
Shanghai International Airport Co. Ltd., Class A	266,200	3,254
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	188,900	372
Sinolink Securities Co. Ltd., Class A	120,992	172
Sinopec Engineering Group Co. Ltd., Class H	479,500	407
Sinopec Shanghai Petrochemical Co. Ltd., Class H	894,000	355
Sinotrans Ltd., Class H	299,000	109
Sinotruk Hong Kong Ltd.	305,500	529
SooChow Securities Co. Ltd., Class A*	125,094	187
Sunny Optical Technology Group Co. Ltd.	42,200	438
Suzhou Victory Precision Manufacture Co. Ltd., Class A*	265,286	99
TAL Education Group ADR*	79,740	3,038
Tencent Holdings Ltd.	491,500	22,236
Tianhe Chemicals Group Ltd.(3) (4) *	17,672,000	2,647
Uni-President China Holdings Ltd.	171,000	190
Vipshop Holdings Ltd. ADR*	37,703	325
Want Want China Holdings Ltd.	8,522,000	6,910
Weichai Power Co. Ltd., Class H	382,000	647
Wuliangye Yibin Co. Ltd., Class A	96,600	1,661
Wuxi Biologics Cayman, Inc.(3) *	33,500	301
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(3)	82,800	415
Yum China Holdings, Inc.	7,720	357
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,344,800	887

		130,408

Egypt - 1.5%
Commercial International Bank Egypt S.A.E.	2,398,326	10,601
Commercial International Bank Egypt S.A.E. GDR (Registered)	56,300	239

		10,840

France - 0.6%
Airbus S.E.	14,825	2,102
Kering S.A.	875	518
LVMH Moet Hennessy Louis Vuitton S.E.	2,457	1,046
Teleperformance	2,800	561

		4,227

Hong Kong - 3.9%
AIA Group Ltd.	479,000	5,178
China Lumena New Materials Corp.(5) *	5,884,000	—
China Mobile Ltd.	1,403,085	12,772
China Overseas Land & Investment Ltd.	1,432,000	5,284
China Resources Cement Holdings Ltd.	558,000	539

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.6%(1) continued
Hong Kong - 3.9% continued
China Resources Power Holdings Co. Ltd.	416,000	$607
China Travel International Investment Hong Kong Ltd.	546,000	113
China Unicom Hong Kong Ltd.	624,000	686
CITIC Ltd.	306,000	440
Geely Automobile Holdings Ltd.	129,000	221
Haier Electronics Group Co. Ltd.	127,000	352
Link REIT	95,000	1,169
Shimao Property Holdings Ltd.	225,500	684
Yuexiu Property Co. Ltd.	2,744,000	623

		28,668

Hungary - 0.3%
OTP Bank Nyrt.	49,675	1,976

India - 9.7%
Asian Paints Ltd.	114,856	2,260
Aurobindo Pharma Ltd.	29,622	261
Axis Bank Ltd.*	40,739	478
Bharat Electronics Ltd.	258,799	422
Bharat Heavy Electricals Ltd.	123,283	131
Coal India Ltd.	85,943	316
Dewan Housing Finance Corp. Ltd.	225,869	238
Dr. Reddy’s Laboratories Ltd. ADR	7,402	277
Engineers India Ltd.	133,027	235
HDFC Bank Ltd.	162,497	5,764
Hero MotoCorp Ltd.	208,443	7,795
Hindalco Industries Ltd.	223,102	669
Hindustan Petroleum Corp. Ltd.	96,853	406
Hindustan Unilever Ltd.	81,960	2,123
Housing Development Finance Corp. Ltd.	205,717	6,533
ICICI Bank Ltd.	511,740	3,246
Indian Oil Corp. Ltd.	99,572	224
Infosys Ltd. ADR	34,728	372
ITC Ltd.	623,024	2,476
JSW Steel Ltd.	103,592	415
Jubilant Life Sciences Ltd.	9,549	71
KEI Industries Ltd.	83,641	583
Larsen & Toubro Ltd.	181,432	4,083
Manappuram Finance Ltd.	210,124	421
Mphasis Ltd.	8,053	117
Muthoot Finance Ltd.	43,365	405
National Aluminium Co. Ltd.	255,716	184
NMDC Ltd.	234,639	385
Oil & Natural Gas Corp. Ltd.	164,760	400
Power Finance Corp. Ltd.*	209,823	408
PVR Ltd.	34,295	832
Raymond Ltd.	22,552	239
Reliance Industries Ltd.	233,574	4,240
SRF Ltd.	6,247	275
Sun TV Network Ltd.	27,825	204
Tata Chemicals Ltd.	24,875	226
Tata Consultancy Services Ltd.	706,667	22,805
Tata Steel Ltd.	47,703	349
Tech Mahindra Ltd.	55,561	569
Vedanta Ltd.	30,804	78

		71,515

Indonesia - 1.7%
Ace Hardware Indonesia Tbk PT	6,944,200	890
Adaro Energy Tbk PT	3,996,400	385
Astra International Tbk PT	1,497,400	790
Bank Mandiri Persero Tbk PT	4,957,200	2,819
Bank Rakyat Indonesia Persero Tbk PT	15,532,600	4,795
Bank Tabungan Pensiunan Nasional Syariah Tbk PT*	6,303,000	1,539
Bukit Asam Tbk PT	491,300	103
Gudang Garam Tbk PT	54,600	297
Hanjaya Mandala Sampoerna Tbk PT	2,108,600	469
United Tractors Tbk PT	226,000	451

		12,538

Israel - 0.1%
CyberArk Software Ltd.*	8,100	1,036

Japan - 0.1%
Keyence Corp.	990	608

Macau - 0.1%
Sands China Ltd.	115,600	554

Malaysia - 0.2%
AirAsia Bhd.	203,600	135
AMMB Holdings Bhd.	87,800	90
DiGi.Com Bhd.	91,400	112
Genting Bhd.	77,500	127
MISC Bhd.	50,800	88
Petronas Chemicals Group Bhd.	284,800	579
RHB Bank Bhd.	195,500	264
Westports Holdings Bhd.	283,800	271

		1,666

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.6%(1) continued
Mexico - 6.2%
Alfa S.A.B. de C.V., Series A	6,260,510	$6,139
America Movil S.A.B. de C.V., Series L	107,000	78
America Movil S.A.B. de C.V., Series L ADR	633,707	9,227
Banco del Bajio S.A.(3)	127,400	255
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander ADR	38,230	292
Coca-Cola Femsa S.A.B. de C.V. ADR	8,062	501
Fomento Economico Mexicano S.A.B. de C.V. ADR	37,190	3,598
Gentera S.A.B. de C.V.	169,800	147
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	119,600	731
Grupo Bimbo S.A.B. de C.V., Series A	1,574,858	3,283
Grupo Financiero Banorte S.A.B. de C.V., Series O	527,100	3,061
Megacable Holdings S.A.B. de C.V., Series CPO	56,539	241
Telesites S.A.B. de C.V.*	385,468	238
Wal-Mart de Mexico S.A.B. de C.V.	6,457,500	17,626

		45,417

Norway - 0.1%
Mowi ASA	22,442	525

Peru - 0.1%
Credicorp Ltd.	4,700	1,076

Philippines - 0.7%
Ayala Land, Inc.	1,500,650	1,488
BDO Unibank, Inc.	400,810	1,096
DMCI Holdings, Inc.	858,700	173
Globe Telecom, Inc.	8,170	360
International Container Terminal Services, Inc.	68,940	197
PLDT, Inc. ADR	3,622	90
SM Prime Holdings, Inc.	1,617,000	1,171
Universal Robina Corp.	272,390	884

		5,459

Poland - 0.3%
Dino Polska S.A.(3) *	13,998	491
Energa S.A.*	49,586	104
Grupa Lotos S.A.	17,782	404
PLAY Communications S.A.(3)	15,905	138
Powszechna Kasa Oszczednosci Bank Polski S.A.	69,119	793

		1,930

Qatar - 0.1%
Ooredoo QPSC	17,543	315
Qatar National Bank QPSC	56,057	293

		608

Russia - 2.7%
Gazprom PJSC ADR	499,590	3,660
LUKOIL PJSC ADR	47,883	4,043
Novolipetsk Steel PJSC GDR	15,874	401
Sberbank of Russia PJSC ADR	315,918	4,860
Surgutneftegas PJSC ADR	31,871	131
Tatneft PJSC ADR (London Exchange)	2,319	172
X5 Retail Group N.V. GDR (Registered)	102,825	3,526
Yandex N.V., Class A*	73,300	2,785

		19,578

Saudi Arabia - 0.2%
Al Rajhi Bank	42,205	786
Alinma Bank	7,347	48
Jarir Marketing Co.	3,886	171
Riyad Bank	42,566	305
Sahara International Petrochemical Co.	4,122	23
Samba Financial Group	21,550	204
Saudi British Bank (The)	2,305	25

		1,562

Singapore - 0.0%
IGG, Inc.	282,000	313

South Africa - 6.0%
Absa Group Ltd.	10,050	126
African Rainbow Minerals Ltd.	26,900	349
Barloworld Ltd.	833,703	7,579
Bidvest Group (The) Ltd.	658,283	8,851
Clicks Group Ltd.	92,460	1,348
Discovery Ltd.	58,551	620
FirstRand Ltd.	163,141	794
Imperial Logistics Ltd.	94,453	345
Motus Holdings Ltd.(2)	1	—
MTN Group Ltd.	111,766	847
Naspers Ltd., Class N	29,553	7,179
Redefine Properties Ltd.	1,033,533	663
Reinet Investments S.C.A.	13,742	222

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.6%(1) continued
South Africa - 6.0% continued
RMB Holdings Ltd.	31,155	$187
Sibanye Gold Ltd. ADR*	39,270	187
Standard Bank Group Ltd.	538,974	7,528
Truworths International Ltd.	1,451,682	7,216

		44,041

South Korea - 13.3%
Amorepacific Corp.	54,192	7,733
Cheil Worldwide, Inc.	14,280	364
Daelim Industrial Co. Ltd.	1,627	162
Doosan Bobcat, Inc.	4,517	142
Fila Korea Ltd.	38,376	2,553
Grand Korea Leisure Co. Ltd.	4,141	74
Hana Financial Group, Inc.	13,507	438
Hyundai Glovis Co. Ltd.	2,168	302
Hyundai Mobis Co. Ltd.	28,974	5,918
Hyundai Motor Co.	109,967	13,329
Industrial Bank of Korea	51,477	627
Innocean Worldwide, Inc.	1,726	107
Kia Motors Corp.	21,365	816
Korea Investment Holdings Co. Ltd.	1,460	102
KT Corp. ADR	19,611	243
KT&G Corp.	8,978	766
Kumho Petrochemical Co. Ltd.	2,310	195
LG Chem Ltd.	3,102	955
LG Display Co. Ltd.*	26,692	413
LG Household & Health Care Ltd.	3,679	4,187
LG Uplus Corp.	46,021	578
Meritz Fire & Marine Insurance Co. Ltd.	4,706	84
Meritz Securities Co. Ltd.	51,821	241
NH Investment & Securities Co. Ltd.	31,719	399
Orion Corp.	76,337	6,113
POSCO	39,804	8,426
Sam Chun Dang Pharm Co. Ltd.	4,047	133
Samsung Electronics Co. Ltd.	866,672	35,336
Samsung SDS Co. Ltd.	3,563	663
Shinhan Financial Group Co. Ltd.	50,279	1,955
SK Holdings Co. Ltd.	2,323	467
SK Hynix, Inc.	47,798	2,879
SK Telecom Co. Ltd.	1,096	246
Ssangyong Cement Industrial Co. Ltd.	230,229	1,256

		98,202

Switzerland - 0.3%
Nestle S.A. (Registered)	9,207	953
Sika A.G. (Registered)	5,135	877

		1,830

Taiwan - 10.7%
Acer, Inc.*	142,000	88
Airtac International Group	83,000	934
AU Optronics Corp.	1,738,000	521
Catcher Technology Co. Ltd.	839,000	6,020
Chailease Holding Co. Ltd.	166,960	692
Chipbond Technology Corp.	200,000	390
Delta Electronics, Inc.	528,000	2,685
Elan Microelectronics Corp.	124,000	291
Formosa Chemicals & Fibre Corp.	39,000	129
Formosa Plastics Corp.	158,000	583
Giant Manufacturing Co. Ltd.	252,000	1,973
Hon Hai Precision Industry Co. Ltd.	3,224,668	8,047
Largan Precision Co. Ltd.	30,000	3,731
Lite-On Technology Corp.	437,000	639
Makalot Industrial Co. Ltd.	83,000	562
Mega Financial Holding Co. Ltd.	364,000	362
Merry Electronics Co. Ltd.	41,000	224
Novatek Microelectronics Corp.	56,000	313
Phison Electronics Corp.	44,000	402
President Chain Store Corp.	88,000	851
Radiant Opto-Electronics Corp.	121,000	406
Realtek Semiconductor Corp.	206,000	1,522
Taiwan Semiconductor Manufacturing Co. Ltd.	3,990,542	30,442
Taiwan Semiconductor Manufacturing Co.Ltd.ADR	344,430	13,491
Tripod Technology Corp.	80,000	284
Unimicron Technology Corp.	381,000	435
Uni-President Enterprises Corp.	485,000	1,291
United Microelectronics Corp.	871,000	392
Yuanta Financial Holding Co. Ltd.	1,199,000	721
Zhen Ding Technology Holding Ltd.	102,000	327

		78,748

Thailand - 2.5%
Airports of Thailand PCL NVDR	916,600	2,197
Bumrungrad Hospital PCL NVDR	25,100	138
CP ALL PCL NVDR	1,179,900	3,309
Jasmine International PCL NVDR	679,800	160
Kasikornbank PCL NVDR	44,600	273
Krungthai Card PCL NVDR	285,900	404

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.6%(1) continued
Thailand - 2.5% continued
PTT Exploration & Production PCL NVDR	255,000	$1,123
PTT PCL NVDR	601,800	957
Quality Houses PCL NVDR	2,633,800	266
Siam Commercial Bank (The) PCL (Registered)	1,746,100	7,943
Siam Global House PCL NVDR	1,687,400	974
Sino-Thai Engineering & Construction PCL NVDR	113,600	100
Star Petroleum Refining PCL NVDR	318,300	105
Supalai PCL NVDR	157,700	121
Thanachart Capital PCL NVDR	133,163	241

		18,311

Turkey - 1.1%
Akbank T.A.S.*	136,136	160
BIM Birlesik Magazalar A.S.	35,111	483
Haci Omer Sabanci Holding A.S.	89,527	133
KOC Holding A.S.	138,877	421
Tofas Turk Otomobil Fabrikasi A.S.	60,770	202
Turkcell Iletisim Hizmetleri A.S.	2,970,516	6,565

		7,964

United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank PJSC	82,949	188
Aldar Properties PJSC	217,065	112
Dubai Investments PJSC	848,066	284
Dubai Islamic Bank PJSC	446,683	624
Emaar Properties PJSC	5,403,973	6,508
First Abu Dhabi Bank PJSC	203,175	823

		8,539

United Kingdom - 0.1%
Diageo PLC	24,951	1,074

United States - 2.0%
Copa Holdings S.A., Class A	12,700	1,239
Estee Lauder (The) Cos., Inc., Class A	9,750	1,785
Mastercard, Inc., Class A	3,400	900
Microsoft Corp.	14,400	1,929
Tenaris S.A. ADR	237,687	6,254
Visa, Inc., Class A	13,900	2,412

		14,519

Total Common Stocks (Cost $551,023)		673,673

PARTICIPATION (EQUITY LINKED) NOTES - 0.4%
United Kingdom - 0.4%
Bank for Foreign Trade of Vietnam JSC, Issued by HSBC Bank PLC, Expires 10/29/20	461,670	1,398
HSBC Bank PLC, Issued by Al Rajhi Bank, Expires 1/19/21	51,709	963
HSBC Bank PLC, Issued by Leejam Sports Co. JSC, Expires 5/25/21	28,691	572

		2,933

Total Participation (Equity Linked) Notes (Cost $2,758)		2,933

PREFERRED STOCKS - 4.0%
Brazil - 3.8%
Banco Bradesco S.A. ADR*	565,958	5,558
Banco do Estado do Rio Grande do Sul S.A., Class B, 0.33%(6)	65,100	406
Cia Brasileira de Distribuicao ADR*	7,783	191
Itau Unibanco Holding S.A., 0.50%(6)	83,741	790
Itau Unibanco Holding S.A. ADR, 0.50%(6)	1,489,417	14,030
Lojas Americanas S.A.*	1,601,883	6,891

		27,866

South Korea - 0.2%
Samsung Electronics Co. Ltd., 3.69%(6)	49,545	1,640

Total Preferred Stocks (Cost $22,470)		29,506

INVESTMENT COMPANIES - 4.0%
iShares Core MSCI Emerging Markets ETF	155,400	7,994
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.22%(7) (8)	21,474,381	21,474

Total Investment Companies (Cost $29,367)		29,468

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 2.45%, 7/18/19(9) (10)	$1,990	$1,988

Total Short-Term Investments (Cost $1,988)		1,988

Total Investments - 100.2% (Cost $607,606)		737,568

Liabilities less Other Assets - (0.2%)		(1,786)

NET ASSETS - 100.0%		$735,782

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)

Restricted security that has been deemed illiquid. At June 30, 2019, the value of this restricted illiquid security amounted to approximately $2,647,000 or 0.4% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Tianhe Chemicals Group Ltd.	6/13/14 - 12/15/14	$4,079

(5)	Level 3 asset that is worthless, bankrupt or has been delisted.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2019 is disclosed.
(9)	Discount rate at the time of purchase.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

CPO - Certificado de Participación Ordinario

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

MSCI - Morgan Stanley Capital International

NVDR - Non-Voting Depositary Receipt

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
MSCI Emerging Markets Index	326	$17,170	Long	9/19	$374

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.5%
Consumer Discretionary	15.4
Consumer Staples	13.0
Energy	4.8
Financials	20.9
Health Care	1.0
Industrials	7.7
Information Technology	20.2
Materials	5.4
Real Estate	2.7
Utilities	0.4

Total	100.0%

At June 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	18.4%
Hong Kong Dollar	16.0
Korean Won	13.9
Indian Rupee	9.9
Taiwan Dollar	9.1
Brazilian Real	8.1
South African Rand	6.1
All other currencies less than 5%	18.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$1,754	$—	$—	$1,754
Brazil	56,035	—	—	56,035
Chile	1,437	—	—	1,437
China	26,786	103,622	—	130,408
India	23,176	48,339	—	71,515
Israel	1,036	—	—	1,036
Mexico	45,417	—	—	45,417
Peru	1,076	—	—	1,076
Philippines	90	5,369	—	5,459
Qatar	293	315	—	608
Russia	2,785	16,793	—	19,578
South Africa	187	43,854	—	44,041
South Korea	243	97,959	—	98,202
Taiwan	13,491	65,257	—	78,748
Thailand	3,255	15,056	—	18,311
United States	14,519	—	—	14,519
All Other Countries(1)	—	85,529	—	85,529

Total Common Stocks	191,580	482,093	—	673,673

Participation (Equity Linked) Notes(1)	—	2,933	—	2,933
Preferred Stocks:
Brazil	27,866	—	—	27,866
South Korea	—	1,640	—	1,640

Total Preferred Stocks	27,866	1,640	—	29,506

Investment Companies	29,468	—	—	29,468
Short-Term Investments	—	1,988	—	1,988

Total Investments	$248,914	$488,654	$—	$737,568

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$374	$—	$—	$374

(1)	Classifications as defined in the Schedule of Investments.

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$21,164	$146,683	$146,373	$92	$21,474	21,474,381

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.1%(1)
Argentina - 0.3%
Globant S.A.*	5,739	$580
YPF S.A. ADR	106,263	1,935

		2,515

Australia - 1.8%
Appen Ltd.	16,664	329
Beach Energy Ltd.	636,033	897
Charter Hall Group	143,780	1,095
CSL Ltd.	71,541	10,823
CSR Ltd.	154,237	424
Downer EDI Ltd.	75,513	368
Iluka Resources Ltd.	42,743	324
Magellan Financial Group Ltd.	11,332	407
Metcash Ltd.	67,108	121
Mineral Resources Ltd.	26,086	275
Northern Star Resources Ltd.	88,903	729
OZ Minerals Ltd.	57,578	407
Seven Group Holdings Ltd.	30,521	398

		16,597

Austria - 0.1%
Mayr Melnhof Karton A.G.	7,124	897
Rhi Magnesita N.V.	5,533	340

		1,237

Belgium - 0.6%
Ageas	58,953	3,066
D’ieteren S.A./N.V.	41,358	1,900
Warehouses De Pauw - CVA	3,208	540

		5,506

Brazil - 0.5%
Embraer S.A. ADR	205,046	4,128

Canada - 5.9%
Air Canada*	18,018	546
ARC Resources Ltd.	97,964	480
Badger Daylighting Ltd.	12,433	454
Barrick Gold Corp.	199,681	3,152
BRP, Inc. (Sub Voting)	14,340	513
Cameco Corp.	69,315	744
Canada Goose Holdings, Inc.*	15,425	597
Canadian Apartment Properties REIT	12,929	477
Canadian Imperial Bank of Commerce	15,897	1,250
Canadian Pacific Railway Ltd.	46,010	10,823
Canadian Western Bank	12,943	295
Celestica, Inc.*	133,564	912
Detour Gold Corp.*	28,084	354
Dollarama, Inc.	108,800	3,828
Dorel Industries, Inc., Class B	77,842	631
E-L Financial Corp. Ltd.	2,033	1,157
Encana Corp.	525,225	2,695
Enerflex Ltd.	25,061	326
Entertainment One Ltd.	98,492	497
Gildan Activewear, Inc.	85,616	3,313
IMAX Corp.*	14,748	298
Kinross Gold Corp.*	374,702	1,454
Kirkland Lake Gold Ltd.	24,231	1,044
Manulife Financial Corp.	120,979	2,199
Northland Power, Inc.	23,419	456
Parex Resources, Inc.*	42,911	688
Shopify, Inc., Class A*	41,585	12,482
Tamarack Valley Energy Ltd.*	182,826	292
TFI International, Inc.	15,505	469
Tourmaline Oil Corp.	41,931	534
Tricon Capital Group, Inc.	47,583	363

		53,323

China - 1.9%
Baidu, Inc. ADR*	26,437	3,103
China Telecom Corp. Ltd., Class H	5,065,795	2,551
Dongfeng Motor Group Co. Ltd., Class H	3,202,119	2,627
Tencent Holdings Ltd.	198,905	8,998

		17,279

Czech Republic - 0.1%
O2 Czech Republic A.S.	64,468	639

Denmark - 1.9%
AP Moller - Maersk A/S, Class B	2,736	3,395
Chr Hansen Holding A/S	69,812	6,565
Dfds A/S	8,662	367
Drilling Co. of 1972 (The) A/S*	5,541	431
DSV A/S	56,845	5,581
GN Store Nord A/S	9,914	463
Royal Unibrew A/S	9,541	697

		17,499

Finland - 0.5%
Cramo OYJ*	21,922	520
DNA OYJ	11,587	277
Kemira OYJ	20,211	297
Nokia OYJ	520,722	2,588
Outotec OYJ*	58,437	309

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.1%(1) continued
Finland - 0.5% continued
Tieto OYJ	10,257	$304
Valmet OYJ	23,111	577

		4,872

France - 9.0%
Air France-KLM*	55,554	534
Alstom S.A.	7,825	363
Alten S.A.	6,373	764
Arkema S.A.	8,475	788
BNP Paribas S.A.	155,930	7,419
Carrefour S.A.	86,325	1,667
Cie de Saint-Gobain	132,276	5,170
Danone S.A.	11,131	944
Eiffage S.A.	8,475	838
Engie S.A.	182,265	2,768
EssilorLuxottica S.A.	47,823	6,236
EssilorLuxottica S.A. (Euronext Paris)	20,366	2,662
Faurecia S.A.	7,481	347
Fnac Darty S.A.*	3,413	254
Korian S.A.	12,526	478
LVMH Moet Hennessy Louis Vuitton S.E.	25,658	10,922
Nexity S.A.	8,619	372
Pernod Ricard S.A.	41,470	7,642
Renault S.A.	43,361	2,733
Rexel S.A.	223,302	2,835
Savencia S.A.	20,596	1,546
SCOR S.E.	7,903	347
SEB S.A.	1,811	326
Societe BIC S.A.	13,743	1,049
Societe Generale S.A.	120,719	3,055
SOITEC*	4,372	479
Teleperformance	7,101	1,423
Television Francaise 1	45,423	480
TOTAL S.A.	212,423	11,885
Ubisoft Entertainment S.A.*	66,400	5,206
Worldline S.A./France(2) *	5,647	411

		81,943

Germany - 4.9%
adidas A.G.	32,112	9,914
alstria office REIT-A.G.	36,426	590
AURELIUS Equity Opportunities S.E. & Co. KGaA*	7,561	359
BASF S.E.	75,833	5,509
Bechtle A.G.	4,484	515
Carl Zeiss Meditec A.G. (Bearer)	8,511	840
CECONOMY A.G.*	154,622	948
Commerzbank A.G.	65,452	470
Daimler A.G. (Registered)	47,786	2,658
Deutsche Pfandbriefbank A.G.(2)	21,237	255
Deutsche Post A.G. (Registered)	91,777	3,014
Deutz A.G.	41,990	409
Draegerwerk A.G. & Co. KGaA	37,057	1,777
Draegerwerk A.G. & Co. KGaA*	2,681	865
E.ON S.E.	132,977	1,444
Fraport A.G. Frankfurt Airport Services Worldwide	4,581	394
Gerresheimer A.G.	4,886	360
HUGO BOSS A.G.	4,698	313
Krones A.G.	14,346	1,157
METRO A.G.	123,533	2,259
Rheinmetall A.G.	5,555	680
RHOEN-KLINIKUM A.G.	63,137	1,930
RWE A.G.	80,559	1,986
Salzgitter A.G.	19,734	565
SAP S.E.	29,577	4,066
TAG Immobilien A.G.*	28,692	663

		43,940

Hong Kong - 2.7%
AIA Group Ltd.	911,000	9,848
Champion REIT	389,000	324
China High Precision Automation Group Ltd.(3) *	982,000	5
China Merchants Port Holdings Co. Ltd.	512,088	872
China Mobile Ltd.	155,000	1,411
China Mobile Ltd. (Hong Kong Exchange)	778,184	7,083
China Unicom Hong Kong Ltd.	3,561,403	3,914
First Pacific Co. Ltd.	1,410,000	571
Towngas China Co. Ltd.*	415,000	299
Yue Yuen Industrial Holdings Ltd.	209,000	572

		24,899

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	299,825	445

India - 1.1%
HDFC Bank Ltd. ADR	77,133	10,030

Ireland - 2.4%
Accenture PLC, Class A	57,619	10,646
Bank of Ireland Group PLC	431,657	2,246

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.1%(1) continued
Ireland - 2.4% continued
C&C Group PLC	321,370	$1,430
Dalata Hotel Group PLC	55,306	296
Grafton Group PLC	37,227	382
ICON PLC*	29,564	4,552
Ryanair Holdings PLC ADR*	25,957	1,665
UDG Healthcare PLC	59,795	608

		21,825

Israel - 0.2%
Israel Discount Bank Ltd., Class A	77,338	316
Taro Pharmaceutical Industries Ltd.	17,428	1,489

		1,805

Italy - 3.0%
ACEA S.p.A.	28,145	535
Amplifon S.p.A.	32,039	749
Assicurazioni Generali S.p.A.	167,151	3,143
BPER Banca	340,803	1,388
Buzzi Unicem S.p.A.	13,615	276
Credito Emiliano S.p.A.	183,735	886
DiaSorin S.p.A.	3,426	398
Eni S.p.A.	382,546	6,337
Infrastrutture Wireless Italiane S.p.A.(2)	68,497	670
Interpump Group S.p.A.	8,588	264
Saipem S.p.A.*	428,867	2,142
Saras S.p.A.	141,860	213
Technogym S.p.A.(2)	26,398	294
UniCredit S.p.A.	794,113	9,776

		27,071

Japan - 17.6%
Adastria Co. Ltd.	11,600	249
ADEKA Corp.	78,800	1,168
Advantest Corp.	12,400	343
Aiful Corp.*	99,500	204
Anritsu Corp.	19,400	339
Asahi Intecc Co. Ltd.	11,600	287
Benesse Holdings, Inc.	22,391	522
Bic Camera, Inc.	30,100	296
Calbee, Inc.	60,700	1,636
Canon, Inc.	81,441	2,385
Chiyoda Corp.*	99,323	269
Chudenko Corp.	47,500	989
Citizen Watch Co. Ltd.	237,426	1,221
Dai Nippon Printing Co. Ltd.	57,300	1,228
Daifuku Co. Ltd.	6,400	361
Dai-ichi Life Holdings, Inc.	171,950	2,602
Daiseki Co. Ltd.	12,300	308
DeNA Co. Ltd.	92,055	1,763
Denka Co. Ltd.	10,500	312
East Japan Railway Co.	38,600	3,615
Eisai Co. Ltd.	16,131	910
FANUC Corp.	23,800	4,418
Fuji Media Holdings, Inc.	117,191	1,636
Fuji Oil Holdings, Inc.	9,700	293
Fujitsu Ltd.	33,117	2,305
FULLCAST Holdings Co. Ltd.	13,400	286
Gree, Inc.	216,370	1,009
Hachijuni Bank (The) Ltd.	391,400	1,599
Hitachi Metals Ltd.	157,802	1,788
Honda Motor Co. Ltd.	214,406	5,554
Ibiden Co. Ltd.	53,633	941
Inpex Corp.	288,595	2,631
Invincible Investment Corp.	923	478
Japan Airlines Co. Ltd.	5,700	182
Japan Lifeline Co. Ltd.	9,100	148
JCR Pharmaceuticals Co. Ltd.	5,500	321
JGC Corp.	147,825	2,036
JSR Corp.	180,440	2,857
Kanamoto Co. Ltd.	11,400	296
KDDI Corp.	198,200	5,049
Kenedix Office Investment Corp.	67	480
Keyence Corp.	16,360	10,054
Kissei Pharmaceutical Co. Ltd.	86,500	2,166
Kumagai Gumi Co. Ltd.	10,100	299
Lasertec Corp.	9,800	389
Maeda Corp.	33,000	265
Makino Milling Machine Co. Ltd.	6,800	276
Matsumotokiyoshi Holdings Co. Ltd.	12,500	366
Medipal Holdings Corp.	64,300	1,422
Mitsubishi Estate Co. Ltd.	122,100	2,278
Mitsubishi Heavy Industries Ltd.	62,275	2,715
Mitsubishi Shokuhin Co. Ltd.	72,800	1,908
Mitsubishi Tanabe Pharma Corp.	198,000	2,214
Mitsubishi UFJ Financial Group, Inc.	1,050,969	5,024
Mizuho Financial Group, Inc.	1,883,196	2,732
NET One Systems Co. Ltd.	38,600	1,065
Nikon Corp.	89,403	1,267
Nippon Accommodations Fund, Inc.	95	532
Nippon Suisan Kaisha Ltd.	78,400	487

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.1%(1) continued
Japan - 17.6% continued
Nippon Television Holdings, Inc.	95,976	$1,424
Nissan Motor Co. Ltd.	297,400	2,127
Nitto Denko Corp.	19,400	955
Nomura Holdings, Inc.	702,300	2,495
North Pacific Bank Ltd.	113,300	270
OKUMA Corp.	6,900	355
Open House Co. Ltd.	6,800	279
PALTAC CORPORATION	11,300	622
Penta-Ocean Construction Co. Ltd.	74,800	367
Pressance Corp.	27,600	379
Rengo Co. Ltd.	39,700	319
Resona Holdings, Inc.	677,900	2,833
Round One Corp.	30,600	389
Sankyo Co. Ltd.	52,900	1,917
Sankyu, Inc.	7,400	389
Sanwa Holdings Corp.	34,700	374
Sawai Pharmaceutical Co. Ltd.	7,200	391
Sega Sammy Holdings, Inc.	122,700	1,494
Seino Holdings Co. Ltd.	30,200	403
Shiga Bank (The) Ltd.	17,200	400
Shimamura Co. Ltd.	25,068	1,876
Ship Healthcare Holdings, Inc.	10,600	458
Shizuoka Bank (The) Ltd.	238,300	1,760
Sompo Holdings, Inc.	66,100	2,558
Starts Corp., Inc.	13,700	323
Sumitomo Bakelite Co. Ltd.	6,900	247
Sumitomo Mitsui Financial Group, Inc.	187,550	6,641
Sumitomo Mitsui Trust Holdings, Inc.	74,212	2,696
Sushiro Global Holdings Ltd.	6,200	370
T&D Holdings, Inc.	378,471	4,128
Tadano Ltd.	28,000	295
Taisho Pharmaceutical Holdings Co. Ltd.	10,400	801
Taiyo Yuden Co. Ltd.	23,700	440
Takasago Thermal Engineering Co. Ltd.	21,400	355
Takeda Pharmaceutical Co. Ltd.	297,213	10,564
THK Co. Ltd.	41,600	1,000
TIS, Inc.	16,300	830
Toagosei Co. Ltd.	135,500	1,428
Toda Corp.	46,300	257
Tokai Carbon Co. Ltd.	33,700	353
Tokyo Ohka Kogyo Co. Ltd.	37,400	1,172
Tokyo Steel Manufacturing Co. Ltd.	50,300	381
Toyo Suisan Kaisha Ltd.	51,900	2,133
Toyo Tire Corp.	19,700	260
TSI Holdings Co. Ltd.	179,100	1,073
Tsubaki Nakashima Co. Ltd.	18,600	305
TV Asahi Holdings Corp.	69,700	1,127
UT Group Co. Ltd.	12,500	305
Wacoal Holdings Corp.	46,700	1,210
Yahoo Japan Corp.	1,447,280	4,254
Yamato Kogyo Co. Ltd.	12,600	368
Zenkoku Hosho Co. Ltd.	16,000	615

		159,538

Jordan - 0.1%
Hikma Pharmaceuticals PLC	20,255	444

Mexico - 0.9%
Cemex S.A.B. de C.V. ADR (Participation Certificate)	100,226	425
Fibra Uno Administracion S.A. de C.V.	946,717	1,256
Industrias Bachoco S.A.B. de C.V., Series B	128,193	535
Wal-Mart de Mexico S.A.B. de C.V.	2,147,496	5,862

		8,078

Netherlands - 3.1%
Akzo Nobel N.V.	38,726	3,640
ASM International N.V.	6,108	398
ASML Holding N.V. (Registered)	24,885	5,174
ASR Nederland N.V.	15,202	619
Euronext N.V.(2)	9,697	734
ING Groep N.V.	466,754	5,412
Intertrust N.V.(2)	16,943	350
PostNL N.V.	465,100	806
Royal Dutch Shell PLC, Class B	337,523	11,010
TKH Group N.V. - CVA	5,516	342

		28,485

New Zealand - 0.0%
Summerset Group Holdings Ltd.	87,645	328

Norway - 0.3%
FLEX LNG Ltd.*	25,529	301
Norsk Hydro ASA	669,723	2,404

		2,705

Russia - 0.8%
Gazprom PJSC ADR	507,572	3,719
LUKOIL PJSC ADR	21,838	1,844
Sberbank of Russia PJSC ADR	110,483	1,699

		7,262

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.1%(1) continued
Singapore - 0.1%
Frasers Logistics & Industrial Trust	558,900	$500

Slovenia - 0.1%
Nova Ljubljanska Banka dd GDR(2)	72,541	973

South Africa - 0.7%
Anglo American Platinum Ltd.	17,106	1,018
Gold Fields Ltd. ADR	507,981	2,748
Impala Platinum Holdings Ltd.*	242,722	1,204
MTN Group Ltd.	203,518	1,542

		6,512

South Korea - 3.0%
AfreecaTV Co. Ltd.	7,966	425
Douzone Bizon Co. Ltd.	7,247	391
GS Home Shopping, Inc.	1,962	293
Hyundai Construction Equipment Co. Ltd.	5,578	196
Kangwon Land, Inc.	19,760	518
KB Financial Group, Inc.	75,841	3,005
Korea United Pharm, Inc.	13,464	267
KT Corp. ADR	249,524	3,087
KT&G Corp.	21,425	1,829
Lotte Chilsung Beverage Co. Ltd.	5,200	773
Lotte Confectionery Co. Ltd.	2,361	353
Lotte Corp.	15,721	600
Maeil Dairies Co. Ltd.	5,131	375
Meritz Securities Co. Ltd.	67,768	315
NongShim Co. Ltd.	1,936	426
Partron Co. Ltd.	22,955	353
S-1 Corp.	20,165	1,704
Samsung Electronics Co. Ltd.	92,302	3,763
SFA Engineering Corp.	11,308	396
Shinhan Financial Group Co. Ltd.	69,709	2,711
SK Innovation Co. Ltd.	5,018	691
SK Telecom Co. Ltd.	17,340	3,890
SL Corp.	13,897	285
Soulbrain Co. Ltd.	6,691	274

		26,920

Spain - 1.7%
Almirall S.A.	16,730	309
Amadeus IT Group S.A.	89,710	7,099
Atlantica Yield PLC	12,182	276
Atresmedia Corp. de Medios de Comunicacion S.A.	245,896	1,203
Bankinter S.A.	33,739	232
CaixaBank S.A.	1,520,416	4,354
Cia de Distribucion Integral Logista Holdings S.A.	12,605	286
Masmovil Ibercom S.A.*	21,330	475
Merlin Properties Socimi S.A.	56,699	787

		15,021

Sweden - 0.9%
Atlas Copco AB, Class A	154,667	4,944
Dometic Group AB(2)	49,908	501
Evolution Gaming Group AB(2)	21,175	419
Loomis AB, Class B	12,405	427
Peab AB	35,426	303
Resurs Holding AB(2)	46,213	275
SSAB AB, Class B	120,649	367
THQ Nordic AB*	13,701	356
Wihlborgs Fastigheter AB	49,889	723

		8,315

Switzerland - 8.4%
ABB Ltd. (Registered)	277,266	5,568
Adecco Group A.G. (Registered)	79,966	4,806
Alcon, Inc.*	133,295	8,244
Barry Callebaut A.G. (Registered)	149	299
Bucher Industries A.G. (Registered)	830	286
Cembra Money Bank A.G.	2,934	283
Chubb Ltd.	58,593	8,630
Cie Financiere Richemont S.A. (Registered)	10,784	915
Coca-Cola HBC A.G. - CDI*	19,257	729
Emmi A.G. (Registered)	367	343
Forbo Holding A.G. (Registered)	264	467
Geberit A.G. (Registered)	11,420	5,335
Georg Fischer A.G. (Registered)	429	410
Helvetia Holding A.G. (Registered)	2,325	292
Julius Baer Group Ltd.*	74,970	3,344
LafargeHolcim Ltd. (Registered)*	73,826	3,606
Logitech International S.A. (Registered)	23,726	951
Nestle S.A. (Registered)	92,124	9,537
Novartis A.G. (Registered)	40,981	3,748
Pargesa Holding S.A. (Bearer)	22,720	1,752
PSP Swiss Property A.G. (Registered)	4,018	470
Roche Holding A.G. (Genusschein)	10,316	2,903
Sika A.G. (Registered)	34,845	5,947
Straumann Holding A.G. (Registered)	636	561
Sulzer A.G. (Registered)	1,279	140

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.1%(1) continued
Switzerland - 8.4% continued
Swiss Life Holding A.G. (Registered)	2,351	$1,165
UBS Group A.G. (Registered)*	411,047	4,885
Vontobel Holding A.G. (Registered)	8,172	455
Wizz Air Holdings PLC(2) *	9,357	406

		76,477

Taiwan - 1.4%
Asustek Computer, Inc.	205,000	1,466
Innolux Corp.	4,066,000	961
MediaTek, Inc.	160,027	1,623
Shin Kong Financial Holding Co. Ltd.	4,285,128	1,302
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	194,966	7,637

		12,989

Turkey - 0.1%
Akbank T.A.S.*	604,596	710

United Kingdom - 14.6%
Anglo American PLC	143,550	4,106
Ashmore Group PLC	74,592	483
AstraZeneca PLC	58,789	4,799
Auto Trader Group PLC(2)	61,683	430
AVEVA Group PLC	9,229	474
Aviva PLC	496,021	2,631
B&M European Value Retail S.A.	66,353	281
Babcock International Group PLC	218,723	1,273
Balfour Beatty PLC	755,387	2,325
Barclays PLC	2,464,270	4,697
Beazley PLC	52,477	368
Bellway PLC	9,287	328
BP PLC	1,302,263	9,101
British American Tobacco PLC	136,180	4,753
British Land (The) Co. PLC	200,401	1,372
BT Group PLC	1,168,227	2,920
Cairn Energy PLC*	151,432	334
Centrica PLC	1,588,453	1,771
Cineworld Group PLC	154,593	499
Clinigen Group PLC	36,332	466
Coats Group PLC	242,350	252
Cobham PLC*	1,896,717	2,572
Compass Group PLC	353,284	8,467
Computacenter PLC	25,854	438
Costain Group PLC	44,895	100
Cranswick PLC	2,647	87
De La Rue PLC	188,414	730
Electrocomponents PLC	58,847	473
Experian PLC	349,458	10,609
G4S PLC	360,536	955
HSBC Holdings PLC	673,538	5,619
Hunting PLC	35,746	232
Intermediate Capital Group PLC	30,493	536
ITV PLC	592,201	812
J Sainsbury PLC	1,339,325	3,333
JD Sports Fashion PLC	130,412	974
Johnson Matthey PLC	41,714	1,769
Keller Group PLC	27,601	215
Kingfisher PLC	1,552,398	4,241
Land Securities Group PLC	134,191	1,421
Linde PLC	27,946	5,620
Lloyds Banking Group PLC	2,323,622	1,673
LondonMetric Property PLC	134,956	362
Marks & Spencer Group PLC	1,491,916	4,002
Meggitt PLC	46,246	308
Micro Focus International PLC	101,915	2,676
Mitie Group PLC	632,964	1,180
Moneysupermarket.com Group PLC	67,898	356
National Express Group PLC	87,961	449
Nomad Foods Ltd.*	17,362	371
OneSavings Bank PLC	78,423	362
Premier Foods PLC*	1,025,867	440
Prudential PLC	249,682	5,438
Redrow PLC	42,476	294
RELX PLC	53,231	1,294
Rolls-Royce Holdings PLC*	391,815	4,193
Safestore Holdings PLC	72,915	569
Spectris PLC	10,682	391
SSE PLC	243,784	3,477
Standard Chartered PLC	429,915	3,912
Stock Spirits Group PLC	95,188	267
Synthomer PLC	53,690	255
Tate & Lyle PLC	64,688	607
UNITE Group (The) PLC	41,512	514
Vesuvius PLC	55,239	386
Vodafone Group PLC	1,691,577	2,775
Wm Morrison Supermarkets PLC	1,063,153	2,719

		132,136

United States - 2.3%
Banco Latinoamericano de Comercio Exterior S.A.	43,580	908

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.1%(1) continued
United States - 2.3% continued
Carnival PLC	23,584	$1,050
Mettler-Toledo International, Inc.*	12,375	10,395
Nexteer Automotive Group Ltd.	236,000	292
ResMed, Inc.	65,583	8,003

		20,648

Total Common Stocks (Cost $775,308)		843,594

PREFERRED STOCKS - 1.0%(1)
Brazil - 0.1%
Telefonica Brasil S.A., 3.02%(4)	52,400	683

Germany - 0.9%
Volkswagen A.G., 3.23%(4)	49,974	8,422

Total Preferred Stocks (Cost $7,839)		9,105

INVESTMENT COMPANIES - 4.5%
iShares Core MSCI EAFE ETF	4,100	252
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.22%(5) (6)	38,697,921	38,698
Vanguard FTSE Developed Markets ETF	33,285	1,388

Total Investment Companies (Cost $40,255)		40,338

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.5%
U.S. Treasury Bill,
2.45%, 7/18/19(7) (8)	$4,460	$4,456

Total Short-Term Investments (Cost $4,455)		4,456

Total Investments - 99.1% (Cost $827,857)		897,493

Other Assets less Liabilities - 0.9%		8,249

NET ASSETS - 100.0%		$905,742

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2019 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

CDI - CREST Depository Interest

CVA - Credit Valuation Adjustment

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
MSCI EAFE Index	163	$15,675	Long	9/19	$280

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.3%
Consumer Discretionary	12.2
Consumer Staples	6.6
Energy	7.0
Financials	19.5
Health Care	10.0
Industrials	14.6
Information Technology	10.4
Materials	8.0
Real Estate	1.9
Utilities	1.5

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

At June 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	24.6%
Japanese Yen	18.7
British Pound	16.6
United States Dollar	14.3
Swiss Franc	7.8
All other currencies less than 5%	18.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$2,515	$—	$—	$2,515
Brazil	4,128	—	—	4,128
Canada	52,826	497	—	53,323
China	3,103	14,176	—	17,279
Germany	9,286	34,654	—	43,940
Hong Kong	—	24,894	5	24,899
India	10,030	—	—	10,030
Ireland	16,863	4,962	—	21,825
Israel	1,489	316	—	1,805
Italy	11,562	15,509	—	27,071
Mexico	8,078	—	—	8,078
Netherlands	5,174	23,311	—	28,485
Slovenia	973	—	—	973
South Africa	2,748	3,764	—	6,512
South Korea	3,087	23,833	—	26,920
Spain	276	14,745	—	15,021
Switzerland	8,630	67,847	—	76,477
Taiwan	7,637	5,352	—	12,989
United Kingdom	371	131,765	—	132,136
United States	19,306	1,342	—	20,648
All Other Countries(1)	—	308,540	—	308,540

Total Common Stocks	168,082	675,507	5	843,594

Preferred Stocks:
Brazil	683	—	—	683
Germany	—	8,422	—	8,422

Total Preferred Stocks	683	8,422	—	9,105

Investment Companies	40,338	—	—	40,338
Short-Term Investments	—	4,456	—	4,456

Total Investments	$209,103	$688,385	$5	$897,493

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$280	$—	$—	$280

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$37,612	$83,960	$82,874	$201	$38,698	38,697,921

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.7%(1)
Australia - 7.0%
Atlas Arteria Ltd.	1,208,045	$6,662
AusNet Services	6,388,836	8,418
Spark Infrastructure Group	10,216,262	17,435
Transurban Group	3,850,725	39,897

		72,412

Brazil - 2.2%
CPFL Energia S.A.	696,800	5,522
EDP - Energias do Brasil S.A.	1,613,200	8,007
Transmissora Alianca de Energia Eletrica S.A.	1,315,500	9,366

		22,895

Canada - 8.5%
Atco Ltd., Class I	129,600	4,368
Enbridge, Inc.	948,208	34,249
Hydro One Ltd.(2)	1,848,520	32,240
TC Energy Corp.	345,054	17,106

		87,963

Chile - 0.6%
Aguas Andinas S.A., Class A	9,886,975	5,836

France - 11.4%
Eutelsat Communications S.A.	848,743	15,875
Getlink S.E.	2,415,582	38,704
SES S.A.	1,259,546	19,723
Vinci S.A.	431,708	44,262

		118,564

Germany - 3.8%
Fraport A.G. Frankfurt Airport Services Worldwide	453,534	38,988

Hong Kong - 1.8%
Power Assets Holdings Ltd.	2,565,500	18,446

Italy - 13.0%
ASTM S.p.A.	155,351	5,017
Atlantia S.p.A.	1,879,976	48,911
Hera S.p.A.	1,850,033	7,080
Italgas S.p.A.	1,583,750	10,633
Snam S.p.A.	5,532,479	27,525
Societa Iniziative Autostradali e Servizi S.p.A.	170,594	3,164
Terna Rete Elettrica Nazionale S.p.A.	5,025,623	32,020

		134,350

Japan - 1.2%
Tokyo Gas Co. Ltd.	535,600	12,602

Mexico - 0.4%
ALEATICA S.A.B. de C.V.	4,950,289	4,614

Netherlands - 2.5%
Koninklijke Vopak N.V.	567,397	26,219

Portugal - 0.4%
REN - Redes Energeticas Nacionais SGPS S.A.	1,588,169	4,354

Switzerland - 2.0%
Flughafen Zurich A.G. (Registered)	108,789	20,467

United Kingdom - 15.4%
National Grid PLC	6,199,798	65,886
Pennon Group PLC	1,414,075	13,340
Severn Trent PLC	1,772,239	46,117
United Utilities Group PLC	3,398,402	33,813

		159,156

United States - 22.5%
Atmos Energy Corp.	215,147	22,711
CMS Energy Corp.	100,253	5,806
Crown Castle International Corp.	85,801	11,184
Edison International	179,724	12,115
Kansas City Southern	164,800	20,076
Kinder Morgan, Inc.	1,546,312	32,287
NiSource, Inc.	705,291	20,312
Norfolk Southern Corp.	153,700	30,637
PG&E Corp.*	508,562	11,656
SBA Communications Corp.*	38,750	8,713
Sempra Energy	127,632	17,542
SJW Group	97,700	5,937
Union Pacific Corp.	51,100	8,642
Williams (The) Cos., Inc.	929,474	26,062

		233,680

Total Common Stocks (Cost $858,583)		960,546

INVESTMENT COMPANIES - 4.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.22%(3) (4)	46,123,940	46,124

Total Investment Companies (Cost $46,124)		46,124

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
2.45%, 7/18/19(5) (6)	$1,750	$1,748

Total Short-Term Investments (Cost $1,748)		1,748

Total Investments - 97.4% (Cost $906,455)		1,008,418

Other Assets less Liabilities - 2.6%		27,319

NET ASSETS - 100.0%		$1,035,737

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2019 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	101	$14,868	Long	9/19	$87
MSCI EAFE Index	120	11,540	Long	9/19	88

Total					$175

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	3.7%
Energy	14.1
Industrials	32.3
Real Estate	2.1
Utilities	47.8

Total	100.0%

At June 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	33.6%
United States Dollar	24.3
British Pound	16.6
Canadian Dollar	9.2
Australian Dollar	7.5
All other currencies less than 5%	8.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Brazil	$22,895	$—	$—	$22,895
Canada	87,963	—	—	87,963
Chile	5,836	—	—	5,836
Germany	38,988	—	—	38,988
Italy	8,181	126,169	—	134,350
Mexico	4,614	—	—	4,614
United States	233,680	—	—	233,680
All Other Countries(1)	—	432,220	—	432,220

Total Common Stocks	402,157	558,389	—	960,546

Investment Companies	46,124	—	—	46,124
Short-Term Investments	—	1,748	—	1,748

Total Investments	$448,281	$560,137	$—	$1,008,418

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$175	$—	$—	$175

(1)	Classifications as defined in the Schedule of Investments.

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$49,913	$167,288	$171,077	$278	$46,124	46,123,940

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%(1)
Australia - 4.4%
BGP Holdings PLC(2) *	3,277,404	$—
Dexus	86,842	792
Goodman Group	165,958	1,754
GPT Group (The)	178,900	774
National Storage REIT	961,101	1,182

		4,502

Belgium - 1.9%
Shurgard Self Storage S.A.	27,088	980
Warehouses De Pauw - CVA	5,493	924

		1,904

Canada - 2.6%
Allied Properties Real Estate Investment Trust	11,000	398
Boardwalk Real Estate Investment Trust	47,852	1,456
Granite Real Estate Investment Trust	17,629	811

		2,665

China - 0.3%
SOHO China Ltd.	928,528	328

France - 1.5%
Gecina S.A.	2,557	383
Unibail-Rodamco-Westfield	7,920	1,186

		1,569

Germany - 4.1%
alstria office REIT-A.G.	48,650	788
Grand City Properties S.A.	51,282	1,172
LEG Immobilien A.G.	7,643	862
Vonovia S.E.	29,102	1,390

		4,212

Hong Kong - 7.8%
CK Asset Holdings Ltd.	107,443	839
Fortune Real Estate Investment Trust	683,000	939
Hang Lung Properties Ltd.	558,000	1,328
Hongkong Land Holdings Ltd.	116,600	752
Link REIT	199,000	2,448
Sun Hung Kai Properties Ltd.	59,531	1,011
Wharf Real Estate Investment Co. Ltd.	86,516	608

		7,925

Japan - 9.7%
Advance Residence Investment Corp.	551	1,639
Daito Trust Construction Co. Ltd.	7,200	916
Daiwa House Industry Co. Ltd.	30,400	888
Daiwa Office Investment Corp.	30	215
GLP J-Reit	273	311
Hulic Reit, Inc.	95	165
Invincible Investment Corp.	313	162
Japan Logistics Fund, Inc.	469	1,073
Kenedix Office Investment Corp.	214	1,532
Kenedix Residential Next Investment Corp.	232	411
Mitsubishi Estate Co. Ltd.	58,221	1,086
Mitsui Fudosan Co. Ltd.	46,103	1,119
Nippon Accommodations Fund, Inc.	74	415

		9,932

Jersey - 0.3%
Atrium European Real Estate Ltd.*	68,735	256

Mexico - 0.7%
Prologis Property Mexico S.A. de C.V.	331,392	690

Norway - 0.8%
Entra ASA(3)	55,643	855

Singapore - 3.4%
Ascendas India Trust	989,400	995
CapitaLand Commercial Trust	385,420	618
City Developments Ltd.	62,298	437
Keppel REIT	307,777	287
Mapletree Logistics Trust	944,600	1,111

		3,448

Spain - 0.4%
Merlin Properties Socimi S.A.	27,370	380

Thailand - 0.3%
Central Pattana PCL (Registered)	119,700	293

United Kingdom - 6.7%
Big Yellow Group PLC	64,336	809
British Land (The) Co. PLC	45,621	312
Derwent London PLC	27,155	1,075
Grainger PLC	172,836	539
Great Portland Estates PLC	65,944	573
Land Securities Group PLC	31,387	332
LondonMetric Property PLC	239,738	643
Segro PLC	36,081	335
Shaftesbury PLC	91,280	932
Tritax Big Box REIT PLC	293,853	576
Tritax EuroBox PLC(3)	326,462	399
UNITE Group (The) PLC	25,880	321

		6,846

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.7%(1) continued
United States - 50.8%
Alexandria Real Estate Equities, Inc.	15,440	$2,178
American Homes 4 Rent, Class A	51,023	1,240
American Tower Corp.	3,821	781
Americold Realty Trust	31,575	1,024
AvalonBay Communities, Inc.	16,459	3,344
Boston Properties, Inc.	10,455	1,349
Brixmor Property Group, Inc.	63,688	1,139
Cousins Properties, Inc.	10,075	364
CubeSmart	11,800	395
Digital Realty Trust, Inc.	5,100	601
Equinix, Inc.	2,374	1,197
Equity LifeStyle Properties, Inc.	11,198	1,359
Essex Property Trust, Inc.	3,465	1,012
Farmland Partners, Inc.	24,026	169
HCP, Inc.	27,300	873
Highwoods Properties, Inc.	18,000	743
Hudson Pacific Properties, Inc.	19,900	662
Industrial Logistics Properties Trust	26,447	551
Kilroy Realty Corp.	17,854	1,318
Medical Properties Trust, Inc.	76,579	1,336
MGM Growth Properties LLC, Class A	25,936	795
Mid-America Apartment Communities, Inc.	28,009	3,298
Omega Healthcare Investors, Inc.	10,700	393
Park Hotels & Resorts, Inc.	32,264	889
Physicians Realty Trust	48,680	849
Prologis, Inc.	39,115	3,133
Public Storage	15,954	3,800
Regency Centers Corp.	11,900	794
Rexford Industrial Realty, Inc.	17,005	687
RLJ Lodging Trust	2,016	36
RPT Realty	43,990	533
Simon Property Group, Inc.	13,253	2,117
Spirit Realty Capital, Inc.	9,200	392
STAG Industrial, Inc.	34,365	1,039
STORE Capital Corp.	45,758	1,519
Sun Communities, Inc.	10,895	1,397
Toll Brothers, Inc.	4,290	157
Urban Edge Properties	64,325	1,115
Ventas, Inc.	17,194	1,175
VEREIT, Inc.	63,349	571
VICI Properties, Inc.	78,691	1,734
Welltower, Inc.	32,667	2,663
WP Carey, Inc.	14,712	1,194

		51,915

Total Common Stocks (Cost $89,156)		97,720

INVESTMENT COMPANIES - 3.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.22%(4) (5)	3,910,594	3,911

Total Investment Companies (Cost $3,911)		3,911

Total Investments - 99.5% (Cost $93,067)		101,631

Other Assets less Liabilities - 0.5%		497

NET ASSETS - 100.0%		$102,128

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2019 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CVA - Credit Valuation Adjustment

REIT - Real Estate Investment Trust

Percentages shown are based on Net Assets.

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Diversified Real Estate Activities	6.9%
Diversified REITs	7.7
Health Care REITs	7.5
Homebuilding	0.2
Hotel & Resort REITs	1.9
Industrial REITs	14.7
Office REITs	11.6
Real Estate Development	0.9
Real Estate Operating Companies	9.2
Residential REITs	16.3
Retail REITs	12.2
Specialized REITs	10.9

Total	100.0%

At June 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	53.9%
Japanese Yen	10.2
Euro	8.5
Hong Kong Dollar	7.7
British Pound	7.0
All other currencies less than 5%	12.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$2,665	$—	$—	$2,665
Germany	2,562	1,650	—	4,212
Mexico	690	—	—	690
United States	51,915	—	—	51,915
All Other Countries(1)	—	38,238	—	38,238

Total Common Stocks	57,832	39,888	—	97,720

Investment Companies	3,911	—	—	3,911

Total Investments	$61,743	$39,888	$—	$101,631

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,188	$11,677	$9,954	$16	$3,911	3,910,594

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.9%(1)
Argentina - 0.1%
MercadoLibre, Inc.*	352	$215

Australia - 0.3%
Computershare Ltd.	30,363	346
Harvey Norman Holdings Ltd.	67,244	193
Macquarie Group Ltd.	1,376	121
Qantas Airways Ltd.	48,124	183

		843

Austria - 0.1%
ams A.G.*	1,359	54
Raiffeisen Bank International A.G.	5,850	137

		191

Belgium - 0.4%
Galapagos N.V.*	213	27
Galapagos NV*	751	97
Telenet Group Holding N.V.	10,259	572
UCB S.A.	4,649	386

		1,082

Brazil - 0.6%
Banco Bradesco S.A.*	35,300	309
Banco Santander Brasil S.A.	17,900	214
Cia de Saneamento Basico do Estado de Sao Paulo*	25,600	314
Cosan S.A.	19,600	236
Estacio Participacoes S.A.	17,800	136
JBS S.A.	62,600	343
Qualicorp Consultoria e Corretora de Seguros S.A.	39,000	235

		1,787

Canada - 2.6%
Bank of Montreal	6,950	525
CAE, Inc.	15,490	416
Canadian Imperial Bank of Commerce	7,200	566
CGI, Inc.*	10,400	800
Constellation Software, Inc.	843	795
Enerplus Corp.	53,480	403
Fairfax Financial Holdings Ltd.	52	25
Hydro One Ltd.(2)	9,807	171
IGM Financial, Inc.	26,927	769
Magna International, Inc.	3,013	150
Manulife Financial Corp.	16,700	303
Methanex Corp.	9,800	445
Open Text Corp.	17,400	718
Royal Bank of Canada	6,800	540
Sun Life Financial, Inc.	6,100	253
Suncor Energy, Inc.	12,124	378
Toronto-Dominion Bank (The)	4,000	234

		7,491

Chile - 0.3%
Banco Santander Chile ADR	28,454	851

China - 2.9%
Agricultural Bank of China Ltd., Class H	823,000	344
Alibaba Group Holding Ltd. ADR*	2,222	377
Anhui Conch Cement Co. Ltd., Class H	170,500	1,070
ANTA Sports Products Ltd.	21,000	144
Baidu, Inc. ADR*	23,085	2,709
China Communications Services Corp. Ltd., Class H	132,000	103
China Construction Bank Corp., Class H	363,000	312
China Shenhua Energy Co. Ltd., Class H	292,500	611
Maanshan Iron & Steel Co. Ltd., Class H	464,000	184
Ping An Insurance Group Co. of China Ltd., Class H	31,500	379
Sinotruk Hong Kong Ltd.	62,000	107
Tencent Holdings Ltd.ADR	8,062	365
Weichai Power Co. Ltd., Class H	221,000	374
Yangzijiang Shipbuilding Holdings Ltd.	284,800	323
Yanzhou Coal Mining Co. Ltd., Class H	150,000	140
Yum China Holdings, Inc.	14,726	680

		8,222

Colombia - 0.1%
Ecopetrol S.A. ADR	15,129	277

Finland - 0.8%
Neste OYJ	8,460	287
Nokia OYJ	358,117	1,780
Nokian Renkaat OYJ	1,717	54
UPM-Kymmene OYJ	8,391	223

		2,344

France - 2.4%
Atos S.E.	3,359	281
AXA S.A.	5,088	134
Cellectis S.A. ADR*	15,225	237
Cie Generale des Etablissements Michelin S.C.A.	21,319	2,705
Kering S.A.	636	376

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.9%(1) continued
France - 2.4% continued
Klepierre S.A.	8,664	$290
Peugeot S.A.	33,538	827
Safran S.A.	6,278	920
Thales S.A.	7,248	896
TOTAL S.A.	3,936	220

		6,886

Germany - 2.8%
adidas A.G.	1,750	540
Allianz S.E. (Registered)	3,004	724
Beiersdorf A.G.	227	27
Covestro A.G.(2)	5,814	296
Deutsche Boerse A.G.	30,561	4,323
Deutsche Telekom A.G. (Registered)	9,840	170
MTU Aero Engines A.G.	1,039	248
RTL Group S.A.	5,483	281
Telefonica Deutschland Holding A.G.	524,725	1,467

		8,076

Hong Kong - 2.0%
China Mobile Ltd.	326,000	2,967
China Resources Cement Holdings Ltd.	194,000	188
China Unicom Hong Kong Ltd.	278,000	306
CITIC Ltd.	153,000	220
CK Asset Holdings Ltd.	55,500	433
CLP Holdings Ltd.	11,000	121
Galaxy Entertainment Group Ltd.	45,000	304
Hang Seng Bank Ltd.	18,300	455
Li & Fung Ltd.	1,424,000	248
WH Group Ltd.(2)	491,000	500

		5,742

India - 0.1%
Infosys Ltd. ADR	22,221	238

Indonesia - 0.1%
Bank Mandiri Persero Tbk PT	549,600	312
Bukit Asam Tbk PT	456,100	96

		408

Ireland - 1.3%
Allegion PLC	14,400	1,592
ICON PLC*	4,317	665
Medtronic PLC	16,300	1,587

		3,844

Israel - 0.1%
Bank Leumi Le-Israel B.M.	25,799	186
Check Point Software Technologies Ltd.*	2,111	244

		430

Italy - 0.7%
Enel S.p.A.	60,987	426
Italgas S.p.A.	9,266	62
Moncler S.p.A.	9,479	406
Snam S.p.A.	238,779	1,188

		2,082

Japan - 8.7%
AGC, Inc.	13,100	590
Alfresa Holdings Corp.	12,400	307
ASKUL Corp.	1,200	26
Astellas Pharma, Inc.	42,300	604
Bridgestone Corp.	29,500	1,163
Brother Industries Ltd.	5,000	95
Central Japan Railway Co.	1,700	341
Daito Trust Construction Co. Ltd.	4,000	509
Daiwa House Industry Co. Ltd.	6,500	190
FUJIFILM Holdings Corp.	7,100	361
Hoya Corp.	13,700	1,052
ITOCHU Corp.	20,600	394
Japan Tobacco, Inc.	61,400	1,357
Kajima Corp.	13,600	187
KDDI Corp.	6,000	153
Kirin Holdings Co. Ltd.	27,000	583
Mabuchi Motor Co. Ltd.	10,700	367
Marubeni Corp.	64,700	429
Medipal Holdings Corp.	6,100	135
Mitsubishi Chemical Holdings Corp.	39,400	276
Mitsubishi Corp.	27,500	726
Mitsubishi UFJ Financial Group, Inc. ADR	159,000	755
Nexon Co. Ltd.*	11,400	165
Nintendo Co. Ltd.	8,700	3,198
Nippon Telegraph & Telephone Corp.	54,600	2,544
NTT DOCOMO, Inc.	81,100	1,893
Ono Pharmaceutical Co. Ltd.	6,000	108
ORIX Corp.	15,300	229
Secom Co. Ltd.	2,100	181
Shimamura Co. Ltd.	3,800	284
Shionogi & Co. Ltd.	17,200	993
Shizuoka Bank (The) Ltd.	6,600	49

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.9%(1) continued
Japan - 8.7% continued
Sony Corp.	14,100	$737
Sony Corp. ADR	25,400	1,331
Subaru Corp.	47,500	1,157
Sumitomo Chemical Co. Ltd.	68,700	320
Suntory Beverage & Food Ltd.	6,500	282
Suzuki Motor Corp.	5,600	264
Taisei Corp.	8,200	298
Tokio Marine Holdings, Inc.	5,200	261
Tosoh Corp.	5,600	79

		24,973

Mexico - 0.5%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander ADR	39,154	299
Grupo Financiero Banorte S.A.B. de C.V., Series O	102,214	594
Wal-Mart de Mexico S.A.B. de C.V.	254,107	694

		1,587

Netherlands - 2.0%
Koninklijke Ahold Delhaize N.V.	166,726	3,750
NXP Semiconductors N.V.	10,559	1,031
Randstad N.V.	6,019	330
Royal Dutch Shell PLC, Class B	23,383	763

		5,874

Portugal - 0.0%
Jeronimo Martins SGPS S.A.	709	11

Russia - 0.3%
Evraz PLC	37,869	321
MMC Norilsk Nickel PJSC ADR	11,181	254
Mobile TeleSystems PJSC ADR	19,715	183

		758

Singapore - 0.3%
DBS Group Holdings Ltd.	19,600	376
Genting Singapore Ltd.	379,300	258
Singapore Exchange Ltd.	29,700	174

		808

South Africa - 0.5%
Naspers Ltd., Class N	980	238
Nedbank Group Ltd.	7,800	140
Old Mutual Ltd.	119,375	180
Standard Bank Group Ltd.	54,523	762

		1,320

South Korea - 0.9%
Hana Financial Group, Inc.	9,490	308
KB Financial Group, Inc.	3,711	147
KT&G Corp.	1,627	139
Kumho Petrochemical Co. Ltd.	1,856	157
LG Uplus Corp.	44,888	564
Samsung Electronics Co. Ltd.	26,298	1,072
Woori Financial Group, Inc.	13,415	163

		2,550

Spain - 1.3%
Aena S.M.E. S.A.(2)	2,621	520
Banco Bilbao Vizcaya Argentaria S.A. ADR	177,000	984
Endesa S.A.	48,998	1,260
Tecnicas Reunidas S.A.	35,107	903
Telefonica S.A.	22,882	188

		3,855

Sweden - 0.7%
Atlas Copco AB, Class A	17,197	550
Sandvik AB	17,304	318
Spotify Technology S.A.*	2,481	363
Volvo AB, Class B	51,454	816

		2,047

Switzerland - 4.6%
Alcon, Inc.*	20,900	1,297
Chubb Ltd.	8,300	1,222
CRISPR Therapeutics A.G.*	13,496	636
Kuehne + Nagel International A.G. (Registered)	2,607	387
Nestle S.A. (Registered)	6,252	647
Novartis A.G. (Registered)	3,778	345
Novartis A.G. ADR	15,000	1,370
Partners Group Holding A.G.	449	353
Roche Holding A.G. (Genusschein)	17,251	4,854
SGS S.A. (Registered)	23	59
Swiss Life Holding A.G. (Registered)	911	451
Swisscom A.G. (Registered)	3,061	1,537
UBS Group A.G. (Registered)*	11,279	134

		13,292

Taiwan - 0.5%
Feng TAY Enterprise Co. Ltd.	25,000	195
Formosa Petrochemical Corp.	63,000	224
Globalwafers Co. Ltd.	28,000	285

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.9%(1) continued
Taiwan - 0.5% continued
Realtek Semiconductor Corp.	53,000	$392
Uni-President Enterprises Corp.	114,000	304

		1,400

Thailand - 0.4%
Fabrinet*	1,321	66
Kasikornbank PCL NVDR	92,700	568
PTT Global Chemical PCL (Registered)	86,300	180
PTT PCL (Registered)	280,100	445

		1,259

Turkey - 0.2%
Eregli Demir ve Celik Fabrikalari T.A.S.	118,192	160
Turkiye Is Bankasi A.S., Class C*	304,938	319

		479

United Arab Emirates - 0.0%
Dubai Financial Market PJSC*	326,356	63

United Kingdom - 5.0%
3i Group PLC	90,854	1,287
Barratt Developments PLC	22,303	162
Burberry Group PLC	8,545	203
Fiat Chrysler Automobiles N.V.	18,998	264
GlaxoSmithKline PLC	168,566	3,374
Kingfisher PLC	16,464	45
Linde PLC	4,181	840
Lloyds Banking Group PLC	711,785	513
National Grid PLC	45,446	483
Persimmon PLC	23,790	603
Reckitt Benckiser Group PLC	9,982	789
RELX PLC	18,051	439
Rio Tinto Ltd.	10,279	750
Smith & Nephew PLC	29,745	645
Taylor Wimpey PLC	131,350	263
Tesco PLC	58,704	169
Unilever N.V. - CVA	12,189	743
Unilever N.V. (Registered)	45,027	2,734

		14,306

United States - 50.3%
Acadia Healthcare Co., Inc.*	25,200	881
Activision Blizzard, Inc.	4,225	199
Adobe, Inc.*	14,556	4,289
Agilent Technologies, Inc.	5,363	400
Air Lease Corp.	7,383	305
Akamai Technologies, Inc.*	5,081	407
Albemarle Corp.	3,528	248
Allegheny Technologies, Inc.*	12,120	305
Allegiant Travel Co.	1,480	212
Allergan PLC	2,561	429
Alphabet, Inc., Class C*	1,797	1,942
Amazon.com, Inc.*	618	1,170
American Eagle Outfitters, Inc.	13,685	231
American Tower Corp.	14,788	3,023
Americold Realty Trust	24,367	790
Ameriprise Financial, Inc.	10,400	1,510
AmerisourceBergen Corp.	3,219	274
Amgen, Inc.	9,100	1,677
ANSYS, Inc.*	11,370	2,329
Apergy Corp.*	6,360	213
Apple, Inc.	6,738	1,334
Applied Materials, Inc.	9,765	439
Arrow Electronics, Inc.*	3,378	241
Atlantic Union Bankshares Corp.	12,370	437
Autodesk, Inc.*	3,652	595
Avista Corp.	7,880	351
Axis Capital Holdings Ltd.	7,710	460
Bank of America Corp.	68,200	1,978
Bausch Health Cos., Inc.*	6,600	167
Berkshire Hathaway, Inc., Class B*	9,664	2,060
Bio-Rad Laboratories, Inc., Class A*	1,173	367
Black Knight, Inc.*	6,563	395
Bluebird Bio, Inc.*	1,272	162
BOK Financial Corp.	13,909	1,050
Booking Holdings, Inc.*	489	917
BorgWarner, Inc.	6,201	260
Boston Properties, Inc.	1,526	197
Bristol-Myers Squibb Co.	3,518	160
Cabot Corp.	2,752	131
Capital One Financial Corp.	14,900	1,352
CarMax, Inc.*	5,324	462
Carnival PLC	4,371	195
CBRE Group, Inc., Class A*	10,506	539
CenterPoint Energy, Inc.	10,890	312
Cimarex Energy Co.	2,840	169
Coca-Cola (The) Co.	32,500	1,655
Comfort Systems USA, Inc.	4,320	220
Commerce Bancshares, Inc.	15,000	895
Continental Resources, Inc.*	7,727	325
Corporate Office Properties Trust	11,500	303
CSX Corp.	5,575	431

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.9%(1) continued
United States - 50.3% continued
Cullen/Frost Bankers, Inc.	8,900	$834
Cummins, Inc.	2,231	382
CVR Energy, Inc.	4,820	241
CyrusOne, Inc.	5,875	339
D.R. Horton, Inc.	11,009	475
Danaher Corp.	16,000	2,287
Darden Restaurants, Inc.	3,528	429
DENTSPLY SIRONA, Inc.	4,057	237
Dolby Laboratories, Inc., Class A	4,300	278
Dover Corp.	3,343	335
East West Bancorp, Inc.	22,400	1,048
Eastman Chemical Co.	3,899	303
Eaton Vance Corp.	5,936	256
eBay, Inc.	8,700	344
Ecolab, Inc.	7,976	1,575
Editas Medicine, Inc.*	30,085	744
Ensign Group (The), Inc.	8,679	494
Equity LifeStyle Properties, Inc.	7,500	910
Eventbrite, Inc., Class A*	9,096	147
Evercore, Inc., Class A	3,530	313
Everest Re Group Ltd.	1,504	372
Expedia Group, Inc.	2,630	350
Facebook, Inc., Class A*	7,795	1,504
First Republic Bank	10,750	1,050
Flowers Foods, Inc.	16,665	388
FNB Corp.	34,279	403
Fortive Corp.	11,150	909
Forward Air Corp.	3,830	227
Gaming and Leisure Properties, Inc.	6,663	260
General Dynamics Corp.	9,861	1,793
Genpact Ltd.	5,954	227
Glacier Bancorp, Inc.	8,608	349
Global Payments, Inc.	4,816	771
Graham Holdings Co., Class B	305	210
Halliburton Co.	35,000	796
Hanover Insurance Group (The), Inc.	1,850	237
Home Depot (The), Inc.	7,400	1,539
Honeywell International, Inc.	10,001	1,746
Houlihan Lokey, Inc.	6,386	284
Huntsman Corp.	13,700	280
Illumina, Inc.*	2,483	914
Independent Bank Corp.	6,065	462
Intellia Therapeutics, Inc.*	47,246	773
Intercontinental Exchange, Inc.	7,542	648
InterDigital, Inc.	7,165	461
Intuit, Inc.	8,834	2,309
Investors Bancorp, Inc.	40,776	455
Invitae Corp.*	14,383	338
Invitation Homes, Inc.	16,640	445
ITT, Inc.	6,200	406
John Wiley & Sons, Inc., Class A	6,320	290
Johnson & Johnson	9,327	1,299
Johnson Controls International PLC	36,000	1,487
JPMorgan Chase & Co.	11,300	1,263
Kansas City Southern	3,970	484
KeyCorp	16,011	284
Keysight Technologies, Inc.*	7,048	633
Laboratory Corp. of America Holdings*	1,852	320
LendingTree, Inc.*	763	320
Lennar Corp., Class A	26,000	1,260
Liberty Oilfield Services, Inc., Class A	13,110	212
Markel Corp.*	1,907	2,078
Martin Marietta Materials, Inc.	6,700	1,542
Masco Corp.	10,312	405
MAXIMUS, Inc.	3,010	218
MDC Holdings, Inc.	9,487	311
MDU Resources Group, Inc.	8,450	218
Mettler-Toledo International, Inc.*	1,184	995
Microchip Technology, Inc.	30,837	2,674
Microsoft Corp.	19,500	2,612
Moody’s Corp.	6,093	1,190
NanoString Technologies, Inc.*	10,135	308
National Fuel Gas Co.	4,935	260
Netflix, Inc.*	784	288
Newmont Goldcorp Corp.	8,570	330
Nutanix, Inc., Class A*	6,797	176
NVIDIA Corp.	4,647	763
Oracle Corp.	25,840	1,472
O’Reilly Automotive, Inc.*	1,947	719
Oshkosh Corp.	25,985	2,169
Outfront Media, Inc.	12,760	329
Packaging Corp. of America	3,016	287
Parker-Hannifin Corp.	8,300	1,411
PayPal Holdings, Inc.*	17,300	1,980
PepsiCo, Inc.	7,486	982
Phibro Animal Health Corp., Class A	10,901	346
Philip Morris International, Inc.	29,337	2,304

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.9%(1) continued
United States - 50.3% continued
Phillips 66	16,300	$1,525
Physicians Realty Trust	12,120	211
Pioneer Natural Resources Co.	6,800	1,046
PPG Industries, Inc.	13,500	1,576
Primoris Services Corp.	22,405	469
Progressive (The) Corp.	7,030	562
Proto Labs, Inc.*	2,838	329
Radian Group, Inc.	19,305	441
Raymond James Financial, Inc.	5,195	439
Reinsurance Group of America, Inc.	4,767	744
RenaissanceRe Holdings Ltd.	1,905	339
Republic Services, Inc.	7,683	666
Roper Technologies, Inc.	4,053	1,484
Rubius Therapeutics, Inc.*	12,369	195
salesforce.com, Inc.*	2,651	402
Scotts Miracle-Gro (The) Co.	2,769	273
Sealed Air Corp.	7,313	313
Sensata Technologies Holding PLC*	21,401	1,049
Seres Therapeutics, Inc.*	29,720	96
Six Flags Entertainment Corp.	7,630	379
SLM Corp.	21,420	208
Snap-on, Inc.	2,540	421
Solaris Oilfield Infrastructure, Inc., Class A	28,650	429
Southwest Gas Holdings, Inc.	4,910	440
Splunk, Inc.*	3,330	419
Square, Inc., Class A*	13,486	978
STAG Industrial, Inc.	12,400	375
Stericycle, Inc.*	4,913	235
Stifel Financial Corp.	4,851	287
Stratasys Ltd.*	36,249	1,065
Sun Communities, Inc.	11,530	1,478
Syneos Health, Inc.*	6,148	314
Synopsys, Inc.*	4,463	574
T. Rowe Price Group, Inc.	3,090	339
Teladoc Health, Inc.*	3,843	255
Teleflex, Inc.	4,899	1,622
Tenaris S.A. ADR	16,143	425
Teradyne, Inc.	7,629	366
Ternium S.A. ADR	12,989	291
Tesla, Inc.*	6,267	1,400
TJX (The) Cos., Inc.	10,797	571
Total System Services, Inc.	2,717	349
TransDigm Group, Inc.*	2,576	1,246
TTEC Holdings, Inc.	13,606	634
Twitter, Inc.*	55,087	1,923
Tyson Foods, Inc., Class A	19,000	1,534
Umpqua Holdings Corp.	13,110	217
US Bancorp	18,598	975
Viacom, Inc., Class B	14,940	446
VICI Properties, Inc.	18,820	415
Visa, Inc., Class A	7,823	1,358
Vistra Energy Corp.	16,870	382
Walgreens Boots Alliance, Inc.	17,700	968
Warrior Met Coal, Inc.	15,250	398
WEC Energy Group, Inc.	5,116	427
Woodward, Inc.	4,551	515
Xilinx, Inc.	7,787	918
Zillow Group, Inc., Class C*	10,570	490

		144,714

Total Common Stocks (Cost $262,680)		270,305

PREFERRED STOCKS - 0.1%(1)
Spain - 0.1%
Grifols S.A. ADR,
1.66%(3)	17,600	371

Total Preferred Stocks (Cost $367)		371

INVESTMENT COMPANIES - 5.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(4) (5)	15,426,096	15,426

Total Investment Companies (Cost $15,426)		15,426

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
2.35%, 7/18/19(6) (7)	$235	$235

Total Short-Term Investments (Cost $235)		235

Total Investments - 99.5% (Cost $278,708)		286,337

Other Assets less Liabilities - 0.5%		1,544

NET ASSETS - 100.0%		$287,881

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2019 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
JPMorgan Chase	Euro	345	Australian Dollar	561	9/12/19	$—	*
JPMorgan Chase	Euro	398	Canadian Dollar	605	9/12/19	7
JPMorgan Chase	Euro	150	Israeli Shekel	612	9/12/19	—	*
JPMorgan Chase	Euro	30	New Zealand Dollar	50	9/12/19	—	*
JPMorgan Chase	Euro	159	Norwegian Krone	1,569	9/12/19	3
JPMorgan Chase	Euro	98	Singapore Dollar	152	9/12/19	—	*
JPMorgan Chase	Euro	590	Swedish Krona	6,274	9/12/19	4
JPMorgan Chase	Euro	334	United States Dollar	382	9/12/19	1
JPMorgan Chase	United States Dollar	2,102	Australian Dollar	3,007	9/12/19	14
JPMorgan Chase	United States Dollar	1,399	Canadian Dollar	1,866	9/12/19	28
JPMorgan Chase	United States Dollar	382	Euro	336	9/12/19	2
JPMorgan Chase	United States Dollar	95	Norwegian Krone	821	9/12/19	2
JPMorgan Chase	United States Dollar	332	Singapore Dollar	453	9/12/19	3
JPMorgan Chase	United States Dollar	213	Swedish Krona	1,989	9/12/19	2

Subtotal Appreciation						66

JPMorgan Chase	Chinese Yuan Renminbi	7,736	United States Dollar	1,116	9/12/19	(10)
JPMorgan Chase	Euro	1,570	British Pound	1,400	9/12/19	(13)

Subtotal Depreciation						(23)

Total						$43

*	Amounts round to less than a thousand.

At June 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	16	$2,355	Long	9/19	$41
MSCI EAFE Index	16	1,539	Long	9/19	36
MSCI Emerging Markets Index	11	579	Long	9/19	20

Total					$97

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	9.9%
Consumer Discretionary	9.5
Consumer Staples	7.9
Energy	3.8
Financials	17.9
Health Care	13.1
Industrials	11.5
Information Technology	14.9
Materials	5.0
Real Estate	4.1
Utilities	2.4

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

At June 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	62.4%
Euro	10.5
Japanese Yen	8.5
All other currencies less than 5%	18.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$215	$—	$—	$215
Belgium	27	1,055	—	1,082
Brazil	1,787	—	—	1,787
Canada	7,491	—	—	7,491
Chile	851	—	—	851
China	4,131	4,091	—	8,222
Colombia	277	—	—	277
France	237	6,649	—	6,886
Germany	4,323	3,753	—	8,076
India	238	—	—	238
Ireland	3,844	—	—	3,844
Israel	244	186	—	430
Italy	406	1,676	—	2,082
Japan	2,086	22,887	—	24,973
Mexico	1,587	—	—	1,587
Netherlands	1,031	4,843	—	5,874
Russia	183	575	—	758
Spain	984	2,871	—	3,855
Sweden	363	1,684	—	2,047
Switzerland	4,525	8,767	—	13,292
Thailand	634	625	—	1,259
United Kingdom	3,574	10,732	—	14,306
United States	144,519	195	—	144,714
All Other Countries(1)	—	16,159	—	16,159

Total Common Stocks	183,557	86,748	—	270,305

Preferred Stocks(1)	371	—	—	371
Investment Companies	15,426	—	—	15,426
Short-Term Investments	—	235	—	235

Total Investments	$199,354	$86,983	$—	$286,337

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$66	$—	$66
Futures Contracts	97	—	—	97
Liabilities
Forward Foreign Currency Exchange Contracts	—	(23)	—	(23)

Total Other Financial Instruments	$97	$43	$—	$140

(1)	Classifications as defined in the Schedule of Investments.

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$9,177	$57,980	$51,731	$67	$15,426	15,426,096

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 0.0%
United States - 0.0%
CEDC Finance Corp. International, Inc.,
10.00%, 12/31/22(2)	$85	$73

Total Corporate Bonds (Cost $83)		73

FOREIGN ISSUER BONDS - 93.6%
Angola - 0.9%
Angolan Government International Bond,
9.50%, 11/12/25	650	747
9.38%, 5/8/48	605	669

		1,416

Argentina - 3.0%
Argentina Bonar Bonds,
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%),
53.25%, 3/1/20 (ARS)(3)	476	11
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.00%),
50.43%, 4/3/22 (ARS)(3)	5,194	105
Argentina POM Politica Monetaria,
(Floating, Argentina Blended Historical Policy Rate + 0.00%),
63.21%, 6/21/20 (ARS)(3)	40,429	927
Argentina Treasury Bill,
0.00%, 7/31/20 (ARS)(4)	4,435	102
Argentine Republic Government International Bond,
6.88%, 4/22/21	150	132
7.50%, 4/22/26	155	131
6.88%, 1/26/27	595	479
5.88%, 1/11/28	196	150
8.28%, 12/31/33	140	116
(Step to 5.25% on 3/31/29),
3.75%, 12/31/38(5)	785	460
7.63%, 4/22/46	850	675
6.88%, 1/11/48	494	367
Autonomous City of Buenos Aires Argentina,
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%),
51.68%, 3/29/24 (ARS)(3)	3,021	58
Provincia de Buenos Aires,
6.50%, 2/15/23	450	378
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.75%),
54.50%, 4/12/25 (ARS)(2) (3)	3,548	66
Provincia de Cordoba,
7.13%, 6/10/21	450	392
YPF S.A.,
8.75%, 4/4/24	250	254

		4,803

Azerbaijan - 0.9%
Republic of Azerbaijan International Bond,
4.75%, 3/18/24	500	527
3.50%, 9/1/32	362	342
Southern Gas Corridor CJSC,
6.88%, 3/24/26	200	232
State Oil Co. of the Azerbaijan Republic,
6.95%, 3/18/30	200	237

		1,338

Bahamas - 0.2%
Bahamas Government International Bond,
6.00%, 11/21/28	343	372

Bahrain - 0.4%
Bahrain Government International Bond,
6.13%, 7/5/22	200	211
7.00%, 10/12/28	200	216
7.50%, 9/20/47	200	212

		639

Belarus - 0.4%
Republic of Belarus International Bond,
6.88%, 2/28/23	240	259
7.63%, 6/29/27	200	228
6.20%, 2/28/30	200	215

		702

Bermuda - 0.5%
Digicel Group One Ltd.,
8.25%, 12/30/22	754	422
Digicel Group Two Ltd.,
8.25%, 9/30/22(2)	711	157
9.13%, (100% Cash), 4/1/24(6)	402	84
Digicel Ltd.,
6.00%, 4/15/21	230	175

		838

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 93.6% continued
Brazil - 7.7%
Banco do Brasil S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.40%),
6.25%, 4/15/24(7) (8)	$310	$296
Brazil Letras do Tesouro Nacional,
0.00%, 7/1/21 (BRL)(4)	1,029	238
0.00%, 1/1/22 (BRL)(4)	2,800	626
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/21 (BRL)	8,074	2,219
10.00%, 1/1/23 (BRL)	1,914	549
10.00%, 1/1/25 (BRL)	4,186	1,232
10.00%, 1/1/27 (BRL)	11,412	3,414
10.00%, 1/1/29 (BRL)	4,416	1,343
Brazilian Government International Bond,
4.25%, 1/7/25	220	232
4.63%, 1/13/28	200	210
8.25%, 1/20/34	40	53
7.13%, 1/20/37	50	62
5.00%, 1/27/45	600	594
Oi S.A.,
10.00%, 7/27/25(6)	210	218
Samarco Mineracao S.A.,
4.13%, 11/1/22(9)	400	306
5.75%, 10/24/23(9)	400	320
5.38%, 9/26/24(9)	300	240

		12,152

Chile - 2.2%
Bonos de la Tesoreria de la Republica,
1.50%, 3/1/21 (CLP)	1	42
1.50%, 3/1/26 (CLP)	7	285
2.00%, 3/1/35 (CLP)	3	145
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/21 (CLP)	420,000	640
4.00%, 3/1/23 (CLP)(2)	235,000	362
4.50%, 3/1/26 (CLP)	650,000	1,040
5.00%, 3/1/35 (CLP)	185,000	322
Corp. Nacional del Cobre de Chile,
5.63%, 10/18/43	200	248
4.88%, 11/4/44	200	229
4.38%, 2/5/49	220	234

		3,547

China - 1.2%
Amber Circle Funding Ltd.,
3.25%, 12/4/22	200	203
China Evergrande Group,
7.50%, 6/28/23	450	404
10.50%, 4/11/24	250	242
8.75%, 6/28/25	200	178
Kaisa Group Holdings Ltd.,
8.50%, 6/30/22	215	205
9.38%, 6/30/24	270	246
Sinochem Overseas Capital Co. Ltd.,
4.50%, 11/12/20	100	103
Sunac China Holdings Ltd.,
7.95%, 10/11/23	245	247

		1,828

Colombia - 5.0%
Colombia Government International Bond,
4.00%, 2/26/24	400	419
8.13%, 5/21/24	115	141
6.13%, 1/18/41	165	204
5.63%, 2/26/44	200	236
5.00%, 6/15/45	1,050	1,161
Colombian TES,
7.00%, 5/4/22 (COP)	2,316,800	762
4.75%, 2/23/23 (COP)	6,376	584
10.00%, 7/24/24 (COP)	6,372,300	2,405
6.25%, 11/26/25 (COP)	182,800	59
7.50%, 8/26/26 (COP)	890,700	308
6.00%, 4/28/28 (COP)	2,714,100	849
7.75%, 9/18/30 (COP)	1,483,800	522
7.25%, 10/18/34 (COP)	232,800	79
Empresas Publicas de Medellin ESP,
8.38%, 11/8/27 (COP)	693,000	226

		7,955

Costa Rica - 1.4%
Banco Nacional de Costa Rica,
6.25%, 11/1/23	200	210
Costa Rica Government International Bond,
4.83%, 5/27/20(10)	200	200
5.52%, 11/10/21	700	691
5.75%, 11/20/24	650	612
6.44%, 11/21/29(10)	480	446

		2,159

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 93.6% continued
Croatia - 1.1%
Croatia Government International Bond,
6.63%, 7/14/20	$100	$104
6.38%, 3/24/21	950	1,010
5.50%, 4/4/23	200	222
6.00%, 1/26/24	400	459

		1,795

Czech Republic - 1.1%
Czech Republic Government Bond,
1.54%, 2/10/20 (CZK)	17,000	754
0.45%, 10/25/23 (CZK)	22,000	945

		1,699

Dominican Republic - 2.1%
Dominican Republic International Bond,
7.50%, 5/6/21	80	84
5.88%, 4/18/24	100	107
5.50%, 1/27/25	680	724
6.88%, 1/29/26	230	260
9.75%, 6/5/26 (DOP)(2)	32,700	658
5.95%, 1/25/27	380	410
7.45%, 4/30/44	190	220
6.85%, 1/27/45	800	877

		3,340

Ecuador - 2.9%
Ecuador Government International Bond,
10.50%, 3/24/20	200	209
10.75%, 3/28/22	695	783
8.75%, 6/2/23	400	438
7.95%, 6/20/24	816	858
9.65%, 12/13/26	600	651
9.63%, 6/2/27	200	216
8.88%, 10/23/27	343	358
7.88%, 1/23/28	678	673
10.75%, 1/31/29	414	464

		4,650

Egypt - 1.5%
Egypt Government International Bond,
7.50%, 1/31/27	600	642
6.59%, 2/21/28	200	202
7.60%, 3/1/29	200	211
8.50%, 1/31/47	800	850
Egypt Treasury Bills,
0.00%, 7/16/19 (EGP)(4)	1,825	109
0.00%, 7/30/19 (EGP)(4)	925	55
0.00%, 8/13/19 (EGP)(4)	1,325	79
0.00%, 10/22/19 (EGP)(4)	4,275	245

		2,393

El Salvador - 0.4%
El Salvador Government International Bond,
5.88%, 1/30/25	93	93
6.38%, 1/18/27	85	85
8.63%, 2/28/29	130	148
8.25%, 4/10/32	65	72
7.65%, 6/15/35	30	31
7.63%, 2/1/41	150	158

		587

Gabon - 0.1%
Gabon Government International Bond,
6.38%, 12/12/24	200	199

Georgia - 0.1%
Georgia Government International Bond,
6.88%, 4/12/21	200	211

Ghana - 0.9%
Ghana Government International Bond,
7.88%, 8/7/23	300	326
7.88%, 3/26/27	200	211
7.63%, 5/16/29	200	204
10.75%, 10/14/30	200	253
8.13%, 3/26/32	200	204
8.63%, 6/16/49	200	202

		1,400

Hungary - 1.8%
Hungary Government Bond,
7.00%, 6/24/22 (HUF)	36,730	153
3.00%, 6/26/24 (HUF)	67,650	256
5.50%, 6/24/25 (HUF)	73,690	314
3.00%, 10/27/27 (HUF)	128,000	478
6.75%, 10/22/28 (HUF)	21,730	104
Hungary Government International Bond,
5.38%, 2/21/23	230	253
5.75%, 11/22/23	1,010	1,146
5.38%, 3/25/24	116	131
7.63%, 3/29/41	38	61

		2,896

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 93.6% continued
India - 1.0%
Export-Import Bank of India,
4.00%, 1/14/23	$200	$207
India Government Bond,
7.37%, 4/16/23 (INR)	27,950	416
7.35%, 6/22/24 (INR)	10,000	148
7.72%, 5/25/25 (INR)	11,000	166
7.59%, 1/11/26 (INR)	10,000	149
7.17%, 1/8/28 (INR)	30,000	441

		1,527

Indonesia - 8.3%
Indonesia Government International Bond,
3.75%, 4/25/22	200	205
8.50%, 10/12/35	100	151
6.63%, 2/17/37	650	847
7.75%, 1/17/38	100	145
5.25%, 1/17/42	670	765
5.13%, 1/15/45	200	225
5.95%, 1/8/46	200	250
Indonesia Treasury Bond,
11.50%, 9/15/19 (IDR)	6,300,000	453
5.63%, 5/15/23 (IDR)	5,284,000	358
8.38%, 3/15/24 (IDR)	8,965,000	670
8.38%, 9/15/26 (IDR)	16,620,000	1,252
7.00%, 5/15/27 (IDR)	3,981,000	276
6.13%, 5/15/28 (IDR)	5,191,000	339
9.00%, 3/15/29 (IDR)	10,251,000	803
8.25%, 5/15/29 (IDR)	2,816,000	212
10.50%, 8/15/30 (IDR)	2,813,000	243
8.75%, 5/15/31 (IDR)	12,743,000	982
9.50%, 7/15/31 (IDR)	11,312,000	915
7.50%, 8/15/32 (IDR)	1,775,000	122
6.63%, 5/15/33 (IDR)	2,705,000	175
8.38%, 3/15/34 (IDR)	4,206,000	317
8.25%, 5/15/36 (IDR)	20,145,000	1,506
7.50%, 5/15/38 (IDR)	1,437,000	98
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	200	212
6.15%, 5/21/48	200	238
Perusahaan Penerbit SBSN Indonesia III,
4.33%, 5/28/25	600	636
4.55%, 3/29/26	200	214
4.40%, 3/1/28	450	480

		13,089

Iraq - 0.4%
Iraq International Bond,
6.75%, 3/9/23(2)	550	565

Ireland - 0.1%
SCF Capital Designated Activity Co.,
5.38%, 6/16/23	200	208

Ivory Coast - 0.6%
Ivory Coast Government International Bond,
5.38%, 7/23/24	500	506
5.75%, 12/31/32	449	437

		943

Jamaica - 0.2%
Jamaica Government International Bond,
7.88%, 7/28/45	200	248

Kazakhstan - 0.6%
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22	200	203
Kazakhstan Government International Bond,
4.88%, 10/14/44	200	231
6.50%, 7/21/45	400	555

		989

Kenya - 0.4%
Kenya Government International Bond,
6.88%, 6/24/24	239	255
8.25%, 2/28/48	419	437

		692

Lebanon - 1.0%
Lebanon Government International Bond,
5.45%, 11/28/19	121	120
6.38%, 3/9/20	92	90
8.25%, 4/12/21	348	329
6.10%, 10/4/22	334	285
6.00%, 1/27/23	211	178
6.60%, 11/27/26	77	61
6.85%, 3/23/27	105	83
6.65%, 2/26/30	177	137
7.00%, 3/23/32	123	97
7.25%, 3/23/37	160	124

		1,504

Malaysia - 1.4%
Malaysia Government Bond,
4.38%, 11/29/19 (MYR)	530	129
3.88%, 3/10/22 (MYR)	2,157	529

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 93.6% continued
Malaysia - 1.4% continued
3.80%, 9/30/22 (MYR)	$1,821	$446
3.73%, 6/15/28 (MYR)	1,400	341
4.50%, 4/15/30 (MYR)	1,758	454
4.23%, 6/30/31 (MYR)	184	46
3.84%, 4/15/33 (MYR)	21	5
4.64%, 11/7/33 (MYR)	695	181
Petronas Capital Ltd.,
7.88%, 5/22/22	100	115

		2,246

Mexico - 7.5%
Comision Federal de Electricidad,
8.18%, 12/23/27 (MXN)	2,060	96
Mexican Bonos,
8.00%, 12/7/23 (MXN)	6,560	349
10.00%, 12/5/24 (MXN)	74,706	4,345
7.50%, 6/3/27 (MXN)	31,690	1,649
8.50%, 5/31/29 (MXN)	16,240	900
7.75%, 5/29/31 (MXN)	7,950	419
7.75%, 11/13/42 (MXN)	18,200	941
Mexico Government International Bond,
4.13%, 1/21/26	1,025	1,076
6.05%, 1/11/40	40	48
4.75%, 3/8/44	80	84
5.55%, 1/21/45	70	82
5.75%, 10/12/10(11)	588	644
Petroleos Mexicanos,
6.00%, 3/5/20	20	20
7.19%, 9/12/24 (MXN)	3,090	134
6.88%, 8/4/26	150	152
6.50%, 6/2/41	90	80
5.50%, 6/27/44	40	32
6.38%, 1/23/45	40	35
5.63%, 1/23/46	356	288
6.75%, 9/21/47	430	384
6.35%, 2/12/48	159	137

		11,895

Mongolia - 0.2%
Development Bank of Mongolia LLC,
7.25%, 10/23/23	200	209
Mongolian Mining Corp.,
2.37%, 10/1/19(6) (8)	60	32

		241

Morocco - 0.1%
Morocco Government International Bond,
4.25%, 12/11/22	210	220

Netherlands - 0.7%
Kazakhstan Temir Zholy Finance B.V.,
6.95%, 7/10/42	200	249
Metinvest B.V.,
7.75%, 4/23/23	280	290
8.50%, 4/23/26	590	615

		1,154

Nigeria - 0.8%
Nigeria Government International Bond,
0.00%, 1/16/20 (NGN)(4) (10)	128,000	332
0.00%, 2/20/20 (NGN)(4) (10)	97,000	248
7.63%, 11/21/25	297	325
6.50%, 11/28/27	200	201
9.25%, 1/21/49	200	227

		1,333

Oman - 0.5%
Oman Government International Bond,
6.50%, 3/8/47	474	411
6.75%, 1/17/48	410	363

		774

Pakistan - 0.6%
Pakistan Government International Bond,
8.25%, 4/15/24	200	219
8.25%, 9/30/25	200	220
6.88%, 12/5/27	281	284
Second Pakistan International Sukuk (The) Co. Ltd.,
6.75%, 12/3/19	200	202

		925

Panama - 1.2%
Panama Government International Bond,
8.88%, 9/30/27	799	1,133
9.38%, 4/1/29	73	109
6.70%, 1/26/36	94	128
4.50%, 4/16/50	209	235
4.30%, 4/29/53	200	220

		1,825

Papua New Guinea - 0.1%
Papua New Guinea Government International Bond,
8.38%, 10/4/28	200	213

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 93.6% continued
Paraguay - 0.4%
Paraguay Government International Bond,
4.70%, 3/27/27	$400	$434
5.40%, 3/30/50	200	223

		657

Peru - 2.5%
Banco de Credito del Peru,
4.85%, 10/30/20 (PEN)	378	116
Fondo MIVIVIENDA S.A.,
7.00%, 2/14/24 (PEN)	279	92
Peru Government Bond,
5.94%, 2/12/29 (PEN)	418	138
6.15%, 8/12/32 (PEN)	3,955	1,319
5.40%, 8/12/34 (PEN)	69	21
Peruvian Government International Bond,
7.35%, 7/21/25	218	278
8.20%, 8/12/26 (PEN)	500	189
6.95%, 8/12/31 (PEN)	2,421	863
8.75%, 11/21/33	180	291
6.90%, 8/12/37 (PEN)	1,051	373
5.63%, 11/18/50	233	321

		4,001

Philippines - 0.7%
Philippine Government International Bond,
4.95%, 1/15/21 (PHP)	17,000	333
10.63%, 3/16/25	63	90
9.50%, 2/2/30	134	215
7.75%, 1/14/31	100	147
6.38%, 10/23/34	100	139
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/2/24	100	122

		1,046

Poland - 2.9%
Republic of Poland Government Bond,
5.25%, 10/25/20 (PLN)	5,000	1,406
2.50%, 1/25/23 (PLN)	2,850	781
3.25%, 7/25/25 (PLN)	741	211
2.50%, 7/25/26 (PLN)	2,685	733
2.50%, 7/25/27 (PLN)	4,266	1,157
2.75%, 4/25/28 (PLN)	390	108
Republic of Poland Government International Bond,
3.00%, 3/17/23	200	206

		4,602

Qatar - 1.4%
Qatar Government International Bond,
3.88%, 4/23/23	200	210
4.50%, 4/23/28	468	524
5.10%, 4/23/48	666	795
4.82%, 3/14/49	622	715

		2,244

Romania - 0.5%
Romania Government Bond,
5.80%, 7/26/27 (RON)	400	104
Romanian Government International Bond,
4.38%, 8/22/23	220	233
6.13%, 1/22/44	24	31
5.13%, 6/15/48	336	377

		745

Russia - 4.3%
Russian Federal Bond - OFZ,
7.50%, 8/18/21 (RUB)	43,767	699
7.00%, 8/16/23 (RUB)	62,351	979
6.50%, 2/28/24 (RUB)	7,132	110
7.75%, 9/16/26 (RUB)	45,243	735
7.95%, 10/7/26 (RUB)	20,500	338
8.15%, 2/3/27 (RUB)	32,103	534
7.05%, 1/19/28 (RUB)	15,340	239
6.90%, 5/23/29 (RUB)	22,000	339
7.65%, 4/10/30 (RUB)	26,000	422
8.50%, 9/17/31 (RUB)	14,231	246
7.70%, 3/23/33 (RUB)	29,353	476
Russian Foreign Bond - Eurobond,
4.88%, 9/16/23	400	429
4.75%, 5/27/26	200	213
4.38%, 3/21/29	200	208
5.10%, 3/28/35	600	653
5.25%, 6/23/47	200	221

		6,841

Saudi Arabia - 0.3%
Saudi Arabian Oil Co.,
4.25%, 4/16/39(2)	200	203

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 93.6% continued
Saudi Arabia - 0.3% continued
Saudi Government International Bond,
5.25%, 1/16/50	$200	$228

		431

Senegal - 0.1%
Senegal Government International Bond,
6.25%, 5/23/33	200	194

Serbia - 0.5%
Serbia International Bond,
7.25%, 9/28/21	700	768

South Africa - 5.4%
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25	200	210
Republic of South Africa Government Bond,
10.50%, 12/21/26 (ZAR)	14,537	1,167
8.00%, 1/31/30 (ZAR)	12,939	868
7.00%, 2/28/31 (ZAR)	12,567	765
8.25%, 3/31/32 (ZAR)	8,035	532
8.88%, 2/28/35 (ZAR)	5,260	357
6.25%, 3/31/36 (ZAR)	7,789	408
8.50%, 1/31/37 (ZAR)	13,748	892
6.50%, 2/28/41 (ZAR)	1,752	89
8.75%, 1/31/44 (ZAR)	7,070	458
8.75%, 2/28/48 (ZAR)	19,674	1,260
Republic of South Africa Government International Bond,
5.88%, 5/30/22(2)	100	107
4.88%, 4/14/26	200	207
4.85%, 9/27/27	440	454
4.30%, 10/12/28	340	334
5.00%, 10/12/46	200	193
5.65%, 9/27/47	200	205

		8,506

Sri Lanka - 0.8%
Sri Lanka Government International Bond,
6.75%, 4/18/28	1,071	1,036
7.85%, 3/14/29	200	207

		1,243

Supranational - 0.4%
International Bank for Reconstruction & Development,
12.50%, 5/20/21(10)	550	572

Tajikistan - 0.1%
Republic of Tajikistan International Bond,
7.13%, 9/14/27	230	218

Thailand - 2.9%
Thailand Government Bond,
1.20%, 7/14/21 (THB)	7,600	270
1.88%, 6/17/22 (THB)	16,119	527
2.00%, 12/17/22 (THB)(12)	7	—
3.63%, 6/16/23 (THB)	6,494	226
2.40%, 12/17/23 (THB)	35,594	1,189
2.13%, 12/17/26 (THB)	2,773	91
2.88%, 12/17/28 (THB)	2,607	91
3.65%, 6/20/31 (THB)	2,423	91
3.78%, 6/25/32 (THB)	21,029	795
3.40%, 6/17/36 (THB)	12,310	458
3.30%, 6/17/38 (THB)	21,674	797
2.88%, 6/17/46 (THB)	243	8
3.60%, 6/17/67 (THB)	2,480	88

		4,631

Tunisia - 0.4%
Banque Centrale de Tunisie International Bond,
5.75%, 1/30/25	695	649

Turkey - 2.6%
Turkey Government Bond,
9.40%, 7/8/20 (TRY)	850	133
9.50%, 1/12/22 (TRY)	552	80
3.00%, 2/23/22 (TRY)	456	156
10.70%, 8/17/22 (TRY)	1,000	146
7.10%, 3/8/23 (TRY)	710	91
10.40%, 3/20/24 (TRY)	545	75
8.00%, 3/12/25 (TRY)	1,077	129
10.60%, 2/11/26 (TRY)	1,249	167
11.00%, 2/24/27 (TRY)	8,878	1,184
Turkey Government International Bond,
7.00%, 6/5/20	57	58
5.63%, 3/30/21	300	305
5.75%, 3/22/24	200	195
7.38%, 2/5/25	114	118
4.88%, 10/9/26	300	269
6.00%, 3/25/27	500	476
6.88%, 3/17/36	48	46

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 93.6% continued
Turkey - 2.6% continued
6.75%, 5/30/40	$100	$94
4.88%, 4/16/43	545	424

		4,146

Ukraine - 2.3%
Ukraine Government International Bond,
7.75%, 9/1/20	285	295
7.75%, 9/1/23	420	445
15.84%, 2/26/25 (UAH)(2) (10)	9,700	371
7.75%, 9/1/25	165	171
7.75%, 9/1/26	200	207
7.75%, 9/1/27	100	103
9.75%, 11/1/28	770	871
7.38%, 9/25/32	1,157	1,141

		3,604

United Arab Emirates - 0.7%
Abu Dhabi Government International Bond,
2.50%, 10/11/22	200	202
Dubai World Corp.,
3.75%,(100% Cash), 9/30/22(6) (10)	987	923

		1,125

United Kingdom - 0.2%
DTEK Finance PLC,
10.75%,(100% Cash), 12/31/24(6)	378	385

Uruguay - 0.5%
Uruguay Government International Bond,
9.88%, 6/20/22 (UYU)	1,813	51
8.50%, 3/15/28 (UYU)	4,501	112
7.88%, 1/15/33	111	159
7.63%, 3/21/36	89	127
4.13%, 11/20/45	74	76
5.10%, 6/18/50	41	46
4.98%, 4/20/55	167	185

		756

Uzbekistan - 0.3%
Republic of Uzbekistan Bond,
4.75%, 2/20/24	511	535

Venezuela - 1.3%
Petroleos de Venezuela S.A.,
8.50%, 10/27/20(9)	1,480	1,303
9.00%, 11/17/21(9)	172	40
12.75%, 2/17/22(9)	92	22
5.38%, 4/12/27(9)	77	12
9.75%, 5/17/35(9)	222	53
Venezuela Government International Bond,
7.75%, 10/13/19(9)	72	19
12.75%, 8/23/22(9)	151	42
9.00%, 5/7/23(9)	62	16
8.25%, 10/13/24(9)	141	37
11.75%, 10/21/26(9)	632	177
9.25%, 9/15/27(9)	186	53
9.25%, 5/7/28(9)	102	28
11.95%, 8/5/31(9)	1,045	302

		2,104

Vietnam - 0.1%
Vietnam Government International Bond,
6.75%, 1/29/20	176	180

Zambia - 0.5%
Zambia Government International Bond,
5.38%, 9/20/22	850	569
8.97%, 7/30/27	200	135

		704

Total Foreign Issuer Bonds (Cost $149,425)		148,397

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(13) (14)	7,012,888	$7,013

Total Investment Companies (Cost $7,013)		7,013

Total Investments - 98.0% (Cost $156,521)		155,483

Other Assets less Liabilities - 2.0%		3,105

NET ASSETS - 100.0%		$158,588

(1)	Principal amount is in USD unless otherwise indicated.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(4)	Zero coupon bond.
(5)	Step coupon bond. Rate as of June 30, 2019 is disclosed.

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

(6)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(7)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(8)	Perpetual bond. Maturity date represents next call date.
(9)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(10)	Level 3 asset.
(11)	Century bond maturing in 2110.
(12)	Value rounds to less than one thousand.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of June 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y - 10 Year

CMT - Constant Maturity

SBSN - Surat Berharga Syariah Negara

TIIE - The Equilibrium Interbank Interest Rate

TSIPPCAE - The Steel Index Platts Premium Coal Australia Export

ARS - Argentine Peso

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

DOP - Dominican Peso

EGP - Egyptian Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigerian Naira

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

UAH - Ukraine Hryvnia

UYU - Uruguayan Peso

ZAR - South African Rand

Percentages shown are based on Net Assets.

At June 30, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Chilean Peso	223,629	United States Dollar	337	7/31/19	$7
BNP	Colombian Peso	164,914	United States Dollar	51	7/31/19	—	*
BNP	Hungarian Forint	30,686	United States Dollar	108	7/31/19	—	*
BNP	Mexican Peso	2,880	United States Dollar	149	7/31/19	—	*
BNP	Polish Zloty	372	United States Dollar	100	7/31/19	—	*
BNP	Russian Ruble	1,877	United States Dollar	30	7/31/19	—	*
BNP	United States Dollar	796	Czech Koruna	18,362	8/30/19	26
BNP	United States Dollar	664	Czech Koruna	15,019	9/30/19	8
BNP	United States Dollar	418	Hungarian Forint	118,485	9/30/19	1
BNP	United States Dollar	105	Polish Zloty	399	7/31/19	2
BNP	United States Dollar	2,416	Polish Zloty	9,323	8/30/19	85
BNP	United States Dollar	443	Romanian Leu	1,877	7/31/19	8
BNP	United States Dollar	583	South African Rand	8,565	7/31/19	23
Citibank	Turkish Lira	536	United States Dollar	91	7/31/19	—	*
Citibank	United States Dollar	168	Colombian Peso	545,526	7/31/19	1
Citibank	United States Dollar	223	Czech Koruna	5,006	8/30/19	1
Citibank	United States Dollar	724	Polish Zloty	2,725	7/31/19	6
Goldman Sachs	Brazilian Real	149	United States Dollar	39	7/2/19	—	*
Goldman Sachs	Mexican Peso	6,226	United States Dollar	323	7/31/19	—	*
Goldman Sachs	United States Dollar	699	Chilean Peso	488,220	7/31/19	22
Goldman Sachs	United States Dollar	645	Colombian Peso	2,125,754	7/31/19	15
Goldman Sachs	United States Dollar	166	Indonesian Rupiah	2,354,710	7/31/19	—	*
Goldman Sachs	United States Dollar	586	Mexican Peso	11,322	7/31/19	1
Goldman Sachs	United States Dollar	370	Russian Ruble	24,111	7/31/19	10
JPMorgan Chase	Brazilian Real	1,521	United States Dollar	398	7/2/19	2
JPMorgan Chase	Brazilian Real	3,454	United States Dollar	900	8/2/19	3
JPMorgan Chase	Colombian Peso	2,593,707	United States Dollar	810	7/31/19	5
JPMorgan Chase	Turkish Lira	171	United States Dollar	29	7/31/19	—	*
JPMorgan Chase	United States Dollar	68	Argentine Peso	3,292	8/5/19	6
JPMorgan Chase	United States Dollar	256	Brazilian Real	1,002	7/2/19	5
JPMorgan Chase	United States Dollar	758	Colombian Peso	2,500,000	7/31/19	19
JPMorgan Chase	United States Dollar	74	Hungarian Forint	21,044	7/31/19	—	*
JPMorgan Chase	United States Dollar	70	Indian Rupee	4,930	7/31/19	1
JPMorgan Chase	United States Dollar	188	Mexican Peso	3,629	7/31/19	—	*
JPMorgan Chase	United States Dollar	69	Peruvian Nuevo Sol	231	7/31/19	1
JPMorgan Chase	United States Dollar	207	Romanian Leu	890	8/30/19	7
JPMorgan Chase	United States Dollar	471	South African Rand	6,812	7/31/19	11

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Merrill Lynch	Mexican Peso	49,905	United States Dollar	2,591	7/31/19	$4
Merrill Lynch	United States Dollar	95	Argentine Peso	4,532	8/20/19	4
Merrill Lynch	United States Dollar	92	Argentine Peso	4,811	9/10/19	9
Merrill Lynch	United States Dollar	75	Brazilian Real	293	7/2/19	1
Merrill Lynch	United States Dollar	505	Czech Koruna	11,446	7/31/19	7
Merrill Lynch	United States Dollar	406	Hungarian Forint	118,485	8/30/19	13
Merrill Lynch	United States Dollar	54	Peruvian Nuevo Sol	181	7/31/19	1
Merrill Lynch	United States Dollar	298	Polish Zloty	1,149	7/31/19	10
Merrill Lynch	United States Dollar	44	South African Rand	621	7/31/19	— *
Merrill Lynch	United States Dollar	643	Turkish Lira	3,986	7/31/19	33
Merrill Lynch	United States Dollar	54	Ukraine Hryvnia	1,621	4/29/20	1
Merrill Lynch	United States Dollar	120	Ukraine Hryvnia	3,543	5/6/20	— *
Standard Chartered Bank	United States Dollar	238	Czech Koruna	5,395	7/31/19	4
Standard Chartered Bank	United States Dollar	63	Indonesian Rupiah	900,943	7/31/19	— *
Standard Chartered Bank	United States Dollar	303	Polish Zloty	1,149	7/31/19	5
Standard Chartered Bank	United States Dollar	168	South African Rand	2,443	7/31/19	4

Subtotal Appreciation						372

BNP	Brazilian Real	922	United States Dollar	232	12/3/19	(4)
BNP	Chilean Peso	34,350	United States Dollar	50	7/31/19	(1)
BNP	Colombian Peso	463,354	United States Dollar	140	7/31/19	(4)
BNP	Czech Koruna	619	United States Dollar	27	7/31/19	— *
BNP	Hungarian Forint	81,484	United States Dollar	283	7/31/19	(5)
BNP	Indonesian Rupiah	1,843,667	United States Dollar	129	9/30/19	— *
BNP	Peruvian Nuevo Sol	167	United States Dollar	50	7/31/19	(1)
BNP	Polish Zloty	3,774	United States Dollar	987	7/31/19	(24)
BNP	Russian Ruble	15,590	United States Dollar	239	7/31/19	(6)
BNP	South African Rand	382	United States Dollar	27	7/31/19	— *
BNP	Turkish Lira	555	United States Dollar	93	7/31/19	(1)
BNP	United States Dollar	120	Argentine Peso	5,471	8/27/19	(2)
BNP	United States Dollar	65	Argentine Peso	3,102	9/26/19	(1)
BNP	United States Dollar	850	Hungarian Forint	239,656	7/31/19	(5)
BNP	United States Dollar	20	Polish Zloty	76	9/30/19	— *
Citibank	Brazilian Real	439	United States Dollar	114	7/2/19	(1)
Citibank	Chilean Peso	78,872	United States Dollar	116	7/31/19	(1)
Citibank	Colombian Peso	1,273,253	United States Dollar	387	7/31/19	(8)
Citibank	Czech Koruna	7,607	United States Dollar	331	7/31/19	(10)
Citibank	Hungarian Forint	56,074	United States Dollar	193	7/31/19	(5)
Citibank	Indonesian Rupiah	3,740,000	United States Dollar	259	8/30/19	(4)
Citibank	Mexican Peso	880	United States Dollar	45	7/31/19	(1)
Citibank	Polish Zloty	195	United States Dollar	52	7/31/19	(1)
Citibank	Romanian Leu	762	United States Dollar	179	7/31/19	(5)
Citibank	Russian Ruble	3,590	United States Dollar	55	7/31/19	(2)
Citibank	South African Rand	4,497	United States Dollar	299	7/31/19	(19)
Citibank	Turkish Lira	445	United States Dollar	69	7/31/19	(6)
Citibank	United States Dollar	70	Indonesian Rupiah	991,690	7/31/19	— *
Goldman Sachs	Peruvian Nuevo Sol	450	United States Dollar	136	7/31/19	(1)
Goldman Sachs	Russian Ruble	15,299	United States Dollar	232	7/31/19	(9)
Goldman Sachs	Thai Baht	818	United States Dollar	27	7/31/19	— *
Goldman Sachs	Turkish Lira	2,875	United States Dollar	457	7/31/19	(31)
Goldman Sachs	United States Dollar	136	Indonesian Rupiah	1,924,808	7/31/19	— *
Goldman Sachs	United States Dollar	38	Ukraine Hryvnia	1,127	5/22/20	— *
JPMorgan Chase	Brazilian Real	898	United States Dollar	229	7/2/19	(5)
JPMorgan Chase	Colombian Peso	1,137,936	United States Dollar	341	7/31/19	(13)
JPMorgan Chase	Indian Rupee	95,157	United States Dollar	1,356	8/30/19	(12)
JPMorgan Chase	Indonesian Rupiah	12,022,338	United States Dollar	826	7/31/19	(22)
JPMorgan Chase	Peruvian Nuevo Sol	371	United States Dollar	111	7/31/19	(2)
JPMorgan Chase	Russian Ruble	3,338	United States Dollar	51	7/31/19	(1)
JPMorgan Chase	South African Rand	10,281	United States Dollar	705	7/31/19	(22)
JPMorgan Chase	Turkish Lira	1,181	United States Dollar	200	7/31/19	— *
JPMorgan Chase	United States Dollar	903	Brazilian Real	3,454	7/2/19	(3)
JPMorgan Chase	United States Dollar	136	Colombian Peso	433,970	7/2/19	(1)
JPMorgan Chase	United States Dollar	127	Colombian Peso	406,953	7/3/19	— *
JPMorgan Chase	United States Dollar	322	Romanian Leu	1,337	9/30/19	(1)
Merrill Lynch	Indonesian Rupiah	6,776,785	United States Dollar	457	8/30/19	(19)
Merrill Lynch	Romanian Leu	618	United States Dollar	145	7/31/19	(4)
Merrill Lynch	South African Rand	8,731	United States Dollar	595	7/31/19	(22)
Merrill Lynch	Thai Baht	20,160	United States Dollar	650	7/31/19	(8)
Merrill Lynch	United States Dollar	425	Mexican Peso	8,093	7/31/19	(6)
Morgan Stanley	United States Dollar	44	Russian Ruble	2,795	8/30/19	— *
Santander	Brazilian Real	1,742	United States Dollar	452	7/2/19	(2)
Santander	Mexican Peso	5,997	United States Dollar	311	7/31/19	— *
Standard Chartered Bank	Czech Koruna	2,754	United States Dollar	120	7/31/19	(3)
Standard Chartered Bank	Indonesian Rupiah	2,438,000	United States Dollar	168	9/30/19	(2)
Standard Chartered Bank	Philippine Peso	12,319	United States Dollar	235	9/30/19	(4)
Standard Chartered Bank	United States Dollar	183	Indonesian Rupiah	2,603,175	8/30/19	— *

Subtotal Depreciation						(310)

Total						$62

*	Amount rounds to less than one thousand.

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

As of June 30, 2019, the Fund had the following bilateral interest rate swap agreements outstanding:

COUNTERPARTY	PAY RATE INDEX/PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX		NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Kuala Lumpur Interbank Offered Rate 3 Month(1)	3.94	%(1)	2,500,000	MYR	4/20/22	$10	$—	$10

Total									$10

(1)	Payment frequency is quarterly.

As of June 30, 2019, the Fund had the following centrally cleared interest rate swap agreements outstanding:

PAY RATE INDEX/PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
CFETS China Fixing Repo Rates 7 Day(1)	3.02%(1)	12,000,000	CNY	5/15/24	$10	$—	$10
Warsaw InterBank Offer Rate 6 Month(2)	2.44%(3)	2,000,000	PLN	7/11/22	19	—	19
Warsaw InterBank Offer Rate 6 Month(2)	2.40%(3)	750,000	PLN	3/26/23	5	—	5

Subtotal Appreciation							34

6.60%(2)	India Overnight Mumbai Interbank Outright Rate(2)	64,000,000	INR	12/13/23	(35)	—	(35)

Total							$(1)

(1)	Payment frequency is quarterly.
(2)	Payment frequency is semi-anually.
(3)	Payment frequency is anually.

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	0.4%
AA	1.6
A	15.7
BBB	29.8
BB	19.5
B	21.5
CCC or Below	5.3
Not Rated	1.7
Cash Equivalents	4.5

Total	100.0%

*

Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Basic Materials	1.7%
Communications	0.7
Energy	2.8
Financial	3.0
Government	90.8
Industrial	0.3
Utilities	0.7

Total	100.0%

At June 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	51.2%
Brazilian Real	6.5
Mexican Peso	5.9
Indonesian Rupiah	5.9
All other currencies less than 5%	30.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$73	$—	$73
Foreign Issuer Bonds:
Costa Rica	—	1,513	646	2,159
Nigeria	—	753	580	1,333
Supranational	—	—	572	572
Ukraine	—	3,233	371	3,604
United Arab Emirates	—	202	923	1,125
All Other Countries(1)	—	139,604	—	139,604

Total Foreign Issuer Bonds	—	145,305	3,092	148,397

Investment Companies	7,013	—	—	7,013

Total Investments	$7,013	$145,378	$3,092	$155,483

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$372	$—	$372
Bilateral Interest Rate Swap Agreements	—	10	—	10
Centrally Cleared Interest Rate Swap Agreements	—	34	—	34
Liabilities
Forward Foreign Currency Exchange Contracts	—	(310)	—	(310)
Centrally Cleared Interest Rate Swap Agreements	—	(35)	—	(35)

Total Other Financial Instruments	$—	$71	$—	$71

(1)	Classifications as defined in the Schedule of Investments.

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/19 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)		REALIZED GAIN (LOSS) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/19 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/19 (000S)
Foreign Issuer Bonds
Costa Rica	$563	$1		$—	$82	$—	$—	$—	$—	$646	$82
Nigeria	554	21		—	5	—	—	—	—	580	5
Supranational	—	—		—	22	550	—	—	—	572	22
Ukraine	—	—	*	—	2	369	—	—	—	371	2
United Arab Emirates	913	4		—	(2)	8	—	—	—	923	(2)

Total	$2,030	$26		$—	$109	$927	$—	$—	$—	$3,092	$109

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 6/30/19 above using prices provided by a third party provider.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$10,182	$20,119	$23,288	$41	$7,013	7,012,888

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
Exploration & Production - 0.0%
Chesapeake Energy Corp.,
5.50%, 9/15/26	$25	$20
Denbury Resources, Inc.,
6.38%, 12/31/24(1)	106	69

		89

Total Convertible Bonds (Cost $97)		89

CORPORATE BONDS - 67.0%
Advertising & Marketing - 0.3%
Lamar Media Corp.,
5.00%, 5/1/23	155	158
5.75%, 2/1/26	130	136
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.25%, 2/15/22	145	147
5.63%, 2/15/24	95	98
5.88%, 3/15/25	335	346
5.00%, 8/15/27(1)	250	256

		1,141

Aerospace & Defense - 1.2%
Arconic, Inc.,
5.13%, 10/1/24	25	26
5.90%, 2/1/27	424	462
5.95%, 2/1/37	175	182
BBA US Holdings, Inc.,
5.38%, 5/1/26(1)	290	301
TransDigm, Inc.,
6.00%, 7/15/22	175	177
6.50%, 5/15/25	25	25
6.25%, 3/15/26(1)	895	942
6.38%, 6/15/26	1,560	1,572
7.50%, 3/15/27(1)	220	230
Triumph Group, Inc.,
7.75%, 8/15/25	75	72

		3,989

Airlines - 0.0%
American Airlines Group, Inc.,
5.00%, 6/1/22(1)	125	129
United Continental Holdings, Inc.,
4.25%, 10/1/22	25	26

		155

Apparel & Textile Products - 0.1%
William Carter (The) Co.,
5.63%, 3/15/27(1)	170	178

Auto Parts Manufacturing - 0.2%
Cooper-Standard Automotive, Inc.,
5.63%, 11/15/26(1)	75	67
Dana, Inc.,
6.00%, 9/15/23	125	128
Tenneco, Inc.,
5.38%, 12/15/24	150	125
5.00%, 7/15/26	25	20
Truck Hero, Inc.,
8.50%, 4/21/24(1)	500	504

		844

Automobiles Manufacturing - 0.1%
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.44%),
6.50%, 9/30/28(2) (3)	50	48
Tesla, Inc.,
5.30%, 8/15/25(1)	300	263

		311

Banks - 0.3%
CIT Group, Inc.,
4.13%, 3/9/21	75	77
5.00%, 8/15/22	595	631
4.75%, 2/16/24	270	287

		995

Cable & Satellite - 2.7%
Block Communications, Inc.,
6.88%, 2/15/25(1)	25	26
Cablevision Systems Corp.,
8.00%, 4/15/20	150	155
5.88%, 9/15/22	25	26
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 9/30/22	430	436
5.13%, 2/15/23	300	305
4.00%, 3/1/23(1)	50	50
5.13%, 5/1/23(1)	375	383
5.75%, 9/1/23	425	434
5.88%, 4/1/24(1)	395	413
5.38%, 5/1/25(1)	50	52
5.75%, 2/15/26(1)	1,160	1,217
5.50%, 5/1/26(1)	208	218

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Cable & Satellite - 2.7% continued
5.88%, 5/1/27(1)	$25	$26
5.00%, 2/1/28(1)	865	883
6/1/29(1) (4)	75	77
CSC Holdings LLC,
5.13%, 12/15/21(1)	553	553
5.38%, 7/15/23(1)	200	206
7.75%, 7/15/25(1)	375	406
6.63%, 10/15/25(1)	200	214
10.88%, 10/15/25(1)	443	508
5.50%, 5/15/26(1)	335	351
7.50%, 4/1/28(1)	410	450
6.50%, 2/1/29(1)	430	469
DISH DBS Corp.,
6.75%, 6/1/21	165	173
5.88%, 7/15/22	25	25
5.88%, 11/15/24	805	762
7.75%, 7/1/26	150	146
GCI LLC,
6.63%, 6/15/24(1)	75	79
Midcontinent Communications/Midcontinent Finance Corp.,
6.88%, 8/15/23(1)	75	78
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(1)	245	237

		9,358

Casinos & Gaming - 2.4%
Boyd Gaming Corp.,
6.88%, 5/15/23	215	222
6.38%, 4/1/26	720	762
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.25%, 10/15/25(1)	155	155
Churchill Downs, Inc.,
5.50%, 4/1/27(1)	355	372
4.75%, 1/15/28(1)	50	50
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.50%, 2/15/23(1)	75	79
Eldorado Resorts, Inc.,
6.00%, 4/1/25	125	131
6.00%, 9/15/26	550	601
Enterprise Development Authority (The),
12.00%, 7/15/24(1)	100	109
Golden Entertainment, Inc.,
7.63%, 4/15/26(1)	125	128
Inn of the Mountain Gods Resort & Casino,
9.25%, (100% Cash), 11/30/20(5)	67	67
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21(1)	219	225
10.25%, 11/15/22(1)	1,055	1,131
Jacobs Entertainment, Inc.,
7.88%, 2/1/24(1)	200	214
MGM Resorts International,
5.25%, 3/31/20	255	259
6.63%, 12/15/21	185	200
7.75%, 3/15/22	175	195
6.00%, 3/15/23	465	504
5.75%, 6/15/25	45	49
5.50%, 4/15/27	290	304
Mohegan Gaming & Entertainment,
7.88%, 10/15/24(1)	175	171
Scientific Games International, Inc.,
10.00%, 12/1/22	149	156
8.25%, 3/15/26(1)	450	472
Station Casinos LLC,
5.00%, 10/1/25(1)	475	476
Twin River Worldwide Holdings, Inc.,
6.75%, 6/1/27(1)	115	120
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25(1)	885	914
5.25%, 5/15/27(1)	150	151

		8,217

Chemicals - 1.5%
Blue Cube Spinco LLC,
10.00%, 10/15/25	200	226
CF Industries, Inc.,
7.13%, 5/1/20	124	128
5.38%, 3/15/44	490	460
Cornerstone Chemical Co.,
6.75%, 8/15/24(1)	2,620	2,456
Element Solutions, Inc.,
5.88%, 12/1/25(1)	500	521

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Chemicals - 1.5% continued
H.B. Fuller Co.,
4.00%, 2/15/27	$10	$9
Hexion, Inc.,
10.38%, 2/1/22(1) (6) (7)	125	95
13.75%, 2/1/22(7)	175	30
7.88%, 7/15/27(1)	50	50
Koppers, Inc.,
6.00%, 2/15/25	25	23
Olin Corp.,
5.00%, 2/1/30	50	50
PQ Corp.,
6.75%, 11/15/22(1)	135	140
TPC Group, Inc.,
8.75%, 12/15/20(1)	100	100
Tronox, Inc.,
6.50%, 4/15/26(1)	415	411
Valvoline, Inc.,
5.50%, 7/15/24	50	52
Versum Materials, Inc.,
5.50%, 9/30/24(1)	50	54
WR Grace & Co-Conn,
5.13%, 10/1/21(1)	280	290

		5,095

Coal Operations - 0.4%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
12.00%, 11/1/21(7)	75	10
6.38%, 3/15/24(7)	250	2
CONSOL Energy, Inc.,
11.00%, 11/15/25(1)	25	27
Foresight Energy LLC/Foresight Energy Finance Corp.,
11.50%, 4/1/23(1)	2,510	1,406
Murray Energy Corp.,
12.00%, 4/15/24(1) (5)	486	98

		1,543

Commercial Finance - 0.3%
AerCap Global Aviation Trust,
(Variable, ICE LIBOR USD 3M + 4.30%),
6.50%, 6/15/45(1) (2)	245	256
DAE Funding LLC,
4.00%, 8/1/20(1)	225	225
5.25%, 11/15/21(1)	150	156
4.50%, 8/1/22(1)	125	127
5.00%, 8/1/24(1)	150	156
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 3/15/22(1)	25	26
6.50%, 10/1/25(1)	75	77
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,
6.38%, 12/15/22(1)	25	26

		1,049

Communications Equipment - 0.6%
Anixter, Inc.,
6.00%, 12/1/25	50	54
CommScope Technologies LLC,
6.00%, 6/15/25(1)	549	514
5.00%, 3/15/27(1)	625	544
CommScope, Inc.,
5.00%, 6/15/21(1)	50	50
5.50%, 3/1/24(1)	75	77
6.00%, 3/1/26(1)	245	251
8.25%, 3/1/27(1)	535	546
Nokia of America Corp.,
6.45%, 3/15/29	75	75
ViaSat, Inc.,
5.63%, 4/15/27(1)	75	78

		2,189

Construction Materials Manufacturing - 0.2%
Northwest Hardwoods, Inc.,
7.50%, 8/1/21(1)	25	15
NWH Escrow Corp.,
7.50%, 8/1/21(1)	25	15
Standard Industries, Inc.,
5.38%, 11/15/24(1)	250	258
4.75%, 1/15/28	25	25
Summit Materials LLC/Summit Materials Finance Corp.,
6.13%, 7/15/23	75	76
6.50%, 3/15/27(1)	50	52
US Concrete, Inc.,
6.38%, 6/1/24	195	203

		644

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Consumer Finance - 2.4%
Ally Financial, Inc.,
8.00%, 3/15/20	$345	$357
4.13%, 3/30/20	75	76
7.50%, 9/15/20	25	26
4.25%, 4/15/21	1,220	1,243
3.88%, 5/21/24	75	77
8.00%, 11/1/31	625	826
Credit Acceptance Corp.,
6.63%, 3/15/26(1)	75	79
First Data Corp.,
5.38%, 8/15/23(1)	25	25
5.00%, 1/15/24(1)	125	128
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.88%, 8/1/21(1)	25	25
5.25%, 3/15/22(1)	200	204
MGIC Investment Corp.,
5.75%, 8/15/23	125	136
Nationstar Mortgage Holdings, Inc.,
8.13%, 7/15/23(1)	100	102
9.13%, 7/15/26(1)	50	51
Nationstar Mortgage LLC/Nationstar Capital Corp.,
6.50%, 7/1/21	100	100
Navient Corp.,
8.00%, 3/25/20	710	735
5.88%, 3/25/21	325	338
6.63%, 7/26/21	190	201
6.50%, 6/15/22	125	133
6.13%, 3/25/24	350	359
5.88%, 10/25/24	128	129
6.75%, 6/25/25	100	104
6.75%, 6/15/26	310	322
Springleaf Finance Corp.,
8.25%, 12/15/20	230	247
6.13%, 5/15/22	265	284
8.25%, 10/1/23	440	510
6.13%, 3/15/24	65	70
6.88%, 3/15/25	350	383
7.13%, 3/15/26	430	471
6.63%, 1/15/28	265	278
Starwood Property Trust, Inc.,
3.63%, 2/1/21	340	339
4.75%, 3/15/25	85	86

		8,444

Consumer Products - 0.7%
Central Garden & Pet Co.,
6.13%, 11/15/23	25	26
5.13%, 2/1/28	25	24
Edgewell Personal Care Co.,
4.70%, 5/24/22	460	465
Energizer Holdings, Inc.,
5.50%, 6/15/25(1)	225	228
6.38%, 7/15/26(1)	315	324
7.75%, 1/15/27(1)	600	649
First Quality Finance Co., Inc.,
5.00%, 7/1/25(1)	25	25
High Ridge Brands Co.,
8.88%, 3/15/25(1)	1,100	104
Prestige Brands, Inc.,
6.38%, 3/1/24(1)	210	220
Revlon Consumer Products Corp.,
6.25%, 8/1/24	25	17
Spectrum Brands, Inc.,
6.13%, 12/15/24	65	67
5.75%, 7/15/25	380	395

		2,544

Consumer Services - 1.0%
Allied Universal Holdco LLC,
7/15/26(1) (4)	125	127
7/15/27(1) (4)	225	224
Aramark Services, Inc.,
5.13%, 1/15/24	805	827
5.00%, 2/1/28(1)	295	304
Matthews International Corp.,
5.25%, 12/1/25(1)	100	99
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(1)	245	257
5.25%, 4/15/24(1)	75	76
5.75%, 4/15/26(1)	220	227
R.R. Donnelley & Sons Co.,
7.88%, 3/15/21	105	107

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Consumer Services - 1.0% continued
Service Corp. International,
4.50%, 11/15/20	$125	$125
5.38%, 5/15/24	525	540
5.13%, 6/1/29	50	53
ServiceMaster (The) Co. LLC,
5.13%, 11/15/24(1)	360	370
Sotheby’s,
4.88%, 12/15/25(1)	75	76
Weight Watchers International, Inc.,
8.63%, 12/1/25(1)	50	46

		3,458

Containers & Packaging - 3.0%
Berry Global Escrow Corp.,
4.88%, 7/15/26(1)	125	128
5.63%, 7/15/27(1)	395	411
Berry Global, Inc.,
5.13%, 7/15/23	430	440
4.50%, 2/15/26(1)	175	172
BWAY Holding Co.,
5.50%, 4/15/24(1)	360	360
7.25%, 4/15/25(1)	805	777
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 2/1/26	270	278
Flex Acquisition Co., Inc.,
6.88%, 1/15/25(1)	50	45
7.88%, 7/15/26(1)	50	46
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	50	51
Greif, Inc.,
6.50%, 3/1/27(1)	100	103
Owens-Brockway Glass Container, Inc.,
5.00%, 1/15/22(1)	365	374
5.38%, 1/15/25(1)	250	261
6.38%, 8/15/25(1)	25	27
Plastipak Holdings, Inc.,
6.25%, 10/15/25(1)	2,400	2,172
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg),
5.75%, 10/15/20	678	680
5.13%, 7/15/23(1)	435	443
7.00%, 7/15/24(1)	25	26
Sealed Air Corp.,
5.13%, 12/1/24(1)	25	26
Trident Merger Sub, Inc.,
6.63%, 11/1/25(1)	2,055	1,916
W/S Packaging Holdings, Inc.,
9.00%, 4/15/23	1,640	1,782

		10,518

Department Stores - 0.0%
JC Penney Corp., Inc.,
8.63%, 3/15/25(1)	75	37
6.38%, 10/15/36	100	26
Neiman Marcus Group Ltd. LLC,
8.75%, (100% Cash), 10/15/21(5)	50	35

		98

Distributors - Consumer Discretionary - 0.2%
IAA, Inc.,
5.50%, 6/15/27(1)	240	250
KAR Auction Services, Inc.,
5.13%, 6/1/25(1)	525	534

		784

Diversified Banks - 0.4%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 3.29%),
5.13%, 6/20/24(2) (3)	50	50
(Variable, ICE LIBOR USD 3M + 3.71%),
6.25%, 9/5/24(2) (3)	525	572
(Variable, ICE LIBOR USD 3M + 2.93%),
5.88%, 3/15/28(2) (3)	100	104
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 4.07%),
5.95%, 1/30/23(2) (3)	50	52
(Variable, ICE LIBOR USD 3M + 4.52%),
6.25%, 8/15/26(2) (3)	100	110
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.30%),
6.00%, 8/1/23(2) (3)	400	420
(Variable, ICE LIBOR USD 3M + 3.78%),
6.75%, 2/1/24(2) (3)	25	28
(Variable, ICE LIBOR USD 3M + 3.33%),
6.10%, 10/1/24(2) (3)	100	108

		1,444

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Educational Services - 0.0%
Graham Holdings Co.,
5.75%, 6/1/26(1)	$25	$26

Electrical Equipment Manufacturing - 0.4%
ADT Security (The) Corp.,
5.25%, 3/15/20	125	127
6.25%, 10/15/21	50	53
4.88%, 7/15/32(1)	370	319
BWX Technologies, Inc.,
5.38%, 7/15/26(1)	25	26
Itron, Inc.,
5.00%, 1/15/26(1)	25	25
Resideo Funding, Inc.,
6.13%, 11/1/26(1)	290	301
Vertiv Group Corp.,
9.25%, 10/15/24(1)	75	72
Vertiv Intermediate Holding Corp.,
12.00%, 2/15/22(1) (5)	350	338

		1,261

Entertainment Content - 0.4%
AMC Networks, Inc.,
4.75%, 12/15/22	50	51
5.00%, 4/1/24	185	190
4.75%, 8/1/25	210	212
Liberty Interactive LLC,
8.50%, 7/15/29	210	213
Lions Gate Capital Holdings LLC,
6.38%, 2/1/24(1)	50	53
5.88%, 11/1/24(1)	295	302
Univision Communications, Inc.,
6.75%, 9/15/22(1)	128	130
WMG Acquisition Corp.,
5.00%, 8/1/23(1)	300	306

		1,457

Entertainment Resources - 1.5%
AMC Entertainment Holdings, Inc.,
5.75%, 6/15/25	695	644
5.88%, 11/15/26	125	112
6.13%, 5/15/27	640	569
Boyne USA, Inc.,
5/1/25(1) (4)	100	108
Carlson Travel, Inc.,
6.75%, 12/15/23(1)	200	202
Cedar Fair L.P.,
5.25%, 7/15/29(1)	140	143
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.,
5.38%, 6/1/24	25	26
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
5.38%, 4/15/27	195	202
Cinemark USA, Inc.,
5.13%, 12/15/22	100	101
4.88%, 6/1/23	50	51
Constellation Merger Sub, Inc.,
8.50%, 9/15/25(1)	50	46
Live Nation Entertainment, Inc.,
4.88%, 11/1/24(1)	235	242
5.63%, 3/15/26(1)	75	79
LTF Merger Sub, Inc.,
8.50%, 6/15/23(1)	1,075	1,098
Six Flags Entertainment Corp.,
4.88%, 7/31/24(1)	245	249
5.50%, 4/15/27(1)	115	120
Sterling Entertainment Group LLC,
10.25%, 1/15/25(8)	1,110	1,093

		5,085

Exploration & Production - 3.4%
Antero Resources Corp.,
5.38%, 11/1/21	25	25
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
10.00%, 4/1/22(1)	354	375
7.00%, 11/1/26(1)	575	525
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.,
6.88%, 2/1/25	225	211
Bruin E&P Partners LLC,
8.88%, 8/1/23(1)	360	302
California Resources Corp.,
8.00%, 12/15/22(1)	325	245
Callon Petroleum Co.,
6.13%, 10/1/24	125	126
6.38%, 7/1/26	50	50
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	200	193

MULTI-MANAGER FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Exploration & Production - 3.4% continued
Centennial Resource Production LLC,
5.38%, 1/15/26(1)	$50	$48
6.88%, 4/1/27(1)	190	192
Chaparral Energy, Inc.,
8.75%, 7/15/23(1)	125	77
Chesapeake Energy Corp.,
6.63%, 8/15/20	327	329
6.88%, 11/15/20	100	101
8.00%, 1/15/25	490	454
8.00%, 3/15/26(1)	319	289
8.00%, 6/15/27	450	397
CNX Resources Corp.,
5.88%, 4/15/22	33	32
Covey Park Energy LLC/Covey Park Finance Corp.,
7.50%, 5/15/25(1)	125	90
CrownRock L.P./CrownRock Finance, Inc.,
5.63%, 10/15/25(1)	490	491
Denbury Resources, Inc.,
9.00%, 5/15/21(1)	100	98
9.25%, 3/31/22(1)	21	20
7.75%, 2/15/24(1)	148	123
Endeavor Energy Resources L.P./EER Finance, Inc.,
5.75%, 1/30/28(1)	25	26
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.00%, 2/15/23(1)	580	635
EP Energy LLC/Everest Acquisition Finance, Inc.,
9.38%, 5/1/20	212	22
7.75%, 9/1/22	150	5
6.38%, 6/15/23	976	20
9.38%, 5/1/24(1)	244	56
Extraction Oil & Gas, Inc.,
7.38%, 5/15/24(1)	50	43
5.63%, 2/1/26(1)	370	299
Gulfport Energy Corp.,
6.00%, 10/15/24	100	77
6.38%, 1/15/26	25	19
HighPoint Operating Corp.,
7.00%, 10/15/22	50	48
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28(1)	175	176
Indigo Natural Resources LLC,
6.88%, 2/15/26(1)	50	45
Jagged Peak Energy LLC,
5.88%, 5/1/26	75	74
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
6.75%, 4/1/22(7) (9)	25	—
9.25%, 3/15/23(7)	100	25
Lonestar Resources America, Inc.,
11.25%, 1/1/23(1)	75	71
Matador Resources Co.,
5.88%, 9/15/26	305	308
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/26(1)	200	170
Murphy Oil Corp.,
6.88%, 8/15/24	150	157
5.75%, 8/15/25	25	26
Northern Oil and Gas, Inc.,
9.50%, (100% Cash), 5/15/23(5)	25	26
Oasis Petroleum, Inc.,
6.50%, 11/1/21	125	123
6.25%, 5/1/26(1)	390	377
Parsley Energy LLC/Parsley Finance Corp.,
6.25%, 6/1/24(1)	50	52
5.38%, 1/15/25	80	82
5.63%, 10/15/27(1)	375	392
PDC Energy, Inc.,
5.75%, 5/15/26	445	437
QEP Resources, Inc.,
5.63%, 3/1/26	25	24
Range Resources Corp.,
5.00%, 8/15/22	450	427
5.00%, 3/15/23	410	386
Sanchez Energy Corp.,
7.75%, 6/15/21	175	9
6.13%, 1/15/23	315	14
SM Energy Co.,
6.13%, 11/15/22	289	287
5.00%, 1/15/24	375	344
5.63%, 6/1/25	35	32

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Exploration & Production - 3.4% continued
6.75%, 9/15/26	$198	$186
6.63%, 1/15/27	85	79
Southwestern Energy Co.,
6.20%, 1/23/25	59	54
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.,
8.75%, 4/15/23(1)	100	65
9.75%, 4/15/23(1)	125	81
Whiting Petroleum Corp.,
5.75%, 3/15/21	75	76
6.25%, 4/1/23	110	110
6.63%, 1/15/26	630	608
WPX Energy, Inc.,
6.00%, 1/15/22	165	172
8.25%, 8/1/23	100	114
5.25%, 9/15/24	150	154
5.75%, 6/1/26	150	156

		11,962

Financial Services - 1.0%
Arrow Bidco LLC,
9.50%, 3/15/24(1)	25	25
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%),
5.00%, 12/1/27(2) (3)	75	75
Hunt Cos., Inc.,
6.25%, 2/15/26(1)	75	71
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.88%, 2/1/22	260	263
6.25%, 2/1/22	275	281
6.75%, 2/1/24	250	260
6.25%, 5/15/26(1)	225	228
LPL Holdings, Inc.,
5.75%, 9/15/25(1)	735	752
NFP Corp.,
6.88%, 7/15/25(1)	1,325	1,311
VFH Parent LLC/Orchestra Co-Issuer, Inc.,
6.75%, 6/15/22(1)	50	52

		3,318

Food & Beverage - 0.5%
Chobani LLC/Chobani Finance Corp., Inc.,
7.50%, 4/15/25(1)	25	23
Darling Ingredients, Inc.,
5.25%, 4/15/27(1)	135	141
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,
7.25%, 8/15/26(1)	75	75
Nathan’s Famous, Inc.,
6.63%, 11/1/25(1)	100	99
Pilgrim’s Pride Corp.,
5.75%, 3/15/25(1)	100	101
5.88%, 9/30/27(1)	75	78
Post Holdings, Inc.,
5.50%, 3/1/25(1)	320	330
5.00%, 8/15/26(1)	350	355
5.75%, 3/1/27(1)	170	176
5.63%, 1/15/28(1)	325	334

		1,712

Forest & Paper Products Manufacturing - 0.1%
Mercer International, Inc.,
6.50%, 2/1/24	75	77
7.38%, 1/15/25	75	80
Schweitzer-Mauduit International, Inc.,
6.88%, 10/1/26(1)	75	77

		234

Hardware - 0.6%
CDW LLC/CDW Finance Corp.,
5.00%, 9/1/23	228	232
5.50%, 12/1/24	75	80
5.00%, 9/1/25	225	234
Dell International LLC/EMC Corp.,
5.88%, 6/15/21(1)	50	51
7.13%, 6/15/24(1)	325	343
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	75	66
Everi Payments, Inc.,
7.50%, 12/15/25(1)	50	52
NCR Corp.,
6.38%, 12/15/23	175	181
TTM Technologies, Inc.,
5.63%, 10/1/25(1)	50	49
Western Digital Corp.,
4.75%, 2/15/26	875	858

		2,146

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Health Care Facilities & Services - 4.8%
ASP AMC Merger Sub, Inc.,
8.00%, 5/15/25(1)	$200	$119
Catalent Pharma Solutions, Inc.,
5.00%, 7/15/27(1)	145	148
Charles River Laboratories International, Inc.,
5.50%, 4/1/26(1)	75	79
CHS/Community Health Systems, Inc.,
6.88%, 2/1/22	113	76
9.88%, 6/30/23(1)	50	41
8.63%, 1/15/24(1)	25	25
8.13%, 6/30/24(1)	34	25
8.00%, 3/15/26(1)	125	120
DaVita, Inc.,
5.75%, 8/15/22	235	237
5.13%, 7/15/24	25	25
Eagle Holding Co. II LLC,
7.63%, (100% Cash), 5/15/22(1) (5)	150	151
7.75%, 5/15/22(1) (5)	1,650	1,662
Encompass Health Corp.,
5.75%, 11/1/24	90	92
Envision Healthcare Corp.,
8.75%, 10/15/26(1)	3,335	2,326
HCA, Inc.,
6.50%, 2/15/20	125	128
5.88%, 5/1/23	50	54
7.69%, 6/15/25	735	864
7.58%, 9/15/25	100	115
5.38%, 9/1/26	900	970
5.63%, 9/1/28	430	465
5.88%, 2/1/29	215	236
4.13%, 6/15/29	25	26
MEDNAX, Inc.,
6.25%, 1/15/27(1)	515	507
NVA Holdings, Inc.,
6.88%, 4/1/26(1)	1,660	1,735
Select Medical Corp.,
6.38%, 6/1/21	250	250
Surgery Center Holdings, Inc.,
6.75%, 7/1/25(1)	1,970	1,704
10.00%, 4/15/27(1)	545	544
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
7.50%, 10/1/24(1)	120	125
Team Health Holdings, Inc.,
6.38%, 2/1/25(1)	1,600	1,224
Tenet Healthcare Corp.,
6.00%, 10/1/20	400	412
4.50%, 4/1/21	75	76
8.13%, 4/1/22	205	215
6.75%, 6/15/23	240	241
4.63%, 7/15/24	367	372
6.25%, 2/1/27(1)	605	626
6.88%, 11/15/31	120	106
Vizient, Inc.,
6.25%, 5/15/27(1)	315	333
West Street Merger Sub, Inc.,
6.38%, 9/1/25(1)	250	231

		16,685

Home Improvement - 0.7%
American Woodmark Corp.,
4.88%, 3/15/26(1)	25	25
Apex Tool Group LLC/BC Mountain Finance, Inc.,
9.00%, 2/15/23(1)	1,690	1,508
BMC East LLC,
5.50%, 10/1/24(1)	175	177
Griffon Corp.,
5.25%, 3/1/22	150	149
JELD-WEN, Inc.,
4.63%, 12/15/25(1)	170	167
4.88%, 12/15/27(1)	315	305
PGT Escrow Issuer, Inc.,
6.75%, 8/1/26(1)	100	106
Scotts Miracle-Gro (The) Co.,
5.25%, 12/15/26	50	51
Werner FinCo L.P./Werner FinCo, Inc.,
8.75%, 7/15/25(1)	125	106

		2,594

Homebuilders - 1.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
6.75%, 8/1/25(1)	50	48

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Homebuilders - 1.5% continued
Beazer Homes USA, Inc.,
8.75%, 3/15/22	$100	$104
6.75%, 3/15/25	75	72
Century Communities, Inc.,
5.88%, 7/15/25	100	101
6.75%, 6/1/27(1)	150	152
KB Home,
7.63%, 5/15/23	25	28
6.88%, 6/15/27	75	80
Lennar Corp.,
8.38%, 1/15/21	240	258
4.13%, 1/15/22	175	180
5.38%, 10/1/22	210	223
4.75%, 11/15/22	405	424
Meritage Homes Corp.,
7.00%, 4/1/22	54	58
6.00%, 6/1/25	250	269
5.13%, 6/6/27	180	183
Shea Homes L.P./Shea Homes Funding Corp.,
5.88%, 4/1/23(1)	150	153
6.13%, 4/1/25(1)	240	242
Taylor Morrison Communities, Inc.,
6.63%, 5/15/22	100	103
5.88%, 6/15/27(1)	185	188
Toll Brothers Finance Corp.,
5.88%, 2/15/22	125	133
4.38%, 4/15/23	190	196
5.63%, 1/15/24	105	113
4.88%, 3/15/27	205	215
4.35%, 2/15/28	250	249
TRI Pointe Group, Inc.,
5.25%, 6/1/27	415	399
TRI Pointe Group, Inc. /TRI Pointe Homes, Inc.,
5.88%, 6/15/24	160	165
Weekley Homes LLC/Weekley Finance Corp.,
6.00%, 2/1/23	175	173
6.63%, 8/15/25	100	99
William Lyon Homes, Inc.,
6.00%, 9/1/23	50	51
5.88%, 1/31/25	125	123
7/15/27(1) (4)	50	50
Williams Scotsman International, Inc.,
7.88%, 12/15/22(1)	50	53
6.88%, 8/15/23(1)	150	156

		5,041

Industrial Other - 0.6%
Ahern Rentals, Inc.,
7.38%, 5/15/23(1)	175	155
Aptim Corp.,
7.75%, 6/15/25(1)	150	115
Brand Industrial Services, Inc.,
8.50%, 7/15/25(1)	125	113
Core & Main L.P.,
6.13%, 8/15/25(1)	320	323
frontdoor, Inc.,
6.75%, 8/15/26	25	27
Great Lakes Dredge & Dock Corp.,
8.00%, 5/15/22	50	53
H&E Equipment Services, Inc.,
5.63%, 9/1/25	125	129
Harsco Corp.,
5.75%, 7/31/27(1)	320	333
Michael Baker International LLC,
8.75%, 3/1/23(1)	50	51
New Enterprise Stone & Lime Co., Inc.,
10.13%, 4/1/22(1)	200	205
6.25%, 3/15/26(1)	25	25
TopBuild Corp.,
5.63%, 5/1/26(1)	75	77
United Rentals North America, Inc.,
5.50%, 7/15/25	135	141
5.88%, 9/15/26	115	122
6.50%, 12/15/26	150	162
5.25%, 1/15/30	50	51

		2,082

Internet Media - 0.7%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27(1)	295	305
GrubHub Holdings, Inc.,
5.50%, 7/1/27(1)	50	51
Match Group, Inc.,
6.38%, 6/1/24	194	204
5.00%, 12/15/27(1)	50	52

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Internet Media - 0.7% continued
5.63%, 2/15/29(1)	$75	$79
Netflix, Inc.,
5.38%, 2/1/21	210	217
5.50%, 2/15/22	315	331
4.88%, 4/15/28	115	119
5.88%, 11/15/28	365	404
6.38%, 5/15/29(1)	335	381
5.38%, 11/15/29(1)	300	319

		2,462

Iron & Steel - 0.8%
Specialty Steel Supply, Inc.,
12.55%, 11/15/22(8)	2,670	2,670

Life Insurance - 0.1%
Fidelity & Guaranty Life Holdings, Inc.,
5.50%, 5/1/25(1)	75	78
Genworth Holdings, Inc.,
7.70%, 6/15/20	200	200
7.63%, 9/24/21	50	49

		327

Machinery Manufacturing - 0.9%
Amsted Industries, Inc.,
5.63%, 7/1/27(1)	50	52
Cloud Crane LLC,
10.13%, 8/1/24(1)	125	134
Colfax Corp.,
6.00%, 2/15/24(1)	145	153
6.38%, 2/15/26(1)	260	279
JPW Industries Holding Corp.,
9.00%, 10/1/24(1)	1,370	1,291
Manitowoc (The) Co., Inc.,
9.00%, 4/1/26(1)	50	50
Mueller Water Products, Inc.,
5.50%, 6/15/26(1)	25	26
RBS Global, Inc./Rexnord LLC,
4.88%, 12/15/25(1)	365	370
SPX FLOW, Inc.,
5.63%, 8/15/24(1)	145	151
5.88%, 8/15/26(1)	230	242
Stevens Holding Co., Inc.,
6.13%, 10/1/26(1)	75	79
Tennant Co.,
5.63%, 5/1/25	50	52
Terex Corp.,
5.63%, 2/1/25(1)	185	188
Titan International, Inc.,
6.50%, 11/30/23	125	108

		3,175

Managed Care - 2.7%
Centene Corp.,
5.63%, 2/15/21	25	26
4.75%, 5/15/22	490	500
6.13%, 2/15/24	320	335
5.38%, 6/1/26(1)	425	447
MPH Acquisition Holdings LLC,
7.13%, 6/1/24(1)	50	47
One Call Corp.,
7.50%, 7/1/24(1) (5) (8)	5,175	4,334
Polaris Intermediate Corp.,
8.50%, (100% Cash), 12/1/22(1) (5)	3,200	2,824
WellCare Health Plans, Inc.,
5.25%, 4/1/25	115	120
5.38%, 8/15/26(1)	670	710

		9,343

Manufactured Goods - 1.2%
EnPro Industries, Inc.,
5.75%, 10/15/26	75	77
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23(1)	75	72
Material Sciences Corp.,
11.06%, 1/9/24(8)	1,511	1,511
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.,
8.63%, 6/1/21(1)	2,730	2,511
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	100	100

		4,271

Medical Equipment & Devices Manufacturing - 0.6%
Avantor, Inc.,
9.00%, 10/1/25(1)	1,185	1,322

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Medical Equipment & Devices Manufacturing - 0.6% continued
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A.,
6.63%, 5/15/22(1)	$840	$802

		2,124

Metals & Mining - 1.3%
Aleris International, Inc.,
10.75%, 7/15/23(1)	25	26
Big River Steel LLC/BRS Finance Corp.,
7.25%, 9/1/25(1)	1,306	1,372
Cleveland-Cliffs, Inc.,
5.75%, 3/1/25	39	39
5.88%, 6/1/27(1)	445	433
6.25%, 10/1/40	50	44
Coeur Mining, Inc.,
5.88%, 6/1/24	75	73
Commercial Metals Co.,
5.75%, 4/15/26	50	50
5.38%, 7/15/27	25	25
Freeport-McMoRan, Inc.,
4.00%, 11/14/21	185	188
3.88%, 3/15/23	75	75
4.55%, 11/14/24	75	77
5.40%, 11/14/34	240	230
5.45%, 3/15/43	680	622
Hecla Mining Co.,
6.88%, 5/1/21	75	72
Novelis Corp.,
6.25%, 8/15/24(1)	240	252
5.88%, 9/30/26(1)	495	501
Real Alloy Holding, Inc.,
10.00%, 1/15/19(7) (10)	1,283	—
Steel Dynamics, Inc.,
5.13%, 10/1/21	150	152
5.25%, 4/15/23	55	56
5.50%, 10/1/24	180	186
TMS International Corp.,
7.25%, 8/15/25(1)	75	72
United States Steel Corp.,
6.25%, 3/15/26	25	22
Warrior Met Coal, Inc.,
8.00%, 11/1/24(1)	61	64

		4,631

Oil & Gas Services & Equipment - 0.5%
Apergy Corp.,
6.38%, 5/1/26	25	25
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.88%, 4/1/27(1)	100	105
Basic Energy Services, Inc.,
10.75%, 10/15/23(1)	25	20
Calfrac Holdings L.P.,
8.50%, 6/15/26(1)	75	53
Exterran Energy Solutions L.P./EES Finance Corp.,
8.13%, 5/1/25	50	51
Forum Energy Technologies, Inc.,
6.25%, 10/1/21	320	290
FTS International, Inc.,
6.25%, 5/1/22	75	70
Global Marine, Inc.,
7.00%, 6/1/28	25	22
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc.,
10.63%, 5/1/24(1)	100	93
Nabors Industries, Inc.,
5.00%, 9/15/20	12	12
5.75%, 2/1/25	75	66
Nine Energy Service, Inc.,
8.75%, 11/1/23(1)	75	73
Rowan Cos., Inc.,
7.38%, 6/15/25	100	77
SESI LLC,
7.13%, 12/15/21	75	52
7.75%, 9/15/24	75	48
USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 4/1/26	75	79
6.88%, 9/1/27(1)	565	593
Weatherford International LLC,
9.88%, 3/1/25(7)	25	13

		1,742

Pharmaceuticals - 0.3%
Bausch Health Americas, Inc.,
8.50%, 1/31/27(1)	780	858

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Pharmaceuticals - 0.3% continued
Elanco Animal Health, Inc.,
4.27%, 8/28/23	$50	$52

		910

Pipeline - 3.5%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 9/15/24	615	611
5.75%, 3/1/27(1)	75	75
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
6.13%, 11/15/22(1)	100	101
6.63%, 7/15/26	25	25
Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/24	205	236
5.88%, 3/31/25	285	317
5.13%, 6/30/27	300	326
Cheniere Energy Partners L.P.,
5.25%, 10/1/25	690	713
5.63%, 10/1/26	320	338
CNX Midstream Partners L.P./CNX Midstream Finance Corp.,
6.50%, 3/15/26	50	48
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.25%, 4/1/23	425	433
5.75%, 4/1/25	275	278
5.63%, 5/1/27(1)	400	399
DCP Midstream Operating L.P.,
4.75%, 9/30/21(1)	50	51
4.95%, 4/1/22	25	26
3.88%, 3/15/23	85	86
5.38%, 7/15/25	300	316
5.13%, 5/15/29	100	103
(Variable, ICE LIBOR USD 3M + 3.85%),
5.85%, 5/21/43(1) (2)	560	525
5.60%, 4/1/44	235	221
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
6.75%, 5/15/25	75	74
Energy Transfer Operating L.P.,
7.50%, 10/15/20	498	528
(Variable, ICE LIBOR USD 3M + 4.03%),
6.25%, 2/15/23(2) (3)	75	70
(Variable, ICE LIBOR USD 3M + 4.16%),
6.63%, 2/15/28(2) (3)	50	47
EnLink Midstream LLC,
5.38%, 6/1/29	25	26
EnLink Midstream Partners L.P.,
4.85%, 7/15/26	275	277
5.60%, 4/1/44	150	138
5.05%, 4/1/45	25	21
5.45%, 6/1/47	125	107
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	250	244
6.25%, 5/15/26	330	318
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp.,
5.63%, 2/15/26(1)	125	129
Holly Energy Partners L.P./Holly Energy Finance Corp.,
6.00%, 8/1/24(1)	100	104
NGPL PipeCo LLC,
4.38%, 8/15/22(1)	100	103
NuStar Logistics L.P.,
4.80%, 9/1/20	295	299
6.75%, 2/1/21	55	57
4.75%, 2/1/22	55	55
6.00%, 6/1/26	235	243
5.63%, 4/28/27	175	176
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	175	180
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.13%, 11/15/22(2) (3)	50	48
Rockies Express Pipeline LLC,
6.88%, 4/15/40(1)	25	28
SemGroup Corp.,
7.25%, 3/15/26	25	24
SemGroup Corp./Rose Rock Finance Corp.,
5.63%, 7/15/22	175	173
5.63%, 11/15/23	300	286
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.50%, 8/15/22	207	199

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Pipeline - 3.5% continued
5.75%, 4/15/25	$650	$569
Summit Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 7.43%),
9.50%, 12/15/22(2) (3)	125	113
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
4.75%, 10/1/23(1)	50	51
5.50%, 9/15/24(1)	75	77
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
4.25%, 11/15/23	455	455
6.75%, 3/15/24	273	284
5.13%, 2/1/25	235	243
5.88%, 4/15/26	125	133
5.38%, 2/1/27	56	58
6.50%, 7/15/27(1)	165	180
5.00%, 1/15/28	335	336
6.88%, 1/15/29(1)	355	394
TransMontaigne Partners L.P./TLP Finance Corp.,
6.13%, 2/15/26	25	24

		12,099

Power Generation - 2.2%
Calpine Corp.,
6.00%, 1/15/22(1)	710	714
5.38%, 1/15/23	415	420
5.88%, 1/15/24(1)	135	138
5.50%, 2/1/24	450	445
5.75%, 1/15/25	380	377
Clearway Energy Operating LLC,
5.38%, 8/15/24	25	25
5.75%, 10/15/25(1)	75	76
5.00%, 9/15/26	100	98
GenOn Energy, Inc./NRG Americas, Inc.,
(Floating, ICE LIBOR USD 6M + 6.50%),
9.04%, 12/1/23(11)	6	5
NRG Energy, Inc.,
7.25%, 5/15/26	495	545
6.63%, 1/15/27	965	1,048
5.25%, 6/15/29(1)	220	235
Pattern Energy Group, Inc.,
5.88%, 2/1/24(1)	100	101
TerraForm Power Operating LLC,
6.63%, 6/15/25(1)	50	53
5.00%, 1/31/28(1)	25	25
Vistra Energy Corp.,
7.38%, 11/1/22	843	874
5.88%, 6/1/23	310	317
7.63%, 11/1/24	49	52
Vistra Operations Co. LLC,
3.55%, 7/15/24(1)	125	126
5.50%, 9/1/26(1)	295	312
5.63%, 2/15/27(1)	370	392
5.00%, 7/31/27(1)	1,110	1,150
4.30%, 7/15/29(1)	75	76

		7,604

Property & Casualty Insurance - 2.4%
Acrisure LLC/Acrisure Finance, Inc.,
8.13%, 2/15/24(1)	75	78
7.00%, 11/15/25(1)	125	113
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
8.25%, 8/1/23(1)	2,120	2,172
AssuredPartners, Inc.,
7.00%, 8/15/25(1)	2,415	2,400
GTCR AP Finance, Inc.,
8.00%, 5/15/27(1)	725	729
HUB International Ltd.,
7.00%, 5/1/26(1)	2,395	2,428
Radian Group, Inc.,
4.50%, 10/1/24	75	77
4.88%, 3/15/27	50	50
USI, Inc.,
6.88%, 5/1/25(1)	175	173

		8,220

Publishing & Broadcasting - 2.1%
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	510	520
9.25%, 2/15/24(1)	375	407
Cumulus Media New Holdings, Inc.,
6.75%, 7/1/26(1)	225	224
EW Scripps (The) Co.,
5.13%, 5/15/25(1)	100	96

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Publishing & Broadcasting - 2.1% continued
Gray Television, Inc.,
5.13%, 10/15/24(1)	$100	$102
5.88%, 7/15/26(1)	400	415
7.00%, 5/15/27(1)	280	304
iHeartCommunications, Inc.,
6.38%, 5/1/26	287	304
8.38%, 5/1/27	248	260
National CineMedia LLC,
5.75%, 8/15/26	25	24
Nexstar Broadcasting, Inc.,
5.63%, 8/1/24(1)	225	233
Nexstar Escrow, Inc.,
7/15/27(1) (4)	395	404
Salem Media Group, Inc.,
6.75%, 6/1/24(1)	25	22
Sinclair Television Group, Inc.,
6.13%, 10/1/22	125	127
5.88%, 3/15/26(1)	20	20
5.13%, 2/15/27(1)	275	270
Sirius XM Radio, Inc.,
3.88%, 8/1/22(1)	85	85
4.63%, 5/15/23(1)	205	207
7/15/24(1) (4)	415	425
6.00%, 7/15/24	665	683
5.38%, 7/15/26(1)	395	409
5.00%, 8/1/27(1)	330	336
5.50%, 7/1/29(1)	745	764
TEGNA, Inc.,
5.13%, 10/15/19	318	318
5.13%, 7/15/20	289	290
6.38%, 10/15/23	25	26
Townsquare Media, Inc.,
6.50%, 4/1/23(1)	75	74

		7,349

Real Estate - 2.8%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC,
5.75%, 5/15/26(1)	100	103
CyrusOne L.P./CyrusOne Finance Corp.,
5.00%, 3/15/24	50	51
5.38%, 3/15/27	25	26
Equinix, Inc.,
5.38%, 4/1/23	250	255
5.75%, 1/1/25	150	156
5.88%, 1/15/26	335	355
5.38%, 5/15/27	155	166
ESH Hospitality, Inc.,
5.25%, 5/1/25(1)	545	558
FelCor Lodging L.P.,
6.00%, 6/1/25	275	290
Five Point Operating Co. L.P./Five Point Capital Corp.,
7.88%, 11/15/25(1)	50	50
Forestar Group, Inc.,
8.00%, 4/15/24(1)	150	157
GLP Capital L.P./GLP Financing II, Inc.,
4.88%, 11/1/20	50	51
5.25%, 6/1/25	25	27
5.38%, 4/15/26	25	27
Greystar Real Estate Partners LLC,
5.75%, 12/1/25(1)	50	51
HAT Holdings I LLC/HAT Holdings II LLC,
5.25%, 7/15/24(1)	75	77
Howard Hughes (The) Corp.,
5.38%, 3/15/25(1)	50	52
Iron Mountain US Holdings, Inc.,
5.38%, 6/1/26(1)	45	45
Iron Mountain, Inc.,
6.00%, 8/15/23	110	113
5.75%, 8/15/24	225	227
4.88%, 9/15/27(1)	340	337
5.25%, 3/15/28(1)	740	741
iStar, Inc.,
4.63%, 9/15/20	50	50
Kennedy-Wilson, Inc.,
5.88%, 4/1/24	25	26
MPT Operating Partnership L.P./MPT Finance Corp.,
6.38%, 3/1/24	360	377
5.50%, 5/1/24	495	507
5.25%, 8/1/26	160	167
Newmark Group, Inc.,
6.13%, 11/15/23	75	79

NORTHERN FUNDS QUARTERLY REPORT    15    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Real Estate - 2.8% continued
Realogy Group LLC/Realogy Co.-Issuer Corp.,
5.25%, 12/1/21	$225	$216
4.88%, 6/1/23(1)	295	266
9.38%, 4/1/27(1)	515	451
RHP Hotel Properties L.P./RHP Finance Corp.,
5.00%, 4/15/23	50	51
SBA Communications Corp.,
4.00%, 10/1/22	100	101
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.13%, 12/15/24(1)	1,535	1,378
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
6.00%, 4/15/23(1)	25	24
8.25%, 10/15/23	1,850	1,716
VICI Properties 1 LLC/VICI FC, Inc.,
8.00%, 10/15/23	340	376

		9,700

Refining & Marketing - 0.2%
Citgo Holding, Inc.,
10.75%, 2/15/20(1)	325	336
Sunoco L.P./Sunoco Finance Corp.,
4.88%, 1/15/23	100	102
6.00%, 4/15/27	75	79

		517

Restaurants - 0.4%
Golden Nugget, Inc.,
6.75%, 10/15/24(1)	225	232
8.75%, 10/1/25(1)	150	158
IRB Holding Corp.,
6.75%, 2/15/26(1)	125	124
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.00%, 6/1/24(1)	300	310
5.25%, 6/1/26(1)	575	603
4.75%, 6/1/27(1)	50	51

		1,478

Retail - Consumer Discretionary - 2.4%
American Builders & Contractors Supply Co., Inc.,
5.75%, 12/15/23(1)	100	104
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.50%, 4/1/23	90	92
5.25%, 3/15/25(1)	330	332
7/15/27(1) (4)	345	348
Beacon Roofing Supply, Inc.,
6.38%, 10/1/23	75	78
4.88%, 11/1/25(1)	670	663
Builders FirstSource, Inc.,
5.63%, 9/1/24(1)	125	129
6.75%, 6/1/27(1)	100	105
Carvana Co.,
8.88%, 10/1/23(1)	75	76
FirstCash, Inc.,
5.38%, 6/1/24 (1)	50	51
Hertz (The) Corp.,
5.50%, 10/15/24(1)	510	487
L Brands, Inc.,
5.25%, 2/1/28	435	399
6.75%, 7/1/36	150	129
Lithia Motors, Inc.,
5.25%, 8/1/25(1)	50	51
Michaels Stores, Inc.,
7/15/27(1) (4)	50	50
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22(1)	965	919
Penske Automotive Group, Inc.,
3.75%, 8/15/20	585	585
5.75%, 10/1/22	165	167
5.50%, 5/15/26	235	245
QVC, Inc.,
4.85%, 4/1/24	115	119
5.45%, 8/15/34	130	128
Sonic Automotive, Inc.,
6.13%, 3/15/27	125	123
SRS Distribution, Inc.,
8.25%, 7/1/26(1)	2,200	2,139
Staples, Inc.,
7.50%, 4/15/26(1)	700	696
10.75%, 4/15/27(1)	185	184

		8,399

MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Retail - Consumer Staples - 0.1%
US Foods, Inc.,
5.88%, 6/15/24(1)	$185	$190

Semiconductors - 0.3%
Advanced Micro Devices, Inc.,
7.50%, 8/15/22	66	75
7.00%, 7/1/24	236	245
Amkor Technology, Inc.,
6.63%, 9/15/27(1)	325	323
Entegris, Inc.,
4.63%, 2/10/26(1)	50	50
Micron Technology, Inc.,
4.64%, 2/6/24	25	26
5.50%, 2/1/25	210	216
4.98%, 2/6/26	25	26
Qorvo, Inc.,
5.50%, 7/15/26	175	185

		1,146

Software & Services - 2.1%
ACI Worldwide, Inc.,
5.75%, 8/15/26(1)	50	52
Ascend Learning LLC,
6.88%, 8/1/25(1)	128	130
Banff Merger Sub, Inc.,
9.75%, 9/1/26(1)	75	65
CDK Global, Inc.,
3.80%, 10/15/19	95	95
5.00%, 10/15/24	75	79
5.88%, 6/15/26	75	79
5.25%, 5/15/29(1)	25	26
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
5.75%, 3/1/25(1)	50	51
Donnelley Financial Solutions, Inc.,
8.25%, 10/15/24	125	129
Dun & Bradstreet (The) Corp.,
6.88%, 8/15/26(1)	50	53
10.25%, 2/15/27(1)	225	239
Exela Intermediate LLC/Exela Finance, Inc.,
10.00%, 7/15/23(1)	100	81
Gartner, Inc.,
5.13%, 4/1/25(1)	50	51
Harland Clarke Holdings Corp.,
9.25%, 3/1/21(1)	50	49
8.38%, 8/15/22(1)	125	106
IQVIA, Inc.,
5.00%, 10/15/26(1)	370	382
5.00%, 5/15/27	175	181
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.,
6.00%, 7/15/25(1)	405	424
MSCI, Inc.,
5.25%, 11/15/24(1)	425	439
5.75%, 8/15/25	440	462
4.75%, 8/1/26(1)	50	52
Nielsen Finance LLC/Nielsen Finance Co.,
4.50%, 10/1/20	350	351
5.00%, 4/15/22(1)	744	742
Nuance Communications, Inc.,
6.00%, 7/1/24	410	424
5.63%, 12/15/26	145	151
Rackspace Hosting, Inc.,
8.63%, 11/15/24(1)	960	881
Refinitiv US Holdings, Inc.,
6.25%, 5/15/26(1)	25	26
8.25%, 11/15/26(1)	75	77
RP Crown Parent LLC,
7.38%, 10/15/24(1)	150	156
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(1)	100	108
SS&C Technologies, Inc.,
5.50%, 9/30/27(1)	675	700
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 6/1/25(1)	125	129
Veritas US, Inc./Veritas Bermuda Ltd.,
10.50%, 2/1/24	200	172
Verscend Escrow Corp.,
9.75%, 8/15/26(1)	125	130

		7,272

Supermarkets & Pharmacies - 0.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson’s LLC,
5.75%, 3/15/25	125	126

NORTHERN FUNDS QUARTERLY REPORT    17    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Supermarkets & Pharmacies - 0.1% continued
Cumberland Farms, Inc.,
6.75%, 5/1/25(1)	$150	$159

		285

Tobacco - 0.0%
Vector Group Ltd.,
6.13%, 2/1/25(1)	75	70
10.50%, 11/1/26(1)	100	94

		164

Transportation & Logistics - 0.2%
BCD Acquisition, Inc.,
9.63%, 9/15/23(1)	50	52
JB Poindexter & Co., Inc.,
7.13%, 4/15/26(1)	50	51
Wabash National Corp.,
5.50%, 10/1/25(1)	50	47
XPO Logistics, Inc.,
6.50%, 6/15/22(1)	336	343
6.13%, 9/1/23(1)	50	52

		545

Travel & Lodging - 0.2%
Hilton Domestic Operating Co., Inc.,
5.13%, 5/1/26	280	292
4.88%, 1/15/30(1)	75	77
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
4.63%, 4/1/25	120	123
Marriott Ownership Resorts, Inc./ILG LLC,
6.50%, 9/15/26	75	80

		572

Utilities - 0.7%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	75	79
5.75%, 5/20/27	100	105
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.50%, 5/1/21	50	45
Ferrellgas Partners L.P./Ferrellgas Partners Finance Corp.,
8.63%, 6/15/20	50	37
NextEra Energy Operating Partners L.P.,
4.25%, 7/15/24(1)	285	287
4.25%, 9/15/24(1)	75	76
Pacific Gas & Electric Co.,
3.50%, 10/1/20(7)	25	24
3.25%, 6/15/23(7)	25	24
6.05%, 3/1/34(7)	100	112
5.80%, 3/1/37(7)	50	55
5.40%, 1/15/40(7)	125	134
5.13%, 11/15/43(7)	225	230
Talen Energy Supply LLC,
10.50%, 1/15/26(1)	735	733
7.25%, 5/15/27(1)	370	379
1/15/28(1) (4)	180	179

		2,499

Waste & Environment Services & Equipment - 0.1%
Clean Harbors, Inc.,
7/15/27(4)	140	142
7/15/29(1) (4)	65	67

		209

Wireless Telecommunications Services - 1.5%
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	175	184
Sprint Capital Corp.,
8.75%, 3/15/32	675	781
Sprint Communications, Inc.,
7.00%, 3/1/20(1)	125	128
9.25%, 4/15/22	75	87
6.00%, 11/15/22	525	547
Sprint Corp.,
7.88%, 9/15/23	705	766
7.13%, 6/15/24	1,500	1,591
7.63%, 3/1/26	350	373
T-Mobile USA, Inc.,
4.00%, 4/15/22	50	51
6.00%, 3/1/23	125	128
6.00%, 4/15/24	170	177
5.13%, 4/15/25	50	52
6.50%, 1/15/26	145	157
4.50%, 2/1/26	335	343

		5,365

Wireline Telecommunications Services - 3.1%
CenturyLink, Inc.,
6.45%, 6/15/21	100	106
5.80%, 3/15/22	100	104

MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.0% continued
Wireline Telecommunications Services - 3.1% continued
7.50%, 4/1/24	$25	$28
Cogent Communications Group, Inc.,
5.38%, 3/1/22(1)	75	78
Embarq Corp.,
8.00%, 6/1/36	570	552
Frontier Communications Corp.,
10.50%, 9/15/22	1,020	691
7.63%, 4/15/24	165	94
11.00%, 9/15/25	540	335
8.50%, 4/1/26(1)	50	48
8.00%, 4/1/27(1)	125	130
9.00%, 8/15/31	432	245
GTT Communications, Inc.,
7.88%, 12/31/24(1)	3,750	3,065
Level 3 Financing, Inc.,
5.38%, 8/15/22	140	140
5.63%, 2/1/23	350	354
5.13%, 5/1/23	415	418
5.38%, 1/15/24	400	409
Level 3 Parent LLC,
5.75%, 12/1/22	205	207
Qualitytech L.P./QTS Finance Corp.,
4.75%, 11/15/25(1)	25	25
Qwest Corp.,
6.75%, 12/1/21	85	91
6.88%, 9/15/33	495	494
West Corp.,
8.50%, 10/15/25(1)	1,250	1,094
Windstream Services LLC/Windstream Finance Corp.,
7.75%, 10/1/21(7)	6	2
6.38%, 8/1/23(1) (6) (7)	27	8
10.50%, 6/30/24(1) (7)	75	54
8.63%, 10/31/25(1) (6) (7)	68	69
Zayo Group LLC/Zayo Capital, Inc.,
6.00%, 4/1/23	540	552
6.38%, 5/15/25	490	500
5.75%, 1/15/27(1)	670	683

		10,576

Total Corporate Bonds (Cost $235,330)		232,445

FOREIGN ISSUER BONDS - 12.7%
Aerospace & Defense - 0.2%
Bombardier, Inc.,
6.00%, 10/15/22(1)	150	151
6.13%, 1/15/23(1)	250	254
7.50%, 3/15/25(1)	75	75
7.88%, 4/15/27(1)	175	175
TransDigm UK Holdings PLC,
6.88%, 5/15/26	200	202

		857

Airlines - 0.1%
Air Canada,
7.75%, 4/15/21(1)	300	323

Apparel & Textile Products - 0.0%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC,
7.50%, 5/1/25(1)	150	143

Auto Parts Manufacturing - 0.1%
Delphi Technologies PLC,
5.00%, 10/1/25(1)	75	67
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.,
8.50%, 5/15/27(1)	125	129

		196

Banks - 0.1%
Barclays Bank PLC,
7.63%, 11/21/22	200	218

Cable & Satellite - 1.0%
Altice Financing S.A.,
7.50%, 5/15/26(1)	200	201
Altice Luxembourg S.A.,
7.75%, 5/15/22(1)	200	203
7.63%, 2/15/25(1)	335	315
10.50%, 5/15/27(1)	400	411
Telenet Finance Luxembourg Notes S.a.r.l.,
5.50%, 3/1/28(1)	400	408
Unitymedia GmbH,
6.13%, 1/15/25(1)	200	208
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
5.00%, 1/15/25(1)	265	273
UPCB Finance IV Ltd.,
5.38%, 1/15/25(1)	200	206

NORTHERN FUNDS QUARTERLY REPORT    19    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Cable & Satellite - 1.0% continued
Videotron Ltd.,
5.38%, 6/15/24(1)	$125	$134
Virgin Media Finance PLC,
6.00%, 10/15/24(1)	425	440
Virgin Media Secured Finance PLC,
5.25%, 1/15/26(1)	200	205
5.50%, 8/15/26(1)	430	446

		3,450

Casinos & Gaming - 0.3%
Gateway Casinos & Entertainment Ltd.,
8.25%, 3/1/24(1)	200	210
International Game Technology PLC,
6.25%, 1/15/27(1)	280	306
Melco Resorts Finance Ltd.,
5.25%, 4/26/26(1)	200	200
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC,
7.00%, 7/15/26(1)	125	132
Wynn Macau Ltd.,
5.50%, 10/1/27(1)	200	195

		1,043

Chemicals - 0.7%
Consolidated Energy Finance S.A.,
6.50%, 5/15/26(1)	150	149
Hexion, Inc./Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20(7)	125	21
INEOS Group Holdings S.A.,
5.63%, 8/1/24(1)	390	398
Kissner Holdings L.P./Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA,
8.38%, 12/1/22(1)	100	104
NOVA Chemicals Corp.,
5.25%, 8/1/23	125	127
4.88%, 6/1/24(1)	495	512
5.00%, 5/1/25(1)	265	277
SPCM S.A.,
4.88%, 9/15/25(1)	200	201
Starfruit Finco B.V./Starfruit US Holdco LLC,
8.00%, 10/1/26(1)	70	72
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25(1)	175	168
Tronox Finance PLC,
5.75%, 10/1/25(1)	210	204
Venator Finance S.a.r.l./Venator Materials Corp.,
5.75%, 7/15/25	25	23

		2,256

Commercial Finance - 0.5%
Aircastle Ltd.,
5.13%, 3/15/21	25	26
Avolon Holdings Funding Ltd.,
3.63%, 5/1/22(1)	25	25
5.25%, 5/15/24(1)	50	53
Fly Leasing Ltd.,
6.38%, 10/15/21	200	205
Park Aerospace Holdings Ltd.,
3.63%, 3/15/21(1)	75	76
5.25%, 8/15/22(1)	1,215	1,283

		1,668

Communications Equipment - 0.0%
Nokia OYJ,
3.38%, 6/12/22	25	25

Construction Materials Manufacturing - 0.0%
Norbord, Inc.,
5.75%, 7/15/27(1)	25	25

Consumer Finance - 0.1%
4finance S.A.,
10.75%, 5/1/22	200	184
Fairstone Financial, Inc.,
7.88%, 7/15/24(1)	125	128
goeasy Ltd.,
7.88%, 11/1/22(1)	25	26

		338

Consumer Products - 0.0%
Avon International Capital PLC,
8/15/22(1) (4)	50	50

MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Consumer Services - 0.1%
Garda World Security Corp.,
7.25%, 11/15/21(1)	$50	$50
8.75%, 5/15/25(1)	400	395

		445

Containers & Packaging - 0.6%
ARD Finance S.A.,
7.13%, 9/15/23(5)	460	470
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
4.25%, 9/15/22(1)	400	404
7.25%, 5/15/24(1)	200	211
6.00%, 2/15/25(1)	905	938

		2,023

Diversified Banks - 0.1%
Bank of Nova Scotia (The),
(Variable, ICE LIBOR USD 3M + 2.65%),
4.65%, 10/12/22(2) (3)	25	24
Barclays PLC,
(Variable, USD Swap 5Y + 4.84%),
7.75%, 9/15/23(2) (3)	250	256
Royal Bank of Scotland Group PLC,
(Variable, USD Swap 5Y + 5.72%),
8.00%, 8/10/25(2) (3)	200	216

		496

Electrical Equipment Manufacturing - 0.0%
Sensata Technologies B.V.,
4.88%, 10/15/23	85	89

Entertainment Content - 0.0%
Ziggo B.V.,
5.50%, 1/15/27	150	153

Exploration & Production - 0.9%
MEG Energy Corp.,
6.38%, 1/30/23(1)	1,455	1,386
7.00%, 3/31/24(1)	1,860	1,767
OGX Austria GmbH,
8.50%, 6/1/18(7) (10)	2,420	—
8.38%, 4/1/22(7) (10)	1,800	—
Seven Generations Energy Ltd.,
6.88%, 6/30/23(1)	75	76
5.38%, 9/30/25(1)	50	48

		3,277

Financial Services - 0.1%
Credit Suisse Group A.G.,
(Variable, USD Swap 5Y + 3.46%),
6.25%, 12/18/24(1) (2) (3)	200	208
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
10.50%, 6/1/24(1)	100	100

		308

Food & Beverage - 0.1%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.,
8.50%, 12/15/22(1)	75	73
JBS Investments GmbH,
7.25%, 4/3/24(1)	200	207
JBS USA LUX S.A./JBS USA Finance, Inc.,
5.88%, 7/15/24(1)	25	26
5.75%, 6/15/25(1)	50	52
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
6.50%, 4/15/29(1)	125	136

		494

Home Improvement - 0.1%
Masonite International Corp.,
5.75%, 9/15/26(1)	305	314

Homebuilders - 0.2%
Brookfield Residential Properties, Inc.,
6.38%, 5/15/25(1)	25	25
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
6.13%, 7/1/22(1)	50	51
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
5.63%, 3/1/24(1)	533	550

		626

Industrial Other - 0.1%
Ritchie Bros. Auctioneers, Inc.,
5.38%, 1/15/25(1)	385	399

Machinery Manufacturing - 0.5%
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 4/15/26(1)	1,870	1,683

NORTHERN FUNDS QUARTERLY REPORT    21    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Metals & Mining - 2.1%
Alcoa Nederland Holding B.V.,
7.00%, 9/30/26(1)	$200	$214
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26(1)	2,695	2,742
Constellium N.V.,
6.63%, 3/1/25(1)	353	367
First Quantum Minerals Ltd.,
6.50%, 3/1/24(1)	400	374
7.50%, 4/1/25(1)	200	191
FMG Resources (August 2006) Pty. Ltd.,
4.75%, 5/15/22(1)	290	300
5.13%, 3/15/23	70	72
Hudbay Minerals, Inc.,
7.25%, 1/15/23(1)	50	52
7.63%, 1/15/25(1)	402	415
IAMGOLD Corp.,
7.00%, 4/15/25(1)	50	52
Kinross Gold Corp.,
5.13%, 9/1/21	50	52
4.50%, 7/15/27	25	25
Mineral Resources Ltd.,
8.13%, 5/1/27(1)	125	130
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22(1)	25	25
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22(1)	1,610	1,111
Old Steelco, Inc.,
9.50%, 11/15/19(1) (7)	275	99
Taseko Mines Ltd.,
8.75%, 6/15/22(1)	150	144
Teck Resources Ltd.,
4.50%, 1/15/21	75	76
4.75%, 1/15/22	125	130
3.75%, 2/1/23	25	25
6.13%, 10/1/35	175	199
6.00%, 8/15/40	175	190
6.25%, 7/15/41	100	112
5.20%, 3/1/42	25	25
5.40%, 2/1/43	50	52

		7,174

Oil & Gas Services & Equipment - 0.6%
Ensco Rowan PLC,
7.75%, 2/1/26	25	19
Ensign Drilling, Inc.,
9.25%, 4/15/24(1)	175	172
Noble Holding International Ltd.,
7.75%, 1/15/24	69	53
7.88%, 2/1/26(1)	100	86
8.95%, 4/1/45	25	16
Precision Drilling Corp.,
7.75%, 12/15/23	170	173
5.25%, 11/15/24	525	486
7.13%, 1/15/26(1) (6)	140	135
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/25(1)	125	115
Transocean Guardian Ltd.,
5.88%, 1/15/24(1)	118	120
Transocean Pontus Ltd.,
6.13%, 8/1/25(1)	47	49
Transocean Sentry Ltd.,
5.38%, 5/15/23(1)	50	50
Transocean, Inc.,
5.80%, 10/15/22	75	74
7.25%, 11/1/25(1)	175	166
7.50%, 1/15/26(1)	25	24
7.50%, 4/15/31	50	42
6.80%, 3/15/38	50	37
Weatherford International Ltd.,
5.13%, 9/15/20(7)	50	26
8.25%, 6/15/23(7)	50	26
9.88%, 2/15/24(7)	350	183
7.00%, 3/15/38(7)	50	26

		2,078

Pharmaceuticals - 1.2%
Bausch Health Cos., Inc.,
6.50%, 3/15/22	95	98
5.50%, 3/1/23(1)	43	43
5.88%, 5/15/23(1)	112	113
7.00%, 3/15/24(1)	140	149
6.13%, 4/15/25(1)	1,260	1,287
5.50%, 11/1/25(1)	375	391
9.00%, 12/15/25(1)	825	922
5.75%, 8/15/27(1)	110	116
7.00%, 1/15/28(1)	265	275

MULTI-MANAGER FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Pharmaceuticals - 1.2% continued
7.25%, 5/30/29(1)	$75	$78
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
6.00%, 7/15/23(1)	213	153
6.00%, 2/1/25(1)	495	332
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
5.75%, 8/1/22(1)	50	43

		4,000

Power Generation - 0.1%
Drax Finco PLC,
6.63%, 11/1/25(1)	200	204

Property & Casualty Insurance - 0.1%
Ardonagh Midco 3 PLC,
8.63%, 7/15/23(1)	200	188

Publishing & Broadcasting - 0.0%
Clear Channel International B.V.,
8.75%, 12/15/20(1)	25	26

Refining & Marketing - 0.1%
eG Global Finance PLC,
6.75%, 2/7/25(1)	200	198
Parkland Fuel Corp.,
6.00%, 4/1/26(1)	25	26
7/15/27(1) (4)	75	76

		300

Restaurants - 0.4%
1011778 B.C. ULC/New Red Finance, Inc.,
4.63%, 1/15/22(1)	75	75
4.25%, 5/15/24(1)	670	677
5.00%, 10/15/25(1)	715	721

		1,473

Semiconductors - 0.1%
NXP B.V./NXP Funding LLC,
4.63%, 6/15/22(1)	200	209
Sensata Technologies UK Financing Co. PLC,
6.25%, 2/15/26(1)	270	287

		496

Software & Services - 0.3%
Camelot Finance S.A.,
7.88%, 10/15/24(1)	100	105
IHS Markit Ltd.,
5.00%, 11/1/22	315	334
Nielsen Co. Luxembourg (The) S.a.r.l.,
5.00%, 2/1/25(1)	325	319
Open Text Corp.,
5.88%, 6/1/26(1)	410	434

		1,192

Travel & Lodging - 0.3%
NCL Corp. Ltd.,
4.75%, 12/15/21(1)	698	708
Silversea Cruise Finance Ltd.,
7.25%, 2/1/25(1)	50	54
Viking Cruises Ltd.,
6.25%, 5/15/25(1)	75	77
5.88%, 9/15/27(1)	100	101

		940

Utilities - 0.0%
Rockpoint Gas Storage Canada Ltd.,
7.00%, 3/31/23(1)	50	51
Superior Plus L.P./Superior General Partner, Inc.,
7.00%, 7/15/26(1)	25	26

		77

Wireless Telecommunications Services - 1.4%
Altice France S.A.,
6.25%, 5/15/24(1)	200	206
7.38%, 5/1/26(1)	890	912
8.13%, 2/1/27(1)	495	520
Digicel Group One Ltd.,
8.25%, 12/30/22(1)	310	171
Digicel Group Two Ltd.,
8.25%, 9/30/22(1)	340	75
Intelsat Connect Finance S.A.,
9.50%, 2/15/23(1)	475	420
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	1,305	1,191
8.00%, 2/15/24(1)	100	104
9.75%, 7/15/25(1)	325	331
Intelsat Luxembourg S.A.,
8.13%, 6/1/23	341	263
Wind Tre S.p.A.,
5.00%, 1/20/26(1)	640	620

NORTHERN FUNDS QUARTERLY REPORT    23    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Wireless Telecommunications Services - 1.4% continued
Xplornet Communications, Inc.,
9.63%, (100% Cash), 6/1/22(1) (5)	$57	$58

		4,871

Wireline Telecommunications Services - 0.1%
Telecom Italia Capital S.A.,
6.00%, 9/30/34	165	168

Total Foreign Issuer Bonds (Cost $47,616)		44,086

TERM LOANS - 14.8%(11)
Apparel & Textile Products - 0.0%
ASP Unifrax Holdings, Inc., USD Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%),
6.15%, 12/12/25	4	3
(Floating, ICE LIBOR USD 3M + 3.75%),
6.35%, 12/12/25	21	21

		24

Auto Parts Manufacturing - 1.1%
Adient U.S. LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.25%),
6.82%, 5/6/24	6	6
(Floating, ICE LIBOR USD 3M + 4.25%),
6.89%, 5/6/24	19	18
Altra Industrial Motion Corp., Term Loan,
(Floating, ICE LIBOR USD 1M + 2.00%),
4.40%, 10/1/25	47	47
DexKo Global, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 8.25%),
10.58%, 7/24/25	1,460	1,453
Panther BF Aggregator 2 L.P., Initial Dollar Term Loan,
(Floating, ICE LIBOR USD 1M + 3.50%),
5.90%, 4/30/26	200	198
Truck Hero, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 8.25%, 1.00% Floor),
10.65%, 4/21/25	2,050	1,978

		3,700

Cable & Satellite - 0.0%
Radiate Holdco LLC, Closing Date Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 0.75% Floor),
5.40%, 2/1/24	98	95

Casinos & Gaming - 0.2%
Boyd Gaming Corp., Refinancing Term B Loan,
(Floating, ICE LIBOR USD 1W + 2.25%),
4.62%, 9/15/23	119	119
CEOC LLC, Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.00%),
4.40%, 10/7/24	98	98
CityCenter Holdings LLC, Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor),
4.65%, 4/18/24	173	172
Gateway Casinos & Entertainment Ltd., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%),
5.33%, 12/1/23	74	73
Golden Nugget, Inc., Initial B Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 0.75% Floor),
5.14%, 10/4/23	32	32
(Floating, ICE LIBOR USD 1M + 2.75%, 0.75% Floor),
5.15%, 10/4/23	40	39
(Floating, PRIME USD 3M + 1.75%, 0.75% Floor),
7.25%, 10/4/23(12)	—	—
Mohegan Tribal Gaming Authority, Term B Loan,
(Floating, ICE LIBOR USD 1M + 4.00%, 1.00% Floor),
6.40%, 10/13/23	303	281
PCI Gaming Authority, Term B Facility Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
5.40%, 5/29/26	25	25

		839

Chemicals - 0.9%
Consolidated Energy Finance S.A., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.50%),
4.90%, 5/7/25	74	72

MULTI-MANAGER FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 14.8%(11) continued
Chemicals - 0.9% continued
PQ Corp., Third Amendment Tranche B-1 Term Loan,
(Floating, ICE LIBOR USD 3M + 2.50%),
5.08%, 2/8/25	$154	$153
UTEX Industries, Inc., Initial Loan,
(Floating, ICE LIBOR USD 1M + 7.25%, 1.00% Floor),
9.65%, 5/20/22	2,200	1,987
UTEX Industries, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.00%, 1.00% Floor),
6.40%, 5/21/21	945	879

		3,091

Coal Operations - 0.0%
Cloud Peak Energy, Inc., New Money Loan,
(Floating, ICE LIBOR USD 3M + 9.00%, 1.00% Floor),
9.00%, 2/15/20	25	25

Communications Equipment - 0.0%
Commscope, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%),
5.65%, 4/6/26	50	50

Consumer Finance - 0.0%
First Data Corp., 2024A New Dollar Term Loan,
(Floating, ICE LIBOR USD 1M + 2.00%),
4.40%, 4/26/24	50	50
WEX, Inc., Term B-3 Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
4.65%, 5/15/26	90	89

		139

Consumer Products - 0.3%
Parfums Holding Co., Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.75%, 1.00% Floor),
11.08%, 6/30/25	950	944

Consumer Services - 0.1%
Aramark Intermediate HoldCo Corp.,
U.S. Term B-3 Loan,
(Floating, ICE LIBOR USD 3M + 1.75%),
4.08%, 3/11/25	148	148
Camelot U.S. Acquisition 1 Co., New Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor),
5.65%, 10/3/23	43	43
National Intergovernmental Purchasing Alliance Co., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.75%),
6.35%, 5/23/25	50	49
R.R. Donnelley & Sons Co., Term B Loan,
(Floating, ICE LIBOR USD 1M + 5.00%),
7.40%, 1/15/24	224	221
USS Ultimate Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.75%, 1.00% Floor),
5.95%, 8/25/24	49	49
(Floating, ICE LIBOR USD 3M + 3.75%, 1.00% Floor),
6.08%, 8/25/24(12)	—	—

		510

Containers & Packaging - 0.3%
Berlin Packaging LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%),
5.33%, 11/7/25	5	5
(Floating, ICE LIBOR USD 1M + 3.00%),
5.41%, 11/7/25	39	38
(Floating, ICE LIBOR USD 1M + 3.00%),
5.44%, 11/7/25	208	201
Berry Global, Inc., Term Loan U,
5/15/26(13)	200	199
BWay Holding Co., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%),
5.85%, 4/3/24	350	338
Consolidated Container Co. LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor),
5.15%, 5/22/24	49	48
Flex Acquisition Co., Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor),
5.44%, 12/29/23	97	92

NORTHERN FUNDS QUARTERLY REPORT    25    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 14.8%(11) continued
Containers & Packaging - 0.3% continued
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan,
2/5/23(13)	$130	$129

		1,050

Distributors - Consumer Discretionary - 0.1%
American Tire Distributors, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 6.00%, 1.00% Floor),
8.52%, 9/1/23	197	195
(Floating, ICE LIBOR USD 2M + 7.50%, 1.00% Floor),
9.98%, 9/2/24	131	122
IAA Spinco, Inc., Term Loan B,
5/22/26(13)	25	25

		342

Educational Services - 0.5%
KUEHG Corp., Tranche B Term Loan,
(Floating, ICE LIBOR USD 3M + 8.25%, 1.00% Floor),
10.58%, 8/22/25	950	941
Learning Care Group (U.S.) No. 2, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor),
10.08%, 3/13/26	770	766

		1,707

Electrical Equipment Manufacturing - 0.6%
Deliver Buyer, Inc., Term Loan,
(Floating, ICE LIBOR USD 3M + 5.00%),
7.33%, 5/1/24	1,955	1,945

Entertainment Content - 0.0%
Formula One Management Ltd., Facility B3,
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor),
4.90%, 2/1/24	110	107
Lions Gate Capital Holdings LLC, Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
4.65%, 3/24/25	22	22

		129

Entertainment Resources - 0.3%
Crown Finance U.S., Inc., Initial Dollar Tranche Term Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
4.65%, 2/28/25	189	186
Equinox Holdings, Inc., Incremental Term B-1 Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor),
5.40%, 3/8/24	25	25
Life Time Fitness, Inc., 2017 Refinancing Term Loan,
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor),
5.27%, 6/10/22	318	316
SeaWorld Parks & Entertainment, Inc., Term B-5 Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 0.75% Floor),
5.40%, 4/1/24	394	392
Six Flags Theme Parks, Inc., Tranche B Term Loan,
(Floating, ICE LIBOR USD 1M + 2.00%),
4.41%, 4/17/26	25	25

		944

Exploration & Production - 0.1%
California Resources Corp., Initial Loan,
(Floating, ICE LIBOR USD 1M + 4.75%),
7.15%, 12/31/22	350	334
California Resources Corp., Loan,
(Floating, ICE LIBOR USD 1M + 10.38%),
12.78%, 12/31/21	25	25

		359

Financial Services - 0.3%
Edelman Financial Center (The) LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%),
5.64%, 7/21/25	25	25
Masergy Holdings, Inc., Initial Loan,
(Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor),
9.83%, 12/16/24	840	820
UFC Holdings LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor),
5.66%, 4/29/26	73	74

		919

MULTI-MANAGER FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 14.8%(11) continued
Hardware - 0.0%
Everi Payments, Inc., Term B Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor),
5.40%, 5/9/24	$96	$96

Health Care Facilities & Services - 2.9%
Air Methods Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.50%, 1.00% Floor),
5.83%, 4/22/24	98	79
Aveanna Healthcare LLC, Initial New Term Loan,
(Floating, ICE LIBOR USD 1M + 5.50%, 1.00% Floor),
7.90%, 3/18/24	50	48
Aveanna Healthcare LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 8.00%, 1.00% Floor),
10.40%, 3/17/25	1,710	1,648
Aveanna Healthcare LLC, Term Loan,
6/4/27(13)	1,670	1,609
Dentalcorp Health Services, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor),
9.90%, 6/8/26	700	684
(Floating, ICE LIBOR USD 3M + 7.50%),
9.94%, 6/8/26	700	684
(Floating, ICE LIBOR USD 1W + 7.50%),
9.94%, 6/8/26	180	176
Jaguar Holding Co. I LLC, 2018 Term Loan,
8/18/22(13)	96	96
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor),
4.90%, 8/18/22	54	54
Lanai Holdings III, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.50%, 1.00% Floor),
11.08%, 8/28/23	1,820	1,638
National Mentor Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 8.50%, 1.00% Floor),
10.91%, 3/8/27	1,340	1,327
Packaging Coordinators Midco, Inc.,
Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.75%, 1.00% Floor),
11.08%, 7/1/24	1,450	1,443
PAREXEL International Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%),
5.15%, 9/27/24	47	45
Surgery Center Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor),
5.66%, 9/2/24	49	47
Team Health Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor),
5.15%, 2/6/24	443	391
Wink Holdco, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor),
5.40%, 12/2/24	49	48

		10,017

Home & Office Products Manufacturing - 0.0%
Serta Simmons Bedding LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 8.00%, 1.00% Floor),
10.39%, 11/8/24	95	42

Industrial Other - 0.1%
HD Supply, Inc., Term B-5 Loan,
(Floating, ICE LIBOR USD 1M + 1.75%),
4.15%, 10/17/23	99	100
KSBR Holding Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.50%),
6.89%, 4/15/26	25	25
MRO Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 5.00%),
7.48%, 6/4/26	75	75

		200

Internet Media - 0.4%
Ten-X LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 8.00%),
10.40%, 9/29/25(8)	1,360	1,319

NORTHERN FUNDS QUARTERLY REPORT    27    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 14.8%(11) continued
Life Insurance - 0.0%
Genworth Holdings, Inc., Initial Loan,
(Floating, ICE LIBOR USD 2M + 4.50%, 1.00% Floor),
6.99%, 3/7/23	$25	$25

Machinery Manufacturing - 0.6%
Engineered Machinery Holdings, Inc.,
Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor),
5.58%, 7/19/24	25	24
(Floating, ICE LIBOR USD 3M + 7.25%, 1.00% Floor),
9.58%, 7/18/25	2,069	2,028

		2,052

Managed Care - 0.5%
MPH Acquisition Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor),
5.35%, 6/7/23	541	517
One Call Corp., Extended Term Loan,
(Floating, ICE LIBOR USD 1M + 5.25%, 1.00% Floor),
7.64%, 11/27/22	698	564
Tivity Health, Inc., Tranche A Term Loan,
(Floating, ICE LIBOR USD 1M + 4.25%),
6.65%, 3/8/24	222	220
Tivity Health, Inc., Tranche B Term Loan,
(Floating, ICE LIBOR USD 1M + 5.25%),
7.65%, 3/6/26	287	287

		1,588

Manufactured Goods - 0.0%
Neenah Foundry Co., Loan,
(Floating, ICE LIBOR USD 2M + 6.50%),
8.85%, 12/13/22	23	23
(Floating, ICE LIBOR USD 2M + 6.50%),
8.98%, 12/13/22	20	19
Ply Gem Midco, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.75%),
6.35%, 4/12/25	25	24

		66

Metals & Mining - 0.2%
Big River Steel LLC, Closing Date Term Loan,
(Floating, ICE LIBOR USD 3M + 5.00%, 1.00% Floor),
7.33%, 8/23/23	25	25
RA Acquisition Purchaser LLC, Notes,
(Floating, ICE LIBOR USD 3M + 10.00%),
12.33%, 5/31/23(8)	627	627

		652

Oil & Gas Services & Equipment - 0.0%
Keane Group Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor),
6.19%, 5/25/25	25	24
Parker Drilling Co., Term Loan,
(Floating, ICE LIBOR USD 3M + 10.68%),
13.00%, 3/26/24	18	19

		43

Oil, Gas & Coal - 0.0%
Prairie ECI Acquiror L.P., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.75%),
7.08%, 3/11/26	50	50

Pharmaceuticals - 0.1%
Mallinckrodt International Finance S.A., 2017 Term B Loan,
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor),
5.08%, 9/24/24	214	191
Mallinckrodt International Finance S.A., 2018 Incremental Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%, 0.75% Floor),
5.53%, 2/24/25	33	30

		221

Pipeline - 0.2%
BCP Raptor LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.25%, 1.00% Floor),
6.65%, 6/24/24	209	198
BCP Renaissance Parent LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.50%, 1.00% Floor),
6.08%, 10/31/24	50	49

MULTI-MANAGER FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 14.8%(11) continued
Pipeline - 0.2% continued
Brazos Delaware II LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.00%),
6.38%, 5/21/25	$209	$197
Lower Cadence Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.00%),
6.40%, 5/22/26	60	60
Lucid Energy Group II Borrower LLC, Initial Term Loan,
2/17/25(13)	204	194

		698

Power Generation - 0.0%
Vistra Operations Co. LLC, 2018 Incremental Term Loan,
(Floating, ICE LIBOR USD 3M + 2.00%),
4.33%, 8/4/23	2	1
(Floating, ICE LIBOR USD 1M + 2.00%),
4.39%, 8/4/23	19	19
(Floating, ICE LIBOR USD 1M + 2.00%),
4.40%, 12/31/25	26	26
Vistra Operations Co. LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.00%),
4.40%, 8/4/23	119	119

		165

Property & Casualty Insurance - 1.5%
Asurion LLC, New B-7 Term Loan, 11/3/24(13)	25	25
Asurion LLC, Replacement B-2 Term Loan,
(Floating, ICE LIBOR USD 1M + 6.50%),
8.90%, 8/4/25	4,700	4,762
Asurion LLC, Replacement B-6 Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
5.40%, 11/3/23	48	47
Hub International Ltd., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%),
5.59%, 4/25/25	49	48
Sedgwick Claims Management Services, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%),
5.65%, 12/31/25	214	211

		5,093

Restaurants - 0.0%
1011778 B.C. Unlimited Liability Co., Term B-3 Loan,
(Floating, ICE LIBOR USD 1M + 2.25%, 1.00% Floor),
4.65%, 2/16/24	173	172

Retail - Consumer Discretionary - 0.3%
American Builders & Contractors Supply Co., Inc., Term B-2 Loan,
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor),
4.40%, 10/31/23	50	49
Bass Pro Group LLC, Initial Term Loan, 9/25/24 (13)	110	105
(Floating, ICE LIBOR USD 1M + 5.00%, 0.75% Floor),
7.40%, 9/25/24	235	225
Foundation Building Materials Holding Co. LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
5.40%, 8/13/25	50	49
Staples, Inc., 2019 Refinancing New Term B-1 Loan,
(Floating, ICE LIBOR USD 3M + 5.00%),
7.60%, 4/16/26	631	604

		1,032

Software & Services - 2.6%
Dun & Bradstreet (The) Corp., Initial Term Borrowing,
(Floating, ICE LIBOR USD 1M + 5.00%),
7.40%, 2/6/26	50	50
Evergreen Skills Lux S.a.r.l., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.75%, 1.00% Floor),
7.19%, 4/28/21	3,175	2,732
(Floating, ICE LIBOR USD 1M + 8.25%, 1.00% Floor),
10.69%, 4/28/22	1,090	381
IQVIA, Inc., Term B-3 Dollar Loan,
(Floating, ICE LIBOR USD 1M + 1.75%),
4.15%, 6/11/25	298	296
MH Sub I LLC, Amendment No. 2 Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor),
9.90%, 9/15/25	3,060	3,060

NORTHERN FUNDS QUARTERLY REPORT    29    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 14.8%(11) continued
Software & Services - 2.6% continued
Optiv, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 7.25%, 1.00% Floor),
9.65%, 1/31/25	$540	$470
Peak 10 Holding Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 7.25%, 1.00% Floor),
9.83%, 8/1/25	1,360	1,124
Presidio Holdings, Inc., Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor),
5.15%, 2/2/24	3	3
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor),
5.34%, 2/2/24	232	231
Refinitiv U.S. Holdings, Inc., Initial Dollar Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%),
6.15%, 10/1/25	75	72
SS&C Technologies Holdings, Inc., Term B-3 Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
4.65%, 4/16/25	29	29
SS&C Technologies Holdings, Inc., Term B-4 Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
4.65%, 4/16/25	20	20
Tempo Acquisition LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
5.40%, 5/1/24	73	73
TierPoint LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 7.25%, 1.00% Floor),
9.65%, 5/5/25	480	442
Verscend Holding Corp., Term B Loan,
(Floating, ICE LIBOR USD 1M + 4.50%),
6.90%, 8/27/25	25	25

		9,008

Transportation & Logistics - 0.0%
Navistar, Inc., Tranche B Term Loan,
(Floating, ICE LIBOR USD 1M + 3.50%),
5.91%, 11/6/24	99	98

Travel & Lodging - 0.2%
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan,
(Floating, ICE LIBOR USD 1M + 1.75%),
4.15%, 6/22/26	225	225
Marriott Ownership Resorts, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
4.65%, 8/29/25	174	174
RHP Hotel Properties L.P., Tranche B Term Loan,
(Floating, ICE LIBOR USD 3M + 2.00%),
4.61%, 5/11/24	198	197

		596

Wireless Telecommunications Services - 0.2%
Altice France S.A., Incremental Term Loan,
(Floating, ICE LIBOR USD 1M + 4.00%),
6.39%, 8/14/26	571	559
Windstream Services LLC, Term Facility,
(Floating, ICE LIBOR USD 1M + 2.50%),
4.91%, 2/26/21	50	50

		609

Wireline Telecommunications Services - 0.2%
CenturyLink, Inc., Initial Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.75%),
5.15%, 1/31/25	535	522
Level 3 Financing, Inc., Tranche B 2024 Term Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
4.65%, 2/22/24	75	75

		597

Total Term Loans (Cost $52,961)		51,251

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 0.8%
Distributors - Consumer Discretionary - 0.2%
ATD New Holdings, Inc.(8) *	22,076	$561

Metals & Mining - 0.6%
Real Alloy Parent, Inc.(8) *	48	1,903

Oil, Gas & Coal - 0.0%
Bonanza Creek Energy, Inc.*	5,714	119

MULTI-MANAGER FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 0.8% continued
Oil, Gas & Coal - 0.0% continued
Denbury Resources, Inc.*	2,685	$3
Parker Drilling Co.*	1,014	21

		143

Software - 0.0%
Avaya Holdings Corp.*	4,085	49

Utilities - 0.0%
GenOn Energy Holdings, Inc.(8) *	69	13

Total Common Stocks (Cost $2,566)		2,669

CONVERTIBLE PREFERRED STOCKS - 0.0%
Exploration & Production - 0.0%
Chesapeake Energy Corp., 5.75%(1)	13	6

Total Convertible Preferred Stocks (Cost $10)		6

OTHER - 0.0%
Escrow Appvion, Inc.(10) *	225,000	—
Escrow Avaya Holdings Corp.(10) *	250,000	—
Escrow Avaya, Inc.(10) *	25,000	—
Escrow GenOn Energy, Inc.(10) *	25,000	—
Escrow Hercules Offshore, Inc.*	3,570	1
Escrow Washington Mutual Bank(10) *	250,000	—

Total Other (Cost $29)		1

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Appvion, Inc. Class A, Exp. 6/1/20, Strike $0.00(10) *	219	$—
Appvion, Inc. Class B, Exp. 6/13/23, Strike $0.00(10) *	219	—
Halcon Resources Corp., Exp. 9/9/20, Strike $14.04(9) *	3,297	—

Total Warrants (Cost $4)		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.22%(14) (15)	10,512,957	$10,513

Total Investment Companies (Cost $10,513)		10,513

Total Investments - 98.3% (Cost $349,126)		341,060

Other Assets less Liabilities - 1.7%		5,981

NET ASSETS - 100.0%		$347,041

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2019.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)

Restricted security that has been deemed illiquid. At June 30, 2019, the value of these restricted illiquid securities amounted to approximately $307,000 or 0.1% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Hexion, Inc.,
10.38%, 2/1/22	1/25/17-1/10/19	$118
Precision Drilling Corp.,
7.13%, 1/15/26	11/9/17-7/8/19	137
Windstream Services LLC/Windstream Finance Corp.,
6.38%, 8/1/23	11/7/17	20
Windstream Services LLC/Windstream Finance Corp.,
8.63%, 10/31/25	4/13/18-2/20/19	62

(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Level 3 asset.
(9)	Value rounds to less than one thousand.
(10)	Level 3 asset that is worthless, bankrupt or has been delisted.
(11)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(12)	Principal Amount and Value rounds to less than one thousand.
(13)	Position is unsettled. Contract rate was not determined at June 30, 2019 and does not take effect until settlement date.

NORTHERN FUNDS QUARTERLY REPORT    31    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

(14)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(15)	7-day current yield as of June 30, 2019 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1W - 1 Week

2M - 2 Month

3M - 3 Month

5Y - 5 Year

6M - 6 Month

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

USD - United States Dollar

Percentages shown are based on Net Assets.

At June 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	1.4%
BB	24.6
B	36.6
CCC or Below	28.7
Not Rated	5.6
Cash Equivalents	3.1

Total	100.0%

*

Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds(1)	$—	$89		$—	$89
Corporate Bonds:
Entertainment Resources	—	3,992		1,093	5,085
Iron & Steel	—	—		2,670	2,670
Managed Care	—	5,009		4,334	9,343
Manufactured Goods	—	2,760		1,511	4,271
All Other Industries(1)	—	211,076		—	211,076

Total Corporate Bonds	—	222,837		9,608	232,445

Foreign Issuer Bonds(1)	—	44,086		—	44,086
Term Loans:
Internet Media	—	—		1,319	1,319
Metals & Mining	—	25		627	652
All Other Industries(1)	—	49,280		—	49,280

Total Term Loans	—	49,305		1,946	51,251

Common Stocks:
Oil, Gas & Coal	143	—		—	143
Software	49	—		—	49
All Other Industries(1)	—	—		2,477	2,477

Total Common Stocks	192	—		2,477	2,669

Convertible Preferred Stocks(1)	—	6		—	6
Other	—	1		—	1
Warrants	—	—	*	—	—	*
Investment Companies	10,513	—		—	10,513

Total Investments	$10,705	$316,324		$14,031	$341,060

*	Amounts round to less than a thousand.
(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

MULTI-MANAGER FUNDS     32    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2019 (UNAUDITED)

	BALANCE AS OF 3/31/19 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)		REALIZED GAIN (LOSS) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/19 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/19 (000S)
Corporate Bonds
Entertainment Resources	$1,093	$—	*	$—	$— *	$—	$—	$—	$—	$1,093	$— *
Iron & Steel	2,670	—		—	—	—	—	—	—	2,670	—
Managed Care	4,405	28		—	(99)	—	—	—	—	4,334	(99)
Manufactured Goods	1,511	6		—	(6)	—	—	—	—	1,511	(6)
Term Loans
Health Care Facilities & Services	115	—		—	—	—	(115)	—	—	—	—
Internet Media	1,319	1		—	(1)	—	—	—	—	1,319	(1)
Metals & Mining	627	—		—	—	—	—	—	—	627	—
Common Stocks
Distributors - Consumer Discretionary	480	—		—	81	—	—	—	—	561	81
Metals & Mining	1,849	—		—	54	—	—	—	—	1,903	54
Utilities	—	—		—	3	10	—	—	—	13	3
Warrants	453	—		482	(369)	—	(566)	—	—	—	(369)

Total	$14,522	$35		$482	$(337)	$10	$(681)	$—	$—	$14,031	$(337)

*	Amounts round to less than a thousand.

Security valued at $13 included in the Balance as of 6/30/19 above was valued using evaluated prices provided by a third party provider. Securities valued at $14,018 included in the Balance as of 6/30/19 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.

	FAIR VALUE AT 6/30/19 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS		RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$9,608	Market Approach	Yield	(1)	4.7%-13.3%	(9.85%)
Term Loans	$1,946	Market Approach	Yield	(1)	3.3%-10.7%	(9.20%)
Common Stocks	$2,464	Discounted Cash Flow/Market Approach	Discount Rate/EBITDA Multiple	(2)	13.3%/6.0x

(1)

The significant unobservable inputs that were used in the fair value measurement are: Yield. Significant decreases (increases) in yield would have resulted in a significantly higher (lower) fair value measurement.

(2)

The significant unobservable inputs that can be used in the fair value measurement are: Discount Rate and EBITDA Multiple. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$24,050	$48,989	$62,526	$94	$10,513	10,512,957

NORTHERN FUNDS QUARTERLY REPORT    33    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	JUNE 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 99.9%
FlexShares® Credit-Scored US Corporate Bond Index Fund(1)	106,005	$5,500
FlexShares® Global Quality Real Estate Index Fund(1)	55,665	3,532
FlexShares® International Quality Dividend Index Fund(1)	233,956	5,386
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund(1)	147,532	8,970
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	121,462	6,298
FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	138,176	4,561
FlexShares® Morningstar US Market Factor Tilt Index Fund(1)	135,596	15,846
FlexShares® Quality Dividend Index Fund(1)	150,210	6,738
FlexShares® STOXX® Global Broad Infrastructure Index Fund(1)	70,156	3,578
iShares 20+ Year Treasury Bond ETF	23,933	3,179
iShares 3-7 Year Treasury Bond ETF	45,939	5,777
iShares 7-10 Year Treasury Bond ETF	6,885	757
iShares iBoxx High Yield Corporate Bond ETF	92,804	8,091
iShares Long-Term Corporate Bond ETF	35,858	2,286
iShares MBS ETF	82,250	8,850
iShares Short-Term Corporate Bond ETF	13,791	737
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.22%(1) (2)	585,931	586

Total Investment Companies (Cost $80,366)		90,672

Total Investments - 99.9% (Cost $80,366)		90,672

Other Assets less Liabilities - 0.1%		115

NET ASSETS - 100.0%		$90,787

(1)

Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.

(2)	7-day current yield as of June 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

Percentages shown are based on Net Assets.

At June 30, 2019, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	17.5%	FlexShares® Morningstar US Market Factor Tilt Index Fund
U.S. Equity	7.4	FlexShares® Quality Dividend Index Fund
Non U.S. Equity - Developed	9.9	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Non U.S. Equity - Developed	5.9	FlexShares® International Quality Dividend Index Fund
Non U.S. Equity - Emerging Markets	6.9	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	3.9	FlexShares® Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	8.9	iShares iBoxx High Yield Corporate Bond ETF
U.S. Bonds - Investment Grade	9.8	iShares MBS ETF
U.S. Bonds - Investment Grade	6.4	iShares 3-7 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	6.1	FlexShares® Credit-Scored US Corporate Bond Index Fund
U.S. Bonds - Investment Grade	3.5	iShares 20+ Year Treasury Bond ETF
U.S. Bonds - Investment Grade	2.5	iShares Long-Term Corporate Bond ETF
U.S. Bonds - Investment Grade	0.8	iShares 7-10 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	0.8	iShares Short-Term Corporate Bond ETF
Global Infrastructure	4.0	FlexShares® STOXX® Global Broad Infrastructure Index Fund
Commodities/Natural Resources	5.0	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Cash	0.7	Northern Institutional Funds - U.S. Government Portfolio (Shares)

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    1    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND continued	JUNE 30, 2019 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2019:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$90,672	$—	$—	$90,672

Transactions in affiliated investments for the three months ended June 30, 2019, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Credit-Scored US Corporate Bond Index Fund	$6,212	$117	$974	$114	$31	$51	$5,500	106,005
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	560	—	576	(26)	42	6	—	—
FlexShares® Disciplined Duration MBS Index Fund	3,368	79	3,455	(36)	44	34	—	—
FlexShares® Global Quality Real Estate Index Fund	3,684	—	127	(35)	10	30	3,532	55,665
FlexShares® International Quality Dividend Index Fund	5,343	96	29	(21)	(3)	108	5,386	233,956
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	8,924	266	242	48	(26)	146	8,970	147,532
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	7,130	34	678	(56)	(132)	59	6,298	121,462
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	4,573	—	48	30	6	41	4,561	138,176
FlexShares® Morningstar US Market Factor Tilt Index Fund	15,829	97	537	435	22	75	15,846	135,596
FlexShares® Quality Dividend Index Fund	6,866	—	139	5	6	59	6,738	150,210
FlexShares® STOXX® Global Broad Infrastructure Index Fund	1,854	1,695	36	62	3	28	3,578	70,156
Northern Institutional Funds - U.S. Government Portfolio (Shares)	854	9,986	10,254	—	—	2	586	585,931

	$65,197	$12,370	$17,095	$520	$3	$639	$60,995	1,744,689

GLOBAL TACTICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUARTERLY REPORT